UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Formerly, TIAA-CREF Institutional Mutual Funds)
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%

AMUSEMENT AND RECREATION SERVICES - 1.09%
90,893	*	Bally Technologies, Inc	$3,752,972
94,167	*	Pinnacle Entertainment, Inc	845,620
373,568		Walt Disney Co	12,047,568

		TOTAL AMUSEMENT AND RECREATION SERVICES	16,646,160

APPAREL AND ACCESSORY STORES - 0.72%
274,822		American Eagle Outfitters, Inc	4,666,477
171,318	*	AnnTaylor Stores Corp	2,336,778
117,002	*	Urban Outfitters, Inc	4,093,900

		TOTAL APPAREL AND ACCESSORY STORES	11,097,155

APPAREL AND OTHER TEXTILE PRODUCTS - 0.74%
184,730		Guess ?, Inc	7,814,079
143,630	*	Hanesbrands, Inc	3,462,919

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	11,276,998

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.82%
434,489		Home Depot, Inc	12,569,767

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,569,767

BUSINESS SERVICES - 9.06%
217,057	*	Amdocs Ltd	6,192,636
63,485		Ctrip.com International Ltd (ADR)	4,562,032
187,431	*	eBay, Inc	4,412,126
46,494	*	Google, Inc (Class A)	28,825,350
167,267	*	Informatica Corp	4,325,525
1,329,104		Microsoft Corp	40,524,380
433,962	*	Nuance Communications, Inc	6,743,769
614,336		Oracle Corp	15,075,805
52,578	*	Sohu.com, Inc	3,011,668
160,109	*	SolarWinds, Inc	3,684,108
254,713	*	Symantec Corp	4,556,816
142,534		Visa, Inc (Class A)	12,466,024
275,156	*	Yahoo!, Inc	4,617,118

		TOTAL BUSINESS SERVICES	138,997,357

CHEMICALS AND ALLIED PRODUCTS - 13.95%
164,109		Abbott Laboratories	8,860,245
62,290		Agrium, Inc	3,830,835
161,397	*	Amgen, Inc	9,130,228
488,258		Bristol-Myers Squibb Co	12,328,515
60,155		Colgate-Palmolive Co	4,941,733
474,453		Dow Chemical Co	13,109,136

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

135,445		Du Pont (E.I.) de Nemours & Co	$4,560,433
422,976		Ferro Corp	3,485,322
145,662	*	Forest Laboratories, Inc	4,677,207
288,512	*	Gilead Sciences, Inc	12,486,799
204,466		GlaxoSmithKline plc	4,335,887
367,137		Johnson & Johnson	23,647,294
483,298	*	King Pharmaceuticals, Inc	5,930,066
246,395		Merck & Co, Inc	9,003,273
99,070		Monsanto Co	8,098,973
532,648	*	Mylan Laboratories, Inc	9,816,703
197,336		Novartis AG. (ADR)	10,740,998
1,332,079		Pfizer, Inc	24,230,517
83,716		Praxair, Inc	6,723,232
420,677		Procter & Gamble Co	25,505,647
200		Sherwin-Williams Co	12,330
68,471		Teva Pharmaceutical Industries Ltd (ADR)	3,846,701
90,296	*	United Therapeutics Corp	4,754,084

		TOTAL CHEMICALS AND ALLIED PRODUCTS	214,056,158

COMMUNICATIONS - 3.65%
662,050		AT&T, Inc	18,557,262
117,563		Cablevision Systems Corp (Class A)	3,035,477
258,777	*	DIRECTV	8,630,213
134,364	*	SBA Communications Corp (Class A)	4,589,874
637,030		Verizon Communications, Inc	21,104,803

		TOTAL COMMUNICATIONS	55,917,629

DEPOSITORY INSTITUTIONS - 8.15%
1,942,960		Bank of America Corp	29,260,978
4,872,456		Citigroup, Inc	16,127,829
771,710		JPMorgan Chase & Co	32,157,155
184,834		People’s United Financial, Inc	3,086,728
187,272		State Street Corp	8,153,823
577,596		US Bancorp	13,001,686
862,295		Wells Fargo & Co	23,273,342

		TOTAL DEPOSITORY INSTITUTIONS	125,061,541

EATING AND DRINKING PLACES - 0.56%
137,364		McDonald’s Corp	8,577,008

		TOTAL EATING AND DRINKING PLACES	8,577,008

ELECTRIC, GAS, AND SANITARY SERVICES - 2.73%
461,596	*	AES Corp	6,143,843
270,366		Allegheny Energy, Inc	6,348,194
55,175		Entergy Corp	4,515,522
517,300		NV Energy, Inc	6,404,174
261,466		PG&E Corp	11,674,457
164,781		Questar Corp	6,849,946

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,936,136

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.19%
123,025		Analog Devices, Inc	$3,885,130
166,284	*	Apple Computer, Inc	35,062,643
1,092,160	*	Cisco Systems, Inc	26,146,309
200,190		Cooper Industries plc	8,536,102
83,230		Eaton Corp	5,295,093
1,326,431		General Electric Co	20,068,901
864,075		Intel Corp	17,627,130
463,266	*	Marvell Technology Group Ltd	9,612,770
810,716	*	Micron Technology, Inc	8,561,161
271,310	*	QLogic Corp	5,119,620
354,039		Qualcomm, Inc	16,377,844

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	156,292,703

ENGINEERING AND MANAGEMENT SERVICES - 0.47%
382,355		KBR, Inc	7,264,745

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,264,745

FABRICATED METAL PRODUCTS - 0.29%
87,552		Stanley Works	4,509,804

		TOTAL FABRICATED METAL PRODUCTS	4,509,804

FOOD AND KINDRED PRODUCTS - 4.46%
283,851		Coca-Cola Co	16,179,507
41,820		Diageo plc (ADR)	2,902,726
150,597		General Mills, Inc	10,663,774
168,301	*	Hansen Natural Corp	6,462,758
111,850		InBev NV	5,790,155
214,394		PepsiCo, Inc	13,035,155
179,166	*	Smithfield Foods, Inc	2,721,532
331,365		Unilever plc	10,622,031

		TOTAL FOOD AND KINDRED PRODUCTS	68,377,638

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
113,076		Best Buy Co, Inc	4,461,979

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,461,979

GENERAL MERCHANDISE STORES - 2.12%
71,810		Costco Wholesale Corp	4,248,998
90,685		Target Corp	4,386,433
147,695		TJX Companies, Inc	5,398,252
346,699		Wal-Mart Stores, Inc	18,531,062

		TOTAL GENERAL MERCHANDISE STORES	32,564,745

HEALTH SERVICES - 1.79%
179,727		McKesson Corp	11,232,938
254,499	*	Medco Health Solutions, Inc	16,265,031

		TOTAL HEALTH SERVICES	27,497,969

HOLDING AND OTHER INVESTMENT OFFICES - 0.27%
20,077		Simon Property Group, Inc	1,602,145
132,099		Starwood Property Trust, Inc	2,495,350

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,097,495

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.82%
361,270	*	Brocade Communications Systems, Inc	$2,756,490
431,795	*	EMC Corp	7,543,459
176,717		Emerson Electric Co	7,528,144
437,098		Hewlett-Packard Co	22,514,918
198,442		Ingersoll-Rand plc	7,092,317
176,264		International Business Machines Corp	23,072,957
312,769	*	Palm, Inc	3,140,201
187,603		Raytheon Co	9,665,307
265,008	*	SanDisk Corp	7,682,582
281,841		Textron, Inc	5,301,429
232,224		Tyco International Ltd	8,285,752

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	104,583,556

INSTRUMENTS AND RELATED PRODUCTS - 2.47%
248,178		Baxter International, Inc	14,563,085
1,350,936	*	Boston Scientific Corp	12,158,424
251,379		PerkinElmer, Inc	5,175,894
161,772	*	St. Jude Medical, Inc	5,949,974

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	37,847,377

INSURANCE CARRIERS - 3.01%
211,293		ACE Ltd	10,649,167
335,586		Cigna Corp	11,836,118
100	*	Greenlight Capital Re Ltd (Class A)	2,357
84,106		PartnerRe Ltd	6,279,354
180,457	*	Progressive Corp	3,246,421
284,630		Prudential Financial, Inc	14,163,190

		TOTAL INSURANCE CARRIERS	46,176,607

LEGAL SERVICES - 0.26%
84,362	*	FTI Consulting, Inc	3,978,512

		TOTAL LEGAL SERVICES	3,978,512

METAL MINING - 1.15%
169,993		Anglo American plc	7,361,991
76,110		Barrick Gold Corp	2,997,212
176,067		Companhia Vale do Rio Doce (ADR)	5,111,225
39,857		Rio Tinto plc	2,152,152

		TOTAL METAL MINING	17,622,580

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
198,825		Jarden Corp	6,145,681
187,741		Mattel, Inc	3,751,065

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	9,896,746

MISCELLANEOUS RETAIL - 0.83%
89,169	*	Amazon.com, Inc	11,995,014
33,277	*	Vitamin Shoppe, Inc	740,080

		TOTAL MISCELLANEOUS RETAIL	12,735,094

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 2.29%
346,280	*	Discovery Communications, Inc (Class A)	$10,620,407
112,710	*	DreamWorks Animation SKG, Inc (Class A)	4,502,765
224,769		Scripps Networks Interactive (Class A)	9,327,914
364,337		Time Warner, Inc	10,616,780

		TOTAL MOTION PICTURES	35,067,866

NONDEPOSITORY INSTITUTIONS - 0.44%
455,847		Discover Financial Services	6,705,509

		TOTAL NONDEPOSITORY INSTITUTIONS	6,705,509

OIL AND GAS EXTRACTION - 5.63%
251,972		Anadarko Petroleum Corp	15,728,092
63,697		Apache Corp	6,571,619
228,396	*	Cameron International Corp	9,546,953
301,279	*	Cobalt International Energy, Inc	4,169,701
662,454		Halliburton Co	19,933,242
216,743	*	Newfield Exploration Co	10,453,515
132,721		Occidental Petroleum Corp	10,796,853
140,446		Petroleo Brasileiro S.A. (ADR)	6,696,465
118,639		Tullow Oil plc	2,489,099

		TOTAL OIL AND GAS EXTRACTION	86,385,539

PAPER AND ALLIED PRODUCTS - 0.61%
147,957		Kimberly-Clark Corp	9,426,340

		TOTAL PAPER AND ALLIED PRODUCTS	9,426,340

PETROLEUM AND COAL PRODUCTS - 5.44%
311,688		Chevron Corp	23,996,859
47,645		Enterprise Products Partners LP	1,496,529
754,742		Exxon Mobil Corp	51,465,858
85,379		Walter Industries, Inc	6,429,892

		TOTAL PETROLEUM AND COAL PRODUCTS	83,389,138

PRIMARY METAL INDUSTRIES - 0.47%
64,796		Precision Castparts Corp	7,150,239

		TOTAL PRIMARY METAL INDUSTRIES	7,150,239

RAILROAD TRANSPORTATION - 0.89%
213,687		Union Pacific Corp	13,654,599

		TOTAL RAILROAD TRANSPORTATION	13,654,599

SECURITY AND COMMODITY BROKERS - 1.66%
132,661		Goldman Sachs Group, Inc	22,398,483
57,563		T Rowe Price Group, Inc	3,065,230

		TOTAL SECURITY AND COMMODITY BROKERS	25,463,713

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
120,186		Corning, Inc	2,320,792

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

192,055	*	Owens-Illinois, Inc	$6,312,848

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,633,640

TOBACCO PRODUCTS - 0.89%
284,639		Philip Morris International, Inc	13,716,753

		TOTAL TOBACCO PRODUCTS	13,716,753

TRANSPORTATION BY AIR - 0.99%
189,716	*	Continental Airlines, Inc (Class B)	3,399,711
140,962		FedEx Corp	11,763,279

		TOTAL TRANSPORTATION BY AIR	15,162,990

TRANSPORTATION EQUIPMENT - 2.41%
175,959	*	Autoliv, Inc	7,629,582
188,069		Goodrich Corp	12,083,434
116,537		Honeywell International, Inc	4,568,250
183,546		United Technologies Corp	12,739,929

		TOTAL TRANSPORTATION EQUIPMENT	37,021,195

TRUCKING AND WAREHOUSING - 0.40%
106,528		United Parcel Service, Inc (Class B)	6,111,511

		TOTAL TRUCKING AND WAREHOUSING	6,111,511

WHOLESALE TRADE-NONDURABLE GOODS - 0.20%
94,536		Terra Industries, Inc	3,043,114

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,043,114

		TOTAL COMMON STOCKS	1,524,975,605

		(Cost $1,398,449,765)

		TOTAL INVESTMENTS - 99.42%	1,524,975,605
		(Cost $1,398,449,765)
		OTHER ASSETS AND LIABILITIES, NET - 0.58%	8,878,036

		NET ASSETS - 100.00%	$1,533,853,641

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company

*	Non-income producing

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.84%

BUSINESS SERVICES - 5.24%
1,624,538		Adecco S.A.	$89,617,589
811,303	*	Autonomy Corp plc	19,702,038
35,700		Mitsubishi UFJ Lease & Finance Co Ltd	1,075,499
105		NTT Data Corp	325,591

		TOTAL BUSINESS SERVICES	110,720,717

CHEMICALS AND ALLIED PRODUCTS - 18.23%
33,100		Astellas Pharma, Inc	1,234,922
68,700		Eisai Co Ltd	2,525,838
1,733,466		Henkel KGaA (Preference)	91,029,631
39,300		Hisamitsu Pharmaceutical Co, Inc	1,269,205
201,800		Kao Corp	4,729,528
63,000		Kissei Pharmaceutical Co Ltd	1,241,119
36,000		Kyowa Hakko Kogyo Co Ltd	380,693
2,060,192		Lanxess AG.	77,883,104
729,273		Novartis AG.	39,825,030
945,495		Reckitt Benckiser Group plc	51,179,783
264,000		Shin-Etsu Chemical Co Ltd	14,905,001
333,271		Syngenta AG.	94,118,294
53,600		Takeda Pharmaceutical Co Ltd	2,208,386
36,000		Tanabe Seiyaku Co Ltd	449,203
56,200		Tsumura & Co	1,816,861
143,000		UBE Industries Ltd	391,249

		TOTAL CHEMICALS AND ALLIED PRODUCTS	385,187,847

COMMUNICATIONS - 0.41%
174,000		Nippon Telegraph & Telephone Corp	6,873,530
302		NTT DoCoMo, Inc	421,437
633,608		Vodafone Group plc	1,467,255

		TOTAL COMMUNICATIONS	8,762,222

DEPOSITORY INSTITUTIONS - 6.56%
1,206		Australia & New Zealand Banking Group Ltd	24,576
11,294,700		Bank Rakyat Indonesia	9,077,922
1,000,644		HDFC Bank Ltd	36,460,870
2,210,743		HSBC Holdings plc	25,220,927
4,021,900		Mitsubishi UFJ Financial Group, Inc	19,811,008
152,000		Mitsui Trust Holdings, Inc	512,034
20,825		National Australia Bank Ltd	508,215
22,327		Societe Generale	1,551,279
328,400		Sumitomo Mitsui Financial Group, Inc	9,423,556
58,000		Suruga Bank Ltd	505,433
2,293,539	*	UBS A.G. (Switzerland)	35,715,483

		TOTAL DEPOSITORY INSTITUTIONS	138,811,303

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.03%
185,000	Chubu Electric Power Co, Inc	$4,413,278
7,141,393	Energias de Portugal S.A.	31,794,002
1,118,306	Fortum Oyj	30,339,053
38,400	Hokkaido Electric Power Co, Inc	696,608
32,100	Hokuriku Electric Power Co	700,873
114,200	Kansai Electric Power Co, Inc	2,577,099
104,400	Kyushu Electric Power Co, Inc	2,150,317
113,300	Tohoku Electric Power Co, Inc	2,245,315
236,500	Tokyo Electric Power Co, Inc	5,935,780
1,116,000	Tokyo Gas Co Ltd	4,454,660

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	85,306,985

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.14%
10,701,072	Hon Hai Precision Industry Co, Ltd	50,045,207
80	Hoya Corp	2,135
86,600	Matsushita Electric Industrial Co Ltd	1,246,728
1,461,000	Mitsubishi Electric Corp	10,853,265
2,000	Murata Manufacturing Co Ltd	99,814
16,100	Nidec Corp	1,488,009
21,400	Nitto Denko Corp	768,769
756,241	Nokia Oyj	9,778,194
6,841,650	Powertech Technology, Inc	23,177,713
4,328,333	Smiths Group plc	70,560,180
135,400	Sony Corp	3,936,317

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	171,956,331

ENGINEERING AND MANAGEMENT SERVICES - 1.18%
332,585	Tecan Group AG.	24,983,160

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	24,983,160

FOOD AND KINDRED PRODUCTS - 2.76%
41,400	Asahi Breweries Ltd	762,477
991,311	InBev NV	51,317,340
275,000	Toyo Suisan Kaisha Ltd	6,341,675

	TOTAL FOOD AND KINDRED PRODUCTS	58,421,492

GENERAL MERCHANDISE STORES - 0.89%
40,796	Shinsegae Co Ltd	18,843,202

	TOTAL GENERAL MERCHANDISE STORES	18,843,202

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.50%
921,696	Saipem S.p.A.	31,808,140

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	31,808,140

HOLDING AND OTHER INVESTMENT OFFICES - 2.76%
178,927	Bellevue Group AG.	6,027,977
420	DA Office Investment Corp	892,212
2,999,220	iShares MSCI Japan Index Fund	29,212,404
357	Japan Excellent, Inc	1,591,137

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

170	*	Japan Retail Fund Investment Corp	$764,532
285	*	Kenedix Realty Investment Corp	780,301
162		Nippon Accommodations Fund, Inc	847,343
19		Nomura Real Estate Office Fund, Inc	103,334
188		Nomura Real Estate Residential Fund, Inc	683,419
519		Premier Investment Co	1,699,503
357		Top REIT Inc	1,585,571
163		United Urban Investment Corp	861,675
1,181,477		Westfield Group	13,222,980

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	58,272,388

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.15%
99,800		Canon, Inc	4,245,338
39,400		Daikin Industries Ltd	1,556,191
26,800		Fanuc Ltd	2,497,813
19,020		FUJIFILM Holdings Corp	574,417
704,214	*	Hollysys Automation Technologies Ltd	8,457,610
150,480		Komatsu Ltd	3,150,174
53,832,300		Lenovo Group Ltd	33,361,078
866,642		Rheinmetall AG.	55,022,107
25,900	*	Sumitomo Heavy Industries Ltd	131,123

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	108,995,851

INSTRUMENTS AND RELATED PRODUCTS - 2.05%
350,067		Phonak Holding AG.	42,410,635
15,200		Terumo Corp	916,103

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	43,326,738

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
34,200		Millea Holdings, Inc	933,291

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	933,291

INSURANCE CARRIERS - 0.16%
53,600		Mitsui Sumitomo Insurance Group Holdings, Inc	1,369,008
226,000		Sompo Japan Insurance, Inc	1,457,125
32,150		T&D Holdings, Inc	661,175

		TOTAL INSURANCE CARRIERS	3,487,308

METAL MINING - 2.60%
782,964		Anglo American plc	33,908,300
115,911		Rio Tinto Ltd	7,737,621
248,536		Rio Tinto plc	13,420,159

		TOTAL METAL MINING	55,066,080

MISCELLANEOUS RETAIL - 0.19%
199,100		Seven & I Holdings Co Ltd	4,065,309

		TOTAL MISCELLANEOUS RETAIL	4,065,309

NONDEPOSITORY INSTITUTIONS - 0.49%
150,706		ORIX Corp	10,260,705

		TOTAL NONDEPOSITORY INSTITUTIONS	10,260,705

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 5.58%
2,215,651		BG Group plc	$40,006,454
17,795,000		CNOOC Ltd	27,723,565
313		Inpex Holdings, Inc	2,366,626
2,281,712		Tullow Oil plc	47,871,326

		TOTAL OIL AND GAS EXTRACTION	117,967,971

PAPER AND ALLIED PRODUCTS - 2.10%
27,461,400		Nine Dragons Paper Holdings Ltd	43,802,799
107,000		Rengo Co Ltd	635,977

		TOTAL PAPER AND ALLIED PRODUCTS	44,438,776

PETROLEUM AND COAL PRODUCTS - 1.02%
1,849,068		BP plc	17,854,937
113,813		Royal Dutch Shell plc (A Shares)	3,444,011
5,168		Total S.A.	331,940

		TOTAL PETROLEUM AND COAL PRODUCTS	21,630,888

PRIMARY METAL INDUSTRIES - 0.13%
557,000		Sumitomo Metal Industries Ltd	1,497,239
80,000		Sumitomo Metal Mining Co Ltd	1,180,603

		TOTAL PRIMARY METAL INDUSTRIES	2,677,842

RAILROAD TRANSPORTATION - 0.54%
405		Central Japan Railway Co	2,710,780
87,000		East Japan Railway Co	5,505,422
981		West Japan Railway Co	3,288,946

		TOTAL RAILROAD TRANSPORTATION	11,505,148

REAL ESTATE - 0.15%
18		City Developments Ltd	147
114,160		Goldcrest Co Ltd	3,196,732

		TOTAL REAL ESTATE	3,196,879

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 6.62%
1,165,564		Bayer AG.	93,272,567
250,000	*	NOK Corp	3,448,205
3,407,887		SSL International plc	43,045,904

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	139,766,676

SECURITY AND COMMODITY BROKERS - 6.17%
1,073,490		Credit Suisse Group	53,182,118
903,265		Deutsche Boerse AG.	74,799,063
341,600		Nomura Holdings, Inc	2,540,367

		TOTAL SECURITY AND COMMODITY BROKERS	130,521,548

TEXTILE MILL PRODUCTS - 1.45%
9,515,000		Teijin Ltd	30,741,802

		TOTAL TEXTILE MILL PRODUCTS	30,741,802

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION BY AIR - 1.91%
13,462,629	*	British Airways plc	$40,490,784

		TOTAL TRANSPORTATION BY AIR	40,490,784

TRANSPORTATION EQUIPMENT - 1.18%
71,260	*	Denso Corp	2,153,268
293,300	*	Honda Motor Co Ltd	9,951,279
89,300		JTEKT Corp	1,148,552
276,800		Toyota Motor Corp	11,670,153

		TOTAL TRANSPORTATION EQUIPMENT	24,923,252

WATER TRANSPORTATION - 0.04%
179,000		Mitsui OSK Lines Ltd	945,598

		TOTAL WATER TRANSPORTATION	945,598

WHOLESALE TRADE-DURABLE GOODS - 9.53%
3,151,919		Assa Abloy AB (Class B)	60,721,710
11,166,000		Li & Fung Ltd	46,165,088
187,510		Mitsubishi Corp	4,670,607
203,600		Mitsui & Co Ltd	2,888,292
428,050		Sumitomo Corp	4,358,722
2,194,448		ThyssenKrupp AG.	82,494,271

		TOTAL WHOLESALE TRADE-DURABLE GOODS	201,298,690

WHOLESALE TRADE-NONDURABLE GOODS - 0.04%
188,000		Nippon Oil Corp	871,588

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	871,588

		TOTAL COMMON STOCKS	2,090,186,511

		(Cost $2,029,733,670)

		TOTAL INVESTMENTS - 98.84%	2,090,186,511
		(Cost $2,029,733,670)
		OTHER ASSETS AND LIABILITIES, NET - 1.16%	24,486,438

		NET ASSETS - 100.00%	$2,114,672,949

The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing

INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
December 31, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$37,670,014	1.80%

TOTAL DOMESTIC	37,670,014	1.80

FOREIGN
AUSTRALIA	21,493,392	1.03
BELGIUM	51,317,340	2.46
CHINA	104,887,442	5.02
FINLAND	40,117,247	1.92
FRANCE	1,883,219	0.09
GERMANY	474,500,743	22.70
HONG KONG	46,165,088	2.21
INDIA	36,460,870	1.74
INDONESIA	9,077,922	0.43
ITALY	31,808,140	1.52
JAPAN	256,170,769	12.26
KOREA, REPUBLIC OF	18,843,202	0.90
NETHERLANDS	3,444,011	0.16
PORTUGAL	31,794,002	1.52
SINGAPORE	147	0.00 **
SWEDEN	60,721,710	2.91
SWITZERLAND	385,880,286	18.47
TAIWAN	73,222,920	3.50
UNITED KINGDOM	404,728,047	19.36

TOTAL FOREIGN	2,052,516,497	98.20

TOTAL PORTFOLIO	$2,090,186,511	100.00%

**	Percentage represents less than 0.01%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.16%

AMUSEMENT AND RECREATION SERVICES - 2.20%
279,022	*	Electronic Arts, Inc	$4,952,641
375,273		Walt Disney Co	12,102,554

		TOTAL AMUSEMENT AND RECREATION SERVICES	17,055,195

APPAREL AND ACCESSORY STORES - 3.12%
285,790	*	Kohl’s Corp	15,412,655
234,809		Nordstrom, Inc	8,824,122

		TOTAL APPAREL AND ACCESSORY STORES	24,236,777

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.94%
645,130		Lowe’s Cos, Inc	15,089,591

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	15,089,591

BUSINESS SERVICES - 22.58%
306,867	*	Adobe Systems, Inc	11,286,568
120,637	*	Alliance Data Systems Corp	7,791,944
65,899	*	Google, Inc (Class A)	40,856,062
631,651	*	Intuit, Inc	19,398,002
95,890		Mastercard, Inc (Class A)	24,545,922
881,563		Microsoft Corp	26,878,856
392,715	*	Nuance Communications, Inc	6,102,791
342,291		Omnicom Group, Inc	13,400,693
119,074	*	Salesforce.com, Inc	8,784,089
186,801		Visa, Inc (Class A)	16,337,615

		TOTAL BUSINESS SERVICES	175,382,542

CHEMICALS AND ALLIED PRODUCTS - 14.58%
360,734	*	Celgene Corp	20,085,669
102,084	*	Forest Laboratories, Inc	3,277,917
223,384	*	Gilead Sciences, Inc	9,668,060
117,552	*	Invitrogen Corp	6,139,741
252,881		Monsanto Co	20,673,022
360,905		Novartis AG. (ADR)	19,644,059
106,571		Praxair, Inc	8,558,717
87,323		Shire plc (ADR)	5,125,860
355,536		Teva Pharmaceutical Industries Ltd (ADR)	19,974,012

		TOTAL CHEMICALS AND ALLIED PRODUCTS	113,147,057

COMMUNICATIONS - 1.03%
567,367		CBS Corp (Class B)	7,971,506

		TOTAL COMMUNICATIONS	7,971,506

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 2.43%
204,299		Wells Fargo & Co	$5,514,030
707,510		Western Union Co	13,336,564

		TOTAL DEPOSITORY INSTITUTIONS	18,850,594

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 18.13%
249,628		Analog Devices, Inc	7,883,252
168,255	*	Apple Computer, Inc	35,478,248
118,339	*	Broadcom Corp (Class A)	3,721,762
921,168	*	Cisco Systems, Inc	22,052,762
37,528	*	First Solar, Inc	5,081,291
390,071		Intel Corp	7,957,448
823,412	*	Marvell Technology Group Ltd	17,085,799
478,050	*	NetApp, Inc	16,440,140
541,797		Qualcomm, Inc	25,063,529

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	140,764,231

FABRICATED METAL PRODUCTS - 0.94%
151,669		Illinois Tool Works, Inc	7,278,595

		TOTAL FABRICATED METAL PRODUCTS	7,278,595

FOOD AND KINDRED PRODUCTS - 4.02%
266,819		Coca-Cola Co	15,208,683
135,978		Mead Johnson Nutrition Co	5,942,239
164,733		PepsiCo, Inc	10,015,766

		TOTAL FOOD AND KINDRED PRODUCTS	31,166,688

FURNITURE AND HOME FURNISHINGS STORES - 0.97%
194,668	*	Bed Bath & Beyond, Inc	7,520,025

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	7,520,025

HEALTH SERVICES - 0.70%
62,443	*	Express Scripts, Inc	5,398,197

		TOTAL HEALTH SERVICES	5,398,197

HOTELS AND OTHER LODGING PLACES - 1.13%
239,865		Starwood Hotels & Resorts Worldwide, Inc	8,771,863

		TOTAL HOTELS AND OTHER LODGING PLACES	8,771,863

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.71%
316,596	*	EMC Corp	5,530,932

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,530,932

INSTRUMENTS AND RELATED PRODUCTS - 5.04%
228,006	*	Agilent Technologies, Inc	7,084,146
51,347		Alcon, Inc	8,438,880
111,797		Danaher Corp	8,407,134
140,135		Rockwell Collins, Inc	7,757,874
141,622		Roper Industries, Inc	7,416,744

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,104,778

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 1.01%
168,762		Aflac, Inc	$7,805,243

		TOTAL INSURANCE CARRIERS	7,805,243

METAL MINING - 1.02%
273,734		Companhia Vale do Rio Doce (ADR)	7,946,498

		TOTAL METAL MINING	7,946,498

MISCELLANEOUS RETAIL - 3.99%
168,883	*	Amazon.com, Inc	22,718,141
37,629	*	Priceline.com, Inc	8,221,937

		TOTAL MISCELLANEOUS RETAIL	30,940,078

MOTION PICTURES - 0.76%
202,323		Time Warner, Inc	5,895,692

		TOTAL MOTION PICTURES	5,895,692

OIL AND GAS EXTRACTION - 5.43%
133,088		Anadarko Petroleum Corp	8,307,353
85,532	*	Concho Resources, Inc	3,840,387
337,221		National Oilwell Varco, Inc	14,868,074
186,291		Occidental Petroleum Corp	15,154,773

		TOTAL OIL AND GAS EXTRACTION	42,170,587

PRIMARY METAL INDUSTRIES - 1.05%
73,916		Precision Castparts Corp	8,156,631

		TOTAL PRIMARY METAL INDUSTRIES	8,156,631

SECURITY AND COMMODITY BROKERS - 3.52%
407,219		Charles Schwab Corp	7,663,862
116,597		Goldman Sachs Group, Inc	19,686,237

		TOTAL SECURITY AND COMMODITY BROKERS	27,350,099

TRANSPORTATION BY AIR - 0.73%
68,164		FedEx Corp	5,688,286

		TOTAL TRANSPORTATION BY AIR	5,688,286

TRANSPORTATION EQUIPMENT - 3.13%
297,744		Boeing Co	16,116,883
117,320		United Technologies Corp	8,143,181

		TOTAL TRANSPORTATION EQUIPMENT	24,260,064

		TOTAL COMMON STOCKS	777,481,749

		(Cost $685,361,598)

		TOTAL INVESTMENTS - 100.16%	777,481,749
		(Cost $685,361,598)
		OTHER ASSETS AND LIABILITIES, NET - (0.16)%	(1,252,947)

		NET ASSETS - 100.00%	$776,228,802

TIAA-CREF FUNDS - Large-Cap Growth Fund

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

PREFERRED STOCKS - 0.52%

DEPOSITORY INSTITUTIONS - 0.52%
419,274	*	Bank of America Corp	$6,255,568

		TOTAL DEPOSITORY INSTITUTIONS	6,255,568

		TOTAL PREFERRED STOCKS	6,255,568

		(Cost $6,289,110)

COMMON STOCKS - 99.22%

AMUSEMENT AND RECREATION SERVICES - 1.36%
254,037	*	Melco PBL Entertainment Macau Ltd (ADR)	856,105
199,323	*	Penn National Gaming, Inc	5,417,599
158,276	*	Pinnacle Entertainment, Inc	1,421,318
263,611		Walt Disney Co	8,501,455

		TOTAL AMUSEMENT AND RECREATION SERVICES	16,196,477

APPAREL AND ACCESSORY STORES - 0.51%
174,639		American Eagle Outfitters, Inc	2,965,370
350,101		Talbots, Inc	3,119,400

		TOTAL APPAREL AND ACCESSORY STORES	6,084,770

APPAREL AND OTHER TEXTILE PRODUCTS - 0.00%**
3,794	*	Liz Claiborne, Inc	21,360

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	21,360

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.18%
601,158		Lowe’s Cos, Inc	14,061,086

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	14,061,086

BUSINESS SERVICES - 2.30%
128,655	*	Autodesk, Inc	3,269,124
103,334	*	DST Systems, Inc	4,500,196
562,153	*	eBay, Inc	13,233,081
88,416	*	Interpublic Group of Cos, Inc	652,510
4,617	*	Medidata Solutions, Inc	72,025
319,036	*	Symantec Corp	5,707,554

		TOTAL BUSINESS SERVICES	27,434,490

CHEMICALS AND ALLIED PRODUCTS - 11.14%
205,262		Alberto-Culver Co	6,012,124
43,645		Clorox Co	2,662,345
67,545		Cytec Industries, Inc	2,459,989
218,969		Dow Chemical Co	6,050,113

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

75,864		Du Pont (E.I.) de Nemours & Co	$2,554,341
550,886	*	Elan Corp plc (ADR)	3,591,777
661,709		Ferro Corp	5,452,482
148,137	*	Forest Laboratories, Inc	4,756,679
420,721		Huntsman Corp	4,749,940
136,960		Johnson & Johnson	8,821,594
404,432		Merck & Co, Inc	14,777,945
237,682	*	Mylan Laboratories, Inc	4,380,479
1,725,087		Pfizer, Inc	31,379,333
199,857		Procter & Gamble Co	12,117,330
203,529		Teva Pharmaceutical Industries Ltd (ADR)	11,434,259
192,002		UCB S.A.	8,014,092
314,032	*	Vanda Pharmaceuticals, Inc	3,529,720

		TOTAL CHEMICALS AND ALLIED PRODUCTS	132,744,542

COMMUNICATIONS - 6.97%
230,195	*	AOL, Inc	5,358,940
999,473		AT&T, Inc	28,015,229
286,902		CBS Corp (Class B)	4,030,973
589,278		Comcast Corp (Class A)	9,935,227
118,065		DISH Network Corp (Class A)	2,452,210
152,650		Hellenic Telecommunications Organization S.A.	2,240,512
372,023	*	MetroPCS Communications, Inc	2,838,535
462,192		Qwest Communications International, Inc	1,945,828
735,143	*	Sprint Nextel Corp	2,690,623
12,525		Time Warner Cable, Inc	518,410
696,457		Verizon Communications, Inc	23,073,620

		TOTAL COMMUNICATIONS	83,100,107

DEPOSITORY INSTITUTIONS - 13.38%
523,125		AMMB Holdings Berhad	761,155
1,780,963		Bank of America Corp	26,821,303
170,738		Bank of New York Mellon Corp	4,775,542
34,400		Bank of the Ryukyus Ltd	393,422
104,952		BB&T Corp	2,662,632
7,726,208		Citigroup, Inc	25,573,748
2,736,309		Huntington Bancshares, Inc	9,987,528
617,627		JPMorgan Chase & Co	25,736,517
568,941		Regions Financial Corp	3,009,698
300,096		State Street Corp	13,066,180
572,311		TCF Financial Corp	7,794,876
524,506		US Bancorp	11,806,630
1,006,613		Wells Fargo & Co	27,168,485

		TOTAL DEPOSITORY INSTITUTIONS	159,557,716

EATING AND DRINKING PLACES - 0.81%
418,196		Brinker International, Inc	6,239,484
730,639		Wendy’s/Arby’s Group, Inc (Class A)	3,426,697

		TOTAL EATING AND DRINKING PLACES	9,666,181

ELECTRIC, GAS, AND SANITARY SERVICES - 5.11%
179,171		Allegheny Energy, Inc	4,206,936

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

110,993		American Electric Power Co, Inc	$3,861,446
376,630		Centerpoint Energy, Inc	5,464,902
31,300		Consolidated Edison, Inc	1,421,959
70,972		Constellation Energy Group, Inc	2,496,085
13,118		Dominion Resources, Inc	510,553
146,358		Duke Energy Corp	2,518,821
22,249		Entergy Corp	1,820,858
201,075		Exelon Corp	9,826,536
37,962		FirstEnergy Corp	1,763,335
55,611		FPL Group, Inc	2,937,373
5,009		MDU Resources Group, Inc	118,212
70,723	*	Mirant Corp	1,079,940
153,490	*	NRG Energy, Inc	3,623,899
278,214		NV Energy, Inc	3,444,289
81,300		PG&E Corp	3,630,045
62,655		PPL Corp	2,024,383
35,568		Progress Energy, Inc	1,458,644
56,432		Questar Corp	2,345,878
279,467	*	Reliant Energy, Inc	1,598,551
3,279		Southern Union Co	74,433
163,124		Williams Cos, Inc	3,438,654
59,292		Xcel Energy, Inc	1,258,176

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	60,923,908

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.87%
104,059	*	Broadcom Corp (Class A)	3,272,656
213,990		Cooper Industries plc	9,124,534
2,237,905		General Electric Co	33,859,502
948,534		Hitachi Ltd	2,915,912
620,555	*	Infineon Technologies AG.	3,452,383
213,281	*	Integrated Device Technology, Inc	1,379,928
526,166		Intel Corp	10,733,785
108,688	*	International Rectifier Corp	2,404,179
271,896	*	LSI Logic Corp	1,634,095
118,681	*	Marvell Technology Group Ltd	2,462,631
75,583		Motorola, Inc	586,524
186,269		Qualcomm, Inc	8,616,804
13,750,045		Solomon Systech International Ltd	1,399,359

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	81,842,292

ENGINEERING AND MANAGEMENT SERVICES - 0.33%
397	*	Affymax, Inc	9,822
49,253	*	Jacobs Engineering Group, Inc	1,852,405
106,195		KBR, Inc	2,017,705

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,879,932

FABRICATED METAL PRODUCTS - 0.52%
192,222		Pentair, Inc	6,208,771

		TOTAL FABRICATED METAL PRODUCTS	6,208,771

FOOD AND KINDRED PRODUCTS - 3.92%
270,668	*	Constellation Brands, Inc (Class A)	4,311,741

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

210,631		Del Monte Foods Co	$2,388,556
70,641		Diageo plc (ADR)	4,903,192
156,385		General Mills, Inc	11,073,621
372,095		Kraft Foods, Inc (Class A)	10,113,542
105,057		PepsiCo, Inc	6,387,466
237,063		Unilever plc (ADR)	7,562,310

		TOTAL FOOD AND KINDRED PRODUCTS	46,740,428

FOOD STORES - 0.06%
33,836		Kroger Co	694,653

		TOTAL FOOD STORES	694,653

FORESTRY - 1.49%
74,311		Rayonier, Inc	3,132,952
339,352		Weyerhaeuser Co	14,639,645

		TOTAL FORESTRY	17,772,597

FURNITURE AND FIXTURES - 0.16%
8,132	*	Lear Corp	550,048
101,138		Masco Corp	1,396,716

		TOTAL FURNITURE AND FIXTURES	1,946,764

GENERAL BUILDING CONTRACTORS - 0.14%
83,398		Ryland Group, Inc	1,642,941

		TOTAL GENERAL BUILDING CONTRACTORS	1,642,941

GENERAL MERCHANDISE STORES - 1.05%
257,525		Target Corp	12,456,484

		TOTAL GENERAL MERCHANDISE STORES	12,456,484

HOLDING AND OTHER INVESTMENT OFFICES - 1.34%
10,028		Boston Properties, Inc	672,578
11		Cross Timbers Royalty Trust	371
381,092		Glimcher Realty Trust	1,028,948
230,742		Kimco Realty Corp	3,121,939
32,727		Plum Creek Timber Co, Inc	1,235,772
19,732		Regency Centers Corp	691,804
9,000		Simon Property Group, Inc	718,200
74,554		SL Green Realty Corp	3,745,592
175,821		Starwood Property Trust, Inc	3,321,259
19,873		Vornado Realty Trust	1,389,918

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,926,381

HOTELS AND OTHER LODGING PLACES - 0.64%
87,191		Accor S.A.	4,771,273
2,272,400	*	Wynn Macau Ltd	2,798,955

		TOTAL HOTELS AND OTHER LODGING PLACES	7,570,228

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.62%
401,710	*	AGCO Corp	12,991,301
6,629	*	Fortinet, Inc	116,472

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

160,248		Hewlett-Packard Co	$8,254,374
49,890		ITT Industries, Inc	2,481,529
135,751		Northrop Grumman Corp	7,581,693
471,088	*	Palm, Inc	4,729,724
127,845		SPX Corp	6,993,122
357,611		Textron, Inc	6,726,663
398,167	*	Verigy Ltd	5,124,409

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	54,999,287

INSTRUMENTS AND RELATED PRODUCTS - 2.58%
1,689,924	*	Boston Scientific Corp	15,209,316
120,740	*	Bruker BioSciences Corp	1,456,124
130,303		Danaher Corp	9,798,786
206,999		PerkinElmer, Inc	4,262,109

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,726,335

INSURANCE CARRIERS - 4.68%
115,743		ACE Ltd	5,833,447
1,213		Aegon NV	7,775
34,756		Aetna, Inc	1,101,765
42,353		Allstate Corp	1,272,284
157,984		Axis Capital Holdings Ltd	4,488,325
64,960		Max Re Capital Ltd	1,448,608
159,644		Metlife, Inc	5,643,415
61,610		PartnerRe Ltd	4,599,803
174,980		Prudential Financial, Inc	8,707,006
70,223		RenaissanceRe Holdings Ltd	3,732,352
21,233		Transatlantic Holdings, Inc	1,106,452
159,800		Travelers Cos, Inc	7,967,628
158,119		UnitedHealth Group, Inc	4,819,467
86,266	*	WellPoint, Inc	5,028,445

		TOTAL INSURANCE CARRIERS	55,756,772

METAL MINING - 0.55%
150,337		Anglo American plc	6,510,736

		TOTAL METAL MINING	6,510,736

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
80,579		Hasbro, Inc	2,583,363

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,583,363

MISCELLANEOUS RETAIL - 0.45%
149,192		CVS Corp	4,805,474
25,444	*	Vitamin Shoppe, Inc	565,875

		TOTAL MISCELLANEOUS RETAIL	5,371,349

MOTION PICTURES - 1.07%
377,062		News Corp (Class A)	5,161,979
258,814		Time Warner, Inc	7,541,840

		TOTAL MOTION PICTURES	12,703,819

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.82%
1,296,287		Chimera Investment Corp	$5,029,594
319,706		Discover Financial Services	4,702,875

		TOTAL NONDEPOSITORY INSTITUTIONS	9,732,469

OIL AND GAS EXTRACTION - 8.18%
94,463		Anadarko Petroleum Corp	5,896,380
82,664		Apache Corp	8,528,445
154,365		Baker Hughes, Inc	6,248,695
90,314		Cabot Oil & Gas Corp	3,936,787
24,500		Chesapeake Energy Corp	634,060
532,438	*	Cobalt International Energy, Inc	7,368,942
70,821	*	Concho Resources, Inc	3,179,863
49,230	*,m	Crescent Point Energy Corp	1,858,864
43,756		Devon Energy Corp	3,216,066
85,985		EOG Resources, Inc	8,366,341
271,796	*	Nabors Industries Ltd	5,949,614
95,684		National Oilwell Varco, Inc	4,218,708
182,346		Occidental Petroleum Corp	14,833,847
1,914	*	Plains Exploration & Production Co	52,941
199,585		Rowan Cos, Inc	4,518,604
33,777		Schlumberger Ltd	2,198,545
323,055		Smith International, Inc	8,777,404
231,772	*	Weatherford International Ltd	4,151,037
77,194		XTO Energy, Inc	3,591,837

		TOTAL OIL AND GAS EXTRACTION	97,526,980

PAPER AND ALLIED PRODUCTS - 0.52%
11,250		Mondi Ltd	54,513
9,900	*,b	Smurfit-Stone Container Corp	2,723
210,889		Sonoco Products Co	6,168,503

		TOTAL PAPER AND ALLIED PRODUCTS	6,225,739

PETROLEUM AND COAL PRODUCTS - 7.24%
358,095		Chevron Corp	27,569,734
116,014		ConocoPhillips	5,924,835
541,418		Exxon Mobil Corp	36,919,293
274,385		Marathon Oil Corp	8,566,300
85,084		Walter Industries, Inc	6,407,676
190,151	*	Western Refining, Inc	895,611

		TOTAL PETROLEUM AND COAL PRODUCTS	86,283,449

PIPELINES, EXCEPT NATURAL GAS - 0.02%
9,767		Spectra Energy Corp	200,321

		TOTAL PIPELINES, EXCEPT NATURAL GAS	200,321

PRINTING AND PUBLISHING - 0.40%
57,100		Dun & Bradstreet Corp	4,817,527

		TOTAL PRINTING AND PUBLISHING	4,817,527

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.15%
27,262		Union Pacific Corp	$1,742,042

		TOTAL RAILROAD TRANSPORTATION	1,742,042

REAL ESTATE - 0.04%
1,326,087	*	Unitech Corporate Parks plc	516,174

		TOTAL REAL ESTATE	516,174

SECURITY AND COMMODITY BROKERS - 2.81%
119,701		Charles Schwab Corp	2,252,773
4,324,232	*	E*Trade Financial Corp	7,567,406
80,855		Goldman Sachs Group, Inc	13,651,559
274,988		Legg Mason, Inc	8,293,638
86,820	*	Nasdaq Stock Market, Inc	1,720,772

		TOTAL SECURITY AND COMMODITY BROKERS	33,486,148

TRANSPORTATION BY AIR - 0.78%
206,441	*	Continental Airlines, Inc (Class B)	3,699,423
490,466	*	Delta Air Lines, Inc	5,581,503

		TOTAL TRANSPORTATION BY AIR	9,280,926

TRANSPORTATION EQUIPMENT - 3.50%
1,092,841		American Axle & Manufacturing Holdings, Inc	8,764,585
129,039		Boeing Co	6,984,881
327,043	*	Ford Motor Co	3,270,430
117,401		Goodrich Corp	7,543,014
191,929		Honeywell International, Inc	7,523,617
151,556		Magna International, Inc - Class A	7,665,702

		TOTAL TRANSPORTATION EQUIPMENT	41,752,229

TRANSPORTATION SERVICES - 0.52%
431,242		UTI Worldwide, Inc	6,175,385

		TOTAL TRANSPORTATION SERVICES	6,175,385

TRUCKING AND WAREHOUSING - 0.31%
106,435		Con-way, Inc	3,715,646

		TOTAL TRUCKING AND WAREHOUSING	3,715,646

WHOLESALE TRADE-DURABLE GOODS - 0.22%
117,200	*	Talecris Biotherapeutics Holdings Corp	2,610,044

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,610,044

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
95,858		Terra Industries, Inc	3,085,669

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,085,669

		TOTAL COMMON STOCKS	1,182,274,517

		(Cost $1,228,781,247)

		TOTAL INVESTMENTS - 99.74%	1,188,530,085
		(Cost $1,235,070,357)
		OTHER ASSETS AND LIABILITIES, NET - 0.26%	3,103,217

		NET ASSETS - 100.00%	$1,191,633,302

TIAA-CREF FUNDS - Large-Cap Value Fund

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%.
b	In bankruptcy
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.78%

AMUSEMENT AND RECREATION SERVICES - 0.52%
263,918		World Wrestling Entertainment, Inc (Class A)	$4,045,863

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,045,863

APPAREL AND ACCESSORY STORES - 2.11%
73,659	*	Kohl’s Corp	3,972,430
205,521		Nordstrom, Inc	7,723,479
113,634		Ross Stores, Inc	4,853,308

		TOTAL APPAREL AND ACCESSORY STORES	16,549,217

APPAREL AND OTHER TEXTILE PRODUCTS - 2.25%
103,545		Guess ?, Inc	4,379,954
290,394	*	Hanesbrands, Inc	7,001,399
77,217		Polo Ralph Lauren Corp (Class A)	6,253,033

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	17,634,386

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.22%
24,320	*	Autozone, Inc	3,844,262
150,365	*	O’Reilly Automotive, Inc	5,731,914

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	9,576,176

BUSINESS SERVICES - 14.81%
232,498	*	Activision Blizzard, Inc	2,583,053
108,092	*	Alliance Data Systems Corp	6,981,662
215,991	*	Amdocs Ltd	6,162,223
240,832	*	Autodesk, Inc	6,119,541
335,868	*	Autonomy Corp plc	8,156,366
276,012		Aveva Group plc	4,489,539
198,200	*	Cavium Networks, Inc	4,723,106
85,992	*	Cerner Corp	7,089,180
513,802	*	Cogent, Inc	5,338,403
291,877	*	Cognizant Technology Solutions Corp (Class A)	13,222,029
67,612	*	LogMeIn, Inc	1,348,859
147,547		Moody’s Corp	3,954,260
543,968	*	Nuance Communications, Inc	8,453,263
152,543	*	OpenTable, Inc	3,883,745
178,967		Ritchie Bros Auctioneers, Inc	4,014,230
65,320	*	Salesforce.com, Inc	4,818,656
365,034	*	SolarWinds, Inc	8,399,432
349,892	*	SuccessFactors, Inc	5,801,209
141,696	*	Sybase, Inc	6,149,606
104,965	*	VMware, Inc (Class A)	4,448,417

		TOTAL BUSINESS SERVICES	116,136,779

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CHEMICALS AND ALLIED PRODUCTS - 11.60%
249,093		Avon Products, Inc	$7,846,430
68,335	*	Chattem, Inc	6,375,656
90,896		Chemring Group PLC	4,290,608
59,159		Church & Dwight Co, Inc	3,576,162
158,870	*	Dendreon Corp	4,175,104
198,304		Ecolab, Inc	8,840,392
320,007		Ferro Corp	2,636,858
128,073	*	Forest Laboratories, Inc	4,112,424
122,589	*	Hospira, Inc	6,252,039
59,498	*	Human Genome Sciences, Inc	1,820,639
157,396	*	Inverness Medical Innovations, Inc	6,533,508
189,438	*	Invitrogen Corp	9,894,346
324,535	*	King Pharmaceuticals, Inc	3,982,044
295,608	*	Mylan Laboratories, Inc	5,448,055
106,415	*	NBTY, Inc	4,633,309
222,869	*	Vanda Pharmaceuticals, Inc	2,505,048
188,187	*	Vertex Pharmaceuticals, Inc	8,063,813

		TOTAL CHEMICALS AND ALLIED PRODUCTS	90,986,435

COAL MINING - 0.70%
121,382		Peabody Energy Corp	5,487,680

		TOTAL COAL MINING	5,487,680

COMMUNICATIONS - 4.42%
610,807	*	Aruba Networks, Inc	6,511,203
171,328	*	Crown Castle International Corp	6,688,645
131,886	*	DigitalGlobe, Inc	3,191,641
524,647	*	Liberty Media Holding Corp (Interactive A)	5,687,173
221,848	*	Neutral Tandem, Inc	5,047,042
221,761	*	SBA Communications Corp (Class A)	7,575,356

		TOTAL COMMUNICATIONS	34,701,060

EATING AND DRINKING PLACES - 0.50%
112,728		Darden Restaurants, Inc	3,953,371

		TOTAL EATING AND DRINKING PLACES	3,953,371

EDUCATIONAL SERVICES - 0.68%
87,967	*	Apollo Group, Inc (Class A)	5,329,041

		TOTAL EDUCATIONAL SERVICES	5,329,041

ELECTRIC, GAS, AND SANITARY SERVICES - 2.13%
122,457		Allegheny Energy, Inc	2,875,290
66,733	*	Clean Harbors, Inc	3,977,954
132,040		Republic Services, Inc	3,738,052
111,114	*	Stericycle, Inc	6,130,160

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	16,721,456

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.46%
73,345		Amphenol Corp (Class A)	3,387,072
151,793		Analog Devices, Inc	4,793,623

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

78,225	*	Cree, Inc	$4,409,543
387,673	*	Integrated Device Technology, Inc	2,508,244
130,357	*	International Rectifier Corp	2,883,497
443,849	*	Marvell Technology Group Ltd	9,209,868
281,433	*	MEMC Electronic Materials, Inc	3,833,117
162,762	*	NetApp, Inc	5,597,385
607,880	*	ON Semiconductor Corp	5,355,423
229,556		Plantronics, Inc	5,963,865
107,818		Xilinx, Inc	2,701,919

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	50,643,556

ENGINEERING AND MANAGEMENT SERVICES - 0.67%
132,007		KBR, Inc	2,508,133
102,069	*	Tetra Tech, Inc	2,773,215

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,281,348

FOOD AND KINDRED PRODUCTS - 1.41%
145,064		Dr Pepper Snapple Group, Inc	4,105,311
48,718	*	Hansen Natural Corp	1,870,771
140,134		McCormick & Co, Inc	5,063,042

		TOTAL FOOD AND KINDRED PRODUCTS	11,039,124

FURNITURE AND HOME FURNISHINGS STORES - 0.80%
162,921	*	Bed Bath & Beyond, Inc	6,293,638

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	6,293,638

GENERAL BUILDING CONTRACTORS - 0.26%
2,868	*	NVR, Inc	2,038,316

		TOTAL GENERAL BUILDING CONTRACTORS	2,038,316

GENERAL MERCHANDISE STORES - 2.10%
198,050	*	Big Lots, Inc	5,739,489
293,922		TJX Companies, Inc	10,742,849

		TOTAL GENERAL MERCHANDISE STORES	16,482,338

HEALTH SERVICES - 1.89%
103,704	*	DaVita, Inc	6,091,573
28,896	*	Edwards Lifesciences Corp	2,509,618
102,577		Quest Diagnostics, Inc	6,193,599

		TOTAL HEALTH SERVICES	14,794,790

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.50%
113,942		Saipem S.p.A.	3,932,189

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,932,189

HOLDING AND OTHER INVESTMENT OFFICES - 3.94%
98,878	*	Affiliated Managers Group, Inc	6,659,433
433,691		iShares Russell Midcap Growth Index Fund	19,663,551
476,081	*	Liberty Acquisition Holdings Corp	4,603,703

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	30,926,687

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.74%
157,962		Starwood Hotels & Resorts Worldwide, Inc	$5,776,670

		TOTAL HOTELS AND OTHER LODGING PLACES	5,776,670

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.22%
85,576	*	AGCO Corp	2,767,528
77,760		Flowserve Corp	7,350,653
129,799		International Game Technology	2,436,327
65,130		ITT Industries, Inc	3,239,566
143,547		Joy Global, Inc	7,405,591
83,074	*	Middleby Corp	4,072,287
545,703	*	Netezza Corp	5,293,319
54,853	*	Palm, Inc	550,724

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	33,115,995

INSTRUMENTS AND RELATED PRODUCTS - 4.66%
243,710	*	Flir Systems, Inc	7,974,191
161,895	*	Illumina, Inc	4,962,082
19,373	*	Intuitive Surgical, Inc	5,876,218
99,123	*	Itron, Inc	6,697,741
76,939	*	Resmed, Inc	4,021,602
127,435		Rockwell Collins, Inc	7,054,802

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	36,586,636

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
80,460	*	Verisk Analytics, Inc	2,436,329

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,436,329

JUSTICE, PUBLIC ORDER AND SAFETY - 1.20%
382,630	*	Corrections Corp of America	9,393,567

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	9,393,567

LEATHER AND LEATHER PRODUCTS - 1.35%
218,622		Coach, Inc	7,986,262
208,856	*	Iconix Brand Group, Inc	2,642,028

		TOTAL LEATHER AND LEATHER PRODUCTS	10,628,290

LEGAL SERVICES - 0.83%
138,213	*	FTI Consulting, Inc	6,518,125

		TOTAL LEGAL SERVICES	6,518,125

LOCAL AND INTERURBAN PASSENGER TRANSIT - 1.04%
150,789	*	Emergency Medical Services Corp (Class A)	8,165,224

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	8,165,224

METAL MINING - 1.18%
112,617		Barrick Gold Corp	4,434,857
59,902	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	4,809,532

		TOTAL METAL MINING	9,244,389

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
119,226		Jarden Corp	$3,685,276

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,685,276

MISCELLANEOUS RETAIL - 0.60%
188,836	*	Dick’s Sporting Goods, Inc	4,696,351

		TOTAL MISCELLANEOUS RETAIL	4,696,351

MOTION PICTURES - 1.47%
269,672	*	Discovery Communications, Inc (Class C)	7,151,702
137,304	*	Macrovision Solutions Corp	4,375,878

		TOTAL MOTION PICTURES	11,527,580

NONDEPOSITORY INSTITUTIONS - 1.00%
381,994		CapitalSource, Inc	1,516,516
154,812		Lender Processing Services, Inc	6,294,656
200,000	*,m	MBF Healthcare Acquisition Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	7,811,172

OIL AND GAS EXTRACTION - 5.13%
286,081	*	Cobalt International Energy, Inc	3,959,361
116,498	*	Concho Resources, Inc	5,230,760
30,443	*,m	Crescent Point Energy Corp	1,149,490
97,721		Crescent Point Energy Corp	3,689,824
420,756	*	Denbury Resources, Inc	6,227,188
102,914		Range Resources Corp	5,130,263
177,884		Smith International, Inc	4,833,108
82,753	*	Southwestern Energy Co	3,988,695
289,153		Tullow Oil plc	6,066,558

		TOTAL OIL AND GAS EXTRACTION	40,275,247

PAPER AND ALLIED PRODUCTS - 0.42%
46,360		Schweitzer-Mauduit International, Inc	3,261,426

		TOTAL PAPER AND ALLIED PRODUCTS	3,261,426

PERSONAL SERVICES - 0.57%
586,927	*	Sally Beauty Holdings, Inc	4,489,992

		TOTAL PERSONAL SERVICES	4,489,992

PETROLEUM AND COAL PRODUCTS - 1.27%
132,506		Walter Industries, Inc	9,979,027

		TOTAL PETROLEUM AND COAL PRODUCTS	9,979,027

PRIMARY METAL INDUSTRIES - 1.78%
126,344		Precision Castparts Corp	13,942,060

		TOTAL PRIMARY METAL INDUSTRIES	13,942,060

REAL ESTATE - 0.28%
187,003	*	Forest City Enterprises, Inc (Class A)	2,202,895

		TOTAL REAL ESTATE	2,202,895

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 2.01%
354,221	*	Nasdaq Stock Market, Inc	$7,020,660
164,659		T Rowe Price Group, Inc	8,768,092

		TOTAL SECURITY AND COMMODITY BROKERS	15,788,752

SPECIAL TRADE CONTRACTORS - 0.89%
333,361	*	Quanta Services, Inc	6,947,243

		TOTAL SPECIAL TRADE CONTRACTORS	6,947,243

TOBACCO PRODUCTS - 1.03%
100,610		Lorillard, Inc	8,071,940

		TOTAL TOBACCO PRODUCTS	8,071,940

TRANSPORTATION BY AIR - 0.73%
170,958	*	Air Methods Corp	5,747,608

		TOTAL TRANSPORTATION BY AIR	5,747,608

TRANSPORTATION EQUIPMENT - 1.58%
102,201	*	Autoliv, Inc	4,431,435
193,254		Thor Industries, Inc	6,068,175
107,333		Trinity Industries, Inc	1,871,888

		TOTAL TRANSPORTATION EQUIPMENT	12,371,498

WHOLESALE TRADE-DURABLE GOODS - 3.27%
229,589	*	Emdeon, Inc	3,501,232
443,122	*	LKQ Corp	8,680,760
241,644	*	MedAssets, Inc	5,125,269
231,887		Solera Holdings, Inc	8,350,251

		TOTAL WHOLESALE TRADE-DURABLE GOODS	25,657,512

WHOLESALE TRADE-NONDURABLE GOODS - 2.78%
66,684		Airgas, Inc	3,174,158
273,586	*	Dean Foods Co	4,935,491
83,019	*	Green Mountain Coffee Roasters, Inc	6,763,559
114,027		Herbalife Ltd	4,626,075
71,862		Terra Industries, Inc	2,313,238

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	21,812,521

		TOTAL COMMON STOCKS	782,686,775

		(Cost $705,547,198)

		TOTAL INVESTMENTS - 99.78%	782,686,775
		(Cost $705,547,198)
		OTHER ASSETS AND LIABILITIES, NET - 0.22%	1,755,825

		NET ASSETS - 100.00%	$784,442,600

The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company

*	Non-income producing
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.71%

AMUSEMENT AND RECREATION SERVICES - 0.43%
248,000	*	Penn National Gaming, Inc	$6,740,640

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,740,640

APPAREL AND ACCESSORY STORES - 2.56%
175,000		American Eagle Outfitters, Inc	2,971,500
390,000		Burberry Group plc	3,745,805
158,000	*	Children’s Place Retail Stores, Inc	5,215,580
480,000		Foot Locker, Inc	5,347,200
346,299		Gap, Inc	7,254,964
105,000	*	Kohl’s Corp	5,662,650
305,000		Limited Brands, Inc	5,868,200
105,000		Nordstrom, Inc	3,945,900

		TOTAL APPAREL AND ACCESSORY STORES	40,011,799

APPAREL AND OTHER TEXTILE PRODUCTS - 0.49%
104,629		VF Corp	7,663,028

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	7,663,028

BUSINESS SERVICES - 3.76%
138,000	*	Affiliated Computer Services, Inc (Class A)	8,237,220
128,117	*	CACI International, Inc (Class A)	6,258,515
253,655	*	Computer Sciences Corp	14,592,772
309,617	*	DynCorp International, Inc (Class A)	4,443,004
355,610		Earthlink, Inc	2,955,119
120,000		Fidelity National Information Services, Inc	2,812,800
44,000	*	Fiserv, Inc	2,133,120
1,060,000	*	Interpublic Group of Cos, Inc	7,822,800
65,559	*	Juniper Networks, Inc	1,748,459
830,000	*	Sun Microsystems, Inc	7,777,100

		TOTAL BUSINESS SERVICES	58,780,909

CHEMICALS AND ALLIED PRODUCTS - 6.31%
82,000		Agrium, Inc	5,043,000
160,000		Alberto-Culver Co	4,686,400
110,000		Celanese Corp (Series A)	3,531,000
47,000		CF Industries Holdings, Inc	4,266,660
56,481		Clorox Co	3,445,341
121,032		Cytec Industries, Inc	4,407,985
160,000		Dow Chemical Co	4,420,800
48,000		Ecolab, Inc	2,139,840
608,125		Ferro Corp	5,010,950
62,533		FMC Corp	3,486,840
300,000	*	Forest Laboratories, Inc	9,633,001
420,000		Huntsman Corp	4,741,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

50,430	*	Invitrogen Corp	$2,633,959
235,000	*	King Pharmaceuticals, Inc	2,883,450
403,438	*	Mylan Laboratories, Inc	7,435,362
121,032	*	Pactiv Corp	2,921,712
155,324		PPG Industries, Inc	9,092,667
100,860		Shire plc (ADR)	5,920,482
46,115		Sigma-Aldrich Corp	2,330,191
182,369	*	Theravance, Inc	2,383,563
105,000		UCB S.A.	4,382,661
330,000	*	Vanda Pharmaceuticals, Inc	3,709,200

		TOTAL CHEMICALS AND ALLIED PRODUCTS	98,506,864

COAL MINING - 0.31%
484,126		MacArthur Coal Ltd	4,859,832

		TOTAL COAL MINING	4,859,832

COMMUNICATIONS - 3.95%
90,000	*	AOL, Inc	2,095,200
835,000		CBS Corp (Class B)	11,731,750
366,000		CenturyTel, Inc	13,252,860
445,000		DISH Network Corp (Class A)	9,242,650
587,204		Frontier Communications Corp	4,586,063
54,000		Global Payments, Inc	2,908,440
243,072	*	IAC/InterActiveCorp	4,978,115
90,749		Manitoba Telecom Services, Inc	2,906,814
1,485,000		Qwest Communications International, Inc	6,251,850
1,000,000	*	Sprint Nextel Corp	3,660,000

		TOTAL COMMUNICATIONS	61,613,742

DEPOSITORY INSTITUTIONS - 5.85%
140,000		BB&T Corp	3,551,800
141,999		Comerica, Inc	4,198,910
67,261		Cullen/Frost Bankers, Inc	3,363,050
380,000		Fifth Third Bancorp	3,705,000
375,539	*	First Horizon National Corp	5,032,226
485,777		Hudson City Bancorp, Inc	6,669,718
2,070,000		Huntington Bancshares, Inc	7,555,500
82,000		M&T Bank Corp	5,484,980
57,000		Northern Trust Corp	2,986,800
1,220,000		Regions Financial Corp	6,453,800
134,000		State Street Corp	5,834,360
590,000		SunTrust Banks, Inc	11,971,101
730,000		TCF Financial Corp	9,942,600
277,364		TFS Financial Corp	3,367,199
220,000		US Bancorp	4,952,200
179,900		Valley National Bancorp	2,541,987
195,000		Western Union Co	3,675,750

		TOTAL DEPOSITORY INSTITUTIONS	91,286,981

EATING AND DRINKING PLACES - 0.69%
360,000		Brinker International, Inc	5,371,200
156,000		Darden Restaurants, Inc	5,470,920

		TOTAL EATING AND DRINKING PLACES	10,842,120

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 10.59%
340,000		Allegheny Energy, Inc	$7,983,200
190,000		American Electric Power Co, Inc	6,610,100
239,516		American Water Works Co, Inc	5,367,554
455,050		Centerpoint Energy, Inc	6,602,776
455,000		CMS Energy Corp	7,125,300
370,000		Constellation Energy Group, Inc	13,012,900
152,298		Edison International	5,296,924
615,000		El Paso Corp	6,045,450
97,000		Energen Corp	4,539,600
36,000		Entergy Corp	2,946,240
181,547	*	Mirant Corp	2,772,223
344,940		NorthWestern Corp	8,975,339
310,000	*	NRG Energy, Inc	7,319,100
265,000		Pepco Holdings, Inc	4,465,250
216,848		PG&E Corp	9,682,263
186,000		Progress Energy, Inc	7,627,860
197,000		Public Service Enterprise Group, Inc	6,550,250
186,590		Questar Corp	7,756,546
776,619	*	Reliant Energy, Inc	4,442,261
469,763		Republic Services, Inc	13,298,991
242,000		Sempra Energy	13,547,159
212,979		Southern Union Co	4,834,623
140,000		Williams Cos, Inc	2,951,200
262,235		Xcel Energy, Inc	5,564,627

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	165,317,736

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.85%
175,000		Cooper Industries plc	7,462,000
39,903	*	Energizer Holdings, Inc	2,445,256
554,728	*	Fairchild Semiconductor International, Inc	5,541,733
206,762		Intersil Corp (Class A)	3,171,729
144,131	*	Marvell Technology Group Ltd	2,990,718
191,633		Maxim Integrated Products, Inc	3,890,150
504,298	*	Micron Technology, Inc	5,325,387
130,000	*	NetApp, Inc	4,470,700
130,000	*	Nvidia Corp	2,428,400
409,905	*	Tellabs, Inc	2,328,260
180,000		Tyco Electronics Ltd	4,419,000

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,473,333

ENGINEERING AND MANAGEMENT SERVICES - 1.45%
485,000		KBR, Inc	9,215,000
230,000	*	McDermott International, Inc	5,522,300
140,000	*	Shaw Group, Inc	4,025,000
85,731	*	URS Corp	3,816,744

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	22,579,044

FABRICATED METAL PRODUCTS - 1.29%
480,440	*	Crown Holdings, Inc	12,289,655

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

244,000		Pentair, Inc	$7,881,200

		TOTAL FABRICATED METAL PRODUCTS	20,170,855

FOOD AND KINDRED PRODUCTS - 3.00%
138,000		Bunge Ltd	8,808,539
145,000		Corn Products International, Inc	4,238,350
171,461		Del Monte Foods Co	1,944,368
140,000		H.J. Heinz Co	5,986,400
110,946		Pepsi Bottling Group, Inc	4,160,475
71,732	*	Ralcorp Holdings, Inc	4,283,118
125,000		Reynolds American, Inc	6,621,250
484,126	*	Smithfield Foods, Inc	7,353,874
282,407		Tyson Foods, Inc (Class A)	3,465,134

		TOTAL FOOD AND KINDRED PRODUCTS	46,861,508

FOOD STORES - 0.26%
330,000	*	Dole Food Co, Inc	4,095,300

		TOTAL FOOD STORES	4,095,300

FORESTRY - 0.52%
187,000		Weyerhaeuser Co	8,067,180

		TOTAL FORESTRY	8,067,180

FURNITURE AND FIXTURES - 0.44%
151,742		Masco Corp	2,095,557
200,000	*	Tempur-Pedic International, Inc	4,726,000

		TOTAL FURNITURE AND FIXTURES	6,821,557

FURNITURE AND HOME FURNISHINGS STORES - 0.16%
61,924		Best Buy Co, Inc	2,443,521

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,443,521

GENERAL BUILDING CONTRACTORS - 0.42%
6,354	*	NVR, Inc	4,515,851
105,903		Ryland Group, Inc	2,086,289

		TOTAL GENERAL BUILDING CONTRACTORS	6,602,140

GENERAL MERCHANDISE STORES - 1.25%
280,000		JC Penney Co, Inc	7,450,800
723,000		Macy’s, Inc	12,117,480

		TOTAL GENERAL MERCHANDISE STORES	19,568,280

HEALTH SERVICES - 1.15%
80,688	*	DaVita, Inc	4,739,613
706,017	*	Healthsouth Corp	13,251,939

		TOTAL HEALTH SERVICES	17,991,552

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.15%
80,000	*	Foster Wheeler AG.	2,355,200

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,355,200

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 11.99%
725,997		Annaly Mortgage Management, Inc	$12,596,048
210,000		Boston Properties, Inc	14,084,700
255,000		Equity Residential	8,613,900
60,000		Essex Property Trust, Inc	5,019,000
702,154		Host Marriott Corp	8,194,137
210,000		iShares Russell 1000 Value Index Fund	12,051,900
210,000		iShares Russell 2000 Value Index Fund	12,188,400
1,450,000		iShares Russell Midcap Value Index Fund	53,621,001
455,000		Kimco Realty Corp	6,156,150
100,000		Plum Creek Timber Co, Inc	3,776,000
463,000		Prologis	6,338,470
63,000		Public Storage, Inc	5,131,350
105,000		Regency Centers Corp	3,681,300
102,000		SL Green Realty Corp	5,124,480
205,600		Starwood Property Trust, Inc	3,883,784
130,000		Taubman Centers, Inc	4,668,300
225,654		Vornado Realty Trust	15,782,241
180,000		WABCO Holdings, Inc	4,642,200
310,000		Westway Group, Inc	1,581,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	187,134,361

HOTELS AND OTHER LODGING PLACES - 0.14%
220,000	*	Orient-Express Hotels Ltd (Class A)	2,230,800

		TOTAL HOTELS AND OTHER LODGING PLACES	2,230,800

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.71%
207,000	*	AGCO Corp	6,694,380
260,000		Applied Materials, Inc	3,624,400
101,426		Curtiss-Wright Corp	3,176,662
158,000		ITT Industries, Inc	7,858,920
147,000		Joy Global, Inc	7,583,730
69,593		Pall Corp	2,519,267
170,000	*	Teradata Corp	5,343,100
290,000		Textron, Inc	5,454,900

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	42,255,359

INSTRUMENTS AND RELATED PRODUCTS - 2.09%
1,700,000	*	Boston Scientific Corp	15,299,999
135,594	*	Bruker BioSciences Corp	1,635,264
405,000		PerkinElmer, Inc	8,338,950
48,413		Rockwell Collins, Inc	2,680,144
433,696	*	Teradyne, Inc	4,653,558

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	32,607,915

INSURANCE AGENTS, BROKERS AND SERVICE - 0.83%
170,823		AON Corp	6,549,354
290,399		Marsh & McLennan Cos, Inc	6,412,010

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	12,961,364

INSURANCE CARRIERS - 7.74%
79,005		ACE Ltd	3,981,852

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

77,938	*	Arch Capital Group Ltd	$5,576,464
112,102		Aspen Insurance Holdings Ltd	2,852,996
224,205		Axis Capital Holdings Ltd	6,369,664
116,373		Cincinnati Financial Corp	3,053,628
78,670		Everest Re Group Ltd	6,740,446
93,000		Hanover Insurance Group, Inc	4,131,990
156,332	*	Health Net, Inc	3,640,972
255,000		Lincoln National Corp	6,344,400
304,596		Max Re Capital Ltd	6,792,491
80,000		Metlife, Inc	2,828,000
120,643		PartnerRe Ltd	9,007,206
461,225		Principal Financial Group	11,087,849
341,646	*	Progressive Corp	6,146,212
181,547		Prudential Financial, Inc	9,033,779
125,982		RenaissanceRe Holdings Ltd	6,695,943
75,000		UnitedHealth Group, Inc	2,286,000
106,764		Validus Holdings Ltd	2,876,222
55,000	*	WellPoint, Inc	3,205,950
993,467		XL Capital Ltd (Class A)	18,210,249

		TOTAL INSURANCE CARRIERS	120,862,313

METAL MINING - 1.34%
315,000		Anglo American plc	13,641,897
63,542		Compania de Minas Buenaventura S.A. (ADR) (Series B)	2,126,751
44,378	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	3,563,110
130,000	*	Thompson Creek Metals Co, Inc	1,523,600

		TOTAL METAL MINING	20,855,358

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
114,651		Armstrong World Industries, Inc	4,463,363
206,000		Jarden Corp	6,367,460

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,830,823

MOTION PICTURES - 0.21%
58,579	*	Discovery Communications, Inc (Class A)	1,796,618
58,579	*	Discovery Communications, Inc (Class C)	1,553,515

		TOTAL MOTION PICTURES	3,350,133

NONDEPOSITORY INSTITUTIONS - 1.49%
156,000		Capital One Financial Corp	5,981,040
2,550,572		Chimera Investment Corp	9,896,219
500,000		Discover Financial Services	7,355,000

		TOTAL NONDEPOSITORY INSTITUTIONS	23,232,259

NONMETALLIC MINERALS, EXCEPT FUELS - 0.28%
66,000		Compass Minerals International, Inc	4,434,540

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,434,540

OIL AND GAS EXTRACTION - 6.97%
65,559		Anadarko Petroleum Corp	4,092,193

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

104,894		Baker Hughes, Inc	$4,246,109
175,000		Berry Petroleum Co (Class A)	5,101,250
304,278		BJ Services Co	5,659,571
96,088		Cabot Oil & Gas Corp	4,188,476
550,804	*	Cobalt International Energy, Inc	7,623,127
171,461	*	Concho Resources, Inc	7,698,599
60,059	*,m	Crescent Point Energy Corp	2,267,753
182,000		Crescent Point Energy Corp	6,872,095
444,000	*	Denbury Resources, Inc	6,571,200
135,000		Ensco International PLC (ADR)	5,391,900
42,361		Equitable Resources, Inc	1,860,495
308,905	*	Forest Oil Corp	6,873,136
230,000	*	Nabors Industries Ltd	5,034,700
161,000		Noble Energy, Inc	11,466,420
423,854	*	Pride International, Inc	13,525,181
110,000	*	Seahawk Drilling, Inc	2,479,400
120,000		Smith International, Inc	3,260,400
218,213		Tullow Oil plc	4,578,205

		TOTAL OIL AND GAS EXTRACTION	108,790,210

PAPER AND ALLIED PRODUCTS - 1.84%
176,161		Greif, Inc (Class A)	9,509,171
272,321		International Paper Co	7,292,756
139,186		MeadWestvaco Corp	3,984,895
378,000		Temple-Inland, Inc	7,979,580

		TOTAL PAPER AND ALLIED PRODUCTS	28,766,402

PETROLEUM AND COAL PRODUCTS - 1.32%
83,000		Ashland, Inc	3,288,460
40,344		Hess Corp	2,440,812
152,298		Murphy Oil Corp	8,254,552
88,000		Walter Industries, Inc	6,627,280

		TOTAL PETROLEUM AND COAL PRODUCTS	20,611,104

PIPELINES, EXCEPT NATURAL GAS - 0.84%
640,000		Spectra Energy Corp	13,126,400

		TOTAL PIPELINES, EXCEPT NATURAL GAS	13,126,400

PRIMARY METAL INDUSTRIES - 0.54%
40,344		Precision Castparts Corp	4,451,961
22,088		Vallourec	3,996,130

		TOTAL PRIMARY METAL INDUSTRIES	8,448,091

PRINTING AND PUBLISHING - 0.94%
71,610		Dun & Bradstreet Corp	6,041,736
605,158		Pearson plc	8,676,749

		TOTAL PRINTING AND PUBLISHING	14,718,485

RAILROAD TRANSPORTATION - 0.34%
70,000		CSX Corp	3,394,300
38,000		Norfolk Southern Corp	1,991,960

		TOTAL RAILROAD TRANSPORTATION	5,386,260

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.27%
190,000	*	Forestar Real Estate Group, Inc	$4,176,200

		TOTAL REAL ESTATE	4,176,200

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.93%
444,000	*	Goodyear Tire & Rubber Co	6,260,400
272,321		Newell Rubbermaid, Inc	4,087,538
327,794		SSL International plc	4,140,451

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,488,389

SECURITY AND COMMODITY BROKERS - 2.61%
235,000		Ameriprise Financial, Inc	9,122,700
98,000		Charles Schwab Corp	1,844,360
2,100,000	*	E*Trade Financial Corp	3,675,000
398,025	*	FBR Capital Markets Corp	2,459,795
420,000		Invesco Ltd	9,865,800
85,000	*	Jefferies Group, Inc	2,017,050
250,000		Legg Mason, Inc	7,540,000
215,000	*	Nasdaq Stock Market, Inc	4,261,300

		TOTAL SECURITY AND COMMODITY BROKERS	40,786,005

TOBACCO PRODUCTS - 0.94%
182,000		Lorillard, Inc	14,601,860

		TOTAL TOBACCO PRODUCTS	14,601,860

TRANSPORTATION BY AIR - 1.47%
554,728	*	AMR Corp	4,288,047
425,000	*	Continental Airlines, Inc (Class B)	7,616,000
510,000	*	Delta Air Lines, Inc	5,803,800
62,000		FedEx Corp	5,173,900

		TOTAL TRANSPORTATION BY AIR	22,881,747

TRANSPORTATION EQUIPMENT - 1.98%
138,178	*	Autoliv, Inc	5,991,398
200,000	*	Federal Mogul Corp (Class A)	3,460,000
88,756		Goodrich Corp	5,702,573
116,997		Porsche AG.	7,316,318
423,610	*	Spirit Aerosystems Holdings, Inc (Class A)	8,412,895

		TOTAL TRANSPORTATION EQUIPMENT	30,883,184

TRUCKING AND WAREHOUSING - 0.15%
68,000		Con-way, Inc	2,373,880

		TOTAL TRUCKING AND WAREHOUSING	2,373,880

WATER TRANSPORTATION - 0.38%
318,769	*	Eagle Bulk Shipping, Inc	1,577,907
195,000		Genco Shipping & Trading Ltd	4,364,100

		TOTAL WATER TRANSPORTATION	5,942,007

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.42%
146,000	*	Arrow Electronics, Inc	$4,323,060
65,559		BorgWarner, Inc	2,177,870

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,500,930

WHOLESALE TRADE-NONDURABLE GOODS - 0.38%
183,000		Terra Industries, Inc	5,890,770

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,890,770

		TOTAL COMMON STOCKS	1,556,780,270

		(Cost $1,446,858,238)

		TOTAL INVESTMENTS - 99.71%	1,556,780,270
		(Cost $1,446,858,238)
		OTHER ASSETS AND LIABILITIES, NET - 0.29%	4,545,316

		NET ASSETS - 100.00%	$1,561,325,586

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.99%

AGRICULTURAL PRODUCTION-CROPS - 0.14%
56,700	*	Chiquita Brands International, Inc	$1,022,868

		TOTAL AGRICULTURAL PRODUCTION-CROPS	1,022,868

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
604		Seaboard Corp	814,796

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	814,796

AMUSEMENT AND RECREATION SERVICES - 0.75%
20,848	*	Bally Technologies, Inc	860,814
8,690		Dover Downs Gaming & Entertainment, Inc	32,848
130,735	*	Live Nation, Inc	1,112,555
59,400	*	Pinnacle Entertainment, Inc	533,412
110,009	*	Ticketmaster	1,344,310
93,242		World Wrestling Entertainment, Inc (Class A)	1,429,400

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,313,339

APPAREL AND ACCESSORY STORES - 2.25%
70,205	*	Carter’s, Inc	1,842,881
150,815		Cato Corp (Class A)	3,025,349
6,200	*	Children’s Place Retail Stores, Inc	204,662
44,506	*	Citi Trends, Inc	1,229,256
18,300	*	Collective Brands, Inc	416,691
152,483	*	Dress Barn, Inc	3,522,357
50,700	*	DSW, Inc (Class A)	1,312,116
55,247	*	J Crew Group, Inc	2,471,751
26,100	*	JOS A Bank Clothiers, Inc	1,101,159
70,519		Stage Stores, Inc	871,615

		TOTAL APPAREL AND ACCESSORY STORES	15,997,837

APPAREL AND OTHER TEXTILE PRODUCTS - 0.74%
17,700	*	Gymboree Corp	769,773
139,955		Jones Apparel Group, Inc	2,247,677
44,478	*	Liz Claiborne, Inc	250,411
37,370	*	Maidenform Brands, Inc	623,705
31,861	*	Warnaco Group, Inc	1,344,216

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,235,782

AUTO REPAIR, SERVICES AND PARKING - 0.41%
68,346	*	Dollar Thrifty Automotive Group, Inc	1,750,341
37,676	*	Wright Express Corp	1,200,357

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,950,698

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.28%
191,000		Sonic Automotive, Inc (Class A)	$1,984,490

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,984,490

BUSINESS SERVICES - 9.92%
427,765	*	3Com Corp	3,208,237
4,716	*	ACI Worldwide, Inc	80,879
146,516	*	Actuate Corp	627,088
105,275	*	Acxiom Corp	1,412,791
44,569		Administaff, Inc	1,051,383
148,960	*	AMN Healthcare Services, Inc	1,349,578
11,216	*	APAC Customer Services, Inc	66,847
44,600	*	ArcSight, Inc	1,140,868
23,000	*	Ariba, Inc	287,960
307,374	*	Art Technology Group, Inc	1,386,257
65,200	*	Avis Budget Group, Inc	855,424
100,903		BGC Partners, Inc (Class A)	466,172
14,900		Blackbaud, Inc	352,087
1,000	*	Blackboard, Inc	45,390
33,600	*	Bottomline Technologies, Inc	590,352
30,400	*	CACI International, Inc (Class A)	1,485,040
9,800	*	Capella Education Co	737,940
101,171	*	Ciber, Inc	349,040
67,811	*	Cogent, Inc	704,556
81,781	*	Commvault Systems, Inc	1,937,392
68,219		Compass Diversified Trust	870,474
75,635	*	CSG Systems International, Inc	1,443,872
65,155	*	Dice Holdings, Inc	426,765
41,573	*	Digital River, Inc	1,122,055
20,900	*	Dynamics Research Corp	221,749
58,578	*	DynCorp International, Inc (Class A)	840,594
163,683		Earthlink, Inc	1,360,206
61,362	*	FalconStor Software, Inc	249,130
28,700	*	Forrester Research, Inc	744,765
106,680	*	Gartner, Inc	1,924,507
62,177	*	Global Sources Ltd	388,606
51,196	*	Hackett Group, Inc	142,325
13,700		Heartland Payment Systems, Inc	179,881
51,646	*	i2 Technologies, Inc	987,472
32,800		iGate Corp	328,000
60,956	*	Informatica Corp	1,576,322
2,313	*	Integral Systems, Inc	20,031
36,300	*	Interactive Intelligence, Inc	669,372
9,091	*	inVentiv Health, Inc	147,001
29,800	*	JDA Software Group, Inc	759,006
33,970	*	Kenexa Corp	443,309
9,050		Keynote Systems, Inc	98,736
131,240	*	Lawson Software, Inc	872,746
19,000	*	Limelight Networks, Inc	74,670
20,400	*	Liquidity Services, Inc	205,428
76,600	*	Liveperson, Inc	533,902
16,300	*	Mantech International Corp (Class A)	786,964
833	*	Mastech Holdings, Inc	3,915

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

26,100	*	MicroStrategy, Inc (Class A)	$2,453,922
76,129	*	ModusLink Global Solutions, Inc	716,374
220,200	*	MoneyGram International, Inc	634,176
20,831	*	NCI, Inc (Class A)	575,977
92,794	*	Netscout Systems, Inc	1,358,504
15,100		NIC, Inc	138,014
49,924	*	On Assignment, Inc	356,957
57,500		Pegasystems, Inc	1,955,000
11,788	*	Perfect World Co Ltd (ADR)	464,919
7,123	*	Perficient, Inc	60,047
37,600	*	Pervasive Software, Inc	181,232
40,710	*	PROS Holdings, Inc	421,349
113,794	*	Quest Software, Inc	2,093,810
31,254	*	Rent-A-Center, Inc	553,821
23,812	*	RightNow Technologies, Inc	413,614
17,400		Rollins, Inc	335,472
167,934	*	S1 Corp	1,094,930
44,848	*	Saba Software, Inc	185,671
261,624	*	Sapient Corp	2,163,630
59,241	*	SolarWinds, Inc	1,363,135
117,028	*	SonicWALL, Inc	890,583
7,400	*	Sonus Networks, Inc	15,614
13,025	*	Sourcefire, Inc	348,419
43,560	*	StarTek, Inc	325,829
45,802	*	SuccessFactors, Inc	759,397
79,530	*	SYKES Enterprises, Inc	2,025,629
71,261	*	SYNNEX Corp	2,184,862
2,344		Take-Two Interactive Software, Inc	23,557
129,422	*	TeleTech Holdings, Inc	2,592,323
44,148	*	TIBCO Software, Inc	425,145
114,750	*	Unisys Corp	4,424,759
184,922	*	Valueclick, Inc	1,871,411
6,652	*	Vasco Data Security International	41,708
35,632	*	Virtusa Corp	322,826
65,879	*	Websense, Inc	1,150,247

		TOTAL BUSINESS SERVICES	70,479,947

CHEMICALS AND ALLIED PRODUCTS - 7.26%
23,568	*	Acorda Therapeutics, Inc	594,385
111,629	*	Adolor Corp	162,978
52,837	*	Allos Therapeutics, Inc	347,139
31,535	*	Alnylam Pharmaceuticals, Inc	555,647
10,600	*	AMAG Pharmaceuticals, Inc	403,118
7,781	*	Arqule, Inc	28,712
62,602	*	Auxilium Pharmaceuticals, Inc	1,876,808
120,700	*	AVANIR Pharmaceuticals, Inc	229,330
51,430	*	Cambrex Corp	286,979
19,300	*	Caraco Pharmaceutical Laboratories Ltd	116,572
40,000	*	Chelsea Therapeutics International, Inc	108,000
26,300	*	China-Biotics, Inc	406,861
33,800	*	Cornerstone Therapeutics, Inc	206,180
22,942	*	Cubist Pharmaceuticals, Inc	435,210

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

46,476	*	Emergent Biosolutions, Inc	$631,609
15,405	*	Enzon Pharmaceuticals, Inc	162,215
52,347	*	Facet Biotech Corp	920,260
50,427		Ferro Corp	415,518
70,579	*	Geron Corp	391,713
89,646	*	Halozyme Therapeutics, Inc	526,222
19,300	*	Hi-Tech Pharmacal Co, Inc	541,365
106,521	*	Human Genome Sciences, Inc	3,259,542
40,900	*	Idenix Pharmaceuticals, Inc	87,935
10,900	*	Idera Pharmaceuticals, Inc	56,353
137,691	*	Immucor, Inc	2,786,866
5,804	*	Immunogen, Inc	45,619
82,400	*	Impax Laboratories, Inc	1,120,640
70,051		Innophos Holdings, Inc	1,610,472
66,263		Innospec, Inc	668,594
92,157	*	Inspire Pharmaceuticals, Inc	508,707
9,720		Inter Parfums, Inc	118,292
29,302		Koppers Holdings, Inc	891,953
8,400	*	Landec Corp	52,416
31,600	*	Lannett Co, Inc	186,756
75,498	*	Ligand Pharmaceuticals, Inc (Class B)	163,831
38,654	*	MAP Pharmaceuticals, Inc	368,373
54,100		Medicis Pharmaceutical Corp (Class A)	1,463,405
28,015	*	Medivation, Inc	1,054,765
1,211		Meridian Bioscience, Inc	26,097
66,900	*	Micromet, Inc	445,554
44,500		Minerals Technologies, Inc	2,423,915
35,000	*	Momenta Pharmaceuticals, Inc	441,350
43,617	*	Neurocrine Biosciences, Inc	118,638
10,502		NewMarket Corp	1,205,315
170,829	*	NPS Pharmaceuticals, Inc	580,819
68,650	*	Obagi Medical Products, Inc	823,800
9,187	*	OM Group, Inc	288,380
172,161	*	Omnova Solutions, Inc	1,055,347
71,959	*	Onyx Pharmaceuticals, Inc	2,111,277
59,046	*	Orexigen Therapeutics, Inc	439,302
91,800	*	OXiGENE, Inc	104,652
83,038	*	Par Pharmaceutical Cos, Inc	2,247,008
270,317		PDL BioPharma, Inc	1,854,375
1,761		PetMed Express, Inc	31,046
371,604	*	PolyOne Corp	2,775,882
18,436	*	Pozen, Inc	110,432
96,772	*	Prestige Brands Holdings, Inc	760,628
144,381	*	Questcor Pharmaceuticals, Inc	685,810
52,000	*	Quidel Corp	716,560
90,376	*	Revlon, Inc (Class A)	1,537,296
92,900	*	Santarus, Inc	429,198
96,200	*	Sciclone Pharmaceuticals, Inc	224,146
53,612	*	Solutia, Inc	680,872
57,900	*	Spectrum Pharmaceuticals, Inc	257,076
31,048		Stepan Co	2,012,221
26,491	*	Sucampo Pharmaceuticals, Inc (Class A)	107,024

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

115,100	*	SuperGen, Inc	$301,562
10,878	*	Theravance, Inc	142,175
4,700	*	USANA Health Sciences, Inc	149,930
9,712	*	Vanda Pharmaceuticals, Inc	109,163
49,365	*	Viropharma, Inc	414,172
85,700	*	WR Grace & Co	2,172,495
14,500	*	Zymogenetics, Inc	92,655

		TOTAL CHEMICALS AND ALLIED PRODUCTS	51,667,512

COAL MINING - 0.10%
32,000	*	James River Coal Co	592,960
14,077	*	Westmoreland Coal Co	125,426

		TOTAL COAL MINING	718,386

COMMUNICATIONS - 1.99%
40,126		Adtran, Inc	904,841
47,800	*	Anixter International, Inc	2,251,381
162,699	*	Aruba Networks, Inc	1,734,371
29,925		Atlantic Tele-Network, Inc	1,646,174
108,300	*	Brightpoint, Inc	796,005
402,125	*	Cincinnati Bell, Inc	1,387,331
68,735	*	Global Crossing Ltd	979,474
66,228	*	j2 Global Communications, Inc	1,347,740
57,467	*	Mediacom Communications Corp (Class A)	256,877
16,900	*	Neutral Tandem, Inc	384,475
183,968	*	PAETEC Holding Corp	763,467
71,538	*	Sprint Nextel Corp	261,829
34,864	*	TeleCommunication Systems, Inc (Class A)	337,484
99,119		USA Mobility, Inc	1,091,300

		TOTAL COMMUNICATIONS	14,142,749

DEPOSITORY INSTITUTIONS - 6.45%
20,000		1st Source Corp	321,800
7,248		Ameris Bancorp	51,898
13,802		Bancfirst Corp	511,226
12,616		Banner Corp	33,811
1,621	*	Beneficial Mutual Bancorp, Inc	15,951
33,800		Berkshire Hills Bancorp, Inc	698,984
190,209		Boston Private Financial Holdings, Inc	1,097,506
78,460		Brookline Bancorp, Inc	777,539
10,700		Century Bancorp, Inc	235,721
251,852	*	Citizens Republic Bancorp, Inc	173,778
142,618		Community Bank System, Inc	2,753,954
80,656		CVB Financial Corp	696,868
76,700		Dime Community Bancshares	898,924
114,132		East West Bancorp, Inc	1,803,286
3,780		First Bancorp	52,807
18,500		First Defiance Financial Corp	208,865
91,429		First Financial Bancorp	1,331,206
11,340		First Financial Bankshares, Inc	614,968
10,565		First Financial Holdings, Inc	137,239
26,400		First Merchants Corp	156,816

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

46,777		FirstMerit Corp	$942,089
46,600	*	Flagstar Bancorp, Inc	27,960
1,200		Flushing Financial Corp	13,512
2		Fulton Financial Corp	17
24,757		Hancock Holding Co	1,084,109
10,211		Independent Bank Corp	213,308
91,746		International Bancshares Corp	1,736,752
28,770		Lakeland Bancorp, Inc	183,840
5,500		Lakeland Financial Corp	94,875
35,371		MainSource Financial Group, Inc	169,073
24,900		Nara Bancorp, Inc	282,366
151,198		National Penn Bancshares, Inc	875,436
53,650		NBT Bancorp, Inc	1,092,851
61,809	*	Net 1 UEPS Technologies, Inc	1,200,331
144,701		NewAlliance Bancshares, Inc	1,737,859
29,211		Northwest Bancshares, Inc	330,669
37,500		Pacific Capital Bancorp	36,000
110,293		Prosperity Bancshares, Inc	4,463,557
95,078		Provident Financial Services, Inc	1,012,581
10,252		Provident New York Bancorp	86,527
28,900		Qc Holdings, Inc	139,009
3,814		Renasant Corp	51,870
18,618		Republic Bancorp, Inc (Class A)	383,531
10,579		S.Y. Bancorp, Inc	225,862
16,129		SCBT Financial Corp	446,612
32,316	*	Signature Bank	1,030,880
31,643		Simmons First National Corp (Class A)	879,675
62,435		South Financial Group, Inc	40,252
7,565		Southside Bancshares, Inc	148,425
22,264		Southwest Bancorp, Inc	154,512
54,946		Sterling Bancorp	392,314
13,648		Suffolk Bancorp	405,346
77,703	*	Sun Bancorp, Inc	291,386
175,021		Susquehanna Bancshares, Inc	1,030,874
30,500	*	The Bancorp, Inc	209,230
9,192		Tompkins Trustco, Inc	372,276
30,100		Trico Bancshares	501,165
136,874		Trustco Bank Corp NY	862,306
54,613		Trustmark Corp	1,230,977
72,767		UMB Financial Corp	2,863,381
160,753		Umpqua Holdings Corp	2,155,698
10,000		Union Bankshares Corp	123,900
9,807		United Community Banks, Inc	33,246
44,108		United Financial Bancorp, Inc	578,256
6,100		Washington Trust Bancorp, Inc	95,038
15,300		WesBanco, Inc	188,802
60,600	*	Western Alliance Bancorp	229,068
45,780		Westfield Financial, Inc	377,685
74,748		Wilshire Bancorp, Inc	612,186
55,527		Wintrust Financial Corp	1,709,676

		TOTAL DEPOSITORY INSTITUTIONS	45,920,297

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.73%
34,950	*	AFC Enterprises	$285,192
28,384		Bob Evans Farms, Inc	821,717
56,300	*	California Pizza Kitchen, Inc	757,235
36,600		CBRL Group, Inc	1,390,434
138,700	*	Cheesecake Factory	2,994,533
219,203	*	Denny’s Corp	480,055
172,900	*	Domino’s Pizza, Inc	1,448,902
23,477	*	O’Charleys, Inc	153,774
45,728	*	Papa John’s International, Inc	1,068,206
77,563	*	PF Chang’s China Bistro, Inc	2,940,413

		TOTAL EATING AND DRINKING PLACES	12,340,461

EDUCATIONAL SERVICES - 0.72%
26,997	*	American Public Education, Inc	927,617
57,200	*	Bridgepoint Education, Inc	859,144
240,751	*	Corinthian Colleges, Inc	3,315,142
5	*	Lincoln Educational Services Corp	108

		TOTAL EDUCATIONAL SERVICES	5,102,011

ELECTRIC, GAS, AND SANITARY SERVICES - 3.51%
124,539		Avista Corp	2,688,797
50,163		Black Hills Corp	1,335,841
22,230		California Water Service Group	818,509
15,020		Chesapeake Utilities Corp	481,391
64,319	*	El Paso Electric Co	1,304,389
2,269		Empire District Electric Co	42,498
15,900	*	Heritage-Crystal Clean, Inc	166,314
96,730		Idacorp, Inc	3,090,524
89,130		Laclede Group, Inc	3,009,920
5,300		MGE Energy, Inc	189,422
55,130		New Jersey Resources Corp	2,061,862
53,930		Nicor, Inc	2,270,453
12,800		South Jersey Industries, Inc	488,704
72,061		Southwest Gas Corp	2,055,900
62,203		UIL Holdings Corp	1,746,660
6,300	*	Waste Services, Inc	57,393
94,755		WGL Holdings, Inc	3,178,083

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,986,660

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.28%
57,500	*	Acme Packet, Inc	632,500
212,300	*	ADC Telecommunications, Inc	1,318,383
38,800	*	American Superconductor Corp	1,586,920
47,838		Applied Signal Technology, Inc	922,795
241,676	*	Arris Group, Inc	2,762,357
99,800	*	Atheros Communications, Inc	3,417,152
33,333	*	AZZ, Inc	1,089,989
177,725	*	Benchmark Electronics, Inc	3,360,780
87,500	*	BigBand Networks, Inc	301,000
10,057	*	Checkpoint Systems, Inc	153,369
79,989		CTS Corp	769,494

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

46,440		Cubic Corp	$1,732,212
43,800	*	DDi Corp	214,182
72,600	*	Diodes, Inc	1,484,670
140,763	*	EnerSys	3,078,487
70,180	*	Exar Corp	498,980
132,692	*	Exide Technologies	943,440
49,700	*	GrafTech International Ltd	772,835
56,600	*	GSI Technology, Inc	253,568
206,393	*	GT Solar International, Inc	1,147,545
201,981	*	Harris Stratex Networks, Inc (Class A)	1,395,689
68,150	*	InterDigital, Inc	1,808,701
28,500		IXYS Corp	211,470
343,626	*	Lattice Semiconductor Corp	927,790
54,700	*	MEMSIC, Inc	179,416
21,765		Methode Electronics, Inc	188,920
103,209	*	Microtune, Inc	233,252
14,946	*	MIPS Technologies, Inc	65,314
49,822	*	Monolithic Power Systems, Inc	1,194,233
59,645	*	Multi-Fineline Electronix, Inc	1,692,129
8,933		National Presto Industries, Inc	975,752
7,200	*	NVE Corp	297,432
30,044	*	Omnivision Technologies, Inc	436,539
133,258	*	Openwave Systems, Inc	303,828
45,141	*	Oplink Communications, Inc	739,861
53,079	*	OSI Systems, Inc	1,447,995
40,997	*	Pericom Semiconductor Corp	472,695
98,600		Plantronics, Inc	2,561,628
64,617	*	Plexus Corp	1,841,585
68,055	*	Polycom, Inc	1,699,333
26,594	*	Powell Industries, Inc	838,509
101,400	*	Powerwave Technologies, Inc	127,764
13,900		Raven Industries, Inc	441,603
32,211		Regal-Beloit Corp	1,673,039
577,006	*	RF Micro Devices, Inc	2,752,319
72,353	*	Seachange International, Inc	475,359
67,890	*	Semtech Corp	1,154,809
191,289	*	Silicon Storage Technology, Inc	489,700
176,450	*	Skyworks Solutions, Inc	2,503,826
75,600	*	Smart Modular Technologies WWH, Inc	475,524
12,549	*	Stoneridge, Inc	113,066
95,278	*	Symmetricom, Inc	495,446
59,185	*	Synaptics, Inc	1,814,020
63,678	*	Tekelec	973,000
95,812	*	Tessera Technologies, Inc	2,229,545
11,600	*	Triquint Semiconductor, Inc	69,600
80,507	*	TTM Technologies, Inc	928,246
22,332	*	Universal Electronics, Inc	518,549
77,600	*	Utstarcom, Inc	169,944
89,274	*	Volterra Semiconductor Corp	1,706,919
41,664	*	White Electronic Designs Corp	194,571
67,526	*	Zoran Corp	746,162

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	66,005,740

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 2.23%
18,436	*	Affymax, Inc	$456,107
245,134	*	Ariad Pharmaceuticals, Inc	558,906
39,037	*	Celera Corp	269,746
131,431	*	Exelixis, Inc	968,646
23,129	*	Exponent, Inc	643,911
3,200	*	Furmanite Corp	12,192
8,841	*	Incyte Corp	80,542
40,900	*	Infinity Pharmaceuticals, Inc	252,762
149,300	*	Insmed, Inc	114,961
85,723	*	Isis Pharmaceuticals, Inc	951,525
7,073	*	Luminex Corp	105,600
15,696		MAXIMUS, Inc	784,800
83,246	*	Maxygen, Inc	506,968
35,500		MedQuist, Inc	237,495
26,032	*	Michael Baker Corp	1,077,725
45,772	*	Regeneron Pharmaceuticals, Inc	1,106,767
71,029	*	Repligen Corp	291,929
69,808	*	Savient Pharmaceuticals, Inc	950,087
88,257	*	Seattle Genetics, Inc	896,691
51,127	*	Tetra Tech, Inc	1,389,120
12,270		VSE Corp	553,132
77,213		Watson Wyatt & Co Holdings (Class A)	3,669,161

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,878,773

FABRICATED METAL PRODUCTS - 1.06%
79,582	*	Bway Holding Co	1,529,566
75,314	*	Chart Industries, Inc	1,246,447
77,735		CIRCOR International, Inc	1,957,366
14,800	*	Hawk Corp	260,628
13,900		Insteel Industries, Inc	180,700
15,462		Silgan Holdings, Inc	894,941
149,781		Sturm Ruger & Co, Inc	1,452,876

		TOTAL FABRICATED METAL PRODUCTS	7,522,524

FISHERIES - 0.04%
36,681	*	HQ Sustainable Maritime Industries, Inc	258,234

		TOTAL FISHERIES	258,234

FOOD AND KINDRED PRODUCTS - 1.08%
74,175	*	Central Garden and Pet Co (Class A)	737,300
7,430		Coca-Cola Bottling Co Consolidated	401,369
6,396	*	Darling International, Inc	53,598
1,839		Imperial Sugar Co	32,072
28,417		J&J Snack Foods Corp	1,135,543
40,600		Lancaster Colony Corp	2,017,820
9,974		Lance, Inc	262,316
36,800	*	Matrixx Initiatives, Inc	155,296
16,911	*	National Beverage Corp	234,386
17,937	*	Peet’s Coffee & Tea, Inc	597,840
48,500		Sanderson Farms, Inc	2,044,761
		TOTAL FOOD AND KINDRED PRODUCTS	7,672,301

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.47%
7,143		Ingles Markets, Inc (Class A)	$108,074
75,721	*	Pantry, Inc	1,029,048
8,461		Village Super Market (Class A)	231,155
45,532		Weis Markets, Inc	1,655,543
34,195	*	Winn-Dixie Stores, Inc	343,318

		TOTAL FOOD STORES	3,367,138

FURNITURE AND FIXTURES - 0.30%
30,627		Kimball International, Inc (Class B)	260,942
32,200		La-Z-Boy, Inc	306,866
95,600		Steelcase, Inc (Class A)	608,016
41,133	*	Tempur-Pedic International, Inc	971,973

		TOTAL FURNITURE AND FIXTURES	2,147,797

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
170,210	*	Pier 1 Imports, Inc	866,369

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	866,369

GENERAL BUILDING CONTRACTORS - 0.66%
12,000		Brookfield Homes Corp	96,000
71,310	*	Hovnanian Enterprises, Inc (Class A)	273,830
62,900	*	Meritage Homes Corp	1,215,857
40,723	*	Perini Corp	736,272
44,409		Ryland Group, Inc	874,857
404,427	*	Standard-Pacific Corp	1,512,558

		TOTAL GENERAL BUILDING CONTRACTORS	4,709,374

GENERAL MERCHANDISE STORES - 0.47%
147,195	*	99 Cents Only Stores	1,923,839
25,766		Casey’s General Stores, Inc	822,451
64,753	*	Retail Ventures, Inc	575,654

		TOTAL GENERAL MERCHANDISE STORES	3,321,944

HEALTH SERVICES - 1.89%
68,400	*	Amedisys, Inc	3,321,504
16,400		America Service Group, Inc	260,268
54,716	*	China Sky One Medical, Inc	1,244,789
79,100	*	Continucare Corp	345,667
25,347	*	CryoLife, Inc	162,728
16,700	*	Genomic Health, Inc	326,652
1,026	*	Genoptix, Inc	36,454
214,300	*	Healthsouth Corp	4,022,411
122,084	*	Immunomedics, Inc	391,890
38,965	*	Nighthawk Radiology Holdings, Inc	176,511
68,787	*	Odyssey HealthCare, Inc	1,071,701
69,569	*	RehabCare Group, Inc	2,116,985

		TOTAL HEALTH SERVICES	13,477,560

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.36%
10,593		Granite Construction, Inc	$356,560
25,240	*	LB Foster Co (Class A)	752,404
103,343	*	Matrix Service Co	1,100,604
19,313	*	Sterling Construction Co, Inc	370,423

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,579,991

HOLDING AND OTHER INVESTMENT OFFICES - 6.51%
41,000		Acadia Realty Trust	691,670
60,549		Agree Realty Corp	1,410,186
132,407		Allied Capital Corp	477,989
182,053		Anworth Mortgage Asset Corp	1,274,371
124,502	*	Ashford Hospitality Trust, Inc	577,689
72,385		Associated Estates Realty Corp	815,779
69,700		BioMed Realty Trust, Inc	1,099,866
76,400		Capstead Mortgage Corp	1,042,860
215,420		CBL & Associates Properties, Inc	2,083,111
25,800		Cedar Shopping Centers, Inc	175,440
35,800		Danvers Bancorp, Inc	465,042
70,000		Developers Diversified Realty Corp	648,200
17,800		EastGroup Properties, Inc	681,384
72,149		Education Realty Trust, Inc	349,201
77,000		Equity Lifestyle Properties, Inc	3,886,190
103,041	*	FelCor Lodging Trust, Inc	370,948
60,988		Getty Realty Corp	1,435,048
22,000		Gladstone Commercial Corp	295,020
267,620		Glimcher Realty Trust	722,574
27,700		Hatteras Financial Corp	774,492
15,863		Hersha Hospitality Trust	49,810
30,992		Highwoods Properties, Inc	1,033,583
1,511		Investors Real Estate Trust	13,599
11,300		iShares Russell 2000 Index Fund	703,538
10,200		Kilroy Realty Corp	312,834
87,000		LaSalle Hotel Properties	1,847,010
23,846		Lexington Corporate Properties Trust	144,984
75,273		LTC Properties, Inc	2,013,553
340,954		MFA Mortgage Investments, Inc	2,506,012
31,671		Mid-America Apartment Communities, Inc	1,529,076
52,701		Mission West Properties, Inc	378,920
57,193		National Health Investors, Inc	2,115,569
39,341		National Retail Properties, Inc	834,816
88,252		Omega Healthcare Investors, Inc	1,716,501
53,082		Parkway Properties, Inc	1,105,167
70,600		Pennsylvania Real Estate Investment Trust	597,276
28,777		Potlatch Corp	917,411
55,411		PS Business Parks, Inc	2,773,321
172,516		Redwood Trust, Inc	2,494,581
14,480		Resource Capital Corp	71,242
20,370		Saul Centers, Inc	667,321
551		Sun Communities, Inc	10,882
86,930		Sunstone Hotel Investors, Inc	771,938
42,999		Tanger Factory Outlet Centers, Inc	1,676,531

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

51,869		Urstadt Biddle Properties, Inc (Class A)	$792,040

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	46,354,575

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.28%
7,502		Aaon, Inc	146,214
12,834		Alamo Group, Inc	220,103
128,596	*	Allis-Chalmers Energy, Inc	484,807
34,199	*	Altra Holdings, Inc	422,358
37,162		Ampco-Pittsburgh Corp	1,171,718
10,500	*	Bolt Technology Corp	115,710
116,225	*	Cirrus Logic, Inc	792,655
94,977	*	Colfax Corp	1,143,523
44,989	*	Columbus McKinnon Corp	614,550
123,807	*	Cray, Inc	794,841
1,476	*	Dril-Quip, Inc	83,364
31,072	*	Emulex Corp	338,685
52,274	*	ENGlobal Corp	163,618
104,764	*	EnPro Industries, Inc	2,766,816
210,837	*	Extreme Networks, Inc	605,102
14,100		Graham Corp	291,870
25,500		John Bean Technologies Corp	433,755
14,962		Nacco Industries, Inc (Class A)	745,108
44,168	*	Netgear, Inc	958,004
18,938		Nordson Corp	1,158,627
416,685	*	Quantum Corp	1,220,887
74,280	*	Riverbed Technology, Inc	1,706,212
73,181		Sauer-Danfoss, Inc	878,904
74,186	*	Sigma Designs, Inc	793,790
38,809		Standex International Corp	779,673
69,200	*	STEC, Inc	1,130,728
57,625	*	Super Micro Computer, Inc	640,790
38,413		Tennant Co	1,006,036
106,800	*	VeriFone Holdings, Inc	1,749,383

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,357,831

INSTRUMENTS AND RELATED PRODUCTS - 4.85%
8,200	*	Accuray, Inc	46,002
143,200	*	Affymetrix, Inc	836,288
23,500	*	Align Technology, Inc	418,770
95,700	*	American Medical Systems Holdings, Inc	1,846,053
24,485		American Science & Engineering, Inc	1,856,942
119,900	*	Bruker BioSciences Corp	1,445,994
85,974	*	Cantel Medical Corp	1,734,955
1,209	*	Coherent, Inc	35,944
1,866	*	Conmed Corp	42,545
52,770	*	Cyberonics, Inc	1,078,619
5,905	*	Cynosure, Inc (Class A)	67,848
65,085	*	Depomed, Inc	218,035
4,114	*	Dionex Corp	303,901
34,060	*	DXP Enterprises, Inc	445,164
353,420		Eastman Kodak Co	1,491,432
100,000	*	ev3, Inc	1,334,000

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

85,022	*	Fossil, Inc	$2,853,339
27,200	*	Haemonetics Corp	1,500,080
88,446	*	Hanger Orthopedic Group, Inc	1,223,208
23,973	*	ICU Medical, Inc	873,576
110,864		Invacare Corp	2,764,949
8,300	*	IRIS International, Inc	102,588
61,400	*	ISTA Pharmaceuticals, Inc	279,984
42,932	*	Kensey Nash Corp	1,094,766
98,979	*	Kopin Corp	413,732
12,400	*	LaBarge, Inc	149,420
14,456	*	Masimo Corp	439,752
33,211	*	Merit Medical Systems, Inc	640,640
19,282		Mine Safety Appliances Co	511,551
42,340		MTS Systems Corp	1,216,852
13,300	*	NuVasive, Inc	425,334
30,686	*	Orthofix International NV	950,345
149,700	*	RAE Systems, Inc	164,670
19,675	*	SonoSite, Inc	464,920
85,994		STERIS Corp	2,405,252
1,000	*	Symmetry Medical, Inc	8,060
24,345	*	Synovis Life Technologies, Inc	314,294
8,860	*	Teledyne Technologies, Inc	339,870
28,090	*	Thoratec Corp	756,183
41,719	*	Veeco Instruments, Inc	1,378,396
3,352	*	Zygo Corp	22,559

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	34,496,812

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
106,556	*	Crawford & Co (Class B)	419,831

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	419,831

INSURANCE CARRIERS - 3.88%
244,949	*	Ambac Financial Group, Inc	203,308
2,800	*	American Safety Insurance Holdings Ltd	40,460
80,737	*	Argo Group International Holdings Ltd	2,352,676
47,026		Assured Guaranty Ltd	1,023,286
43,700	*	Catalyst Health Solutions, Inc	1,593,739
111,182	*	Centene Corp	2,353,722
73,891	*	CNA Surety Corp	1,100,237
304,381	*	Conseco, Inc	1,521,905
33,000		Delphi Financial Group, Inc (Class A)	738,210
51,387	*	Hallmark Financial Services	409,041
2,798	*	Healthspring, Inc	49,273
125,825		Horace Mann Educators Corp	1,572,813
33,400		Maiden Holdings Ltd	244,488
83,176		Max Re Capital Ltd	1,854,825
203,975		Meadowbrook Insurance Group, Inc	1,509,415
103,900	*	Metropolitan Health Networks, Inc	206,761
150,100	*	MGIC Investment Corp	867,578
109,293	*	Molina Healthcare, Inc	2,499,530
46,300		Montpelier Re Holdings Ltd	801,916
2,300		National Interstate Corp	39,008

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

43,400		Platinum Underwriters Holdings Ltd	$1,661,786
50,519	*	PMA Capital Corp (Class A)	318,270
156,100		PMI Group, Inc	393,372
620	*	ProAssurance Corp	33,300
45,000	*	SeaBright Insurance Holdings, Inc	517,050
7,635		State Auto Financial Corp	141,248
47,000		Tower Group, Inc	1,100,270
57,957	*	Triple-S Management Corp (Class B)	1,020,043
40,100	*	WellCare Health Plans, Inc	1,474,076

		TOTAL INSURANCE CARRIERS	27,641,606

LEATHER AND LEATHER PRODUCTS - 0.49%
37,602	*	Steven Madden Ltd	1,550,706
27,201	*	Timberland Co (Class A)	487,714
52,058		Wolverine World Wide, Inc	1,417,019

		TOTAL LEATHER AND LEATHER PRODUCTS	3,455,439

LEGAL SERVICES - 0.09%
15,106	*	Pre-Paid Legal Services, Inc	620,554

		TOTAL LEGAL SERVICES	620,554

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.19%
25,610	*	Emergency Medical Services Corp (Class A)	1,386,782

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,386,782

METAL MINING - 0.60%
62,029	*	Coeur d’Alene Mines Corp	1,120,244
146,600	*	Hecla Mining Co	905,988
118,000	*	Patriot Coal Corp	1,824,280
20,167	*	Rosetta Resources, Inc	401,928

		TOTAL METAL MINING	4,252,440

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
26,606		Blyth, Inc	897,155
34,927	*	Jakks Pacific, Inc	423,315
9,500	*	RC2 Corp	140,125

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,460,595

MISCELLANEOUS RETAIL - 2.13%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	293,877
41,600	*	Allion Healthcare, Inc	272,896
27,100		Books-A-Million, Inc	182,112
43,620	*	Cabela’s, Inc	622,021
48,637		Cash America International, Inc	1,700,350
8,432	*	CKX, Inc	44,437
119,453	*	Ezcorp, Inc (Class A)	2,055,786
100,700	*	HSN, Inc	2,033,133
80,022	*	Jo-Ann Stores, Inc	2,899,997
45,270	*	Kirkland’s, Inc	786,340
31,535	*	PC Connection, Inc	212,861
59,500	*	Shutterfly, Inc	1,059,695

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

37,862		Systemax, Inc	$594,812
90,754		World Fuel Services Corp	2,431,300

		TOTAL MISCELLANEOUS RETAIL	15,189,617

MOTION PICTURES - 0.19%
3,500	*	Ascent Media Corp (Series A)	89,355
26,800	*	Carmike Cinemas, Inc	202,608
53,085		Cinemark Holdings, Inc	762,831
17,303		National CineMedia, Inc	286,711

		TOTAL MOTION PICTURES	1,341,505

NONDEPOSITORY INSTITUTIONS - 1.38%
110,000		Advance America Cash Advance Centers, Inc	611,600
181,688		Apollo Investment Corp	1,731,487
94,015		Ares Capital Corp	1,170,487
7,254		BlackRock Kelso Capital Corp	61,804
188,363	*	Boise, Inc	1,000,208
9,507	*	Doral Financial Corp	34,510
15,000		Hercules Technology Growth Capital, Inc	155,850
25,600		Kohlberg Capital Corp	116,736
7,291		NGP Capital Resources Co	59,276
107,415	*	PHH Corp	1,730,456
87,500	*	World Acceptance Corp	3,135,124

		TOTAL NONDEPOSITORY INSTITUTIONS	9,807,538

OIL AND GAS EXTRACTION - 3.84%
24,207	*	Approach Resources, Inc	186,878
25,200	*	Arena Resources, Inc	1,086,624
23,000		Atlas America, Inc	693,910
73,574	*	Basic Energy Services, Inc	654,809
44,000		Berry Petroleum Co (Class A)	1,282,600
39,503	*	Bill Barrett Corp	1,228,938
221,365	*	Cal Dive International, Inc	1,673,519
21,438	*	Clayton Williams Energy, Inc	751,188
55,864	*	Cobalt International Energy, Inc	773,158
170,806	*	Complete Production Services, Inc	2,220,478
32,118	*	Contango Oil & Gas Co	1,509,867
37,371	*	Dawson Geophysical Co	863,644
290,902	*	Endeavour International Corp	314,174
18,000	*	Georesources, Inc	245,880
4,500	*	Gulfport Energy Corp	51,525
178,800	*	Hercules Offshore, Inc	854,664
86,913	*	Key Energy Services, Inc	763,965
207,317	*	McMoRan Exploration Co	1,662,682
13,900		Panhandle Oil and Gas, Inc (Class A)	360,010
13,017		Penn Virginia Corp	277,132
34,900	*	Petroleum Development Corp	635,529
159,323	*	Pioneer Drilling Co	1,258,652
82,803	*	Stone Energy Corp	1,494,594
42,200	*	TGC Industries, Inc	165,002
23,676	*	Union Drilling, Inc	147,975
250,839		Vaalco Energy, Inc	1,141,317

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

133,548	*	Venoco, Inc	$1,741,466
196,144	*	Willbros Group, Inc	3,308,950

		TOTAL OIL AND GAS EXTRACTION	27,349,130

PAPER AND ALLIED PRODUCTS - 1.27%
108,419	*	Buckeye Technologies, Inc	1,058,169
50,400	*	Domtar Corporation	2,792,665
151,234		Glatfelter	1,837,493
35,300	*	Kapstone Paper and Packaging Corp	347,705
11,200		Neenah Paper, Inc	156,240
51,123		Rock-Tenn Co (Class A)	2,577,110
24,600		Wausau Paper Corp	285,360

		TOTAL PAPER AND ALLIED PRODUCTS	9,054,742

PERSONAL SERVICES - 0.31%
86,078	*	Sally Beauty Holdings, Inc	658,497
25,500	*	Steiner Leisure Ltd	1,013,880
10,494		Unifirst Corp	504,866

		TOTAL PERSONAL SERVICES	2,177,243

PETROLEUM AND COAL PRODUCTS - 0.17%
79,443	*	CVR Energy, Inc	544,979
114,769	*	Gran Tierra Energy, Inc	657,626

		TOTAL PETROLEUM AND COAL PRODUCTS	1,202,605

PRIMARY METAL INDUSTRIES - 1.11%
113,659		Belden CDT, Inc	2,491,405
74,980		Encore Wire Corp	1,579,829
5,037	*	Horsehead Holding Corp	64,222
97,504		Mueller Industries, Inc	2,421,999
32,064		Tredegar Corp	507,252
66,000		Worthington Industries, Inc	862,620

		TOTAL PRIMARY METAL INDUSTRIES	7,927,327

PRINTING AND PUBLISHING - 0.81%
31,700		American Greetings Corp (Class A)	690,743
135,106	*	EW Scripps Co (Class A)	940,338
119,533		Journal Communications, Inc (Class A)	464,983
55,292		Scholastic Corp	1,649,360
65,925		Standard Register Co	336,218
90,200	*	Valassis Communications, Inc	1,647,052

		TOTAL PRINTING AND PUBLISHING	5,728,694

REAL ESTATE - 0.17%
58,205		DuPont Fabros Technology, Inc	1,047,108
6,000		Government Properties Income Trust	137,880
1		Stewart Enterprises, Inc (Class A)	5

		TOTAL REAL ESTATE	1,184,993

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.26%
83,036		A. Schulman, Inc	1,675,666

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

160,700		Cooper Tire & Rubber Co	$3,222,035
45,776		Spartech Corp	469,662
77,900		Tupperware Corp	3,627,803

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,995,166

SECURITY AND COMMODITY BROKERS - 1.75%
218,400	*	Broadpoint Securities Group, Inc	974,064
33,300		Calamos Asset Management, Inc (Class A)	383,949
35,164		Duff & Phelps Corp	642,095
2,474,647	*	E*Trade Financial Corp	4,330,632
12,900		Evercore Partners, Inc (Class A)	392,160
4,576		Fifth Street Finance Corp	49,146
19,700		GAMCO Investors, Inc (Class A)	951,313
180,387	*	Knight Capital Group, Inc (Class A)	2,777,960
9,000		Oppenheimer Holdings, Inc	298,980
11,650	*	Stifel Financial Corp	690,146
80,513		SWS Group, Inc	974,207

		TOTAL SECURITY AND COMMODITY BROKERS	12,464,652

SOCIAL SERVICES - 0.00%**
2,613	*	Res-Care, Inc	29,266

		TOTAL SOCIAL SERVICES	29,266

SPECIAL TRADE CONTRACTORS - 1.34%
81,235	*	AsiaInfo Holdings, Inc	2,475,230
162,022		Comfort Systems USA, Inc	1,999,351
95,341	*	Dycom Industries, Inc	765,588
158,770	*	EMCOR Group, Inc	4,270,914

		TOTAL SPECIAL TRADE CONTRACTORS	9,511,083

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
73,000		Apogee Enterprises, Inc	1,022,000
22,300		CARBO Ceramics, Inc	1,520,191

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,542,191

TEXTILE MILL PRODUCTS - 0.16%
54,100		Oxford Industries, Inc	1,118,788

		TOTAL TEXTILE MILL PRODUCTS	1,118,788

TOBACCO PRODUCTS - 0.05%
7,764		Universal Corp	354,116

		TOTAL TOBACCO PRODUCTS	354,116

TRANSPORTATION BY AIR - 1.77%
117,200	*	Air Transport Services Group, Inc	309,408
139,600	*	Airtran Holdings, Inc	728,712
50,374	*	Alaska Air Group, Inc	1,740,925
51,430	*	Allegiant Travel Co	2,425,953
45,300	*	Atlas Air Worldwide Holdings, Inc	1,687,425
14,815	*	Bristow Group, Inc	569,637
269,496	*	Hawaiian Holdings, Inc	1,886,472

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,020	*	PHI, Inc	$21,114
248,900	*	UAL Corp	3,213,299

		TOTAL TRANSPORTATION BY AIR	12,582,945

TRANSPORTATION EQUIPMENT - 3.37%
78,346		A.O. Smith Corp	3,399,434
19,900		American Railcar Industries, Inc	219,298
109,486		ArvinMeritor, Inc	1,224,053
59,386	*	ATC Technology Corp	1,416,356
113,192		Brunswick Corp	1,438,670
30,866	*	Cogo Group, Inc	227,482
189,028	*	Dana Holding Corp	2,049,064
32,861		Ducommun, Inc	614,829
324,252	*	Force Protection, Inc	1,689,353
27,000		Freightcar America, Inc	535,410
209,592	*	GenCorp, Inc	1,467,144
14,300		Group 1 Automotive, Inc	405,405
48,784		Kaman Corp	1,126,423
14,200	*	LMI Aerospace, Inc	188,860
217,536	*	Orbital Sciences Corp	3,319,599
24,400		Polaris Industries, Inc	1,064,572
9,714		Spartan Motors, Inc	54,690
80,110	*	Standard Motor Products, Inc	682,537
91,900	*	Tenneco, Inc	1,629,387
25,385		Triumph Group, Inc	1,224,826

		TOTAL TRANSPORTATION EQUIPMENT	23,977,392

TRANSPORTATION SERVICES - 0.29%
16,749	*	Dynamex, Inc	303,157
65,377	*	Hub Group, Inc (Class A)	1,754,065

		TOTAL TRANSPORTATION SERVICES	2,057,222

TRUCKING AND WAREHOUSING - 0.54%
67,000		Heartland Express, Inc	1,023,090
50,129	*	Marten Transport Ltd	899,816
27,814	*	Saia, Inc	412,203
16,900	*	USA Truck, Inc	211,588
64,300		Werner Enterprises, Inc	1,272,497

		TOTAL TRUCKING AND WAREHOUSING	3,819,194

WATER TRANSPORTATION - 0.05%
2,359	*	American Commercial Lines, Inc	43,240
8,632		International Shipholding Corp	268,197
12,900	*	Ultrapetrol Bahamas Ltd	61,404

		TOTAL WATER TRANSPORTATION	372,841

WHOLESALE TRADE-DURABLE GOODS - 1.51%
48,000		Agilysys, Inc	436,800
48,019		Applied Industrial Technologies, Inc	1,059,779
17,052	*	Beacon Roofing Supply, Inc	272,832
11,073		Castle (A.M.) & Co	151,589

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

72,436	*	Insight Enterprises, Inc	$827,219
58,275		Knight Transportation, Inc	1,124,125
23,926	*	MWI Veterinary Supply, Inc	902,010
58,236		Owens & Minor, Inc	2,500,071
154,416	*	PSS World Medical, Inc	3,485,170

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,759,595

WHOLESALE TRADE-NONDURABLE GOODS - 1.68%
32,147		Aceto Corp	165,557
23,036		Andersons, Inc	594,790
60,300	*	BioScrip, Inc	504,108
40,920	*	Clearwater Paper Corp	2,249,372
21,834	*	Core-Mark Holding Co, Inc	719,649
31,727	*	LSB Industries, Inc	447,351
19,800		Men’s Wearhouse, Inc	416,988
73,818		Nu Skin Enterprises, Inc (Class A)	1,983,490
12,277		Spartan Stores, Inc	175,438
26,400	*	Tractor Supply Co	1,398,144
58,212	*	United Stationers, Inc	3,309,352

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,964,239

		TOTAL COMMON STOCKS	711,444,127

		(Cost $662,076,069)

		TOTAL INVESTMENTS - 99.99%	711,444,127
		(Cost $662,076,069)
		OTHER ASSETS AND LIABILITIES, NET - 0.01%	71,119

		NET ASSETS - 100.00%	$711,515,246

		The following abbreviations are used in portfolio descriptions:

	ADR	American Depositary Receipt

	*	Non-income producing

	**	Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.30%

AGRICULTURAL SERVICES - 0.04%
7,559	*	VCA Antech, Inc	$188,370

		TOTAL AGRICULTURAL SERVICES	188,370

AMUSEMENT AND RECREATION SERVICES - 0.14%
30,043	*	Electronic Arts, Inc	533,264
831	*	Warner Music Group Corp	4,703
4,704	*	WMS Industries, Inc	188,160

		TOTAL AMUSEMENT AND RECREATION SERVICES	726,127

APPAREL AND ACCESSORY STORES - 0.94%
3,607		Abercrombie & Fitch Co (Class A)	125,704
5,816	*	Aeropostale, Inc	198,035
15,309		American Eagle Outfitters, Inc	259,947
15,106	*	Chico’s FAS, Inc	212,239
5,340		Foot Locker, Inc	59,488
38,353		Gap, Inc	803,495
25,786	*	Kohl’s Corp	1,390,638
16,670		Limited Brands, Inc	320,731
15,282		Nordstrom, Inc	574,298
11,204		Ross Stores, Inc	478,523
11,655	*	Urban Outfitters, Inc	407,808

		TOTAL APPAREL AND ACCESSORY STORES	4,830,906

APPAREL AND OTHER TEXTILE PRODUCTS - 0.63%
5,534		Guess ?, Inc	234,088
8,005	*	Hanesbrands, Inc	193,001
32,632		Nike, Inc (Class B)	2,155,996
3,217		Phillips-Van Heusen Corp	130,868
4,782		Polo Ralph Lauren Corp (Class A)	387,246
1,858		VF Corp	136,080

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,237,279

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.36%
8,651		Advance Auto Parts	350,192
574	*	Autonation, Inc	10,992
2,698	*	Autozone, Inc	426,473
13,879	*	Carmax, Inc	336,566
5,896	*	Copart, Inc	215,970
12,483	*	O’Reilly Automotive, Inc	475,853
1,269		Penske Auto Group, Inc	19,263

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,835,309

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.35%
11,917		Fastenal Co	496,224
10,422		Home Depot, Inc	301,508
42,614		Lowe’s Cos, Inc	996,742

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,794,474

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 14.40%
3,861		Aaron Rents, Inc	$107,066
29,366	*	Activision Blizzard, Inc	326,256
47,299	*	Adobe Systems, Inc	1,739,657
4,928	*	Affiliated Computer Services, Inc (Class A)	294,152
15,608	*	Akamai Technologies, Inc	395,351
4,781	*	Alliance Data Systems Corp	308,805
2,376	*	Amdocs Ltd	67,787
8,013	*	Ansys, Inc	348,245
14,479	*	Autodesk, Inc	367,911
45,304		Automatic Data Processing, Inc	1,939,917
16,521	*	BMC Software, Inc	662,492
4,554		Brink’s Co	110,844
4,258	*	Brink’s Home Security Holdings, Inc	138,981
27,824		CA, Inc	624,927
21,656	*	Cadence Design Systems, Inc	129,719
5,939	*	Cerner Corp	489,611
16,149	*	Citrix Systems, Inc	671,960
26,382	*	Cognizant Technology Solutions Corp (Class A)	1,195,105
1,046	*	Convergys Corp	11,245
3,050	*	DST Systems, Inc	132,828
23,411	*	eBay, Inc	551,095
9,378		Equifax, Inc	289,686
15,089	*	Expedia, Inc	387,938
7,213	*	F5 Networks, Inc	382,145
3,930		Factset Research Systems, Inc	258,869
18,355		Fidelity National Information Services, Inc	430,241
14,223	*	Fiserv, Inc	689,531
21,628	*	Google, Inc (Class A)	13,408,928
4,132	*	IHS, Inc (Class A)	226,475
3,373		IMS Health, Inc	71,035
1,374		Interactive Data Corp	34,762
28,946	*	Intuit, Inc	888,932
16,137	*	Iron Mountain, Inc	367,278
47,247	*	Juniper Networks, Inc	1,260,077
7,688		Mastercard, Inc (Class A)	1,967,974
14,275	*	McAfee, Inc	579,137
696,042		Microsoft Corp	21,222,322
7,337	*	Monster Worldwide, Inc	127,664
16,923		Moody’s Corp	453,536
14,974	*	NCR Corp	166,661
3,545	*	NetFlix, Inc	195,471
12,861	*	Novell, Inc	53,373
18,688	*	Nuance Communications, Inc	290,412
28,056		Omnicom Group, Inc	1,098,392
345,195		Oracle Corp	8,471,085
17,306	*	Red Hat, Inc	534,755
13,884		Robert Half International, Inc	371,119
9,782	*	Salesforce.com, Inc	721,618
2,709	*	Sohu.com, Inc	155,172
7,289	*	Sybase, Inc	316,343

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

74,144	*	Symantec Corp	$1,326,436
8,174	*	Synopsys, Inc	182,117
10,138		Total System Services, Inc	175,083
17,186	*	VeriSign, Inc	416,589
40,580		Visa, Inc (Class A)	3,549,127
4,579	*	VMware, Inc (Class A)	194,058
4,100	*	WebMD Health Corp (Class A)	157,809
100,290	*	Yahoo!, Inc	1,682,866

		TOTAL BUSINESS SERVICES	73,718,970

CHEMICALS AND ALLIED PRODUCTS - 15.06%
139,572		Abbott Laboratories	7,535,492
662	*	Abraxis Bioscience, Inc	26,844
6,405		Air Products & Chemicals, Inc	519,189
531		Albemarle Corp	19,312
6,034		Alberto-Culver Co	176,736
8,011	*	Alexion Pharmaceuticals, Inc	391,097
91,428	*	Amgen, Inc	5,172,082
1,740		Avery Dennison Corp	63,493
38,554		Avon Products, Inc	1,214,451
26,060	*	Biogen Idec, Inc	1,394,210
9,147	*	BioMarin Pharmaceuticals, Inc	172,055
85,651		Bristol-Myers Squibb Co	2,162,688
13,029		Celanese Corp (Series A)	418,231
41,569	*	Celgene Corp	2,314,562
6,671	*	Cephalon, Inc	416,337
3,679		CF Industries Holdings, Inc	333,980
3,622	*	Charles River Laboratories International, Inc	122,025
6,399		Church & Dwight Co, Inc	386,820
11,040		Clorox Co	673,440
45,116		Colgate-Palmolive Co	3,706,279
10,297	*	Dendreon Corp	270,605
27,380		Du Pont (E.I.) de Nemours & Co	921,885
21,325		Ecolab, Inc	950,669
47,966		Eli Lilly & Co	1,712,866
10,334		Estee Lauder Cos (Class A)	499,752
5,704		FMC Corp	318,055
24,363	*	Genzyme Corp	1,194,031
81,858	*	Gilead Sciences, Inc	3,542,814
14,423	*	Hospira, Inc	735,573
5,316	*	Idexx Laboratories, Inc	284,087
6,648		International Flavors & Fragrances, Inc	273,499
3,447	*	Inverness Medical Innovations, Inc	143,085
14,225	*	Invitrogen Corp	742,972
192,617		Johnson & Johnson	12,406,460
5,532		Lubrizol Corp	403,559
106,589		Merck & Co, Inc	3,894,762
49,287		Monsanto Co	4,029,212
14,288		Mosaic Co	853,422
19,887	*	Mylan Laboratories, Inc	366,517
12,807		Nalco Holding Co	326,707
3,419	*	NBTY, Inc	148,863

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,250	*	OSI Pharmaceuticals, Inc	$162,908
9,524	*	Pactiv Corp	229,909
7,487		Perrigo Co	298,282
27,768		Praxair, Inc	2,230,048
172,416		Procter & Gamble Co	10,453,582
5,569		RPM International, Inc	113,218
4,053		Scotts Miracle-Gro Co (Class A)	159,323
7,795		Sherwin-Williams Co	480,562
10,985		Sigma-Aldrich Corp	555,072
4,152	*	United Therapeutics Corp	218,603
6,106	*	Valeant Pharmaceuticals International	194,110
17,511	*	Vertex Pharmaceuticals, Inc	750,346

		TOTAL CHEMICALS AND ALLIED PRODUCTS	77,084,681

COAL MINING - 0.52%
10,823	*	Alpha Natural Resources, Inc	469,502
16,516		Consol Energy, Inc	822,497
5,850		Massey Energy Co	245,759
24,512		Peabody Energy Corp	1,108,187

		TOTAL COAL MINING	2,645,945

COMMUNICATIONS - 1.10%
35,916	*	American Tower Corp (Class A)	1,551,930
19,341		Comcast Corp (Class A)	326,089
9,660	*	Crown Castle International Corp	377,126
3,868	*	CTC Media, Inc	57,633
41,510	*	DIRECTV	1,384,359
3,525	*	Equinix, Inc	374,179
13,160		Frontier Communications Corp	102,780
7,292		Global Payments, Inc	392,747
3,946	*	IAC/InterActiveCorp	80,814
3,580	*	Leap Wireless International, Inc	62,829
21,957	*	MetroPCS Communications, Inc	167,532
6,792	*	NeuStar, Inc (Class A)	156,488
742	*	NII Holdings, Inc (Class B)	24,916
10,806	*	SBA Communications Corp (Class A)	369,133
18,292		Windstream Corp	201,029

		TOTAL COMMUNICATIONS	5,629,584

DEPOSITORY INSTITUTIONS - 1.21%
22,001		Bank of New York Mellon Corp	615,368
558		BOK Financial Corp	26,516
1,752		Capitol Federal Financial	55,118
2,239		Commerce Bancshares, Inc	86,694
23,268		Hudson City Bancorp, Inc	319,470
21,761		Northern Trust Corp	1,140,276
24,200		State Street Corp	1,053,668
881		TFS Financial Corp	10,695
63,570		Wells Fargo & Co	1,715,755
63,334		Western Union Co	1,193,846

		TOTAL DEPOSITORY INSTITUTIONS	6,217,406

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 2.01%
8,922		Brinker International, Inc	$133,116
9,646		Burger King Holdings, Inc	181,538
2,883	*	Chipotle Mexican Grill, Inc (Class A)	254,165
12,776		Darden Restaurants, Inc	448,054
99,635		McDonald’s Corp	6,221,210
66,460	*	Starbucks Corp	1,532,568
15,851		Wendy’s/Arby’s Group, Inc (Class A)	74,341
41,686		Yum! Brands, Inc	1,457,759

		TOTAL EATING AND DRINKING PLACES	10,302,751

EDUCATIONAL SERVICES - 0.36%
12,162	*	Apollo Group, Inc (Class A)	736,775
6,127	*	Career Education Corp	142,820
5,739		DeVry, Inc	325,573
1,266	*	Education Management Corp	27,865
3,488	*	ITT Educational Services, Inc	334,708
1,198		Strayer Education, Inc	254,563

		TOTAL EDUCATIONAL SERVICES	1,822,304

ELECTRIC, GAS, AND SANITARY SERVICES - 1.26%
49,538	*	AES Corp	659,351
9,123		Allegheny Energy, Inc	214,208
695		American Water Works Co, Inc	15,575
15,426	*	Calpine Corp	169,686
29,572		Centerpoint Energy, Inc	429,090
14,116		Constellation Energy Group, Inc	496,460
1,140		DPL, Inc	31,464
17,627		El Paso Corp	173,273
5,091		Exelon Corp	248,797
4,735		FPL Group, Inc	250,103
1,329		Integrys Energy Group, Inc	55,805
4,812		ITC Holdings Corp	250,657
9,405		NV Energy, Inc	116,434
1,608		Ormat Technologies, Inc	60,847
33,951		PPL Corp	1,096,956
9,689		Republic Services, Inc	274,296
7,609	*	Stericycle, Inc	419,789
4,841	*	Waste Connections, Inc	161,399
39,857		Waste Management, Inc	1,347,564

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,471,754

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.77%
1,731	*	A123 Systems, Inc	38,844
26,940	*	Advanced Micro Devices, Inc	260,779
25,924		Altera Corp	586,660
9,694		Ametek, Inc	370,699
15,469		Amphenol Corp (Class A)	714,358
25,986		Analog Devices, Inc	820,638
80,568	*	Apple Computer, Inc	16,988,569
4,353	*	Avnet, Inc	131,286
853		AVX Corp	10,808

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

44,370	*	Broadcom Corp (Class A)	$1,395,437
1,037	*	Ciena Corp	11,241
520,904	*	Cisco Systems, Inc	12,470,443
9,366	*	Cree, Inc	527,961
12,657	*	Cypress Semiconductor Corp	133,658
4,713	*	Dolby Laboratories, Inc (Class A)	224,951
5,138	*	Energizer Holdings, Inc	314,857
4,596	*	First Solar, Inc	622,298
3,223		Harman International Industries, Inc	113,707
9,362		Harris Corp	445,163
3,593	*	Integrated Device Technology, Inc	23,247
311,207		Intel Corp	6,348,623
2,619	*	International Rectifier Corp	57,932
5,001		Intersil Corp (Class A)	76,715
11,689	*	JDS Uniphase Corp	96,434
20,073		Linear Technology Corp	613,029
41,857	*	Marvell Technology Group Ltd	868,533
23,956		Maxim Integrated Products, Inc	486,307
20,265	*	MEMC Electronic Materials, Inc	276,009
15,327		Microchip Technology, Inc	445,403
14,270	*	Micron Technology, Inc	150,691
1,468		Molex, Inc	31,635
12,092		Motorola, Inc	93,834
21,496		National Semiconductor Corp	330,179
30,014	*	NetApp, Inc	1,032,181
5,120	*	Novellus Systems, Inc	119,501
49,328	*	Nvidia Corp	921,447
38,565	*	ON Semiconductor Corp	339,758
10,643	*	QLogic Corp	200,833
149,467		Qualcomm, Inc	6,914,343
9,857	*	Rambus, Inc	240,511
4,041	*	Silicon Laboratories, Inc	195,342
8,400	*	Sunpower Corp (Class A)	198,912
1,687		Teleflex, Inc	90,912
115,007		Texas Instruments, Inc	2,997,082
1,365	*	Thomas & Betts Corp	48,853
6,393	*	Varian Semiconductor Equipment Associates, Inc	229,381
3,268	*	Vishay Intertechnology, Inc	27,288
24,329		Xilinx, Inc	609,685

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	60,246,957

ENGINEERING AND MANAGEMENT SERVICES - 0.88%
8,748	*	Aecom Technology Corp	240,570
12,736	*	Amylin Pharmaceuticals, Inc	180,724
16,443		Fluor Corp	740,593
6,076	*	Genpact Ltd	90,532
4,266	*	Gen-Probe, Inc	183,011
7,599	*	Hewitt Associates, Inc (Class A)	321,134
11,345	*	Jacobs Engineering Group, Inc	426,685
20,792	*	McDermott International, Inc	499,216
8,415	*	Myriad Genetics, Inc	219,632
28,985		Paychex, Inc	888,101

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

26,459	*	SAIC, Inc	$501,133
6,045	*	Shaw Group, Inc	173,794
881	*	URS Corp	39,222

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,504,347

FABRICATED METAL PRODUCTS - 0.24%
2,881	*	Alliant Techsystems, Inc	254,306
5,283		Ball Corp	273,131
2,087		Crane Co	63,904
13,917	*	Crown Holdings, Inc	355,996
2,245		Pentair, Inc	72,514
1,300		Snap-On, Inc	54,938
1,959		Valmont Industries, Inc	153,684

		TOTAL FABRICATED METAL PRODUCTS	1,228,473

FOOD AND KINDRED PRODUCTS - 4.89%
32,314		Archer Daniels Midland Co	1,011,751
11,641		Campbell Soup Co	393,466
164,329		Coca-Cola Co	9,366,753
24,450		Coca-Cola Enterprises, Inc	518,340
5,870		Flowers Foods, Inc	139,471
12,195		General Mills, Inc	863,528
22,903		H.J. Heinz Co	979,332
6,228	*	Hansen Natural Corp	239,155
7,749		Hershey Co	277,337
570		Hormel Foods Corp	21,917
22,974		Kellogg Co	1,222,217
11,673		McCormick & Co, Inc	421,745
9,794		Mead Johnson Nutrition Co	427,998
895		Molson Coors Brewing Co (Class B)	40,418
10,126		Pepsi Bottling Group, Inc	379,725
140,596		PepsiCo, Inc	8,548,237
15,773		Sara Lee Corp	192,115
740	*	Smithfield Foods, Inc	11,241

		TOTAL FOOD AND KINDRED PRODUCTS	25,054,746

FOOD STORES - 0.27%
49,581		Kroger Co	1,017,897
2,249	*	Panera Bread Co (Class A)	150,616
7,982	*	Whole Foods Market, Inc	219,106

		TOTAL FOOD STORES	1,387,619

FORESTRY - 0.03%
3,333		Rayonier, Inc	140,519

		TOTAL FORESTRY	140,519

FURNITURE AND FIXTURES - 0.10%
2,063		Hill-Rom Holdings, Inc	49,491
2,220	*	Kinetic Concepts, Inc	83,583
9,096		Leggett & Platt, Inc	185,558

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,072		Masco Corp	$208,145

		TOTAL FURNITURE AND FIXTURES	526,777

FURNITURE AND HOME FURNISHINGS STORES - 0.48%
23,378	*	Bed Bath & Beyond, Inc	903,092
30,414		Best Buy Co, Inc	1,200,137
13,193	*	GameStop Corp (Class A)	289,454
1,305		RadioShack Corp	25,448
3,139		Williams-Sonoma, Inc	65,228

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,483,359

GENERAL BUILDING CONTRACTORS - 0.02%
161		KB Home	2,202
1,178		MDC Holdings, Inc	36,565
83	*	NVR, Inc	58,990
2,779	*	Pulte Homes, Inc	27,790

		TOTAL GENERAL BUILDING CONTRACTORS	125,547

GENERAL MERCHANDISE STORES - 3.53%
774	*	Big Lots, Inc	22,431
792	*	BJ’s Wholesale Club, Inc	25,906
39,197		Costco Wholesale Corp	2,319,286
2,025	*	Dollar General Corp	45,421
12,608		Family Dollar Stores, Inc	350,881
67,914		Target Corp	3,285,000
37,324		TJX Companies, Inc	1,364,192
199,658		Wal-Mart Stores, Inc	10,671,720

		TOTAL GENERAL MERCHANDISE STORES	18,084,837

HEALTH SERVICES - 2.02%
24,124		AmerisourceBergen Corp	628,913
4,276	*	Community Health Systems, Inc	152,226
5,868	*	Covance, Inc	320,217
3,491	*	Coventry Health Care, Inc	84,796
9,466	*	DaVita, Inc	556,033
4,930	*	Edwards Lifesciences Corp	428,171
24,783	*	Express Scripts, Inc	2,142,490
21,200	*	Health Management Associates, Inc (Class A)	154,124
9,923	*	Laboratory Corp of America Holdings	742,637
4,910	*	Lincare Holdings, Inc	182,259
11,838		McKesson Corp	739,875
43,564	*	Medco Health Solutions, Inc	2,784,174
4,245		Omnicare, Inc	102,644
1,323	*	Pediatrix Medical Group, Inc	79,526
9,256		Pharmaceutical Product Development, Inc	216,961
13,959		Quest Diagnostics, Inc	842,844
28,156	*	Tenet Healthcare Corp	151,761
550		Universal Health Services, Inc (Class B)	16,775

		TOTAL HEALTH SERVICES	10,326,426

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 1.35%
3,682	*	Affiliated Managers Group, Inc	$247,983
772		Alexandria Real Estate Equities, Inc	49,632
7,001		Digital Realty Trust, Inc	352,010
790		Federal Realty Investment Trust	53,499
10,188		HCP, Inc	311,142
5,645		Health Care REIT, Inc	250,186
66,503		iShares Russell 1000 Growth Index Fund	3,315,174
7,388		Nationwide Health Properties, Inc	259,910
5,314		Plum Creek Timber Co, Inc	200,657
12,138		Public Storage, Inc	988,640
9,419		Simon Property Group, Inc	751,636
4,957		WABCO Holdings, Inc	127,841

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,908,310

HOTELS AND OTHER LODGING PLACES - 0.21%
759		Choice Hotels International, Inc	24,030
2,459	*	Hyatt Hotels Corp	73,303
20,329	*	Las Vegas Sands Corp	303,715
13,168		Marriott International, Inc (Class A)	358,827
7,375	*	MGM Mirage	67,260
2,659		Starwood Hotels & Resorts Worldwide, Inc	97,240
6,710		Wyndham Worldwide Corp	135,341

		TOTAL HOTELS AND OTHER LODGING PLACES	1,059,716

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.35%
62,711		3M Co	5,184,318
13,271	*	Brocade Communications Systems, Inc	101,258
1,456		Bucyrus International, Inc (Class A)	82,075
1,282		Carlisle Cos, Inc	43,921
27,172		Caterpillar, Inc	1,548,533
6,148		Cummins, Inc	281,947
9,768		Deere & Co	528,351
154,705	*	Dell, Inc	2,221,565
5,271		Diebold, Inc	149,960
7,112		Donaldson Co, Inc	302,544
12,269		Dover Corp	510,513
7,302	*	Dresser-Rand Group, Inc	230,816
19,211	*	EMC Corp	335,616
67,864		Emerson Electric Co	2,891,007
5,097		Flowserve Corp	481,819
11,221	*	FMC Technologies, Inc	649,023
2,357		Graco, Inc	67,339
167,163		Hewlett-Packard Co	8,610,567
4,533		IDEX Corp	141,203
119,337		International Business Machines Corp	15,621,214
22,764		International Game Technology	427,280
1,481		ITT Industries, Inc	73,665
8,285		Jabil Circuit, Inc	143,910
33,331		Johnson Controls, Inc	907,936
8,132		Joy Global, Inc	419,530
11,516	*	Lam Research Corp	451,542
4,271		Lennox International, Inc	166,740
7,695	*	Micros Systems, Inc	238,776

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,687		Northrop Grumman Corp	$205,919
10,752		Pall Corp	389,222
27,404		Raytheon Co	1,411,854
9,708	*	SanDisk Corp	281,435
5,080	*	Scientific Games Corp (Class A)	73,914
39,892		Seagate Technology, Inc	725,635
12,686	*	Teradata Corp	398,721
3,378		Toro Co	141,234
11,464	*	Varian Medical Systems, Inc	537,088
18,137	*	Western Digital Corp	800,749
4,884	*	Zebra Technologies Corp (Class A)	138,510

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	47,917,249

INSTRUMENTS AND RELATED PRODUCTS - 4.73%
30,977	*	Agilent Technologies, Inc	962,455
27,499		Allergan, Inc	1,732,712
8,866		Bard (C.R.), Inc	690,661
54,640		Baxter International, Inc	3,206,276
6,263		Beckman Coulter, Inc	409,851
21,633		Becton Dickinson & Co	1,705,978
1,756	*	Bio-Rad Laboratories, Inc (Class A)	169,384
49,032	*	Boston Scientific Corp	441,288
14,507		Danaher Corp	1,090,926
13,606		Dentsply International, Inc	478,523
13,550	*	Flir Systems, Inc	443,356
8,768		Garmin Ltd	269,178
1,910		Hillenbrand, Inc	35,984
2,118	*	Hologic, Inc	30,711
10,908	*	Illumina, Inc	334,330
3,403	*	Intuitive Surgical, Inc	1,032,198
3,257	*	Itron, Inc	220,075
101,084		Medtronic, Inc	4,445,675
3,000	*	Mettler-Toledo International, Inc	314,970
5,074	*	Millipore Corp	367,104
5,233		National Instruments Corp	154,112
2,166		PerkinElmer, Inc	44,598
6,904	*	Resmed, Inc	360,872
1,262		Rockwell Automation, Inc	59,289
14,304		Rockwell Collins, Inc	791,869
7,016		Roper Industries, Inc	367,428
31,280	*	St. Jude Medical, Inc	1,150,478
30,559		Stryker Corp	1,539,257
3,162		Techne Corp	216,787
15,894	*	Teradyne, Inc	170,543
3,126	*	Thermo Electron Corp	149,079
10,972	*	Trimble Navigation Ltd	276,494
8,728	*	Waters Corp	540,787

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,203,228

INSURANCE AGENTS, BROKERS AND SERVICE - 0.12%
8,310		Arthur J. Gallagher & Co	187,058
7,887		Brown & Brown, Inc	141,729

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,227		Marsh & McLennan Cos, Inc	$71,252
6,621	*	Verisk Analytics, Inc	200,485

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	600,524

INSURANCE CARRIERS - 1.11%
8,523		Aetna, Inc	270,179
42,222		Aflac, Inc	1,952,767
3,875	*	American International Group, Inc	116,173
3,323		Axis Capital Holdings Ltd	94,406
1,554		Cigna Corp	54,810
1,028	*	CNA Financial Corp	24,672
1,379		Endurance Specialty Holdings Ltd	51,340
2,128		Erie Indemnity Co (Class A)	83,035
2,847		Fidelity National Title Group, Inc (Class A)	38,321
18,429	*	Genworth Financial, Inc (Class A)	209,169
322		Hanover Insurance Group, Inc	14,306
5,554	*	Humana, Inc	243,765
5,599	*	Leucadia National Corp	133,200
8,362		Lincoln National Corp	208,047
28,057		Principal Financial Group	674,490
6,684	*	Progressive Corp	120,245
21,593		Prudential Financial, Inc	1,074,468
468		Reinsurance Group of America, Inc (Class A)	22,300
1,065		Validus Holdings Ltd	28,691
4,278		W.R. Berkley Corp	105,410
3,210	*	WellPoint, Inc	187,111

		TOTAL INSURANCE CARRIERS	5,706,905

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
1,094	*	Corrections Corp of America	26,858

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	26,858

LEATHER AND LEATHER PRODUCTS - 0.20%
28,681		Coach, Inc	1,047,717

		TOTAL LEATHER AND LEATHER PRODUCTS	1,047,717

LEGAL SERVICES - 0.04%
4,835	*	FTI Consulting, Inc	228,019

		TOTAL LEGAL SERVICES	228,019

METAL MINING - 0.84%
1,158		Cleveland-Cliffs, Inc	53,372
22,572	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,812,306
43,228		Newmont Mining Corp	2,045,117
574		Royal Gold, Inc	27,035
11,715		Southern Copper Corp	385,541

		TOTAL METAL MINING	4,323,371

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
781		Armstrong World Industries, Inc	30,404
6,711		Hasbro, Inc	215,155

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,719	*	Intrepid Potash, Inc	$108,483
25,792		Mattel, Inc	515,324

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	869,366

MISCELLANEOUS RETAIL - 2.50%
29,683	*	Amazon.com, Inc	3,992,957
644		Barnes & Noble, Inc	12,281
40,102		CVS Corp	1,291,685
7,592	*	Dick’s Sporting Goods, Inc	188,813
8,173	*	Dollar Tree, Inc	394,756
4,340	*	Marvel Entertainment, Inc	234,707
3,882		MSC Industrial Direct Co (Class A)	182,454
4,502	*	Office Depot, Inc	29,038
11,552		Petsmart, Inc	308,323
3,886	*	Priceline.com, Inc	849,091
64,603		Staples, Inc	1,588,588
10,248		Tiffany & Co	440,664
89,562		Walgreen Co	3,288,717

		TOTAL MISCELLANEOUS RETAIL	12,802,074

MOTION PICTURES - 0.26%
24,170	*	Discovery Communications, Inc (Class C)	640,988
6,240	*	Macrovision Solutions Corp	198,869
3,397		Regal Entertainment Group (Class A)	49,053
4,732		Scripps Networks Interactive (Class A)	196,378
13,360	*	tw telecom inc (Class A)	228,990

		TOTAL MOTION PICTURES	1,314,278

NONDEPOSITORY INSTITUTIONS - 0.33%
16,969		American Express Co	687,584
2,241	*	AmeriCredit Corp	42,669
11,409		Capital One Financial Corp	437,421
2,534		CapitalSource, Inc	10,060
14,715		GLG Partners, Inc	47,382
8,668		Lender Processing Services, Inc	352,441
8,672	*	SLM Corp	97,733
363		Student Loan Corp	16,905

		TOTAL NONDEPOSITORY INSTITUTIONS	1,692,195

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,523		Compass Minerals International, Inc	102,330

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	102,330

OIL AND GAS EXTRACTION - 1.88%
4,125	*	Atwood Oceanics, Inc	147,881
19,989	*	Cameron International Corp	835,540
2,188	*	CNX Gas Corp	64,590
309	*	Comstock Resources, Inc	12,536
1,197	*	Continental Resources, Inc	51,339
6,159		Diamond Offshore Drilling, Inc	606,169
12,072		Equitable Resources, Inc	530,202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,881		EXCO Resources, Inc	$231,004
2,311	*	Exterran Holdings, Inc	49,571
3,323	*	Forest Oil Corp	73,937
3,168		Helmerich & Payne, Inc	126,340
7,738	*	Mariner Energy, Inc	89,838
5,157	*	Oceaneering International, Inc	301,788
1,890		Patterson-UTI Energy, Inc	29,012
27,168	*	PetroHawk Energy Corp	651,760
6,933	*	Plains Exploration & Production Co	191,767
7,236	*	Pride International, Inc	230,901
10,048	*	Quicksilver Resources, Inc	150,820
2,246		Range Resources Corp	111,963
1,599		Rowan Cos, Inc	36,201
49,055		Schlumberger Ltd	3,192,991
260	*	Seahawk Drilling, Inc	5,860
13,278		Smith International, Inc	360,763
31,034	*	Southwestern Energy Co	1,495,839
1,752		St. Mary Land & Exploration Co	59,988

		TOTAL OIL AND GAS EXTRACTION	9,638,600

PAPER AND ALLIED PRODUCTS - 0.41%
32,545		Kimberly-Clark Corp	2,073,442
1,068		Packaging Corp of America	24,575

		TOTAL PAPER AND ALLIED PRODUCTS	2,098,017

PERSONAL SERVICES - 0.15%
1,957		Cintas Corp	50,980
30,676		H&R Block, Inc	693,891
263		Weight Watchers International, Inc	7,669

		TOTAL PERSONAL SERVICES	752,540

PETROLEUM AND COAL PRODUCTS - 1.64%
480		Ashland, Inc	19,018
113,717	d	Exxon Mobil Corp	7,754,363
8,186		Frontier Oil Corp	98,559
4,178		Holly Corp	107,082
4,299		Tesoro Corp	58,251
4,890		Walter Industries, Inc	368,266

		TOTAL PETROLEUM AND COAL PRODUCTS	8,405,539

PRIMARY METAL INDUSTRIES - 0.42%
41,167		Alcoa, Inc	663,612
831		Hubbell, Inc (Class B)	39,306
12,649		Precision Castparts Corp	1,395,817
1,290		Schnitzer Steel Industries, Inc (Class A)	61,533

		TOTAL PRIMARY METAL INDUSTRIES	2,160,268

PRINTING AND PUBLISHING - 0.37%
4,632		Dun & Bradstreet Corp	390,802
3,854		John Wiley & Sons, Inc (Class A)	161,406
28,403		McGraw-Hill Cos, Inc	951,784

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,873	*	MSCI, Inc (Class A)	$282,161
669		New York Times Co (Class A)	8,269
4,345		R.R. Donnelley & Sons Co	96,763

		TOTAL PRINTING AND PUBLISHING	1,891,185

RAILROAD TRANSPORTATION - 0.37%
3,534	*	Kansas City Southern Industries, Inc	117,647
4,270		Norfolk Southern Corp	223,833
24,174		Union Pacific Corp	1,544,719

		TOTAL RAILROAD TRANSPORTATION	1,886,199

REAL ESTATE - 0.10%
21,010	*	CB Richard Ellis Group, Inc (Class A)	285,105
8,739	*	St. Joe Co	252,470

		TOTAL REAL ESTATE	537,575

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
20,636	*	Goodyear Tire & Rubber Co	290,968
3,713		Newell Rubbermaid, Inc	55,732

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	346,700

SECURITY AND COMMODITY BROKERS - 1.71%
1,875		Ameriprise Financial, Inc	72,788
969		BlackRock, Inc	225,002
8,028		Broadridge Financial Solutions, Inc	181,112
85,750		Charles Schwab Corp	1,613,814
366		CME Group, Inc	122,958
10,345		Eaton Vance Corp	314,591
7,548		Federated Investors, Inc (Class B)	207,570
5,994		Franklin Resources, Inc	631,468
2,819		Goldman Sachs Group, Inc	475,960
1,889		Greenhill & Co, Inc	151,573
6,659	*	IntercontinentalExchange, Inc	747,806
2,736		Invesco Ltd	64,269
340	*	Investment Technology Group, Inc	6,698
13,175		Janus Capital Group, Inc	177,204
8,464	*	Jefferies Group, Inc	200,851
6,612		Lazard Ltd (Class A)	251,058
28,831		Morgan Stanley	853,397
1,611	*	Morningstar, Inc	77,876
5,756	*	Nasdaq Stock Market, Inc	114,084
6,027		NYSE Euronext	152,483
10,785		SEI Investments Co	188,953
23,012		T Rowe Price Group, Inc	1,225,388
24,372	*	TD Ameritrade Holding Corp	472,329
8,038		Waddell & Reed Financial, Inc (Class A)	245,481

		TOTAL SECURITY AND COMMODITY BROKERS	8,774,713

STONE, CLAY, AND GLASS PRODUCTS - 0.64%
119,844		Corning, Inc	2,314,188

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,324		Eagle Materials, Inc	$112,640
12,233		Gentex Corp	218,359
1,511		Martin Marietta Materials, Inc	135,099
3,175	*	Owens Corning, Inc	81,407
12,753	*	Owens-Illinois, Inc	419,191

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,280,884

TOBACCO PRODUCTS - 2.59%
186,731		Altria Group, Inc	3,665,530
13,411		Lorillard, Inc	1,075,965
177,152		Philip Morris International, Inc	8,536,954

		TOTAL TOBACCO PRODUCTS	13,278,449

TRANSPORTATION BY AIR - 0.32%
30,613	*	AMR Corp	236,638
11,707	*	Continental Airlines, Inc (Class B)	209,789
2,536		Copa Holdings S.A. (Class A)	138,136
69,687	*	Delta Air Lines, Inc	793,039
20,876		Southwest Airlines Co	238,613

		TOTAL TRANSPORTATION BY AIR	1,616,215

TRANSPORTATION EQUIPMENT - 2.53%
4,908	*	BE Aerospace, Inc	115,338
5,329		Boeing Co	288,459
596	*	Federal Mogul Corp (Class A)	10,311
3,103		General Dynamics Corp	211,532
11,156		Goodrich Corp	716,773
5,359		Harsco Corp	172,721
67,178		Honeywell International, Inc	2,633,377
28,728		Lockheed Martin Corp	2,164,654
5,826	*	Navistar International Corp	225,175
30,339		Paccar, Inc	1,100,396
2,884	*	Spirit Aerosystems Holdings, Inc (Class A)	57,276
1,524		Thor Industries, Inc	47,854
3,603		TransDigm Group, Inc	171,106
1,009	*	TRW Automotive Holdings Corp	24,095
69,353		United Technologies Corp	4,813,791
4,396		Westinghouse Air Brake Technologies Corp	179,533

		TOTAL TRANSPORTATION EQUIPMENT	12,932,391

TRANSPORTATION SERVICES - 0.34%
15,303		CH Robinson Worldwide, Inc	898,745
19,584		Expeditors International Washington, Inc	680,152
2,194		GATX Corp	63,078
8,700		UTI Worldwide, Inc	124,584

		TOTAL TRANSPORTATION SERVICES	1,766,559

TRUCKING AND WAREHOUSING - 0.79%
1,207		Con-way, Inc	42,136
7,697		J.B. Hunt Transport Services, Inc	248,382
4,586		Landstar System, Inc	177,799

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

62,455		United Parcel Service, Inc (Class B)	$3,583,044

		TOTAL TRUCKING AND WAREHOUSING	4,051,361

WATER TRANSPORTATION - 0.15%
18,424	*	Carnival Corp	583,856
1,037	*	Kirby Corp	36,119
3,449	*	Royal Caribbean Cruises Ltd	87,191
1,699		Teekay Corp	39,434

		TOTAL WATER TRANSPORTATION	746,600

WHOLESALE TRADE-DURABLE GOODS - 0.32%
4,077	*	Arrow Electronics, Inc	120,720
10,063		BorgWarner, Inc	334,293
1,500	*	Emdeon, Inc	22,875
12,398	*	LKQ Corp	242,877
8,903	*	Patterson Cos, Inc	249,106
4,483	*	Talecris Biotherapeutics Holdings Corp	99,836
5,472		W.W. Grainger, Inc	529,854
1,796	*	WESCO International, Inc	48,510

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,648,071

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
5,297		Allscripts Healthcare Solutions, Inc	107,158
6,496		Brown-Forman Corp (Class B)	347,991
16,717	*	Dean Foods Co	301,575
3,130	*	Green Mountain Coffee Roasters, Inc	255,001
7,943	*	Henry Schein, Inc	417,802
5,489		Herbalife Ltd	222,689
53,274		Sysco Corp	1,488,475
6,050		Terra Industries, Inc	194,750
130		Valhi, Inc	1,816

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,337,257

		TOTAL COMMON STOCKS	508,566,730

		(Cost $473,769,689)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
20		Krispy Kreme Doughnuts, Inc	1

		TOTAL EATING AND DRINKING PLACES	1

		TOTAL RIGHTS / WARRANTS	1

		(Cost $0)

		TOTAL INVESTMENTS - 99.30%	508,566,731
		(Cost $473,769,689)
		OTHER ASSETS AND LIABILITIES, NET - 0.70%	3,565,586

		NET ASSETS - 100.00%	$512,132,317

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%

d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $157,723.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.20%

AMUSEMENT AND RECREATION SERVICES - 1.16%
2,953		International Speedway Corp (Class A)	$84,013
6,530	*	Penn National Gaming, Inc	177,485
185,251		Walt Disney Co	5,974,345
5,170	*	Warner Music Group Corp	29,262

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,265,105

APPAREL AND ACCESSORY STORES - 0.12%
4,329		Abercrombie & Fitch Co (Class A)	150,866
1,500	*	Chico’s FAS, Inc	21,075
7,713		Foot Locker, Inc	85,923
5,286		Gap, Inc	110,742
1,732	*	Kohl’s Corp	93,407
9,015		Limited Brands, Inc	173,448

		TOTAL APPAREL AND ACCESSORY STORES	635,461

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
1,624		Phillips-Van Heusen Corp	66,064
227		Polo Ralph Lauren Corp (Class A)	18,382
6,705		VF Corp	491,075

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	575,521

AUTO REPAIR, SERVICES AND PARKING - 0.08%
18,638	*	Hertz Global Holdings, Inc	222,165
5,474		Ryder System, Inc	225,365

		TOTAL AUTO REPAIR, SERVICES AND PARKING	447,530

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,923	*	Autonation, Inc	113,425
6,260	*	Carmax, Inc	151,805
2,177		Penske Auto Group, Inc	33,047

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	298,277

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.25%
154,740		Home Depot, Inc	4,476,628
98,728		Lowe’s Cos, Inc	2,309,248

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,785,876

BUSINESS SERVICES - 1.36%
22,628	*	Activision Blizzard, Inc	251,397
3,644	*	Affiliated Computer Services, Inc (Class A)	217,510
15,970	*	Amdocs Ltd	455,624
7,537	*	Autodesk, Inc	191,515
9,082		CA, Inc	203,982

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	$45,716
14,815	*	Computer Sciences Corp	852,307
24,611	*	Compuware Corp	177,938
7,741	*	Convergys Corp	83,216
525	*	DST Systems, Inc	22,864
83,849	*	eBay, Inc	1,973,804
2,550		Equifax, Inc	78,770
1,652	*	Expedia, Inc	42,473
12,564		Fidelity National Information Services, Inc	294,500
13,580		IMS Health, Inc	285,995
1,622		Interactive Data Corp	41,037
46,777	*	Interpublic Group of Cos, Inc	345,214
5,849	*	Lamar Advertising Co (Class A)	181,845
7,714		Manpower, Inc	421,030
4,701	*	Monster Worldwide, Inc	81,797
20,651	*	Novell, Inc	85,702
1,777	*	Nuance Communications, Inc	27,615
74,123	*	Sun Microsystems, Inc	694,533
4,959	*	Synopsys, Inc	110,487
3,963		Total System Services, Inc	68,441
6,871	*	Yahoo!, Inc	115,295

		TOTAL BUSINESS SERVICES	7,350,607

CHEMICALS AND ALLIED PRODUCTS - 8.52%
13,444		Air Products & Chemicals, Inc	1,089,771
8,628		Albemarle Corp	313,800
1,151		Alberto-Culver Co	33,713
9,238		Avery Dennison Corp	337,095
74,784		Bristol-Myers Squibb Co	1,888,296
6,239		Cabot Corp	163,649
698		CF Industries Holdings, Inc	63,364
2,002	*	Charles River Laboratories International, Inc	67,447
1,416		Clorox Co	86,376
4,765		Cytec Industries, Inc	173,541
108,795		Dow Chemical Co	3,006,006
59,110		Du Pont (E.I.) de Nemours & Co	1,990,234
7,106		Eastman Chemical Co	428,065
47,169		Eli Lilly & Co	1,684,405
1,199		FMC Corp	66,856
29,497	*	Forest Laboratories, Inc	947,149
16,926		Huntsman Corp	191,095
400		International Flavors & Fragrances, Inc	16,456
4,257	*	Inverness Medical Innovations, Inc	176,708
1,837	*	Invitrogen Corp	95,947
60,892		Johnson & Johnson	3,922,054
24,733	*	King Pharmaceuticals, Inc	303,474
772		Lubrizol Corp	56,317
182,789		Merck & Co, Inc	6,679,109
8,125	*	Mylan Laboratories, Inc	149,744
1,538	*	NBTY, Inc	66,965
2,159	*	Pactiv Corp	52,118
788,239		Pfizer, Inc	14,338,066

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,090		PPG Industries, Inc	$941,909
98,328		Procter & Gamble Co	5,961,627
5,469		RPM International, Inc	111,185
1,552		Sherwin-Williams Co	95,681
10,240		Valspar Corp	277,914
10,313	*	Watson Pharmaceuticals, Inc	408,498

		TOTAL CHEMICALS AND ALLIED PRODUCTS	46,184,634

COAL MINING - 0.08%
15,887		Arch Coal, Inc	353,486
1,611		Massey Energy Co	67,678

		TOTAL COAL MINING	421,164

COMMUNICATIONS - 8.00%
10,731	*	AOL, Inc	249,818
576,881		AT&T, Inc	16,169,973
23,395		Cablevision Systems Corp (Class A)	604,059
59,401		CBS Corp (Class B)	834,584
3,101	*	Central European Media Enterprises Ltd (Class A)	73,215
29,015		CenturyTel, Inc	1,050,633
5,846	*	Clearwire Corp (Class A)	39,519
260,008		Comcast Corp (Class A)	4,383,735
18,339	*	Crown Castle International Corp	715,955
50,681	*	DIRECTV	1,690,211
19,790		DISH Network Corp (Class A)	411,038
18,680		Frontier Communications Corp	145,891
5,506	*	IAC/InterActiveCorp	112,763
1,274	*	Leap Wireless International, Inc	22,359
162,085	*	Level 3 Communications, Inc	247,990
26,023	*	Liberty Global, Inc (Class A)	570,164
8,225	*	Liberty Media Corp - Capital (Series A)	196,413
5,155	*	Liberty Media Corp-Starz	237,903
58,682	*	Liberty Media Holding Corp (Interactive A)	636,113
15,353	*	NII Holdings, Inc (Class B)	515,554
143,974		Qwest Communications International, Inc	606,131
278,531	*	Sprint Nextel Corp	1,019,423
9,157		Telephone & Data Systems, Inc	310,605
34,451		Time Warner Cable, Inc	1,425,927
1,331	*	US Cellular Corp	56,448
277,745		Verizon Communications, Inc	9,201,692
53,075	*	Viacom, Inc (Class B)	1,577,920
23,371		Windstream Corp	256,847

		TOTAL COMMUNICATIONS	43,362,883

DEPOSITORY INSTITUTIONS - 11.88%
11,980		Associated Banc-Corp	131,900
8,535		Bancorpsouth, Inc	200,231
845,918		Bank of America Corp	12,739,525
4,682		Bank of Hawaii Corp	220,335
92,934		Bank of New York Mellon Corp	2,599,364
67,134		BB&T Corp	1,703,190
1,212		BOK Financial Corp	57,594

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,485,051		Citigroup, Inc	$4,915,519
4,455		City National Corp	203,148
14,780		Comerica, Inc	437,045
4,059		Commerce Bancshares, Inc	157,164
5,059		Cullen/Frost Bankers, Inc	252,950
77,764		Fifth Third Bancorp	758,199
545		First Citizens Bancshares, Inc (Class A)	89,385
22,511	*	First Horizon National Corp	301,648
18,547		First Niagara Financial Group, Inc	257,989
17,593		Fulton Financial Corp	153,411
20,366		Hudson City Bancorp, Inc	279,625
70,815		Huntington Bancshares, Inc	258,475
367,560		JPMorgan Chase & Co	15,316,226
86,535		Keycorp	480,269
7,458		M&T Bank Corp	498,866
51,729		Marshall & Ilsley Corp	281,923
41,373		New York Community Bancorp, Inc	600,322
33,765		People’s United Financial, Inc	563,876
44,997		PNC Financial Services Group, Inc	2,375,392
59,147		Popular, Inc	133,672
112,943		Regions Financial Corp	597,468
22,547		State Street Corp	981,696
48,779		SunTrust Banks, Inc	989,726
35,293		Synovus Financial Corp	72,351
12,860		TCF Financial Corp	175,153
6,610		TFS Financial Corp	80,245
185,541		US Bancorp	4,176,528
14,952		Valley National Bancorp	211,272
10,571		Washington Federal, Inc	204,443
396,213		Wells Fargo & Co	10,693,789
9,551		Whitney Holding Corp	87,010
6,576		Wilmington Trust Corp	81,148
13,445		Zions Bancorporation	172,499

		TOTAL DEPOSITORY INSTITUTIONS	64,490,571

EATING AND DRINKING PLACES - 0.02%
19,800		Wendy’s/Arby’s Group, Inc (Class A)	92,862

		TOTAL EATING AND DRINKING PLACES	92,862

EDUCATIONAL SERVICES - 0.01%
514	*	Career Education Corp	11,981
830	*	Education Management Corp	18,269

		TOTAL EDUCATIONAL SERVICES	30,250

ELECTRIC, GAS, AND SANITARY SERVICES - 7.51%
13,273	*	AES Corp	176,664
7,273		AGL Resources, Inc	265,246
6,204		Allegheny Energy, Inc	145,670
11,035		Alliant Energy Corp	333,919
23,118		Ameren Corp	646,148
46,625		American Electric Power Co, Inc	1,622,084
5,952		American Water Works Co, Inc	133,384

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,841		Aqua America, Inc	$242,356
9,203		Atmos Energy Corp	270,568
15,604	*	Calpine Corp	171,644
6,090		Centerpoint Energy, Inc	88,366
22,569		CMS Energy Corp	353,431
26,837		Consolidated Edison, Inc	1,219,205
2,674		Constellation Energy Group, Inc	94,045
12,836	*	Covanta Holding Corp	232,203
57,692		Dominion Resources, Inc	2,245,373
9,828		DPL, Inc	271,253
16,032		DTE Energy Co	698,835
125,859		Duke Energy Corp	2,166,033
47,049	*	Dynegy, Inc (Class A)	85,159
31,861		Edison International	1,108,126
49,493		El Paso Corp	486,516
7,088		Energen Corp	331,718
19,176		Entergy Corp	1,569,364
58,815		Exelon Corp	2,874,289
29,809		FirstEnergy Corp	1,384,628
34,909		FPL Group, Inc	1,843,893
13,211		Great Plains Energy, Inc	256,161
8,625		Hawaiian Electric Industries, Inc	180,263
5,980		Integrys Energy Group, Inc	251,100
18,085		MDU Resources Group, Inc	426,806
14,232	*	Mirant Corp	217,323
6,880		National Fuel Gas Co	344,000
27,312		NiSource, Inc	420,059
17,132		Northeast Utilities	441,834
26,180	*	NRG Energy, Inc	618,110
10,142		NSTAR	373,226
13,888		NV Energy, Inc	171,933
9,394		OGE Energy Corp	346,545
10,360		Oneok, Inc	461,745
21,222		Pepco Holdings, Inc	357,591
36,017		PG&E Corp	1,608,159
10,164		Pinnacle West Capital Corp	371,799
27,292		Progress Energy, Inc	1,119,245
49,482		Public Service Enterprise Group, Inc	1,645,277
17,020		Questar Corp	707,521
35,135	*	Reliant Energy, Inc	200,972
21,508		Republic Services, Inc	608,891
11,911		SCANA Corp	448,806
23,889		Sempra Energy	1,337,306
76,511		Southern Co	2,549,347
10,876		Southern Union Co	246,885
21,323		TECO Energy, Inc	345,859
10,593		UGI Corp	256,245
7,925		Vectren Corp	195,589
2,016	*	Waste Connections, Inc	67,213
5,167		Waste Management, Inc	174,696
10,139		Westar Energy, Inc	220,219
56,729		Williams Cos, Inc	1,195,847

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,438		Wisconsin Energy Corp	$569,956
44,556		Xcel Energy, Inc	945,478

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	40,742,126

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.28%
880	*	A123 Systems, Inc	19,747
27,116	*	Advanced Micro Devices, Inc	262,483
46,582	*	Atmel Corp	214,743
9,854	*	Avnet, Inc	297,197
3,639		AVX Corp	46,106
8,766	*	Ciena Corp	95,023
1,600	*	Cypress Semiconductor Corp	16,896
16,192		Eaton Corp	1,030,135
3,711	*	EchoStar Corp (Class A)	74,740
1,106	*	Energizer Holdings, Inc	67,776
12,113	*	Fairchild Semiconductor International, Inc	121,009
1,035,419		General Electric Co	15,665,890
2,840		Harman International Industries, Inc	100,195
3,003		Harris Corp	142,793
12,401	*	Integrated Device Technology, Inc	80,234
209,158		Intel Corp	4,266,823
3,769	*	International Rectifier Corp	83,370
5,687		Intersil Corp (Class A)	87,239
9,820	*	JDS Uniphase Corp	81,015
11,378		L-3 Communications Holdings, Inc	989,317
4,159		Lincoln Electric Holdings, Inc	222,340
63,446	*	LSI Logic Corp	381,310
4,643	*	Marvell Technology Group Ltd	96,342
4,419		Maxim Integrated Products, Inc	89,706
1,549		Microchip Technology, Inc	45,014
68,630	*	Micron Technology, Inc	724,733
11,340		Molex, Inc	244,377
209,804		Motorola, Inc	1,628,079
3,773	*	Novellus Systems, Inc	88,062
21,865	*	PMC - Sierra, Inc	189,351
2,260		Teleflex, Inc	121,791
37,290	*	Tellabs, Inc	211,807
3,531	*	Thomas & Betts Corp	126,374
14,363	*	Vishay Intertechnology, Inc	119,931
7,357		Whirlpool Corp	593,416

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	28,625,364

ENGINEERING AND MANAGEMENT SERVICES - 0.16%
15,555		KBR, Inc	295,545
10,064	*	SAIC, Inc	190,612
1,410	*	Shaw Group, Inc	40,538
7,103	*	URS Corp	316,225

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	842,920

FABRICATED METAL PRODUCTS - 0.81%
6,435		Aptargroup, Inc	229,987
3,406		Ball Corp	176,090

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,007		Commercial Metals Co	$172,260
2,250		Crane Co	68,895
43,890		Illinois Tool Works, Inc	2,106,280
15,920		Parker Hannifin Corp	857,769
6,685		Pentair, Inc	215,926
4,368		Snap-On, Inc	184,592
7,833		Stanley Works	403,478

		TOTAL FABRICATED METAL PRODUCTS	4,415,277

FOOD AND KINDRED PRODUCTS - 3.24%
27,560		Archer Daniels Midland Co	862,904
13,114		Bunge Ltd	837,067
6,532		Campbell Soup Co	220,782
48,440		Coca-Cola Co	2,761,079
4,273		Coca-Cola Enterprises, Inc	90,588
43,731		ConAgra Foods, Inc	1,007,999
19,029	*	Constellation Brands, Inc (Class A)	303,132
7,081		Corn Products International, Inc	206,978
20,254		Del Monte Foods Co	229,680
24,830		Dr Pepper Snapple Group, Inc	702,689
1,189		Flowers Foods, Inc	28,251
18,918		General Mills, Inc	1,339,583
6,127		H.J. Heinz Co	261,991
6,279		Hershey Co	224,725
6,169		Hormel Foods Corp	237,198
11,646		J.M. Smucker Co	719,141
144,003		Kraft Foods, Inc (Class A)	3,914,001
10,000		Mead Johnson Nutrition Co	437,000
11,798		Molson Coors Brewing Co (Class B)	532,798
2,755		Pepsi Bottling Group, Inc	103,313
5,805		PepsiAmericas, Inc	169,854
5,539	*	Ralcorp Holdings, Inc	330,734
16,706		Reynolds American, Inc	884,916
51,095		Sara Lee Corp	622,337
12,398	*	Smithfield Foods, Inc	188,326
29,583		Tyson Foods, Inc (Class A)	362,983

		TOTAL FOOD AND KINDRED PRODUCTS	17,580,049

FOOD STORES - 0.26%
10,528		Kroger Co	216,140
41,652		Safeway, Inc	886,771
21,053		Supervalu, Inc	267,584
1,498	*	Whole Foods Market, Inc	41,120

		TOTAL FOOD STORES	1,411,615

FORESTRY - 0.20%
4,228		Rayonier, Inc	178,252
20,844		Weyerhaeuser Co	899,211

		TOTAL FORESTRY	1,077,463

FURNITURE AND FIXTURES - 0.11%
3,426		Hill-Rom Holdings, Inc	82,190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,181	*	Kinetic Concepts, Inc	$157,415
5,336		Leggett & Platt, Inc	108,854
18,615		Masco Corp	257,073

		TOTAL FURNITURE AND FIXTURES	605,532

FURNITURE AND HOME FURNISHINGS STORES - 0.07%
1,778	*	GameStop Corp (Class A)	39,009
11,194		RadioShack Corp	218,283
5,087		Williams-Sonoma, Inc	105,708

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	363,000

GENERAL BUILDING CONTRACTORS - 0.28%
27,195		DR Horton, Inc	295,610
6,376		KB Home	87,224
14,892		Lennar Corp (Class A)	190,171
2,265		MDC Holdings, Inc	70,306
473	*	NVR, Inc	336,165
29,818	*	Pulte Homes, Inc	298,179
13,449	*	Toll Brothers, Inc	252,976

		TOTAL GENERAL BUILDING CONTRACTORS	1,530,631

GENERAL MERCHANDISE STORES - 0.38%
7,114	*	Big Lots, Inc	206,164
4,768	*	BJ’s Wholesale Club, Inc	155,961
1,090	*	Dollar General Corp	24,449
21,750		JC Penney Co, Inc	578,768
41,608		Macy’s, Inc	697,349
4,884	*	Sears Holdings Corp	407,570

		TOTAL GENERAL MERCHANDISE STORES	2,070,261

HEALTH SERVICES - 0.44%
3,816		AmerisourceBergen Corp	99,483
4,487		Brookdale Senior Living, Inc	81,619
4,750	*	Community Health Systems, Inc	169,100
10,717	*	Coventry Health Care, Inc	260,316
5,242	*	LifePoint Hospitals, Inc	170,417
1,600	*	Lincare Holdings, Inc	59,392
13,534		McKesson Corp	845,874
7,177		Omnicare, Inc	173,540
3,033	*	Pediatrix Medical Group, Inc	182,314
14,322	*	Tenet Healthcare Corp	77,196
8,448		Universal Health Services, Inc (Class B)	257,664

		TOTAL HEALTH SERVICES	2,376,915

HOLDING AND OTHER INVESTMENT OFFICES - 3.70%
3,390		Alexandria Real Estate Equities, Inc	217,943
14,678		AMB Property Corp	375,023
53,224		Annaly Mortgage Management, Inc	923,436
11,001		Apartment Investment & Management Co (Class A)	175,136
7,829		AvalonBay Communities, Inc	642,839
13,552		Boston Properties, Inc	908,933

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,789		Brandywine Realty Trust	$145,795
5,189		BRE Properties, Inc (Class A)	171,652
6,711		Camden Property Trust	284,345
5,668		Corporate Office Properties Trust	207,619
12,100		Douglas Emmett, Inc	172,425
21,898		Duke Realty Corp	266,499
26,783		Equity Residential	904,730
2,882		Essex Property Trust, Inc	241,079
5,032		Federal Realty Investment Trust	340,767
17,542		HCP, Inc	535,733
5,699		Health Care REIT, Inc	252,580
12,089		Hospitality Properties Trust	286,630
60,132		Host Marriott Corp	701,740
23,445		HRPT Properties Trust	151,689
76,100		iShares Russell 1000 Value Index Fund	4,367,379
37,417		Kimco Realty Corp	506,252
11,082		Liberty Property Trust	354,735
9,501		Macerich Co	341,561
7,654		Mack-Cali Realty Corp	264,599
2,757		Nationwide Health Properties, Inc	96,991
10,453		Plum Creek Timber Co, Inc	394,705
46,265		Prologis	633,368
10,628		Realty Income Corp	275,371
8,395		Regency Centers Corp	294,329
12,164		Senior Housing Properties Trust	266,027
13,538		Simon Property Group, Inc	1,080,332
7,672		SL Green Realty Corp	385,441
5,492		Taubman Centers, Inc	197,218
15,250		UDR, Inc	250,710
15,304		Ventas, Inc	669,397
28,686		Virgin Media, Inc	482,785
15,051		Vornado Realty Trust	1,052,667
900		WABCO Holdings, Inc	23,211
10,437		Weingarten Realty Investors	206,548

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,050,219

HOTELS AND OTHER LODGING PLACES - 0.35%
5,394	*	Boyd Gaming Corp	45,148
2,371		Choice Hotels International, Inc	75,066
1,610	*	Hyatt Hotels Corp	47,994
6,474	*	Las Vegas Sands Corp	96,722
15,289		Marriott International, Inc (Class A)	416,625
10,282	*	MGM Mirage	93,772
15,277		Starwood Hotels & Resorts Worldwide, Inc	558,680
9,537		Wyndham Worldwide Corp	192,361
6,553	*	Wynn Resorts Ltd	381,581

		TOTAL HOTELS AND OTHER LODGING PLACES	1,907,949

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.78%
9,406	*	AGCO Corp	304,190
129,982		Applied Materials, Inc	1,811,949
5,925		Black & Decker Corp	384,118

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,537	*	Brocade Communications Systems, Inc	$202,477
5,848		Bucyrus International, Inc (Class A)	329,652
4,622		Carlisle Cos, Inc	158,350
29,422		Caterpillar, Inc	1,676,760
13,226		Cummins, Inc	606,544
31,080		Deere & Co	1,681,117
740		Diebold, Inc	21,053
5,119		Dover Corp	213,002
176,359	*	EMC Corp	3,080,991
5,022		Gardner Denver, Inc	213,686
3,131		Graco, Inc	89,453
52,852		Hewlett-Packard Co	2,722,407
3,236		IDEX Corp	100,801
4,411		International Game Technology	82,794
16,248		ITT Industries, Inc	808,176
9,893		Jabil Circuit, Inc	171,841
29,538		Johnson Controls, Inc	804,615
1,135		Joy Global, Inc	58,555
7,950		Kennametal, Inc	206,064
7,773	*	Lexmark International, Inc (Class A)	201,943
12,320		Manitowoc Co, Inc	122,830
27,867		Northrop Grumman Corp	1,556,372
4,662	*	Oil States International, Inc	183,170
20,241		Pitney Bowes, Inc	460,685
9,038		Raytheon Co	465,638
11,590	*	SanDisk Corp	335,994
4,501		Seagate Technology, Inc	81,873
4,796		SPX Corp	262,341
2,997	*	Teradata Corp	94,196
9,964	*	Terex Corp	197,387
26,430		Textron, Inc	497,148
9,614		Timken Co	227,948
2,324	*	Western Digital Corp	102,605
100	*	Zebra Technologies Corp (Class A)	2,836

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,521,561

INSTRUMENTS AND RELATED PRODUCTS - 1.45%
96,024	*	Boston Scientific Corp	864,216
17,865	*	CareFusion Corp	446,804
4,701		Cooper Cos, Inc	179,202
9,558		Danaher Corp	718,762
1,841		Garmin Ltd	56,519
3,716		Hillenbrand, Inc	70,009
23,247	*	Hologic, Inc	337,082
251	*	Itron, Inc	16,960
16,615		Kla-Tencor Corp	600,798
9,228		PerkinElmer, Inc	190,005
12,603		Rockwell Automation, Inc	592,089
1,142		Roper Industries, Inc	59,807
37,588	*	Thermo Electron Corp	1,792,571
84,559		Xerox Corp	715,369
21,036	*	Zimmer Holdings, Inc	1,243,437

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,883,630

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.62%
27,070		AON Corp	$1,037,864
657		Arthur J. Gallagher & Co	14,789
2,879		Brown & Brown, Inc	51,736
37,446		Hartford Financial Services Group, Inc	870,994
47,260		Marsh & McLennan Cos, Inc	1,043,500
2,400	*	Verisk Analytics, Inc	72,672
770		White Mountains Insurance Group Ltd	256,148

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,347,703

INSURANCE CARRIERS - 5.52%
34,307		Aetna, Inc	1,087,532
559	*	Alleghany Corp	154,284
5,073		Allied World Assurance Holdings Ltd	233,713
52,448		Allstate Corp	1,575,538
7,977		American Financial Group, Inc	199,026
7,176	*	American International Group, Inc	215,136
1,565		American National Insurance Co	186,924
4,753	*	Arch Capital Group Ltd	340,077
8,097		Aspen Insurance Holdings Ltd	206,069
11,769		Assurant, Inc	346,950
9,906		Axis Capital Holdings Ltd	281,429
34,435		Chubb Corp	1,693,513
24,939		Cigna Corp	879,599
14,425		Cincinnati Financial Corp	378,512
1,314	*	CNA Financial Corp	31,536
3,205		Endurance Specialty Holdings Ltd	119,322
876		Erie Indemnity Co (Class A)	34,182
6,149		Everest Re Group Ltd	526,846
19,349		Fidelity National Title Group, Inc (Class A)	260,438
9,977		First American Corp	330,338
27,422	*	Genworth Financial, Inc (Class A)	311,240
4,755		Hanover Insurance Group, Inc	211,265
11,374		HCC Insurance Holdings, Inc	318,131
10,160	*	Health Net, Inc	236,626
10,773	*	Humana, Inc	472,827
11,806	*	Leucadia National Corp	280,865
20,330		Lincoln National Corp	505,810
32,043		Loews Corp	1,164,763
924	*	Markel Corp	314,160
9,421	*	MBIA, Inc	37,496
2,689		Mercury General Corp	105,570
56,428		Metlife, Inc	1,994,730
24,277		Old Republic International Corp	243,741
1,774		OneBeacon Insurance Group Ltd (Class A)	24,446
7,131		PartnerRe Ltd	532,400
59,805	*	Progressive Corp	1,075,892
7,997		Protective Life Corp	132,350
21,866		Prudential Financial, Inc	1,088,052
6,646		Reinsurance Group of America, Inc (Class A)	316,682

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,271		RenaissanceRe Holdings Ltd	$333,304
4,612		Stancorp Financial Group, Inc	184,572
8,288		Torchmark Corp	364,258
2,694		Transatlantic Holdings, Inc	140,384
53,425		Travelers Cos, Inc	2,663,771
116,311		UnitedHealth Group, Inc	3,545,159
4,466		Unitrin, Inc	98,475
32,392		UnumProvident Corp	632,292
8,135		Validus Holdings Ltd	219,157
8,836		W.R. Berkley Corp	217,719
41,641	*	WellPoint, Inc	2,427,254
126		Wesco Financial Corp	43,218
33,457		XL Capital Ltd (Class A)	613,267

		TOTAL INSURANCE CARRIERS	29,930,840

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
9,953	*	Corrections Corp of America	244,346

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	244,346

METAL MINING - 0.38%
11,678		Cleveland-Cliffs, Inc	538,239
15,825	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,270,589
2,328		Royal Gold, Inc	109,649
4,535		Southern Copper Corp	149,247

		TOTAL METAL MINING	2,067,724

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
1,092		Armstrong World Industries, Inc	42,512
4,950		Hasbro, Inc	158,697
373	*	Intrepid Potash, Inc	10,880
8,598		Jarden Corp	265,764
7,250		Mattel, Inc	144,855

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	622,708

MISCELLANEOUS RETAIL - 0.69%
2,660		Barnes & Noble, Inc	50,726
98,933		CVS Corp	3,186,632
23,228	*	Office Depot, Inc	149,821
59,749	*	Rite Aid Corp	90,221
8,340		Signet Jewelers Ltd	222,845
874		Tiffany & Co	37,582

		TOTAL MISCELLANEOUS RETAIL	3,737,827

MOTION PICTURES - 1.31%
2,340	*	Discovery Communications, Inc (Class C)	62,057
7,324	*	DreamWorks Animation SKG, Inc (Class A)	292,594
3,051	*	Macrovision Solutions Corp	97,235
222,614		News Corp (Class A)	3,047,586
3,499		Regal Entertainment Group (Class A)	50,526
3,308		Scripps Networks Interactive (Class A)	137,282
116,987		Time Warner, Inc	3,409,000

		TOTAL MOTION PICTURES	7,096,280

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.14%
81,059		American Express Co	$3,284,511
5,729	*	AmeriCredit Corp	109,080
31,717		Capital One Financial Corp	1,216,030
21,518		CapitalSource, Inc	85,426
68,466		Chimera Investment Corp	265,648
53,181		Discover Financial Services	782,293
35,794	*	SLM Corp	403,398
382		Student Loan Corp	17,790

		TOTAL NONDEPOSITORY INSTITUTIONS	6,164,176

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
1,585		Compass Minerals International, Inc	106,496
12,442		Vulcan Materials Co	655,320

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	761,816

OIL AND GAS EXTRACTION - 7.73%
48,811		Anadarko Petroleum Corp	3,046,783
32,776		Apache Corp	3,381,500
812	*	Atwood Oceanics, Inc	29,110
30,301		Baker Hughes, Inc	1,226,584
28,564		BJ Services Co	531,290
10,137		Cabot Oil & Gas Corp	441,872
2,000	*	Cameron International Corp	83,600
61,225		Chesapeake Energy Corp	1,584,503
8,319		Cimarex Energy Co	440,657
4,350	*	Comstock Resources, Inc	176,480
7,485	*	Concho Resources, Inc	336,077
1,438	*	Continental Resources, Inc	61,676
24,751	*	Denbury Resources, Inc	366,315
43,407		Devon Energy Corp	3,190,415
5,355	*	Encore Acquisition Co	257,147
24,478		EOG Resources, Inc	2,381,709
1,484		EXCO Resources, Inc	31,505
3,026	*	Exterran Holdings, Inc	64,908
7,353	*	Forest Oil Corp	163,604
87,721		Halliburton Co	2,639,525
9,764	*	Helix Energy Solutions Group, Inc	114,727
7,058		Helmerich & Payne, Inc	281,473
39	*	Mariner Energy, Inc	453
27,722	*	Nabors Industries Ltd	606,835
40,890		National Oilwell Varco, Inc	1,802,840
13,052	*	Newfield Exploration Co	629,498
16,954		Noble Energy, Inc	1,207,464
79,257		Occidental Petroleum Corp	6,447,556
12,359		Patterson-UTI Energy, Inc	189,711
11,238		Pioneer Natural Resources Co	541,334
6,535	*	Plains Exploration & Production Co	180,758
8,989	*	Pride International, Inc	286,839
13,233		Range Resources Corp	659,665

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,780		Rowan Cos, Inc	$198,779
63,879		Schlumberger Ltd	4,157,884
1,953	*	SEACOR Holdings, Inc	148,916
612	*	Seahawk Drilling, Inc	13,794
9,789		Smith International, Inc	265,967
4,941		St. Mary Land & Exploration Co	169,180
7,844	*	Superior Energy Services	190,531
5,019		Tidewater, Inc	240,661
3,995	*	Unit Corp	169,788
4,985	*	Whiting Petroleum Corp	356,178
56,684		XTO Energy, Inc	2,637,507

		TOTAL OIL AND GAS EXTRACTION	41,933,598

PAPER AND ALLIED PRODUCTS - 0.58%
10,766		Bemis Co	319,212
3,131		Greif, Inc (Class A)	169,011
42,265		International Paper Co	1,131,857
5,273		Kimberly-Clark Corp	335,943
16,737		MeadWestvaco Corp	479,180
9,506		Packaging Corp of America	218,733
9,928		Sonoco Products Co	290,394
10,790		Temple-Inland, Inc	227,777

		TOTAL PAPER AND ALLIED PRODUCTS	3,172,107

PERSONAL SERVICES - 0.10%
10,613		Cintas Corp	276,469
24,298		Service Corp International	199,001
2,952		Weight Watchers International, Inc	86,080

		TOTAL PERSONAL SERVICES	561,550

PETROLEUM AND COAL PRODUCTS - 9.82%
7,050		Ashland, Inc	279,321
196,011		Chevron Corp	15,090,888
144,861		ConocoPhillips	7,398,052
354,027	d	Exxon Mobil Corp	24,141,102
2,035		Frontier Oil Corp	24,501
28,398		Hess Corp	1,718,079
69,210		Marathon Oil Corp	2,160,736
18,655		Murphy Oil Corp	1,011,101
12,712	*	SandRidge Energy, Inc	119,874
11,714		Sunoco, Inc	305,735
7,406		Tesoro Corp	100,351
55,027		Valero Energy Corp	921,702

		TOTAL PETROLEUM AND COAL PRODUCTS	53,271,442

PIPELINES, EXCEPT NATURAL GAS - 0.24%
63,072		Spectra Energy Corp	1,293,607

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,293,607

PRIMARY METAL INDUSTRIES - 0.91%
10,944		AK Steel Holding Corp	233,654

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

51,162		Alcoa, Inc	$824,731
9,833		Allegheny Technologies, Inc	440,223
4,311		Carpenter Technology Corp	116,181
9,393	*	CommScope, Inc	249,196
5,385	*	General Cable Corp	158,427
4,692		Hubbell, Inc (Class B)	221,932
30,727		Nucor Corp	1,433,415
434		Schnitzer Steel Industries, Inc (Class A)	20,702
21,044		Steel Dynamics, Inc	372,900
8,632		Titanium Metals Corp	108,073
14,017		United States Steel Corp	772,617

		TOTAL PRIMARY METAL INDUSTRIES	4,952,051

PRINTING AND PUBLISHING - 0.21%
23,404		Gannett Co, Inc	347,548
3,228		Meredith Corp	99,584
8,733		New York Times Co (Class A)	107,940
15,321		R.R. Donnelley & Sons Co	341,199
606		Washington Post Co (Class B)	266,398

		TOTAL PRINTING AND PUBLISHING	1,162,669

RAILROAD TRANSPORTATION - 1.41%
25,698		Burlington Northern Santa Fe Corp	2,534,336
38,281		CSX Corp	1,856,245
4,716	*	Kansas City Southern Industries, Inc	156,996
31,225		Norfolk Southern Corp	1,636,815
23,122		Union Pacific Corp	1,477,496

		TOTAL RAILROAD TRANSPORTATION	7,661,888

REAL ESTATE - 0.07%
11,561	*	Forest City Enterprises, Inc (Class A)	136,189
3,975		Jones Lang LaSalle, Inc	240,090

		TOTAL REAL ESTATE	376,279

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
23,327		Newell Rubbermaid, Inc	350,138
15,789		Sealed Air Corp	345,148

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	695,286

SECURITY AND COMMODITY BROKERS - 3.26%
22,976		Ameriprise Financial, Inc	891,928
2,051		BlackRock, Inc	476,242
5,199		Broadridge Financial Solutions, Inc	117,289
6,114		CME Group, Inc	2,053,998
538		Federated Investors, Inc (Class B)	14,795
8,110		Franklin Resources, Inc	854,389
46,174		Goldman Sachs Group, Inc	7,796,019
3,670	*	Interactive Brokers Group, Inc (Class A)	65,032
37,931		Invesco Ltd	890,999
3,580	*	Investment Technology Group, Inc	70,526
2,134		Janus Capital Group, Inc	28,702

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,543	*	Jefferies Group, Inc	$60,345
15,663		Legg Mason, Inc	472,396
102,073		Morgan Stanley	3,021,362
7,793	*	Nasdaq Stock Market, Inc	154,457
18,895		NYSE Euronext	478,044
9,358		Raymond James Financial, Inc	222,440

		TOTAL SECURITY AND COMMODITY BROKERS	17,668,963

SPECIAL TRADE CONTRACTORS - 0.08%
20,335	*	Quanta Services, Inc	423,781

		TOTAL SPECIAL TRADE CONTRACTORS	423,781

STONE, CLAY, AND GLASS PRODUCTS - 0.18%
22,586		Corning, Inc	436,136
2,770		Martin Marietta Materials, Inc	247,666
4,688	*	Owens Corning, Inc	120,200
2,744	*	Owens-Illinois, Inc	90,195
4,483	*	USG Corp	62,986

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	957,183

TEXTILE MILL PRODUCTS - 0.05%
5,652	*	Mohawk Industries, Inc	269,035

		TOTAL TEXTILE MILL PRODUCTS	269,035

TOBACCO PRODUCTS - 0.14%
14,737		Fortune Brands, Inc	636,639
1,776		Lorillard, Inc	142,488

		TOTAL TOBACCO PRODUCTS	779,127

TRANSPORTATION BY AIR - 0.58%
30,452		FedEx Corp	2,541,219
50,757		Southwest Airlines Co	580,153

		TOTAL TRANSPORTATION BY AIR	3,121,372

TRANSPORTATION EQUIPMENT - 2.16%
8,344	*	Autoliv, Inc	361,796
4,675	*	BE Aerospace, Inc	109,863
65,192		Boeing Co	3,528,842
1,308	*	Federal Mogul Corp (Class A)	22,628
305,550	*	Ford Motor Co	3,055,500
30,596		General Dynamics Corp	2,085,729
15,777		Genuine Parts Co	598,895
22,929		Harley-Davidson, Inc	577,811
1,955		Harsco Corp	63,010
8,893		Oshkosh Truck Corp	329,308
2,452		Paccar, Inc	88,934
7,529	*	Spirit Aerosystems Holdings, Inc (Class A)	149,526
1,594		Thor Industries, Inc	50,052
7,580		Trinity Industries, Inc	132,195
3,908	*	TRW Automotive Holdings Corp	93,323
6,884		United Technologies Corp	477,818

		TOTAL TRANSPORTATION EQUIPMENT	11,725,230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.02%
2,420		GATX Corp	$69,575
1,400		UTI Worldwide, Inc	20,048

		TOTAL TRANSPORTATION SERVICES	89,623

TRUCKING AND WAREHOUSING - 0.02%
3,128		Con-way, Inc	109,198

		TOTAL TRUCKING AND WAREHOUSING	109,198

WATER TRANSPORTATION - 0.29%
4,299		Alexander & Baldwin, Inc	147,155
23,391	*	Carnival Corp	741,260
5,291		Frontline Ltd	144,550
4,302	*	Kirby Corp	149,839
2,149		Overseas Shipholding Group, Inc	94,449
9,094	*	Royal Caribbean Cruises Ltd	229,896
2,124		Teekay Corp	49,298

		TOTAL WATER TRANSPORTATION	1,556,447

WHOLESALE TRADE-DURABLE GOODS - 0.20%
7,014	*	Arrow Electronics, Inc	207,685
1,015		BorgWarner, Inc	33,718
600	*	Emdeon, Inc	9,150
16,413	*	Ingram Micro, Inc (Class A)	286,406
6,275		Reliance Steel & Aluminum Co	271,206
4,911	*	Tech Data Corp	229,147
1,962	*	WESCO International, Inc	52,994

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,090,306

WHOLESALE TRADE-NONDURABLE GOODS - 0.39%
8,165		Airgas, Inc	388,654
1,536		Brown-Forman Corp (Class B)	82,284
35,210		Cardinal Health, Inc	1,135,169
5,978	*	Central European Distribution Corp	169,835
11,670	*	Endo Pharmaceuticals Holdings, Inc	239,352
3,330		Terra Industries, Inc	107,193
1,100		Valhi, Inc	15,367

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,137,854

		TOTAL COMMON STOCKS	537,927,269

		(Cost $625,376,470)

RIGHTS / WARRANTS - 0.00%**
COMMUNICATIONS - 0.00%**
5,846		Clearwire Corp	2,338

		TOTAL COMMUNICATIONS	2,338

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

	TOTAL RIGHTS / WARRANTS	$2,338

	(Cost $0)

	TOTAL INVESTMENTS - 99.20%	$537,929,607
	(Cost $625,376,470)
	OTHER ASSETS AND LIABILITIES, NET - 0.80%	4,314,712

	NET ASSETS - 100.00%	$542,244,319

The following abbreviations are used in portfolio descriptions:
REIT	Real Estate Investment Trust

*	Non-income producing
**	Percentage represents less than 0.01%

d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $193,796.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.60%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
5,658	*	Chiquita Brands International, Inc	$102,070
406		Griffin Land & Nurseries, Inc (Class A)	11,827
11,546	*	VCA Antech, Inc	287,726

		TOTAL AGRICULTURAL PRODUCTION-CROPS	401,623

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,783		Cal-Maine Foods, Inc	60,765
45		Seaboard Corp	60,705

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	121,470

AGRICULTURAL SERVICES - 0.00%**
1,229	*	Cadiz, Inc	14,711
1,132		Calavo Growers, Inc	19,244

		TOTAL AGRICULTURAL SERVICES	33,955

AMUSEMENT AND RECREATION SERVICES - 0.64%
7,286	*	Bally Technologies, Inc	300,839
1,228		Churchill Downs, Inc	45,866
2,546		Dover Downs Gaming & Entertainment, Inc	9,624
43,793	*	Electronic Arts, Inc	777,326
4,072		International Speedway Corp (Class A)	115,848
4,461	*	Lakes Entertainment, Inc	11,197
5,452	*	Life Time Fitness, Inc	135,918
10,888	*	Live Nation, Inc	92,657
3,462	*	Multimedia Games, Inc	20,807
9,045	*	Penn National Gaming, Inc	245,843
8,142	*	Pinnacle Entertainment, Inc	73,115
1,944		Speedway Motorsports, Inc	34,253
5,032	*	Ticketmaster	61,491
5,599	*	Town Sports International Holdings, Inc	13,046
249,415		Walt Disney Co	8,043,634
6,874	*	Warner Music Group Corp	38,907
7,021	*	WMS Industries, Inc	280,840
2,876		World Wrestling Entertainment, Inc (Class A)	44,089
3,845	*	Youbet.com, Inc	11,035

		TOTAL AMUSEMENT AND RECREATION SERVICES	10,356,335

APPAREL AND ACCESSORY STORES - 0.64%
11,791		Abercrombie & Fitch Co (Class A)	410,916
9,160	*	Aeropostale, Inc	311,898
6,389	*	American Apparel, Inc	19,806
22,874		American Eagle Outfitters, Inc	388,401
7,822	*	AnnTaylor Stores Corp	106,692
4,038		Bebe Stores, Inc	25,318
5,717		Brown Shoe Co, Inc	56,427

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,412		Buckle, Inc	$99,903
7,460	*	Carter’s, Inc	195,825
3,694		Cato Corp (Class A)	74,102
16,258	*	Charming Shoppes, Inc	105,189
23,752	*	Chico’s FAS, Inc	333,716
3,097	*	Children’s Place Retail Stores, Inc	102,232
4,003		Christopher & Banks Corp	30,503
1,882	*	Citi Trends, Inc	51,981
8,663	*	Collective Brands, Inc	197,257
637	*	Destination Maternity Corp	12,103
7,588	*	Dress Barn, Inc	175,283
1,563	*	DSW, Inc (Class A)	40,450
5,452		Finish Line, Inc (Class A)	68,423
21,117		Foot Locker, Inc	235,243
65,410		Gap, Inc	1,370,340
7,076	*	Hot Topic, Inc	45,003
6,734	*	J Crew Group, Inc	301,279
2,571	*	JOS A Bank Clothiers, Inc	108,470
40,942	*	Kohl’s Corp	2,208,002
35,970		Limited Brands, Inc	692,063
5,630	*	Lululemon Athletica, Inc	169,463
4,007	*	New York & Co, Inc	17,190
22,385		Nordstrom, Inc	841,228
4,421	*	Pacific Sunwear Of California, Inc	17,596
17,178		Ross Stores, Inc	733,672
900	*	Rue21, Inc	25,281
1,107	*	Shoe Carnival, Inc	22,660
4,465		Stage Stores, Inc	55,187
3,242		Talbots, Inc	28,886
4,291	*	Under Armour, Inc (Class A)	117,016
17,398	*	Urban Outfitters, Inc	608,756
14,690	*	Wet Seal, Inc (Class A)	50,681

		TOTAL APPAREL AND ACCESSORY STORES	10,454,441

APPAREL AND OTHER TEXTILE PRODUCTS - 0.41%
1,565		Columbia Sportswear Co	61,098
1,743	*	G-III Apparel Group Ltd	37,771
7,811		Guess ?, Inc	330,405
4,035	*	Gymboree Corp	175,482
12,632	*	Hanesbrands, Inc	304,558
11,558		Jones Apparel Group, Inc	185,621
13,307	*	Liz Claiborne, Inc	74,918
2,540	*	Maidenform Brands, Inc	42,393
48,784		Nike, Inc (Class B)	3,223,159
7,034		Phillips-Van Heusen Corp	286,143
7,459		Polo Ralph Lauren Corp (Class A)	604,030
19,824	*	Quiksilver, Inc	40,044
3,556	*	True Religion Apparel, Inc	65,750
11,991		VF Corp	878,221
6,246	*	Warnaco Group, Inc	263,519

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,573,112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.06%
1,197	*	Amerco, Inc	$59,515
3,131	*	Dollar Thrifty Automotive Group, Inc	80,185
25,032	*	Hertz Global Holdings, Inc	298,381
1,859	*	Midas, Inc	15,709
2,494		Monro Muffler, Inc	83,399
7,479		Ryder System, Inc	307,911
1,015	*	Standard Parking Corp	16,118
5,199	*	Wright Express Corp	165,640

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,026,858

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
12,900		Advance Auto Parts	522,192
1,347	*	America’s Car-Mart, Inc	35,467
4,858	*	Asbury Automotive Group, Inc	56,013
9,884	*	Autonation, Inc	189,279
3,914	*	Autozone, Inc	618,686
29,893	*	Carmax, Inc	724,904
9,068	*	Copart, Inc	332,161
2,885	*	Lithia Motors, Inc (Class A)	23,715
18,388	*	O’Reilly Automotive, Inc	700,950
5,092		Penske Auto Group, Inc	77,297
4,447	*	Rush Enterprises, Inc (Class A)	52,875
4,636		Sonic Automotive, Inc (Class A)	48,168

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,381,707

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.75%
2,920	*	Builders FirstSource, Inc	11,242
17,918		Fastenal Co	746,106
227,562		Home Depot, Inc	6,583,369
198,940		Lowe’s Cos, Inc	4,653,207
2,023	*	Lumber Liquidators, Inc	54,216

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,048,140

BUSINESS SERVICES - 8.31%
51,875	*	3Com Corp	389,063
2,306	*	3D Systems Corp	26,058
6,566		Aaron Rents, Inc	182,075
6,223		ABM Industries, Inc	128,567
4,220	*	Acacia Research (Acacia Technologies)	38,444
5,152	*	ACI Worldwide, Inc	88,357
5,931	*	ActivIdentity Corp	13,938
75,735	*	Activision Blizzard, Inc	841,416
5,201	*	Actuate Corp	22,260
8,820	*	Acxiom Corp	118,364
2,891		Administaff, Inc	68,199
70,715	*	Adobe Systems, Inc	2,600,898
2,177	*	Advent Software, Inc	88,669
12,335	*	Affiliated Computer Services, Inc (Class A)	736,276
6,890		Aircastle Ltd	67,867
23,408	*	Akamai Technologies, Inc	592,925
7,200	*	Alliance Data Systems Corp	465,048

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,235	*	Amdocs Ltd	$748,485
5,019	*	American Reprographics Co	35,183
2,477	*	American Software, Inc (Class A)	14,862
4,375	*	AMICAS, Inc	23,800
4,551	*	AMN Healthcare Services, Inc	41,232
11,877	*	Ansys, Inc	516,174
3,422	*	APAC Customer Services, Inc	20,395
3,587		Arbitron, Inc	84,008
2,593	*	ArcSight, Inc	66,329
11,758	*	Ariba, Inc	147,210
17,423	*	Art Technology Group, Inc	78,578
1,920	*	Asset Acceptance Capital Corp	13,018
4,600	*	athenahealth, Inc	208,104
30,931	*	Autodesk, Inc	785,957
67,506		Automatic Data Processing, Inc	2,890,607
14,066	*	Avis Budget Group, Inc	184,546
1,044		Barrett Business Services, Inc	12,831
6,174		BGC Partners, Inc (Class A)	28,524
6,143		Blackbaud, Inc	145,159
4,349	*	Blackboard, Inc	197,401
5,348	*	Blue Coat Systems, Inc	152,632
25,061	*	BMC Software, Inc	1,004,946
3,261	*	Bottomline Technologies, Inc	57,296
12,010	*	BPZ Energy, Inc	114,095
6,283		Brady Corp (Class A)	188,553
6,282		Brink’s Co	152,904
6,283	*	Brink’s Home Security Holdings, Inc	205,077
53,231		CA, Inc	1,195,568
4,118	*	CACI International, Inc (Class A)	201,164
35,270	*	Cadence Design Systems, Inc	211,267
1,307	*	CAI International, Inc	11,802
3,314	*	Callidus Software, Inc	10,008
1,748	*	Capella Education Co	131,624
4,958	*	Cavium Networks, Inc	118,149
5,729	*	CBIZ, Inc	44,113
9,095	*	Cerner Corp	749,792
3,010	*	Chordiant Software, Inc	8,278
8,966	*	Ciber, Inc	30,933
24,531	*	Citrix Systems, Inc	1,020,735
5,955	*	Clear Channel Outdoor Holdings, Inc (Class A)	61,872
1,190	*	Clinical Data, Inc	21,729
5,861	*	Cogent Communications Group, Inc	57,789
5,264	*	Cogent, Inc	54,693
5,105		Cognex Corp	90,461
39,600	*	Cognizant Technology Solutions Corp (Class A)	1,793,880
5,497	*	Commvault Systems, Inc	130,224
2,725		Compass Diversified Trust	34,771
2,786	*	Compellent Technologies, Inc	63,186
1,794		Computer Programs & Systems, Inc	82,614
20,529	*	Computer Sciences Corp	1,181,033
1,871	*	Computer Task Group, Inc	14,987
32,383	*	Compuware Corp	234,129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,291	*	COMSYS IT Partners, Inc	$11,477
5,385	*	Concur Technologies, Inc	230,209
3,121	*	Constant Contact, Inc	49,936
13,147	*	Convergys Corp	141,330
2,709	*	CoStar Group, Inc	113,155
4,368	*	CSG Systems International, Inc	83,385
9,367	*	Cybersource Corp	188,370
4,697	*	DealerTrack Holdings, Inc	88,257
3,070	*	Deltek, Inc	23,885
6,839		Deluxe Corp	101,149
2,577	*	Dice Holdings, Inc	16,879
5,095	*	Digital River, Inc	137,514
3,290	*	DivX, Inc	18,556
1,756	*	Double-Take Software, Inc	17,542
5,272	*	DST Systems, Inc	229,596
1,140	*	Dynamics Research Corp	12,095
3,452	*	DynCorp International, Inc (Class A)	49,536
14,721		Earthlink, Inc	122,332
150,945	*	eBay, Inc	3,553,245
901	*	Ebix, Inc	43,996
4,143	*	Echelon Corp	47,893
7,488	*	Eclipsys Corp	138,678
1,833		Electro Rent Corp	21,153
6,726	*	Electronics for Imaging, Inc	87,505
892	*	eLoyalty Corp	6,128
6,019	*	Epicor Software Corp	45,865
4,863	*	EPIQ Systems, Inc	68,033
17,100		Equifax, Inc	528,219
11,329	*	Evergreen Energy, Inc	3,886
2,092	*	ExlService Holdings, Inc	37,991
24,897	*	Expedia, Inc	640,102
10,645	*	F5 Networks, Inc	563,972
5,665		Factset Research Systems, Inc	373,154
6,536		Fair Isaac Corp	139,282
4,355	*	FalconStor Software, Inc	17,681
44,644		Fidelity National Information Services, Inc	1,046,455
21,084	*	Fiserv, Inc	1,022,152
2,430	*	Forrester Research, Inc	63,059
7,691	*	Gartner, Inc	138,746
4,486	*	Global Cash Access, Inc	33,600
1,775	*	Global Sources Ltd	11,094
32,252	*	Google, Inc (Class A)	19,995,595
2,089	*	GSE Systems, Inc	11,448
3,588	*	H&E Equipment Services, Inc	37,638
4,601	*	Hackett Group, Inc	12,791
6,074		Healthcare Services Group	130,348
4,854		Heartland Payment Systems, Inc	63,733
755	*	HeartWare International, Inc	26,780
2,279		Heidrick & Struggles International, Inc	71,196
3,514	*	HMS Holdings Corp	171,097
2,111	*	i2 Technologies, Inc	40,362
556	*	ICT Group, Inc	9,079

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,072		iGate Corp	$30,720
6,494	*	IHS, Inc (Class A)	355,936
1,050		Imergent, Inc	6,374
24,348		IMS Health, Inc	512,769
3,451		infoGROUP, Inc	27,677
11,869	*	Informatica Corp	306,932
4,538	*	Infospace, Inc	38,891
3,531	*	Innerworkings, Inc	20,833
2,887	*	Innodata Isogen, Inc	15,994
2,229	*	Integral Systems, Inc	19,303
4,911		Interactive Data Corp	124,248
1,357	*	Interactive Intelligence, Inc	25,023
7,358	*	Internap Network Services Corp	34,583
3,584	*	Internet Brands, Inc (Class A)	28,063
4,866	*	Internet Capital Group, Inc	32,359
64,067	*	Interpublic Group of Cos, Inc	472,814
43,115	*	Intuit, Inc	1,324,062
4,301	*	inVentiv Health, Inc	69,547
6,252		Ipass, Inc	6,502
24,429	*	Iron Mountain, Inc	556,004
11,433		Jack Henry & Associates, Inc	264,331
3,401	*	JDA Software Group, Inc	86,623
70,593	*	Juniper Networks, Inc	1,882,715
3,451		Kelly Services, Inc (Class A)	41,170
2,518	*	Kenexa Corp	32,860
1,540		Keynote Systems, Inc	16,801
3,835	*	Kforce, Inc	47,938
3,834	*	Knot, Inc	38,608
6,410	*	Korn/Ferry International	105,765
7,674	*	Lamar Advertising Co (Class A)	238,585
17,847	*	Lawson Software, Inc	118,683
6,364	*	Limelight Networks, Inc	25,011
7,576	*	Lionbridge Technologies	17,425
1,553	*	Liquidity Services, Inc	15,639
5,298	*	Liveperson, Inc	36,927
970	*	LogMeIn, Inc	19,352
3,886	*	Manhattan Associates, Inc	93,381
10,617		Manpower, Inc	579,476
3,034	*	Mantech International Corp (Class A)	146,482
4,509		Marchex, Inc (Class B)	22,906
11,458		Mastercard, Inc (Class A)	2,933,018
21,062	*	McAfee, Inc	854,485
970	*	Medidata Solutions, Inc	15,132
12,324	*	Mentor Graphics Corp	108,821
1,037,955		Microsoft Corp	31,647,247
1,240	*	MicroStrategy, Inc (Class A)	116,585
5,701	*	ModusLink Global Solutions, Inc	53,646
10,660	*	MoneyGram International, Inc	30,701
2,915	*	Monotype Imaging Holdings, Inc	26,322
16,885	*	Monster Worldwide, Inc	293,799
25,472		Moody’s Corp	682,650
21,523	*	Move, Inc	35,728

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,468	*	MPS Group, Inc	$171,310
739	*	NCI, Inc (Class A)	20,433
21,505	*	NCR Corp	239,351
3,723	*	Ness Technologies, Inc	18,243
5,481	*	NetFlix, Inc	302,222
3,378	*	Netscout Systems, Inc	49,454
2,232	*	NetSuite, Inc	35,667
3,837	*	Network Equipment Technologies, Inc	15,540
7,146		NIC, Inc	65,314
44,773	*	Novell, Inc	185,808
30,782	*	Nuance Communications, Inc	478,352
42,133		Omnicom Group, Inc	1,649,506
5,352	*	On Assignment, Inc	38,267
2,235	*	Online Resources Corp	11,756
404	*	OpenTable, Inc	10,286
1,902		Opnet Technologies, Inc	23,185
514,911		Oracle Corp	12,635,916
15,829	*	Parametric Technology Corp	258,646
2,257		PC-Tel, Inc	13,361
2,077		Pegasystems, Inc	70,618
3,115	*	Perficient, Inc	26,259
2,058	*	Pervasive Software, Inc	9,920
5,720	*	Phase Forward, Inc	87,802
3,088	*	Phoenix Technologies Ltd	8,492
1,918	*	Portfolio Recovery Associates, Inc	86,080
7,736	*	Premiere Global Services, Inc	63,822
5,631	*	Progress Software Corp	164,482
2,488	*	PROS Holdings, Inc	25,751
1,629		QAD, Inc	9,953
3,245		Quality Systems, Inc	203,754
8,582	*	Quest Software, Inc	157,909
9,144	*	Rackspace Hosting, Inc	190,652
3,564	*	Radiant Systems, Inc	37,066
3,069	*	Radisys Corp	29,309
9,251	*	Raser Technologies, Inc	11,471
10,668	*	RealNetworks, Inc	39,578
25,623	*	Red Hat, Inc	791,751
905		Renaissance Learning, Inc	10,281
9,115	*	Rent-A-Center, Inc	161,518
859		Rewards Network, Inc	10,858
3,111	*	RightNow Technologies, Inc	54,038
2,823	*	Riskmetrics Group Inc	44,914
20,690		Robert Half International, Inc	553,044
6,009		Rollins, Inc	115,854
813	*	Rosetta Stone, Inc	14,593
6,393	*	RSC Holdings, Inc	45,007
6,583	*	S1 Corp	42,921
3,078	*	Saba Software, Inc	12,743
14,711	*	Salesforce.com, Inc	1,085,230
11,021	*	Sapient Corp	91,144
4,115	*	Smith Micro Software, Inc	37,611
4,122	*	Sohu.com, Inc	236,108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,544	*	SolarWinds, Inc	$35,527
7,200	*	SonicWALL, Inc	54,792
26,166	*	Sonus Networks, Inc	55,210
9,227		Sotheby’s (Class A)	207,423
2,848	*	Sourcefire, Inc	76,184
7,305	*	Spherion Corp	41,054
5,852	*	SRA International, Inc (Class A)	111,773
1,632	*	StarTek, Inc	12,207
2,680	*	Stratasys, Inc	46,310
6,182	*	SuccessFactors, Inc	102,498
101,416	*	Sun Microsystems, Inc	950,268
5,101	*	SupportSoft, Inc	13,467
11,264	*	Sybase, Inc	488,858
4,713	*	SYKES Enterprises, Inc	120,040
111,287	*	Symantec Corp	1,990,924
2,979	*	Synchronoss Technologies, Inc	47,098
2,575	*	SYNNEX Corp	78,950
19,532	*	Synopsys, Inc	435,173
1,754		Syntel, Inc	66,705
10,406		Take-Two Interactive Software, Inc	104,580
1,727		TAL International Group, Inc	22,848
5,256	*	Taleo Corp (Class A)	123,621
1,516	*	TechTarget, Inc	8,535
4,814	*	TeleTech Holdings, Inc	96,424
1,091		Textainer Group Holdings Ltd	18,438
8,859	*	THQ, Inc	44,649
24,103	*	TIBCO Software, Inc	232,112
2,223	*	Tier Technologies, Inc	17,784
3,251	*	TNS, Inc	83,518
21,958		Total System Services, Inc	379,215
3,576	*	TradeStation Group, Inc	28,215
740	*	Travelzoo, Inc	9,095
5,640	*	TrueBlue, Inc	83,528
3,297	*	Ultimate Software Group, Inc	96,833
1,952	*	Unica Corp	15,128
5,726	*	Unisys Corp	220,795
10,775		United Online, Inc	77,472
8,678	*	United Rentals, Inc	85,131
11,643	*	Valueclick, Inc	117,827
3,329	*	Vasco Data Security International	20,873
26,125	*	VeriSign, Inc	633,270
3,315		Viad Corp	68,388
1,678	*	Virtusa Corp	15,203
60,342		Visa, Inc (Class A)	5,277,511
6,884	*	VMware, Inc (Class A)	291,744
1,826	*	Vocus, Inc	32,868
1,051	*	Volt Information Sciences, Inc	10,510
7,380	*	WebMD Health Corp (Class A)	284,056
5,920	*	Websense, Inc	103,363
3,067	*	Website Pros, Inc	20,028
160,310	*	Yahoo!, Inc	2,690,002

		TOTAL BUSINESS SERVICES	134,616,911

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

CHEMICALS AND ALLIED PRODUCTS - 11.61%
207,847		Abbott Laboratories	$11,221,659
936	*	Abraxis Bioscience, Inc	37,955
5,146	*	Acorda Therapeutics, Inc	129,782
1,501	*	Acura Pharmaceuticals, Inc	8,000
5,174	*	Adolor Corp	7,554
28,329		Air Products & Chemicals, Inc	2,296,348
2,549	*	Albany Molecular Research, Inc	23,145
12,396		Albemarle Corp	450,843
11,572		Alberto-Culver Co	338,944
11,910	*	Alexion Pharmaceuticals, Inc	581,446
12,096	*	Alkermes, Inc	113,823
9,417	*	Allos Therapeutics, Inc	61,870
4,819	*	Alnylam Pharmaceuticals, Inc	84,911
2,208	*	AMAG Pharmaceuticals, Inc	83,970
6,983	*	American Oriental Bioengineering, Inc	32,471
3,548		American Vanguard Corp	29,448
136,210	*	Amgen, Inc	7,705,400
1,953	*	Amicus Therapeutics, Inc	7,753
3,345		Arch Chemicals, Inc	103,294
1,822	*	Ardea Biosciences, Inc	25,508
10,496	*	Arena Pharmaceuticals, Inc	37,261
5,311	*	Arqule, Inc	19,598
6,496	*	Array Biopharma, Inc	18,254
2,627	*	ARYx Therapeutics, Inc	8,433
6,188	*	Auxilium Pharmaceuticals, Inc	185,516
8,010	*	AVANIR Pharmaceuticals, Inc	15,219
15,097		Avery Dennison Corp	550,890
10,080	*	AVI BioPharma, Inc	14,717
57,878		Avon Products, Inc	1,823,157
3,051		Balchem Corp	102,239
3,536	*	BioCryst Pharmaceuticals, Inc	22,843
1,225	*	Biodel, Inc	5,317
1,178	*	BioDelivery Sciences International, Inc	4,630
39,106	*	Biogen Idec, Inc	2,092,171
13,383	*	BioMarin Pharmaceuticals, Inc	251,734
1,263	*	BioMimetic Therapeutics, Inc	15,068
489	*	Biospecifics Technologies Corp	14,352
231,332		Bristol-Myers Squibb Co	5,841,132
8,864		Cabot Corp	232,503
4,144	*	Cadence Pharmaceuticals, Inc	40,072
7,935	*	Calgon Carbon Corp	110,297
2,815	*	Cambrex Corp	15,708
1,551	*	Caraco Pharmaceutical Laboratories Ltd	9,368
1,227	*	Cardiovascular Systems, Inc	5,632
19,218		Celanese Corp (Series A)	616,898
62,160	*	Celgene Corp	3,461,069
72,557	*	Cell Therapeutics, Inc	82,715
1,712	*	Celldex Therapeutics, Inc	8,012
10,002	*	Cephalon, Inc	624,225
6,561		CF Industries Holdings, Inc	595,608

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,007	*	Charles River Laboratories International, Inc	$303,446
783		Chase Corp	9,247
2,691	*	Chattem, Inc	251,070
5,590	*	Chelsea Therapeutics International, Inc	15,093
1,510	*	China Green Agriculture, Inc	22,197
5,493	*	China Precision Steel, Inc	11,261
1,294	*	China-Biotics, Inc	20,018
9,161		Church & Dwight Co, Inc	553,782
18,524		Clorox Co	1,129,964
67,152		Colgate-Palmolive Co	5,516,537
859	*	Cornerstone Therapeutics, Inc	5,240
7,974	*	Cubist Pharmaceuticals, Inc	151,267
1,050	*	Cumberland Pharmaceuticals, Inc	14,270
8,112	*	Curis, Inc	26,364
5,131	*	Cypress Bioscience, Inc	29,555
6,394		Cytec Industries, Inc	232,869
5,699	*	Cytokinetics, Inc	16,584
3,908	*	Cytori Therapeutics, Inc	23,839
15,446	*	Dendreon Corp	405,921
22,234	*	Discovery Laboratories, Inc	13,974
150,178		Dow Chemical Co	4,149,417
121,978		Du Pont (E.I.) de Nemours & Co	4,106,998
10,480	*	Durect Corp	25,886
9,723		Eastman Chemical Co	585,714
32,052		Ecolab, Inc	1,428,877
136,813		Eli Lilly & Co	4,885,592
3,346	*	Elizabeth Arden, Inc	48,316
2,563	*	Emergent Biosolutions, Inc	34,831
5,926	*	Enzon Pharmaceuticals, Inc	62,401
15,045		Estee Lauder Cos (Class A)	727,576
3,277	*	Facet Biotech Corp	57,610
1,969	*	Female Health Co	9,313
11,639		Ferro Corp	95,905
9,846		FMC Corp	549,013
40,885	*	Forest Laboratories, Inc	1,312,817
36,565	*	Genzyme Corp	1,792,051
11,068	*	Geron Corp	61,427
122,389	*	Gilead Sciences, Inc	5,296,995
3,264	*	GTx, Inc	13,709
6,497		H.B. Fuller Co	147,807
8,194	*	Halozyme Therapeutics, Inc	48,099
1,153		Hawkins, Inc	25,170
14,640	*	Hemispherx Biopharma, Inc	8,198
1,040	*	Hi-Tech Pharmacal Co, Inc	29,172
21,745	*	Hospira, Inc	1,108,995
24,501	*	Human Genome Sciences, Inc	749,731
21,937		Huntsman Corp	247,669
3,187		ICO, Inc	23,297
2,716	*	Idenix Pharmaceuticals, Inc	5,839
2,334	*	Idera Pharmaceuticals, Inc	12,067
7,988	*	Idexx Laboratories, Inc	426,879
9,682	*	Immucor, Inc	195,964

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,517	*	Immunogen, Inc	$51,224
7,933	*	Impax Laboratories, Inc	107,889
2,604		Innophos Holdings, Inc	59,866
3,103		Innospec, Inc	31,309
8,043	*	Inspire Pharmaceuticals, Inc	44,397
1,894		Inter Parfums, Inc	23,050
4,993	*	InterMune, Inc	65,109
10,665		International Flavors & Fragrances, Inc	438,758
10,965	*	Inverness Medical Innovations, Inc	455,157
23,672	*	Invitrogen Corp	1,236,389
12,481	*	Javelin Pharmaceuticals, Inc	16,225
371,266		Johnson & Johnson	23,913,242
2,147		Kaiser Aluminum Corp	89,358
33,208	*	King Pharmaceuticals, Inc	407,462
2,659		Koppers Holdings, Inc	80,940
4,385	*	KV Pharmaceutical Co (Class A)	16,093
3,337	*	Landec Corp	20,823
1,247	*	Lannett Co, Inc	7,370
14,867	*	Ligand Pharmaceuticals, Inc (Class B)	32,261
9,140		Lubrizol Corp	666,763
1,410		Mannatech, Inc	4,399
7,628	*	MannKind Corp	66,821
1,008	*	MAP Pharmaceuticals, Inc	9,606
4,541		Martek Biosciences Corp	86,007
6,842	*	Medicines Co	57,062
8,077		Medicis Pharmaceutical Corp (Class A)	218,483
1,637	*	Medifast, Inc	50,059
4,022	*	Medivation, Inc	151,428
410,911		Merck & Co, Inc	15,014,687
5,503		Meridian Bioscience, Inc	118,590
7,436	*	Micromet, Inc	49,524
2,431		Minerals Technologies, Inc	132,417
2,680	*	Molecular Insight Pharmaceuticals, Inc	6,030
5,245	*	Momenta Pharmaceuticals, Inc	66,139
73,671		Monsanto Co	6,022,603
21,323		Mosaic Co	1,273,623
41,360	*	Mylan Laboratories, Inc	762,265
3,069	*	Myriad Pharmaceuticals, Inc	15,437
5,947	*	Nabi Biopharmaceuticals	29,140
18,492		Nalco Holding Co	471,731
1,874	*	Nanosphere, Inc	12,069
7,293	*	NBTY, Inc	317,537
4,035	*	Neurocrine Biosciences, Inc	10,975
1,954	*	NeurogesX, Inc	15,065
1,332		NewMarket Corp	152,874
2,057		NL Industries, Inc	14,276
9,347	*	Novavax, Inc	24,863
5,344	*	NPS Pharmaceuticals, Inc	18,170
1,366	*	Nutraceutical International Corp	16,897
2,003	*	Obagi Medical Products, Inc	24,036
10,431		Olin Corp	182,751
3,948	*	OM Group, Inc	123,928

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,497	*	Omnova Solutions, Inc	$33,697
509	*	OncoGenex Pharmaceutical, Inc	11,341
8,436	*	Onyx Pharmaceuticals, Inc	247,512
5,848	*	Opko Health, Inc	10,702
4,183	*	Optimer Pharmaceuticals, Inc	47,184
6,133	*	OraSure Technologies, Inc	31,156
4,654	*	Orexigen Therapeutics, Inc	34,626
7,904	*	OSI Pharmaceuticals, Inc	245,261
2,607	*	Osiris Therapeutics, Inc	18,614
3,704	*	OXiGENE, Inc	4,223
17,651	*	Pactiv Corp	426,095
3,449	*	Pain Therapeutics, Inc	18,487
5,145	*	Par Pharmaceutical Cos, Inc	139,224
7,700	*	Parexel International Corp	108,570
16,402		PDL BioPharma, Inc	112,518
10,793		Perrigo Co	429,993
3,274		PetMed Express, Inc	57,721
1,086,103		Pfizer, Inc	19,756,213
2,731	*	Pharmasset, Inc	56,532
4,304	*	PharMerica Corp	68,348
10,531	*	PolyOne Corp	78,667
5,536	*	Poniard Pharmaceuticals, Inc	10,131
4,262	*	Pozen, Inc	25,529
22,298		PPG Industries, Inc	1,305,324
41,523		Praxair, Inc	3,334,711
3,726	*	Prestige Brands Holdings, Inc	29,286
392,264		Procter & Gamble Co	23,782,965
4,070	*	Progenics Pharmaceuticals, Inc	18,071
5,355	*	Protalix BioTherapeutics, Inc	35,450
8,633	*	Questcor Pharmaceuticals, Inc	41,007
2,846	*	Quidel Corp	39,218
1,147	*	Repros Therapeutics, Inc	914
2,821	*	Revlon, Inc (Class A)	47,985
6,389	*	Rockwood Holdings, Inc	150,525
17,402		RPM International, Inc	353,783
7,445	*	Salix Pharmaceuticals Ltd	189,103
6,779	*	Santarus, Inc	31,319
4,842	*	Sciclone Pharmaceuticals, Inc	11,282
6,112		Scotts Miracle-Gro Co (Class A)	240,263
6,735		Sensient Technologies Corp	177,131
12,801		Sherwin-Williams Co	789,182
3,337	*	SIGA Technologies, Inc	19,355
16,537		Sigma-Aldrich Corp	835,615
15,401	*	Solutia, Inc	195,593
6,602	*	Spectrum Pharmaceuticals, Inc	29,313
13,171	*	StemCells, Inc	16,595
841		Stepan Co	54,505
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	5,898
7,560	*	SuperGen, Inc	19,807
2,085	*	SurModics, Inc	47,246
4,090	*	Synta Pharmaceuticals Corp	20,695
7,069	*	Theravance, Inc	92,392

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,699	*	Ulta Salon Cosmetics & Fragrance, Inc	$67,174
6,240	*	Unifi, Inc	24,211
6,340	*	United Therapeutics Corp	333,801
769	*	USANA Health Sciences, Inc	24,531
16,189	*	USEC, Inc	62,328
9,266	*	Valeant Pharmaceuticals International	294,566
13,412		Valspar Corp	364,002
3,868	*	Vanda Pharmaceuticals, Inc	43,476
26,167	*	Vertex Pharmaceuticals, Inc	1,121,256
4,552	*	Vical, Inc	14,976
10,356	*	Viropharma, Inc	86,887
14,277	*	Watson Pharmaceuticals, Inc	565,512
2,689		Westlake Chemical Corp	67,037
9,670	*	WR Grace & Co	245,135
3,828	*	Xenoport, Inc	71,048
5,010	*	Zymogenetics, Inc	32,014

		TOTAL CHEMICALS AND ALLIED PRODUCTS	187,782,603

COAL MINING - 0.29%
16,265	*	Alpha Natural Resources, Inc	705,576
21,780		Arch Coal, Inc	484,605
4,200	*	Cloud Peak Energy, Inc	61,152
24,499		Consol Energy, Inc	1,220,050
12,251	*	International Coal Group, Inc	47,289
3,762	*	James River Coal Co	69,710
11,625		Massey Energy Co	488,366
36,284		Peabody Energy Corp	1,640,399
1,067	*	Westmoreland Coal Co	9,507

		TOTAL COAL MINING	4,726,654

COMMUNICATIONS - 4.36%
1,704	*	AboveNet, Inc	110,828
7,669		Adtran, Inc	172,936
5,904		Alaska Communications Systems Group, Inc	47,114
52,716	*	American Tower Corp (Class A)	2,277,857
4,109	*	Anixter International, Inc	193,534
14,568	*	AOL, Inc	339,143
7,648	*	Aruba Networks, Inc	81,528
794,017		AT&T, Inc	22,256,296
1,298		Atlantic Tele-Network, Inc	71,403
2,726	*	Audiovox Corp (Class A)	19,327
6,694	*	Brightpoint, Inc	49,201
31,791		Cablevision Systems Corp (Class A)	820,844
2,884	*	Cbeyond Communications, Inc	45,423
82,406		CBS Corp (Class B)	1,157,804
4,644	*	Central European Media Enterprises Ltd (Class A)	109,645
40,227		CenturyTel, Inc	1,456,620
28,756	*	Cincinnati Bell, Inc	99,208
9,364	*	Clearwire Corp (Class A)	63,301
385,809		Comcast Corp (Class A)	6,504,739
3,438		Consolidated Communications Holdings, Inc	60,165
39,416	*	Crown Castle International Corp	1,538,801

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,364	*	Crown Media Holdings, Inc (Class A)	$1,978
4,784	*	CTC Media, Inc	71,282
2,638	*	DG FastChannel, Inc	73,679
1,911	*	DigitalGlobe, Inc	46,246
130,790	*	DIRECTV	4,361,846
26,910		DISH Network Corp (Class A)	558,921
5,150	*	Equinix, Inc	546,673
727		Fisher Communications, Inc	11,814
42,448		Frontier Communications Corp	331,519
4,504	*	General Communication, Inc (Class A)	28,736
2,927	*	GeoEye, Inc	81,605
4,028	*	Global Crossing Ltd	57,399
10,892		Global Payments, Inc	586,643
1,699		HickoryTech Corp	15,002
1,164	*	Hughes Communications, Inc	30,299
13,078	*	IAC/InterActiveCorp	267,837
3,376	*	inContact, Inc	9,892
4,315		Iowa Telecommunications Services, Inc	72,319
6,223	*	j2 Global Communications, Inc	126,638
3,806	*	Knology, Inc	41,676
7,638	*	Leap Wireless International, Inc	134,047
217,799	*	Level 3 Communications, Inc	333,232
35,654	*	Liberty Global, Inc (Class A)	781,179
10,629	*	Liberty Media Corp - Capital (Series A)	253,821
6,931	*	Liberty Media Corp-Starz	319,866
80,793	*	Liberty Media Holding Corp (Interactive A)	875,796
2,509	*	Lin TV Corp (Class A)	11,190
3,457	*	Lodgenet Entertainment Corp	19,117
6,974	*	Mastec, Inc	87,175
5,002	*	Mediacom Communications Corp (Class A)	22,359
34,407	*	MetroPCS Communications, Inc	262,525
9,920	*	NeuStar, Inc (Class A)	228,557
4,487	*	Neutral Tandem, Inc	102,079
22,469	*	NII Holdings, Inc (Class B)	754,509
3,613	*	Novatel Wireless, Inc	28,796
4,003		NTELOS Holdings Corp	71,333
13,900	*	PAETEC Holding Corp	57,685
352		Preformed Line Products Co	15,418
199,735		Qwest Communications International, Inc	840,884
4,234	*	RCN Corp	45,939
4,833	*	SAVVIS, Inc	67,904
15,576	*	SBA Communications Corp (Class A)	532,076
2,836		Shenandoah Telecom Co	57,713
5,795		Sinclair Broadcast Group, Inc (Class A)	23,354
384,219	*	Sprint Nextel Corp	1,406,242
1,849	*	SureWest Communications	18,416
2,721	*	Switch & Data Facilities Co, Inc	54,991
9,456	*	Syniverse Holdings, Inc	165,291
4,894	*	TeleCommunication Systems, Inc (Class A)	47,374
12,301		Telephone & Data Systems, Inc	417,250
6,922	*	Terremark Worldwide, Inc	47,346
47,567		Time Warner Cable, Inc	1,968,798

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,528	*	TiVo, Inc	$137,715
2,233	*	US Cellular Corp	94,702
2,888		USA Mobility, Inc	31,797
382,282		Verizon Communications, Inc	12,665,003
73,273	*	Viacom, Inc (Class B)	2,178,406
60,468		Windstream Corp	664,543

		TOTAL COMMUNICATIONS	70,622,149

DEPOSITORY INSTITUTIONS - 6.61%
2,196		1st Source Corp	35,334
2,686		Abington Bancorp, Inc	18,507
551		Alliance Financial Corp	14,960
764		American National Bankshares, Inc	16,732
2,609		Ameris Bancorp	18,680
726		Ames National Corp	15,326
1,877		Arrow Financial Corp	46,925
16,639		Associated Banc-Corp	183,195
11,574		Astoria Financial Corp	143,865
318		Auburn National Bancorporation, Inc	6,261
972		Bancfirst Corp	36,003
3,519		Banco Latinoamericano de Exportaciones S.A. (Class E)	48,914
494		Bancorp Rhode Island, Inc	12,686
11,368		Bancorpsouth, Inc	266,693
5,691		Bank Mutual Corp	39,382
1,164,690		Bank of America Corp	17,540,230
6,569		Bank of Hawaii Corp	309,137
403		Bank of Kentucky Financial Corp	7,568
655		Bank of Marin Bancorp	21,327
161,355		Bank of New York Mellon Corp	4,513,098
2,220		Bank of the Ozarks, Inc	64,979
2,337		BankFinancial Corp	23,136
7,572		Banner Corp	20,293
385		Bar Harbor Bankshares	10,568
92,313		BB&T Corp	2,341,981
4,880	*	Beneficial Mutual Bancorp, Inc	48,019
2,198		Berkshire Hills Bancorp, Inc	45,455
2,870		BOK Financial Corp	136,382
9,804		Boston Private Financial Holdings, Inc	56,569
1,513		Bridge Bancorp, Inc	36,373
8,233		Brookline Bancorp, Inc	81,589
67		Brooklyn Federal Bancorp, Inc	673
754		Bryn Mawr Bank Corp	11,378
866		Camden National Corp	28,318
1,241		Capital City Bank Group, Inc	17,175
2,779		Capitol Federal Financial	87,427
2,929		Cardinal Financial Corp	25,599
1,272		Cass Information Systems, Inc	38,669
7,919		Cathay General Bancorp	59,788
1,535		Center Bancorp, Inc	13,692
1,022		Centerstate Banks of Florida, Inc	10,312
4,864	*	Central Pacific Financial Corp	6,372
488		Century Bancorp, Inc	10,751

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,176		Chemical Financial Corp	$74,890
859	*	Chicopee Bancorp, Inc	10,720
2,049,092		Citigroup, Inc	6,782,494
1,474		Citizens & Northern Corp	14,062
511		Citizens Holding Co	11,441
23,569	*	Citizens Republic Bancorp, Inc	16,263
2,307		City Holding Co	74,585
5,770		City National Corp	263,112
988		Clifton Savings Bancorp, Inc	9,258
1,130		CNB Financial Corp	18,069
4,942		CoBiz, Inc	23,475
3,542		Columbia Banking System, Inc	57,310
20,240		Comerica, Inc	598,497
8,526		Commerce Bancshares, Inc	330,127
4,942		Community Bank System, Inc	95,430
1,818		Community Trust Bancorp, Inc	44,450
7,029		Cullen/Frost Bankers, Inc	351,450
11,360		CVB Financial Corp	98,150
3,456		Dime Community Bancshares	40,504
2,735	*	Dollar Financial Corp	64,710
1,268	*	Eagle Bancorp, Inc	13,276
12,586		East West Bancorp, Inc	198,859
641		Enterprise Bancorp, Inc	7,019
844		Enterprise Financial Services Corp	6,507
1,184		ESB Financial Corp	15,652
3,379		ESSA Bancorp, Inc	39,534
6,508	*	Euronet Worldwide, Inc	142,851
1,176		Farmers Capital Bank Corp	12,019
107,859		Fifth Third Bancorp	1,051,625
1,693		Financial Institutions, Inc	19,944
1,871		First Bancorp	26,138
8,645		First Bancorp (Puerto Rico)	19,884
1,005		First Bancorp, Inc	15,497
8,771		First Busey Corp	34,119
826		First Citizens Bancshares, Inc (Class A)	135,472
10,771		First Commonwealth Financial Corp	50,085
968		First Community Bancshares, Inc	11,664
1,089		First Defiance Financial Corp	12,295
6,912		First Financial Bancorp	100,639
3,074		First Financial Bankshares, Inc	166,703
1,415		First Financial Corp	43,186
1,410		First Financial Holdings, Inc	18,316
2,512		First Financial Northwest, Inc	16,454
1,024		First Financial Service Corp	9,277
29,678	*	First Horizon National Corp	397,685
3,771		First Merchants Corp	22,400
7,787		First Midwest Bancorp, Inc	84,800
25,557		First Niagara Financial Group, Inc	355,498
710		First of Long Island Corp	17,928
833		First South Bancorp, Inc	8,580
11,047		FirstMerit Corp	222,487
5,522	*	Flagstar Bancorp, Inc	3,313

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,892		Flushing Financial Corp	$43,824
14,709		FNB Corp	99,874
189	*	Fox Chase Bancorp, Inc	1,799
23,492		Fulton Financial Corp	204,850
1,436		German American Bancorp, Inc	23,335
7,776		Glacier Bancorp, Inc	106,687
1,323		Great Southern Bancorp, Inc	28,259
9,569	*	Guaranty Bancorp	12,631
11,529		Hampton Roads Bankshares, Inc	19,945
3,779		Hancock Holding Co	165,482
5,178		Harleysville National Corp	33,346
1,399		Heartland Financial USA, Inc	20,076
736	*	Heritage Financial Corp	10,142
1,143	*	Home Bancorp, Inc	13,933
2,089		Home Bancshares, Inc	50,282
2,141		Home Federal Bancorp, Inc	28,497
63,416		Hudson City Bancorp, Inc	870,702
97,033		Huntington Bancshares, Inc	354,170
2,679		IBERIABANK Corp	144,157
2,436		Independent Bank Corp	50,888
6,749		International Bancshares Corp	127,759
6,469	*	Investors Bancorp, Inc	70,771
505,872		JPMorgan Chase & Co	21,079,685
2,857		Kearny Financial Corp	28,799
119,193		Keycorp	661,521
2,678		Lakeland Bancorp, Inc	17,112
1,570		Lakeland Financial Corp	27,083
1,013		Legacy Bancorp, Inc	9,988
10,329		M&T Bank Corp	690,907
5,633		MainSource Financial Group, Inc	26,926
71,194		Marshall & Ilsley Corp	388,007
6,790		MB Financial, Inc	133,899
641		Merchants Bancshares, Inc	14,512
1,281	*	Meridian Interstate Bancorp, Inc	11,132
602		Midsouth Bancorp, Inc	8,368
4,470		Nara Bancorp, Inc	50,690
447		NASB Financial, Inc	10,411
906		National Bankshares, Inc	25,631
17,265		National Penn Bancshares, Inc	99,964
4,727		NBT Bancorp, Inc	96,289
4,034	*	Net 1 UEPS Technologies, Inc	78,340
56,431		New York Community Bancorp, Inc	818,814
14,712		NewAlliance Bancshares, Inc	176,691
824		Northeast Community Bancorp, Inc	5,414
32,656		Northern Trust Corp	1,711,174
2,925		Northfield Bancorp, Inc	39,546
792		Northrim BanCorp, Inc	13,369
6,045		Northwest Bancshares, Inc	68,429
243		Norwood Financial Corp	6,947
967		OceanFirst Financial Corp	10,927
518		Ohio Valley Banc Corp	11,412
11,288		Old National Bancorp	140,310

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,274		Old Second Bancorp, Inc	$15,668
3,871		Oriental Financial Group, Inc	41,807
1,470		Oritani Financial Corp	20,183
651		Orrstown Financial Services, Inc	22,707
7,129		Pacific Capital Bancorp	6,844
1,188		Pacific Continental Corp	13,591
3,559		PacWest Bancorp	71,714
1,606		Park National Corp	94,561
984		Peapack Gladstone Financial Corp	12,477
502		Penns Woods Bancorp, Inc	16,285
562	*	Pennsylvania Commerce Bancorp, Inc	7,064
1,601		Peoples Bancorp, Inc	15,498
494		Peoples Financial Corp	10,038
46,800		People’s United Financial, Inc	781,560
4,438	*	Pinnacle Financial Partners, Inc	63,108
62,139		PNC Financial Services Group, Inc	3,280,317
87,542		Popular, Inc	197,845
2,949		Premierwest Bancorp	4,188
5,091		PrivateBancorp, Inc	45,666
6,300		Prosperity Bancshares, Inc	254,961
7,799		Provident Financial Services, Inc	83,059
6,757		Provident New York Bancorp	57,029
156,852		Regions Financial Corp	829,747
2,898		Renasant Corp	39,413
1,611		Republic Bancorp, Inc (Class A)	33,187
1,003	*	Republic First Bancorp, Inc	4,283
1,039		Rockville Financial, Inc	10,910
2,561		Roma Financial Corp	31,654
3,613		S&T Bancorp, Inc	61,457
2,108		S.Y. Bancorp, Inc	45,006
2,117		Sandy Spring Bancorp, Inc	18,820
501	*	Santander BanCorp	6,152
1,759		SCBT Financial Corp	48,707
961		Shore Bancshares, Inc	13,896
1,188		Sierra Bancorp	9,064
5,595	*	Signature Bank	178,481
2,355		Simmons First National Corp (Class A)	65,469
2,696		Smithtown Bancorp, Inc	16,041
30,009		South Financial Group, Inc	19,347
1,731		Southside Bancshares, Inc	33,962
2,001		Southwest Bancorp, Inc	13,887
1,608		State Bancorp, Inc	11,433
66,957		State Street Corp	2,915,308
2,537		StellarOne Corp	25,269
1,830		Sterling Bancorp	13,066
10,958		Sterling Bancshares, Inc	56,215
5,912		Sterling Financial Corp	3,665
995		Suffolk Bancorp	29,552
1,445	*	Sun Bancorp, Inc	5,419
67,657		SunTrust Banks, Inc	1,372,761
12,041		Susquehanna Bancshares, Inc	70,921
5,489	*	SVB Financial Group	228,836

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,337		Synovus Financial Corp	$105,241
17,162		TCF Financial Corp	233,746
1,630	*	Territorial Bancorp, Inc	29,422
4,614	*	Texas Capital Bancshares, Inc	64,411
9,877		TFS Financial Corp	119,907
4,383	*	The Bancorp, Inc	30,067
1,081		Tompkins Trustco, Inc	43,781
456		Tower Bancorp, Inc	10,420
2,306		TowneBank	26,934
1,407		Trico Bancshares	23,427
9,680		Trustco Bank Corp NY	60,984
7,918		Trustmark Corp	178,472
4,373		UMB Financial Corp	172,078
11,157		Umpqua Holdings Corp	149,615
1,317		Union Bankshares Corp	16,318
4,934		United Bankshares, Inc	98,532
11,992		United Community Banks, Inc	40,653
3,463		United Financial Bancorp, Inc	45,400
803		United Security Bancshares	13,763
1,558		Univest Corp of Pennsylvania	27,312
256,157		US Bancorp	5,766,093
18,981		Valley National Bancorp	268,202
1,550		ViewPoint Financial Group	22,336
1,217		Washington Banking Co	14,531
15,019		Washington Federal, Inc	290,467
1,832		Washington Trust Bancorp, Inc	28,543
2,390	*	Waterstone Financial, Inc	4,900
8,781		Webster Financial Corp	104,230
640,450		Wells Fargo & Co	17,285,745
3,132		WesBanco, Inc	38,649
1,895		West Bancorporation, Inc	9,342
4,021		Westamerica Bancorporation	222,643
7,346	*	Western Alliance Bancorp	27,768
95,073		Western Union Co	1,792,126
4,587		Westfield Financial, Inc	37,843
12,499		Whitney Holding Corp	113,866
713		Wilber Corp	5,134
9,381		Wilmington Trust Corp	115,762
1,760		Wilshire Bancorp, Inc	14,414
3,118		Wintrust Financial Corp	96,003
616		WSFS Financial Corp	15,788
4,096		Yadkin Valley Financial Corp	14,991
18,445		Zions Bancorporation	236,649

		TOTAL DEPOSITORY INSTITUTIONS	107,017,336

EATING AND DRINKING PLACES - 1.06%
2,981	*	AFC Enterprises	24,325
1,799	*	Benihana, Inc	6,818
2,714	*	BJ’s Restaurants, Inc	51,077
4,154		Bob Evans Farms, Inc	120,258
13,685		Brinker International, Inc	204,180
2,472	*	Buffalo Wild Wings, Inc	99,547

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,230		Burger King Holdings, Inc	$267,809
2,727	*	California Pizza Kitchen, Inc	36,678
1,372	*	Carrols Restaurant Group, Inc	9,700
3,023		CBRL Group, Inc	114,844
2,989	*	CEC Entertainment, Inc	95,409
7,796	*	Cheesecake Factory	168,316
4,317	*	Chipotle Mexican Grill, Inc (Class A)	380,587
6,184		CKE Restaurants, Inc	52,317
18,581		Darden Restaurants, Inc	651,636
16,136	*	Denny’s Corp	35,338
840	*	Diedrich Coffee, Inc	29,274
2,425	*	DineEquity, Inc	58,903
2,376	*	Domino’s Pizza, Inc	19,911
640	*	Einstein Noah Restaurant Group, Inc	6,291
275		Frisch’s Restaurants, Inc	6,559
7,735	*	Jack in the Box, Inc	152,147
9,526	*	Krispy Kreme Doughnuts, Inc	28,102
1,566	*	Landry’s Restaurants, Inc	33,340
2,349	*	Luby’s, Inc	8,644
2,024	*	McCormick & Schmick’s Seafood Restaurants, Inc	14,087
148,558		McDonald’s Corp	9,275,961
2,014	*	O’Charleys, Inc	13,192
3,065	*	Papa John’s International, Inc	71,598
3,448	*	PF Chang’s China Bistro, Inc	130,714
1,815	*	Red Robin Gourmet Burgers, Inc	32,489
9,719	*	Ruby Tuesday, Inc	69,977
3,757	*	Ruth’s Chris Steak House, Inc	7,852
8,125	*	Sonic Corp	81,819
99,352	*	Starbucks Corp	2,291,056
137	*	Steak N Shake Co	44,404
7,052	*	Texas Roadhouse, Inc (Class A)	79,194
49,635		Wendy’s/Arby’s Group, Inc (Class A)	232,788
62,306		Yum! Brands, Inc	2,178,841

		TOTAL EATING AND DRINKING PLACES	17,185,982

EDUCATIONAL SERVICES - 0.19%
2,498	*	American Public Education, Inc	85,831
17,290	*	Apollo Group, Inc (Class A)	1,047,429
1,831	*	Bridgepoint Education, Inc	27,502
9,444	*	Career Education Corp	220,140
3,904	*	ChinaCast Education Corp	29,514
11,116	*	Corinthian Colleges, Inc	153,067
8,421		DeVry, Inc	477,724
3,000	*	Education Management Corp	66,030
2,044	*	Grand Canyon Education, Inc	38,856
5,193	*	ITT Educational Services, Inc	498,321
3,060	*	K12, Inc	62,026
960	*	Learning Tree International, Inc	11,462
1,347	*	Lincoln Educational Services Corp	29,189
1,835	*	Princeton Review, Inc	7,450
1,898		Strayer Education, Inc	403,306
2,716	*	Universal Technical Institute, Inc	54,863

		TOTAL EDUCATIONAL SERVICES	3,212,710

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 4.35%
90,391	*	AES Corp	$1,203,104
10,468		AGL Resources, Inc	381,768
22,680		Allegheny Energy, Inc	532,526
3,989		Allete, Inc	130,361
14,989		Alliant Energy Corp	453,567
32,033		Ameren Corp	895,322
2,330		American Ecology Corp	39,703
64,356		American Electric Power Co, Inc	2,238,945
2,486		American States Water Co	88,029
8,568		American Water Works Co, Inc	192,009
18,447		Aqua America, Inc	323,007
832		Artesian Resources Corp	15,234
12,489		Atmos Energy Corp	367,177
7,555		Avista Corp	163,112
5,022		Black Hills Corp	133,736
2,987		California Water Service Group	109,981
44,831	*	Calpine Corp	493,141
52,848		Centerpoint Energy, Inc	766,824
1,516		Central Vermont Public Service Corp	31,533
2,228		CH Energy Group, Inc	94,735
1,750		Chesapeake Utilities Corp	56,088
4,762	*	Clean Energy Fuels Corp	73,382
2,960	*	Clean Harbors, Inc	176,446
8,277		Cleco Corp	226,210
30,733		CMS Energy Corp	481,279
1,947		Connecticut Water Service, Inc	48,227
36,743		Consolidated Edison, Inc	1,669,234
1,509		Consolidated Water Co, Inc	21,564
24,706		Constellation Energy Group, Inc	868,910
17,548	*	Covanta Holding Corp	317,443
8,565		Crosstex Energy, Inc	51,818
78,629		Dominion Resources, Inc	3,060,240
15,705		DPL, Inc	433,458
22,208		DTE Energy Co	968,047
174,475		Duke Energy Corp	3,002,714
64,797	*	Dynegy, Inc (Class A)	117,283
44,162		Edison International	1,535,954
95,069		El Paso Corp	934,528
5,916	*	El Paso Electric Co	119,976
5,268		Empire District Electric Co	98,670
9,589		Energen Corp	448,765
9,728		EnergySolutions, Inc	82,591
1,941	*	EnerNOC, Inc	58,987
26,477		Entergy Corp	2,166,878
88,128		Exelon Corp	4,306,814
40,898		FirstEnergy Corp	1,899,712
55,458		FPL Group, Inc	2,929,292
18,076		Great Plains Energy, Inc	350,494
12,033		Hawaiian Electric Industries, Inc	251,490

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,466		Idacorp, Inc	$206,589
10,223		Integrys Energy Group, Inc	429,264
6,759		ITC Holdings Corp	352,076
3,144		Laclede Group, Inc	106,173
24,931		MDU Resources Group, Inc	588,372
2,721		MGE Energy, Inc	97,249
1,521		Middlesex Water Co	26,815
18,891	*	Mirant Corp	288,466
9,594		National Fuel Gas Co	479,700
5,227		New Jersey Resources Corp	195,490
6,176		Nicor, Inc	260,010
37,227		NiSource, Inc	572,551
23,728		Northeast Utilities	611,945
3,608		Northwest Natural Gas Co	162,504
4,937		NorthWestern Corp	128,461
35,971	*	NRG Energy, Inc	849,275
13,895		NSTAR	511,336
31,375		NV Energy, Inc	388,423
13,018		OGE Energy Corp	480,234
14,266		Oneok, Inc	635,836
2,620		Ormat Technologies, Inc	99,141
4,820		Otter Tail Corp	119,536
563		Pennichuck Corp	11,896
29,455		Pepco Holdings, Inc	496,317
6,766	*	Perma-Fix Environmental Services	15,359
48,849		PG&E Corp	2,181,108
2,921	*	Pico Holdings, Inc	95,604
10,035		Piedmont Natural Gas Co, Inc	268,436
1,814	*	Pike Electric Corp	16,834
13,691		Pinnacle West Capital Corp	500,817
11,588		PNM Resources, Inc	146,588
10,343		Portland General Electric Co	211,101
50,968		PPL Corp	1,646,776
37,829		Progress Energy, Inc	1,551,367
68,312		Public Service Enterprise Group, Inc	2,271,374
23,598		Questar Corp	980,969
45,605	*	Reliant Energy, Inc	260,861
43,642		Republic Services, Inc	1,235,505
1,849		Resource America, Inc (Class A)	7,470
16,505		SCANA Corp	621,908
32,744		Sempra Energy	1,833,009
1,633		SJW Corp	36,857
3,590		South Jersey Industries, Inc	137,066
104,434		Southern Co	3,479,740
15,080		Southern Union Co	342,316
5,744		Southwest Gas Corp	163,876
2,092		Southwest Water Co	12,322
11,120	*	Stericycle, Inc	613,490
28,844		TECO Energy, Inc	467,850
14,697		UGI Corp	355,520
4,111		UIL Holdings Corp	115,437
4,826		Unisource Energy Corp	155,349

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,354		Unitil Corp	$31,115
11,053		Vectren Corp	272,788
10,862	*	Waste Connections, Inc	362,139
65,207		Waste Management, Inc	2,204,648
2,027	*	Waste Services, Inc	18,466
14,776		Westar Energy, Inc	320,935
6,860		WGL Holdings, Inc	230,084
78,652		Williams Cos, Inc	1,657,985
15,842		Wisconsin Energy Corp	789,407
61,771		Xcel Energy, Inc	1,310,781
1,526		York Water Co	22,142

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	70,453,366

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.59%
3,800	*	A123 Systems, Inc	85,272
5,105	*	Acme Packet, Inc	56,155
2,804	*	Actel Corp	33,312
5,919		Acuity Brands, Inc	210,953
15,673	*	Adaptec, Inc	52,505
13,121	*	ADC Telecommunications, Inc	81,481
7,481	*	Advanced Analogic Technologies, Inc	29,475
9,835	*	Advanced Battery Technologies, Inc	39,340
4,932	*	Advanced Energy Industries, Inc	74,375
75,548	*	Advanced Micro Devices, Inc	731,305
3,712	*	Airvana, Inc	28,211
39,793		Altera Corp	900,516
5,813	*	American Superconductor Corp	237,752
14,553		Ametek, Inc	556,507
14,137	*	Amkor Technology, Inc	101,221
23,213		Amphenol Corp (Class A)	1,071,977
7,320	*	Anadigics, Inc	30,890
39,497		Analog Devices, Inc	1,247,315
120,211	*	Apple Computer, Inc	25,347,691
8,910	*	Applied Micro Circuits Corp	66,558
2,357		Applied Signal Technology, Inc	45,467
16,570	*	Arris Group, Inc	189,395
3,554	*	Ascent Solar Technologies, Inc	18,836
8,591	*	Atheros Communications, Inc	294,156
61,518	*	Atmel Corp	283,598
4,344	*	ATMI, Inc	80,885
20,460	*	Avnet, Inc	617,074
6,849		AVX Corp	86,777
1,722	*	AZZ, Inc	56,309
6,304		Baldor Electric Co	177,079
1,192		Bel Fuse, Inc (Class B)	25,616
8,519	*	Benchmark Electronics, Inc	161,094
4,790	*	BigBand Networks, Inc	16,478
66,323	*	Broadcom Corp (Class A)	2,085,858
3,223	*	Ceradyne, Inc	61,914
2,298	*	Ceva, Inc	29,552
4,741	*	Checkpoint Systems, Inc	72,300
8,112	*	China BAK Battery, Inc	22,551

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,547	*	China Security & Surveillance Technology, Inc	$50,019
1,840	*	China TransInfo Technology Corp	15,033
12,220	*	Ciena Corp	132,465
777,033	*	Cisco Systems, Inc	18,602,170
3,759	*	Comtech Telecommunications Corp	131,753
290	*	CPI International, Inc	3,840
13,991	*	Cree, Inc	788,673
3,875		CTS Corp	37,278
2,178		Cubic Corp	81,239
21,239	*	Cypress Semiconductor Corp	224,284
1,723	*	DDi Corp	8,425
4,391	*	Diodes, Inc	89,796
7,140	*	Dolby Laboratories, Inc (Class A)	340,792
3,097	*	DSP Group, Inc	17,436
2,654	*	DTS, Inc	90,793
22,454		Eaton Corp	1,428,523
5,066	*	EchoStar Corp (Class A)	102,029
3,576	*	Electro Scientific Industries, Inc	38,692
8,233	*	EMCORE Corp	8,809
2,442	*	EMS Technologies, Inc	35,409
9,393	*	Energizer Holdings, Inc	575,603
6,201	*	Energy Conversion Devices, Inc	65,545
5,468	*	EnerSys	119,585
8,641	*	Entropic Communications, Inc	26,528
28,070	*	Evergreen Solar, Inc	42,386
6,380	*	Exar Corp	45,362
7,408	*	Exide Technologies	52,671
16,030	*	Fairchild Semiconductor International, Inc	160,140
6,819	*	First Solar, Inc	923,293
3,264		Franklin Electric Co, Inc	94,917
10,335	*	FuelCell Energy, Inc	38,860
1,426,174		General Electric Co	21,578,014
2,251	*	Globecomm Systems, Inc	17,603
2,050	*	GP Strategies Corp	15,437
16,288	*	GrafTech International Ltd	253,278
3,358	*	Greatbatch, Inc	64,574
2,225	*	GSI Technology, Inc	9,968
4,994	*	GT Solar International, Inc	27,767
9,251		Harman International Industries, Inc	326,375
12,369	*	Harmonic, Inc	78,296
17,943		Harris Corp	853,190
7,887	*	Harris Stratex Networks, Inc (Class A)	54,499
3,875	*	Helen of Troy Ltd	94,783
12,485	*	Hexcel Corp	162,055
2,903	*	Hittite Microwave Corp	118,297
3,256		Imation Corp	28,392
11,288	*	Infinera Corp	100,125
21,438	*	Integrated Device Technology, Inc	138,704
752,346		Intel Corp	15,347,858
5,905	*	InterDigital, Inc	156,719
9,766	*	International Rectifier Corp	216,024
16,727		Intersil Corp (Class A)	256,592

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,006	*	IPG Photonics Corp	$50,320
2,414	*	iRobot Corp	42,486
3,810		IXYS Corp	28,270
28,579	*	JDS Uniphase Corp	235,777
15,319		L-3 Communications Holdings, Inc	1,331,987
15,176	*	Lattice Semiconductor Corp	40,975
5,686		Lincoln Electric Holdings, Inc	303,974
29,444		Linear Technology Corp	899,220
2,791	*	Littelfuse, Inc	89,731
1,389	*	Loral Space & Communications, Inc	43,906
2,512		LSI Industries, Inc	19,795
86,896	*	LSI Logic Corp	522,245
69,826	*	Marvell Technology Group Ltd	1,448,890
41,319		Maxim Integrated Products, Inc	838,776
2,921	*	Maxwell Technologies, Inc	52,111
29,951	*	MEMC Electronic Materials, Inc	407,933
3,030	*	Mercury Computer Systems, Inc	33,360
4,166		Methode Electronics, Inc	36,161
6,185		Micrel, Inc	50,717
24,783		Microchip Technology, Inc	720,194
114,970	*	Micron Technology, Inc	1,214,083
10,867	*	Microsemi Corp	192,889
5,326	*	Microtune, Inc	12,037
9,848	*	Microvision, Inc	31,218
5,157	*	MIPS Technologies, Inc	22,536
17,626		Molex, Inc	379,840
4,792	*	Monolithic Power Systems, Inc	114,864
6,053	*	Moog, Inc (Class A)	176,929
309,324		Motorola, Inc	2,400,354
1,504	*	Multi-Fineline Electronix, Inc	42,668
705		National Presto Industries, Inc	77,007
31,106		National Semiconductor Corp	477,788
45,111	*	NetApp, Inc	1,551,367
2,549	*	Netlogic Microsystems, Inc	117,917
13,284	*	Novellus Systems, Inc	310,049
2,240	*	NV IntelliMedia Technology Group, Inc	5,779
501	*	NVE Corp	20,696
71,703	*	Nvidia Corp	1,339,412
6,693	*	Omnivision Technologies, Inc	97,249
56,282	*	ON Semiconductor Corp	495,844
10,821	*	Openwave Systems, Inc	24,672
2,734	*	Oplink Communications, Inc	44,810
4,847	*	OpNext, Inc	9,209
3,453	*	Orion Energy Systems, Inc	15,158
1,991	*	OSI Systems, Inc	54,314
2,732		Park Electrochemical Corp	75,512
5,789	*	Parkervision, Inc	10,594
3,175	*	Pericom Semiconductor Corp	36,608
6,598	*	Photronics, Inc	29,361
6,315		Plantronics, Inc	164,064
5,206	*	Plexus Corp	148,371
4,433	*	PLX Technology, Inc	14,319

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,816	*	PMC - Sierra, Inc	$258,207
11,253	*	Polycom, Inc	280,987
3,029	*	Polypore International, Inc	36,045
1,193	*	Powell Industries, Inc	37,615
3,003		Power Integrations, Inc	109,189
10,285	*	Power-One, Inc	44,740
19,437	*	Powerwave Technologies, Inc	24,491
16,179	*	QLogic Corp	305,298
223,531		Qualcomm, Inc	10,340,544
13,984	*	Rambus, Inc	341,210
2,063		Raven Industries, Inc	65,542
4,892		Regal-Beloit Corp	254,090
35,958	*	RF Micro Devices, Inc	171,520
2,622	*	Rogers Corp	79,473
1,733	*	Rubicon Technology, Inc	35,197
9,388	*	SatCon Technology Corp	26,474
4,180	*	Seachange International, Inc	27,463
8,397	*	Semtech Corp	142,833
4,894	*	ShoreTel, Inc	28,287
10,536	*	Silicon Image, Inc	27,183
6,100	*	Silicon Laboratories, Inc	294,874
9,286	*	Silicon Storage Technology, Inc	23,772
22,426	*	Skyworks Solutions, Inc	318,225
5,002	*	Smart Modular Technologies WWH, Inc	31,463
1,646	*	Spectrum Control, Inc	15,588
3,330	*	Standard Microsystems Corp	69,197
2,647	*	Stoneridge, Inc	23,849
13,124	*	Sunpower Corp (Class A)	310,776
2,072	*	Supertex, Inc	61,746
2,517		Sycamore Networks, Inc	52,630
4,821	*	Symmetricom, Inc	25,069
4,449	*	Synaptics, Inc	136,362
6,096		Technitrol, Inc	26,700
2,167	*	Techwell, Inc	28,604
9,022	*	Tekelec	137,856
5,458		Teleflex, Inc	294,132
52,990	*	Tellabs, Inc	300,983
6,595	*	Tessera Technologies, Inc	153,466
170,241		Texas Instruments, Inc	4,436,480
7,065	*	Thomas & Betts Corp	252,856
6,393	*	Trident Microsystems, Inc	11,891
19,057	*	Triquint Semiconductor, Inc	114,342
5,666	*	TTM Technologies, Inc	65,329
2,681	*	Ultralife Corp	11,582
37	*	United Capital Corp	881
3,489	*	Universal Display Corp	43,124
1,822	*	Universal Electronics, Inc	42,307
6,822	*	US Geothermal, Inc	10,438
16,053	*	Utstarcom, Inc	35,156
5,804	*	Valence Technology, Inc	5,282
9,933	*	Varian Semiconductor Equipment Associates, Inc	356,396
3,646	*	Viasat, Inc	115,870

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,604		Vicor Corp	$24,217
2,098	*	Virage Logic Corp	11,539
25,289	*	Vishay Intertechnology, Inc	211,163
2,783	*	Volterra Semiconductor Corp	53,211
10,016		Whirlpool Corp	807,891
2,400	*	White Electronic Designs Corp	11,208
36,332		Xilinx, Inc	910,480
7,995	*	Zix Corp	13,671
3,097	*	Zoltek Cos, Inc	29,422
6,661	*	Zoran Corp	73,604

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	139,073,014

ENGINEERING AND MANAGEMENT SERVICES - 0.68%
3,074	*	Accelrys, Inc	17,614
2,122	*	Advisory Board Co	65,061
12,648	*	Aecom Technology Corp	347,820
1,790	*	Affymax, Inc	44,285
18,861	*	Amylin Pharmaceuticals, Inc	267,639
17,208	*	Ariad Pharmaceuticals, Inc	39,234
1,178		CDI Corp	15,255
11,342	*	Celera Corp	78,373
2,843	*	comScore, Inc	49,895
1,495	*	Cornell Cos, Inc	33,937
4,392		Corporate Executive Board Co	100,225
1,398	*	CRA International, Inc	37,257
3,258		Diamond Management & Technology Consultants, Inc	24,011
9,605	*	Dyax Corp	32,561
4,895	*	eResearch Technology, Inc	29,419
14,428	*	Exelixis, Inc	106,334
2,163	*	Exponent, Inc	60,218
24,397		Fluor Corp	1,098,840
1,588	*	Franklin Covey Co	10,004
5,584	*	Furmanite Corp	21,275
8,104	*	Genpact Ltd	120,750
7,090	*	Gen-Probe, Inc	304,161
11,303	*	Hewitt Associates, Inc (Class A)	477,665
2,635	*	Hill International, Inc	16,442
2,745	*	Huron Consulting Group, Inc	63,245
1,218	*	ICF International, Inc	32,642
11,299	*	Incyte Corp	102,934
2,412	*	Infinity Pharmaceuticals, Inc	14,906
16,106	*	Insmed, Inc	12,402
12,085	*	Isis Pharmaceuticals, Inc	134,144
16,532	*	Jacobs Engineering Group, Inc	621,769
21,478		KBR, Inc	408,082
1,774	*	Kendle International, Inc	32,482
1,350		Landauer, Inc	82,890
13,908	*	Lexicon Pharmaceuticals, Inc	23,644
5,854	*	Luminex Corp	87,400
2,513		MAXIMUS, Inc	125,650
2,493	*	Maxygen, Inc	15,182
30,985	*	McDermott International, Inc	743,949

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,220		MedQuist, Inc	$8,162
1,160	*	Michael Baker Corp	48,024
12,988	*	Myriad Genetics, Inc	338,988
34		National Research Corp	704
6,468	*	Navigant Consulting, Inc	96,114
4,251	*	Omnicell, Inc	49,694
43,628		Paychex, Inc	1,336,761
8,536	*	Regeneron Pharmaceuticals, Inc	206,400
3,413	*	Repligen Corp	14,027
6,349	*	Resources Connection, Inc	134,726
7,171	*	Rigel Pharmaceuticals, Inc	68,196
6,037	*	RTI Biologics, Inc	23,182
53,341	*	SAIC, Inc	1,010,279
5,923	*	Sangamo Biosciences, Inc	35,064
9,067	*	Savient Pharmaceuticals, Inc	123,402
10,832	*	Seattle Genetics, Inc	110,053
9,166	*	Sequenom, Inc	37,947
11,184	*	Shaw Group, Inc	321,540
1,664	*	Stanley, Inc	45,610
4,456	*	Symyx Technologies, Inc	24,508
1,429	*	Tejon Ranch Co	41,755
8,245	*	Tetra Tech, Inc	224,017
1,117	*	Transcend Services, Inc	23,859
11,129	*	URS Corp	495,463
612		VSE Corp	27,589
5,832		Watson Wyatt & Co Holdings (Class A)	277,137

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,022,797

FABRICATED METAL PRODUCTS - 0.56%
3,985	*	Alliant Techsystems, Inc	351,756
1,232		Ameron International Corp	78,183
9,199		Aptargroup, Inc	328,772
11,957		Ball Corp	618,177
969	*	Bway Holding Co	18,624
3,969	*	Chart Industries, Inc	65,687
2,194		CIRCOR International, Inc	55,245
14,503		Commercial Metals Co	226,972
6,693		Crane Co	204,940
21,677	*	Crown Holdings, Inc	554,498
1,707		Dynamic Materials Corp	34,225
5,811	*	Griffon Corp	71,010
1,432		Gulf Island Fabrication, Inc	30,115
746	*	Hawk Corp	13,137
60,596		Illinois Tool Works, Inc	2,908,001
2,184		Insteel Industries, Inc	28,392
2,314	*	Ladish Co, Inc	34,895
4,748	*	Mobile Mini, Inc	66,899
20,839		Mueller Water Products, Inc (Class A)	108,363
13,095	*	NCI Building Systems, Inc	23,702
1,656	*	North American Galvanizing & Coating, Inc	8,032
21,757		Parker Hannifin Corp	1,172,267

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,316		Pentair, Inc	$430,107
5,097		Quanex Building Products Corp	86,496
3,678		Silgan Holdings, Inc	212,883
5,095		Simpson Manufacturing Co, Inc	137,005
1,170	*	SmartHeat, Inc	16,988
6,835	*	Smith & Wesson Holding Corp	27,955
7,710		Snap-On, Inc	325,825
10,712		Stanley Works	551,775
2,457		Sturm Ruger & Co, Inc	23,833
1,797		Sun Hydraulics Corp	47,171
7,378	*	Taser International, Inc	32,316
2,060	*	Trimas Corp	13,946
2,855		Valmont Industries, Inc	223,975
3,779		Watts Water Technologies, Inc (Class A)	116,847

		TOTAL FABRICATED METAL PRODUCTS	9,249,014

FISHERIES - 0.00%**
1,187	*	HQ Sustainable Maritime Industries, Inc	8,356

		TOTAL FISHERIES	8,356

FOOD AND KINDRED PRODUCTS - 3.89%
3,687	*	AgFeed Industries, Inc	18,435
1,614	*	American Dairy, Inc	34,992
2,900	*	American Italian Pasta Co	100,891
86,669		Archer Daniels Midland Co	2,713,606
2,205		B&G Foods, Inc (Class A)	20,242
1,275	*	Boston Beer Co, Inc (Class A)	59,415
18,161		Bunge Ltd	1,159,217
26,694		Campbell Soup Co	902,257
8,549	*	Central Garden and Pet Co (Class A)	84,977
540		Coca-Cola Bottling Co Consolidated	29,171
311,890		Coca-Cola Co	17,777,729
41,879		Coca-Cola Enterprises, Inc	887,835
60,635		ConAgra Foods, Inc	1,397,637
25,476	*	Constellation Brands, Inc (Class A)	405,833
9,981		Corn Products International, Inc	291,745
10,104	*	Darling International, Inc	84,672
26,468		Del Monte Foods Co	300,147
2,447		Diamond Foods, Inc	86,966
34,415		Dr Pepper Snapple Group, Inc	973,945
797		Farmer Bros Co	15,733
10,553		Flowers Foods, Inc	250,739
44,419		General Mills, Inc	3,145,309
42,652		H.J. Heinz Co	1,823,800
9,363	*	Hansen Natural Corp	359,539
1,197	*	Harbinger Group, Inc	8,403
20,880		Hershey Co	747,295
8,928		Hormel Foods Corp	343,282
1,129		Imperial Sugar Co	19,690
1,965		J&J Snack Foods Corp	78,521
16,052		J.M. Smucker Co	991,211
34,088		Kellogg Co	1,813,482

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

197,816		Kraft Foods, Inc (Class A)	$5,376,639
2,643		Lancaster Colony Corp	131,357
3,870		Lance, Inc	101,781
1,443	*	M&F Worldwide Corp	56,999
17,662		McCormick & Co, Inc	638,128
25,844		Mead Johnson Nutrition Co	1,129,383
17,330		Molson Coors Brewing Co (Class B)	782,623
2,418	*	National Beverage Corp	33,513
2,093	*	Omega Protein Corp	9,125
2,097	*	Overhill Farms, Inc	10,191
1,810	*	Peet’s Coffee & Tea, Inc	60,327
19,084		Pepsi Bottling Group, Inc	715,650
7,787		PepsiAmericas, Inc	227,848
209,806		PepsiCo, Inc	12,756,205
7,667	*	Ralcorp Holdings, Inc	457,797
22,863		Reynolds American, Inc	1,211,053
2,826		Sanderson Farms, Inc	119,144
94,308		Sara Lee Corp	1,148,671
1,589	*	Seneca Foods Corp	37,929
8,176	*	Smart Balance, Inc	49,056
18,718	*	Smithfield Foods, Inc	284,326
3,396		Tootsie Roll Industries, Inc	92,982
4,267	*	TreeHouse Foods, Inc	165,816
40,409		Tyson Foods, Inc (Class A)	495,818

		TOTAL FOOD AND KINDRED PRODUCTS	63,019,077

FOOD STORES - 0.28%
29		Arden Group, Inc (Class A)	2,773
4,800	*	Dole Food Co, Inc	59,568
3,643	*	Great Atlantic & Pacific Tea Co, Inc	42,951
1,440		Ingles Markets, Inc (Class A)	21,787
86,053		Kroger Co	1,766,669
3,753	*	Panera Bread Co (Class A)	251,338
2,954	*	Pantry, Inc	40,145
5,954		Ruddick Corp	153,196
56,813		Safeway, Inc	1,209,549
28,395		Supervalu, Inc	360,900
974	*	Susser Holdings Corp	8,367
1,257		Village Super Market (Class A)	34,341
1,571		Weis Markets, Inc	57,122
14,836	*	Whole Foods Market, Inc	407,248
6,782	*	Winn-Dixie Stores, Inc	68,091

		TOTAL FOOD STORES	4,484,045

FORESTRY - 0.10%
10,702		Rayonier, Inc	451,196
28,655		Weyerhaeuser Co	1,236,177

		TOTAL FORESTRY	1,687,373

FURNITURE AND FIXTURES - 0.15%
1,755	*	Astronics Corp	15,005
2,952		Ethan Allen Interiors, Inc	39,616

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,835	*	Furniture Brands International, Inc	$31,859
7,317		Herman Miller, Inc	116,926
8,168		Hill-Rom Holdings, Inc	195,950
6,084		HNI Corp	168,101
1,401		Hooker Furniture Corp	17,330
4,080		Kimball International, Inc (Class B)	34,762
8,369	*	Kinetic Concepts, Inc	315,093
7,304		La-Z-Boy, Inc	69,607
21,250		Leggett & Platt, Inc	433,500
48,722		Masco Corp	672,850
8,861	*	Sealy Corp	28,001
1,340	*	Stanley Furniture Co, Inc	13,601
9,555		Steelcase, Inc (Class A)	60,770
10,158	*	Tempur-Pedic International, Inc	240,033

		TOTAL FURNITURE AND FIXTURES	2,453,004

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
35,355	*	Bed Bath & Beyond, Inc	1,365,764
45,435		Best Buy Co, Inc	1,792,865
22,071	*	GameStop Corp (Class A)	484,238
1,921		Haverty Furniture Cos, Inc	26,375
1,732	*	hhgregg, Inc	38,156
6,090		Knoll, Inc	62,910
12,782	*	Pier 1 Imports, Inc	65,060
16,770		RadioShack Corp	327,015
995	*	Rex Stores Corp	13,990
4,452	*	Tuesday Morning Corp	11,486
12,791		Williams-Sonoma, Inc	265,797

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,453,656

GENERAL BUILDING CONTRACTORS - 0.17%
200	*	Amrep Corp	2,740
976	*	Avatar Holdings, Inc	16,602
6,329	*	Beazer Homes USA, Inc	30,632
2,011		Brookfield Homes Corp	16,088
716	*	Cavco Industries, Inc	25,719
37,182		DR Horton, Inc	404,168
4,129	*	Hovnanian Enterprises, Inc (Class A)	15,855
9,886		KB Home	135,240
20,162		Lennar Corp (Class A)	257,469
2,996	*	M/I Homes, Inc	31,128
3,333		McGrath RentCorp	74,526
4,852		MDC Holdings, Inc	150,606
4,244	*	Meritage Homes Corp	82,037
792	*	NVR, Inc	562,883
3,635	*	Perini Corp	65,721
45,529	*	Pulte Homes, Inc	455,291
5,596		Ryland Group, Inc	110,241
15,051	*	Standard-Pacific Corp	56,291
2,515	*	Team, Inc	47,307
18,245	*	Toll Brothers, Inc	343,188

		TOTAL GENERAL BUILDING CONTRACTORS	2,883,732

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 1.89%
6,473	*	99 Cents Only Stores	$84,602
11,056	*	Big Lots, Inc	320,403
7,518	*	BJ’s Wholesale Club, Inc	245,914
6,969		Casey’s General Stores, Inc	222,450
1,986	*	Conn’s, Inc	11,598
57,904		Costco Wholesale Corp	3,426,180
7,361		Dillard’s, Inc (Class A)	135,810
4,500	*	Dollar General Corp	100,935
18,261		Family Dollar Stores, Inc	508,204
6,428		Fred’s, Inc (Class A)	65,566
30,177		JC Penney Co, Inc	803,010
57,102		Macy’s, Inc	957,030
2,454	*	Retail Ventures, Inc	21,816
17,140	*	Saks, Inc	112,438
6,742	*	Sears Holdings Corp	562,620
3,381	*	Stein Mart, Inc	36,041
100,650		Target Corp	4,868,440
55,776		TJX Companies, Inc	2,038,613
297,526		Wal-Mart Stores, Inc	15,902,764

		TOTAL GENERAL MERCHANDISE STORES	30,424,434

HEALTH SERVICES - 1.31%
3,355	*	Alliance Imaging, Inc	19,157
5,849	*	Allied Healthcare International, Inc	17,021
1,251	*	Almost Family, Inc	49,452
3,777	*	Amedisys, Inc	183,411
1,085		America Service Group, Inc	17,219
1,669	*	American Dental Partners, Inc	21,530
40,946		AmerisourceBergen Corp	1,067,462
4,169	*	Amsurg Corp	91,801
1,207	*	Assisted Living Concepts, Inc (A Shares)	31,829
1,677	*	Bio-Reference Labs, Inc	65,722
5,889		Brookdale Senior Living, Inc	107,121
1,619	*	China Sky One Medical, Inc	36,832
12,377	*	Community Health Systems, Inc	440,621
3,983	*	Continucare Corp	17,406
989	*	Corvel Corp	33,171
8,655	*	Covance, Inc	472,303
19,876	*	Coventry Health Care, Inc	482,788
4,057	*	Cross Country Healthcare, Inc	40,205
4,692	*	CryoLife, Inc	30,123
13,680	*	DaVita, Inc	803,563
7,591	*	Edwards Lifesciences Corp	659,278
3,179	*	eHealth, Inc	52,231
2,244	*	Emeritus Corp	42,075
1,509		Ensign Group, Inc	23,193
2,685	*	Enzo Biochem, Inc	14,445
37,063	*	Express Scripts, Inc	3,204,097
2,300	*	Genomic Health, Inc	44,988
1,801	*	Genoptix, Inc	63,990

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,932	*	Gentiva Health Services, Inc	$106,203
3,175	*	Health Grades, Inc	13,621
31,898	*	Health Management Associates, Inc (Class A)	231,898
11,871	*	Healthsouth Corp	222,819
4,492	*	Healthways, Inc	82,383
10,072	*	Immunomedics, Inc	32,331
2,245	*	IPC The Hospitalist Co, Inc	74,646
5,060	*	Kindred Healthcare, Inc	93,408
14,414	*	Laboratory Corp of America Holdings	1,078,744
2,013	*	LCA-Vision, Inc	10,307
2,184	*	LHC Group, Inc	73,404
7,441	*	LifePoint Hospitals, Inc	241,907
9,341	*	Lincare Holdings, Inc	346,738
4,854	*	Magellan Health Services, Inc	197,703
36,642		McKesson Corp	2,290,126
1,957	*	Medcath Corp	15,480
64,491	*	Medco Health Solutions, Inc	4,121,621
1,195		National Healthcare Corp	43,151
12,169	*	Nektar Therapeutics	113,415
3,340	*	Nighthawk Radiology Holdings, Inc	15,130
2,714	*	NovaMed, Inc	10,530
4,576	*	Odyssey HealthCare, Inc	71,294
16,057		Omnicare, Inc	388,258
6,213	*	Pediatrix Medical Group, Inc	373,463
14,291		Pharmaceutical Product Development, Inc	334,981
7,618	*	Psychiatric Solutions, Inc	161,045
20,724		Quest Diagnostics, Inc	1,251,315
2,601	*	RehabCare Group, Inc	79,148
4,500	*	Select Medical Holdings Corp	47,790
4,671	*	Skilled Healthcare Group, Inc (Class A)	34,799
6,161	*	Sun Healthcare Group, Inc	56,496
7,506	*	Sunrise Senior Living, Inc	24,169
64,293	*	Tenet Healthcare Corp	346,539
12,442		Universal Health Services, Inc (Class B)	379,481
1,324	*	US Physical Therapy, Inc	22,415
842	*	Virtual Radiologic Corp	10,744

		TOTAL HEALTH SERVICES	21,130,536

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
4,600	*	Broadwind Energy, Inc	37,214
3,665	*	Comverge, Inc	41,195
4,608		Granite Construction, Inc	155,104
4,740		Great Lakes Dredge & Dock Corp	30,715
1,627	*	LB Foster Co (Class A)	48,501
3,111	*	Matrix Service Co	33,132
2,516	*	MYR Group, Inc	45,489
3,759	*	Orion Marine Group, Inc	79,165
1,770	*	Sterling Construction Co, Inc	33,949

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	504,464

HOLDING AND OTHER INVESTMENT OFFICES - 2.24%
5,306		Acadia Realty Trust	89,512

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,527	*	Affiliated Managers Group, Inc	$372,243
1,028		Agree Realty Corp	23,942
272		Alexander’s, Inc	82,802
5,934		Alexandria Real Estate Equities, Inc	381,497
25,764		Allied Capital Corp	93,008
19,580		AMB Property Corp	500,269
7,075		American Campus Communities, Inc	198,808
1,917		American Capital Agency Corp	50,877
2,810	*	Ampal American Israel (Class A)	7,587
72,912		Annaly Mortgage Management, Inc	1,265,023
15,100		Anworth Mortgage Asset Corp	105,700
15,890		Apartment Investment & Management Co (Class A)	252,969
1,300	*	Apollo Commercial Real Estate Finance, Inc	23,387
9,144	*	Ashford Hospitality Trust, Inc	42,428
1,546		Associated Estates Realty Corp	17,423
10,837		AvalonBay Communities, Inc	889,826
12,756		BioMed Realty Trust, Inc	201,290
18,793		Boston Properties, Inc	1,260,447
17,392		Brandywine Realty Trust	198,269
6,945		BRE Properties, Inc (Class A)	229,741
8,931		Camden Property Trust	378,406
1,479	*	Cape Bancorp, Inc	9,939
7,445		Capital Lease Funding, Inc	32,609
387		Capital Southwest Corp	30,496
8,847		Capstead Mortgage Corp	120,762
1,512		Care Investment Trust, Inc	11,763
18,939		CBL & Associates Properties, Inc	183,140
5,900		Cedar Shopping Centers, Inc	40,120
716		Cherokee, Inc	12,759
3,528		Cogdell Spencer, Inc	19,968
9,049		Colonial Properties Trust	106,145
1,900		Colony Financial, Inc	38,703
7,676		Corporate Office Properties Trust	281,172
10,102		Cousins Properties, Inc	77,078
1,800	*	CreXus Investment Corp	25,128
3,359		Danvers Bancorp, Inc	43,633
27,352		DCT Industrial Trust, Inc	137,307
19,827		Developers Diversified Realty Corp	183,598
15,723		DiamondRock Hospitality Co	133,174
10,313		Digital Realty Trust, Inc	518,538
16,240		Douglas Emmett, Inc	231,420
29,981		Duke Realty Corp	364,869
1,528		Dynex Capital, Inc	13,339
3,414		EastGroup Properties, Inc	130,688
7,323		Education Realty Trust, Inc	35,443
5,661		Entertainment Properties Trust	199,663
3,388		Equity Lifestyle Properties, Inc	170,992
4,118		Equity One, Inc	66,588
37,143		Equity Residential	1,254,691
3,673		Essex Property Trust, Inc	307,246
11,183		Extra Space Storage, Inc	129,164
8,009		Federal Realty Investment Trust	542,369

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,788	*	FelCor Lodging Trust, Inc	$35,237
9,804		First Industrial Realty Trust, Inc	51,275
3,532		First Potomac Realty Trust	44,397
8,500		Franklin Street Properties Corp	124,185
2,560		Getty Realty Corp	60,237
2,385		Gladstone Capital Corp	18,365
1,129		Gladstone Commercial Corp	15,140
10,013		Glimcher Realty Trust	27,035
6,634	*	Gramercy Capital Corp	17,182
2,695	*	Harris & Harris Group, Inc	12,316
4,649		Hatteras Financial Corp	129,986
39,742		HCP, Inc	1,213,721
16,254		Health Care REIT, Inc	720,377
7,698		Healthcare Realty Trust, Inc	165,199
6,357		Hersha Hospitality Trust	19,961
9,488		Highwoods Properties, Inc	316,425
5,755	*	Hilltop Holdings, Inc	66,988
4,461		Home Properties, Inc	212,834
16,352		Hospitality Properties Trust	387,706
83,362		Host Marriott Corp	972,835
30,261		HRPT Properties Trust	195,789
9,071		Inland Real Estate Corp	73,929
1,180		Invesco Mortgage Capital, Inc	26,857
9,443		Investors Real Estate Trust	84,987
19,392		iShares Russell 3000 Index Fund	1,265,910
14,652	*	iStar Financial, Inc	37,509
5,772		Kilroy Realty Corp	177,027
51,072		Kimco Realty Corp	691,004
7,407		Kite Realty Group Trust	30,146
8,598		LaSalle Hotel Properties	182,536
12,243		Lexington Corporate Properties Trust	74,437
14,945		Liberty Property Trust	478,389
3,268		LTC Properties, Inc	87,419
13,070		Macerich Co	469,867
10,478		Mack-Cali Realty Corp	362,224
914		Main Street Capital Corp	14,734
10,892		Medical Properties Trust, Inc	108,920
37,539		MFA Mortgage Investments, Inc	275,912
3,651		Mid-America Apartment Communities, Inc	176,270
2,132		Mission West Properties, Inc	15,329
3,849		Monmouth Real Estate Investment Corp (Class A)	28,637
2,771		MVC Capital, Inc	32,698
3,516		National Health Investors, Inc	130,057
10,827		National Retail Properties, Inc	229,749
15,357		Nationwide Health Properties, Inc	540,259
13,324		NorthStar Realty Finance Corp	45,701
11,168		Omega Healthcare Investors, Inc	217,218
3,412		Parkway Properties, Inc	71,038
5,663		Pennsylvania Real Estate Investment Trust	47,909
1,970	*	Pennymac Mortgage Investment Trust	33,845
22,081		Plum Creek Timber Co, Inc	833,779
6,488		Post Properties, Inc	127,165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,504		Potlatch Corp	$175,468
63,660		Prologis	871,505
8,540		Prospect Capital Corp	100,857
2,428		PS Business Parks, Inc	121,521
17,961		Public Storage, Inc	1,462,923
11,925		RAIT Investment Trust	15,622
3,473		Ramco-Gershenson Properties	33,132
13,965		Realty Income Corp	361,833
10,502		Redwood Trust, Inc	151,859
12,012		Regency Centers Corp	421,141
2,885		Resource Capital Corp	14,194
1,219		Saul Centers, Inc	39,934
16,995		Senior Housing Properties Trust	371,681
32,471		Simon Property Group, Inc	2,591,186
10,404		SL Green Realty Corp	522,697
3,568		Sovran Self Storage, Inc	127,485
1,424	*	SRS Labs, Inc	10,438
5,420		Starwood Property Trust, Inc	102,384
10,123	*	Strategic Hotels & Resorts, Inc	18,829
2,114		Sun Communities, Inc	41,752
13,319		Sunstone Hotel Investors, Inc	118,273
5,388		Tanger Factory Outlet Centers, Inc	210,078
7,208		Taubman Centers, Inc	258,839
20,154		UDR, Inc	331,332
1,151		UMH Properties, Inc	9,760
2,001		Universal Health Realty Income Trust	64,092
2,642		Urstadt Biddle Properties, Inc (Class A)	40,343
10,862		U-Store-It Trust	79,510
12,910	*	Vantage Drilling Co	20,785
21,223		Ventas, Inc	928,294
39,102		Virgin Media, Inc	658,087
1,018	*	Virtus Investment Partners, Inc	16,186
20,752		Vornado Realty Trust	1,451,395
8,672		WABCO Holdings, Inc	223,651
2,804		Walter Investment Management Corp	40,181
7,893		Washington Real Estate Investment Trust	217,452
13,982		Weingarten Realty Investors	276,704
900		Winthrop Realty Trust	9,774

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	36,407,786

HOTELS AND OTHER LODGING PLACES - 0.29%
3,304		Ameristar Casinos, Inc	50,320
5,191	*	Bluegreen Corp	12,562
7,647	*	Boyd Gaming Corp	64,005
3,846		Choice Hotels International, Inc	121,764
5,578	*	Gaylord Entertainment Co	110,166
4,680	*	Great Wolf Resorts, Inc	11,092
5,900	*	Hyatt Hotels Corp	175,879
2,570	*	Isle of Capri Casinos, Inc	19,224
40,463	*	Las Vegas Sands Corp	604,517
2,680		Marcus Corp	34,358
39,921		Marriott International, Inc (Class A)	1,087,848

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,923	*	MGM Mirage	$227,298
1,611	*	Monarch Casino & Resort, Inc	13,049
3,148	*	Morgans Hotel Group Co	14,260
10,845	*	Orient-Express Hotels Ltd (Class A)	109,968
1,967	*	Outdoor Channel Holdings, Inc	11,409
2,712	*	Red Lion Hotels Corp	13,397
25,268		Starwood Hotels & Resorts Worldwide, Inc	924,051
3,934	*	Vail Resorts, Inc	148,705
24,099		Wyndham Worldwide Corp	486,077
9,089	*	Wynn Resorts Ltd	529,252

		TOTAL HOTELS AND OTHER LODGING PLACES	4,769,201

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.47%
93,356		3M Co	7,717,740
3,723	*	3PAR, Inc	44,118
2,373		Aaon, Inc	46,250
9,457		Actuant Corp (Class A)	175,238
12,377	*	AGCO Corp	400,272
699		Alamo Group, Inc	11,988
7,664	*	Allis-Chalmers Energy, Inc	28,893
3,567	*	Altra Holdings, Inc	44,052
1,082		Ampco-Pittsburgh Corp	34,115
179,456		Applied Materials, Inc	2,501,617
954	*	Argan, Inc	13,728
2,323	*	Astec Industries, Inc	62,582
8,055		Black & Decker Corp	522,205
2,461		Black Box Corp	69,745
4,309	*	Blount International, Inc	43,521
985	*	Bolt Technology Corp	10,855
6,555		Briggs & Stratton Corp	122,644
56,685	*	Brocade Communications Systems, Inc	432,507
7,493	*	Brooks Automation, Inc	64,290
10,190		Bucyrus International, Inc (Class A)	574,410
8,341		Carlisle Cos, Inc	285,763
1,378		Cascade Corp	37,881
81,197		Caterpillar, Inc	4,627,416
800	*	China Automotive Systems, Inc	14,968
8,279	*	Cirrus Logic, Inc	56,463
3,065	*	Colfax Corp	36,903
2,552	*	Columbus McKinnon Corp	34,860
6,267	*	Cray, Inc	40,234
27,364		Cummins, Inc	1,254,913
6,045		Curtiss-Wright Corp	189,329
4,059	*	Cymer, Inc	155,784
56,368		Deere & Co	3,048,944
231,253	*	Dell, Inc	3,320,793
8,867		Diebold, Inc	252,266
10,330		Donaldson Co, Inc	439,438
25,210		Dover Corp	1,048,988
11,035	*	Dresser-Rand Group, Inc	348,816
3,935	*	Dril-Quip, Inc	222,249
271,690	*	EMC Corp	4,746,424
100,482		Emerson Electric Co	4,280,532

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,818	*	Emulex Corp	$117,916
6,451	*	Ener1, Inc	40,899
5,116	*	ENGlobal Corp	16,013
2,632	*	EnPro Industries, Inc	69,511
17,385	*	Entegris, Inc	91,793
9,915	*	Extreme Networks, Inc	28,456
2,058	*	Flanders Corp	9,179
3,885	*	Flow International Corp	11,966
7,173		Flowserve Corp	678,064
16,390	*	FMC Technologies, Inc	947,998
1,600	*	Fortinet, Inc	28,112
2,934	*	Fuel Tech, Inc	23,971
6,951		Gardner Denver, Inc	295,765
1,918		Gorman-Rupp Co	53,014
8,117		Graco, Inc	231,903
1,359		Graham Corp	28,131
2,405	*	Harbin Electric, Inc	49,399
321,747		Hewlett-Packard Co	16,573,188
592	*	Hurco Cos, Inc	8,762
10,928		IDEX Corp	340,407
5,014	*	Immersion Corp	22,914
8,630	*	Intermec, Inc	110,982
178,015		International Business Machines Corp	23,302,164
40,177		International Game Technology	754,122
3,013	*	Intevac, Inc	34,559
3,993	*	Isilon Systems, Inc	27,392
24,666		ITT Industries, Inc	1,226,887
25,465		Jabil Circuit, Inc	442,327
3,732		John Bean Technologies Corp	63,481
89,969		Johnson Controls, Inc	2,450,756
13,864		Joy Global, Inc	715,244
1,309	*	Kadant, Inc	20,892
4,501		Kaydon Corp	160,956
11,015		Kennametal, Inc	285,509
9,033	*	Kulicke & Soffa Industries, Inc	48,688
17,129	*	Lam Research Corp	671,628
6,305		Lennox International, Inc	246,147
10,437	*	Lexmark International, Inc (Class A)	271,153
1,433		Lindsay Manufacturing Co	57,105
1,987		Lufkin Industries, Inc	145,448
17,702		Manitowoc Co, Inc	176,489
1,685		Met-Pro Corp	17,895
10,929	*	Micros Systems, Inc	339,127
2,230	*	Middleby Corp	109,315
6,505		Modine Manufacturing Co	77,019
595		Nacco Industries, Inc (Class A)	29,631
1,361	*	Natural Gas Services Group, Inc	25,655
6,148	*	Netezza Corp	59,636
4,968	*	Netgear, Inc	107,756
4,494		Nordson Corp	274,943
43,675		Northrop Grumman Corp	2,439,249
6,413	*	Oil States International, Inc	251,967

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,933		Pall Corp	$576,775
22,155	*	Palm, Inc	222,436
27,983		Pitney Bowes, Inc	636,893
1,779	*	PMFG, Inc	28,838
1,106		Primoris Services Corp	8,815
29,523	*	Quantum Corp	86,502
3,486	*	Rackable Systems, Inc	24,437
52,426		Raytheon Co	2,700,987
2,785	*	RBC Bearings, Inc	67,759
2,264	*	Rimage Corp	39,258
7,242	*	Riverbed Technology, Inc	166,349
3,362		Robbins & Myers, Inc	79,074
3,771	*	Safeguard Scientifics, Inc	38,879
30,765	*	SanDisk Corp	891,877
1,058		Sauer-Danfoss, Inc	12,707
3,581	*	Scansource, Inc	95,613
8,322	*	Scientific Games Corp (Class A)	121,085
66,639		Seagate Technology, Inc	1,212,163
3,789	*	Sigma Designs, Inc	40,542
6,563		SPX Corp	358,996
2,334		Standex International Corp	46,890
2,122	*	STEC, Inc	34,673
2,579	*	Super Micro Computer, Inc	28,678
1,814	*	T-3 Energy Services, Inc	46,257
2,882	*	Tecumseh Products Co (Class A)	33,691
2,288		Tennant Co	59,923
23,415	*	Teradata Corp	735,933
13,938	*	Terex Corp	276,112
36,656		Textron, Inc	689,499
13,117		Timken Co	311,004
4,925		Toro Co	205,914
1,434		Twin Disc, Inc	14,971
3,152	*	Ultratech, Inc	46,839
16,991	*	Varian Medical Systems, Inc	796,028
9,420	*	VeriFone Holdings, Inc	154,300
3,695		Watsco, Inc	180,981
29,274	*	Western Digital Corp	1,292,447
8,067		Woodward Governor Co	207,887
8,132	*	Zebra Technologies Corp (Class A)	230,624

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	104,777,853

INSTRUMENTS AND RELATED PRODUCTS - 3.35%
3,180	*	Abaxis, Inc	81,249
4,993	*	Abiomed, Inc	43,639
5,062	*	Accuray, Inc	28,398
9,131	*	Affymetrix, Inc	53,325
1,800	*	AGA Medical Holdings, Inc	26,586
46,503	*	Agilent Technologies, Inc	1,444,848
7,799	*	Align Technology, Inc	138,978
41,115		Allergan, Inc	2,590,656
3,717	*	Alphatec Holdings, Inc	19,849
10,003	*	American Medical Systems Holdings, Inc	192,958

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,275		American Science & Engineering, Inc	$96,696
1,786		Analogic Corp	68,779
2,042	*	Anaren, Inc	30,732
3,593	*	Angiodynamics, Inc	57,775
1,785	*	Argon ST, Inc	38,770
234		Atrion Corp	36,438
5,961	*	ATS Medical, Inc	19,254
2,049		Badger Meter, Inc	81,591
13,454		Bard (C.R.), Inc	1,048,067
81,668		Baxter International, Inc	4,792,279
9,284		Beckman Coulter, Inc	607,545
32,469		Becton Dickinson & Co	2,560,505
2,638	*	Bio-Rad Laboratories, Inc (Class A)	254,461
203,289	*	Boston Scientific Corp	1,829,601
2,164	*	Bovie Medical Corp	16,901
6,313	*	Bruker BioSciences Corp	76,135
1,673	*	Cantel Medical Corp	33,761
4,340	*	Cardiac Science Corp	9,678
3,126	*	CardioNet, Inc	18,568
24,392	*	CareFusion Corp	610,044
7,751	*	Cepheid, Inc	96,732
3,983	*	Clarient, Inc	10,555
2,681	*	Coherent, Inc	79,706
3,077		Cohu, Inc	42,924
3,896	*	Conmed Corp	88,829
6,045		Cooper Cos, Inc	230,435
1,698	*	Cutera, Inc	14,450
3,519	*	Cyberonics, Inc	71,928
854	*	Cynosure, Inc (Class A)	9,812
34,639		Danaher Corp	2,604,852
2,931	*	Delcath Systems, Inc	15,065
20,128		Dentsply International, Inc	707,902
5,637	*	Depomed, Inc	18,884
5,908	*	DexCom, Inc	47,737
2,440	*	Dionex Corp	180,243
1,235	*	DXP Enterprises, Inc	16,141
36,406		Eastman Kodak Co	153,633
2,242	*	Electro-Optical Sciences, Inc	23,227
5,762	*	Endologix, Inc	30,423
2,008	*	EnteroMedics, Inc	1,124
3,411		ESCO Technologies, Inc	122,284
3,853	*	Esterline Technologies Corp	157,087
9,964	*	ev3, Inc	132,920
789	*	Exactech, Inc	13,658
2,437	*	FARO Technologies, Inc	52,249
5,046	*	FEI Co	117,875
1,958	*	FGX International Holdings Ltd	38,357
20,360	*	Flir Systems, Inc	666,179
6,633	*	Formfactor, Inc	144,334
6,272	*	Fossil, Inc	210,489
15,264		Garmin Ltd	468,606
3,528	*	Haemonetics Corp	194,569

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,321	*	Hanger Orthopedic Group, Inc	$59,759
3,250	*	Harvard Bioscience, Inc	11,603
1,515	*	Herley Industries, Inc	21,043
8,584		Hillenbrand, Inc	161,723
34,340	*	Hologic, Inc	497,930
1,483	*	Home Diagnostics, Inc	9,046
1,847	*	ICU Medical, Inc	67,305
419	*	ICx Technologies, Inc	3,989
3,497	*	II-VI, Inc	111,205
16,470	*	Illumina, Inc	504,806
3,467	*	Insulet Corp	49,509
2,680	*	Integra LifeSciences Holdings Corp	98,570
5,128	*	Intuitive Surgical, Inc	1,555,425
4,074		Invacare Corp	101,606
15,121	*	ION Geophysical Corp	89,516
2,036	*	IRIS International, Inc	25,165
4,236	*	ISTA Pharmaceuticals, Inc	19,316
5,366	*	Itron, Inc	362,581
3,573	*	Ixia	26,583
948	*	Kensey Nash Corp	24,174
23,033		Kla-Tencor Corp	832,873
7,852	*	Kopin Corp	32,821
338	*	K-Tron International, Inc	36,754
1,851	*	KVH Industries, Inc	27,302
9,771	*	L-1 Identity Solutions, Inc	73,185
1,792	*	LaBarge, Inc	21,594
1,735	*	MAKO Surgical Corp	19,259
6,974	*	Masimo Corp	212,149
2,487	*	Measurement Specialties, Inc	24,994
1,341	*	Medical Action Industries, Inc	21,536
150,418		Medtronic, Inc	6,615,384
4,020	*	Merit Medical Systems, Inc	77,546
4,567	*	Mettler-Toledo International, Inc	479,489
1,584	*	Micrus Endovascular Corp	23,776
7,506	*	Millipore Corp	543,059
3,609		Mine Safety Appliances Co	95,747
6,958	*	MKS Instruments, Inc	121,139
2,170		Movado Group, Inc	21,092
2,975		MTS Systems Corp	85,502
7,761		National Instruments Corp	228,561
3,129	*	Natus Medical, Inc	46,278
2,796	*	Neogen Corp	66,014
4,256	*	Newport Corp	39,113
4,881	*	NuVasive, Inc	156,094
2,263	*	NxStage Medical, Inc	18,896
2,404	*	Orthofix International NV	74,452
7,270	*	Orthovita, Inc	25,518
381	*	OYO Geospace Corp	16,341
2,379	*	Palomar Medical Technologies, Inc	23,980
15,852		PerkinElmer, Inc	326,393
10,208	*	Resmed, Inc	533,572
1,284	*	Rochester Medical Corp	14,291

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,224		Rockwell Automation, Inc	$903,144
21,467		Rockwell Collins, Inc	1,188,413
1,897	*	Rockwell Medical Technologies, Inc	14,588
3,917	*	Rofin-Sinar Technologies, Inc	92,480
12,265		Roper Industries, Inc	642,318
2,820	*	Rudolph Technologies, Inc	18,950
2,346	*	Sirona Dental Systems, Inc	74,462
1,386	*	Somanetics Corp	24,324
2,793	*	SonoSite, Inc	65,999
3,010	*	Spectranetics Corp	20,950
46,963	*	St. Jude Medical, Inc	1,727,299
8,250	*	Star Scientific, Inc	5,775
2,943	*	Stereotaxis, Inc	11,566
8,000		STERIS Corp	223,760
45,685		Stryker Corp	2,301,153
4,705	*	Symmetry Medical, Inc	37,922
1,402	*	Synovis Life Technologies, Inc	18,100
5,068		Techne Corp	347,462
4,814	*	Teledyne Technologies, Inc	184,665
23,216	*	Teradyne, Inc	249,108
56,469	*	Thermo Electron Corp	2,693,008
7,738	*	Thoratec Corp	208,307
1,404	*	Trans1, Inc	5,546
15,988	*	Trimble Navigation Ltd	402,898
569		Utah Medical Products, Inc	16,683
3,898	*	Varian, Inc	200,903
2,153	*	Vascular Solutions, Inc	18,064
5,154	*	Veeco Instruments, Inc	170,288
2,190	*	Vital Images, Inc	27,791
10,757	*	Vivus, Inc	98,857
6,579	*	Volcano Corp	114,343
13,069	*	Waters Corp	809,755
4,910	*	Wright Medical Group, Inc	93,045
117,331		Xerox Corp	992,620
3,470	*	X-Rite, Inc	7,565
727		Young Innovations, Inc	18,015
29,157	*	Zimmer Holdings, Inc	1,723,470
2,685	*	Zoll Medical Corp	71,743
1,695	*	Zygo Corp	11,407

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	54,243,579

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
37,521		AON Corp	1,438,555
13,646		Arthur J. Gallagher & Co	307,171
15,912		Brown & Brown, Inc	285,939
3,194	*	Crawford & Co (Class B)	12,584
51,382		Hartford Financial Services Group, Inc	1,195,145
850		Life Partners Holdings, Inc	18,012
70,844		Marsh & McLennan Cos, Inc	1,564,236
6,087	*	National Financial Partners Corp	49,244
13,100	*	Verisk Analytics, Inc	396,668
1,032		White Mountains Insurance Group Ltd	343,305

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,610,859

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.38%
60,295		Aetna, Inc	$1,911,352
63,097		Aflac, Inc	2,918,236
762	*	Alleghany Corp	210,312
6,735		Allied World Assurance Holdings Ltd	310,281
72,402		Allstate Corp	2,174,956
40,710	*	Ambac Financial Group, Inc	33,789
2,090	*	American Caresource Holdings, Inc	5,016
7,935		American Equity Investment Life Holding Co	59,036
11,510		American Financial Group, Inc	287,175
16,357	*	American International Group, Inc	490,383
2,130		American National Insurance Co	254,407
1,664		American Physicians Capital, Inc	50,452
810		American Physicians Service Group, Inc	18,687
1,178	*	American Safety Insurance Holdings Ltd	17,022
7,171	*	AMERIGROUP Corp	193,330
2,489	*	Amerisafe, Inc	44,727
3,036		Amtrust Financial Services, Inc	35,886
6,588	*	Arch Capital Group Ltd	471,371
4,019	*	Argo Group International Holdings Ltd	117,114
11,237		Aspen Insurance Holdings Ltd	285,982
15,762		Assurant, Inc	464,664
16,531		Assured Guaranty Ltd	359,715
19,057		Axis Capital Holdings Ltd	541,409
975		Baldwin & Lyons, Inc (Class B)	23,995
5,049	*	Catalyst Health Solutions, Inc	184,137
5,618	*	Centene Corp	118,933
46,698		Chubb Corp	2,296,608
37,001		Cigna Corp	1,305,025
19,605		Cincinnati Financial Corp	514,435
6,538	*	Citizens, Inc (Class A)	42,693
3,480	*	CNA Financial Corp	83,520
2,171	*	CNA Surety Corp	32,326
24,995	*	Conseco, Inc	124,975
6,187		Delphi Financial Group, Inc (Class A)	138,403
1,472		Donegal Group, Inc (Class A)	22,875
1,068		Eastern Insurance Holdings, Inc	9,206
358		EMC Insurance Group, Inc	7,701
6,574		Employers Holdings, Inc	100,845
6,757		Endurance Specialty Holdings Ltd	251,563
862	*	Enstar Group Ltd	62,943
4,132		Erie Indemnity Co (Class A)	161,231
8,337		Everest Re Group Ltd	714,314
1,739		FBL Financial Group, Inc (Class A)	32,206
31,438		Fidelity National Title Group, Inc (Class A)	423,155
1,688	*	First Acceptance Corp	3,292
13,475		First American Corp	446,157
1,363		First Mercury Financial Corp	18,687
5,082		Flagstone Reinsurance Holdings Ltd	55,597
902	*	Fpic Insurance Group, Inc	34,835

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

66,064	*	Genworth Financial, Inc (Class A)	$749,826
3,638	*	Greenlight Capital Re Ltd (Class A)	85,748
1,260	*	Hallmark Financial Services	10,030
6,955		Hanover Insurance Group, Inc	309,011
2,025		Harleysville Group, Inc	64,375
15,206		HCC Insurance Holdings, Inc	425,312
13,913	*	Health Net, Inc	324,034
6,545	*	Healthspring, Inc	115,257
5,092		Horace Mann Educators Corp	63,650
23,002	*	Humana, Inc	1,009,558
675		Independence Holding Co	3,915
2,241		Infinity Property & Casualty Corp	91,074
387		Kansas City Life Insurance Co	11,513
25,055	*	Leucadia National Corp	596,058
40,974		Lincoln National Corp	1,019,433
43,296		Loews Corp	1,573,810
6,673		Maiden Holdings Ltd	48,846
1,345	*	Markel Corp	457,300
6,214		Max Re Capital Ltd	138,572
12,610	*	MBIA, Inc	50,188
7,466		Meadowbrook Insurance Group, Inc	55,248
700		Mercer Insurance Group, Inc	12,719
3,622		Mercury General Corp	142,200
77,884		Metlife, Inc	2,753,199
5,145	*	Metropolitan Health Networks, Inc	10,239
17,122	*	MGIC Investment Corp	98,965
1,846	*	Molina Healthcare, Inc	42,218
11,548		Montpelier Re Holdings Ltd	200,011
1,259		National Interstate Corp	21,353
293		National Western Life Insurance Co (Class A)	50,871
1,719	*	Navigators Group, Inc	80,982
529		NYMAGIC, Inc	8,776
32,195		Old Republic International Corp	323,238
2,838		OneBeacon Insurance Group Ltd (Class A)	39,108
9,653		PartnerRe Ltd	720,693
16,724		Phoenix Cos, Inc	46,493
6,988		Platinum Underwriters Holdings Ltd	267,571
3,736	*	PMA Capital Corp (Class A)	23,537
11,592		PMI Group, Inc	29,212
2,046		Presidential Life Corp	18,721
3,955	*	Primus Guaranty Ltd	12,063
42,125		Principal Financial Group	1,012,685
4,527	*	ProAssurance Corp	243,145
91,137	*	Progressive Corp	1,639,555
11,581		Protective Life Corp	191,666
62,182		Prudential Financial, Inc	3,094,175
11,754		Radian Group, Inc	85,922
9,961	*	RadNet, Inc	20,320
9,733		Reinsurance Group of America, Inc (Class A)	463,777
8,447		RenaissanceRe Holdings Ltd	448,958
2,542		RLI Corp	135,362
2,069		Safety Insurance Group, Inc	74,960

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,764	*	SeaBright Insurance Holdings, Inc	$31,758
7,228		Selective Insurance Group, Inc	118,901
6,646		Stancorp Financial Group, Inc	265,973
1,773		State Auto Financial Corp	32,801
2,253		Stewart Information Services Corp	25,414
11,211		Torchmark Corp	492,723
6,156		Tower Group, Inc	144,112
3,724		Transatlantic Holdings, Inc	194,058
73,746		Travelers Cos, Inc	3,676,975
2,648	*	Triple-S Management Corp (Class B)	46,605
4,504	*	United America Indemnity Ltd (Class A)	35,672
2,585		United Fire & Casualty Co	47,125
159,288		UnitedHealth Group, Inc	4,855,099
5,508		Unitrin, Inc	121,451
3,792	*	Universal American Financial Corp	44,366
1,705		Universal Insurance Holdings, Inc	10,008
44,918		UnumProvident Corp	876,799
12,804		Validus Holdings Ltd	344,940
18,204		W.R. Berkley Corp	448,547
5,720	*	WellCare Health Plans, Inc	210,267
61,512	*	WellPoint, Inc	3,585,534
189		Wesco Financial Corp	64,827
46,392		XL Capital Ltd (Class A)	850,365
4,822		Zenith National Insurance Corp	143,503

		TOTAL INSURANCE CARRIERS	54,648,234

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
2,084	*	China Fire & Security Group, Inc	28,197
15,616	*	Corrections Corp of America	383,373
6,925	*	Geo Group, Inc	151,519

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	563,089

LEATHER AND LEATHER PRODUCTS - 0.14%
43,071		Coach, Inc	1,573,385
11,920	*	CROCS, Inc	68,540
2,946	*	Genesco, Inc	80,897
9,653	*	Iconix Brand Group, Inc	122,110
2,167	*	Steven Madden Ltd	89,367
5,828	*	Timberland Co (Class A)	104,496
1,327		Weyco Group, Inc	31,370
6,770		Wolverine World Wide, Inc	184,279

		TOTAL LEATHER AND LEATHER PRODUCTS	2,254,444

LEGAL SERVICES - 0.02%
6,978	*	FTI Consulting, Inc	329,083
1,106	*	Pre-Paid Legal Services, Inc	45,434

		TOTAL LEGAL SERVICES	374,517

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
3,865	*	Emergency Medical Services Corp (Class A)	209,290

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	209,290

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

LUMBER AND WOOD PRODUCTS - 0.02%
1,343		American Woodmark Corp	$26,430
1,658		Deltic Timber Corp	76,566
17,079	*	Louisiana-Pacific Corp	119,212
709		Skyline Corp	13,046
2,441		Universal Forest Products, Inc	89,853

		TOTAL LUMBER AND WOOD PRODUCTS	325,107

METAL MINING - 0.63%
7,442	*	Allied Nevada Gold Corp	112,225
17,510		Cleveland-Cliffs, Inc	807,036
9,993	*	Coeur d’Alene Mines Corp	180,474
55,480	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	4,454,488
31,828	*	Hecla Mining Co	196,697
64,563		Newmont Mining Corp	3,054,476
8,615	*	Paramount Gold and Silver Corp	12,492
10,332	*	Patriot Coal Corp	159,733
6,732	*	Rosetta Resources, Inc	134,169
4,956		Royal Gold, Inc	233,428
4,822	*	ShengdaTech, Inc	29,559
23,871		Southern Copper Corp	785,595
5,111	*	Stillwater Mining Co	48,452
6,264	*	Uranerz Energy Corp	8,143
10,386	*	US Gold Corp	25,757

		TOTAL METAL MINING	10,242,724

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
2,671		Armstrong World Industries, Inc	103,982
661		Blyth, Inc	22,289
9,582		Callaway Golf Co	72,248
3,991		Daktronics, Inc	36,757
16,957		Hasbro, Inc	543,641
5,349	*	Intrepid Potash, Inc	156,030
3,384	*	Jakks Pacific, Inc	41,014
11,761		Jarden Corp	363,533
5,826	*	Leapfrog Enterprises, Inc	22,780
589		Marine Products Corp	2,904
48,597		Mattel, Inc	970,969
674		Oil-Dri Corp of America	10,447
2,895	*	RC2 Corp	42,701
6,954	*	Shuffle Master, Inc	57,301
773	*	Steinway Musical Instruments, Inc	12,298

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,458,894

MISCELLANEOUS RETAIL - 1.61%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	18,266
2,597	*	Allion Healthcare, Inc	17,036
44,361	*	Amazon.com, Inc	5,967,441
4,851		Barnes & Noble, Inc	92,509
2,789		Big 5 Sporting Goods Corp	47,915
1,754	*	Blue Nile, Inc	111,081

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,908	*	Borders Group, Inc	$11,691
1,412	*	Build-A-Bear Workshop, Inc	6,905
4,945	*	Cabela’s, Inc	70,516
3,852		Cash America International, Inc	134,666
7,525	*	CKX, Inc	39,657
8,709	*	Coldwater Creek, Inc	38,842
195,219		CVS Corp	6,288,005
11,390	*	Dick’s Sporting Goods, Inc	283,269
11,751	*	Dollar Tree, Inc	567,573
9,521	*	Drugstore.Com	29,420
6,048	*	Ezcorp, Inc (Class A)	104,086
1,909	*	Fuqi International, Inc	34,267
1,564	*	Gaiam, Inc (Class A)	12,027
3,917	*	GSI Commerce, Inc	99,453
3,980	*	Hibbett Sports, Inc	87,520
5,105	*	HSN, Inc	103,070
3,430	*	Jo-Ann Stores, Inc	124,303
1,841	*	Kirkland’s, Inc	31,978
6,639	*	Marvel Entertainment, Inc	359,037
5,797		MSC Industrial Direct Co (Class A)	272,459
4,268		Nutri/System, Inc	133,034
37,582	*	Office Depot, Inc	242,404
10,602	*	OfficeMax, Inc	134,539
2,090	*	Overstock.com, Inc	28,340
2,047	*	PC Mall, Inc	10,685
17,062		Petsmart, Inc	455,385
5,847	*	Priceline.com, Inc	1,277,570
2,357		Pricesmart, Inc	48,177
79,201	*	Rite Aid Corp	119,594
2,731	*	Shutterfly, Inc	48,639
11,549		Signet Jewelers Ltd	308,589
1,595	*	Stamps.com, Inc	14,355
96,593		Staples, Inc	2,375,222
1,478		Systemax, Inc	23,219
16,812		Tiffany & Co	722,916
1,200	*	Vitamin Shoppe, Inc	26,688
132,803		Walgreen Co	4,876,526
7,994		World Fuel Services Corp	214,159
4,763	*	Zale Corp	12,955
2,519	*	Zumiez, Inc	32,042

		TOTAL MISCELLANEOUS RETAIL	26,058,030

MOTION PICTURES - 0.74%
1,582	*	Ascent Media Corp (Series A)	40,388
4,057	*	Avid Technology, Inc	51,767
2,152	*	Carmike Cinemas, Inc	16,269
3,892		Cinemark Holdings, Inc	55,928
38,107	*	Discovery Communications, Inc (Class C)	1,010,598
9,818	*	DreamWorks Animation SKG, Inc (Class A)	392,230
13,709	*	Macrovision Solutions Corp	436,907
5,561		National CineMedia, Inc	92,146
307,052		News Corp (Class A)	4,203,542

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,943		Regal Entertainment Group (Class A)	$158,017
1,223	*	Rentrak Corp	21,610
11,893		Scripps Networks Interactive (Class A)	493,560
161,532		Time Warner, Inc	4,707,041
20,267	*	tw telecom inc (Class A)	347,376

		TOTAL MOTION PICTURES	12,027,379

NONDEPOSITORY INSTITUTIONS - 0.77%
6,039		Advance America Cash Advance Centers, Inc	33,577
39,520	*	American Capital Ltd	96,429
136,930		American Express Co	5,548,403
12,250	*	AmeriCredit Corp	233,240
22,075		Apollo Investment Corp	210,375
14,677		Ares Capital Corp	182,729
2,255		BlackRock Kelso Capital Corp	19,213
4,773	*	Boise, Inc	25,345
60,938		Capital One Financial Corp	2,336,362
34,045		CapitalSource, Inc	135,159
89,769		Chimera Investment Corp	348,304
3,519		CompuCredit Corp	11,718
820	*	Credit Acceptance Corp	34,522
1,500		Cypress Sharpridge Investments, Inc	20,265
72,656		Discover Financial Services	1,068,769
4,463	*	Doral Financial Corp	16,201
1,573	*	Encore Capital Group, Inc	27,370
3,883		Financial Federal Corp	106,783
2,987	*	First Cash Financial Services, Inc	66,282
10,705	*	First Marblehead Corp	22,802
2,486		Gladstone Investment Corp	11,336
24,636		GLG Partners, Inc	79,328
10,264	*	Heckmann Corp	51,217
4,585		Hercules Technology Growth Capital, Inc	47,638
2,967	*	Information Services Group, Inc	9,405
4,907		Kohlberg Capital Corp	22,376
12,946		Lender Processing Services, Inc	526,385
8,726	*	MCG Capital Corp	37,696
1,650		Medallion Financial Corp	13,481
3,467	*	Mercadolibre, Inc	179,833
2,474		Nelnet, Inc (Class A)	42,627
3,731	*	NewStar Financial, Inc	14,626
2,416		NGP Capital Resources Co	19,642
7,334	*	Ocwen Financial Corp	70,186
2,149		PennantPark Investment Corp	19,169
6,772	*	PHH Corp	109,096
63,393	*	SLM Corp	714,439
408		Student Loan Corp	19,001
3,545		TICC Capital Corp	21,447
669	*	Tree.com, Inc	6,121
968		Triangle Capital Corp	11,703
1,952	*	World Acceptance Corp	69,940

		TOTAL NONDEPOSITORY INSTITUTIONS	12,640,540

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
3,417		AMCOL International Corp	$97,111
4,883	*	Cardium Therapeutics, Inc	3,320
4,442		Compass Minerals International, Inc	298,458
9,018	*	General Moly, Inc	18,757
230	*	United States Lime & Minerals, Inc	7,942
16,939		Vulcan Materials Co	892,178

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,317,766

OIL AND GAS EXTRACTION - 4.68%
67,152		Anadarko Petroleum Corp	4,191,628
44,829		Apache Corp	4,625,007
1,359		APCO Argentina, Inc	30,034
2,354	*	Approach Resources, Inc	18,173
4,975	*	Arena Resources, Inc	214,522
9,037		Atlas America, Inc	272,646
5,234	*	ATP Oil & Gas Corp	95,678
7,382	*	Atwood Oceanics, Inc	264,645
42,035		Baker Hughes, Inc	1,701,577
4,244	*	Basic Energy Services, Inc	37,772
5,782		Berry Petroleum Co (Class A)	168,545
4,983	*	Bill Barrett Corp	155,021
39,633		BJ Services Co	737,174
10,529	*	Boots & Coots, Inc	17,373
11,595	*	Brigham Exploration Co	157,112
3,630	*	Bronco Drilling Co, Inc	18,404
13,877		Cabot Oil & Gas Corp	604,898
6,613	*	Cal Dive International, Inc	49,994
32,619	*	Cameron International Corp	1,363,474
3,623	*	Carrizo Oil & Gas, Inc	95,973
11,138	*	Cheniere Energy, Inc	26,954
84,747		Chesapeake Energy Corp	2,193,252
11,295		Cimarex Energy Co	598,296
984	*	Clayton Williams Energy, Inc	34,479
3,296	*	CNX Gas Corp	97,298
7,574	*	Complete Production Services, Inc	98,462
6,161	*	Comstock Resources, Inc	249,952
10,258	*	Concho Resources, Inc	460,584
1,680	*	Contango Oil & Gas Co	78,977
4,202	*	Continental Resources, Inc	180,224
887	*	CREDO Petroleum Corp	8,249
1,288	*	Dawson Geophysical Co	29,766
25,397	*	Delta Petroleum Corp	26,413
33,336	*	Denbury Resources, Inc	493,373
59,891		Devon Energy Corp	4,401,989
9,147		Diamond Offshore Drilling, Inc	900,248
7,440	*	Encore Acquisition Co	357,269
12,821	*	Endeavour International Corp	13,847
4,349	*	Energy Recovery, Inc	29,921
33,781		EOG Resources, Inc	3,286,891
17,739		Equitable Resources, Inc	779,097
18,601		EXCO Resources, Inc	394,899

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,973	*	Exterran Holdings, Inc	$171,021
15,133	*	Forest Oil Corp	336,709
7,649	*	FX Energy, Inc	21,800
1,462	*	Geokinetics, Inc	14,064
1,428	*	Georesources, Inc	19,506
13,946	*	Global Industries Ltd	99,435
3,420	*	GMX Resources, Inc	46,991
3,236	*	Goodrich Petroleum Corp	78,797
4,048	*	Gulfport Energy Corp	46,350
121,018		Halliburton Co	3,641,432
4,650	*	Harvest Natural Resources, Inc	24,599
13,920	*	Helix Energy Solutions Group, Inc	163,560
14,122		Helmerich & Payne, Inc	563,185
15,439	*	Hercules Offshore, Inc	73,798
139	*	Isramco, Inc	9,939
1,025		Kayne Anderson Energy Development Co	14,914
16,683	*	Key Energy Services, Inc	146,644
13,903	*	Mariner Energy, Inc	161,414
10,931	*	McMoRan Exploration Co	87,667
38,190	*	Nabors Industries Ltd	835,979
56,429		National Oilwell Varco, Inc	2,487,955
17,982	*	Newfield Exploration Co	867,272
11,506	*	Newpark Resources, Inc	48,670
23,495		Noble Energy, Inc	1,673,314
4,736	*	Northern Oil And Gas, Inc	56,074
109,033		Occidental Petroleum Corp	8,869,834
7,420	*	Oceaneering International, Inc	434,218
20,610	*	Oilsands Quest, Inc	23,702
839		Panhandle Oil and Gas, Inc (Class A)	21,730
16,430	*	Parker Drilling Co	81,329
20,544		Patterson-UTI Energy, Inc	315,350
6,365		Penn Virginia Corp	135,511
40,800	*	PetroHawk Energy Corp	978,792
2,930	*	Petroleum Development Corp	53,355
6,790	*	Petroquest Energy, Inc	41,623
6,202	*	Pioneer Drilling Co	48,996
15,460		Pioneer Natural Resources Co	744,708
18,651	*	Plains Exploration & Production Co	515,887
2,764	*	PowerSecure International, Inc	19,928
23,541	*	Pride International, Inc	751,193
280	*	PrimeEnergy Corp	10,189
15,925	*	Quicksilver Resources, Inc	239,034
21,227		Range Resources Corp	1,058,166
2,897	*	Rex Energy Corp	34,764
15,160		Rowan Cos, Inc	343,222
3,480		RPC, Inc	36,192
160,913		Schlumberger Ltd	10,473,826
2,767	*	SEACOR Holdings, Inc	210,984
1,971	*	Seahawk Drilling, Inc	44,426
33,392		Smith International, Inc	907,261
46,378	*	Southwestern Energy Co	2,235,420
8,356		St. Mary Land & Exploration Co	286,109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,403	*	Stone Energy Corp	$97,524
10,362	*	Sulphco, Inc	6,943
10,423	*	Superior Energy Services	253,175
2,145	*	Superior Well Services, Inc	30,588
5,242	*	Swift Energy Co	125,598
10,677	*	Syntroleum Corp	28,401
10,099	*	Tetra Technologies, Inc	111,897
4,106	*	TGC Industries, Inc	16,054
7,039		Tidewater, Inc	337,520
3,713		Toreador Resources Corp	36,759
1,437	*	Union Drilling, Inc	8,981
5,395	*	Unit Corp	229,288
8,415		Vaalco Energy, Inc	38,288
2,440	*	Venoco, Inc	31,818
4,456		W&T Offshore, Inc	52,135
16,762	*	Warren Resources, Inc	41,067
6,809	*	Whiting Petroleum Corp	486,503
5,721	*	Willbros Group, Inc	96,513
78,235		XTO Energy, Inc	3,640,275
1,900	*	Zion Oil & Gas, Inc	13,585

		TOTAL OIL AND GAS EXTRACTION	75,849,840

PAPER AND ALLIED PRODUCTS - 0.53%
14,631		Bemis Co	433,809
4,583	*	Buckeye Technologies, Inc	44,730
7,167	*	Cenveo, Inc	62,711
5,532	*	Domtar Corporation	306,528
6,091		Glatfelter	74,006
16,329	*	Graphic Packaging Holding Co	56,662
4,503		Greif, Inc (Class A)	243,072
58,608		International Paper Co	1,569,522
2,612	*	Kapstone Paper and Packaging Corp	25,728
55,294		Kimberly-Clark Corp	3,522,781
23,195		MeadWestvaco Corp	664,073
1,522		Neenah Paper, Inc	21,232
604	*	Orchids Paper Products Co	12,092
13,720		Packaging Corp of America	315,697
5,193		Rock-Tenn Co (Class A)	261,779
2,329		Schweitzer-Mauduit International, Inc	163,845
13,528		Sonoco Products Co	395,694
14,264		Temple-Inland, Inc	301,113
6,546		Wausau Paper Corp	75,934

		TOTAL PAPER AND ALLIED PRODUCTS	8,551,008

PERSONAL SERVICES - 0.16%
17,810		Cintas Corp	463,950
3,925	*	Coinstar, Inc	109,037
626		CPI Corp	7,687
2,660		G & K Services, Inc (Class A)	66,846
46,054		H&R Block, Inc	1,041,742
4,281		Jackson Hewitt Tax Service, Inc	18,836
1,501	*	Mac-Gray Corp	15,460

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,647		Regis Corp	$119,064
12,577	*	Sally Beauty Holdings, Inc	96,214
33,720		Service Corp International	276,167
1,921	*	Steiner Leisure Ltd	76,379
1,944		Unifirst Corp	93,526
4,466		Weight Watchers International, Inc	130,228

		TOTAL PERSONAL SERVICES	2,515,136

PETROLEUM AND COAL PRODUCTS - 5.31%
1,357		Alon USA Energy, Inc	9,282
10,060		Ashland, Inc	398,577
269,744		Chevron Corp	20,767,591
199,299		ConocoPhillips	10,178,200
2,692	*	CVR Energy, Inc	18,467
874		Delek US Holdings, Inc	5,952
656,970	d	Exxon Mobil Corp	44,798,785
13,645		Frontier Oil Corp	164,286
26,867	*	Gran Tierra Energy, Inc	153,948
1,260	*	Green Plains Renewable Energy, Inc	18,736
7,698	*	Headwaters, Inc	50,191
39,189		Hess Corp	2,370,935
5,556		Holly Corp	142,400
95,538		Marathon Oil Corp	2,982,696
25,867		Murphy Oil Corp	1,401,991
1,178		Quaker Chemical Corp	24,314
16,179	*	SandRidge Energy, Inc	152,568
15,661		Sunoco, Inc	408,752
17,975		Tesoro Corp	243,561
76,365		Valero Energy Corp	1,279,114
7,090		Walter Industries, Inc	533,948
2,698		WD-40 Co	87,307
6,785	*	Western Refining, Inc	31,957

		TOTAL PETROLEUM AND COAL PRODUCTS	86,223,558

PIPELINES, EXCEPT NATURAL GAS - 0.11%
87,423		Spectra Energy Corp	1,793,046

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,793,046

PRIMARY METAL INDUSTRIES - 0.70%
14,693		AK Steel Holding Corp	313,696
130,931		Alcoa, Inc	2,110,607
12,699		Allegheny Technologies, Inc	568,534
6,136		Belden CDT, Inc	134,501
2,402	*	Brush Engineered Materials, Inc	44,533
5,721		Carpenter Technology Corp	154,181
6,598	*	Century Aluminum Co	106,822
12,538	*	CommScope, Inc	332,633
2,476		Encore Wire Corp	52,169
2,169	*	Fushi Copperweld, Inc	21,950
7,032	*	General Cable Corp	206,881
3,066	*	General Steel Holdings, Inc	13,521
3,880		Gibraltar Industries, Inc	61,032

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,635		Haynes International, Inc	$53,906
6,022	*	Horsehead Holding Corp	76,781
7,653		Hubbell, Inc (Class B)	361,987
4,217		Matthews International Corp (Class A)	149,409
5,352	*	Metalico, Inc	26,332
4,809		Mueller Industries, Inc	119,456
1,181	*	Northwest Pipe Co	31,722
42,527		Nucor Corp	1,983,885
1,023		Olympic Steel, Inc	33,329
18,908		Precision Castparts Corp	2,086,499
3,890	*	RTI International Metals, Inc	97,911
2,903		Schnitzer Steel Industries, Inc (Class A)	138,473
29,126		Steel Dynamics, Inc	516,113
5,190	*	Sutor Technology Group Ltd	13,805
3,063		Texas Industries, Inc	107,174
11,385		Titanium Metals Corp	142,540
3,792		Tredegar Corp	59,989
19,520		United States Steel Corp	1,075,942
682	*	Universal Stainless & Alloy	12,863
6,804	*	Uranium Energy Corp	25,719
8,327		Worthington Industries, Inc	108,834

		TOTAL PRIMARY METAL INDUSTRIES	11,343,729

PRINTING AND PUBLISHING - 0.33%
8,909	*	ACCO Brands Corp	64,858
5,245		American Greetings Corp (Class A)	114,289
12,442		Belo (A.H.) Corp (Class A)	67,684
5,853		Bowne & Co, Inc	39,098
3,609	*	China Information Security Technology, Inc	22,231
1,303	*	Consolidated Graphics, Inc	45,631
1,056		Courier Corp	15,048
1,272		CSS Industries, Inc	24,728
3,928	*	Dolan Media Co	40,105
6,952		Dun & Bradstreet Corp	586,541
3,317		Ennis, Inc	55,692
4,154	*	EW Scripps Co (Class A)	28,912
31,177		Gannett Co, Inc	462,978
5,553		Harte-Hanks, Inc	59,861
5,645		John Wiley & Sons, Inc (Class A)	236,413
9,251		Journal Communications, Inc (Class A)	35,986
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	17,497
42,650		McGraw-Hill Cos, Inc	1,429,203
4,384		Meredith Corp	135,246
13,561	*	MSCI, Inc (Class A)	431,240
943		Multi-Color Corp	11,514
13,921		New York Times Co (Class A)	172,064
3,425	*	Playboy Enterprises, Inc (Class B)	10,960
3,992		Primedia, Inc	14,411
27,462		R.R. Donnelley & Sons Co	611,580
2,005		Schawk, Inc (Class A)	27,268
3,036		Scholastic Corp	90,564
1,542		Standard Register Co	7,864

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,500	*	Valassis Communications, Inc	$118,690
838		Washington Post Co (Class B)	368,384

		TOTAL PRINTING AND PUBLISHING	5,346,540

RAILROAD TRANSPORTATION - 0.84%
35,470		Burlington Northern Santa Fe Corp	3,498,051
53,083		CSX Corp	2,573,995
4,940	*	Genesee & Wyoming, Inc (Class A)	161,242
12,261	*	Kansas City Southern Industries, Inc	408,169
48,775		Norfolk Southern Corp	2,556,786
2,900	*	RailAmerica, Inc	35,380
68,051		Union Pacific Corp	4,348,458

		TOTAL RAILROAD TRANSPORTATION	13,582,081

REAL ESTATE - 0.09%
31,631	*	CB Richard Ellis Group, Inc (Class A)	429,232
4,506	*	China Housing & Land Development, Inc	18,610
570		Consolidated-Tomoka Land Co	19,916
3,543		DuPont Fabros Technology, Inc	63,739
15,066	*	Forest City Enterprises, Inc (Class A)	177,477
4,924	*	Forestar Real Estate Group, Inc	108,230
1,000		Government Properties Income Trust	22,980
5,592		Jones Lang LaSalle, Inc	337,757
2,864	*	LoopNet, Inc	28,468
2,303	*	Reading International, Inc	9,327
12,379	*	St. Joe Co	357,629
9,077		Stewart Enterprises, Inc (Class A)	46,747

		TOTAL REAL ESTATE	1,620,112

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
4,115		A. Schulman, Inc	83,041
650	*	AEP Industries, Inc	24,882
7,718		Cooper Tire & Rubber Co	154,746
1,778	*	Deckers Outdoor Corp	180,858
32,395	*	Goodyear Tire & Rubber Co	456,770
4,132	*	Metabolix, Inc	45,741
37,173		Newell Rubbermaid, Inc	557,966
21,495		Sealed Air Corp	469,880
4,431	*	Skechers U.S.A., Inc (Class A)	130,316
3,615		Spartech Corp	37,090
5,297		Titan International, Inc	42,959
2,290	*	Trex Co, Inc	44,884
8,490		Tupperware Corp	395,379
4,483		West Pharmaceutical Services, Inc	175,734

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,800,246

SECURITY AND COMMODITY BROKERS - 2.43%
34,582		Ameriprise Financial, Inc	1,342,473
3,700	*	Artio Global Investors, Inc	94,313
4,192		BlackRock, Inc	973,382
8,673	*	Broadpoint Securities Group, Inc	38,682
19,009		Broadridge Financial Solutions, Inc	428,843

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,140		Calamos Asset Management, Inc (Class A)	$36,204
128,188		Charles Schwab Corp	2,412,498
8,962		CME Group, Inc	3,010,784
2,302		Cohen & Steers, Inc	52,578
2,050	*	Cowen Group, Inc	12,136
230		Diamond Hill Investment Group, Inc	14,773
2,125		Duff & Phelps Corp	38,803
198,675	*	E*Trade Financial Corp	347,681
15,600		Eaton Vance Corp	474,396
1,720		Epoch Holding Corp	17,974
1,369		Evercore Partners, Inc (Class A)	41,618
2,781	*	FBR Capital Markets Corp	17,187
11,814		Federated Investors, Inc (Class B)	324,885
2,534		Fifth Street Finance Corp	27,215
20,425		Franklin Resources, Inc	2,151,774
918		GAMCO Investors, Inc (Class A)	44,330
9,191		GFI Group, Inc	42,003
67,813		Goldman Sachs Group, Inc	11,449,546
2,818		Greenhill & Co, Inc	226,116
5,291	*	Interactive Brokers Group, Inc (Class A)	93,757
9,875	*	IntercontinentalExchange, Inc	1,108,963
2,054	*	International Assets Holding Corp	29,865
56,342		Invesco Ltd	1,323,474
5,637	*	Investment Technology Group, Inc	111,049
24,392		Janus Capital Group, Inc	328,072
15,537	*	Jefferies Group, Inc	368,693
1,865		JMP Group, Inc	18,128
4,543	*	KBW, Inc	124,296
12,211	*	Knight Capital Group, Inc (Class A)	188,049
10,177	*	LaBranche & Co, Inc	28,903
10,240		Lazard Ltd (Class A)	388,813
21,442		Legg Mason, Inc	646,691
4,116		MarketAxess Holdings, Inc	57,212
13,798	*	MF Global Ltd	95,896
182,759		Morgan Stanley	5,409,666
2,651	*	Morningstar, Inc	128,149
18,128	*	Nasdaq Stock Market, Inc	359,297
35,259		NYSE Euronext	892,053
1,247		Oppenheimer Holdings, Inc	41,425
5,501		optionsXpress Holdings, Inc	84,990
2,573	*	Penson Worldwide, Inc	23,311
2,543	*	Piper Jaffray Cos	128,701
2,515	*	Pzena Investment Management, Inc (Class A)	20,472
13,100		Raymond James Financial, Inc	311,387
1,329		Sanders Morris Harris Group, Inc	7,310
15,956		SEI Investments Co	279,549
4,023	*	Stifel Financial Corp	238,323
4,033		SWS Group, Inc	48,799
34,628		T Rowe Price Group, Inc	1,843,941
35,436	*	TD Ameritrade Holding Corp	686,750
7		Teton Advisors, Inc	112
3,474	*	Thomas Weisel Partners Group, Inc	13,132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,719		US Global Investors, Inc (Class A)	$21,161
65		Value Line, Inc	1,632
11,515		Waddell & Reed Financial, Inc (Class A)	351,668
606		Westwood Holdings Group, Inc	22,022

		TOTAL SECURITY AND COMMODITY BROKERS	39,445,905

SOCIAL SERVICES - 0.00%**
2,148	*	Capital Senior Living Corp	10,783
1,666	*	Providence Service Corp	26,323
3,295	*	Res-Care, Inc	36,904

		TOTAL SOCIAL SERVICES	74,010

SPECIAL TRADE CONTRACTORS - 0.09%
445		Alico, Inc	12,665
3,956	*	AsiaInfo Holdings, Inc	120,539
3,062		Chemed Corp	146,884
5,071		Comfort Systems USA, Inc	62,576
5,343	*	Dycom Industries, Inc	42,904
9,003	*	EMCOR Group, Inc	242,181
5,258	*	Insituform Technologies, Inc (Class A)	119,462
1,267	*	Integrated Electrical Services, Inc	7,412
2,505	*	Layne Christensen Co	71,919
28,073	*	Quanta Services, Inc	585,041

		TOTAL SPECIAL TRADE CONTRACTORS	1,411,583

STONE, CLAY, AND GLASS PRODUCTS - 0.41%
3,287		Apogee Enterprises, Inc	46,018
3,360	*	Cabot Microelectronics Corp	110,746
2,501		CARBO Ceramics, Inc	170,493
209,735		Corning, Inc	4,049,982
5,882		Eagle Materials, Inc	153,226
18,425		Gentex Corp	328,886
6,036		Martin Marietta Materials, Inc	539,679
11,443	*	Owens Corning, Inc	293,399
22,813	*	Owens-Illinois, Inc	749,863
6,558	*	US Concrete, Inc	5,968
5,658	*	USG Corp	79,495

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,527,755

TEXTILE MILL PRODUCTS - 0.04%
3,817		Albany International Corp (Class A)	85,730
7,114		Interface, Inc (Class A)	59,117
7,439	*	Mohawk Industries, Inc	354,097
1,411		Oxford Industries, Inc	29,179

		TOTAL TEXTILE MILL PRODUCTS	528,123

TOBACCO PRODUCTS - 1.30%
277,910		Altria Group, Inc	5,455,373
20,353		Fortune Brands, Inc	879,250
22,535		Lorillard, Inc	1,807,983

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

264,066		Philip Morris International, Inc	$12,725,341
3,464		Universal Corp	157,993
5,730		Vector Group Ltd	80,220

		TOTAL TOBACCO PRODUCTS	21,106,160

TRANSPORTATION BY AIR - 0.50%
1,495	*	Air Methods Corp	50,262
9,152	*	Air Transport Services Group, Inc	24,161
18,452	*	Airtran Holdings, Inc	96,319
5,025	*	Alaska Air Group, Inc	173,664
1,725	*	Allegiant Travel Co	81,368
45,297	*	AMR Corp	350,146
2,378	*	Atlas Air Worldwide Holdings, Inc	88,581
4,798	*	Bristow Group, Inc	184,483
18,746	*	Continental Airlines, Inc (Class B)	335,928
4,136		Copa Holdings S.A. (Class A)	225,288
102,925	*	Delta Air Lines, Inc	1,171,287
42,029		FedEx Corp	3,507,321
7,371	*	Hawaiian Holdings, Inc	51,597
34,376	*	JetBlue Airways Corp	187,349
1,339	*	PHI, Inc	27,717
2,358	*	Republic Airways Holdings, Inc	17,426
7,552		Skywest, Inc	127,780
96,919		Southwest Airlines Co	1,107,784
22,597	*	UAL Corp	291,727
22,568	*	US Airways Group, Inc	109,229

		TOTAL TRANSPORTATION BY AIR	8,209,417

TRANSPORTATION EQUIPMENT - 2.34%
3,055		A.O. Smith Corp	132,556
5,269	*	AAR Corp	121,082
1,800	*	Aerovironment, Inc	52,344
6,120		American Axle & Manufacturing Holdings, Inc	49,082
961		American Railcar Industries, Inc	10,590
2,224	*	Amerigon, Inc (Class A)	17,659
10,413		ArvinMeritor, Inc	116,417
2,451	*	ATC Technology Corp	58,456
11,389	*	Autoliv, Inc	493,827
12,655	*	BE Aerospace, Inc	297,392
98,041		Boeing Co	5,306,958
11,929		Brunswick Corp	151,618
6,970		Clarcor, Inc	226,107
2,519	*	Cogo Group, Inc	18,565
19,145	*	Dana Holding Corp	207,532
1,327	*	Dorman Products, Inc	20,781
1,185		Ducommun, Inc	22,171
2,738	*	Federal Mogul Corp (Class A)	47,367
6,405		Federal Signal Corp	38,558
9,519	*	Force Protection, Inc	49,594
421,428	*	Ford Motor Co	4,214,279
1,243		Freightcar America, Inc	24,649
2,005	*	Fuel Systems Solutions, Inc	82,686

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,305	*	GenCorp, Inc	$44,135
46,682		General Dynamics Corp	3,182,312
21,082		Genuine Parts Co	800,273
16,790		Goodrich Corp	1,078,758
2,484		Greenbrier Cos, Inc	25,784
3,220		Group 1 Automotive, Inc	91,287
31,798		Harley-Davidson, Inc	801,310
10,747		Harsco Corp	346,376
3,060		Heico Corp	135,650
100,417		Honeywell International, Inc	3,936,346
3,347		Kaman Corp	77,282
1,159	*	LMI Aerospace, Inc	15,415
42,942		Lockheed Martin Corp	3,235,680
1,233	*	Miller Industries, Inc	13,995
8,410	*	Navistar International Corp	325,047
7,346	*	Orbital Sciences Corp	112,100
12,129		Oshkosh Truck Corp	449,137
48,086		Paccar, Inc	1,744,079
3,995		Polaris Industries, Inc	174,302
887		Portec Rail Products, Inc	9,500
5,231		Spartan Motors, Inc	29,451
14,075	*	Spirit Aerosystems Holdings, Inc (Class A)	279,530
2,028	*	Standard Motor Products, Inc	17,279
3,010		Superior Industries International, Inc	46,053
7,973	*	Tenneco, Inc	141,361
4,543		Thor Industries, Inc	142,650
1,918	*	Todd Shipyards Corp	32,146
5,429		TransDigm Group, Inc	257,823
10,485		Trinity Industries, Inc	182,858
2,272		Triumph Group, Inc	109,624
7,936	*	TRW Automotive Holdings Corp	189,512
112,942		United Technologies Corp	7,839,304
6,517		Westinghouse Air Brake Technologies Corp	266,154
3,942	*	Winnebago Industries, Inc	48,092
2,429	*	Wonder Auto Technology, Inc	28,565

		TOTAL TRANSPORTATION EQUIPMENT	37,969,440

TRANSPORTATION SERVICES - 0.19%
1,972		Ambassadors Group, Inc	26,208
22,960		CH Robinson Worldwide, Inc	1,348,440
1,114	*	Dynamex, Inc	20,163
28,782		Expeditors International Washington, Inc	999,599
6,316		GATX Corp	181,585
5,377	*	Hub Group, Inc (Class A)	144,265
5,100	*	Interval Leisure Group, Inc	63,597
3,552	*	Orbitz Worldwide, Inc	26,072
7,266		Pacer International, Inc	22,961
1,859	*	Universal Travel Group	18,850
13,553		UTI Worldwide, Inc	194,079

		TOTAL TRANSPORTATION SERVICES	3,045,819

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.43%
3,275		Arkansas Best Corp	$96,383
2,215	*	Celadon Group, Inc	24,033
6,499		Con-way, Inc	226,880
3,746		Forward Air Corp	93,837
7,095		Heartland Express, Inc	108,341
11,693		J.B. Hunt Transport Services, Inc	377,333
7,003		Landstar System, Inc	271,506
2,648	*	Marten Transport Ltd	47,532
3,775	*	Old Dominion Freight Line	115,893
174	*	Patriot Transportation Holding, Inc	16,436
1,527	*	Saia, Inc	22,630
93,364		United Parcel Service, Inc (Class B)	5,356,292
575		Universal Truckload Services, Inc	10,408
973	*	USA Truck, Inc	12,182
5,767		Werner Enterprises, Inc	114,129
7,716	*	YRC Worldwide, Inc	6,480

		TOTAL TRUCKING AND WAREHOUSING	6,900,295

WATER TRANSPORTATION - 0.25%
5,328		Alexander & Baldwin, Inc	182,378
1,004	*	American Commercial Lines, Inc	18,403
59,133	*	Carnival Corp	1,873,924
6,431		DHT Maritime, Inc	23,666
8,643	*	Eagle Bulk Shipping, Inc	42,783
6,702		Frontline Ltd	183,099
3,523		Genco Shipping & Trading Ltd	78,845
6,308		General Maritime Corp	44,093
4,325		Golar LNG Ltd	55,447
3,271	*	Gulfmark Offshore, Inc	92,602
6,833		Horizon Lines, Inc (Class A)	38,060
3,269	*	Hornbeck Offshore Services, Inc	76,102
666		International Shipholding Corp	20,693
7,199	*	Kirby Corp	250,741
2,293		Knightsbridge Tankers Ltd	30,405
5,461		Nordic American Tanker Shipping	163,830
11,179	*	Odyssey Marine Exploration, Inc	15,762
2,995		Overseas Shipholding Group, Inc	131,630
17,752	*	Royal Caribbean Cruises Ltd	448,771
5,889		Ship Finance International Ltd	80,267
2,383	*	TBS International Ltd (Class A)	17,515
5,430		Teekay Corp	126,030
1,432		Teekay Tankers Ltd (Class A)	12,215
3,322	*	Ultrapetrol Bahamas Ltd	15,813

		TOTAL WATER TRANSPORTATION	4,023,074

WHOLESALE TRADE-DURABLE GOODS - 0.39%
3,013		Agilysys, Inc	27,418
5,895		Applied Industrial Technologies, Inc	130,103
16,199	*	Arrow Electronics, Inc	479,653
6,078		Barnes Group, Inc	102,718
6,350	*	Beacon Roofing Supply, Inc	101,600
1,660	*	Bluelinx Holdings, Inc	4,598

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,599		BorgWarner, Inc	$518,200
940	*	Cardtronics, Inc	10,406
2,330		Castle (A.M.) & Co	31,898
1,783	*	Chindex International, Inc	25,194
776		Communications Systems, Inc	9,653
3,833	*	Conceptus, Inc	71,907
2,284	*	DemandTec, Inc	20,031
3,160	*	Digi International, Inc	28,819
2,622	*	Drew Industries, Inc	54,144
763		Eastern Co	10,247
3,690	*	Emdeon, Inc	56,273
3,869	*	Hansen Medical, Inc	11,723
2,261		Houston Wire & Cable Co	26,906
21,959	*	Ingram Micro, Inc (Class A)	383,186
5,989	*	Insight Enterprises, Inc	68,394
4,398	*	Interline Brands, Inc	75,953
7,741		Knight Transportation, Inc	149,324
427		Lawson Products, Inc	7,537
19,031	*	LKQ Corp	372,818
5,334	*	MedAssets, Inc	113,134
3,374	*	Merge Healthcare, Inc	11,337
1,495	*	MWI Veterinary Supply, Inc	56,362
5,689		Owens & Minor, Inc	244,229
13,639	*	Patterson Cos, Inc	381,619
6,301		PEP Boys - Manny Moe & Jack	53,306
6,617		Pool Corp	126,252
8,256	*	PSS World Medical, Inc	186,338
8,422		Reliance Steel & Aluminum Co	363,999
9,439		Solera Holdings, Inc	339,898
1,160		Sport Supply Group, Inc	14,604
6,700	*	Talecris Biotherapeutics Holdings Corp	149,209
6,829	*	Tech Data Corp	318,641
1,730	*	Titan Machinery, Inc	19,964
4,598	*	TomoTherapy, Inc	17,932
3,552	*	Tyler Technologies, Inc	70,720
8,122		W.W. Grainger, Inc	786,453
5,722	*	WESCO International, Inc	154,551
1,913	*	West Marine, Inc	15,419
960	*	Willis Lease Finance Corp	14,400

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,217,070

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
2,783		Aceto Corp	14,332
11,025		Airgas, Inc	524,790
4,723	*	Akorn, Inc	8,454
10,904	*	Alliance One International, Inc	53,212
7,581		Allscripts Healthcare Solutions, Inc	153,364
2,362		Andersons, Inc	60,987
8,660	*	Bare Escentuals, Inc	105,912
5,334	*	BioScrip, Inc	44,592
4,326	*	BMP Sunstone Corp	24,615
12,212		Brown-Forman Corp (Class B)	654,196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,825		Cardinal Health, Inc	$1,574,118
8,188	*	Central European Distribution Corp	232,621
1,499	*	Clearwater Paper Corp	82,400
1,264	*	Core-Mark Holding Co, Inc	41,661
24,390	*	Dean Foods Co	439,996
15,938	*	Endo Pharmaceuticals Holdings, Inc	326,888
5,781	*	Fresh Del Monte Produce, Inc	127,760
4,629	*	Green Mountain Coffee Roasters, Inc	377,125
5,271	*	Hain Celestial Group, Inc	89,660
12,208	*	Henry Schein, Inc	642,141
8,261		Herbalife Ltd	335,149
951		Kenneth Cole Productions, Inc (Class A)	9,177
3,409		K-Swiss, Inc (Class A)	33,885
2,233	*	LSB Industries, Inc	31,485
7,176		Men’s Wearhouse, Inc	151,127
4,131		Myers Industries, Inc	37,592
1,805		Nash Finch Co	66,947
6,544		Nu Skin Enterprises, Inc (Class A)	175,837
1,214	*	Perry Ellis International, Inc	18,283
2,283	*	School Specialty, Inc	53,399
3,606		Spartan Stores, Inc	51,530
2,409	*	Synutra International, Inc	32,546
79,636		Sysco Corp	2,225,029
13,357		Terra Industries, Inc	429,962
4,920	*	Tractor Supply Co	260,564
5,520	*	United Natural Foods, Inc	147,605
3,165	*	United Stationers, Inc	179,931
537		Valhi, Inc	7,502
2,417	*	Volcom, Inc	40,461
3,726		Zep, Inc	64,534
3,128	*	Zhongpin, Inc	48,828

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,980,197

		TOTAL COMMON STOCKS	1,614,402,290

		(Cost $1,497,431,511)

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
4,705		Builders FirstSource, Inc	1,151

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,151

COMMUNICATIONS - 0.00%**
9,364		Clearwire Corp	3,746

		TOTAL COMMUNICATIONS	3,746

EATING AND DRINKING PLACES - 0.00%**
111		Krispy Kreme Doughnuts, Inc	7

		TOTAL EATING AND DRINKING PLACES	7

		TOTAL RIGHTS / WARRANTS	4,904

		(Cost $0)

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 99.60%
		(Cost $1,497,431,511)	$1,614,407,194
		OTHER ASSETS AND LIABILITIES, NET - 0.40%	6,442,123

		NET ASSETS - 100.00%	$1,620,849,317

	*	Non-income producing
	**	Percentage represents less than 0.01%
	d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $343,507.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.92%

AMUSEMENT AND RECREATION SERVICES - 0.68%
38,069	*	Electronic Arts, Inc	$675,725
222,780		Walt Disney Co	7,184,655

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,860,380

APPAREL AND ACCESSORY STORES - 0.46%
10,060		Abercrombie & Fitch Co (Class A)	350,591
54,786		Gap, Inc	1,147,767
36,035	*	Kohl’s Corp	1,943,367
30,870		Limited Brands, Inc	593,939
19,713		Nordstrom, Inc	740,815
14,531		Ross Stores, Inc	620,619

		TOTAL APPAREL AND ACCESSORY STORES	5,397,098

APPAREL AND OTHER TEXTILE PRODUCTS - 0.37%
45,852		Nike, Inc (Class B)	3,029,442
6,276		Polo Ralph Lauren Corp (Class A)	508,230
10,309		VF Corp	755,031

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,292,703

AUTO REPAIR, SERVICES AND PARKING - 0.02%
6,460		Ryder System, Inc	265,958

		TOTAL AUTO REPAIR, SERVICES AND PARKING	265,958

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
11,120	*	Autonation, Inc	212,948
3,602	*	Autozone, Inc	569,368
15,101	*	O’Reilly Automotive, Inc	575,650

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,357,966

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.89%
15,408		Fastenal Co	641,589
197,823		Home Depot, Inc	5,723,019
171,240		Lowe’s Cos, Inc	4,005,304

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,369,912

BUSINESS SERVICES - 8.34%
60,672	*	Adobe Systems, Inc	2,231,516
11,342	*	Affiliated Computer Services, Inc (Class A)	677,004
20,750	*	Akamai Technologies, Inc	525,598
27,684	*	Autodesk, Inc	703,450
57,976		Automatic Data Processing, Inc	2,482,532
20,403	*	BMC Software, Inc	818,160
46,828		CA, Inc	1,051,757

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

21,821	*	Citrix Systems, Inc	$907,972
34,520	*	Cognizant Technology Solutions Corp (Class A)	1,563,756
17,496	*	Computer Sciences Corp	1,006,545
26,698	*	Compuware Corp	193,027
130,405	*	eBay, Inc	3,069,734
14,175		Equifax, Inc	437,866
24,770	*	Expedia, Inc	636,837
39,000		Fidelity National Information Services, Inc	914,160
18,505	*	Fiserv, Inc	897,122
28,056	*	Google, Inc (Class A)	17,394,158
20,590		IMS Health, Inc	433,625
53,391	*	Interpublic Group of Cos, Inc	394,026
36,711	*	Intuit, Inc	1,127,395
21,820	*	Iron Mountain, Inc	496,623
61,843	*	Juniper Networks, Inc	1,649,353
11,130		Mastercard, Inc (Class A)	2,849,057
18,680	*	McAfee, Inc	757,848
898,836		Microsoft Corp	27,405,509
14,992	*	Monster Worldwide, Inc	260,861
23,419		Moody’s Corp	627,629
38,250	*	Novell, Inc	158,738
36,934		Omnicom Group, Inc	1,445,966
454,956		Oracle Corp	11,164,620
21,300	*	Red Hat, Inc	658,170
17,605		Robert Half International, Inc	470,582
12,990	*	Salesforce.com, Inc	958,272
86,578	*	Sun Microsystems, Inc	811,236
93,356	*	Symantec Corp	1,670,139
21,640		Total System Services, Inc	373,723
22,432	*	VeriSign, Inc	543,752
52,109		Visa, Inc (Class A)	4,557,453
137,718	*	Yahoo!, Inc	2,310,908

		TOTAL BUSINESS SERVICES	96,636,679

CHEMICALS AND ALLIED PRODUCTS - 12.49%
179,960		Abbott Laboratories	9,716,040
24,693		Air Products & Chemicals, Inc	2,001,615
117,753	*	Amgen, Inc	6,661,287
13,074		Avery Dennison Corp	477,070
49,406		Avon Products, Inc	1,556,289
33,927	*	Biogen Idec, Inc	1,815,095
199,466		Bristol-Myers Squibb Co	5,036,517
53,223	*	Celgene Corp	2,963,457
8,680	*	Cephalon, Inc	541,719
5,600		CF Industries Holdings, Inc	508,368
16,394		Clorox Co	1,000,034
57,840		Colgate-Palmolive Co	4,751,556
133,043		Dow Chemical Co	3,675,978
105,124		Du Pont (E.I.) de Nemours & Co	3,539,525
8,516		Eastman Chemical Co	513,004
27,982		Ecolab, Inc	1,247,438
117,626		Eli Lilly & Co	4,200,424

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,836		Estee Lauder Cos (Class A)	$669,109
8,500		FMC Corp	473,960
35,736	*	Forest Laboratories, Inc	1,147,483
30,857	*	Genzyme Corp	1,512,302
104,690	*	Gilead Sciences, Inc	4,530,983
19,246	*	Hospira, Inc	981,546
9,413		International Flavors & Fragrances, Inc	387,251
20,980	*	Invitrogen Corp	1,095,785
321,036		Johnson & Johnson	20,677,928
29,891	*	King Pharmaceuticals, Inc	366,763
355,393		Merck & Co, Inc	12,986,060
63,409		Monsanto Co	5,183,686
35,676	*	Mylan Laboratories, Inc	657,509
14,961	*	Pactiv Corp	361,159
938,922		Pfizer, Inc	17,078,991
19,028		PPG Industries, Inc	1,113,899
35,687		Praxair, Inc	2,866,023
339,959		Procter & Gamble Co	20,611,713
11,705		Sherwin-Williams Co	721,613
14,320		Sigma-Aldrich Corp	723,590
12,576	*	Watson Pharmaceuticals, Inc	498,135

		TOTAL CHEMICALS AND ALLIED PRODUCTS	144,850,904

COAL MINING - 0.25%
21,135		Consol Energy, Inc	1,052,523
8,818		Massey Energy Co	370,444
31,600		Peabody Energy Corp	1,428,636

		TOTAL COAL MINING	2,851,603

COMMUNICATIONS - 4.37%
47,060	*	American Tower Corp (Class A)	2,033,463
686,608		AT&T, Inc	19,245,623
79,872		CBS Corp (Class B)	1,122,202
35,245		CenturyTel, Inc	1,276,221
332,109		Comcast Corp (Class A)	5,599,358
110,713	*	DIRECTV	3,692,279
35,656		Frontier Communications Corp	278,473
30,700	*	MetroPCS Communications, Inc	234,241
170,457		Qwest Communications International, Inc	717,624
340,141	*	Sprint Nextel Corp	1,244,916
41,401		Time Warner Cable, Inc	1,713,587
330,508		Verizon Communications, Inc	10,949,730
69,569	*	Viacom, Inc (Class B)	2,068,286
52,863		Windstream Corp	580,964

		TOTAL COMMUNICATIONS	50,756,967

DEPOSITORY INSTITUTIONS - 7.45%
1,156,181		Bank of America Corp	17,412,086
139,866		Bank of New York Mellon Corp	3,912,052
80,616		BB&T Corp	2,045,228
2,268,689		Citigroup, Inc	7,509,361
18,054		Comerica, Inc	533,857

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

94,008		Fifth Third Bancorp	$916,578
25,069	*	First Horizon National Corp	335,922
55,599		Hudson City Bancorp, Inc	763,374
84,777		Huntington Bancshares, Inc	309,436
458,513		JPMorgan Chase & Co	19,106,236
107,061		Keycorp	594,189
9,606		M&T Bank Corp	642,545
60,026		Marshall & Ilsley Corp	327,142
27,559		Northern Trust Corp	1,444,092
38,463		People’s United Financial, Inc	642,332
53,422		PNC Financial Services Group, Inc	2,820,147
138,536		Regions Financial Corp	732,855
57,531		State Street Corp	2,504,900
59,030		SunTrust Banks, Inc	1,197,719
222,481		US Bancorp	5,008,047
594,688		Wells Fargo & Co	16,050,629
80,345		Western Union Co	1,514,503
16,149		Zions Bancorporation	207,192

		TOTAL DEPOSITORY INSTITUTIONS	86,530,422

EATING AND DRINKING PLACES - 1.06%
16,359		Darden Restaurants, Inc	573,710
125,558		McDonald’s Corp	7,839,842
86,705	*	Starbucks Corp	1,999,417
55,464		Yum! Brands, Inc	1,939,576

		TOTAL EATING AND DRINKING PLACES	12,352,545

EDUCATIONAL SERVICES - 0.11%
15,056	*	Apollo Group, Inc (Class A)	912,092
7,390		DeVry, Inc	419,235

		TOTAL EDUCATIONAL SERVICES	1,331,327

ELECTRIC, GAS, AND SANITARY SERVICES - 4.12%
78,687	*	AES Corp	1,047,324
18,429		Allegheny Energy, Inc	432,713
26,920		Ameren Corp	752,414
56,652		American Electric Power Co, Inc	1,970,923
44,729		Centerpoint Energy, Inc	649,018
25,305		CMS Energy Corp	396,276
32,382		Consolidated Edison, Inc	1,471,114
23,870		Constellation Energy Group, Inc	839,508
69,998		Dominion Resources, Inc	2,724,322
19,911		DTE Energy Co	867,920
152,720		Duke Energy Corp	2,628,311
38,296		Edison International	1,331,935
82,600		El Paso Corp	811,958
21,971		Entergy Corp	1,798,107
76,605		Exelon Corp	3,743,686
36,022		FirstEnergy Corp	1,673,222
48,544		FPL Group, Inc	2,564,094
8,946		Integrys Energy Group, Inc	375,643
4,416		Nicor, Inc	185,914

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,454		NiSource, Inc	$499,143
18,180		Northeast Utilities	468,862
26,056		Pepco Holdings, Inc	439,044
42,654		PG&E Corp	1,904,501
11,187		Pinnacle West Capital Corp	409,220
42,854		PPL Corp	1,384,613
32,991		Progress Energy, Inc	1,352,961
59,648		Public Service Enterprise Group, Inc	1,983,296
20,840		Questar Corp	866,319
37,635		Republic Services, Inc	1,065,447
12,996		SCANA Corp	489,689
28,376		Sempra Energy	1,588,488
92,398		Southern Co	3,078,701
9,082	*	Stericycle, Inc	501,054
24,300		TECO Energy, Inc	394,146
56,718		Waste Management, Inc	1,917,636
68,183		Williams Cos, Inc	1,437,298
12,757		Wisconsin Energy Corp	635,681
53,715		Xcel Energy, Inc	1,139,832

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	47,820,333

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.89%
66,559	*	Advanced Micro Devices, Inc	644,291
34,847		Altera Corp	788,588
20,000		Amphenol Corp (Class A)	923,600
33,378		Analog Devices, Inc	1,054,077
104,798	*	Apple Computer, Inc	22,097,707
49,585	*	Broadcom Corp (Class A)	1,559,448
669,331	*	Cisco Systems, Inc	16,023,784
19,518		Eaton Corp	1,241,735
5,700	*	First Solar, Inc	771,780
1,238,887		General Electric Co	18,744,360
8,424		Harman International Industries, Inc	297,199
15,490		Harris Corp	736,550
642,489		Intel Corp	13,106,776
25,644	*	JDS Uniphase Corp	211,563
13,365		L-3 Communications Holdings, Inc	1,162,087
25,495		Linear Technology Corp	778,617
72,014	*	LSI Logic Corp	432,804
25,400	*	MEMC Electronic Materials, Inc	345,948
20,740		Microchip Technology, Inc	602,704
100,214	*	Micron Technology, Inc	1,058,260
15,971		Molex, Inc	344,175
267,074		Motorola, Inc	2,072,494
27,580		National Semiconductor Corp	423,629
39,552	*	NetApp, Inc	1,360,193
11,905	*	Novellus Systems, Inc	277,863
65,033	*	Nvidia Corp	1,214,816
12,447	*	QLogic Corp	234,875
194,335		Qualcomm, Inc	8,989,937
44,922	*	Tellabs, Inc	255,157
145,741		Texas Instruments, Inc	3,798,010

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

8,897		Whirlpool Corp	$717,632
32,615		Xilinx, Inc	817,332

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	103,087,991

ENGINEERING AND MANAGEMENT SERVICES - 0.29%
21,162		Fluor Corp	953,136
14,410	*	Jacobs Engineering Group, Inc	541,960
38,127		Paychex, Inc	1,168,212
35,628	*	SAIC, Inc	674,794

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,338,102

FABRICATED METAL PRODUCTS - 0.38%
11,149		Ball Corp	576,403
44,857		Illinois Tool Works, Inc	2,152,687
18,784		Parker Hannifin Corp	1,012,082
6,226		Snap-On, Inc	263,111
8,750		Stanley Works	450,713

		TOTAL FABRICATED METAL PRODUCTS	4,454,996

FOOD AND KINDRED PRODUCTS - 4.35%
74,708		Archer Daniels Midland Co	2,339,107
21,237		Campbell Soup Co	717,811
269,611		Coca-Cola Co	15,367,826
37,451		Coca-Cola Enterprises, Inc	793,961
53,011		ConAgra Foods, Inc	1,221,904
23,550	*	Constellation Brands, Inc (Class A)	375,152
30,490		Dr Pepper Snapple Group, Inc	862,867
37,636		General Mills, Inc	2,665,005
37,234		H.J. Heinz Co	1,592,126
19,545		Hershey Co	699,516
7,710		Hormel Foods Corp	296,450
13,955		J.M. Smucker Co	861,721
29,559		Kellogg Co	1,572,539
171,842		Kraft Foods, Inc (Class A)	4,670,665
15,257		McCormick & Co, Inc	551,235
23,769		Mead Johnson Nutrition Co	1,038,705
18,654		Molson Coors Brewing Co (Class B)	842,415
16,458		Pepsi Bottling Group, Inc	617,175
181,557		PepsiCo, Inc	11,038,665
18,806		Reynolds American, Inc	996,154
81,242		Sara Lee Corp	989,528
35,441		Tyson Foods, Inc (Class A)	434,861

		TOTAL FOOD AND KINDRED PRODUCTS	50,545,388

FOOD STORES - 0.28%
74,652		Kroger Co	1,532,606
46,729		Safeway, Inc	994,860
24,020		Supervalu, Inc	305,294
16,353	*	Whole Foods Market, Inc	448,890

		TOTAL FOOD STORES	3,281,650

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.09%
24,427		Weyerhaeuser Co	$1,053,781

		TOTAL FORESTRY	1,053,781

FURNITURE AND FIXTURES - 0.08%
17,803		Leggett & Platt, Inc	363,181
43,611		Masco Corp	602,268

		TOTAL FURNITURE AND FIXTURES	965,449

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
30,305	*	Bed Bath & Beyond, Inc	1,170,682
40,016		Best Buy Co, Inc	1,579,032
19,150	*	GameStop Corp (Class A)	420,151
14,466		RadioShack Corp	282,087

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,451,952

GENERAL BUILDING CONTRACTORS - 0.08%
31,786		DR Horton, Inc	345,514
17,331		Lennar Corp (Class A)	221,317
38,137	*	Pulte Homes, Inc	381,370

		TOTAL GENERAL BUILDING CONTRACTORS	948,201

GENERAL MERCHANDISE STORES - 2.15%
9,715	*	Big Lots, Inc	281,541
50,412		Costco Wholesale Corp	2,982,878
14,705		Family Dollar Stores, Inc	409,240
27,899		JC Penney Co, Inc	742,392
49,157		Macy’s, Inc	823,871
5,881	*	Sears Holdings Corp	490,769
87,516		Target Corp	4,233,149
48,492		TJX Companies, Inc	1,772,383
248,259		Wal-Mart Stores, Inc	13,269,444

		TOTAL GENERAL MERCHANDISE STORES	25,005,667

HEALTH SERVICES - 1.07%
33,544		AmerisourceBergen Corp	874,492
16,064	*	Coventry Health Care, Inc	390,195
11,389	*	DaVita, Inc	668,990
32,374	*	Express Scripts, Inc	2,798,732
11,911	*	Laboratory Corp of America Holdings	891,419
30,700		McKesson Corp	1,918,750
55,157	*	Medco Health Solutions, Inc	3,525,083
18,397		Quest Diagnostics, Inc	1,110,811
42,694	*	Tenet Healthcare Corp	230,121

		TOTAL HEALTH SERVICES	12,408,593

HOLDING AND OTHER INVESTMENT OFFICES - 1.58%
13,721		Apartment Investment & Management Co (Class A)	218,438
9,628		AvalonBay Communities, Inc	790,555
16,744		Boston Properties, Inc	1,123,020
31,262		Equity Residential	1,056,030

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,120		HCP, Inc	$1,042,025
14,268		Health Care REIT, Inc	632,358
71,152		Host Marriott Corp	830,344
48,169		Kimco Realty Corp	651,727
18,637		Plum Creek Timber Co, Inc	703,733
53,835		Prologis	737,001
16,008		Public Storage, Inc	1,303,852
33,371		Simon Property Group, Inc	2,663,006
40,201		SPDR Trust Series 1	4,479,999
17,850		Ventas, Inc	780,759
18,359		Vornado Realty Trust	1,284,028

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,296,875

HOTELS AND OTHER LODGING PLACES - 0.21%
29,760		Marriott International, Inc (Class A)	810,960
21,904		Starwood Hotels & Resorts Worldwide, Inc	801,029
18,831		Wyndham Worldwide Corp	379,821
8,090	*	Wynn Resorts Ltd	471,081

		TOTAL HOTELS AND OTHER LODGING PLACES	2,462,891

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.74%
82,324		3M Co	6,805,726
157,166		Applied Materials, Inc	2,190,894
7,031		Black & Decker Corp	455,820
72,317		Caterpillar, Inc	4,121,346
23,852		Cummins, Inc	1,093,853
48,996		Deere & Co	2,650,194
199,629	*	Dell, Inc	2,866,672
22,009		Dover Corp	915,794
238,545	*	EMC Corp	4,167,381
87,494		Emerson Electric Co	3,727,244
6,186		Flowserve Corp	584,763
14,166	*	FMC Technologies, Inc	819,361
275,879		Hewlett-Packard Co	14,210,527
152,844		International Business Machines Corp	20,007,281
34,969		International Game Technology	656,368
21,502		ITT Industries, Inc	1,069,509
21,694		Jabil Circuit, Inc	376,825
79,766		Johnson Controls, Inc	2,172,826
9,135	*	Lexmark International, Inc (Class A)	237,327
36,488		Northrop Grumman Corp	2,037,855
13,740		Pall Corp	497,388
24,526		Pitney Bowes, Inc	558,212
44,570		Raytheon Co	2,296,246
26,760	*	SanDisk Corp	775,772
20,284	*	Teradata Corp	637,526
31,830		Textron, Inc	598,722
13,801	*	Varian Medical Systems, Inc	646,577
26,350	*	Western Digital Corp	1,163,353

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	78,341,362

INSTRUMENTS AND RELATED PRODUCTS - 3.08%
40,695	*	Agilent Technologies, Inc	1,264,394

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

35,447		Allergan, Inc	$2,233,515
10,852		Bard (C.R.), Inc	845,371
70,130		Baxter International, Inc	4,115,228
27,576		Becton Dickinson & Co	2,174,643
176,552	*	Boston Scientific Corp	1,588,968
21,206	*	CareFusion Corp	530,362
30,472		Danaher Corp	2,291,494
17,800		Dentsply International, Inc	626,026
28,885		Eastman Kodak Co	121,895
17,260	*	Flir Systems, Inc	564,747
4,418	*	Intuitive Surgical, Inc	1,340,068
20,080		Kla-Tencor Corp	726,093
128,763		Medtronic, Inc	5,662,998
6,478	*	Millipore Corp	468,683
12,503		PerkinElmer, Inc	257,437
16,526		Rockwell Automation, Inc	776,391
17,647		Rockwell Collins, Inc	976,938
9,900		Roper Industries, Inc	518,463
39,204	*	St. Jude Medical, Inc	1,441,923
33,350		Stryker Corp	1,679,840
19,541	*	Teradyne, Inc	209,675
48,102	*	Thermo Electron Corp	2,293,984
11,178	*	Waters Corp	692,589
101,677		Xerox Corp	860,187
24,454	*	Zimmer Holdings, Inc	1,445,476

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,707,388

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
32,785		AON Corp	1,256,977
43,507		Hartford Financial Services Group, Inc	1,011,973
61,995		Marsh & McLennan Cos, Inc	1,368,849

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,637,799

INSURANCE CARRIERS - 3.07%
51,418		Aetna, Inc	1,629,951
53,928		Aflac, Inc	2,494,170
62,924		Allstate Corp	1,890,237
14,399	*	American International Group, Inc	431,682
13,620		Assurant, Inc	401,518
39,722		Chubb Corp	1,953,528
32,020		Cigna Corp	1,129,345
19,549		Cincinnati Financial Corp	512,966
56,583	*	Genworth Financial, Inc (Class A)	642,217
19,948	*	Humana, Inc	875,518
21,080	*	Leucadia National Corp	501,493
35,579		Lincoln National Corp	885,206
42,706		Loews Corp	1,552,363
95,244		Metlife, Inc	3,366,875
37,147		Principal Financial Group	893,014
80,073	*	Progressive Corp	1,440,513
54,748		Prudential Financial, Inc	2,724,260
9,708		Torchmark Corp	426,667

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

63,553		Travelers Cos, Inc	$3,168,753
135,179		UnitedHealth Group, Inc	4,120,255
39,104		UnumProvident Corp	763,310
53,315	*	WellPoint, Inc	3,107,731
40,300		XL Capital Ltd (Class A)	738,699

		TOTAL INSURANCE CARRIERS	35,650,271

LEATHER AND LEATHER PRODUCTS - 0.12%
37,536		Coach, Inc	1,371,190

		TOTAL LEATHER AND LEATHER PRODUCTS	1,371,190

METAL MINING - 0.64%
15,215		Cleveland-Cliffs, Inc	701,259
50,006	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	4,014,982
56,657		Newmont Mining Corp	2,680,443

		TOTAL METAL MINING	7,396,684

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
14,186		Hasbro, Inc	454,803
42,210		Mattel, Inc	843,356

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,298,159

MISCELLANEOUS RETAIL - 1.61%
38,786	*	Amazon.com, Inc	5,217,493
164,097		CVS Corp	5,285,565
32,458	*	Office Depot, Inc	209,354
4,930	*	Priceline.com, Inc	1,077,205
83,878		Staples, Inc	2,062,560
14,887		Tiffany & Co	640,141
115,031		Walgreen Co	4,223,938

		TOTAL MISCELLANEOUS RETAIL	18,716,256

MOTION PICTURES - 0.69%
265,084		News Corp (Class A)	3,629,000
10,455		Scripps Networks Interactive (Class A)	433,883
135,823		Time Warner, Inc	3,957,882

		TOTAL MOTION PICTURES	8,020,765

NONDEPOSITORY INSTITUTIONS - 0.79%
138,345		American Express Co	5,605,739
52,211		Capital One Financial Corp	2,001,770
63,346		Discover Financial Services	931,820
54,838	*	SLM Corp	618,024

		TOTAL NONDEPOSITORY INSTITUTIONS	9,157,353

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
14,425		Vulcan Materials Co	759,765

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	759,765

OIL AND GAS EXTRACTION - 4.63%
57,131		Anadarko Petroleum Corp	3,566,117

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

39,106		Apache Corp	$4,034,566
36,547		Baker Hughes, Inc	1,479,423
34,411		BJ Services Co	640,045
12,212		Cabot Oil & Gas Corp	532,321
28,930	*	Cameron International Corp	1,209,274
75,533		Chesapeake Energy Corp	1,954,794
25,961	*	Denbury Resources, Inc	384,223
51,626		Devon Energy Corp	3,794,511
8,195		Diamond Offshore Drilling, Inc	806,552
29,352		EOG Resources, Inc	2,855,950
15,606		Equitable Resources, Inc	685,416
104,803		Halliburton Co	3,153,522
31,220	*	Nabors Industries Ltd	683,406
48,447		National Oilwell Varco, Inc	2,136,028
20,255		Noble Energy, Inc	1,442,561
94,432		Occidental Petroleum Corp	7,682,043
13,290		Pioneer Natural Resources Co	640,179
18,460		Range Resources Corp	920,231
11,312		Rowan Cos, Inc	256,104
139,705		Schlumberger Ltd	9,093,397
27,755		Smith International, Inc	754,103
39,918	*	Southwestern Energy Co	1,924,048
67,505		XTO Energy, Inc	3,141,008

		TOTAL OIL AND GAS EXTRACTION	53,769,822

PAPER AND ALLIED PRODUCTS - 0.47%
12,951		Bemis Co	383,997
50,966		International Paper Co	1,364,869
48,224		Kimberly-Clark Corp	3,072,352
20,791		MeadWestvaco Corp	595,246

		TOTAL PAPER AND ALLIED PRODUCTS	5,416,464

PERSONAL SERVICES - 0.11%
14,543		Cintas Corp	378,845
39,477		H&R Block, Inc	892,970

		TOTAL PERSONAL SERVICES	1,271,815

PETROLEUM AND COAL PRODUCTS - 6.21%
233,438		Chevron Corp	17,972,391
172,622		ConocoPhillips	8,815,806
552,385		Exxon Mobil Corp	37,667,132
34,372		Hess Corp	2,079,506
83,164		Marathon Oil Corp	2,596,380
22,621		Murphy Oil Corp	1,226,058
13,065		Sunoco, Inc	340,997
16,770		Tesoro Corp	227,234
65,822		Valero Energy Corp	1,102,519

		TOTAL PETROLEUM AND COAL PRODUCTS	72,028,023

PIPELINES, EXCEPT NATURAL GAS - 0.13%
76,145		Spectra Energy Corp	1,561,734

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,561,734

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PRIMARY METAL INDUSTRIES - 0.62%
12,929		AK Steel Holding Corp	$276,034
112,809		Alcoa, Inc	1,818,481
10,885		Allegheny Technologies, Inc	487,321
37,491		Nucor Corp	1,748,955
16,620		Precision Castparts Corp	1,834,018
10,500		Titanium Metals Corp	131,460
16,602		United States Steel Corp	915,102

		TOTAL PRIMARY METAL INDUSTRIES	7,211,371

PRINTING AND PUBLISHING - 0.28%
5,581		Dun & Bradstreet Corp	470,869
27,622		Gannett Co, Inc	410,187
36,892		McGraw-Hill Cos, Inc	1,236,250
3,486		Meredith Corp	107,543
14,063		New York Times Co (Class A)	173,819
24,415		R.R. Donnelley & Sons Co	543,722
740		Washington Post Co (Class B)	325,304

		TOTAL PRINTING AND PUBLISHING	3,267,694

RAILROAD TRANSPORTATION - 0.97%
30,412		Burlington Northern Santa Fe Corp	2,999,231
46,228		CSX Corp	2,241,596
42,559		Norfolk Southern Corp	2,230,943
58,692		Union Pacific Corp	3,750,419

		TOTAL RAILROAD TRANSPORTATION	11,222,189

REAL ESTATE - 0.04%
31,400	*	CB Richard Ellis Group, Inc (Class A)	426,098

		TOTAL REAL ESTATE	426,098

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
28,598	*	Goodyear Tire & Rubber Co	403,232
32,747		Newell Rubbermaid, Inc	491,532
18,656		Sealed Air Corp	407,820

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,302,584

SECURITY AND COMMODITY BROKERS - 2.48%
30,586		Ameriprise Financial, Inc	1,187,349
111,979		Charles Schwab Corp	2,107,445
7,699		CME Group, Inc	2,586,479
151,667	*	E*Trade Financial Corp	265,417
10,166		Federated Investors, Inc (Class B)	279,565
17,328		Franklin Resources, Inc	1,825,505
59,812		Goldman Sachs Group, Inc	10,098,657
8,806	*	IntercontinentalExchange, Inc	988,914
47,920		Invesco Ltd	1,125,641
22,806		Janus Capital Group, Inc	306,741
19,159		Legg Mason, Inc	577,835

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

158,147		Morgan Stanley	$4,681,151
15,880	*	Nasdaq Stock Market, Inc	314,742
31,110		NYSE Euronext	787,083
30,091		T Rowe Price Group, Inc	1,602,346

		TOTAL SECURITY AND COMMODITY BROKERS	28,734,870

SPECIAL TRADE CONTRACTORS - 0.04%
24,850	*	Quanta Services, Inc	517,874

		TOTAL SPECIAL TRADE CONTRACTORS	517,874

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
181,008		Corning, Inc	3,495,264
20,320	*	Owens-Illinois, Inc	667,918

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,163,182

TOBACCO PRODUCTS - 1.52%
241,068		Altria Group, Inc	4,732,165
17,669		Fortune Brands, Inc	763,301
18,678		Lorillard, Inc	1,498,536
221,609		Philip Morris International, Inc	10,679,337

		TOTAL TOBACCO PRODUCTS	17,673,339

TRANSPORTATION BY AIR - 0.35%
36,759		FedEx Corp	3,067,539
83,222		Southwest Airlines Co	951,227

		TOTAL TRANSPORTATION BY AIR	4,018,766

TRANSPORTATION EQUIPMENT - 2.51%
84,527		Boeing Co	4,575,447
380,203	*	Ford Motor Co	3,802,030
45,379		General Dynamics Corp	3,093,486
17,534		Genuine Parts Co	665,591
14,613		Goodrich Corp	938,885
26,339		Harley-Davidson, Inc	663,743
89,470		Honeywell International, Inc	3,507,224
37,204		Lockheed Martin Corp	2,803,321
42,856		Paccar, Inc	1,554,387
109,077		United Technologies Corp	7,571,035

		TOTAL TRANSPORTATION EQUIPMENT	29,175,149

TRANSPORTATION SERVICES - 0.17%
19,668		CH Robinson Worldwide, Inc	1,155,101
23,553		Expeditors International Washington, Inc	817,996

		TOTAL TRANSPORTATION SERVICES	1,973,097

TRUCKING AND WAREHOUSING - 0.57%
115,505		United Parcel Service, Inc (Class B)	6,626,522

		TOTAL TRUCKING AND WAREHOUSING	6,626,522

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.14%
51,505	*	Carnival Corp	$1,632,193

		TOTAL WATER TRANSPORTATION	1,632,193

WHOLESALE TRADE-DURABLE GOODS - 0.09%
11,217	*	Patterson Cos, Inc	313,852
7,348		W.W. Grainger, Inc	711,507

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,025,359

WHOLESALE TRADE-NONDURABLE GOODS - 0.41%
9,300		Airgas, Inc	442,680
12,726		Brown-Forman Corp (Class B)	681,732
42,413		Cardinal Health, Inc	1,367,395
20,794	*	Dean Foods Co	375,124
67,832		Sysco Corp	1,895,226

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,762,157

		TOTAL COMMON STOCKS	1,159,813,627

		(Cost $1,253,120,507)

		TOTAL INVESTMENTS - 99.92%	1,159,813,627
		(Cost $1,253,120,507)
		OTHER ASSETS AND LIABILITIES, NET - 0.08%	934,753

		NET ASSETS - 100.00%	$1,160,748,380

The following abbreviations are used in portfolio descriptions:
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.96%

AGRICULTURAL PRODUCTION-CROPS - 0.10%
29,769	*	Chiquita Brands International, Inc	$537,033
2,180		Griffin Land & Nurseries, Inc (Class A)	63,503

		TOTAL AGRICULTURAL PRODUCTION-CROPS	600,536

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
9,009		Cal-Maine Foods, Inc	307,027
229		Seaboard Corp	308,921

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	615,948

AGRICULTURAL SERVICES - 0.03%
8,432	*	Cadiz, Inc	100,931
6,978		Calavo Growers, Inc	118,626

		TOTAL AGRICULTURAL SERVICES	219,557

AMUSEMENT AND RECREATION SERVICES - 0.67%
36,348	*	Bally Technologies, Inc	1,500,808
6,427		Churchill Downs, Inc	240,048
9,379		Dover Downs Gaming & Entertainment, Inc	35,453
12,466	*	Lakes Entertainment, Inc	31,290
26,849	*	Life Time Fitness, Inc	669,345
55,683	*	Live Nation, Inc	473,862
17,980	*	Multimedia Games, Inc	108,060
40,065	*	Pinnacle Entertainment, Inc	359,784
8,822		Speedway Motorsports, Inc	155,444
25,076	*	Ticketmaster	306,429
13,117	*	Town Sports International Holdings, Inc	30,563
14,495		World Wrestling Entertainment, Inc (Class A)	222,208
20,600	*	Youbet.com, Inc	59,122

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,192,416

APPAREL AND ACCESSORY STORES - 1.84%
21,970	*	American Apparel, Inc	68,107
39,058	*	AnnTaylor Stores Corp	532,751
16,071		Bebe Stores, Inc	100,765
27,599		Brown Shoe Co, Inc	272,402
17,020		Buckle, Inc	498,346
37,808	*	Carter’s, Inc	992,460
18,378		Cato Corp (Class A)	368,663
76,730	*	Charming Shoppes, Inc	496,443
14,710	*	Children’s Place Retail Stores, Inc	485,577
24,267		Christopher & Banks Corp	184,915
9,925	*	Citi Trends, Inc	274,129
42,742	*	Collective Brands, Inc	973,235
3,140	*	Destination Maternity Corp	59,660

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,683	*	Dress Barn, Inc	$870,477
8,042	*	DSW, Inc (Class A)	208,127
28,055		Finish Line, Inc (Class A)	352,090
29,078	*	Hot Topic, Inc	184,936
33,558	*	J Crew Group, Inc	1,501,385
12,172	*	JOS A Bank Clothiers, Inc	513,537
27,090	*	Lululemon Athletica, Inc	815,409
16,865	*	New York & Co, Inc	72,351
44,396	*	Pacific Sunwear Of California, Inc	176,696
4,460	*	Rue21, Inc	125,281
6,073	*	Shoe Carnival, Inc	124,314
25,209		Stage Stores, Inc	311,583
4,059	*	Syms Corp	29,347
16,491		Talbots, Inc	146,935
22,064	*	Under Armour, Inc (Class A)	601,685
65,543	*	Wet Seal, Inc (Class A)	226,123

		TOTAL APPAREL AND ACCESSORY STORES	11,567,729

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
7,629		Columbia Sportswear Co	297,836
8,626	*	G-III Apparel Group Ltd	186,925
19,442	*	Gymboree Corp	845,533
56,987		Jones Apparel Group, Inc	915,211
63,154	*	Liz Claiborne, Inc	355,557
12,671	*	Maidenform Brands, Inc	211,479
84,677	*	Quiksilver, Inc	171,048
16,991	*	True Religion Apparel, Inc	314,164
30,554	*	Warnaco Group, Inc	1,289,073

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,586,826

AUTO REPAIR, SERVICES AND PARKING - 0.34%
5,955	*	Amerco, Inc	296,083
18,935	*	Dollar Thrifty Automotive Group, Inc	484,925
9,311	*	Midas, Inc	78,678
11,340		Monro Muffler, Inc	379,210
5,046	*	Standard Parking Corp	80,130
25,544	*	Wright Express Corp	813,832

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,132,858

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
6,696	*	America’s Car-Mart, Inc	176,306
21,338	*	Asbury Automotive Group, Inc	246,027
14,126	*	Lithia Motors, Inc (Class A)	116,116
21,340	*	Rush Enterprises, Inc (Class A)	253,732
20,384		Sonic Automotive, Inc (Class A)	211,790
6,768	*	US Auto Parts Network, Inc	35,194

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,039,165

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
10,989	*	Builders FirstSource, Inc	42,308
9,582	*	Lumber Liquidators, Inc	256,797

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	299,105

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 11.35%
258,354	*	3Com Corp	$1,937,654
11,782	*	3D Systems Corp	133,137
30,576		ABM Industries, Inc	631,700
21,582	*	Acacia Research (Acacia Technologies)	196,612
23,407	*	ACI Worldwide, Inc	401,430
30,508	*	ActivIdentity Corp	71,694
30,217	*	Actuate Corp	129,329
45,168	*	Acxiom Corp	606,155
14,326		Administaff, Inc	337,950
10,157	*	Advent Software, Inc	413,695
31,144		Aircastle Ltd	306,768
24,594	*	American Reprographics Co	172,404
15,335	*	American Software, Inc (Class A)	92,010
23,858	*	AMICAS, Inc	129,788
22,104	*	AMN Healthcare Services, Inc	200,262
5,090	*	Ancestry.com, Inc	71,311
17,131	*	APAC Customer Services, Inc	102,101
17,608		Arbitron, Inc	412,379
12,339	*	ArcSight, Inc	315,632
58,148	*	Ariba, Inc	728,013
84,646	*	Art Technology Group, Inc	381,753
10,131	*	Asset Acceptance Capital Corp	68,688
22,360	*	athenahealth, Inc	1,011,566
67,862	*	Avis Budget Group, Inc	890,349
5,113		Barrett Business Services, Inc	62,839
31,262		BGC Partners, Inc (Class A)	144,430
29,163		Blackbaud, Inc	689,122
21,086	*	Blackboard, Inc	957,094
26,326	*	Blue Coat Systems, Inc	751,344
16,795	*	Bottomline Technologies, Inc	295,088
61,548	*	BPZ Energy, Inc	584,706
31,947		Brady Corp (Class A)	958,729
19,996	*	CACI International, Inc (Class A)	976,805
6,591	*	CAI International, Inc	59,517
16,977	*	Callidus Software, Inc	51,271
9,686	*	Capella Education Co	729,356
24,118	*	Cavium Networks, Inc	574,732
29,353	*	CBIZ, Inc	226,018
19,775	*	Chordiant Software, Inc	54,381
46,508	*	Ciber, Inc	160,453
7,924	*	Clinical Data, Inc	144,692
29,950	*	Cogent Communications Group, Inc	295,307
28,319	*	Cogent, Inc	294,234
26,493		Cognex Corp	469,456
27,697	*	Commvault Systems, Inc	656,142
15,813		Compass Diversified Trust	201,774
11,161	*	Compellent Technologies, Inc	253,131
6,615		Computer Programs & Systems, Inc	304,621
9,846	*	Computer Task Group, Inc	78,866

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,966	*	COMSYS IT Partners, Inc	$88,598
26,539	*	Concur Technologies, Inc	1,134,542
16,285	*	Constant Contact, Inc	260,560
13,308	*	CoStar Group, Inc	555,875
23,352	*	CSG Systems International, Inc	445,790
46,044	*	Cybersource Corp	925,945
25,144	*	DealerTrack Holdings, Inc	472,456
10,350	*	Deltek, Inc	80,523
33,995		Deluxe Corp	502,786
10,323	*	Dice Holdings, Inc	67,616
25,437	*	Digital River, Inc	686,545
21,938	*	DivX, Inc	123,730
11,599	*	Double-Take Software, Inc	115,874
5,721	*	Dynamics Research Corp	60,700
16,428	*	DynCorp International, Inc (Class A)	235,742
70,401		Earthlink, Inc	585,032
4,599	*	Ebix, Inc	224,569
22,034	*	Echelon Corp	254,713
37,408	*	Eclipsys Corp	692,796
12,059		Electro Rent Corp	139,161
32,758	*	Electronics for Imaging, Inc	426,182
4,399	*	eLoyalty Corp	30,221
31,587	*	Epicor Software Corp	240,693
21,702	*	EPIQ Systems, Inc	303,611
88,175	*	Evergreen Energy, Inc	30,244
10,070	*	ExlService Holdings, Inc	182,871
32,535		Fair Isaac Corp	693,321
23,634	*	FalconStor Software, Inc	95,954
10,453	*	Forrester Research, Inc	271,255
39,559	*	Gartner, Inc	713,644
24,861	*	Global Cash Access, Inc	186,209
10,904	*	Global Sources Ltd	68,150
13,098	*	GSE Systems, Inc	71,777
18,458	*	H&E Equipment Services, Inc	193,624
26,976	*	Hackett Group, Inc	74,993
28,804		Healthcare Services Group	618,134
25,474		Heartland Payment Systems, Inc	334,474
3,726	*	HeartWare International, Inc	132,161
11,377		Heidrick & Struggles International, Inc	355,417
17,221	*	HMS Holdings Corp	838,490
10,893	*	i2 Technologies, Inc	208,274
5,939	*	ICT Group, Inc	96,984
15,332		iGate Corp	153,320
5,205		Imergent, Inc	31,594
23,099		infoGROUP, Inc	185,254
58,179	*	Informatica Corp	1,504,509
23,421	*	Infospace, Inc	200,718
16,585	*	Innerworkings, Inc	97,852
14,491	*	Innodata Isogen, Inc	80,280
11,710	*	Integral Systems, Inc	101,409
8,449	*	Interactive Intelligence, Inc	155,800
33,943	*	Internap Network Services Corp	159,532

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,498	*	Internet Brands, Inc (Class A)	$144,839
24,798	*	Internet Capital Group, Inc	164,907
22,315	*	inVentiv Health, Inc	360,834
34,093		Ipass, Inc	35,457
55,851		Jack Henry & Associates, Inc	1,291,275
17,959	*	JDA Software Group, Inc	457,416
17,684		Kelly Services, Inc (Class A)	210,970
15,206	*	Kenexa Corp	198,438
8,193		Keynote Systems, Inc	89,386
19,023	*	Kforce, Inc	237,788
20,283	*	Knot, Inc	204,250
29,747	*	Korn/Ferry International	490,826
91,596	*	Lawson Software, Inc	609,113
22,180	*	Limelight Networks, Inc	87,167
38,176	*	Lionbridge Technologies	87,805
10,128	*	Liquidity Services, Inc	101,989
27,936	*	Liveperson, Inc	194,714
5,020	*	LogMeIn, Inc	100,149
15,418	*	Manhattan Associates, Inc	370,495
14,592	*	Mantech International Corp (Class A)	704,502
13,387		Marchex, Inc (Class B)	68,006
4,880	*	Medidata Solutions, Inc	76,128
62,654	*	Mentor Graphics Corp	553,235
6,020	*	MicroStrategy, Inc (Class A)	566,000
30,554	*	ModusLink Global Solutions, Inc	287,513
55,707	*	MoneyGram International, Inc	160,436
14,680	*	Monotype Imaging Holdings, Inc	132,560
104,167	*	Move, Inc	172,917
61,695	*	MPS Group, Inc	847,689
4,471	*	NCI, Inc (Class A)	123,623
25,895	*	Ness Technologies, Inc	126,886
16,326	*	Netscout Systems, Inc	239,013
11,049	*	NetSuite, Inc	176,563
19,700	*	Network Equipment Technologies, Inc	79,785
33,704		NIC, Inc	308,055
24,438	*	On Assignment, Inc	174,732
16,925	*	Online Resources Corp	89,026
2,029	*	OpenTable, Inc	51,658
8,894		Opnet Technologies, Inc	108,418
77,227	*	Parametric Technology Corp	1,261,889
12,769		PC-Tel, Inc	75,592
9,973		Pegasystems, Inc	339,082
19,045	*	Perficient, Inc	160,549
10,209	*	Pervasive Software, Inc	49,207
28,674	*	Phase Forward, Inc	440,146
24,198	*	Phoenix Technologies Ltd	66,545
10,276	*	Portfolio Recovery Associates, Inc	461,187
40,299	*	Premiere Global Services, Inc	332,467
26,555	*	Progress Software Corp	775,672
12,902	*	PROS Holdings, Inc	133,536
8,405		QAD, Inc	51,355
15,704		Quality Systems, Inc	986,054

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,690	*	Quest Software, Inc	$748,696
44,287	*	Rackspace Hosting, Inc	923,384
18,530	*	Radiant Systems, Inc	192,712
15,766	*	Radisys Corp	150,565
42,053	*	Raser Technologies, Inc	52,146
55,006	*	RealNetworks, Inc	204,072
4,372		Renaissance Learning, Inc	49,666
44,068	*	Rent-A-Center, Inc	780,885
4,255		Rewards Network, Inc	53,783
14,603	*	RightNow Technologies, Inc	253,654
14,597	*	Riskmetrics Group Inc	232,238
29,173		Rollins, Inc	562,455
4,234	*	Rosetta Stone, Inc	76,000
33,154	*	RSC Holdings, Inc	233,404
35,421	*	S1 Corp	230,945
15,983	*	Saba Software, Inc	66,170
56,076	*	Sapient Corp	463,749
19,399	*	Smith Micro Software, Inc	177,307
8,115	*	SolarWinds, Inc	186,726
36,001	*	SonicWALL, Inc	273,968
136,893	*	Sonus Networks, Inc	288,844
44,673		Sotheby’s (Class A)	1,004,249
14,975	*	Sourcefire, Inc	400,581
34,663	*	Spherion Corp	194,806
27,724	*	SRA International, Inc (Class A)	529,528
8,051	*	StarTek, Inc	60,221
13,511	*	Stratasys, Inc	233,470
30,738	*	SuccessFactors, Inc	509,636
30,934	*	SupportSoft, Inc	81,666
23,057	*	SYKES Enterprises, Inc	587,262
12,891	*	Synchronoss Technologies, Inc	203,807
12,791	*	SYNNEX Corp	392,172
8,558		Syntel, Inc	325,461
53,556		Take-Two Interactive Software, Inc	538,238
10,214		TAL International Group, Inc	135,131
26,162	*	Taleo Corp (Class A)	615,330
8,244	*	TechTarget, Inc	46,414
21,575	*	TeleTech Holdings, Inc	432,147
6,046		Textainer Group Holdings Ltd	102,177
45,631	*	THQ, Inc	229,980
116,968	*	TIBCO Software, Inc	1,126,402
10,853	*	Tier Technologies, Inc	86,824
16,789	*	TNS, Inc	431,309
22,515	*	TradeStation Group, Inc	177,643
3,748	*	Travelzoo, Inc	46,063
29,348	*	TrueBlue, Inc	434,644
16,302	*	Ultimate Software Group, Inc	478,790
9,600	*	Unica Corp	74,400
28,185	*	Unisys Corp	1,086,814
55,711		United Online, Inc	400,562
40,131	*	United Rentals, Inc	393,685
57,923	*	Valueclick, Inc	586,181

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,036	*	Vasco Data Security International	$113,086
13,993		Viad Corp	288,676
8,887	*	Virtusa Corp	80,516
11,182	*	Vocus, Inc	201,276
8,144	*	Volt Information Sciences, Inc	81,440
29,441	*	Websense, Inc	514,040
18,025	*	Website Pros, Inc	117,703

		TOTAL BUSINESS SERVICES	71,368,535

CHEMICALS AND ALLIED PRODUCTS - 7.27%
25,347	*	Acorda Therapeutics, Inc	639,251
5,638	*	Acura Pharmaceuticals, Inc	30,051
28,570	*	Adolor Corp	41,712
15,800	*	Albany Molecular Research, Inc	143,464
62,973	*	Alkermes, Inc	592,576
47,953	*	Allos Therapeutics, Inc	315,051
23,944	*	Alnylam Pharmaceuticals, Inc	421,893
11,324	*	AMAG Pharmaceuticals, Inc	430,652
41,696	*	American Oriental Bioengineering, Inc	193,886
13,192		American Vanguard Corp	109,494
9,314	*	Amicus Therapeutics, Inc	36,977
16,650		Arch Chemicals, Inc	514,152
9,599	*	Ardea Biosciences, Inc	134,386
62,323	*	Arena Pharmaceuticals, Inc	221,247
28,012	*	Arqule, Inc	103,364
32,084	*	Array Biopharma, Inc	90,156
13,685	*	ARYx Therapeutics, Inc	43,929
30,844	*	Auxilium Pharmaceuticals, Inc	924,703
43,286	*	AVANIR Pharmaceuticals, Inc	82,243
64,749	*	AVI BioPharma, Inc	94,534
12,252		Balchem Corp	410,565
14,930	*	BioCryst Pharmaceuticals, Inc	96,448
10,040	*	Biodel, Inc	43,574
7,362	*	BioDelivery Sciences International, Inc	28,933
9,325	*	BioMimetic Therapeutics, Inc	111,247
2,393	*	Biospecifics Technologies Corp	70,235
16,543	*	Cadence Pharmaceuticals, Inc	159,971
36,415	*	Calgon Carbon Corp	506,169
19,713	*	Cambrex Corp	109,999
7,325	*	Caraco Pharmaceutical Laboratories Ltd	44,243
5,842	*	Cardiovascular Systems, Inc	26,815
364,345	*	Cell Therapeutics, Inc	415,353
16,258	*	Celldex Therapeutics, Inc	76,087
4,050		Chase Corp	47,831
12,960	*	Chattem, Inc	1,209,167
17,138	*	Chelsea Therapeutics International, Inc	46,273
6,704	*	China Green Agriculture, Inc	98,549
20,863	*	China Precision Steel, Inc	42,769
6,565	*	China-Biotics, Inc	101,561
4,398	*	Cornerstone Therapeutics, Inc	26,828
38,445	*	Cubist Pharmaceuticals, Inc	729,302
5,420	*	Cumberland Pharmaceuticals, Inc	73,658

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,180	*	Curis, Inc	$140,335
25,705	*	Cypress Bioscience, Inc	148,061
29,597	*	Cytokinetics, Inc	86,127
19,807	*	Cytori Therapeutics, Inc	120,823
80,781	*	Discovery Laboratories, Inc	50,771
55,526	*	Durect Corp	137,149
15,949	*	Elizabeth Arden, Inc	230,304
10,778	*	Emergent Biosolutions, Inc	146,473
30,453	*	Enzon Pharmaceuticals, Inc	320,670
16,303	*	Facet Biotech Corp	286,607
10,737	*	Female Health Co	50,786
57,269		Ferro Corp	471,897
59,970	*	Geron Corp	332,834
12,631	*	GTx, Inc	53,050
32,341		H.B. Fuller Co	735,758
45,273	*	Halozyme Therapeutics, Inc	265,753
5,886		Hawkins, Inc	128,491
82,220	*	Hemispherx Biopharma, Inc	46,043
5,739	*	Hi-Tech Pharmacal Co, Inc	160,979
121,918	*	Human Genome Sciences, Inc	3,730,690
18,332		ICO, Inc	134,007
20,682	*	Idenix Pharmaceuticals, Inc	44,466
14,413	*	Idera Pharmaceuticals, Inc	74,515
46,914	*	Immucor, Inc	949,539
38,190	*	Immunogen, Inc	300,173
40,373	*	Impax Laboratories, Inc	549,073
11,433		Innophos Holdings, Inc	262,845
15,951		Innospec, Inc	160,946
41,139	*	Inspire Pharmaceuticals, Inc	227,087
9,579		Inter Parfums, Inc	116,576
25,414	*	InterMune, Inc	331,399
35,337	*	Javelin Pharmaceuticals, Inc	45,938
10,300		Kaiser Aluminum Corp	428,686
13,589		Koppers Holdings, Inc	413,649
24,811	*	KV Pharmaceutical Co (Class A)	91,056
17,739	*	Landec Corp	110,691
6,801	*	Lannett Co, Inc	40,194
76,566	*	Ligand Pharmaceuticals, Inc (Class B)	166,148
11,682		Mannatech, Inc	36,448
38,546	*	MannKind Corp	337,663
5,843	*	MAP Pharmaceuticals, Inc	55,684
22,035		Martek Biosciences Corp	417,343
35,616	*	Medicines Co	297,037
39,268		Medicis Pharmaceutical Corp (Class A)	1,062,199
8,750	*	Medifast, Inc	267,575
19,127	*	Medivation, Inc	720,132
26,959		Meridian Bioscience, Inc	580,966
38,923	*	Micromet, Inc	259,227
22,961	*	MiddleBrook Pharmaceuticals, Inc	11,710
12,467		Minerals Technologies, Inc	679,077
11,291	*	Molecular Insight Pharmaceuticals, Inc	25,405
26,046	*	Momenta Pharmaceuticals, Inc	328,440

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,469	*	Myriad Pharmaceuticals, Inc	$77,809
34,318	*	Nabi Biopharmaceuticals	168,158
8,424	*	Nanosphere, Inc	54,251
25,969	*	Neurocrine Biosciences, Inc	70,636
6,839	*	NeurogesX, Inc	52,729
6,713		NewMarket Corp	770,451
4,826		NL Industries, Inc	33,492
46,480	*	Novavax, Inc	123,637
32,135	*	NPS Pharmaceuticals, Inc	109,259
7,272	*	Nutraceutical International Corp	89,955
11,472	*	Obagi Medical Products, Inc	137,664
52,001		Olin Corp	911,058
20,389	*	OM Group, Inc	640,011
4,520	*	Omeros Corp	31,730
29,783	*	Omnova Solutions, Inc	182,570
2,989	*	OncoGenex Pharmaceutical, Inc	66,595
41,183	*	Onyx Pharmaceuticals, Inc	1,208,308
29,415	*	Opko Health, Inc	53,829
19,175	*	Optimer Pharmaceuticals, Inc	216,294
31,142	*	OraSure Technologies, Inc	158,201
17,841	*	Orexigen Therapeutics, Inc	132,737
11,651	*	Osiris Therapeutics, Inc	83,188
24,110	*	OXiGENE, Inc	27,485
23,522	*	Pain Therapeutics, Inc	126,078
23,222	*	Par Pharmaceutical Cos, Inc	628,387
38,282	*	Parexel International Corp	539,776
79,639		PDL BioPharma, Inc	546,324
15,870		PetMed Express, Inc	279,788
14,151	*	Pharmasset, Inc	292,926
20,252	*	PharMerica Corp	321,602
61,422	*	PolyOne Corp	458,822
15,045	*	Poniard Pharmaceuticals, Inc	27,532
17,658	*	Pozen, Inc	105,771
22,919	*	Prestige Brands Holdings, Inc	180,143
17,793	*	Progenics Pharmaceuticals, Inc	79,001
23,583	*	Protalix BioTherapeutics, Inc	156,119
38,766	*	Questcor Pharmaceuticals, Inc	184,139
17,296	*	Quidel Corp	238,339
6,403	*	Repros Therapeutics, Inc	5,101
12,945	*	Revlon, Inc (Class A)	220,194
32,918	*	Rockwood Holdings, Inc	775,548
36,994	*	Salix Pharmaceuticals Ltd	939,648
35,081	*	Santarus, Inc	162,074
23,595	*	Sciclone Pharmaceuticals, Inc	54,976
32,570		Sensient Technologies Corp	856,591
17,514	*	SIGA Technologies, Inc	101,581
79,424	*	Solutia, Inc	1,008,685
29,688	*	Spectrum Pharmaceuticals, Inc	131,815
69,578	*	StemCells, Inc	87,668
4,880		Stepan Co	316,273
6,989	*	Sucampo Pharmaceuticals, Inc (Class A)	28,236
39,998	*	SuperGen, Inc	104,795

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,331	*	SurModics, Inc	$234,100
11,112	*	Synta Pharmaceuticals Corp	56,227
35,429	*	Theravance, Inc	463,057
18,381	*	Ulta Salon Cosmetics & Fragrance, Inc	333,799
29,701	*	Unifi, Inc	115,240
4,196	*	USANA Health Sciences, Inc	133,852
74,602	*	USEC, Inc	287,218
18,008	*	Vanda Pharmaceuticals, Inc	202,410
28,841	*	Vical, Inc	94,887
51,591	*	Viropharma, Inc	432,848
7,340	*	Vitacost.com, Inc	76,483
12,963		Westlake Chemical Corp	323,168
48,128	*	WR Grace & Co	1,220,044
19,591	*	Xenoport, Inc	363,609
25,095	*	Zymogenetics, Inc	160,357

		TOTAL CHEMICALS AND ALLIED PRODUCTS	45,664,071

COAL MINING - 0.15%
20,300	*	Cloud Peak Energy, Inc	295,568
61,112	*	International Coal Group, Inc	235,892
18,390	*	James River Coal Co	340,767
6,750	*	Westmoreland Coal Co	60,143

		TOTAL COAL MINING	932,370

COMMUNICATIONS - 2.12%
8,393	*	AboveNet, Inc	545,881
36,783		Adtran, Inc	829,457
29,645		Alaska Communications Systems Group, Inc	236,567
19,682	*	Anixter International, Inc	927,021
39,169	*	Aruba Networks, Inc	417,542
5,943		Atlantic Tele-Network, Inc	326,924
11,658	*	Audiovox Corp (Class A)	82,655
33,199	*	Brightpoint, Inc	244,013
15,545	*	Cbeyond Communications, Inc	244,834
136,406	*	Cincinnati Bell, Inc	470,601
15,464		Consolidated Communications Holdings, Inc	270,620
7,284	*	Crown Media Holdings, Inc (Class A)	10,562
13,780	*	DG FastChannel, Inc	384,875
9,781	*	DigitalGlobe, Inc	236,700
4,074		Fisher Communications, Inc	66,203
28,284	*	General Communication, Inc (Class A)	180,452
12,333	*	GeoEye, Inc	343,844
19,596	*	Global Crossing Ltd	279,243
8,712		HickoryTech Corp	76,927
6,004	*	Hughes Communications, Inc	156,284
18,961	*	inContact, Inc	55,556
21,703		Iowa Telecommunications Services, Inc	363,742
29,683	*	j2 Global Communications, Inc	604,049
19,630	*	Knology, Inc	214,949
17,735	*	Lin TV Corp (Class A)	79,098
13,448	*	Lodgenet Entertainment Corp	74,367
34,700	*	Mastec, Inc	433,750

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,505	*	Mediacom Communications Corp (Class A)	$118,477
21,832	*	Neutral Tandem, Inc	496,678
20,832	*	Novatel Wireless, Inc	166,031
20,073		NTELOS Holdings Corp	357,701
81,526	*	PAETEC Holding Corp	338,333
1,517		Preformed Line Products Co	66,445
24,461	*	RCN Corp	265,402
24,058	*	SAVVIS, Inc	338,015
15,775		Shenandoah Telecom Co	321,021
28,775		Sinclair Broadcast Group, Inc (Class A)	115,963
9,539	*	SureWest Communications	95,008
13,841	*	Switch & Data Facilities Co, Inc	279,727
45,701	*	Syniverse Holdings, Inc	798,853
25,880	*	TeleCommunication Systems, Inc (Class A)	250,518
39,153	*	Terremark Worldwide, Inc	267,807
71,226	*	TiVo, Inc	725,081
15,282		USA Mobility, Inc	168,255

		TOTAL COMMUNICATIONS	13,326,031

DEPOSITORY INSTITUTIONS - 7.06%
10,148		1st Source Corp	163,281
15,065		Abington Bancorp, Inc	103,798
2,770		Alliance Financial Corp	75,206
4,063		American National Bankshares, Inc	88,980
9,646		Ameris Bancorp	69,063
4,423		Ames National Corp	93,370
6,331		Arrow Financial Corp	158,275
57,207		Astoria Financial Corp	711,083
1,591		Auburn National Bancorporation, Inc	31,327
4,390		Bancfirst Corp	162,606
18,179		Banco Latinoamericano de Exportaciones S.A. (Class E)	252,688
2,412		Bancorp Rhode Island, Inc	61,940
31,315		Bank Mutual Corp	216,700
2,081		Bank of Kentucky Financial Corp	39,081
3,497		Bank of Marin Bancorp	113,862
8,733		Bank of the Ozarks, Inc	255,615
14,318		BankFinancial Corp	141,748
10,337		Banner Corp	27,703
1,912		Bar Harbor Bankshares	52,484
22,044	*	Beneficial Mutual Bancorp, Inc	216,913
9,252		Berkshire Hills Bancorp, Inc	191,331
44,968		Boston Private Financial Holdings, Inc	259,465
4,139		Bridge Bancorp, Inc	99,502
39,888		Brookline Bancorp, Inc	395,290
2,071		Brooklyn Federal Bancorp, Inc	20,793
4,619		Bryn Mawr Bank Corp	69,701
5,162		Camden National Corp	168,797
8,011		Capital City Bank Group, Inc	110,872
19,147		Cardinal Financial Corp	167,345
5,533		Cass Information Systems, Inc	168,203
36,401		Cathay General Bancorp	274,828
8,258		Center Bancorp, Inc	73,661

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,346		Centerstate Banks of Florida, Inc	$124,571
22,066	*	Central Pacific Financial Corp	28,906
2,159		Century Bancorp, Inc	47,563
14,203		Chemical Financial Corp	334,907
1,884		Cheviot Financial Corp	13,923
4,451	*	Chicopee Bancorp, Inc	55,548
6,057		Citizens & Northern Corp	57,784
2,649		Citizens Holding Co	59,311
260,971	*	Citizens Republic Bancorp, Inc	180,070
10,786		City Holding Co	348,711
6,196		Clifton Savings Bancorp, Inc	58,057
5,756		CNB Financial Corp	92,038
20,358		CoBiz, Inc	96,701
18,797		Columbia Banking System, Inc	304,135
21,766		Community Bank System, Inc	420,301
10,226		Community Trust Bancorp, Inc	250,026
56,573		CVB Financial Corp	488,791
17,456		Dime Community Bancshares	204,584
16,010	*	Dollar Financial Corp	378,797
10,444	*	Eagle Bancorp, Inc	109,349
61,163		East West Bancorp, Inc	966,374
3,798		Enterprise Bancorp, Inc	41,588
7,256		Enterprise Financial Services Corp	55,944
6,121		ESB Financial Corp	80,920
10,124		ESSA Bancorp, Inc	118,451
32,448	*	Euronet Worldwide, Inc	712,234
4,247		Farmers Capital Bank Corp	43,404
7,473		Financial Institutions, Inc	88,032
9,947		First Bancorp	138,960
53,814		First Bancorp (Puerto Rico)	123,772
6,044		First Bancorp, Inc	93,198
26,990		First Busey Corp	104,991
3,779	*	First California Financial Group, Inc	10,354
56,430		First Commonwealth Financial Corp	262,400
9,377		First Community Bancshares, Inc	112,993
5,378		First Defiance Financial Corp	60,718
34,316		First Financial Bancorp	499,641
13,851		First Financial Bankshares, Inc	751,140
7,981		First Financial Corp	243,580
10,940		First Financial Holdings, Inc	142,111
11,792		First Financial Northwest, Inc	77,238
2,721		First Financial Service Corp	24,652
13,925		First Merchants Corp	82,715
36,426		First Midwest Bancorp, Inc	396,679
3,654		First of Long Island Corp	92,264
5,667		First South Bancorp, Inc	58,370
55,029		FirstMerit Corp	1,108,283
47,054	*	Flagstar Bancorp, Inc	28,232
20,148		Flushing Financial Corp	226,866
75,958		FNB Corp	515,755
3,944	*	Fox Chase Bancorp, Inc	37,547
7,480		German American Bancorp, Inc	121,550

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,958		Glacier Bancorp, Inc	$561,944
6,775		Great Southern Bancorp, Inc	144,714
36,537	*	Guaranty Bancorp	48,229
11,934		Hampton Roads Bankshares, Inc	20,646
18,823		Hancock Holding Co	824,259
29,171		Harleysville National Corp	187,861
9,101		Heartland Financial USA, Inc	130,599
6,330	*	Heritage Financial Corp	87,227
1,374		Heritage Financial Group	9,962
5,950	*	Home Bancorp, Inc	72,531
11,730		Home Bancshares, Inc	282,341
11,125		Home Federal Bancorp, Inc	148,074
13,700		IBERIABANK Corp	737,197
13,981		Independent Bank Corp	292,063
34,827		International Bancshares Corp	659,275
31,437	*	Investors Bancorp, Inc	343,921
12,512		Kearny Financial Corp	126,121
2,073		Kentucky First Federal Bancorp	22,803
2,700		K-Fed Bancorp	23,733
13,618		Lakeland Bancorp, Inc	87,019
8,385		Lakeland Financial Corp	144,641
4,894		Legacy Bancorp, Inc	48,255
13,069		MainSource Financial Group, Inc	62,470
33,464		MB Financial, Inc	659,910
3,181		Merchants Bancshares, Inc	72,018
6,709	*	Meridian Interstate Bancorp, Inc	58,301
3,031		Midsouth Bancorp, Inc	42,131
22,060		Nara Bancorp, Inc	250,160
2,413		NASB Financial, Inc	56,199
4,650		National Bankshares, Inc	131,549
84,204		National Penn Bancshares, Inc	487,541
22,800		NBT Bancorp, Inc	464,436
20,654	*	Net 1 UEPS Technologies, Inc	401,101
71,304		NewAlliance Bancshares, Inc	856,361
3,959		Northeast Community Bancorp, Inc	26,011
12,908		Northfield Bancorp, Inc	174,516
4,226		Northrim BanCorp, Inc	71,335
26,129		Northwest Bancshares, Inc	295,780
1,227		Norwood Financial Corp	35,080
6,470		OceanFirst Financial Corp	73,111
2,653		Ohio Valley Banc Corp	58,446
58,015		Old National Bancorp	721,126
1,353		Old Point Financial Corp	21,039
7,089		Old Second Bancorp, Inc	48,843
16,074		Oriental Financial Group, Inc	173,599
6,763		Oritani Financial Corp	92,856
3,454		Orrstown Financial Services, Inc	120,476
31,579		Pacific Capital Bancorp	30,316
12,234		Pacific Continental Corp	139,957
18,111		PacWest Bancorp	364,937
7,313		Park National Corp	430,589
5,805		Peapack Gladstone Financial Corp	73,607

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,558		Penns Woods Bancorp, Inc	$82,982
6,539	*	Pennsylvania Commerce Bancorp, Inc	82,195
6,950		Peoples Bancorp, Inc	67,276
2,311		Peoples Financial Corp	46,960
22,382	*	Pinnacle Financial Partners, Inc	318,272
1,875		Porter Bancorp, Inc	28,200
14,644		Premierwest Bancorp	20,794
35,399		PrivateBancorp, Inc	317,529
30,775		Prosperity Bancshares, Inc	1,245,463
38,547		Provident Financial Services, Inc	410,526
23,386		Provident New York Bancorp	197,378
2,690		Prudential Bancorp, Inc of Pennsylvania	25,609
2,352		Qc Holdings, Inc	11,313
14,230		Renasant Corp	193,528
6,344		Republic Bancorp, Inc (Class A)	130,686
4,770	*	Republic First Bancorp, Inc	20,368
5,851		Rockville Financial, Inc	61,436
5,766		Roma Financial Corp	71,268
15,629		S&T Bancorp, Inc	265,849
7,704		S.Y. Bancorp, Inc	164,480
10,989		Sandy Spring Bancorp, Inc	97,692
2,881	*	Santander BanCorp	35,379
8,544		SCBT Financial Corp	236,583
5,579		Shore Bancshares, Inc	80,672
5,902		Sierra Bancorp	45,032
27,030	*	Signature Bank	862,257
9,671		Simmons First National Corp (Class A)	268,854
9,766		Smithtown Bancorp, Inc	58,108
146,904		South Financial Group, Inc	94,709
8,897		Southside Bancshares, Inc	174,559
9,722		Southwest Bancorp, Inc	67,471
9,835		State Bancorp, Inc	69,927
15,348		StellarOne Corp	152,866
12,548		Sterling Bancorp	89,593
54,675		Sterling Bancshares, Inc	280,483
35,421		Sterling Financial Corp	21,961
6,408		Suffolk Bancorp	190,318
7,926	*	Sun Bancorp, Inc	29,723
57,736		Susquehanna Bancshares, Inc	340,065
27,352	*	SVB Financial Group	1,140,304
8,155	*	Territorial Bancorp, Inc	147,198
23,816	*	Texas Capital Bancshares, Inc	332,471
13,277	*	The Bancorp, Inc	91,080
5,520		Tompkins Trustco, Inc	223,560
3,294		Tower Bancorp, Inc	75,268
14,190		TowneBank	165,739
9,404		Trico Bancshares	156,577
50,933		Trustco Bank Corp NY	320,878
42,373		Trustmark Corp	955,087
21,467		UMB Financial Corp	844,726
57,864		Umpqua Holdings Corp	775,956
12,309		Union Bankshares Corp	152,509

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,394		United Bankshares, Inc	$507,118
54,340		United Community Banks, Inc	184,213
10,925		United Financial Bancorp, Inc	143,227
4,009		United Security Bancshares	68,714
11,055		Univest Corp of Pennsylvania	193,794
6,775		ViewPoint Financial Group	97,628
6,342		Washington Banking Co	75,723
9,471		Washington Trust Bancorp, Inc	147,558
3,816	*	Waterstone Financial, Inc	7,823
45,579		Webster Financial Corp	541,023
15,483		WesBanco, Inc	191,060
10,920		West Bancorporation, Inc	53,836
19,440		Westamerica Bancorporation	1,076,392
31,007	*	Western Alliance Bancorp	117,206
21,090		Westfield Financial, Inc	173,993
3,935		Wilber Corp	28,332
13,267		Wilshire Bancorp, Inc	108,657
15,976		Wintrust Financial Corp	491,901
4,881		WSFS Financial Corp	125,100
10,660		Yadkin Valley Financial Corp	39,016

		TOTAL DEPOSITORY INSTITUTIONS	44,319,787

EATING AND DRINKING PLACES - 1.33%
16,919	*	AFC Enterprises	138,059
8,762	*	Benihana, Inc	33,208
13,330	*	BJ’s Restaurants, Inc	250,871
20,444		Bob Evans Farms, Inc	591,854
11,957	*	Buffalo Wild Wings, Inc	481,508
13,024	*	California Pizza Kitchen, Inc	175,173
7,754	*	Carrols Restaurant Group, Inc	54,821
15,054		CBRL Group, Inc	571,901
15,316	*	CEC Entertainment, Inc	488,887
40,048	*	Cheesecake Factory	864,636
32,387		CKE Restaurants, Inc	273,994
63,980	*	Denny’s Corp	140,116
2,008	*	Diedrich Coffee, Inc	69,979
11,780	*	DineEquity, Inc	286,136
24,758	*	Domino’s Pizza, Inc	207,472
3,168	*	Einstein Noah Restaurant Group, Inc	31,141
1,490		Frisch’s Restaurants, Inc	35,537
38,051	*	Jack in the Box, Inc	748,463
39,587	*	Krispy Kreme Doughnuts, Inc	116,782
4,818	*	Landry’s Restaurants, Inc	102,575
12,973	*	Luby’s, Inc	47,741
9,867	*	McCormick & Schmick’s Seafood Restaurants, Inc	68,674
11,812	*	O’Charleys, Inc	77,369
14,486	*	Papa John’s International, Inc	338,393
15,776	*	PF Chang’s China Bistro, Inc	598,068
10,469	*	Red Robin Gourmet Burgers, Inc	187,395
43,664	*	Ruby Tuesday, Inc	314,381
14,532	*	Ruth’s Chris Steak House, Inc	30,372
40,376	*	Sonic Corp	406,586

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

837	*	Steak N Shake Co	$271,288
33,226	*	Texas Roadhouse, Inc (Class A)	373,128

		TOTAL EATING AND DRINKING PLACES	8,376,508

EDUCATIONAL SERVICES - 0.41%
12,062	*	American Public Education, Inc	414,450
4,740	*	Archipelago Learning, Inc	98,118
9,454	*	Bridgepoint Education, Inc	141,999
19,846	*	ChinaCast Education Corp	150,036
53,332	*	Corinthian Colleges, Inc	734,381
10,457	*	Grand Canyon Education, Inc	198,788
15,685	*	K12, Inc	317,935
5,040	*	Learning Tree International, Inc	60,178
6,534	*	Lincoln Educational Services Corp	141,592
9,803	*	Princeton Review, Inc	39,800
13,425	*	Universal Technical Institute, Inc	271,185

		TOTAL EDUCATIONAL SERVICES	2,568,462

ELECTRIC, GAS, AND SANITARY SERVICES - 3.79%
19,522		Allete, Inc	637,979
12,132		American Ecology Corp	206,729
12,289		American States Water Co	435,153
4,178		Artesian Resources Corp	76,499
36,380		Avista Corp	785,444
25,820		Black Hills Corp	687,587
13,202		California Water Service Group	486,098
7,741		Central Vermont Public Service Corp	161,013
10,569		CH Energy Group, Inc	449,394
6,297		Chesapeake Utilities Corp	201,819
23,688	*	Clean Energy Fuels Corp	365,032
14,293	*	Clean Harbors, Inc	852,006
40,224		Cleco Corp	1,099,322
5,753		Connecticut Water Service, Inc	142,502
9,805		Consolidated Water Co, Inc	140,113
27,320		Crosstex Energy, Inc	165,286
30,176	*	El Paso Electric Co	611,969
23,225		Empire District Electric Co	435,004
50,296		EnergySolutions, Inc	427,013
9,536	*	EnerNOC, Inc	289,799
1,719	*	Heritage-Crystal Clean, Inc	17,981
31,399		Idacorp, Inc	1,003,198
14,733		Laclede Group, Inc	497,533
15,421		MGE Energy, Inc	551,147
9,087		Middlesex Water Co	160,204
28,062		New Jersey Resources Corp	1,049,519
30,173		Nicor, Inc	1,270,282
17,644		Northwest Natural Gas Co	794,686
23,916		NorthWestern Corp	622,294
23,595		Otter Tail Corp	585,156
2,874		Pennichuck Corp	60,728
35,966	*	Perma-Fix Environmental Services	81,643
15,107	*	Pico Holdings, Inc	494,452

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,944		Piedmont Natural Gas Co, Inc	$1,309,251
11,138	*	Pike Electric Corp	103,361
57,975		PNM Resources, Inc	733,384
50,026		Portland General Electric Co	1,021,031
7,965		Resource America, Inc (Class A)	32,179
8,729		SJW Corp	197,014
19,832		South Jersey Industries, Inc	757,186
29,848		Southwest Gas Corp	851,563
16,209		Southwest Water Co	95,471
68	*,b,m	Touch America Holdings, Inc	0
19,653		UIL Holdings Corp	551,856
23,707		Unisource Energy Corp	763,128
7,108		Unitil Corp	163,342
11,915	*	Waste Services, Inc	108,546
33,440		WGL Holdings, Inc	1,121,578
8,324		York Water Co	120,781

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,774,255

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.70%
26,001	*	Acme Packet, Inc	286,011
17,463	*	Actel Corp	207,460
28,737		Acuity Brands, Inc	1,024,187
81,571	*	Adaptec, Inc	273,263
64,314	*	ADC Telecommunications, Inc	399,390
28,968	*	Advanced Analogic Technologies, Inc	114,134
37,265	*	Advanced Battery Technologies, Inc	149,060
22,430	*	Advanced Energy Industries, Inc	338,244
17,344	*	Airvana, Inc	131,814
28,930	*	American Superconductor Corp	1,183,237
72,888	*	Amkor Technology, Inc	521,878
42,737	*	Anadigics, Inc	180,350
44,166	*	Applied Micro Circuits Corp	329,920
8,779		Applied Signal Technology, Inc	169,347
82,612	*	Arris Group, Inc	944,255
12,619	*	Ascent Solar Technologies, Inc	66,881
42,595	*	Atheros Communications, Inc	1,458,452
21,003	*	ATMI, Inc	391,076
8,064	*	AZZ, Inc	263,693
31,104		Baldor Electric Co	873,711
6,960		Bel Fuse, Inc (Class B)	149,570
43,449	*	Benchmark Electronics, Inc	821,621
23,997	*	BigBand Networks, Inc	82,550
17,286	*	Ceradyne, Inc	332,064
12,974	*	Ceva, Inc	166,846
25,840	*	Checkpoint Systems, Inc	394,060
27,839	*	China BAK Battery, Inc	77,392
16	*,m	China Energy Savings Technology, Inc	1
29,477	*	China Security & Surveillance Technology, Inc	225,204
5,823	*	China TransInfo Technology Corp	47,574
18,716	*	Comtech Telecommunications Corp	655,996
4,932	*	CPI International, Inc	65,300
22,586		CTS Corp	217,277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,380		Cubic Corp	$387,174
9,731	*	DDi Corp	47,585
21,667	*	Diodes, Inc	443,090
14,948	*	DSP Group, Inc	84,157
11,648	*	DTS, Inc	398,478
18,476	*	Electro Scientific Industries, Inc	199,910
51,244	*	EMCORE Corp	54,831
10,273	*	EMS Technologies, Inc	148,959
30,531	*	Energy Conversion Devices, Inc	322,713
26,924	*	EnerSys	588,828
35,310	*	Entropic Communications, Inc	108,402
124,369	*	Evergreen Solar, Inc	187,797
23,669	*	Exar Corp	168,287
33,508	*	Exide Technologies	238,242
15,335		Franklin Electric Co, Inc	445,942
48,460	*	FuelCell Energy, Inc	182,210
14,052	*	Globecomm Systems, Inc	109,887
10,648	*	GP Strategies Corp	80,179
80,237	*	GrafTech International Ltd	1,247,685
15,399	*	Greatbatch, Inc	296,123
12,421	*	GSI Technology, Inc	55,646
21,240	*	GT Solar International, Inc	118,094
64,117	*	Harmonic, Inc	405,861
40,093	*	Harris Stratex Networks, Inc (Class A)	277,043
19,836	*	Helen of Troy Ltd	485,189
64,320	*	Hexcel Corp	834,874
14,246	*	Hittite Microwave Corp	580,525
19,664		Imation Corp	171,470
55,840	*	Infinera Corp	495,301
29,124	*	InterDigital, Inc	772,951
15,465	*	IPG Photonics Corp	258,884
13,008	*	iRobot Corp	228,941
15,823		IXYS Corp	117,407
76,533	*	Lattice Semiconductor Corp	206,639
14,524	*	Littelfuse, Inc	466,947
7,124	*	Loral Space & Communications, Inc	225,190
12,645		LSI Industries, Inc	99,643
15,182	*	Maxwell Technologies, Inc	270,847
10,430	*	MEMSIC, Inc	34,210
15,330	*	Mercury Computer Systems, Inc	168,783
25,546		Methode Electronics, Inc	221,739
30,405		Micrel, Inc	249,321
54,051	*	Microsemi Corp	959,405
35,146	*	Microtune, Inc	79,430
51,497	*	Microvision, Inc	163,245
29,873	*	MIPS Technologies, Inc	130,545
22,527	*	Monolithic Power Systems, Inc	539,972
30,185	*	Moog, Inc (Class A)	882,308
6,508	*	Multi-Fineline Electronix, Inc	184,632
3,186		National Presto Industries, Inc	348,007
12,021	*	Netlogic Microsystems, Inc	556,091
5,571	*	NV IntelliMedia Technology Group, Inc	14,373

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,154	*	NVE Corp	$130,292
33,267	*	Omnivision Technologies, Inc	483,370
56,276	*	Openwave Systems, Inc	128,309
13,706	*	Oplink Communications, Inc	224,641
18,434	*	OpNext, Inc	35,025
7,186	*	Orion Energy Systems, Inc	31,547
10,429	*	OSI Systems, Inc	284,503
13,714		Park Electrochemical Corp	379,055
19,010	*	Parkervision, Inc	34,788
17,074	*	Pericom Semiconductor Corp	196,863
35,561	*	Photronics, Inc	158,246
32,553		Plantronics, Inc	845,727
26,262	*	Plexus Corp	748,467
22,047	*	PLX Technology, Inc	71,212
55,854	*	Polycom, Inc	1,394,673
15,288	*	Polypore International, Inc	181,927
5,254	*	Powell Industries, Inc	165,659
15,846		Power Integrations, Inc	576,161
52,299	*	Power-One, Inc	227,501
89,320	*	Powerwave Technologies, Inc	112,543
10,703		Raven Industries, Inc	340,034
23,905		Regal-Beloit Corp	1,241,626
177,160	*	RF Micro Devices, Inc	845,053
10,642	*	Rogers Corp	322,559
8,409	*	Rubicon Technology, Inc	170,787
46,692	*	SatCon Technology Corp	131,671
21,480	*	Seachange International, Inc	141,124
40,617	*	Semtech Corp	690,895
29,862	*	ShoreTel, Inc	172,602
50,478	*	Silicon Image, Inc	130,233
53,645	*	Silicon Storage Technology, Inc	137,331
111,686	*	Skyworks Solutions, Inc	1,584,823
24,687	*	Smart Modular Technologies WWH, Inc	155,281
8,511	*	Spectrum Control, Inc	80,599
14,704	*	Standard Microsystems Corp	305,549
10,245	*	Stoneridge, Inc	92,307
7,282	*	Supertex, Inc	217,004
12,803		Sycamore Networks, Inc	267,711
29,472	*	Symmetricom, Inc	153,254
22,856	*	Synaptics, Inc	700,536
27,659		Technitrol, Inc	121,146
10,625	*	Techwell, Inc	140,250
44,292	*	Tekelec	676,782
32,377	*	Tessera Technologies, Inc	753,413
41,647	*	Trident Microsystems, Inc	77,463
98,036	*	Triquint Semiconductor, Inc	588,216
28,643	*	TTM Technologies, Inc	330,254
8,113	*	Ultralife Corp	35,048
1,288	*	United Capital Corp	30,680
19,502	*	Universal Display Corp	241,045
9,107	*	Universal Electronics, Inc	211,465
41,119	*	US Geothermal, Inc	62,912

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,609	*	Utstarcom, Inc	$167,774
33,383	*	Valence Technology, Inc	30,379
17,278	*	Viasat, Inc	549,095
13,211		Vicor Corp	122,862
10,973	*	Virage Logic Corp	60,352
15,174	*	Volterra Semiconductor Corp	290,127
14,668	*	White Electronic Designs Corp	68,500
42,905	*	Zix Corp	73,368
18,736	*	Zoltek Cos, Inc	177,992
35,093	*	Zoran Corp	387,778

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	48,374,199

ENGINEERING AND MANAGEMENT SERVICES - 2.49%
18,436	*	Accelrys, Inc	105,638
10,352	*	Advisory Board Co	317,392
9,533	*	Affymax, Inc	235,846
72,903	*	Ariad Pharmaceuticals, Inc	166,219
8,130		CDI Corp	105,284
55,284	*	Celera Corp	382,012
14,436	*	comScore, Inc	253,352
7,457	*	Cornell Cos, Inc	169,274
22,835		Corporate Executive Board Co	521,095
7,357	*	CRA International, Inc	196,064
16,116		Diamond Management & Technology Consultants, Inc	118,775
48,430	*	Dyax Corp	164,178
28,753	*	eResearch Technology, Inc	172,806
70,806	*	Exelixis, Inc	521,840
9,229	*	Exponent, Inc	256,935
8,468	*	Franklin Covey Co	53,348
24,150	*	Furmanite Corp	92,012
17,251	*	Hill International, Inc	107,646
14,327	*	Huron Consulting Group, Inc	330,094
5,943	*	ICF International, Inc	159,272
58,047	*	Incyte Corp	528,808
11,940	*	Infinity Pharmaceuticals, Inc	73,789
84,480	*	Insmed, Inc	65,050
62,080	*	Isis Pharmaceuticals, Inc	689,088
10,042	*	Kendle International, Inc	183,869
6,263		Landauer, Inc	384,548
70,143	*	Lexicon Pharmaceuticals, Inc	119,243
27,737	*	Luminex Corp	414,113
11,708		MAXIMUS, Inc	585,400
17,092	*	Maxygen, Inc	104,090
6,156		MedQuist, Inc	41,184
5,335	*	Michael Baker Corp	220,869
6,760	*	Mistras Group, Inc	101,806
1,074		National Research Corp	22,232
33,183	*	Navigant Consulting, Inc	493,099
21,404	*	Omnicell, Inc	250,213
42,034	*	Regeneron Pharmaceuticals, Inc	1,016,382
21,364	*	Repligen Corp	87,806
29,967	*	Resources Connection, Inc	635,900

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,119	*	Rigel Pharmaceuticals, Inc	$314,962
36,606	*	RTI Biologics, Inc	140,567
29,609	*	Sangamo Biosciences, Inc	175,285
44,322	*	Savient Pharmaceuticals, Inc	603,222
55,347	*	Seattle Genetics, Inc	562,326
41,556	*	Sequenom, Inc	172,042
7,756	*	Stanley, Inc	212,592
23,056	*	Symyx Technologies, Inc	126,808
7,271	*	Tejon Ranch Co	212,459
40,142	*	Tetra Tech, Inc	1,090,658
4,244	*	Transcend Services, Inc	90,652
2,739		VSE Corp	123,474
28,444		Watson Wyatt & Co Holdings (Class A)	1,351,659

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,623,277

FABRICATED METAL PRODUCTS - 1.08%
6,116		Ameron International Corp	388,121
5,298	*	Bway Holding Co	101,828
18,889	*	Chart Industries, Inc	312,613
11,263		CIRCOR International, Inc	283,602
8,695		Dynamic Materials Corp	174,335
28,858	*	Griffon Corp	352,645
8,281		Gulf Island Fabrication, Inc	174,149
3,702	*	Hawk Corp	65,192
11,871		Insteel Industries, Inc	154,323
10,743	*	Ladish Co, Inc	162,004
23,585	*	Mobile Mini, Inc	332,313
102,510		Mueller Water Products, Inc (Class A)	533,052
60,297	*	NCI Building Systems, Inc	109,138
8,569	*	North American Galvanizing & Coating, Inc	41,560
25,042		Quanex Building Products Corp	424,963
17,843		Silgan Holdings, Inc	1,032,752
25,364		Simpson Manufacturing Co, Inc	682,038
6,174	*	SmartHeat, Inc	89,646
39,787	*	Smith & Wesson Holding Corp	162,729
12,856		Sturm Ruger & Co, Inc	124,703
8,298		Sun Hydraulics Corp	217,823
41,879	*	Taser International, Inc	183,430
10,444	*	Trimas Corp	70,706
19,491		Watts Water Technologies, Inc (Class A)	602,662

		TOTAL FABRICATED METAL PRODUCTS	6,776,327

FISHERIES - 0.01%
6,598	*	HQ Sustainable Maritime Industries, Inc	46,450

		TOTAL FISHERIES	46,450

FOOD AND KINDRED PRODUCTS - 1.18%
17,821	*	AgFeed Industries, Inc	89,105
6,492	*	American Dairy, Inc	140,747
13,953	*	American Italian Pasta Co	485,425
19,314		B&G Foods, Inc (Class A)	177,303
5,859	*	Boston Beer Co, Inc (Class A)	273,029

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,620	*	Central Garden and Pet Co (Class A)	$413,703
2,814		Coca-Cola Bottling Co Consolidated	152,012
54,734	*	Darling International, Inc	458,671
10,953		Diamond Foods, Inc	389,270
4,466		Farmer Bros Co	88,159
5,978	*	Harbinger Group, Inc	41,966
8,175		Imperial Sugar Co	142,572
9,423		J&J Snack Foods Corp	376,543
12,768		Lancaster Colony Corp	634,570
18,467		Lance, Inc	485,682
3,394	*	Lifeway Foods, Inc	40,321
7,122	*	M&F Worldwide Corp	281,319
6,128	*	Matrixx Initiatives, Inc	25,860
7,347	*	National Beverage Corp	101,829
12,162	*	Omega Protein Corp	53,026
10,467	*	Overhill Farms, Inc	50,870
7,678	*	Peet’s Coffee & Tea, Inc	255,908
13,559		Sanderson Farms, Inc	571,647
6,243	*	Seneca Foods Corp	149,020
41,979	*	Smart Balance, Inc	251,874
16,112		Tootsie Roll Industries, Inc	441,147
21,063	*	TreeHouse Foods, Inc	818,507

		TOTAL FOOD AND KINDRED PRODUCTS	7,390,085

FOOD STORES - 0.40%
782		Arden Group, Inc (Class A)	74,775
4,649	*	Caribou Coffee Co, Inc	35,890
23,730	*	Dole Food Co, Inc	294,489
22,434	*	Great Atlantic & Pacific Tea Co, Inc	264,497
8,496		Ingles Markets, Inc (Class A)	128,544
15,059	*	Pantry, Inc	204,652
28,649		Ruddick Corp	737,139
4,953	*	Susser Holdings Corp	42,546
4,106		Village Super Market (Class A)	112,176
7,310		Weis Markets, Inc	265,792
36,727	*	Winn-Dixie Stores, Inc	368,739

		TOTAL FOOD STORES	2,529,239

FURNITURE AND FIXTURES - 0.65%
6,130	*	Astronics Corp	52,412
16,707		Ethan Allen Interiors, Inc	224,208
27,804	*	Furniture Brands International, Inc	151,810
35,788		Herman Miller, Inc	571,892
29,895		HNI Corp	825,999
7,260		Hooker Furniture Corp	89,806
21,390		Kimball International, Inc (Class B)	182,243
34,214		La-Z-Boy, Inc	326,059
30,452	*	Sealy Corp	96,228
6,972	*	Stanley Furniture Co, Inc	70,766
47,456		Steelcase, Inc (Class A)	301,820
49,944	*	Tempur-Pedic International, Inc	1,180,177

		TOTAL FURNITURE AND FIXTURES	4,073,420

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
11,957		Haverty Furniture Cos, Inc	$164,170
8,438	*	hhgregg, Inc	185,889
31,219		Knoll, Inc	322,492
76,574	*	Pier 1 Imports, Inc	389,762
4,830	*	Rex Stores Corp	67,910
20,333	*	Tuesday Morning Corp	52,459

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,182,682

GENERAL BUILDING CONTRACTORS - 0.45%
870	*	Amrep Corp	11,919
5,387	*	Avatar Holdings, Inc	91,633
26,676	*	Beazer Homes USA, Inc	129,112
6,644		Brookfield Homes Corp	53,152
4,403	*	Cavco Industries, Inc	158,156
35,245	*	Hovnanian Enterprises, Inc (Class A)	135,341
12,398	*	M/I Homes, Inc	128,815
15,847		McGrath RentCorp	354,339
21,170	*	Meritage Homes Corp	409,216
17,225	*	Perini Corp	311,428
28,771		Ryland Group, Inc	566,788
66,902	*	Standard-Pacific Corp	250,213
12,612	*	Team, Inc	237,232

		TOTAL GENERAL BUILDING CONTRACTORS	2,837,344

GENERAL MERCHANDISE STORES - 0.53%
31,155	*	99 Cents Only Stores	407,196
33,850		Casey’s General Stores, Inc	1,080,493
7,235	*	Conn’s, Inc	42,252
34,216		Dillard’s, Inc (Class A)	631,285
26,826		Fred’s, Inc (Class A)	273,625
16,854	*	Retail Ventures, Inc	149,832
84,051	*	Saks, Inc	551,375
17,143	*	Stein Mart, Inc	182,744

		TOTAL GENERAL MERCHANDISE STORES	3,318,802

HEALTH SERVICES - 1.98%
17,709	*	Alliance Imaging, Inc	101,118
30,376	*	Allied Healthcare International, Inc	88,394
4,882	*	Almost Family, Inc	192,985
18,249	*	Amedisys, Inc	886,171
5,527		America Service Group, Inc	87,713
10,222	*	American Dental Partners, Inc	131,864
20,386	*	Amsurg Corp	448,900
6,803	*	Assisted Living Concepts, Inc (A Shares)	179,395
7,922	*	Bio-Reference Labs, Inc	310,463
7,039	*	China Sky One Medical, Inc	160,137
19,781	*	Continucare Corp	86,443
4,711	*	Corvel Corp	158,007
20,818	*	Cross Country Healthcare, Inc	206,306
19,097	*	CryoLife, Inc	122,603

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,651	*	eHealth, Inc	$257,146
13,382	*	Emeritus Corp	250,913
7,444		Ensign Group, Inc	114,414
22,207	*	Enzo Biochem, Inc	119,474
9,516	*	Genomic Health, Inc	186,133
11,196	*	Genoptix, Inc	397,794
19,249	*	Gentiva Health Services, Inc	519,915
16,078	*	Health Grades, Inc	68,975
59,660	*	Healthsouth Corp	1,119,819
22,388	*	Healthways, Inc	410,596
44,031	*	Immunomedics, Inc	141,340
10,767	*	IPC The Hospitalist Co, Inc	358,003
25,990	*	Kindred Healthcare, Inc	479,775
11,109	*	LCA-Vision, Inc	56,878
10,303	*	LHC Group, Inc	346,284
23,511	*	Magellan Health Services, Inc	957,604
9,931	*	Medcath Corp	78,554
5,354		National Healthcare Corp	193,333
61,676	*	Nektar Therapeutics	574,820
12,463	*	Nighthawk Radiology Holdings, Inc	56,457
13,227	*	NovaMed, Inc	51,321
22,024	*	Odyssey HealthCare, Inc	343,134
37,546	*	Psychiatric Solutions, Inc	793,722
16,404	*	RehabCare Group, Inc	499,174
22,580	*	Select Medical Holdings Corp	239,800
12,956	*	Skilled Healthcare Group, Inc (Class A)	96,522
28,932	*	Sun Healthcare Group, Inc	265,306
30,181	*	Sunrise Senior Living, Inc	97,183
7,733	*	US Physical Therapy, Inc	130,920
4,237	*	Virtual Radiologic Corp	54,064

		TOTAL HEALTH SERVICES	12,419,872

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.38%
21,003	*	Broadwind Energy, Inc	169,914
12,807	*	Comverge, Inc	143,951
22,854		Granite Construction, Inc	769,266
27,036		Great Lakes Dredge & Dock Corp	175,193
6,856	*	LB Foster Co (Class A)	204,377
17,680	*	Matrix Service Co	188,292
11,557	*	MYR Group, Inc	208,951
17,790	*	Orion Marine Group, Inc	374,657
8,911	*	Sterling Construction Co, Inc	170,913

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,405,514

HOLDING AND OTHER INVESTMENT OFFICES - 7.04%
26,375		Acadia Realty Trust	444,946
4,835		Agree Realty Corp	112,607
1,365		Alexander’s, Inc	415,533
118,863		Allied Capital Corp	429,095
34,811		American Campus Communities, Inc	978,189
10,763		American Capital Agency Corp	285,650
15,431	*	Ampal American Israel (Class A)	41,664

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

73,330		Anworth Mortgage Asset Corp	$513,310
6,630	*	Apollo Commercial Real Estate Finance, Inc	119,274
34,908	*	Ashford Hospitality Trust, Inc	161,973
9,638		Associated Estates Realty Corp	108,620
65,458		BioMed Realty Trust, Inc	1,032,927
7,315	*	Cape Bancorp, Inc	49,157
32,355		Capital Lease Funding, Inc	141,715
1,984		Capital Southwest Corp	156,339
42,919		Capstead Mortgage Corp	585,844
8,361		Care Investment Trust, Inc	65,049
91,945		CBL & Associates Properties, Inc	889,108
26,287		Cedar Shopping Centers, Inc	178,752
5,054		Cherokee, Inc	90,062
20,443		Cogdell Spencer, Inc	115,707
44,100		Colonial Properties Trust	517,293
9,680		Colony Financial, Inc	197,182
49,030		Cousins Properties, Inc	374,099
9,100	*	CreXus Investment Corp	127,036
14,681		Danvers Bancorp, Inc	190,706
136,099		DCT Industrial Trust, Inc	683,217
107,899		Developers Diversified Realty Corp	999,145
77,357		DiamondRock Hospitality Co	655,214
7,788		Dynex Capital, Inc	67,989
16,773		EastGroup Properties, Inc	642,070
38,112		Education Realty Trust, Inc	184,462
28,054		Entertainment Properties Trust	989,465
16,841		Equity Lifestyle Properties, Inc	849,965
21,731		Equity One, Inc	351,390
57,490		Extra Space Storage, Inc	664,010
43,814	*	FelCor Lodging Trust, Inc	157,730
35,007		First Industrial Realty Trust, Inc	183,087
18,660		First Potomac Realty Trust	234,556
44,424		Franklin Street Properties Corp	649,035
11,756		Getty Realty Corp	276,619
14,103		Gladstone Capital Corp	108,593
5,577		Gladstone Commercial Corp	74,788
40,966		Glimcher Realty Trust	110,608
29,844	*	Gramercy Capital Corp	77,296
18,393	*	Harris & Harris Group, Inc	84,056
24,223		Hatteras Financial Corp	677,275
39,485		Healthcare Realty Trust, Inc	847,348
30,236		Hersha Hospitality Trust	94,941
47,259		Highwoods Properties, Inc	1,576,087
26,350	*	Hilltop Holdings, Inc	306,714
21,955		Home Properties, Inc	1,047,473
46,651		Inland Real Estate Corp	380,206
5,831		Invesco Mortgage Capital, Inc	132,714
48,528		Investors Real Estate Trust	436,752
50,634		iShares Russell 2000 Index Fund	3,152,472
66,675	*	iStar Financial, Inc	170,688
28,753		Kilroy Realty Corp	881,855
31,351		Kite Realty Group Trust	127,599

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,326		LaSalle Hotel Properties	$898,581
60,912		Lexington Corporate Properties Trust	370,345
15,408		LTC Properties, Inc	412,164
4,707		Main Street Capital Corp	75,877
53,318		Medical Properties Trust, Inc	533,180
186,737		MFA Mortgage Investments, Inc	1,372,516
18,791		Mid-America Apartment Communities, Inc	907,229
12,003		Mission West Properties, Inc	86,302
15,030		Monmouth Real Estate Investment Corp (Class A)	111,823
14,697		MVC Capital, Inc	173,425
17,270		National Health Investors, Inc	638,817
53,371		National Retail Properties, Inc	1,132,533
37,599		NorthStar Realty Finance Corp	128,965
54,913		Omega Healthcare Investors, Inc	1,068,058
14,629		Parkway Properties, Inc	304,576
25,944		Pennsylvania Real Estate Investment Trust	219,486
9,760	*	Pennymac Mortgage Investment Trust	167,677
32,229		Post Properties, Inc	631,688
26,457		Potlatch Corp	843,449
41,923		Prospect Capital Corp	495,111
11,903		PS Business Parks, Inc	595,745
43,214		RAIT Investment Trust	56,610
17,491		Ramco-Gershenson Properties	166,864
51,839		Redwood Trust, Inc	749,592
13,648		Resource Capital Corp	67,148
4,322		Saul Centers, Inc	141,589
18,296		Sovran Self Storage, Inc	653,716
7,844	*	SRS Labs, Inc	57,497
30,895		Starwood Property Trust, Inc	583,607
51,404	*	Strategic Hotels & Resorts, Inc	95,611
11,154		Sun Communities, Inc	220,292
65,347		Sunstone Hotel Investors, Inc	580,281
26,811		Tanger Factory Outlet Centers, Inc	1,045,361
5,892		UMH Properties, Inc	49,964
7,423		Universal Health Realty Income Trust	237,759
13,682		Urstadt Biddle Properties, Inc (Class A)	208,924
52,886		U-Store-It Trust	387,126
45,763	*	Vantage Drilling Co	73,678
3,850	*	Virtus Investment Partners, Inc	61,215
15,520		Walter Investment Management Corp	222,402
38,833		Washington Real Estate Investment Trust	1,069,849
7,884		Winthrop Realty Trust	85,620

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	44,179,508

HOTELS AND OTHER LODGING PLACES - 0.41%
17,292		Ameristar Casinos, Inc	263,357
8,691	*	Bluegreen Corp	21,032
26,373	*	Gaylord Entertainment Co	520,867
17,507	*	Great Wolf Resorts, Inc	41,492
10,459	*	Isle of Capri Casinos, Inc	78,233
13,545		Marcus Corp	173,647
6,008	*	Monarch Casino & Resort, Inc	48,665

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,347	*	Morgans Hotel Group Co	$64,992
51,103	*	Orient-Express Hotels Ltd (Class A)	518,184
9,442	*	Outdoor Channel Holdings, Inc	54,764
8,825	*	Red Lion Hotels Corp	43,596
19,602	*	Vail Resorts, Inc	740,955

		TOTAL HOTELS AND OTHER LODGING PLACES	2,569,784

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.20%
18,667	*	3PAR, Inc	221,204
8,390		Aaon, Inc	163,521
45,140		Actuant Corp (Class A)	836,444
4,390		Alamo Group, Inc	75,289
39,803	*	Allis-Chalmers Energy, Inc	150,057
18,028	*	Altra Holdings, Inc	222,646
5,746		Ampco-Pittsburgh Corp	181,171
4,995	*	Argan, Inc	71,878
12,303	*	Astec Industries, Inc	331,443
11,647		Black Box Corp	330,076
25,437	*	Blount International, Inc	256,914
5,635	*	Bolt Technology Corp	62,098
33,150		Briggs & Stratton Corp	620,237
42,988	*	Brooks Automation, Inc	368,837
6,073		Cascade Corp	166,947
2,964	*	China Automotive Systems, Inc	55,456
43,673	*	Cirrus Logic, Inc	297,850
15,695	*	Colfax Corp	188,968
12,744	*	Columbus McKinnon Corp	174,083
23,074	*	Cray, Inc	148,135
30,155		Curtiss-Wright Corp	944,455
19,760	*	Cymer, Inc	758,389
19,398	*	Dril-Quip, Inc	1,095,599
55,204	*	Emulex Corp	601,724
32,314	*	Ener1, Inc	204,871
12,494	*	ENGlobal Corp	39,106
13,259	*	EnPro Industries, Inc	350,170
87,145	*	Entegris, Inc	460,126
60,049	*	Extreme Networks, Inc	172,341
11,671	*	Flanders Corp	52,053
31,442	*	Flow International Corp	96,841
8,260	*	Fortinet, Inc	145,128
12,073	*	Fuel Tech, Inc	98,636
9,611		Gorman-Rupp Co	265,648
6,839		Graham Corp	141,567
10,036	*	Harbin Electric, Inc	206,139
4,179	*	Hurco Cos, Inc	61,849
18,394	*	Immersion Corp	84,061
41,259	*	Intermec, Inc	530,591
14,840	*	Intevac, Inc	170,215
17,420	*	Isilon Systems, Inc	119,501
18,290		John Bean Technologies Corp	311,113
8,147	*	Kadant, Inc	130,026
22,131		Kaydon Corp	791,405

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,629	*	Kulicke & Soffa Industries, Inc	$245,940
8,171		Lindsay Manufacturing Co	325,614
9,891		Lufkin Industries, Inc	724,021
9,689		Met-Pro Corp	102,897
10,854	*	Middleby Corp	532,063
31,091		Modine Manufacturing Co	368,117
3,605		Nacco Industries, Inc (Class A)	179,529
8,286	*	Natural Gas Services Group, Inc	156,191
31,304	*	Netezza Corp	303,649
22,867	*	Netgear, Inc	495,985
22,402		Nordson Corp	1,370,553
1,883		Omega Flex, Inc	26,362
110,275	*,d	Palm, Inc	1,107,160
5,354	*	PAR Technology Corp	30,946
8,913	*	PMFG, Inc	144,480
5,527		Primoris Services Corp	44,050
139,843	*	Quantum Corp	409,740
19,850	*	Rackable Systems, Inc	139,149
14,523	*	RBC Bearings, Inc	353,345
6,140	*	Rimage Corp	106,468
36,507	*	Riverbed Technology, Inc	838,566
17,632		Robbins & Myers, Inc	414,705
13,720	*	Safeguard Scientifics, Inc	141,453
7,576		Sauer-Danfoss, Inc	90,988
17,640	*	Scansource, Inc	470,988
18,083	*	Sigma Designs, Inc	193,488
8,248		Standex International Corp	165,702
16,475	*	STEC, Inc	269,202
15,320	*	Super Micro Computer, Inc	170,358
8,433	*	T-3 Energy Services, Inc	215,042
12,461	*	Tecumseh Products Co (Class A)	145,669
12,388		Tennant Co	324,442
5,911		Twin Disc, Inc	61,711
15,842	*	Ultratech, Inc	235,412
48,072	*	VeriFone Holdings, Inc	787,419
17,703		Watsco, Inc	867,093
40,213		Woodward Governor Co	1,036,289

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,349,594

INSTRUMENTS AND RELATED PRODUCTS - 5.74%
14,669	*	Abaxis, Inc	374,793
20,635	*	Abiomed, Inc	180,350
26,759	*	Accuray, Inc	150,118
48,048	*	Affymetrix, Inc	280,600
9,070	*	AGA Medical Holdings, Inc	133,964
38,798	*	Align Technology, Inc	691,380
22,744	*	Alphatec Holdings, Inc	121,453
49,255	*	American Medical Systems Holdings, Inc	950,129
6,154		American Science & Engineering, Inc	466,719
8,559		Analogic Corp	329,607
9,657	*	Anaren, Inc	145,338
16,353	*	Angiodynamics, Inc	262,956

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,100	*	Argon ST, Inc	$197,652
1,018		Atrion Corp	158,523
32,008	*	ATS Medical, Inc	103,386
10,068		Badger Meter, Inc	400,908
11,364	*	Bovie Medical Corp	88,753
32,588	*	Bruker BioSciences Corp	393,011
8,502	*	Cantel Medical Corp	171,570
12,894	*	Cardiac Science Corp	28,754
15,886	*	CardioNet, Inc	94,363
38,805	*	Cepheid, Inc	484,286
19,815	*	Clarient, Inc	52,510
14,505	*	Coherent, Inc	431,234
15,789		Cohu, Inc	220,257
19,308	*	Conmed Corp	440,222
8,833	*	Cutera, Inc	75,169
18,170	*	Cyberonics, Inc	371,395
6,636	*	Cynosure, Inc (Class A)	76,248
15,212	*	Delcath Systems, Inc	78,190
35,046	*	Depomed, Inc	117,404
30,692	*	DexCom, Inc	247,991
11,779	*	Dionex Corp	870,115
5,218	*	DXP Enterprises, Inc	68,199
178,964		Eastman Kodak Co	755,228
13,806	*	Electro-Optical Sciences, Inc	143,030
32,091	*	Endologix, Inc	169,440
10,297	*	EnteroMedics, Inc	5,766
17,441		ESCO Technologies, Inc	625,260
19,802	*	Esterline Technologies Corp	807,328
49,551	*	ev3, Inc	661,010
5,480	*	Exactech, Inc	94,859
11,194	*	FARO Technologies, Inc	239,999
24,877	*	FEI Co	581,127
9,867	*	FGX International Holdings Ltd	193,295
32,837	*	Formfactor, Inc	714,533
31,278	*	Fossil, Inc	1,049,690
17,064	*	Haemonetics Corp	941,080
16,747	*	Hanger Orthopedic Group, Inc	231,611
16,594	*	Harvard Bioscience, Inc	59,241
9,023	*	Herley Industries, Inc	125,329
7,659	*	Home Diagnostics, Inc	46,720
8,518	*	ICU Medical, Inc	310,396
7,626	*	ICx Technologies, Inc	72,600
16,637	*	II-VI, Inc	529,057
19,943	*	Insulet Corp	284,786
12,528	*	Integra LifeSciences Holdings Corp	460,780
19,216		Invacare Corp	479,247
70,717	*	ION Geophysical Corp	418,645
12,033	*	IRIS International, Inc	148,728
22,081	*	ISTA Pharmaceuticals, Inc	100,689
21,176	*	Ixia	157,549
5,549	*	Kensey Nash Corp	141,500
45,662	*	Kopin Corp	190,867

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,678	*	K-Tron International, Inc	$182,466
9,446	*	KVH Industries, Inc	139,329
49,676	*	L-1 Identity Solutions, Inc	372,073
8,523	*	LaBarge, Inc	102,702
11,732	*	MAKO Surgical Corp	130,225
33,784	*	Masimo Corp	1,027,709
9,729	*	Measurement Specialties, Inc	97,776
9,551	*	Medical Action Industries, Inc	153,389
18,687	*	Merit Medical Systems, Inc	360,472
10,652	*	Micrus Endovascular Corp	159,887
17,734		Mine Safety Appliances Co	470,483
32,787	*	MKS Instruments, Inc	570,822
10,927		Movado Group, Inc	106,210
11,194		MTS Systems Corp	321,716
18,737	*	Natus Medical, Inc	277,120
13,267	*	Neogen Corp	313,234
24,465	*	Newport Corp	224,833
24,304	*	NuVasive, Inc	777,242
15,375	*	NxStage Medical, Inc	128,381
11,365	*	Orthofix International NV	351,974
44,653	*	Orthovita, Inc	156,732
2,649	*	OYO Geospace Corp	113,616
12,176	*	Palomar Medical Technologies, Inc	122,734
27,254	*	RAE Systems, Inc	29,979
6,772	*	Rochester Medical Corp	75,372
10,932	*	Rockwell Medical Technologies, Inc	84,067
19,230	*	Rofin-Sinar Technologies, Inc	454,020
20,798	*	Rudolph Technologies, Inc	139,763
11,330	*	Sirona Dental Systems, Inc	359,614
8,148	*	Somanetics Corp	142,997
11,481	*	SonoSite, Inc	271,296
21,708	*	Spectranetics Corp	151,088
47,947	*	Star Scientific, Inc	33,563
21,415	*	Stereotaxis, Inc	84,161
38,999		STERIS Corp	1,090,801
23,706	*	Symmetry Medical, Inc	191,070
7,786	*	Synovis Life Technologies, Inc	100,517
23,996	*	Teledyne Technologies, Inc	920,487
37,597	*	Thoratec Corp	1,012,111
8,558	*	Trans1, Inc	33,804
2,046		Utah Medical Products, Inc	59,989
19,199	*	Varian, Inc	989,516
10,839	*	Vascular Solutions, Inc	90,939
25,656	*	Veeco Instruments, Inc	847,674
9,659	*	Vital Images, Inc	122,573
53,521	*	Vivus, Inc	491,858
32,354	*	Volcano Corp	562,313
25,288	*	Wright Medical Group, Inc	479,208
17,465	*	X-Rite, Inc	38,074
3,680		Young Innovations, Inc	91,190
14,151	*	Zoll Medical Corp	378,115
10,266	*	Zygo Corp	69,090

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	36,053,311

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
13,765	*	Crawford & Co (Class B)	$54,234
5,103		Life Partners Holdings, Inc	108,133
27,777	*	National Financial Partners Corp	224,716

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	387,083

INSURANCE CARRIERS - 3.92%
191,334	*	Ambac Financial Group, Inc	158,807
7,208	*	American Caresource Holdings, Inc	17,299
38,612		American Equity Investment Life Holding Co	287,273
5,905		American Physicians Capital, Inc	179,040
4,177		American Physicians Service Group, Inc	96,363
5,846	*	American Safety Insurance Holdings Ltd	84,475
35,301	*	AMERIGROUP Corp	951,715
12,637	*	Amerisafe, Inc	227,087
15,335		Amtrust Financial Services, Inc	181,260
20,510	*	Argo Group International Holdings Ltd	597,661
81,929		Assured Guaranty Ltd	1,782,774
5,597		Baldwin & Lyons, Inc (Class B)	137,742
24,411	*	Catalyst Health Solutions, Inc	890,269
28,670	*	Centene Corp	606,944
22,390	*	Citizens, Inc (Class A)	146,207
11,362	*	CNA Surety Corp	169,180
126,290	*	Conseco, Inc	631,450
30,805		Delphi Financial Group, Inc (Class A)	689,108
7,747		Donegal Group, Inc (Class A)	120,388
4,787		Eastern Insurance Holdings, Inc	41,264
3,273		EMC Insurance Group, Inc	70,402
29,322		Employers Holdings, Inc	449,799
4,444	*	Enstar Group Ltd	324,501
8,741		FBL Financial Group, Inc (Class A)	161,883
11,085	*	First Acceptance Corp	21,616
9,585		First Mercury Financial Corp	131,410
25,970		Flagstone Reinsurance Holdings Ltd	284,112
4,718	*	Fpic Insurance Group, Inc	182,209
18,729	*	Greenlight Capital Re Ltd (Class A)	441,443
6,711	*	Hallmark Financial Services	53,420
8,893		Harleysville Group, Inc	282,708
32,654	*	Healthspring, Inc	575,037
26,022		Horace Mann Educators Corp	325,275
4,372		Independence Holding Co	25,358
9,217		Infinity Property & Casualty Corp	374,579
2,858		Kansas City Life Insurance Co	85,026
33,360		Maiden Holdings Ltd	244,195
30,710		Max Re Capital Ltd	684,833
38,486		Meadowbrook Insurance Group, Inc	284,796
3,569		Mercer Insurance Group, Inc	64,849
24,354	*	Metropolitan Health Networks, Inc	48,464
83,165	*	MGIC Investment Corp	480,694
8,771	*	Molina Healthcare, Inc	200,593

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,486		Montpelier Re Holdings Ltd	$995,658
4,084		National Interstate Corp	69,265
1,523		National Western Life Insurance Co (Class A)	264,423
8,298	*	Navigators Group, Inc	390,919
3,176		NYMAGIC, Inc	52,690
76,641		Phoenix Cos, Inc	213,062
34,074		Platinum Underwriters Holdings Ltd	1,304,692
21,765	*	PMA Capital Corp (Class A)	137,120
49,580		PMI Group, Inc	124,942
14,232		Presidential Life Corp	130,223
12,319	*	Primus Guaranty Ltd	37,573
22,156	*	ProAssurance Corp	1,189,998
54,406		Radian Group, Inc	397,708
20,590	*	RadNet, Inc	42,004
12,529		RLI Corp	667,169
8,909		Safety Insurance Group, Inc	322,773
14,550	*	SeaBright Insurance Holdings, Inc	167,180
35,234		Selective Insurance Group, Inc	579,599
9,671		State Auto Financial Corp	178,914
11,598		Stewart Information Services Corp	130,825
29,641		Tower Group, Inc	693,896
13,768	*	Triple-S Management Corp (Class B)	242,317
24,425	*	United America Indemnity Ltd (Class A)	193,446
14,813		United Fire & Casualty Co	270,041
17,984	*	Universal American Financial Corp	210,413
9,171		Universal Insurance Holdings, Inc	53,834
28,174	*	WellCare Health Plans, Inc	1,035,676
24,959		Zenith National Insurance Corp	742,780

		TOTAL INSURANCE CARRIERS	24,632,648

JUSTICE, PUBLIC ORDER AND SAFETY - 0.14%
9,507	*	China Fire & Security Group, Inc	128,630
34,065	*	Geo Group, Inc	745,342

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	873,972

LEATHER AND LEATHER PRODUCTS - 0.52%
55,633	*	CROCS, Inc	319,890
15,070	*	Genesco, Inc	413,822
47,539	*	Iconix Brand Group, Inc	601,368
10,519	*	Steven Madden Ltd	433,804
28,960	*	Timberland Co (Class A)	519,253
4,821		Weyco Group, Inc	113,968
32,754		Wolverine World Wide, Inc	891,564

		TOTAL LEATHER AND LEATHER PRODUCTS	3,293,669

LEGAL SERVICES - 0.03%
4,888	*	Pre-Paid Legal Services, Inc	200,799

		TOTAL LEGAL SERVICES	200,799

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.17%
19,334	*	Emergency Medical Services Corp (Class A)	1,046,936

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,046,936

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

LUMBER AND WOOD PRODUCTS - 0.26%
6,976		American Woodmark Corp	$137,288
7,119		Deltic Timber Corp	328,755
83,596	*	Louisiana-Pacific Corp	583,500
4,606		Skyline Corp	84,750
12,876		Universal Forest Products, Inc	473,966

		TOTAL LUMBER AND WOOD PRODUCTS	1,608,259

METAL MINING - 0.72%
36,657	*	Allied Nevada Gold Corp	552,788
50,339	*	Coeur d’Alene Mines Corp	909,122
157,785	*	Hecla Mining Co	975,110
51,544	*	Paramount Gold and Silver Corp	74,739
49,321	*	Patriot Coal Corp	762,503
34,784	*	Rosetta Resources, Inc	693,245
19,130	*	ShengdaTech, Inc	117,267
27,216	*	Stillwater Mining Co	258,008
30,321	*	Uranerz Energy Corp	39,417
54,072	*	US Gold Corp	134,099

		TOTAL METAL MINING	4,516,298

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
4,053		Blyth, Inc	136,667
42,802		Callaway Golf Co	322,727
22,669		Daktronics, Inc	208,781
18,747	*	Jakks Pacific, Inc	227,214
22,547	*	Leapfrog Enterprises, Inc	88,159
6,663		Marine Products Corp	32,849
3,442		Oil-Dri Corp of America	53,351
14,259	*	RC2 Corp	210,320
36,399	*	Shuffle Master, Inc	299,928
4,574	*	Steinway Musical Instruments, Inc	72,772

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,652,768

MISCELLANEOUS RETAIL - 1.47%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	49,192
14,746	*	Allion Healthcare, Inc	96,734
14,413		Big 5 Sporting Goods Corp	247,615
8,505	*	Blue Nile, Inc	538,622
4,668		Books-A-Million, Inc	31,369
32,693	*	Borders Group, Inc	38,578
11,117	*	Build-A-Bear Workshop, Inc	54,362
26,639	*	Cabela’s, Inc	379,872
19,710		Cash America International, Inc	689,061
39,228	*	CKX, Inc	206,732
38,781	*	Coldwater Creek, Inc	172,963
58,633	*	Drugstore.Com	181,176
30,091	*	Ezcorp, Inc (Class A)	517,866
8,140	*	Fuqi International, Inc	146,113
11,190	*	Gaiam, Inc (Class A)	86,051

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,500	*	Gander Mountain Co	$17,850
18,837	*	GSI Commerce, Inc	478,271
19,218	*	Hibbett Sports, Inc	422,604
26,452	*	HSN, Inc	534,066
17,620	*	Jo-Ann Stores, Inc	638,549
8,403	*	Kirkland’s, Inc	145,960
20,435		Nutri/System, Inc	636,959
50,855	*	OfficeMax, Inc	645,350
10,608	*	Overstock.com, Inc	143,844
6,280	*	PC Connection, Inc	42,390
7,335	*	PC Mall, Inc	38,289
10,799		Pricesmart, Inc	220,732
13,888	*	Shutterfly, Inc	247,345
7,374	*	Stamps.com, Inc	66,366
7,022		Systemax, Inc	110,316
6,000	*	Vitamin Shoppe, Inc	133,440
39,371		World Fuel Services Corp	1,054,748
16,133	*	Zale Corp	43,882
13,662	*	Zumiez, Inc	173,781

		TOTAL MISCELLANEOUS RETAIL	9,231,048

MOTION PICTURES - 0.23%
9,512	*	Ascent Media Corp (Series A)	242,841
18,740	*	Avid Technology, Inc	239,122
7,404	*	Carmike Cinemas, Inc	55,974
21,629		Cinemark Holdings, Inc	310,809
28,009		National CineMedia, Inc	464,110
6,381	*	Rentrak Corp	112,752

		TOTAL MOTION PICTURES	1,425,608

NONDEPOSITORY INSTITUTIONS - 1.31%
30,938		Advance America Cash Advance Centers, Inc	172,015
187,343	*	American Capital Ltd	457,117
108,483		Apollo Investment Corp	1,033,844
72,947		Ares Capital Corp	908,191
8,176		BlackRock Kelso Capital Corp	69,660
19,866	*	Boise, Inc	105,488
1,240		California First National Bancorp	16,194
11,828		CompuCredit Corp	39,387
4,071	*	Credit Acceptance Corp	171,389
11,006		Cypress Sharpridge Investments, Inc	148,691
3,219	*	Doral Financial Corp	11,685
9,041	*	Encore Capital Group, Inc	157,313
2,446	*	ePlus, Inc	40,383
17,217		Financial Federal Corp	473,468
15,418	*	First Cash Financial Services, Inc	342,125
41,442	*	First Marblehead Corp	88,271
14,091		Gladstone Investment Corp	64,255
54,378	*	Heckmann Corp	271,346
23,635		Hercules Technology Growth Capital, Inc	245,568
15,682	*	Information Services Group, Inc	49,712
12,175		Kohlberg Capital Corp	55,518

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,431	*	MCG Capital Corp	$187,622
10,253		Medallion Financial Corp	83,767
17,225	*	Mercadolibre, Inc	893,461
13,009		Nelnet, Inc (Class A)	224,145
19,102	*	NewStar Financial, Inc	74,880
14,926		NGP Capital Resources Co	121,348
38,014	*	Ocwen Financial Corp	363,794
17,000		PennantPark Investment Corp	151,640
36,370	*	PHH Corp	585,921
17,949		TICC Capital Corp	108,591
4,187	*	Tree.com, Inc	38,311
5,710		Triangle Capital Corp	69,034
10,791	*	World Acceptance Corp	386,642

		TOTAL NONDEPOSITORY INSTITUTIONS	8,210,776

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
15,666		AMCOL International Corp	445,229
25,806	*	Cardium Therapeutics, Inc	17,548
43,067	*	General Moly, Inc	89,579
1,165	*	United States Lime & Minerals, Inc	40,227

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	592,583

OIL AND GAS EXTRACTION - 2.88%
6,156		APCO Argentina, Inc	136,048
8,085	*	Approach Resources, Inc	62,416
25,458	*	Arena Resources, Inc	1,097,748
45,039		Atlas America, Inc	1,358,826
26,502	*	ATP Oil & Gas Corp	484,457
14,946	*	Basic Energy Services, Inc	133,019
28,544		Berry Petroleum Co (Class A)	832,058
25,587	*	Bill Barrett Corp	796,012
54,371	*	Boots & Coots, Inc	89,712
65,975	*	Brigham Exploration Co	893,961
15,433	*	Bronco Drilling Co, Inc	78,245
29,835	*	Cal Dive International, Inc	225,553
18,604	*	Carrizo Oil & Gas, Inc	492,820
37,979	*	Cheniere Energy, Inc	91,909
3,975	*	Clayton Williams Energy, Inc	139,284
39,202	*	Complete Production Services, Inc	509,626
8,050	*	Contango Oil & Gas Co	378,431
4,623	*	CREDO Petroleum Corp	42,994
17,358	*	Cubic Energy, Inc	25,863
5,279	*	Dawson Geophysical Co	121,998
120,885	*	Delta Petroleum Corp	125,720
76,803	*	Endeavour International Corp	82,947
22,685	*	Energy Recovery, Inc	156,073
28,718	*	FX Energy, Inc	81,846
4,182	*	Geokinetics, Inc	40,231
4,907	*	Georesources, Inc	67,030
66,468	*	Global Industries Ltd	473,917
20,723	*	GMX Resources, Inc	284,734
16,327	*	Goodrich Petroleum Corp	397,562

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,585	*	Gulfport Energy Corp	$201,348
22,243	*	Harvest Natural Resources, Inc	117,665
77,377	*	Hercules Offshore, Inc	369,862
719	*	Isramco, Inc	51,409
6,756		Kayne Anderson Energy Development Co	98,300
82,250	*	Key Energy Services, Inc	722,978
50,587	*	McMoRan Exploration Co	405,708
60,254	*	Newpark Resources, Inc	254,874
23,944	*	Northern Oil And Gas, Inc	283,497
146,526	*	Oilsands Quest, Inc	168,505
4,705		Panhandle Oil and Gas, Inc (Class A)	121,860
77,203	*	Parker Drilling Co	382,155
30,247		Penn Virginia Corp	643,959
12,742	*	Petroleum Development Corp	232,032
34,042	*	Petroquest Energy, Inc	208,677
29,288	*	Pioneer Drilling Co	231,375
11,638	*	PowerSecure International, Inc	83,910
377	*	PrimeEnergy Corp	13,719
17,136	*	Rex Energy Corp	205,632
18,658		RPC, Inc	194,043
27,814	*	Stone Energy Corp	502,043
45,749	*	Sulphco, Inc	30,652
9,476	*	Superior Well Services, Inc	135,128
24,906	*	Swift Energy Co	596,748
42,599	*	Syntroleum Corp	113,313
50,160	*	Tetra Technologies, Inc	555,773
8,691	*	TGC Industries, Inc	33,982
14,228		Toreador Resources Corp	140,857
6,588	*	Union Drilling, Inc	41,175
39,444		Vaalco Energy, Inc	179,470
12,329	*	Venoco, Inc	160,770
22,956		W&T Offshore, Inc	268,585
46,930	*	Warren Resources, Inc	114,979
26,307	*	Willbros Group, Inc	443,799
9,860	*	Zion Oil & Gas, Inc	70,499

		TOTAL OIL AND GAS EXTRACTION	18,080,321

PAPER AND ALLIED PRODUCTS - 0.89%
26,109	*	Buckeye Technologies, Inc	254,824
36,023	*	Cenveo, Inc	315,201
27,676	*	Domtar Corporation	1,533,527
30,247		Glatfelter	367,501
74,080	*	Graphic Packaging Holding Co	257,058
22,112	*	Kapstone Paper and Packaging Corp	217,803
9,883		Neenah Paper, Inc	137,868
3,791	*	Orchids Paper Products Co	75,896
25,546		Rock-Tenn Co (Class A)	1,287,774
11,772		Schweitzer-Mauduit International, Inc	828,160
28,890		Wausau Paper Corp	335,124

		TOTAL PAPER AND ALLIED PRODUCTS	5,610,736

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

PERSONAL SERVICES - 0.48%
20,088	*	Coinstar, Inc	$558,045
3,304		CPI Corp	40,573
12,367		G & K Services, Inc (Class A)	310,783
19,230		Jackson Hewitt Tax Service, Inc	84,612
7,756	*	Mac-Gray Corp	79,887
38,015		Regis Corp	591,893
62,594	*	Sally Beauty Holdings, Inc	478,844
9,742	*	Steiner Leisure Ltd	387,342
9,395		Unifirst Corp	451,993

		TOTAL PERSONAL SERVICES	2,983,972

PETROLEUM AND COAL PRODUCTS - 0.31%
5,952		Alon USA Energy, Inc	40,712
15,564	*	CVR Energy, Inc	106,769
8,888		Delek US Holdings, Inc	60,527
135,914	*	Gran Tierra Energy, Inc	778,787
6,271	*	Green Plains Renewable Energy, Inc	93,250
34,830	*	Headwaters, Inc	227,092
7,440		Quaker Chemical Corp	153,562
10,968		WD-40 Co	354,924
27,676	*	Western Refining, Inc	130,354

		TOTAL PETROLEUM AND COAL PRODUCTS	1,945,977

PRIMARY METAL INDUSTRIES - 1.09%
31,064		Belden CDT, Inc	680,922
13,389	*	Brush Engineered Materials, Inc	248,232
37,870	*	Century Aluminum Co	613,115
12,339		Encore Wire Corp	259,983
10,688	*	Fushi Copperweld, Inc	108,163
12,731	*	General Steel Holdings, Inc	56,144
17,923		Gibraltar Industries, Inc	281,929
8,066		Haynes International, Inc	265,936
29,092	*	Horsehead Holding Corp	370,923
2,030	*	Lihua International, Inc	21,214
20,255		Matthews International Corp (Class A)	717,634
22,768	*	Metalico, Inc	112,019
24,715		Mueller Industries, Inc	613,921
6,240	*	Northwest Pipe Co	167,606
6,154		Olympic Steel, Inc	200,497
20,006	*	RTI International Metals, Inc	503,551
5,426	*	Sutor Technology Group Ltd	14,433
15,743		Texas Industries, Inc	550,848
19,788		Tredegar Corp	313,046
4,534	*	Universal Stainless & Alloy	85,511
38,242	*	Uranium Energy Corp	144,555
40,106		Worthington Industries, Inc	524,185

		TOTAL PRIMARY METAL INDUSTRIES	6,854,367

PRINTING AND PUBLISHING - 0.70%
36,542	*	ACCO Brands Corp	266,026
26,232		American Greetings Corp (Class A)	571,595
59,303		Belo (A.H.) Corp (Class A)	322,608

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,694		Bowne & Co, Inc	$171,636
18,245	*	China Information Security Technology, Inc	112,389
6,710	*	Consolidated Graphics, Inc	234,984
6,805		Courier Corp	96,971
5,065		CSS Industries, Inc	98,464
19,856	*	Dolan Media Co	202,730
5,740	*	Duoyuan Printing, Inc	46,207
17,345		Ennis, Inc	291,223
19,025	*	EW Scripps Co (Class A)	132,414
25,108		Harte-Hanks, Inc	270,664
27,380		Journal Communications, Inc (Class A)	106,508
18,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	89,898
6,899		Multi-Color Corp	84,237
14,583	*	Playboy Enterprises, Inc (Class B)	46,666
11,346		Primedia, Inc	40,959
9,483		Schawk, Inc (Class A)	128,969
14,975		Scholastic Corp	446,704
11,932		Standard Register Co	60,853
32,035	*	Valassis Communications, Inc	584,959

		TOTAL PRINTING AND PUBLISHING	4,407,664

RAILROAD TRANSPORTATION - 0.16%
24,727	*	Genesee & Wyoming, Inc (Class A)	807,089
14,600	*	RailAmerica, Inc	178,120

		TOTAL RAILROAD TRANSPORTATION	985,209

REAL ESTATE - 0.27%
1,738	*	American Realty Investors, Inc	21,291
17,409	*	China Housing & Land Development, Inc	71,899
3,657		Consolidated-Tomoka Land Co	127,776
17,577		DuPont Fabros Technology, Inc	316,210
23,849	*	Forestar Real Estate Group, Inc	524,201
7,620		Government Properties Income Trust	175,108
13,544	*	LoopNet, Inc	134,627
11,659	*	Reading International, Inc	47,219
53,762		Stewart Enterprises, Inc (Class A)	276,874

		TOTAL REAL ESTATE	1,695,205

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.03%
15,647		A. Schulman, Inc	315,756
3,592	*	AEP Industries, Inc	137,502
39,242		Cooper Tire & Rubber Co	786,802
8,752	*	Deckers Outdoor Corp	890,254
13,088	*	Metabolix, Inc	144,884
22,084	*	Skechers U.S.A., Inc (Class A)	649,490
20,255		Spartech Corp	207,816
8,090	*	STR Holdings, Inc	127,094
23,312		Titan International, Inc	189,060
10,394	*	Trex Co, Inc	203,722
41,760		Tupperware Corp	1,944,764
21,835		West Pharmaceutical Services, Inc	855,932

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,453,076

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.63%
18,370	*	Artio Global Investors, Inc	$468,251
34,686	*	Broadpoint Securities Group, Inc	154,700
13,195		Calamos Asset Management, Inc (Class A)	152,138
11,404		Cohen & Steers, Inc	260,467
10,300	*	Cowen Group, Inc	60,976
1,565		Diamond Hill Investment Group, Inc	100,520
10,961		Duff & Phelps Corp	200,148
1,051,439	*	E*Trade Financial Corp	1,840,017
8,562		Epoch Holding Corp	89,473
9,604		Evercore Partners, Inc (Class A)	291,962
12,183	*	FBR Capital Markets Corp	75,291
21,696		Fifth Street Finance Corp	233,015
4,788		GAMCO Investors, Inc (Class A)	231,213
42,984		GFI Group, Inc	196,437
8,599	*	International Assets Holding Corp	125,029
9,881		JMP Group, Inc	96,043
23,232	*	KBW, Inc	635,628
62,090	*	Knight Capital Group, Inc (Class A)	956,186
37,084	*	LaBranche & Co, Inc	105,319
21,185		MarketAxess Holdings, Inc	294,472
64,325	*	MF Global Ltd	447,059
6,261		Oppenheimer Holdings, Inc	207,990
28,093		optionsXpress Holdings, Inc	434,037
13,176	*	Penson Worldwide, Inc	119,375
13,099	*	Piper Jaffray Cos	662,940
5,497	*	Pzena Investment Management, Inc (Class A)	44,746
12,795		Sanders Morris Harris Group, Inc	70,373
20,047	*	Stifel Financial Corp	1,187,583
16,266		SWS Group, Inc	196,819
68		Teton Advisors, Inc	1,087
13,759	*	Thomas Weisel Partners Group, Inc	52,009
8,706		US Global Investors, Inc (Class A)	107,171
883		Value Line, Inc	22,172
3,779		Westwood Holdings Group, Inc	137,329

		TOTAL SECURITY AND COMMODITY BROKERS	10,257,975

SOCIAL SERVICES - 0.06%
15,169	*	Capital Senior Living Corp	76,148
2,755	*	Nobel Learning Communities, Inc	20,910
7,148	*	Providence Service Corp	112,938
16,846	*	Res-Care, Inc	188,676

		TOTAL SOCIAL SERVICES	398,672

SPECIAL TRADE CONTRACTORS - 0.65%
2,512		Alico, Inc	71,492
19,780	*	AsiaInfo Holdings, Inc	602,697
15,033		Chemed Corp	721,133
25,687		Comfort Systems USA, Inc	316,978
25,864	*	Dycom Industries, Inc	207,688
43,913	*	EMCOR Group, Inc	1,181,259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,845	*	Insituform Technologies, Inc (Class A)	$587,198
4,043	*	Integrated Electrical Services, Inc	23,652
13,030	*	Layne Christensen Co	374,091

		TOTAL SPECIAL TRADE CONTRACTORS	4,086,188

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
18,970		Apogee Enterprises, Inc	265,580
15,684	*	Cabot Microelectronics Corp	516,945
12,861		CARBO Ceramics, Inc	876,734
22,328	*	US Concrete, Inc	20,318

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,679,577

TEXTILE MILL PRODUCTS - 0.14%
18,013		Albany International Corp (Class A)	404,572
32,660		Interface, Inc (Class A)	271,405
8,475		Oxford Industries, Inc	175,263

		TOTAL TEXTILE MILL PRODUCTS	851,240

TOBACCO PRODUCTS - 0.18%
16,686		Universal Corp	761,048
25,886		Vector Group Ltd	362,404

		TOTAL TOBACCO PRODUCTS	1,123,452

TRANSPORTATION BY AIR - 1.22%
7,357	*	Air Methods Corp	247,342
37,738	*	Air Transport Services Group, Inc	99,628
89,471	*	Airtran Holdings, Inc	467,039
24,320	*	Alaska Air Group, Inc	840,499
10,207	*	Allegiant Travel Co	481,464
13,896	*	Atlas Air Worldwide Holdings, Inc	517,626
23,971	*	Bristow Group, Inc	921,685
34,872	*	Hawaiian Holdings, Inc	244,104
168,720	*	JetBlue Airways Corp	919,524
8,978	*	PHI, Inc	185,845
22,878	*	Republic Airways Holdings, Inc	169,068
37,063		Skywest, Inc	627,106
111,361	*	UAL Corp	1,437,671
107,100	*	US Airways Group, Inc	518,364

		TOTAL TRANSPORTATION BY AIR	7,676,965

TRANSPORTATION EQUIPMENT - 2.01%
14,634		A.O. Smith Corp	634,969
25,747	*	AAR Corp	591,666
8,821	*	Aerovironment, Inc	256,515
29,365		American Axle & Manufacturing Holdings, Inc	235,507
6,079		American Railcar Industries, Inc	66,991
14,659	*	Amerigon, Inc (Class A)	116,392
49,274		ArvinMeritor, Inc	550,883
13,230	*	ATC Technology Corp	315,536
58,872		Brunswick Corp	748,263
33,906		Clarcor, Inc	1,099,910

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,272	*	Cogo Group, Inc	$112,555
92,857	*	Dana Holding Corp	1,006,569
7,673	*	Dorman Products, Inc	120,159
7,062		Ducommun, Inc	132,130
32,918		Federal Signal Corp	198,166
47,262	*	Force Protection, Inc	246,235
8,055		Freightcar America, Inc	159,731
9,113	*	Fuel Systems Solutions, Inc	375,820
33,895	*	GenCorp, Inc	237,265
10,954		Greenbrier Cos, Inc	113,703
16,035		Group 1 Automotive, Inc	454,592
15,469		Heico Corp	685,741
17,134		Kaman Corp	395,624
5,930	*	LMI Aerospace, Inc	78,869
6,680	*	Miller Industries, Inc	75,818
37,526	*	Orbital Sciences Corp	572,647
20,423		Polaris Industries, Inc	891,055
4,338		Portec Rail Products, Inc	46,460
21,919		Spartan Motors, Inc	123,404
10,583	*	Standard Motor Products, Inc	90,167
15,715		Superior Industries International, Inc	240,440
39,536	*	Tenneco, Inc	700,973
3,827	*	Todd Shipyards Corp	64,141
11,155		Triumph Group, Inc	538,229
19,679	*	Winnebago Industries, Inc	240,084
9,938	*	Wonder Auto Technology, Inc	116,871

		TOTAL TRANSPORTATION EQUIPMENT	12,634,080

TRANSPORTATION SERVICES - 0.26%
12,526		Ambassadors Group, Inc	166,471
6,574	*	Dynamex, Inc	118,989
3,830	*	Echo Global Logistics, Inc	48,603
24,726	*	Hub Group, Inc (Class A)	663,398
26,320	*	Interval Leisure Group, Inc	328,210
24,108	*	Orbitz Worldwide, Inc	176,953
24,418		Pacer International, Inc	77,161
6,893	*	Universal Travel Group	69,895

		TOTAL TRANSPORTATION SERVICES	1,649,680

TRUCKING AND WAREHOUSING - 0.54%
16,830		Arkansas Best Corp	495,307
14,955	*	Celadon Group, Inc	162,262
19,249		Forward Air Corp	482,187
33,541		Heartland Express, Inc	512,171
10,384	*	Marten Transport Ltd	186,393
18,548	*	Old Dominion Freight Line	569,423
889	*	Patriot Transportation Holding, Inc	83,975
9,119	*	Saia, Inc	135,144
4,016		Universal Truckload Services, Inc	72,690
5,268	*	USA Truck, Inc	65,955
28,376		Werner Enterprises, Inc	561,561
38,943	*	YRC Worldwide, Inc	32,704

		TOTAL TRUCKING AND WAREHOUSING	3,359,772

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.64%
6,103	*	American Commercial Lines, Inc	$111,868
33,566		DHT Maritime, Inc	123,523
41,219	*	Eagle Bulk Shipping, Inc	204,034
17,119		Genco Shipping & Trading Ltd	383,123
32,345		General Maritime Corp	226,092
21,733		Golar LNG Ltd	278,617
15,202	*	Gulfmark Offshore, Inc	430,368
20,789		Horizon Lines, Inc (Class A)	115,795
15,302	*	Hornbeck Offshore Services, Inc	356,231
3,745		International Shipholding Corp	116,357
11,563		Knightsbridge Tankers Ltd	153,325
28,096		Nordic American Tanker Shipping	842,879
39,470	*	Odyssey Marine Exploration, Inc	55,653
29,251		Ship Finance International Ltd	398,691
9,570	*	TBS International Ltd (Class A)	70,340
7,060		Teekay Tankers Ltd (Class A)	60,222
14,431	*	Ultrapetrol Bahamas Ltd	68,692

		TOTAL WATER TRANSPORTATION	3,995,810

WHOLESALE TRADE-DURABLE GOODS - 1.79%
10,306		Agilysys, Inc	93,785
28,119		Applied Industrial Technologies, Inc	620,586
30,993		Barnes Group, Inc	523,782
29,976	*	Beacon Roofing Supply, Inc	479,616
7,904	*	Bluelinx Holdings, Inc	21,894
9,067	*	Cardtronics, Inc	100,372
11,229		Castle (A.M.) & Co	153,725
8,990	*	Chindex International, Inc	127,029
4,047		Communications Systems, Inc	50,345
20,457	*	Conceptus, Inc	383,773
13,438	*	DemandTec, Inc	117,851
16,364	*	Digi International, Inc	149,240
12,340	*	Drew Industries, Inc	254,821
4,040		Eastern Co	54,257
3,040	*	Global Defense Technology & Systems, Inc	50,038
16,819	*	Hansen Medical, Inc	50,962
11,908		Houston Wire & Cable Co	141,705
30,968	*	Insight Enterprises, Inc	353,655
21,566	*	Interline Brands, Inc	372,445
38,080		Knight Transportation, Inc	734,563
2,812		Lawson Products, Inc	49,632
26,281	*	MedAssets, Inc	557,420
18,727	*	Merge Healthcare, Inc	62,923
7,206	*	MWI Veterinary Supply, Inc	271,666
27,793		Owens & Minor, Inc	1,193,152
32,319		PEP Boys - Manny Moe & Jack	273,419
32,184		Pool Corp	614,071
39,524	*	PSS World Medical, Inc	892,057
46,417		Solera Holdings, Inc	1,671,475

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,350		Sport Supply Group, Inc	$79,947
8,716	*	Titan Machinery, Inc	100,583
30,833	*	TomoTherapy, Inc	120,249
21,228	*	Tyler Technologies, Inc	422,649
9,517	*	West Marine, Inc	76,707
3,251	*	Willis Lease Finance Corp	48,765

		TOTAL WHOLESALE TRADE-DURABLE GOODS	11,269,159

WHOLESALE TRADE-NONDURABLE GOODS - 1.64%
16,862		Aceto Corp	86,839
37,862	*	Akorn, Inc	67,773
59,053	*	Alliance One International, Inc	288,179
12,090		Andersons, Inc	312,164
44,042	*	Bare Escentuals, Inc	538,634
25,966	*	BioScrip, Inc	217,076
21,851	*	BMP Sunstone Corp	124,332
7,551	*	Clearwater Paper Corp	415,078
6,496	*	Core-Mark Holding Co, Inc	214,108
27,271	*	Fresh Del Monte Produce, Inc	602,689
27,083	*	Hain Celestial Group, Inc	460,682
5,009		Kenneth Cole Productions, Inc (Class A)	48,337
17,681		K-Swiss, Inc (Class A)	175,749
11,667	*	LSB Industries, Inc	164,505
34,711		Men’s Wearhouse, Inc	731,014
21,276		Myers Industries, Inc	193,612
8,512		Nash Finch Co	315,710
32,912		Nu Skin Enterprises, Inc (Class A)	884,345
6,252	*	Perry Ellis International, Inc	94,155
7,417		Schiff Nutrition International, Inc	58,001
12,491	*	School Specialty, Inc	292,164
15,007		Spartan Stores, Inc	214,450
12,141	*	Synutra International, Inc	164,025
23,901	*	Tractor Supply Co	1,265,797
28,605	*	United Natural Foods, Inc	764,898
15,784	*	United Stationers, Inc	897,320
12,653	*	Volcom, Inc	211,811
14,401		Zep, Inc	249,425
15,983	*	Zhongpin, Inc	249,495

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	10,302,367

		TOTAL COMMON STOCKS	627,687,478

		(Cost $666,323,511)

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
17,705		Builders FirstSource, Inc	4,332

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,332

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%**
4	m	GreenHunter Energy, Inc	0

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES	COMPANY	VALUE

	TOTAL RIGHTS / WARRANTS	$4,332

	(Cost $0)

	TOTAL INVESTMENTS - 99.96%	627,691,810
	(Cost $666,323,511)
	OTHER ASSETS AND LIABILITIES, NET - 0.04%	279,455

	NET ASSETS - 100.00%	$627,971,265

*	Non-income producing
**	Percentage represents less than 0.01%
b	In bankruptcy

d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $11,886.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%

AMUSEMENT AND RECREATION SERVICES - 0.42%
60,674		Aristocrat Leisure Ltd	$217,359
14,000		Nintendo Co Ltd	3,343,717
31,505		OPAP S.A.	692,173
6,900		Oriental Land Co Ltd	454,014
28,000		Sega Sammy Holdings, Inc	335,068
79,039		Sky City Entertainment Group Ltd	188,772
85,179		TABCORP Holdings Ltd	528,480
170,238		Tattersall’s Ltd	371,388

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,130,971

APPAREL AND ACCESSORY STORES - 0.53%
61,142		Burberry Group plc	587,246
6,700		Fast Retailing Co Ltd	1,259,194
72,131		Hennes & Mauritz AB (B Shares)	3,998,705
30,446		Inditex S.A.	1,901,428

		TOTAL APPAREL AND ACCESSORY STORES	7,746,573

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
7,384		Hermes International	982,977
2,900		Shimamura Co Ltd	277,090

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,260,067

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
333,097		Kingfisher plc	1,226,201

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,226,201

BUSINESS SERVICES - 2.04%
17,357		Adecco S.A.	957,498
6,394		Atos Origin S.A.	292,932
30,012	*	Autonomy Corp plc	728,825
62,718		Computershare Ltd	641,704
9,190		Dassault Systemes S.A.	523,323
38		Dena Co Ltd	225,106
23,700		Dentsu, Inc	545,648
144,760		Experian Group Ltd	1,429,898

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

263,000		Fujitsu Ltd	$1,706,452
13,558		Gestevision Telecinco S.A.	197,204
178,843		Group 4 Securicor plc	749,634
2,880		Hakuhodo DY Holdings, Inc	140,288
13,534		Indra Sistemas S.A.	320,349
10,635		JC Decaux S.A.	258,142
25,300		JSR Corp	514,901
12,700		Konami Corp	226,751
8,000		Mitsubishi UFJ Lease & Finance Co Ltd	241,008
362,000		NEC Corp	935,740
14,300		Nomura Research Institute Ltd	281,225
177		NTT Data Corp	548,853
920		Obic Co Ltd	150,207
5,900		Oracle Corp Japan	245,824
1,900		Otsuka Corp	94,769
16,594		Publicis Groupe S.A.	674,714
1,016		Rakuten, Inc	773,511
14,371		Randstad Holdings NV	715,063
185,104		Sage Group plc	655,501
121,069		SAP AG.	5,771,742
29,600		Secom Co Ltd	1,405,930
44,179		Securitas AB (B Shares)	432,676
753		SGS S.A.	983,027
3,416		Societe Des Autoroutes Paris-Rhin-Rhone	263,010
106,900		Softbank Corp	2,506,028
9,100		Square Enix Co Ltd	191,980
14,800		Trend Micro, Inc	562,166
17,145		United Internet AG.	225,939
2,640		USS Co Ltd	161,162
176,818		WPP plc	1,729,334
2,025		Yahoo! Japan Corp	608,853

		TOTAL BUSINESS SERVICES	29,616,917

CHEMICALS AND ALLIED PRODUCTS - 10.12%
13,855	*	Actelion Ltd	740,000
35,357		Air Liquide	4,204,934
20,000		Air Water, Inc	235,579
178,000		Asahi Kasei Corp	891,867
63,800		Astellas Pharma, Inc	2,380,303
204,448		AstraZeneca plc	9,608,496
129,589		BASF AG.	8,020,354
12,444		Beiersdorf AG.	820,176
8,974		Christian Dior S.A.	919,654
31,458		Chugai Pharmaceutical Co Ltd	587,999
84,135		CSL Ltd	2,446,602
39,000		Daicel Chemical Industries Ltd	229,084
94,800		Daiichi Sankyo Co Ltd	1,988,096
23,100		Dainippon Sumitomo Pharma Co Ltd	242,448
21,758		DSM NV	1,069,046
35,600		Eisai Co Ltd	1,308,877
69,998	*	Elan Corp plc	441,758
763		Eramet	238,950

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

1,061	Givaudan S.A.	$848,975
732,043	GlaxoSmithKline plc	15,523,636
17,569	Grifols S.A.	308,498
8,086	H Lundbeck A/s	146,091
18,327	Henkel KGaA	821,071
25,137	Henkel KGaA (Preference)	1,320,021
9,400	Hisamitsu Pharmaceutical Co, Inc	303,576
228,147	Incitec Pivot Ltd	721,658
3,324	Ipsen	184,314
29,000	Kansai Paint Co Ltd	243,032
76,200	Kao Corp	1,785,877
48,500	Kuraray Co Ltd	570,832
37,000	Kyowa Hakko Kogyo Co Ltd	391,268
21,395	Linde AG.	2,577,718
6,406	Lonza Group AG.	451,361
33,774	L’Oreal S.A.	3,772,078
20,100	Mediceo Paltac Holdings Co Ltd	249,134
9,117	Merck KGaA	854,881
170,000	Mitsubishi Chemical Holdings Corp	723,916
55,000	Mitsubishi Gas Chemical Co, Inc	277,155
20,000	Nissan Chemical Industries Ltd	285,085
297,716	Novartis AG.	16,258,038
61,464	Novo Nordisk AS (Class B)	3,923,963
6,497	Novozymes AS (B Shares)	675,932
24,688	Nufarm Ltd	239,647
11,300	Ono Pharmaceutical Co Ltd	485,090
12,340	Orion Oyj (Class B)	266,130
85,653	Reckitt Benckiser Group plc	4,636,409
99,125	Roche Holding AG.	16,951,644
148,491	Sanofi-Aventis	11,677,755
10,900	Santen Pharmaceutical Co Ltd	350,137
57,900	Shin-Etsu Chemical Co Ltd	3,268,938
42,100	Shionogi & Co Ltd	912,784
79,052	Shire Ltd	1,544,672
49,200	Shiseido Co Ltd	945,575
197,000	Showa Denko KK	392,331
8,365	Solvay S.A.	900,872
222,000	Sumitomo Chemical Co Ltd	974,016
13,347	Syngenta AG.	3,769,295
18,000	Taisho Pharmaceutical Co Ltd	309,699
40,000	Taiyo Nippon Sanso Corp	425,706
105,800	Takeda Pharmaceutical Co Ltd	4,359,091
31,000	Tanabe Seiyaku Co Ltd	386,814
42,000	Tokuyama Corp	234,843
188,000	Toray Industries, Inc	1,022,838
79,000	Tosoh Corp	218,177
7,000	Tsumura & Co	226,299
139,000	UBE Industries Ltd	380,305
14,229	UCB S.A.	593,913
2,150	Wacker Chemie AG.	373,984
26,735	Yara International ASA	1,210,966

	TOTAL CHEMICALS AND ALLIED PRODUCTS	146,650,263

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL SERVICES AND SUPPLIES - 0.02%
6,895		Bureau Veritas S.A.	$359,421

		TOTAL COMMERCIAL SERVICES AND SUPPLIES	359,421

COMMUNICATIONS - 6.23%
21,462		Belgacom S.A.	779,137
160,752		British Sky Broadcasting plc	1,452,044
1,093,526		BT Group plc	2,381,516
362,008		Cable & Wireless plc	823,545
56,533		Carphone Warehouse Group plc	170,427
399,485		Deutsche Telekom AG.	5,860,372
18,217		Elisa Oyj (Series A)	415,792
14,235		Eutelsat Communications	456,717
261,585		France Telecom S.A.	6,536,558
75		Fuji Television Network, Inc	103,919
34,578		Hellenic Telecommunications Organization S.A.	507,517
2,334		Iliad Sa	278,922
61,596		Inmarsat plc	686,378
363		Jupiter Telecommunications Co	359,197
411		KDDI Corp	2,176,948
8,862		M6-Metropole Television	226,816
99,996		Mediaset S.p.A.	822,161
4,167		Mobistar S.A.	285,670
73,300		Nippon Telegraph & Telephone Corp	2,895,573
2,145		NTT DoCoMo, Inc	2,993,320
487,000		PCCW Ltd	117,299
80,086		Portugal Telecom SGPS S.A.	977,217
235,749		Royal KPN NV	4,007,140
39,934		SES Global S.A.	899,605
1,115,403		Singapore Telecommunications Ltd	2,456,804
17,868		Societe Television Francaise 1	328,153
108,000		StarHub Ltd	164,945
3,204		Swisscom AG.	1,223,647
42,562		Tele2 AB (B Shares)	653,807
260,528		Telecom Corp of New Zealand Ltd	468,018
850,227		Telecom Italia RSP	944,335
1,415,930		Telecom Italia S.p.A.	2,208,774
597,449		Telefonica S.A.	16,722,030
43,752		Telekom Austria AG.	624,547
117,054		Telenor ASA	1,635,209
33,000		Television Broadcasts Ltd	158,545
316,782		TeliaSonera AB	2,289,573
614,462		Telstra Corp Ltd	1,889,089
172,688		Vivendi Universal S.A.	5,125,335
7,418,239		Vodafone Group plc	17,178,517

		TOTAL COMMUNICATIONS	90,285,118

DEPOSITORY INSTITUTIONS - 15.69%
52,000		77 Bank Ltd	276,665
65,754		Alpha Bank S.A.	767,299
67,097	*,m	Anglo Irish Bank Corp plc	20,873
102,000		Aozora Bank Ltd	108,417
353,319		Australia & New Zealand Banking Group Ltd	7,200,096
88,836		Banca Carige S.p.A.	237,139
1,086,690	*	Banca Intesa S.p.A.	4,890,128

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

131,564		Banca Intesa S.p.A. RSP	$440,809
309,351		Banca Monte dei Paschi di Siena S.p.A.	540,797
55,629		Banca Popolare di Milano	395,231
81,160		Banche Popolari Unite Scpa	1,163,342
502,364		Banco Bilbao Vizcaya Argentaria S.A.	9,155,594
331,180		Banco Comercial Portugues S.A.	399,123
126,981		Banco de Sabadell S.A.	705,339
29,277		Banco de Valencia S.A.	222,558
74,073		Banco Espirito Santo S.A.	482,437
90,367		Banco Popolare Scarl	676,956
122,261		Banco Popular Espanol S.A.	898,059
1,150,682		Banco Santander Central Hispano S.A.	19,014,637
207,947		Bank of East Asia Ltd	816,932
43,000		Bank of Kyoto Ltd	347,554
173,000		Bank of Yokohama Ltd	788,787
40,079		Bankinter S.A.	412,915
1,609,778		Barclays plc	7,093,431
49,977		Bendigo Bank Ltd	438,696
133,589		BNP Paribas	10,596,019
522,000		BOC Hong Kong Holdings Ltd	1,172,763
107,000		Chiba Bank Ltd	639,984
26,000		Chugoku Bank Ltd	322,444
100,007		Commerzbank AG.	839,340
214,289		Commonwealth Bank of Australia	10,462,004
130,908		Credit Agricole S.A.	2,297,419
64,087		Danske Bank AS	1,438,715
241,500		DBS Group Holdings Ltd	2,625,340
83,547		Deutsche Bank AG.	5,907,609
12,348	*	Deutsche Postbank AG.	403,389
74,602		Dexia	469,601
126,463		DNB NOR Holding ASA	1,365,258
45,595		EFG Eurobank Ergasias S.A.	509,559
26,661		Erste Bank der Oesterreichischen Sparkassen AG.	990,694
315,208	*	Fortis	1,166,792
109,000		Fukuoka Financial Group, Inc	379,865
57,000		Gunma Bank Ltd	291,521
58,000		Hachijuni Bank Ltd	338,469
107,900		Hang Seng Bank Ltd	1,587,423
76,000		Hiroshima Bank Ltd	292,842
177,000		Hokuhoku Financial Group, Inc	361,899
2,436,171		HSBC Holdings plc	27,792,687
513,713	*	ING Groep NV	4,947,255
61,023		Investec plc	416,953
30,000		Iyo Bank Ltd	244,063
96,000		Joyo Bank Ltd	385,774
29,154		Julius Baer Group Ltd	1,025,301
24,907		Julius Baer Holding AG.	301,600
5,380,499		Lloyds TSB Group plc	4,329,042
66,819		Mediobanca S.p.A.	793,787
1,749,180		Mitsubishi UFJ Financial Group, Inc	8,616,082
134,000		Mitsui Trust Holdings, Inc	451,399
1,927,400		Mizuho Financial Group, Inc	3,466,048

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

213,000		Mizuho Trust & Banking Co Ltd	$198,724
295,669		National Australia Bank Ltd	7,215,535
85,645		National Bank of Greece S.A.	2,200,381
123,094		Natixis	614,651
93,000		Nishi-Nippon City Bank Ltd	227,726
455,714		Nordea Bank AB	4,617,297
18,869		OKO Bank (Class A)	203,506
360,520		Oversea-Chinese Banking Corp	2,321,439
42,700		Piraeus Bank S.A.	489,999
7,638		Raiffeisen International Bank Holding AG.	426,705
68,600		Resona Holdings, Inc	696,959
2,385,819	*	Royal Bank of Scotland Group plc	1,107,522
41,200	*	Sapporo Hokuyo Holdings, Inc	149,540
67,500	*	Senshu Ikeda Holdings, Inc	246,416
83		SEVEN BANK Ltd	165,697
127,000	*	Shinsei Bank Ltd	138,357
85,000		Shizuoka Bank Ltd	739,892
214,320		Skandinaviska Enskilda Banken AB (Class A)	1,324,901
88,723		Societe Generale	6,164,470
283,390		Standard Chartered plc	7,154,442
129,200		Sumitomo Mitsui Financial Group, Inc	3,707,441
201,000		Sumitomo Trust & Banking Co Ltd	986,916
177,405		Suncorp-Metway Ltd	1,373,460
32,000		Suruga Bank Ltd	278,859
69,046		Svenska Handelsbanken (A Shares)	1,967,106
86,202		Swedbank AB (A Shares)	848,701
502,010	*	UBS A.G. (Switzerland)	7,817,408
2,009,442	*	UniCredito Italiano S.p.A	6,719,088
172,000		United Overseas Bank Ltd	2,394,198
424,675		Westpac Banking Corp	9,592,888
24,500		Wing Hang Bank Ltd	228,007
29,000		Yamaguchi Financial Group, Inc	269,197

		TOTAL DEPOSITORY INSTITUTIONS	227,310,182

EATING AND DRINKING PLACES - 0.24%
14,548		Autogrill S.p.A.	183,373
243,551		Compass Group plc	1,742,975
10,700		McDonald’s Holdings Co Japan Ltd	204,651
13,302		Sodexho Alliance S.A.	756,883
24,710		Whitbread plc	560,711

		TOTAL EATING AND DRINKING PLACES	3,448,593

EDUCATIONAL SERVICES - 0.03%
9,900		Benesse Corp	413,929

		TOTAL EDUCATIONAL SERVICES	413,929

ELECTRIC, GAS, AND SANITARY SERVICES - 5.76%
154,708		A2A S.p.A.	324,578
63,143		AGL Energy Ltd	793,660
1,796		Bkw Fmb Energie AG	139,971
722,932		Centrica plc	3,274,557
93,400		Chubu Electric Power Co, Inc	2,228,109
39,300		Chugoku Electric Power Co, Inc	750,556

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

288,000		CLP Holdings Ltd	$1,949,058
38,949		Contact Energy Ltd	173,394
53,097		Drax Group plc	353,989
268,207		E.ON AG.	11,257,739
29,970	*	EDP Renovaveis S.A.	284,160
18,800		Electric Power Development Co	534,539
33,422		Electricite de France	1,986,380
25,262		Enagas	560,015
928,710		Enel S.p.A.	5,376,663
246,663		Energias de Portugal S.A.	1,098,162
62,670		Fortum Oyj	1,700,204
31,588		Gas Natural SDG S.A.	680,891
175,347		Gaz de France	7,596,212
25,800		Hokkaido Electric Power Co, Inc	468,033
26,400		Hokuriku Electric Power Co	576,419
555,110		Hong Kong & China Gas Ltd	1,392,299
189,500		Hong Kong Electric Holdings Ltd	1,032,259
118,901		Iberdrola Renovables	566,206
518,739		Iberdrola S.A.	4,970,949
209,683		International Power plc	1,044,830
107,800		Kansai Electric Power Co, Inc	2,432,673
53,500		Kyushu Electric Power Co, Inc	1,101,935
347,055		National Grid plc	3,788,078
11,000		Oest Elektrizitatswirts AG. (Class A)	466,423
274,000		Osaka Gas Co Ltd	923,459
16,367		Public Power Corp	303,542
15,268		Red Electrica de Espana	851,990
59,078		RWE A.G.	5,733,068
5,503		RWE A.G. (Preference)	489,852
129,866		Scottish & Southern Energy plc	2,430,802
33,452		Severn Trent plc	584,509
25,200		Shikoku Electric Power Co, Inc	651,112
200,086		Snam Rete Gas S.p.A.	993,661
202,802		SP AusNet	166,432
38,001		Suez Environnement S.A.	876,271
180,953		Terna Rete Elettrica Nazionale S.p.A.	778,201
63,000		Toho Gas Co Ltd	334,744
60,300		Tohoku Electric Power Co, Inc	1,194,991
171,800		Tokyo Electric Power Co, Inc	4,311,911
326,000		Tokyo Gas Co Ltd	1,301,272
96,158		United Utilities Group plc	768,612
55,714		Veolia Environnement	1,836,508

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	83,433,878

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.02%
311,339		ABB Ltd	5,999,288
327,054	*	Alcatel S.A.	1,101,264
25,000	*	Elpida Memory, Inc	407,449
421,099		Ericsson (LM) (B Shares)	3,876,658
299,000	*	Foxconn International Holdings Ltd	344,210
77,000		Fuji Electric Holdings Co Ltd	133,165
25,746		Gamesa Corp Tecnologica S.A.	433,751

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

53,000		GS Yuasa Corp	$391,815
4,300		Hirose Electric Co Ltd	450,856
14,700		Hitachi Chemical Co Ltd	299,594
10,200		Hitachi High-Technologies Corp	202,372
601,000		Hitachi Ltd	1,847,549
58,300		Hoya Corp	1,555,590
18,100		Ibiden Co Ltd	649,146
153,329	*	Infineon Technologies AG.	853,027
137,199		Koninklijke Philips Electronics NV	4,055,511
22,900		Kyocera Corp	2,016,812
14,848		Legrand S.A.	413,245
4,000		Mabuchi Motor Co Ltd	198,244
276,900		Matsushita Electric Industrial Co Ltd	3,986,363
53,000		Matsushita Electric Works Ltd	642,146
10,671		Millicom International Cellular S.A.	791,910
51,000		Minebea Co Ltd	276,751
273,000		Mitsubishi Electric Corp	2,028,023
11,400		Mitsumi Electric Co Ltd	201,355
30,200		Murata Manufacturing Co Ltd	1,507,197
20,000		NGK Spark Plug Co Ltd	226,888
15,400		Nidec Corp	1,423,313
3,800		Nissha Printing Co Ltd	187,201
23,300		Nitto Denko Corp	837,025
528,379		Nokia Oyj	6,831,938
27,000		Omron Corp	485,589
45,629	*	Renewable Energy Corp AS	352,233
95,000		Ricoh Co Ltd	1,361,232
5,500		Rinnai Corp	265,787
13,500		Rohm Co Ltd	881,049
238,000	*	Sanyo Electric Co Ltd	439,616
141,000		Sharp Corp	1,780,588
10,400		Shinko Electric Industries	151,389
54,888		Smiths Group plc	894,780
141,700		Sony Corp	4,119,469
19,900		Stanley Electric Co Ltd	403,639
95,303		STMicroelectronics NV	880,623
15,100		Sumco Corp	266,823
16,500		TDK Corp	1,008,355
10,500	*	Toyota Boshoku Corp	234,438
15,800		Ushio, Inc	263,484
34,000		Yaskawa Electric Corp	283,240

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	58,241,990

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
11,100		Aeon Mall Co Ltd	215,049
20,674		Cap Gemini S.A.	943,152
87,864		Capita Group plc	1,062,408
9,447		Fugro NV	542,629
29,000		JGC Corp	534,402
29,759		Petrofac Ltd	498,164
138,460		SembCorp Industries Ltd	361,800
68,924		Serco Group plc	587,806

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

23,142		WorleyParsons Ltd	$600,896

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,346,306

FABRICATED METAL PRODUCTS - 0.33%
171,711		Amcor Ltd	955,976
5,437		Geberit AG.	963,864
22,000		Hitachi Metals Ltd	211,659
35,300		JS Group Corp	607,683
124,017		Rexam plc	579,766
5,512		Salzgitter AG.	540,113
25,477		Ssab Svenskt Stal AB (Series A)	432,698
11,068		Ssab Svenskt Stal AB (Series B)	171,419
20,200		Toyo Seikan Kaisha Ltd	307,729

		TOTAL FABRICATED METAL PRODUCTS	4,770,907

FOOD AND KINDRED PRODUCTS - 4.93%
94,000		Ajinomoto Co, Inc	884,724
11,454		Aryzta AG.	426,590
54,600		Asahi Breweries Ltd	1,005,586
50,264		Associated British Foods plc	666,366
192,810		Cadbury plc	2,479,077
15,093		Carlsberg AS (Class B)	1,111,065
25,778		Coca Cola Hellenic Bottling Co S.A.	586,794
78,574		Coca-Cola Amatil Ltd	810,140
5,900		Coca-Cola West Japan Co Ltd	104,097
197,784		CSR Ltd	318,473
352,680		Diageo plc	6,152,908
917,647		Golden Agri-Resources Ltd	330,685
77,592		Groupe Danone	4,756,535
34,565		Heineken NV	1,640,923
101,792		InBev NV	5,269,481
7,500		Ito En Ltd	112,937
40,000		Kaneka Corp	254,856
19,751		Kerry Group plc (Class A)	580,857
118,000		Kirin Brewery Co Ltd	1,892,364
132		Lindt & Spruengli AG.	283,402
15		Lindt & Spruengli AG.	368,369
9,700	*	MEIJI Holdings Co Ltd	366,559
489,233		Nestle S.A.	23,744,233
26,000		Nippon Meat Packers, Inc	301,010
26,500		Nisshin Seifun Group, Inc	358,121
9,900		Nissin Food Products Co Ltd	323,381
176,700		Olam International Ltd	331,994
238,297		Parmalat S.p.A.	666,211
27,909		Pernod-Ricard S.A.	2,386,490
126,216		SABMiller plc	3,710,008
35,000		Sapporo Holdings Ltd	192,858
9,350		Suedzucker AG.	194,812
108,500		Swire Pacific Ltd (Class A)	1,312,129
13,000		Toyo Suisan Kaisha Ltd	299,788
181,085		Unilever plc	5,804,748
180,000		Wilmar International Ltd	818,461

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

13,500	Yakult Honsha Co Ltd	$408,706
17,000	Yamazaki Baking Co Ltd	202,201

	TOTAL FOOD AND KINDRED PRODUCTS	71,457,939

FOOD STORES - 1.65%
89,510	Carrefour S.A.	4,293,509
2,067	Colruyt S.A.	498,671
14,191	Delhaize Group	1,085,601
8,000	FamilyMart Co Ltd	236,173
181,624	Goodman Fielder Ltd	264,482
169,317	J Sainsbury plc	882,850
29,312	Jeronimo Martins SGPS S.A.	293,147
9,161	Kesko Oyj (B Shares)	302,521
168,165	Koninklijke Ahold NV	2,227,967
8,900	Lawson, Inc	393,070
1,119,389	Tesco plc	7,722,430
298,999	WM Morrison Supermarkets plc	1,334,025
173,620	Woolworths Ltd	4,354,537

	TOTAL FOOD STORES	23,888,983

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
72,386	Harvey Norman Holdings Ltd	272,892
4,950	Nitori Co Ltd	368,439
12,250	Yamada Denki Co Ltd	826,404

	TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,467,735

GENERAL BUILDING CONTRACTORS - 0.84%
19,978	ACS Actividades Cons y Servicios S.A.	998,655
46,936	AMEC plc	597,988
96,612	Balfour Beatty plc	402,037
60,000	Cheung Kong Infrastructure Holdings Ltd	228,161
11,100	Daito Trust Construction Co Ltd	525,567
72,000	Daiwa House Industry Co Ltd	774,195
5,566	Eiffage S.A.	313,714
85,965	Fletcher Building Ltd	495,986
5,953	Hochtief AG.	454,017
128,000	Kajima Corp	258,988
61,331	Lend Lease Corp Ltd	566,144
96,000	Obayashi Corp	326,770
12,985	Sacyr Vallehermoso S.A.	149,027
61,000	Sekisui Chemical Co Ltd	379,474
76,000	Sekisui House Ltd	689,953
82,000	Shimizu Corp	294,529
56,296	Skanska AB (B Shares)	955,233
142,000	Taisei Corp	243,643
61,895	Vinci S.A.	3,482,899

	TOTAL GENERAL BUILDING CONTRACTORS	12,136,980

GENERAL MERCHANDISE STORES - 0.62%
90,300	Aeon Co Ltd	732,931
50,080	Isetan Mitsukoshi Holdings Ltd	452,187
68,400	J Front Retailing Co Ltd	302,074

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

76,000		Keio Corp	$458,620
225,000		Kintetsu Corp	745,782
84,000		Lifestyle International Holdings Ltd	156,158
222,792		Marks & Spencer Group plc	1,439,451
30,700		Marui Co Ltd	189,031
27,809		Next plc	929,825
85,000		Odakyu Electric Railway Co Ltd	652,315
10,713		PPR	1,285,936
44,000		Takashimaya Co Ltd	280,357
112,000		Tobu Railway Co Ltd	584,672
159,000		Tokyu Corp	633,162
25,200		UNY Co Ltd	177,710

		TOTAL GENERAL MERCHANDISE STORES	9,020,211

HEALTH SERVICES - 0.19%
1,948		BioMerieux	227,601
138,000		Fraser and Neave Ltd	410,212
26,997		Fresenius Medical Care AG.	1,432,110
51,878		Sonic Healthcare Ltd	714,492

		TOTAL HEALTH SERVICES	2,784,415

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.40%
39,723		Abertis Infraestructuras S.A.	898,105
3,586		Acciona S.A.	468,719
8,007		Boskalis Westminster	308,247
31,556		Bouygues S.A.	1,634,546
21,000		Chiyoda Corp	162,189
5,960		Fomento de Construcciones y Contratas S.A.	252,718
37,355		Saipem S.p.A.	1,289,138
163,814		Transurban Group	810,729

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,824,391

HOLDING AND OTHER INVESTMENT OFFICES - 1.37%
136,882		3i Group plc	619,757
203,960		Ascendas Real Estate Investment Trust	320,176
187,000	*	CapitaMalls Asia Ltd	338,100
249,059		CFS Gandel Retail Trust	424,089
663,243		DB RREEF Trust	503,187
3,976		Eurazeo	275,793
3,432		Fonciere Des Regions	350,933
1,207,630		GPT Group	648,935
11,383		Groupe Bruxelles Lambert S.A.	1,074,848
15,556		Heineken Holding NV	650,600
58,822	*	Immoeast AG.	322,947
111,466	d	iShares MSCI EAFE Index Fund	6,164,070
5,200		Jafco Co Ltd	125,848
77		Japan Prime Realty Investment Corp	159,996
68		Japan Real Estate Investment Corp	501,283
48	*	Japan Retail Fund Investment Corp	215,868
319,109		Macquarie Infrastructure Group	380,070
88,794		Marfin Investment Group S.A	251,702
4,535		Nationale A Portefeuille	241,320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

73		Nippon Building Fund, Inc	$554,810
39		Nomura Real Estate Office Fund, Inc	212,106
113,000		NWS Holdings Ltd	207,396
340,376	*	Resolution Ltd	491,722
2,413		SBI Holdings, Inc	432,008
293,044		Westfield Group	3,279,721
193,875		Wharf Holdings Ltd	1,112,650

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,859,935

HOTELS AND OTHER LODGING PLACES - 0.26%
20,658		Accor S.A.	1,130,449
69,083		Crown Ltd	494,311
36,370		Intercontinental Hotels Group plc	522,565
284,000	*	Sands China Ltd	346,511
178,947		Shangri-La Asia Ltd	335,272
121,097		Thomas Cook Group plc	447,354
78,870		TUI Travel plc	323,235
73,000		United Overseas Land Ltd	210,372

		TOTAL HOTELS AND OTHER LODGING PLACES	3,810,069

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.25%
47,636		Alfa Laval AB	658,743
28,461		Alstom RGPT	1,990,444
48,000		Amada Co Ltd	300,654
26,000		ASM Pacific Technology	245,821
60,850		ASML Holding NV	2,077,530
94,745		Atlas Copco AB (A Shares)	1,392,739
55,056		Atlas Copco AB (B Shares)	717,879
197,803		Brambles Ltd	1,199,659
30,500		Brother Industries Ltd	350,768
150,500		Canon, Inc	6,402,037
33,600		Casio Computer Co Ltd	268,981
39,900		Citizen Watch Co Ltd	230,574
33,100		Daikin Industries Ltd	1,307,358
33,796		Electrolux AB (Series B)	794,178
27,000		Fanuc Ltd	2,516,453
65,300		FUJIFILM Holdings Corp	1,972,103
22,043		GEA Group AG.	491,030
15,200		Hitachi Construction Machinery Co Ltd	398,436
57,471		Husqvarna AB (B Shares)	421,624
180,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	287,057
3,200		Itochu Techno-Science Corp	85,931
47,000		Japan Steel Works Ltd	599,300
133,900		Komatsu Ltd	2,803,086
21,685		Kone Oyj (Class B)	929,288
67,500		Konica Minolta Holdings, Inc	695,603
154,000		Kubota Corp	1,413,079
15,900		Kurita Water Industries Ltd	499,539
25,908	*	Logitech International S.A.	449,371
15,800		Makita Corp	542,700
428,000		Mitsubishi Heavy Industries Ltd	1,509,541
67,000	*	NTN Corp	302,720

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

142,268		Sandvik AB	$1,713,180
6,681		Schindler Holding AG.	511,565
3,180		Schindler Holding AG.	239,862
17,500		Seiko Epson Corp	282,807
54,905		SKF AB (B Shares)	946,761
7,600		SMC Corp	867,782
11,857		Solarworld AG.	260,941
81,000	*	Sumitomo Heavy Industries Ltd	410,074
24,200		Tokyo Electron Ltd	1,553,350
568,000		Toshiba Corp	3,151,775
30,000	*	Toyota Tsusho Corp	443,926
28,741	*	Vestas Wind Systems AS	1,749,832
11,827		Wartsila Oyj (B Shares)	474,053
32,900		Yokogawa Electric Corp	290,558
18,903		Zardoya Otis S.A.	367,907

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	47,118,599

INSTRUMENTS AND RELATED PRODUCTS - 1.32%
21,600		Advantest Corp	562,702
7,928		Cochlear Ltd	489,585
3,129		Coloplast AS (Class B)	282,963
28,371		Compagnie Generale d’Optique Essilor International S.A.	1,696,913
57,100		Finmeccanica S.p.A.	914,221
11,371		Fresenius AG (Preference)	816,278
3,833		Fresenius SE	239,106
28,238		Getinge AB (B Shares)	539,685
113,729		Invensys plc	547,130
5,800		Keyence Corp	1,203,752
16,837		Luxottica Group S.p.A.	435,334
45,200		Nikon Corp	892,540
49,000		Nippon Electric Glass Co Ltd	674,430
17,465		Nobel Biocare Holding AG.	585,341
30,600	*	Olympus Corp	986,574
6,542		Phonak Holding AG.	792,564
31,662	*	Qiagen NV	713,044
26,477		Safran S.A.	517,342
33,000		Shimadzu Corp	219,800
124,745		Smith & Nephew plc	1,283,178
1,103		Straumann Holding AG.	309,794
4,351		Swatch Group AG.	1,101,326
6,126		Swatch Group AG. Reg	291,596
8,375		Synthes, Inc	1,097,868
4,700		Sysmex Corp	245,749
23,800		Terumo Corp	1,434,424
3,214	*	William Demant Holding	241,569

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	19,114,808

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
102,200		Millea Holdings, Inc	2,788,956
142,852		QBE Insurance Group Ltd	3,259,935
101,696		Unipol Gruppo Finanziario S.p.A.	139,105

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,187,996

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.80%
26,283		Admiral Group plc	$502,551
220,446	*	Aegon NV	1,411,649
72,000		Aioi Insurance Co Ltd	345,127
63,921		Allianz AG.	7,923,647
284,115		AMP Ltd	1,716,153
164,744		Assicurazioni Generali S.p.A.	4,438,260
386,444		Aviva plc	2,458,230
143,580		AXA Asia Pacific Holdings Ltd	839,504
239,496		AXA S.A.	5,623,120
7,055		Baloise Holding AG.	585,758
5,239		CNP Assurances	507,320
103,246		Corp Mapfre S.A.	433,585
8,795		Fondiaria-Sai S.p.A	139,818
8,508	*	Hannover Rueckversicherung AG.	397,497
292,256		Insurance Australia Group Ltd	1,049,692
22,714	*	KBC Groep NV	975,912
30,946		Mediolanum S.p.A.	193,310
59,400		Mitsui Sumitomo Insurance Group Holdings, Inc	1,517,147
27,852		Muenchener Rueckver AG.	4,338,220
92,000		Nipponkoa Insurance Co Ltd	523,805
28,000		Nissay Dowa General Insurance Co Ltd	134,354
744,496		Old Mutual plc	1,303,760
356,119		Prudential plc	3,645,330
475,379		Royal & Sun Alliance Insurance Group plc	923,558
59,276		Sampo Oyj (A Shares)	1,443,962
23,383		SCOR	587,429
125,000		Sompo Japan Insurance, Inc	805,932
120		Sony Financial Holdings, Inc	312,292
312,254		Standard Life plc	1,084,573
4,074		Swiss Life Holding	518,362
48,724		Swiss Reinsurance Co	2,334,105
32,850		T&D Holdings, Inc	675,571
1,962	*	Topdanmark AS	264,230
3,515		TrygVesta A.S.	231,057
5,418		Wiener Staedtische Allgemeine Versicherung AG.	278,101
20,783		Zurich Financial Services AG.	4,543,655

		TOTAL INSURANCE CARRIERS	55,006,576

LEATHER AND LEATHER PRODUCTS - 0.39%
27,303		Adidas-Salomon AG.	1,478,879
34,563		LVMH Moet Hennessy Louis Vuitton S.A.	3,875,469
94,500		Yue Yuen Industrial Holdings	273,601

		TOTAL LEATHER AND LEATHER PRODUCTS	5,627,949

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.09%
27,260		Brisa-Auto Estradas de Portugal S.A.	280,110
239,000		ComfortDelgro Corp Ltd	278,002
63,000		Keihin Electric Express Railway Co Ltd	463,776
39,000		Keisei Electric Railway Co Ltd	213,350

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,235,238

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

METAL MINING - 4.50%
344,288		Alumina Ltd	$562,847
185,745		Anglo American plc	8,044,172
54,915		Antofagasta plc	873,565
473,513		BHP Billiton Ltd	18,119,797
311,389		BHP Billiton plc	9,927,086
9,175		Energy Resources of Australia Ltd	195,800
36,684		Eurasian Natural Resources Corp	537,331
25,109		Fresnillo plc	318,934
30,299		Kazakhmys plc	641,537
21,782	*	Lonmin plc	684,555
68,195		Newcrest Mining Ltd	2,160,061
50,787		Orica Ltd	1,180,798
440,399		Oxiana Ltd	469,413
91,064	*	Paladin Resources Ltd	339,934
12,636		Randgold Resources Ltd	1,006,218
61,482		Rio Tinto Ltd	4,104,221
193,452		Rio Tinto plc	10,445,797
19,311		Vedanta Resources plc	807,700
268,984		Xstrata plc	4,797,623

		TOTAL METAL MINING	65,217,389

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
73,650		Compagnie Financiere Richemont S.A.	2,476,617
28,300		Namco Bandai Holdings, Inc	270,350
7,600		Sankyo Co Ltd	380,557
3,663		Societe BIC S.A.	253,059
22,600		Yamaha Corp	272,296

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,652,879

MISCELLANEOUS RETAIL - 0.53%
123,799		Home Retail Group	561,488
301,000		Hutchison Whampoa Ltd	2,059,399
16,005		Metro AG.	977,470
123,449		Origin Energy Ltd	1,857,326
108,700		Seven & I Holdings Co Ltd	2,219,483

		TOTAL MISCELLANEOUS RETAIL	7,675,166

MOTION PICTURES - 0.01%
12,600		Toho Co Ltd	204,667

		TOTAL MOTION PICTURES	204,667

NONDEPOSITORY INSTITUTIONS - 0.99%
5,800		Acom Co Ltd	88,302
10,800		Aeon Credit Service Co Ltd	104,264
79,583		Bank of Cyprus Public Co Ltd	557,208
21,500		Credit Saison Co Ltd	240,786
118,618		Criteria Caixacorp S.A.	561,837
64,265		Investor AB (B Shares)	1,190,334
14,770		ORIX Corp	1,005,604
116,087		Siemens AG.	10,653,409

		TOTAL NONDEPOSITORY INSTITUTIONS	14,401,744

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
4,784		Imerys S.A.	$286,397
26,583		K+S AG.	1,516,118

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,802,515

OIL AND GAS EXTRACTION - 1.47%
81,456	*	Arrow Energy NL	302,938
474,219		BG Group plc	8,562,639
194,260	*	Cairn Energy plc	1,039,931
20,236	*	Compagnie Generale de Geophysique S.A.	430,150
3,200		Idemitsu Kosan Co Ltd	186,813
116		Inpex Holdings, Inc	877,088
3,800		Japan Petroleum Exploration Co	167,553
30,584	*	Lundin Petroleum AB	241,294
117,159		Santos Ltd	1,475,571
23,199		SBM Offshore NV	455,167
39,453		SeaDrill Ltd	1,003,799
14,653		Technip S.A.	1,030,936
110,649		Tullow Oil plc	2,321,465
76,263		Woodside Petroleum Ltd	3,216,177

		TOTAL OIL AND GAS EXTRACTION	21,311,521

PAPER AND ALLIED PRODUCTS - 0.34%
10,243		Exor S.p.A	199,507
7,197		Holmen AB (B Shares)	183,359
18,000		Metso Oyj	633,157
12,800		Nippon Paper Group, Inc	326,661
121,000		OJI Paper Co Ltd	506,971
82,083		Stora Enso Oyj (R Shares)	575,715
80,371		Svenska Cellulosa AB (B Shares)	1,071,562
5,900		Uni-Charm Corp	553,103
73,363		UPM-Kymmene Oyj	872,199

		TOTAL PAPER AND ALLIED PRODUCTS	4,922,234

PETROLEUM AND COAL PRODUCTS - 6.22%
2,644,651		BP plc	25,537,231
20,446		Caltex Australia Ltd	170,079
84,000		Cosmo Oil Co Ltd	176,503
367,328		ENI S.p.A.	9,354,300
21,196		Galp Energia SGPS S.A.	366,113
12,186		Hellenic Petroleum S.A.	136,432
18,088		Neste Oil Oyj	321,425
124,600		Nippon Mining Holdings, Inc	534,758
21,164		OMV AG.	928,596
103,351		Repsol YPF S.A.	2,773,383
500,261		Royal Dutch Shell plc (A Shares)	15,138,027
380,354		Royal Dutch Shell plc (B Shares)	11,077,145
26,600		Showa Shell Sekiyu KK	216,800
158,450		Statoil ASA	3,951,683
39,000		TonenGeneral Sekiyu KK	325,865

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

298,027		Total S.A.	$19,142,257

		TOTAL PETROLEUM AND COAL PRODUCTS	90,150,597

PRIMARY METAL INDUSTRIES - 1.72%
20,301		Acerinox S.A.	423,970
121,127		ArcelorMittal	5,536,263
257,249		BlueScope Steel Ltd	708,818
45,000		Daido Steel Co Ltd	167,056
38,000		DOWA HOLDINGS CO Ltd	210,256
94,000		Furukawa Electric Co Ltd	392,574
69,400		JFE Holdings, Inc	2,743,301
28,570		Johnson Matthey plc	704,777
352,000		Kobe Steel Ltd	637,895
5,200		Maruichi Steel Tube Ltd	103,824
153,000		Mitsubishi Materials Corp	374,205
81,000		Mitsui Mining & Smelting Co Ltd	210,522
720,000		Nippon Steel Corp	2,917,432
96,315	*	Norsk Hydro ASA	809,086
187,065		OneSteel Ltd	561,865
16,558		Outokumpu Oyj	313,446
106,400	*	Sumitomo Electric Industries Ltd	1,325,306
475,000		Sumitomo Metal Industries Ltd	1,276,819
74,000		Sumitomo Metal Mining Co Ltd	1,092,058
66,626		Tenaris S.A.	1,435,852
13,400		Tokyo Steel Manufacturing Co Ltd	150,853
16,084		Umicore	536,540
7,982		Vallourec	1,444,092
16,637		Voestalpine AG.	607,808
7,000		Yamato Kogyo Co Ltd	228,867

		TOTAL PRIMARY METAL INDUSTRIES	24,913,485

PRINTING AND PUBLISHING - 0.69%
79,000		Dai Nippon Printing Co Ltd	1,007,261
298,653		John Fairfax Holdings Ltd	464,199
16,652		Lagardere S.C.A.	674,166
108,836		Orkla ASA	1,067,771
18,444		PagesJaunes Groupe S.A.	205,583
114,324		Pearson plc	1,639,175
102,102		Reed Elsevier NV	1,252,725
171,024		Reed Elsevier plc	1,404,031
11,354		Sanoma-WSOY Oyj	256,164
224,000		Singapore Press Holdings Ltd	583,123
79,000		Toppan Printing Co Ltd	643,232
39,246		Wolters Kluwer NV	858,299

		TOTAL PRINTING AND PUBLISHING	10,055,729

RAILROAD TRANSPORTATION - 0.54%
392,202	*	Asciano Group	634,944
212		Central Japan Railway Co	1,418,976
48,000		East Japan Railway Co	3,037,475
68,001		Firstgroup PLC	465,171
159,000		Hankyu Hanshin Holdings, Inc	709,151

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

201,462		MTR Corp	$694,048
240		West Japan Railway Co	804,635

		TOTAL RAILROAD TRANSPORTATION	7,764,400

REAL ESTATE - 2.20%
121,156		British Land Co plc	932,948
359,000		CapitaLand Ltd	1,064,995
313,330		CapitaMall Trust	399,926
196,000		Cheung Kong Holdings Ltd	2,518,632
108,180		Chinese Estates Holdings Ltd	184,321
70,400		City Developments Ltd	575,627
7,542		Corio NV	513,835
2,649		Gecina S.A.	288,038
653,400	*	Genting International plc	601,926
97,506		Hammerson plc	663,669
113,000		Hang Lung Group Ltd	558,844
292,000		Hang Lung Properties Ltd	1,144,743
151,344		Henderson Land Development Co Ltd	1,130,953
78,000		Hopewell Holdings	251,489
88,932		Hysan Development Co Ltd	251,685
2,906		ICADE	278,228
12,837		Klepierre	520,094
106,666		Land Securities Group plc	1,174,029
21,021		Leighton Holdings Ltd	712,578
70,721		Liberty International plc	584,683
301,204		Link Real Estate Investment Trust	768,588
843,203		Macquarie Goodman Group	477,038
379,332		Mirvac Group	529,263
167,000		Mitsubishi Estate Co Ltd	2,666,298
118,000		Mitsui Fudosan Co Ltd	1,995,170
419,000	*	Mongolia Energy Co ltd	213,200
354,987		New World Development Ltd	723,251
14,000		Nomura Real Estate Holdings, Inc	207,682
182		NTT Urban Development Corp	121,492
103,608		Segro plc	574,691
237,694		Sino Land Co	457,613
336,225		Stockland Trust Group	1,184,594
54,000		Sumitomo Realty & Development Co Ltd	1,019,384
199,000		Sun Hung Kai Properties Ltd	2,958,953
52,000		Tokyo Tatemono Co Ltd	200,030
64,000		Tokyu Land Corp	237,738
12,459		Unibail	2,736,992
132,000		Wheelock & Co Ltd	402,637

		TOTAL REAL ESTATE	31,825,857

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.02%
22,000		Asics Corp	197,447
116,675		Bayer AG.	9,336,747
86,000		Bridgestone Corp	1,517,023
73,000		Denki Kagaku Kogyo KK	326,344
20,793		Michelin (C.G.D.E.) (Class B)	1,592,512
76,000		Mitsubishi Rayon Co Ltd	305,700

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

108,000		Mitsui Chemicals, Inc	$279,644
15,900	*	NOK Corp	219,306
15,736		Nokian Renkaat Oyj	381,582
359,652		Pirelli & C S.p.A.	215,386
745		Puma AG. Rudolf Dassler Sport	248,004
23,300		Sumitomo Rubber Industries, Inc	202,556

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,822,251

SECURITY AND COMMODITY BROKERS - 1.71%
24,157		Australian Stock Exchange Ltd	753,136
158,784		Credit Suisse Group	7,866,370
234,000		Daiwa Securities Group, Inc	1,177,638
27,513		Deutsche Boerse AG.	2,278,342
144,200		Hong Kong Exchanges and Clearing Ltd	2,565,662
74,017		ICAP plc	510,499
823,094		Legal & General Group plc	1,058,889
20,992		London Stock Exchange Group plc	242,425
47,674		Macquarie Group Ltd	2,042,654
241,457		Man Group plc	1,191,677
16,400		Matsui Securities Co Ltd	114,263
503,200		Nomura Holdings, Inc	3,742,133
16,129		Schroders plc	344,701
78,000		Shinko Securities Co Ltd	236,024
121,000		Singapore Exchange Ltd	712,469

		TOTAL SECURITY AND COMMODITY BROKERS	24,836,882

SPECIAL TRADE CONTRACTORS - 0.01%
21,000		Kinden Corp	177,947

		TOTAL SPECIAL TRADE CONTRACTORS	177,947

STONE, CLAY, AND GLASS PRODUCTS - 0.95%
142,000		Asahi Glass Co Ltd	1,350,714
83,651		Boral Ltd	444,006
32,324		Cimpor Cimentos de Portugal S.A.	297,108
97,728		CRH plc	2,657,169
19,841		HeidelbergCement AG.	1,372,638
34,612		Holcim Ltd	2,689,955
9,280		Italcementi S.p.A.	126,938
63,006	*	James Hardie Industries NV	479,242
28,182		Lafarge S.A.	2,320,905
36,000		NGK Insulators Ltd	787,298
89,000		Nippon Sheet Glass Co Ltd	255,055
3,813		Pargesa Holding S.A.	331,758
121,000		Taiheiyo Cement Corp	138,032
8,146		Titan Cement Co S.A.	236,269
37,000		Toto Ltd	235,268

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	13,722,355

TEXTILE MILL PRODUCTS - 0.04%
18,000		Nisshinbo Industries, Inc	166,779
129,000		Teijin Ltd	416,783

		TOTAL TEXTILE MILL PRODUCTS	583,562

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

TOBACCO PRODUCTS - 1.14%
281,668		British American Tobacco plc	$9,143,893
143,414		Imperial Tobacco Group plc	4,524,337
635		Japan Tobacco, Inc	2,144,072
35,414		Swedish Match AB	774,265

		TOTAL TOBACCO PRODUCTS	16,586,567

TRANSPORTATION BY AIR - 0.27%
4,189		Aeroports de Paris	336,704
19,414		Air France-KLM	304,670
104,000	*	All Nippon Airways Co Ltd	282,287
93,672		Auckland International Airport Ltd	136,949
88,315	*	British Airways plc	265,620
165,000		Cathay Pacific Airways Ltd	306,419
5,080		Fraport AG. Frankfurt Airport Services Worldwide	262,276
8,800		Hong Kong Aircraft Engineerg	113,842
65,493		Iberia Lineas Aereas de Espana	177,655
101,000	*	Japan Airlines Corp	72,603
102,202		Macquarie Airports	276,626
156,596		Qantas Airways Ltd	417,814
41,178	*	Ryanair Holdings plc	194,191
900	*	Ryanair Holdings plc (ADR)	24,138
73,933		Singapore Airlines Ltd	783,023

		TOTAL TRANSPORTATION BY AIR	3,954,817

TRANSPORTATION EQUIPMENT - 4.49%
27,000	*	Aisin Seiki Co Ltd	780,057
499,327		BAE Systems plc	2,889,949
46,715		Bayerische Motoren Werke AG.	2,126,574
7,174		Bayerische Motoren Werke AG. (Preference)	237,459
161,308		Cobham plc	651,572
167,000		Cosco Corp Singapore Ltd	140,028
27,000		Daihatsu Motor Co Ltd	269,890
127,239		DaimlerChrysler AG. (EUR)	6,777,211
68,600	*	Denso Corp	2,072,891
57,477		European Aeronautic Defence and Space Co	1,155,353
107,874		Fiat S.p.A.	1,578,623
86,000		Fuji Heavy Industries Ltd	420,224
42,000	*	Hino Motors Ltd	145,313
233,000	*	Honda Motor Co Ltd	7,905,381
163,000	*	Isuzu Motors Ltd	306,186
19,009		Jardine Cycle & Carriage Ltd	362,936
29,000		JTEKT Corp	372,990
200,000		Kawasaki Heavy Industries Ltd	507,640
180,000		Keppel Corp Ltd	1,048,524
14,000		Koito Manufacturing Co Ltd	224,702
14,918		MAN AG.	1,157,520
208,000	*	Mazda Motor Corp	478,281
508,000	*	Mitsubishi Motors Corp	706,094
102,000		Mitsui Engineering & Shipbuilding Co Ltd	245,660

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

21,000		NHK Spring Co Ltd	$195,527
66,000		NSK Ltd	484,307
21,464		Peugeot S.A.	721,566
12,345		Porsche AG.	771,985
26,131		Renault S.A.	1,340,516
261,497		Rolls-Royce Group plc	2,036,391
45,165		Scania AB (B Shares)	583,273
124,600		SembCorp Marine Ltd	325,101
9,500		Shimano, Inc	383,534
191,000		Singapore Technologies Engineering Ltd	439,600
49,800		Suzuki Motor Corp	1,226,425
12,559		Thales S.A.	645,473
124,436		Tomkins PLC	386,689
9,300		Toyoda Gosei Co Ltd	281,735
25,300	*	Toyota Industries Corp	755,613
413,500		Toyota Motor Corp	17,433,557
6,243		Volkswagen AG.	691,711
14,848		Volkswagen AG. (Preference)	1,400,568
62,242		Volvo AB (A Shares)	530,537
153,523		Volvo AB (B Shares)	1,316,771
27,500		Yamaha Motor Co Ltd	347,796
220,000		Yangzijiang Shipbuilding	187,907

		TOTAL TRANSPORTATION EQUIPMENT	65,047,640

TRANSPORTATION SERVICES - 0.22%
36,342		Autostrade S.p.A.	950,422
62,095		Cintra Concesiones de Infraestructuras de Transporte S.A.	733,363
32,213		Deutsche Lufthansa AG.	543,940
93,231		Toll Holdings Ltd	728,039
21,812		TUI AG.	182,360

		TOTAL TRANSPORTATION SERVICES	3,138,124

TRUCKING AND WAREHOUSING - 0.47%
119,380		Deutsche Post AG.	2,307,234
29,509		DSV AS	534,787
101,123		Kerry Properties Ltd	511,482
15,000		Mitsubishi Logistics Corp	176,961
4,287		Neopost S.A.	353,829
120,000		Nippon Express Co Ltd	495,570
52,343		TNT NV	1,608,161
54,900		Yamato Transport Co Ltd	764,210

		TOTAL TRUCKING AND WAREHOUSING	6,752,234

WATER TRANSPORTATION - 0.39%
78		AP Moller - Maersk AS (Class A)	526,886
186		AP Moller - Maersk AS (Class B)	1,306,815
22,977	*	Carnival plc	782,785
37,000		Kamigumi Co Ltd	269,982
82,000		Kawasaki Kisen Kaisha Ltd	234,299
7,421		Kuehne & Nagel International AG.	721,538
162,000		Mitsui OSK Lines Ltd	855,792
124,250		Neptune Orient Lines Ltd	145,018

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

212,000		Nippon Yusen Kabushiki Kaisha	$652,926
34,300		Orient Overseas International Ltd	159,056

		TOTAL WATER TRANSPORTATION	5,655,097

WHOLESALE TRADE-DURABLE GOODS - 2.28%
44,030		Assa Abloy AB (Class B)	848,238
46,672		Bunzl plc	507,341
9,500		Canon Marketing Japan, Inc	139,994
54,273		Compagnie de Saint-Gobain	2,944,111
174,504	*	Fortescue Metals Group Ltd	690,245
212,000		Itochu Corp	1,565,995
319,300		Li & Fung Ltd	1,320,125
179,500		Mitsubishi Corp	4,471,089
244,600		Mitsui & Co Ltd	3,469,922
350,800		Nissan Motor Co Ltd	3,082,799
82,000		Nisshin Steel Co Ltd	144,970
14,030		Prysmian S.p.A.	244,897
11,794		Rautaruukki Oyj	272,813
33,261		Schneider Electric S.A.	3,867,344
22,743		Sims Group Ltd	445,616
158,800		Sumitomo Corp	1,617,019
16,700		THK Co Ltd	296,974
47,183		ThyssenKrupp AG.	1,773,716
141,815		Wesfarmers Ltd	3,964,420
21,464		Wesfarmers Ltd PPS	599,322
40,047	*	Wolseley plc	801,616

		TOTAL WHOLESALE TRADE-DURABLE GOODS	33,068,566

WHOLESALE TRADE-NONDURABLE GOODS - 1.24%
3,100		ABC-Mart, Inc	85,995
32,686		Akzo Nobel NV	2,167,569
5,100		Alfresa Holdings Corp	202,774
27,709		Billabong International Ltd	271,111
7,779		Casino Guichard Perrachon S.A.	693,071
12,000		Celesio AG.	303,844
162,070		Esprit Holdings Ltd	1,075,280
271,989		Foster’s Group Ltd	1,337,974
24,000		Kikkoman Corp	294,074
4,406		Koninklijke Vopak NV	349,195
233,000		Marubeni Corp	1,287,086
107,923		Metcash Ltd	432,745
176,000		Nippon Oil Corp	815,954
216,400		Noble Group Ltd	496,368
182,900	*	Sojitz Holdings Corp	346,064
9,700		Suzuken Co Ltd	319,012
229,836		Unilever NV	7,480,425

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	17,958,541

		TOTAL COMMON STOCKS	1,440,985,906

		(Cost $1,484,192,060)

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.00%**
DEPOSITORY INSTITUTIONS - 0.00%**
185,414	m	Fortis	$0
51,191		Mediobanca S.p.A	7,948

		TOTAL DEPOSITORY INSTITUTIONS	7,948

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
3,432		Fonciere Des Regions	2,898
989,098	m	GPT Group	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,898

PRIMARY METAL INDUSTRIES - 0.00%**
8,000		DOWA HOLDINGS CO LTD	86

		TOTAL PRIMARY METAL INDUSTRIES	86

		TOTAL RIGHTS / WARRANTS	10,932

		(Cost $0)

		TOTAL INVESTMENTS - 99.42%	1,440,996,838
		(Cost $1,484,192,060)
		OTHER ASSETS AND LIABILITIES, NET - 0.58%	8,448,576

		NET ASSETS - 100.00%	$1,449,445,414

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%

d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $336,987.
m	Indicates a security that has been deemed illiquid.

INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$6,164,070	0.43%

TOTAL DOMESTIC	6,164,070	0.43

FOREIGN
ARGENTINA	1,435,852	0.10
AUSTRALIA	120,563,511	8.37
AUSTRIA	4,645,821	0.32
BELGIUM	13,878,358	0.96
CHINA	1,172,763	0.08
CYPRUS	557,208	0.04
DENMARK	12,433,905	0.86
FINLAND	16,193,895	1.13
FRANCE	149,837,212	10.40
GERMANY	115,616,058	8.02
GREECE	6,681,667	0.46
HONG KONG	32,019,600	2.22
INDIA	807,700	0.06
IRELAND	5,463,658	0.38
ITALY	48,382,441	3.36
JAPAN	298,807,154	20.74
JERSEY, C.I.	1,006,218	0.07
KAZAKHSTAN	537,331	0.04
LUXEMBOURG	7,227,778	0.50
MACAU	346,511	0.03
MALAYSIA	601,926	0.04
MEXICO	318,934	0.02
NETHERLANDS	66,422,505	4.61
NEW ZEALAND	1,463,119	0.10
NORWAY	11,396,005	0.79
PORTUGAL	4,477,577	0.31
SINGAPORE	20,130,805	1.40
SPAIN	66,161,337	4.59
SWEDEN	35,493,196	2.46
SWITZERLAND	111,581,539	7.74
TAIWAN	344,210	0.02
UNITED KINGDOM	278,826,974	19.35

TOTAL FOREIGN	1,434,832,768	99.57

TOTAL PORTFOLIO	$1,440,996,838	100.00%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.61%

AMUSEMENT AND RECREATION SERVICES - 0.57%
1,600	Nintendo Co Ltd	$382,139
37,047	OPAP S.A.	813,932
165,809	TABCORP Holdings Ltd	1,028,737

	TOTAL AMUSEMENT AND RECREATION SERVICES	2,224,808

APPAREL AND ACCESSORY STORES - 0.36%
2,300	Fast Retailing Co Ltd	432,261
13,862	Hennes & Mauritz AB (B Shares)	768,464
3,936	Inditex S.A.	245,813

	TOTAL APPAREL AND ACCESSORY STORES	1,446,538

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
3,400	Shimamura Co Ltd	324,864

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	324,864

BUSINESS SERVICES - 1.43%
127,426	Experian Group Ltd	1,258,678
83,000	Fujitsu Ltd	538,538
12,913	Indra Sistemas S.A.	305,650
14,850	Mitsubishi UFJ Lease & Finance Co Ltd	447,371
8,100	Nomura Research Institute Ltd	159,295
218	NTT Data Corp	675,989
1,200	Oracle Corp Japan	49,998
18,723	Publicis Groupe S.A.	761,280
98,154	Sage Group plc	347,589
14,320	SAP AG.	682,680
16,100	Softbank Corp	377,428
500	Trend Micro, Inc	18,992
184	Yahoo! Japan Corp	55,323

	TOTAL BUSINESS SERVICES	5,678,811

CHEMICALS AND ALLIED PRODUCTS - 10.78%
70,000	Asahi Kasei Corp	350,734
16,500	Astellas Pharma, Inc	615,596
42,656	AstraZeneca plc (ADR)	2,002,273
61,667	BASF AG.	3,816,614
6,702	Christian Dior S.A.	686,820
16,100	Chugai Pharmaceutical Co Ltd	300,934
23,029	CSL Ltd	669,672

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

40,000	Daicel Chemical Industries Ltd	$234,958
48,200	Dainippon Sumitomo Pharma Co Ltd	505,887
36,946	DSM NV	1,815,285
2,600	Eisai Co Ltd	95,592
273,156	GlaxoSmithKline plc	5,792,521
6,905	Henkel KGaA	309,352
18,251	Henkel KGaA (Preference)	958,416
780	Incitec Pivot Ltd	2,467
9,600	Kao Corp	224,992
1,000	Kyowa Hakko Kogyo Co Ltd	10,575
6,352	Linde AG.	765,303
2,191	L’Oreal S.A.	244,704
9,700	Mediceo Paltac Holdings Co Ltd	120,229
109,672	Novartis AG.	5,989,101
19,815	Novo Nordisk AS (Class B)	1,265,022
31,412	Reckitt Benckiser Group plc	1,700,336
28,725	Roche Holding AG.	4,912,343
60,322	Sanofi-Aventis	4,743,893
1,400	Santen Pharmaceutical Co Ltd	44,972
5,900	Shin-Etsu Chemical Co Ltd	333,104
8,800	Shiseido Co Ltd	169,127
47,000	Showa Denko KK	93,602
2,199	Syngenta AG.	621,015
62,200	Takeda Pharmaceutical Co Ltd	2,562,716
11,000	Tanabe Seiyaku Co Ltd	137,256
24,000	Tosoh Corp	66,282
120,000	UBE Industries Ltd	328,321
211	UCB S.A.	8,807
1,543	Wacker Chemie AG.	268,399

	TOTAL CHEMICALS AND ALLIED PRODUCTS	42,767,220

COMMUNICATIONS - 6.51%
1,652	Belgacom S.A.	59,973
834,753	BT Group plc	1,817,952
13,823	Deutsche Telekom AG.	202,781
2,339	Eutelsat Communications	75,045
10,349	France Telecom S.A.	258,604
317	Jupiter Telecommunications Co	313,679
92	KDDI Corp	487,297
39,681	Mediaset S.p.A.	326,255
38,700	Nippon Telegraph & Telephone Corp	1,528,769
407	NTT DoCoMo, Inc	567,963
16,794	Portugal Telecom SGPS S.A.	204,922
67,101	Royal KPN NV	1,140,548
262,000	Singapore Telecommunications Ltd	577,086
54,000	StarHub Ltd	82,472
5,049	Swisscom AG.	1,928,275
14,605	Tele2 AB (B Shares)	224,352
23,097	Telecom Corp of New Zealand Ltd	41,492
1,525,219	Telecom Italia RSP	1,694,039
171,862	Telecom Italia S.p.A.	268,095
211,960	Telefonica S.A.	5,932,559

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

66,943		Telenor ASA	$935,173
206,881		Telstra Corp Ltd	636,031
91,003		Vivendi Universal S.A.	2,700,945
163,143		Vodafone Group plc (ADR)	3,766,972

		TOTAL COMMUNICATIONS	25,771,279

DEPOSITORY INSTITUTIONS - 15.70%
105,000		77 Bank Ltd	558,650
20,429		Australia & New Zealand Banking Group Ltd	416,312
50,940		Banco Bilbao Vizcaya Argentaria S.A.	928,383
39,693		Banco Espirito Santo S.A.	258,520
408,509		Banco Santander Central Hispano S.A.	6,750,475
295,600		Bank of East Asia Ltd	1,161,282
38,000		Bank of Kyoto Ltd	307,141
24,716		Bankinter S.A.	254,637
671,607		Barclays plc	2,959,413
43,478		BNP Paribas	3,448,590
56,659		Commonwealth Bank of Australia	2,766,202
118,753		Credit Agricole S.A.	2,084,100
6,918		Deutsche Bank AG.	489,172
31,347		EFG Eurobank Ergasias S.A.	350,327
223,000		Fukuoka Financial Group, Inc	777,155
272,000		Hokuhoku Financial Group, Inc	556,138
582,968		HSBC Holdings plc	6,650,702
281,012	*	ING Groep NV	2,706,255
143,733		Investec plc	982,087
17,687		Julius Baer Group Ltd	622,024
12,592		Julius Baer Holding AG.	152,477
443,000		Mitsubishi UFJ Financial Group, Inc	2,182,121
140,106		National Australia Bank Ltd	3,419,161
55,009		National Bank of Greece S.A.	1,413,284
170,000		Nishi-Nippon City Bank Ltd	416,274
192,817		Nordea Bank AB	1,953,623
273,000		Oversea-Chinese Banking Corp	1,757,886
27,907		Raiffeisen International Bank Holding AG.	1,559,054
27,200	*	Sapporo Hokuyo Holdings, Inc	98,725
32,659		Societe Generale	2,269,146
138,063		Standard Chartered plc	3,485,528
28,600		Sumitomo Mitsui Financial Group, Inc	820,687
76,000		Sumitomo Trust & Banking Co Ltd	373,162
62,685		Suncorp-Metway Ltd	485,304
72,283		Svenska Handelsbanken (A Shares)	2,059,327
66,046	*	UBS A.G. (Switzerland)	1,028,483
75,147	*	UniCredito Italiano S.p.A	251,273
23,000		United Overseas Bank Ltd	320,154
120,559		Westpac Banking Corp	2,723,280
52,000		Yamaguchi Financial Group, Inc	482,698

		TOTAL DEPOSITORY INSTITUTIONS	62,279,212

ELECTRIC, GAS, AND SANITARY SERVICES - 5.30%
52,171		AGL Energy Ltd	655,750
14,900		Chubu Electric Power Co, Inc	355,448
7,733		Drax Group plc	51,555

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

33,885		E.ON AG.	$1,422,291
433,159		Enel S.p.A.	2,507,725
170,834		Energias de Portugal S.A.	760,566
67,450		Fortum Oyj	1,829,883
14,832		Gas Natural SDG S.A.	319,710
9,054		Gaz de France	392,229
32,000		Hong Kong & China Gas Ltd	80,261
112,000		Hong Kong Electric Holdings Ltd	610,095
15,805		Iberdrola S.A.	151,455
240,980		International Power plc	1,200,780
34,600		Kansai Electric Power Co, Inc	780,802
30,600		Kyushu Electric Power Co, Inc	630,265
184,926		National Grid plc	2,018,453
178,000		Osaka Gas Co Ltd	599,911
33,865		RWE A.G.	3,286,339
48,036		Suez Environnement S.A.	1,107,669
117,000		Toho Gas Co Ltd	621,668
56,300		Tokyo Electric Power Co, Inc	1,413,043
61,000		Tokyo Gas Co Ltd	243,489

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,039,387

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.45%
118,847		ABB Ltd	2,290,100
17,500	*	Elpida Memory, Inc	285,214
230,117		Ericsson (LM) (B Shares)	2,118,468
68,000		Fuji Electric Holdings Co Ltd	117,600
505,000		Hitachi Ltd	1,552,433
6,700		Hoya Corp	178,773
20,630	*	Infineon Technologies AG.	114,773
72,776		Koninklijke Philips Electronics NV	2,151,210
10,300		Kyocera Corp	907,125
37,462		Legrand S.A.	1,042,630
82,800		Matsushita Electric Industrial Co Ltd	1,192,022
1,264		Millicom International Cellular S.A.	93,803
28,000		Mitsubishi Electric Corp	208,002
11,100		Murata Manufacturing Co Ltd	553,970
2,700		Nidec Corp	249,542
15,100		Nitto Denko Corp	542,449
19,389		Nokia Oyj	250,700
29,000		Sharp Corp	366,220
78,400		Sony Corp	2,279,227
93,630		STMicroelectronics NV	865,164
6,800		Sumco Corp	120,159
3,700		TDK Corp	226,116

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17,705,700

ENGINEERING AND MANAGEMENT SERVICES - 1.19%
35,003		Cap Gemini S.A.	1,596,843
14,357		Fugro NV	824,655
29,000		JGC Corp	534,402
71,330		Petrofac Ltd	1,194,061
23,139		WorleyParsons Ltd	600,818

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,750,779

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.34%
2,730	Geberit AG.	$483,971
539	Salzgitter AG.	52,816
11,084	Ssab Svenskt Stal AB (Series A)	188,249
41,401	Ssab Svenskt Stal AB (Series B)	641,211

	TOTAL FABRICATED METAL PRODUCTS	1,366,247

FOOD AND KINDRED PRODUCTS - 5.10%
72,000	Ajinomoto Co, Inc	677,661
28,600	Asahi Breweries Ltd	526,735
130,929	Associated British Foods plc	1,735,769
5,173	Carlsberg AS (Class B)	380,808
16,373	Coca-Cola Amatil Ltd	168,814
3,330	Diageo plc	58,096
33,672	InBev NV	1,743,103
5,500	Ito En Ltd	82,820
107,000	Kaneka Corp	681,739
7,671	Kerry Group plc (Class A)	225,597
140,588	Nestle S.A.	6,823,240
33,500	Nisshin Seifun Group, Inc	452,719
3,100	Nissin Food Products Co Ltd	101,261
599,483	Parmalat S.p.A.	1,675,984
61,757	SABMiller plc	1,815,292
24,566	Suedzucker AG.	511,845
9,500	Swire Pacific Ltd (Class A)	114,887
17,000	Toyo Suisan Kaisha Ltd	392,031
45,811	Unilever plc	1,468,489
135,000	Wilmar International Ltd	613,846

	TOTAL FOOD AND KINDRED PRODUCTS	20,250,736

FOOD STORES - 0.82%
8,683	Delhaize Group	664,243
1,400	FamilyMart Co Ltd	41,330
1,528	Goodman Fielder Ltd	2,225
196,073	J Sainsbury plc	1,022,361
4,672	Jeronimo Martins SGPS S.A.	46,724
19,195	Koninklijke Ahold NV	254,309
79,649	Tesco plc	549,482
151,453	WM Morrison Supermarkets plc	675,728

	TOTAL FOOD STORES	3,256,402

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
43,864	Harvey Norman Holdings Ltd	165,365
6,100	Nitori Co Ltd	454,035
4,540	Yamada Denki Co Ltd	306,276

	TOTAL FURNITURE AND HOME FURNISHINGS STORES	925,676

GENERAL BUILDING CONTRACTORS - 1.15%
56,868	Balfour Beatty plc	236,648

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

49,000		Cheung Kong Infrastructure Holdings Ltd	$186,332
7,100		Daito Trust Construction Co Ltd	336,174
92,000		Daiwa House Industry Co Ltd	989,249
5,552		Fletcher Building Ltd	32,033
7,570		Hochtief AG.	577,340
38,855		Vinci S.A.	2,186,412

		TOTAL GENERAL BUILDING CONTRACTORS	4,544,188

GENERAL MERCHANDISE STORES - 0.66%
13,500		Isetan Mitsukoshi Holdings Ltd	121,896
53,000		J Front Retailing Co Ltd	234,063
45,090		Next plc	1,507,634
6,341		PPR	761,143

		TOTAL GENERAL MERCHANDISE STORES	2,624,736

HEALTH SERVICES - 0.03%
7,279		Sonic Healthcare Ltd	100,250

		TOTAL HEALTH SERVICES	100,250

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.24%
7,003		Abertis Infraestructuras S.A.	158,332
13,202		Acciona S.A.	1,725,608
28,869		Bouygues S.A.	1,495,364
43,099		Saipem S.p.A.	1,487,366

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,866,670

HOLDING AND OTHER INVESTMENT OFFICES - 2.04%
455		Fonciere Des Regions	46,525
27,804	*	Immoeast AG.	152,651
75,000		iShares MSCI EAFE Index Fund	4,147,500
34		Japan Prime Realty Investment Corp	70,648
16		Japan Real Estate Investment Corp	117,949
60	*	Japan Retail Fund Investment Corp	269,835
7		Nomura Real Estate Office Fund, Inc	38,070
133,453		Westfield Group	1,493,594
307,000		Wharf Holdings Ltd	1,761,874

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,098,646

HOTELS AND OTHER LODGING PLACES - 0.26%
72,805		Intercontinental Hotels Group plc	1,046,064

		TOTAL HOTELS AND OTHER LODGING PLACES	1,046,064

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.95%
20,231		Alstom RGPT	1,414,872
33,500		ASM Pacific Technology	316,731
44,872		Atlas Copco AB (A Shares)	659,612
12,557		Brambles Ltd	76,157
60,900		Brother Industries Ltd	700,386
48,600		Canon, Inc	2,067,370
32,327		Electrolux AB (Series B)	759,658
29,400		FUJIFILM Holdings Corp	887,900

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

18,874		GEA Group AG.	$420,437
15,000		Hitachi Construction Machinery Co Ltd	393,193
11,000		Itochu Techno-Science Corp	295,388
23,800		Komatsu Ltd	498,233
4,272		Kone Oyj (Class B)	183,072
7,200		Makita Corp	247,306
44,000	*	NTN Corp	198,801
2,337		Schindler Holding AG.	178,944
3,470		Schindler Holding AG. Reg	261,737
171,000	*	Sumitomo Heavy Industries Ltd	865,712
3,600		Tokyo Electron Ltd	231,077
135,000		Toshiba Corp	749,101
13,000	*	Toyota Tsusho Corp	192,368
989		Wartsila Oyj (B Shares)	39,641

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,637,696

INSTRUMENTS AND RELATED PRODUCTS - 0.61%
2,856		Cochlear Ltd	176,369
3,585		Coloplast AS (Class B)	324,200
61		Finmeccanica S.p.A.	977
7,528		Fresenius AG (Preference)	540,405
7,699		Fresenius SE	480,270
49,167		Invensys plc	236,534
36,000		Nippon Electric Glass Co Ltd	495,499
1,700	*	Olympus Corp	54,810
1,003		Phonak Holding AG.	121,514

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,430,578

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
24,900		Millea Holdings, Inc	679,501
53,689		QBE Insurance Group Ltd	1,225,202

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,904,703

INSURANCE CARRIERS - 3.79%
70,459	*	Aegon NV	451,191
23,943		Allianz AG.	2,967,975
80,487		AMP Ltd	486,169
272,135		Aviva plc	1,731,093
35,609		AXA S.A.	836,063
4,617		Baloise Holding AG.	383,337
10,554		CNP Assurances	1,022,000
17,649		Muenchener Rueckver AG.	2,749,003
3,528		Sampo Oyj (A Shares)	85,942
50,437		SCOR	1,267,081
430		Sony Financial Holdings, Inc	1,119,045
385,266		Standard Life plc	1,338,171
12,574		Wiener Staedtische Allgemeine Versicherung AG.	645,412

		TOTAL INSURANCE CARRIERS	15,082,482

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.08%
29,828		Brisa-Auto Estradas de Portugal S.A.	306,497

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	306,497

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

METAL MINING - 5.18%
13,655	Anglo American plc	$591,365
149,628	BHP Billiton Ltd	5,725,776
136,091	BHP Billiton plc	4,338,584
32,491	Energy Resources of Australia Ltd	693,377
118,949	Eurasian Natural Resources Corp	1,742,312
3,828	Newcrest Mining Ltd	121,251
41,744	Orica Ltd	970,548
30,647	Rio Tinto Ltd	2,045,836
80,103	Rio Tinto plc	4,325,309

	TOTAL METAL MINING	20,554,358

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
18,594	Compagnie Financiere Richemont S.A.	625,258
7,262	Societe BIC S.A.	501,696

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,126,954

MISCELLANEOUS RETAIL - 1.00%
26,945	Home Retail Group	122,208
26,000	Hutchison Whampoa Ltd	177,888
29,794	Metro AG.	1,819,602
61,210	Origin Energy Ltd	920,922
47,000	Seven & I Holdings Co Ltd	959,666

	TOTAL MISCELLANEOUS RETAIL	4,000,286

NONDEPOSITORY INSTITUTIONS - 0.57%
23,614	Criteria Caixacorp S.A.	111,848
12,180	ORIX Corp	829,266
14,328	Siemens AG.	1,314,893

	TOTAL NONDEPOSITORY INSTITUTIONS	2,256,007

OIL AND GAS EXTRACTION - 1.40%
215,275	BG Group plc	3,887,069
45	Inpex Holdings, Inc	340,250
15,227	Technip S.A.	1,071,320
11,724	Tullow Oil plc	245,975

	TOTAL OIL AND GAS EXTRACTION	5,544,614

PAPER AND ALLIED PRODUCTS - 1.19%
44,790	Exor S.p.A	872,392
37,600	Nippon Paper Group, Inc	959,568
135,511	Svenska Cellulosa AB (B Shares)	1,806,728
4,000	Uni-Charm Corp	374,985
57,473	UPM-Kymmene Oyj	683,286

	TOTAL PAPER AND ALLIED PRODUCTS	4,696,959

PETROLEUM AND COAL PRODUCTS - 5.38%
115,100	BP plc (ADR)	6,672,347
89,915	ENI S.p.A.	2,289,757

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

4,898		OMV AG.	$214,906
59,877		Repsol YPF S.A.	1,606,776
136,693		Royal Dutch Shell plc (A Shares)	4,136,366
50,153		Royal Dutch Shell plc (B Shares)	1,460,618
30,050		Statoil ASA	749,436
50,000		TonenGeneral Sekiyu KK	417,775
58,543		Total S.A.	3,760,214

		TOTAL PETROLEUM AND COAL PRODUCTS	21,308,195

PRIMARY METAL INDUSTRIES - 0.91%
23,600		JFE Holdings, Inc	932,880
11,417		Johnson Matthey plc	281,640
51,000		Kobe Steel Ltd	92,422
297,000		Nippon Steel Corp	1,203,442
12,600	*	Norsk Hydro ASA	105,845
22,300	*	Sumitomo Electric Industries Ltd	277,766
8,000		Sumitomo Metal Mining Co Ltd	118,060
17,000		Tokyo Steel Manufacturing Co Ltd	191,380
1,032		Umicore	34,426
1,896		Vallourec	343,022

		TOTAL PRIMARY METAL INDUSTRIES	3,580,883

PRINTING AND PUBLISHING - 0.62%
38,000		Dai Nippon Printing Co Ltd	484,505
111,239		Pearson plc	1,594,944
36,000		Singapore Press Holdings Ltd	93,716
38,000		Toppan Printing Co Ltd	309,403

		TOTAL PRINTING AND PUBLISHING	2,482,568

RAILROAD TRANSPORTATION - 0.84%
275,850	*	Asciano Group	446,579
84		Central Japan Railway Co	562,236
22,600		East Japan Railway Co	1,430,144
78,786		Firstgroup PLC	538,948
107		West Japan Railway Co	358,733

		TOTAL RAILROAD TRANSPORTATION	3,336,640

REAL ESTATE - 1.64%
27,475		Hammerson plc	187,007
124,000		Hang Lung Properties Ltd	486,124
141,327		Hysan Development Co Ltd	399,967
303		ICADE	29,010
8,323		Liberty International plc	68,810
530,855		Link Real Estate Investment Trust	1,354,592
3,000		Mitsui Fudosan Co Ltd	50,725
130,557		Segro plc	724,171
24,000		Sumitomo Realty & Development Co Ltd	453,060
83,000		Sun Hung Kai Properties Ltd	1,234,136
108,000		Tokyo Tatemono Co Ltd	415,446
4,309		Unibail	946,601
27,000		Wheelock & Co Ltd	82,358

		TOTAL REAL ESTATE	6,432,007

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.61%
10,805		Bayer AG.	$864,655
57,000		Denki Kagaku Kogyo KK	254,816
4,185		Michelin (C.G.D.E.) (Class B)	320,524
169,000		Mitsui Chemicals, Inc	437,592
1,748		Puma AG. Rudolf Dassler Sport	581,893

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,459,480

SECURITY AND COMMODITY BROKERS - 1.51%
73,517		Credit Suisse Group	3,642,130
7,000		Daiwa Securities Group, Inc	35,228
35,900		Hong Kong Exchanges and Clearing Ltd	638,747
4,022		Macquarie Group Ltd	172,328
39,700		Nomura Holdings, Inc	295,236
138,000		Shinko Securities Co Ltd	417,582
136,000		Singapore Exchange Ltd	800,791

		TOTAL SECURITY AND COMMODITY BROKERS	6,002,042

SPECIAL TRADE CONTRACTORS - 0.09%
41,000		Kinden Corp	347,421

		TOTAL SPECIAL TRADE CONTRACTORS	347,421

STONE, CLAY, AND GLASS PRODUCTS - 0.94%
149,000		Asahi Glass Co Ltd	1,417,298
7,956		CRH plc	216,319
9,594		HeidelbergCement AG.	663,731
15,142		Holcim Ltd	1,176,797
2,370		Lafarge S.A.	195,179
15,000		Nippon Sheet Glass Co Ltd	42,987

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,712,311

TOBACCO PRODUCTS - 1.02%
112,348		British American Tobacco plc	3,647,195
112		Japan Tobacco, Inc	378,167

		TOTAL TOBACCO PRODUCTS	4,025,362

TRANSPORTATION BY AIR - 0.25%
367,630		Macquarie Airports	995,049

		TOTAL TRANSPORTATION BY AIR	995,049

TRANSPORTATION EQUIPMENT - 4.96%
20,300	*	Aisin Seiki Co Ltd	586,488
279,012		BAE Systems plc	1,614,834
44,653		Bayerische Motoren Werke AG.	2,032,707
3,716		DaimlerChrysler AG. (EUR)	197,928
11,500	*	Denso Corp	347,496
85,894		European Aeronautic Defence and Space Co	1,726,567
38,351		Fiat S.p.A.	561,227
19,000		Fuji Heavy Industries Ltd	92,840

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

4,000	*	Hino Motors Ltd	$13,839
66,600	*	Honda Motor Co Ltd	2,259,649
59,000	*	Isuzu Motors Ltd	110,828
11,000		Jardine Cycle & Carriage Ltd	210,022
700		JTEKT Corp	9,003
173,000		Keppel Corp Ltd	1,007,747
511,000		Mitsui Engineering & Shipbuilding Co Ltd	1,230,711
10,000		NHK Spring Co Ltd	93,108
15,000		NSK Ltd	110,070
25,538		Porsche AG.	1,596,999
2,233		Renault S.A.	114,553
240,000		SembCorp Marine Ltd	626,199
3,300	*	Toyota Industries Corp	98,558
112,200		Toyota Motor Corp	4,730,460
2,390		Volkswagen AG.	264,807

		TOTAL TRANSPORTATION EQUIPMENT	19,636,640

TRANSPORTATION SERVICES - 0.58%
69,183		Autostrade S.p.A.	1,809,285
59,841		Toll Holdings Ltd	467,297

		TOTAL TRANSPORTATION SERVICES	2,276,582

TRUCKING AND WAREHOUSING - 0.54%
6,347		Neopost S.A.	523,852
265,000		Nippon Express Co Ltd	1,094,385
38,000		Yamato Transport Co Ltd	528,961

		TOTAL TRUCKING AND WAREHOUSING	2,147,198

WATER TRANSPORTATION - 0.14%
59		AP Moller - Maersk AS (Class A)	398,542
4,185	*	Carnival plc	142,575

		TOTAL WATER TRANSPORTATION	541,117

WHOLESALE TRADE-DURABLE GOODS - 2.55%
82,000		Itochu Corp	605,715
172,000		Li & Fung Ltd	711,123
67,500		Mitsubishi Corp	1,681,329
54,600		Mitsui & Co Ltd	774,562
288,800		Nissan Motor Co Ltd	2,537,948
11,657		Prysmian S.p.A.	203,476
8,237		Schneider Electric S.A.	957,738
60,500		Sumitomo Corp	616,056
6,734		ThyssenKrupp AG.	253,146
58,159		Wesfarmers Ltd	1,625,828
5,727		Wesfarmers Ltd PPS	159,910

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,126,831

WHOLESALE TRADE-NONDURABLE GOODS - 1.25%
1,200		Alfresa Holdings Corp	47,711
6,661		Casino Guichard Perrachon S.A.	593,463
92,000		Marubeni Corp	508,206

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

273,750	Metcash Ltd	$1,097,672
6,000	Nippon Oil Corp	27,817
8,200	Suzuken Co Ltd	269,680
72,613	Unilever NV	2,363,320

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,907,869

	TOTAL COMMON STOCKS	394,927,542

	(Cost $365,965,186)

RIGHTS / WARRANTS - 0.00%**
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
455	Fonciere Des Regions	384

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	384

	TOTAL RIGHTS / WARRANTS	384

	(Cost $0)

	TOTAL INVESTMENTS - 99.61%	394,927,926
	(Cost $365,965,186)
	OTHER ASSETS AND LIABILITIES, NET - 0.39%	1,553,079

	NET ASSETS - 100.00%	$396,481,005

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%

ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$4,147,500	1.05%

TOTAL DOMESTIC	4,147,500	1.05

FOREIGN
AUSTRALIA	32,740,252	8.29
AUSTRIA	2,572,023	0.65
BELGIUM	2,510,552	0.64
DENMARK	2,368,572	0.60
FINLAND	3,072,524	0.78
FRANCE	39,799,514	10.08
GERMANY	30,206,572	7.65
GREECE	2,577,543	0.65
HONG KONG	9,316,397	2.36
IRELAND	441,916	0.11
ITALY	13,947,851	3.53
JAPAN	81,419,054	20.62
KAZAKHSTAN	1,742,312	0.44
LUXEMBOURG	93,803	0.02
NETHERLANDS	19,030,324	4.82
NEW ZEALAND	73,525	0.02
NORWAY	1,790,454	0.45
PORTUGAL	1,577,229	0.40
SINGAPORE	6,089,919	1.54
SPAIN	18,491,246	4.68
SWEDEN	11,179,692	2.83
SWITZERLAND	32,105,910	8.13
UNITED KINGDOM	77,633,242	19.66

TOTAL FOREIGN	390,780,426	98.95

TOTAL PORTFOLIO	$394,927,926	100.00%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.75%

AMUSEMENT AND RECREATION SERVICES - 0.00%**
4,200	*	Warner Music Group Corp	$23,772

		TOTAL AMUSEMENT AND RECREATION SERVICES	23,772

APPAREL AND ACCESSORY STORES - 1.12%
44,900	*	Aeropostale, Inc	1,528,845
84,400		Gap, Inc	1,768,180
12,200	*	Kohl’s Corp	657,946
9,000		Limited Brands, Inc	173,160
2,300		Nordstrom, Inc	86,434
51,600		Ross Stores, Inc	2,203,836

		TOTAL APPAREL AND ACCESSORY STORES	6,418,401

APPAREL AND OTHER TEXTILE PRODUCTS - 0.25%
21,500	*	Hanesbrands, Inc	518,365
23,000		Phillips-Van Heusen Corp	935,640

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,454,005

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.76%
66,100		Advance Auto Parts	2,675,728
10,600	*	Autozone, Inc	1,675,542

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,351,270

BUSINESS SERVICES - 13.26%
86,600	*	Adobe Systems, Inc	3,185,148
37,500	*	Akamai Technologies, Inc	949,875
7,700		Brink’s Co	187,418
66,600	*	Cognizant Technology Solutions Corp (Class A)	3,016,980
14,000	*	Convergys Corp	150,500
69,300	*	eBay, Inc	1,631,322
11,400	*	F5 Networks, Inc	603,972
80,449		Fidelity National Information Services, Inc	1,885,725
25,300	*	Google, Inc (Class A)	15,685,494
400	*	IHS, Inc (Class A)	21,924
46,000		IMS Health, Inc	968,760
4,200		Mastercard, Inc (Class A)	1,075,116
878,000		Microsoft Corp	26,770,220
47,400		Moody’s Corp	1,270,320
32,100		Omnicom Group, Inc	1,256,715
513,700		Oracle Corp	12,606,198
5,000	*	Salesforce.com, Inc	368,850
2,000	*	Sohu.com, Inc	114,560
6,300	*	Symantec Corp	112,707
22,900	*	Synopsys, Inc	510,212
16,600		Visa, Inc (Class A)	1,451,836

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

41,800	*	VMware, Inc (Class A)	$1,771,484
1,600	*	WebMD Health Corp (Class A)	61,584

		TOTAL BUSINESS SERVICES	75,656,920

CHEMICALS AND ALLIED PRODUCTS - 13.73%
203,100		Abbott Laboratories	10,965,369
200	*	Abraxis Bioscience, Inc	8,110
5,383		Albemarle Corp	195,780
22,200	*	Alexion Pharmaceuticals, Inc	1,083,804
152,700	*	Amgen, Inc	8,638,239
23,500		Avery Dennison Corp	857,515
50,900	*	Biogen Idec, Inc	2,723,150
7,600	*	Celgene Corp	423,168
11,700		CF Industries Holdings, Inc	1,062,126
62,200		Colgate-Palmolive Co	5,109,730
29,500		Du Pont (E.I.) de Nemours & Co	993,265
5,800		Ecolab, Inc	258,564
48,500		Estee Lauder Cos (Class A)	2,345,460
157,200	*	Gilead Sciences, Inc	6,803,616
23,800	*	Hospira, Inc	1,213,800
1,100	*	Idexx Laboratories, Inc	58,784
8,000		International Flavors & Fragrances, Inc	329,120
215,100		Johnson & Johnson	13,854,591
29,200		Lubrizol Corp	2,130,140
44,100		Merck & Co, Inc	1,611,414
27,000		Monsanto Co	2,207,250
34,800		Nalco Holding Co	887,748
39,200	*	Pactiv Corp	946,288
13,700		Perrigo Co	545,808
170,100		Procter & Gamble Co	10,313,163
32,100		RPM International, Inc	652,593
15,700		Scotts Miracle-Gro Co (Class A)	617,167
9,700		Sherwin-Williams Co	598,005
15,800		Sigma-Aldrich Corp	798,374
2,000	*	Valeant Pharmaceuticals International	63,580

		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,295,721

COAL MINING - 0.19%
23,900		Peabody Energy Corp	1,080,519

		TOTAL COAL MINING	1,080,519

COMMUNICATIONS - 0.55%
32,600		Comcast Corp (Class A)	549,636
20,800	*	Crown Castle International Corp	812,032
25,900		Global Payments, Inc	1,394,974
3,900	*	MetroPCS Communications, Inc	29,757
9,800	*	NII Holdings, Inc (Class B)	329,084

		TOTAL COMMUNICATIONS	3,115,483

DEPOSITORY INSTITUTIONS - 1.64%
1,200		Capitol Federal Financial	37,752
143,100		Hudson City Bancorp, Inc	1,964,763

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,000		State Street Corp	$1,219,120
80,400		Wells Fargo & Co	2,169,996
212,600		Western Union Co	4,007,510

		TOTAL DEPOSITORY INSTITUTIONS	9,399,141

EATING AND DRINKING PLACES - 1.58%
50,400		Brinker International, Inc	751,968
300	*	Chipotle Mexican Grill, Inc (Class A)	26,448
64,400		McDonald’s Corp	4,021,136
181,200	*	Starbucks Corp	4,178,472
1,200		Yum! Brands, Inc	41,964

		TOTAL EATING AND DRINKING PLACES	9,019,988

EDUCATIONAL SERVICES - 0.80%
43,400	*	Apollo Group, Inc (Class A)	2,629,172
16,000	*	Career Education Corp	372,960
27,900		DeVry, Inc	1,582,767

		TOTAL EDUCATIONAL SERVICES	4,584,899

ELECTRIC, GAS, AND SANITARY SERVICES - 1.34%
71,500	*	AES Corp	951,665
129,600		Centerpoint Energy, Inc	1,880,496
57,800		Constellation Energy Group, Inc	2,032,826
47,000		Exelon Corp	2,296,890
9,700	*	Stericycle, Inc	535,149

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,697,026

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.53%
50,600		Amphenol Corp (Class A)	2,336,708
104,700	*	Apple Computer, Inc	22,077,042
31,600	*	Avnet, Inc	953,056
95,000	*	Broadcom Corp (Class A)	2,987,750
585,900	*	Cisco Systems, Inc	14,026,446
102,600	*	Cypress Semiconductor Corp	1,083,456
18,500		Harman International Industries, Inc	652,680
38,700		Harris Corp	1,840,185
285,400		Intel Corp	5,822,160
199,000	*	Marvell Technology Group Ltd	4,129,250
100,100	*	Micron Technology, Inc	1,057,056
36,000	*	NetApp, Inc	1,238,040
8,900	*	Nvidia Corp	166,252
17,700	*	ON Semiconductor Corp	155,937
230,900		Qualcomm, Inc	10,681,434
15,100	*	Silicon Laboratories, Inc	729,934
243,300		Texas Instruments, Inc	6,340,398
17,400	*	Thomas & Betts Corp	622,746
37,400	*	Vishay Intertechnology, Inc	312,290

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	77,212,820

ENGINEERING AND MANAGEMENT SERVICES - 0.81%
25,300		Fluor Corp	1,139,512

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,600	*	Hewitt Associates, Inc (Class A)	$659,256
41,600	*	Jacobs Engineering Group, Inc	1,564,576
600	*	Myriad Genetics, Inc	15,660
8,400	*	SAIC, Inc	159,096
33,500	*	Shaw Group, Inc	963,125
3,000	*	URS Corp	133,560

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,634,785

FABRICATED METAL PRODUCTS - 0.68%
14,534	*	Alliant Techsystems, Inc	1,282,916
4,000		Crane Co	122,480
72,000	*	Crown Holdings, Inc	1,841,760
8,600		Valmont Industries, Inc	674,670

		TOTAL FABRICATED METAL PRODUCTS	3,921,826

FOOD AND KINDRED PRODUCTS - 5.43%
91,000		Archer Daniels Midland Co	2,849,210
20,367		Campbell Soup Co	688,405
132,200		Coca-Cola Co	7,535,400
123,000		Coca-Cola Enterprises, Inc	2,607,600
26,191		General Mills, Inc	1,854,585
48,700		H.J. Heinz Co	2,082,412
48,500		Hershey Co	1,735,815
7,500		Hormel Foods Corp	288,375
4,547		Pepsi Bottling Group, Inc	170,513
147,000		PepsiCo, Inc	8,937,599
179,100		Sara Lee Corp	2,181,438

		TOTAL FOOD AND KINDRED PRODUCTS	30,931,352

FOOD STORES - 0.10%
20,600	*	Whole Foods Market, Inc	565,470

		TOTAL FOOD STORES	565,470

FORESTRY - 0.11%
14,400		Rayonier, Inc	607,104

		TOTAL FORESTRY	607,104

FURNITURE AND FIXTURES - 0.18%
20,100	*	Kinetic Concepts, Inc	756,765
7,400		Leggett & Platt, Inc	150,960
6,200		Masco Corp	85,622

		TOTAL FURNITURE AND FIXTURES	993,347

FURNITURE AND HOME FURNISHINGS STORES - 0.39%
23,300		Best Buy Co, Inc	919,418
18,400	*	GameStop Corp (Class A)	403,696
42,300		Williams-Sonoma, Inc	878,994

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,202,108

GENERAL MERCHANDISE STORES - 3.61%
10,200	*	Big Lots, Inc	295,596

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

36,900		Costco Wholesale Corp	$2,183,373
7,600		Family Dollar Stores, Inc	211,508
104,200		Target Corp	5,040,154
27,300		TJX Companies, Inc	997,815
221,200		Wal-Mart Stores, Inc	11,823,140

		TOTAL GENERAL MERCHANDISE STORES	20,551,586

HEALTH SERVICES - 2.48%
110,500		AmerisourceBergen Corp	2,880,735
34,200	*	Coventry Health Care, Inc	830,718
4,500	*	Laboratory Corp of America Holdings	336,780
60,100		McKesson Corp	3,756,250
96,500	*	Medco Health Solutions, Inc	6,167,315
7,400		Universal Health Services, Inc (Class B)	225,700

		TOTAL HEALTH SERVICES	14,197,498

HOLDING AND OTHER INVESTMENT OFFICES - 0.81%
31,500		iShares Russell 1000 Growth Index Fund	1,570,275
64,800		Plum Creek Timber Co, Inc	2,446,848
100		Simon Property Group, Inc	7,980
23,200		WABCO Holdings, Inc	598,328

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,623,431

HOTELS AND OTHER LODGING PLACES - 0.16%
3,300		Marriott International, Inc (Class A)	89,925
27,900	*	MGM Mirage	254,448
28,800		Wyndham Worldwide Corp	580,896

		TOTAL HOTELS AND OTHER LODGING PLACES	925,269

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.77%
105,000		3M Co	8,680,350
11,800		Carlisle Cos, Inc	404,268
2,700		Caterpillar, Inc	153,873
178,200	*	Dell, Inc	2,558,952
7,200		Donaldson Co, Inc	306,288
73,100	*	EMC Corp	1,277,057
80,200		Emerson Electric Co	3,416,520
43,900	*	FMC Technologies, Inc	2,539,176
5,300		Graco, Inc	151,421
136,100		Hewlett-Packard Co	7,010,511
145,300		International Business Machines Corp	19,019,770
20,000		ITT Industries, Inc	994,800
38,800		Jabil Circuit, Inc	673,956
37,100		Joy Global, Inc	1,913,989
15,700		Lennox International, Inc	612,928
2,800	*	Micros Systems, Inc	86,884
41,600		Raytheon Co	2,143,232
49,700	*	Teradata Corp	1,562,071
50,700	*	Western Digital Corp	2,238,405
1,000	*	Zebra Technologies Corp (Class A)	28,360

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	55,772,811

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 4.19%
40,500		Allergan, Inc	$2,551,905
29,000		Bard (C.R.), Inc	2,259,100
66,700		Baxter International, Inc	3,913,956
8,100		Beckman Coulter, Inc	530,064
34,000		Becton Dickinson & Co	2,681,240
100	*	Bio-Rad Laboratories, Inc (Class A)	9,646
400		Danaher Corp	30,080
8,300	*	Flir Systems, Inc	271,576
62,100		Garmin Ltd	1,906,470
3,300	*	Intuitive Surgical, Inc	1,000,956
89,900		Medtronic, Inc	3,953,802
3,200	*	Mettler-Toledo International, Inc	335,968
12,287	*	Millipore Corp	888,964
700		National Instruments Corp	20,615
37,400		Stryker Corp	1,883,838
700		Techne Corp	47,992
46,200	*	Teradyne, Inc	495,726
18,600	*	Waters Corp	1,152,456

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,934,354

INSURANCE AGENTS, BROKERS AND SERVICE - 0.07%
21,200		Brown & Brown, Inc	380,964

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	380,964

INSURANCE CARRIERS - 1.94%
61,900		Aflac, Inc	2,862,875
5,100	*	American International Group, Inc	152,898
500		Erie Indemnity Co (Class A)	19,510
35,700	*	Humana, Inc	1,566,873
49,800		Principal Financial Group	1,197,192
77,300	*	Progressive Corp	1,390,627
62,100		Prudential Financial, Inc	3,090,096
12,900	*	WellPoint, Inc	751,941

		TOTAL INSURANCE CARRIERS	11,032,012

LEATHER AND LEATHER PRODUCTS - 0.36%
56,100		Coach, Inc	2,049,333

		TOTAL LEATHER AND LEATHER PRODUCTS	2,049,333

METAL MINING - 0.74%
13,700	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,099,973
66,300		Newmont Mining Corp	3,136,653

		TOTAL METAL MINING	4,236,626

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
114,000		Mattel, Inc	2,277,720

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,277,720

MISCELLANEOUS RETAIL - 2.93%
44,100	*	Amazon.com, Inc	5,932,332

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,159		Barnes & Noble, Inc	$117,452
6,400	*	Dollar Tree, Inc	309,120
43,200	*	Office Depot, Inc	278,640
4,300	*	Priceline.com, Inc	939,550
174,000		Staples, Inc	4,278,660
131,100		Walgreen Co	4,813,992

		TOTAL MISCELLANEOUS RETAIL	16,669,746

MOTION PICTURES - 0.27%
18,200	*	Discovery Communications, Inc (Class C)	482,664
25,500		Scripps Networks Interactive (Class A)	1,058,250

		TOTAL MOTION PICTURES	1,540,914

NONDEPOSITORY INSTITUTIONS - 0.52%
28,600		American Express Co	1,158,872
16,000		Capital One Financial Corp	613,440
43,800		CapitalSource, Inc	173,886
24,800		Lender Processing Services, Inc	1,008,368

		TOTAL NONDEPOSITORY INSTITUTIONS	2,954,566

OIL AND GAS EXTRACTION - 1.45%
20,800	*	Cameron International Corp	869,440
6,900	*	CNX Gas Corp	203,688
2,800		Ensco International PLC (ADR)	111,832
13,100		EXCO Resources, Inc	278,113
36,500	*	Mariner Energy, Inc	423,765
20,800	*	Oceaneering International, Inc	1,217,216
44,100		Schlumberger Ltd	2,870,469
63,300		Smith International, Inc	1,719,861
17,100		St. Mary Land & Exploration Co	585,504

		TOTAL OIL AND GAS EXTRACTION	8,279,888

PAPER AND ALLIED PRODUCTS - 0.96%
81,800		Kimberly-Clark Corp	5,211,478
11,300		Packaging Corp of America	260,013

		TOTAL PAPER AND ALLIED PRODUCTS	5,471,491

PERSONAL SERVICES - 0.11%
27,400		H&R Block, Inc	619,788

		TOTAL PERSONAL SERVICES	619,788

PETROLEUM AND COAL PRODUCTS - 2.05%
6,500		Ashland, Inc	257,530
160,000		Exxon Mobil Corp	10,910,400
5,900		Walter Industries, Inc	444,329

		TOTAL PETROLEUM AND COAL PRODUCTS	11,612,259

PRIMARY METAL INDUSTRIES - 0.16%
5,800		Hubbell, Inc (Class B)	274,340
13,000		Schnitzer Steel Industries, Inc (Class A)	620,100

		TOTAL PRIMARY METAL INDUSTRIES	894,440

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.50%
100		John Wiley & Sons, Inc (Class A)	$4,188
73,600		McGraw-Hill Cos, Inc	2,466,336
19,200		R.R. Donnelley & Sons Co	427,584

		TOTAL PRINTING AND PUBLISHING	2,898,108

RAILROAD TRANSPORTATION - 0.46%
3,000		Norfolk Southern Corp	157,260
38,600		Union Pacific Corp	2,466,540

		TOTAL RAILROAD TRANSPORTATION	2,623,800

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.01%
2,100	*	Goodyear Tire & Rubber Co	29,610

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	29,610

SECURITY AND COMMODITY BROKERS - 1.31%
7,600		Broadridge Financial Solutions, Inc	171,456
32,400		Charles Schwab Corp	609,768
37,900		Federated Investors, Inc (Class B)	1,042,250
9,700		Goldman Sachs Group, Inc	1,637,748
12,300	*	IntercontinentalExchange, Inc	1,381,290
4,000	*	Investment Technology Group, Inc	78,800
16,300		Janus Capital Group, Inc	219,235
5,500		Lazard Ltd (Class A)	208,835
67,000	*	Nasdaq Stock Market, Inc	1,327,940
36,100		SEI Investments Co	632,472
5,700		Waddell & Reed Financial, Inc (Class A)	174,078

		TOTAL SECURITY AND COMMODITY BROKERS	7,483,872

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
16,600	*	Owens-Illinois, Inc	545,642

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	545,642

TOBACCO PRODUCTS - 2.24%
232,600		Altria Group, Inc	4,565,938
171,000		Philip Morris International, Inc	8,240,490

		TOTAL TOBACCO PRODUCTS	12,806,428

TRANSPORTATION BY AIR - 0.40%
9,900		Copa Holdings S.A. (Class A)	539,253
155,500	*	Delta Air Lines, Inc	1,769,590

		TOTAL TRANSPORTATION BY AIR	2,308,843

TRANSPORTATION EQUIPMENT - 3.22%
400		General Dynamics Corp	27,268
20,400		Harsco Corp	657,492
96,700		Honeywell International, Inc	3,790,640
54,000		Lockheed Martin Corp	4,068,900
33,500	*	Navistar International Corp	1,294,775

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,000	*	TRW Automotive Holdings Corp	$382,080
118,500		United Technologies Corp	8,225,085

		TOTAL TRANSPORTATION EQUIPMENT	18,446,240

TRANSPORTATION SERVICES - 0.26%
24,600		CH Robinson Worldwide, Inc	1,444,758
100		Expeditors International Washington, Inc	3,473
551		UTI Worldwide, Inc	7,890

		TOTAL TRANSPORTATION SERVICES	1,456,121

TRUCKING AND WAREHOUSING - 0.69%
16,300		Landstar System, Inc	631,951
57,900		United Parcel Service, Inc (Class B)	3,321,723

		TOTAL TRUCKING AND WAREHOUSING	3,953,674

WHOLESALE TRADE-DURABLE GOODS - 0.59%
30,500	*	Arrow Electronics, Inc	903,105
2,600	*	LKQ Corp	50,934
22,900		W.W. Grainger, Inc	2,217,407
6,600	*	WESCO International, Inc	178,266

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,349,712

WHOLESALE TRADE-NONDURABLE GOODS - 0.54%
9,500		Brown-Forman Corp (Class B)	508,915
45,600	*	Dean Foods Co	822,624
18,751	*	Henry Schein, Inc	986,303
19,600		Herbalife Ltd	795,172

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,113,014

		TOTAL COMMON STOCKS	569,205,717

		(Cost $499,078,663)

		TOTAL INVESTMENTS - 99.75%	569,205,717
		(Cost $499,078,663)
		OTHER ASSETS AND LIABILITIES, NET - 0.25%	1,401,764

		NET ASSETS - 100.00%	$570,607,481

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

PREFERRED STOCKS - 0.17%

DEPOSITORY INSTITUTIONS - 0.17%
65,094	*	Bank of America Corp	$971,202

		TOTAL DEPOSITORY INSTITUTIONS	971,202

		TOTAL PREFERRED STOCKS	971,202

		(Cost $976,410)

COMMON STOCKS - 100.39%

AMUSEMENT AND RECREATION SERVICES - 0.94%
5,297		International Speedway Corp (Class A)	150,700
10,241	*	Penn National Gaming, Inc	278,350
145,141		Walt Disney Co	4,680,797
23,369	*	Warner Music Group Corp	132,269

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,242,116

APPAREL AND ACCESSORY STORES - 0.34%
54,806		Foot Locker, Inc	610,539
48,626		Gap, Inc	1,018,714
1,974	*	Kohl’s Corp	106,458
8,504		Limited Brands, Inc	163,617

		TOTAL APPAREL AND ACCESSORY STORES	1,899,328

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
20,661		Phillips-Van Heusen Corp	840,489
15,791		VF Corp	1,156,533

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,997,022

AUTO REPAIR, SERVICES AND PARKING - 0.01%
82	*	Hertz Global Holdings, Inc	977
678		Ryder System, Inc	27,913

		TOTAL AUTO REPAIR, SERVICES AND PARKING	28,890

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
22,350	*	Autonation, Inc	428,003
24,402		Penske Auto Group, Inc	370,422

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	798,425

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.00%
110,439		Home Depot, Inc	3,195,001
98,803		Lowe’s Cos, Inc	2,311,002

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,506,003

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 1.84%
2,309	*	Activision Blizzard, Inc	$25,653
6,620	*	Affiliated Computer Services, Inc (Class A)	395,148
64,098		CA, Inc	1,439,641
17,248	*	Computer Sciences Corp	992,277
80,496	*	Compuware Corp	581,986
24,942	*	Convergys Corp	268,127
20,118	*	DST Systems, Inc	876,139
97,106	*	eBay, Inc	2,285,875
3,624		Equifax, Inc	111,945
87,924		IMS Health, Inc	1,851,679
18,769		Manpower, Inc	1,024,412
10,521	*	Symantec Corp	188,221
5,155	*	Unisys Corp	198,777

		TOTAL BUSINESS SERVICES	10,239,880

CHEMICALS AND ALLIED PRODUCTS - 8.36%
10,375		Alberto-Culver Co	303,884
8,521	*	Amgen, Inc	482,033
42,390		Bristol-Myers Squibb Co	1,070,348
38,479		Cabot Corp	1,009,304
12,499		CF Industries Holdings, Inc	1,134,659
9,265		Cytec Industries, Inc	337,431
133,776		Dow Chemical Co	3,696,232
5,434		Eastman Chemical Co	327,344
72,499		Eli Lilly & Co	2,588,939
90,770	*	Forest Laboratories, Inc	2,914,625
118,725		Huntsman Corp	1,340,405
59,750		Johnson & Johnson	3,848,497
67,929	*	King Pharmaceuticals, Inc	833,489
758		Lubrizol Corp	55,296
154,357		Merck & Co, Inc	5,640,204
24,708	*	Pactiv Corp	596,451
817,525		Pfizer, Inc	14,870,779
77,458		Procter & Gamble Co	4,696,279
3,506		Sherwin-Williams Co	216,145
17,213		Valspar Corp	467,161

		TOTAL CHEMICALS AND ALLIED PRODUCTS	46,429,505

COAL MINING - 0.01%
2,145		Arch Coal, Inc	47,726

		TOTAL COAL MINING	47,726

COMMUNICATIONS - 8.32%
13,543	*	AOL, Inc	315,281
566,872		AT&T, Inc	15,889,421
7,361		Cablevision Systems Corp (Class A)	190,061
79,789		CBS Corp (Class B)	1,121,035
62,912		CenturyTel, Inc	2,278,044
260,405		Comcast Corp (Class A)	4,390,429
44,882	*	DIRECTV	1,496,815
100,030		DISH Network Corp (Class A)	2,077,623

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

217	*	Liberty Global, Inc (Series C)	$4,741
8,634	*	Liberty Media Corp - Capital (Series A)	206,180
3,608	*	Liberty Media Corp-Starz	166,509
84,300	*	Liberty Media Holding Corp (Interactive A)	913,812
492,566		Qwest Communications International, Inc	2,073,703
442,546	*	Sprint Nextel Corp	1,619,718
3,526		Time Warner Cable, Inc	145,941
1,431	*	US Cellular Corp	60,689
301,448		Verizon Communications, Inc	9,986,972
72,517	*	Viacom, Inc (Class B)	2,155,931
104,911		Windstream Corp	1,152,972

		TOTAL COMMUNICATIONS	46,245,877

DEPOSITORY INSTITUTIONS - 12.03%
885,789		Bank of America Corp	13,339,983
1,067		Bank of Hawaii Corp	50,213
63,670		Bank of New York Mellon Corp	1,780,850
36,166		BB&T Corp	917,531
1,821,731		Citigroup, Inc	6,029,930
677		Cullen/Frost Bankers, Inc	33,850
81,223		Fifth Third Bancorp	791,924
559		First Citizens Bancshares, Inc (Class A)	91,682
24,462	*	First Horizon National Corp	327,788
45,821		Hudson City Bancorp, Inc	629,122
70,308		Huntington Bancshares, Inc	256,624
434,183		JPMorgan Chase & Co	18,092,407
578		M&T Bank Corp	38,662
59,756		Marshall & Ilsley Corp	325,670
18,717		People’s United Financial, Inc	312,574
62,960		PNC Financial Services Group, Inc	3,323,658
89,183		Regions Financial Corp	471,778
38,894		State Street Corp	1,693,445
46,482		SunTrust Banks, Inc	943,120
205,379		US Bancorp	4,623,081
474,790		Wells Fargo & Co	12,814,582
3,794		Zions Bancorporation	48,677

		TOTAL DEPOSITORY INSTITUTIONS	66,937,151

ELECTRIC, GAS, AND SANITARY SERVICES - 6.97%
101,015	*	AES Corp	1,344,510
1,107		AGL Resources, Inc	40,372
8,813		Alliant Energy Corp	266,681
1,485		Ameren Corp	41,506
99,041		American Electric Power Co, Inc	3,445,637
1,377		Atmos Energy Corp	40,484
14,213	*	Calpine Corp	156,343
34,746		Centerpoint Energy, Inc	504,164
19,801		Constellation Energy Group, Inc	696,401
34,139		DTE Energy Co	1,488,119
73,640		Duke Energy Corp	1,267,344
61,567		Edison International	2,141,300
36,836		El Paso Corp	362,098

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,825		Energen Corp	$1,115,010
9,588		Entergy Corp	784,682
45,622		Exelon Corp	2,229,547
38,462		FirstEnergy Corp	1,786,560
30,462		FPL Group, Inc	1,609,003
1,421		Hawaiian Electric Industries, Inc	29,699
52,898		MDU Resources Group, Inc	1,248,393
713		National Fuel Gas Co	35,650
18,787		Northeast Utilities	484,517
44,871	*	NRG Energy, Inc	1,059,404
14,080		NV Energy, Inc	174,310
14,125		OGE Energy Corp	521,071
3,914		Oneok, Inc	174,447
72,534		PG&E Corp	3,238,643
16,242		Pinnacle West Capital Corp	594,132
9,249		Progress Energy, Inc	379,301
106,457		Public Service Enterprise Group, Inc	3,539,696
18,495		SCANA Corp	696,892
61,156		Sempra Energy	3,423,513
14,614		Southern Co	486,938
20,707		Southern Union Co	470,049
2,685		TECO Energy, Inc	43,551
37,687		UGI Corp	911,649
2,418		Westar Energy, Inc	52,519
20,768		Wisconsin Energy Corp	1,034,869
35,941		Xcel Energy, Inc	762,668

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,681,672

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.17%
92,524	*	Atmel Corp	426,536
42,714	*	Avnet, Inc	1,288,255
13,714		Cooper Industries plc	584,765
16,516		Eaton Corp	1,050,748
7,230	*	Fairchild Semiconductor International, Inc	72,228
1,115,253		General Electric Co	16,873,777
1,055		Harman International Industries, Inc	37,220
67,581	*	Integrated Device Technology, Inc	437,249
182,503		Intel Corp	3,723,061
14,699	*	JDS Uniphase Corp	121,267
32,470		L-3 Communications Holdings, Inc	2,823,267
120,801	*	Marvell Technology Group Ltd	2,506,621
44,687	*	Micron Technology, Inc	471,895
150,913		Motorola, Inc	1,171,085
42,839	*	Novellus Systems, Inc	999,862
7,930	*	Tellabs, Inc	45,042
32,131	*	Thomas & Betts Corp	1,149,968
68,627	*	Vishay Intertechnology, Inc	573,035

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	34,355,881

ENGINEERING AND MANAGEMENT SERVICES - 0.30%
5,482		KBR, Inc	104,158
31,869	*	SAIC, Inc	603,599

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,726	*	Shaw Group, Inc	$940,873

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,648,630

FABRICATED METAL PRODUCTS - 0.45%
11,364		Commercial Metals Co	177,847
47,971		Illinois Tool Works, Inc	2,302,128

		TOTAL FABRICATED METAL PRODUCTS	2,479,975

FOOD AND KINDRED PRODUCTS - 2.88%
88,319		Archer Daniels Midland Co	2,765,268
4,289		Bunge Ltd	273,767
16,841		Coca-Cola Co	959,937
41,789		Coca-Cola Enterprises, Inc	885,927
38,691	*	Constellation Brands, Inc (Class A)	616,348
1,219		Corn Products International, Inc	35,631
76,037		Del Monte Foods Co	862,260
622		Dr Pepper Snapple Group, Inc	17,603
34,183		General Mills, Inc	2,420,498
7,311		Hershey Co	261,661
40		J.M. Smucker Co	2,470
130,951		Kraft Foods, Inc (Class A)	3,559,247
693		Molson Coors Brewing Co (Class B)	31,296
3,836		Pepsi Bottling Group, Inc	143,850
14,828		PepsiAmericas, Inc	433,867
5,487	*	Ralcorp Holdings, Inc	327,629
21,338		Reynolds American, Inc	1,130,274
42,986		Sara Lee Corp	523,569
10,300	*	Smithfield Foods, Inc	156,457
49,758		Tyson Foods, Inc (Class A)	610,531

		TOTAL FOOD AND KINDRED PRODUCTS	16,018,090

FOOD STORES - 0.20%
33,103		Safeway, Inc	704,763
32,082		Supervalu, Inc	407,762

		TOTAL FOOD STORES	1,112,525

FORESTRY - 0.04%
5,494		Rayonier, Inc	231,627

		TOTAL FORESTRY	231,627

FURNITURE AND FIXTURES - 0.04%
4,365	*	Kinetic Concepts, Inc	164,342
4,560		Masco Corp	62,974

		TOTAL FURNITURE AND FIXTURES	227,316

FURNITURE AND HOME FURNISHINGS STORES - 0.07%
20,652		RadioShack Corp	402,714

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	402,714

GENERAL BUILDING CONTRACTORS - 0.52%
40,457		DR Horton, Inc	439,768

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,316		KB Home	$31,683
20,651		Lennar Corp (Class A)	263,713
28,635		MDC Holdings, Inc	888,830
663	*	NVR, Inc	471,201
78,247	*	Pulte Homes, Inc	782,470
1,265	*	Toll Brothers, Inc	23,795

		TOTAL GENERAL BUILDING CONTRACTORS	2,901,460

GENERAL MERCHANDISE STORES - 0.26%
2,402		Family Dollar Stores, Inc	66,848
18,759		JC Penney Co, Inc	499,177
37,007		Macy’s, Inc	620,237
5,292		Wal-Mart Stores, Inc	282,857

		TOTAL GENERAL MERCHANDISE STORES	1,469,119

HEALTH SERVICES - 0.40%
76,021	*	Coventry Health Care, Inc	1,846,550
5,275		McKesson Corp	329,688
812	*	Pediatrix Medical Group, Inc	48,809

		TOTAL HEALTH SERVICES	2,225,047

HOLDING AND OTHER INVESTMENT OFFICES - 2.79%
91,180		Annaly Mortgage Management, Inc	1,581,973
3,811		Apartment Investment & Management Co (Class A)	60,671
6,234		AvalonBay Communities, Inc	511,874
14,013		Boston Properties, Inc	939,852
39,556		Brandywine Realty Trust	450,938
16,571		Camden Property Trust	702,113
2,506		Corporate Office Properties Trust	91,795
3,870		Douglas Emmett, Inc	55,148
138,835		Duke Realty Corp	1,689,622
5,666		Equity Residential	191,397
838		Federal Realty Investment Trust	56,749
5,017		Health Care REIT, Inc	222,353
109,908		Host Marriott Corp	1,282,626
90,725		HRPT Properties Trust	586,991
38,862		Kimco Realty Corp	525,803
9,901		Macerich Co	355,941
23,134		Mack-Cali Realty Corp	799,742
15,400		Nationwide Health Properties, Inc	541,772
17,255		Plum Creek Timber Co, Inc	651,549
3,903		Public Storage, Inc	317,899
1,560		Regency Centers Corp	54,694
22,740		Simon Property Group, Inc	1,814,653
7,900		SL Green Realty Corp	396,896
6,863		Virgin Media, Inc	115,504
10,864		Vornado Realty Trust	759,828
28,199		WABCO Holdings, Inc	727,252
1,581		Weingarten Realty Investors	31,288

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,516,923

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.15%
7,653		Marriott International, Inc (Class A)	$208,544
37,491	*	MGM Mirage	341,918
4,694		Wyndham Worldwide Corp	94,678
3,375	*	Wynn Resorts Ltd	196,526

		TOTAL HOTELS AND OTHER LODGING PLACES	841,666

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.10%
942	*	AGCO Corp	30,464
43,366		Applied Materials, Inc	604,522
435		Bucyrus International, Inc (Class A)	24,521
27,007		Carlisle Cos, Inc	925,260
2,106		Caterpillar, Inc	120,021
4,042		Diebold, Inc	114,995
51,659		Dover Corp	2,149,531
172,397	*	EMC Corp	3,011,776
23,714		Gardner Denver, Inc	1,009,031
58,672		Hewlett-Packard Co	3,022,194
15,775		ITT Industries, Inc	784,649
8,860		Johnson Controls, Inc	241,346
15,667		Joy Global, Inc	808,261
52,356		Northrop Grumman Corp	2,924,082
15,631		Pitney Bowes, Inc	355,762
43,460		Raytheon Co	2,239,058
10,618	*	SanDisk Corp	307,816
28,827	*	Teradata Corp	906,033
2,073	*	Terex Corp	41,066
43,175		Timken Co	1,023,679
49,061	*	Western Digital Corp	2,166,043

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	22,810,110

INSTRUMENTS AND RELATED PRODUCTS - 0.86%
126,133	*	Boston Scientific Corp	1,135,197
3,657	*	CareFusion Corp	91,462
11,191		Danaher Corp	841,563
4,706		Garmin Ltd	144,474
2,769	*	Hologic, Inc	40,151
425		Kla-Tencor Corp	15,368
18,707	*	Thermo Electron Corp	892,137
72,570		Xerox Corp	613,942
16,885	*	Zimmer Holdings, Inc	998,072

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,772,366

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
7,767		AON Corp	297,787
28,915		Brown & Brown, Inc	519,603
30,921		Hartford Financial Services Group, Inc	719,222

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,536,612

INSURANCE CARRIERS - 6.91%
49,038		Aetna, Inc	1,554,505
17,430		Allied World Assurance Holdings Ltd	803,000
32,674		American Financial Group, Inc	815,216

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

571		American National Insurance Co	$68,200
14,140	*	Arch Capital Group Ltd	1,011,717
30,930		Aspen Insurance Holdings Ltd	787,169
26,884		Assurant, Inc	792,540
50,268		Axis Capital Holdings Ltd	1,428,114
71,310		Chubb Corp	3,507,027
39,352		Cigna Corp	1,387,945
424		Everest Re Group Ltd	36,328
34,306	*	Genworth Financial, Inc (Class A)	389,373
38,288		HCC Insurance Holdings, Inc	1,070,915
43,043	*	Humana, Inc	1,889,157
10,916		Lincoln National Corp	271,590
70,270		Metlife, Inc	2,484,045
8,429		Old Republic International Corp	84,627
25,569		PartnerRe Ltd	1,908,982
5,215	*	Progressive Corp	93,818
46,450		Prudential Financial, Inc	2,311,352
8,844		Reinsurance Group of America, Inc (Class A)	421,417
23,633		Stancorp Financial Group, Inc	945,793
18,674		Torchmark Corp	820,722
13,322		Transatlantic Holdings, Inc	694,209
48,908		Travelers Cos, Inc	2,438,553
144,873		UnitedHealth Group, Inc	4,415,729
103,172		UnumProvident Corp	2,013,917
32,109		Validus Holdings Ltd	865,016
33,296		W.R. Berkley Corp	820,413
35,424	*	WellPoint, Inc	2,064,865
12,021		XL Capital Ltd (Class A)	220,345

		TOTAL INSURANCE CARRIERS	38,416,599

METAL MINING - 0.47%
31,319		Cleveland-Cliffs, Inc	1,443,493
14,572	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,169,986

		TOTAL METAL MINING	2,613,479

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
1,868		Hasbro, Inc	59,888
8,863		Jarden Corp	273,955
8,485		Mattel, Inc	169,530

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	503,373

MISCELLANEOUS RETAIL - 0.70%
89,098		CVS Corp	2,869,847
66,973	*	Office Depot, Inc	431,976
365,772	*	Rite Aid Corp	552,316
2,100		Signet Jewelers Ltd	56,112

		TOTAL MISCELLANEOUS RETAIL	3,910,251

MOTION PICTURES - 1.19%
4,520	*	Discovery Communications, Inc (Class A)	138,628
1,256	*	Discovery Communications, Inc (Class C)	33,309
2,444	*	DreamWorks Animation SKG, Inc (Class A)	97,638

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

146,061		News Corp (Class A)	$1,999,575
148,406		Time Warner, Inc	4,324,551

		TOTAL MOTION PICTURES	6,593,701

NONDEPOSITORY INSTITUTIONS - 1.57%
100,408		American Express Co	4,068,532
1,617	*	AmeriCredit Corp	30,788
44,571		Capital One Financial Corp	1,708,852
60,137		CapitalSource, Inc	238,744
18,386		Chimera Investment Corp	71,338
157,445		Discover Financial Services	2,316,016
27,949	*	SLM Corp	314,985

		TOTAL NONDEPOSITORY INSTITUTIONS	8,749,255

OIL AND GAS EXTRACTION - 7.85%
79,697		Anadarko Petroleum Corp	4,974,687
31,907		Apache Corp	3,291,845
56,412		Chesapeake Energy Corp	1,459,943
18,108	*	Comstock Resources, Inc	734,642
7,526	*	Concho Resources, Inc	337,917
23,277		Devon Energy Corp	1,710,860
36,097	*	Encore Acquisition Co	1,733,378
9,628		Ensco International PLC (ADR)	384,542
29,229		EOG Resources, Inc	2,843,982
6,744		EXCO Resources, Inc	143,175
82,799		Halliburton Co	2,491,422
3,834		Helmerich & Payne, Inc	152,900
16,799	*	Nabors Industries Ltd	367,730
82,760		National Oilwell Varco, Inc	3,648,888
9,899		Noble Energy, Inc	705,007
97,938		Occidental Petroleum Corp	7,967,256
38,469		Patterson-UTI Energy, Inc	590,499
35,045	*	Pride International, Inc	1,118,286
732		Range Resources Corp	36,490
31,398		Rowan Cos, Inc	710,851
56,736		Schlumberger Ltd	3,692,946
2,171	*	Seahawk Drilling, Inc	48,934
19,235		Tidewater, Inc	922,318
5,586	*	Unit Corp	237,405
71,477		XTO Energy, Inc	3,325,825

		TOTAL OIL AND GAS EXTRACTION	43,631,728

PAPER AND ALLIED PRODUCTS - 1.22%
12,397		Bemis Co	367,571
145,218		International Paper Co	3,888,938
21,208		Kimberly-Clark Corp	1,351,162
17,788		Packaging Corp of America	409,302
25,397		Sonoco Products Co	742,862

		TOTAL PAPER AND ALLIED PRODUCTS	6,759,835

PERSONAL SERVICES - 0.09%
3,501		Cintas Corp	91,201

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,244		Weight Watchers International, Inc	$386,195

		TOTAL PERSONAL SERVICES	477,396

PETROLEUM AND COAL PRODUCTS - 10.39%
33,102		Ashland, Inc	1,311,501
210,480		Chevron Corp	16,204,855
152,733		ConocoPhillips	7,800,074
361,873		Exxon Mobil Corp	24,676,121
2,047		Frontier Oil Corp	24,646
19,212		Hess Corp	1,162,326
98,779		Marathon Oil Corp	3,083,880
46,573		Murphy Oil Corp	2,524,257
5,482		Tesoro Corp	74,281
56,066		Valero Energy Corp	939,106

		TOTAL PETROLEUM AND COAL PRODUCTS	57,801,047

PIPELINES, EXCEPT NATURAL GAS - 0.05%
14,101		Spectra Energy Corp	289,212

		TOTAL PIPELINES, EXCEPT NATURAL GAS	289,212

PRIMARY METAL INDUSTRIES - 0.72%
4,087		Alcoa, Inc	65,882
13,421	*	CommScope, Inc	356,059
5,685		Hubbell, Inc (Class B)	268,901
32,612		Nucor Corp	1,521,350
1,517		Schnitzer Steel Industries, Inc (Class A)	72,361
98,441		Steel Dynamics, Inc	1,744,374

		TOTAL PRIMARY METAL INDUSTRIES	4,028,927

PRINTING AND PUBLISHING - 0.19%
14,421		McGraw-Hill Cos, Inc	483,248
24,999		R.R. Donnelley & Sons Co	556,728

		TOTAL PRINTING AND PUBLISHING	1,039,976

RAILROAD TRANSPORTATION - 1.11%
39,818		CSX Corp	1,930,775
45,767		Norfolk Southern Corp	2,399,106
29,172		Union Pacific Corp	1,864,091

		TOTAL RAILROAD TRANSPORTATION	6,193,972

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.23%
14,239		Newell Rubbermaid, Inc	213,727
48,616		Sealed Air Corp	1,062,746

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,276,473

SECURITY AND COMMODITY BROKERS - 3.03%
2,065		BlackRock, Inc	479,493
32,933		Broadridge Financial Solutions, Inc	742,968
1,964		CME Group, Inc	659,806
60,469		Goldman Sachs Group, Inc	10,209,586
14,184	*	Investment Technology Group, Inc	279,425

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,611		Legg Mason, Inc	$500,988
112,754		Morgan Stanley	3,337,518
80	*	Nasdaq Stock Market, Inc	1,586
27,409		Raymond James Financial, Inc	651,512

		TOTAL SECURITY AND COMMODITY BROKERS	16,862,882

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
49,131		Corning, Inc	948,720

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	948,720

TEXTILE MILL PRODUCTS - 0.08%
9,504	*	Mohawk Industries, Inc	452,390

		TOTAL TEXTILE MILL PRODUCTS	452,390

TOBACCO PRODUCTS - 0.11%
2,731		Fortune Brands, Inc	117,979
6,027		Lorillard, Inc	483,546

		TOTAL TOBACCO PRODUCTS	601,525

TRANSPORTATION BY AIR - 0.37%
4,724		Copa Holdings S.A. (Class A)	257,316
21,762		FedEx Corp	1,816,039

		TOTAL TRANSPORTATION BY AIR	2,073,355

TRANSPORTATION EQUIPMENT - 2.20%
14,271	*	Autoliv, Inc	618,791
18,571		Boeing Co	1,005,248
306,256	*	Ford Motor Co	3,062,560
56,446		General Dynamics Corp	3,847,924
40,063		Oshkosh Truck Corp	1,483,533
29,453	*	TRW Automotive Holdings Corp	703,338
21,018		United Technologies Corp	1,458,859

		TOTAL TRANSPORTATION EQUIPMENT	12,180,253

TRANSPORTATION SERVICES - 0.05%
18,154		UTI Worldwide, Inc	259,965

		TOTAL TRANSPORTATION SERVICES	259,965

WATER TRANSPORTATION - 0.01%
1,830		Teekay Corp	42,474

		TOTAL WATER TRANSPORTATION	42,474

WHOLESALE TRADE-DURABLE GOODS - 1.16%
56,770	*	Arrow Electronics, Inc	1,680,960
94,038	*	Ingram Micro, Inc (Class A)	1,640,963
36,924		Reliance Steel & Aluminum Co	1,595,855
11,318	*	Tech Data Corp	528,098
36,664	*	WESCO International, Inc	990,295

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,436,171

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
7,970		Airgas, Inc	$379,372
18,302		Cardinal Health, Inc	590,056
3,167	*	Central European Distribution Corp	89,974
1,338	*	Dean Foods Co	24,138
49,036	*	Endo Pharmaceuticals Holdings, Inc	1,005,729
38,756		Terra Industries, Inc	1,247,556

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,336,825

		TOTAL COMMON STOCKS	558,083,440

		(Cost $510,013,945)

		TOTAL INVESTMENTS - 100.56%	559,054,642
		(Cost $510,990,355)
		OTHER ASSETS AND LIABILITIES, NET - (0.56)%	(3,135,325)

		NET ASSETS - 100.00%	$555,919,317

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.98%

AGRICULTURAL SERVICES - 0.03%
7,966	*	VCA Antech, Inc	$198,513

		TOTAL AGRICULTURAL SERVICES	198,513

AMUSEMENT AND RECREATION SERVICES - 0.98%
1,170	*	Electronic Arts, Inc	20,768
232,344		Walt Disney Co	7,493,094

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,513,862

APPAREL AND ACCESSORY STORES - 0.70%
12,033		American Eagle Outfitters, Inc	204,320
2,243	*	AnnTaylor Stores Corp	30,595
1,450		Cato Corp (Class A)	29,087
1,936	*	Charming Shoppes, Inc	12,526
7,029	*	Chico’s FAS, Inc	98,757
8,780		Foot Locker, Inc	97,809
83,293		Gap, Inc	1,744,989
29,652	*	Kohl’s Corp	1,599,132
42,078		Limited Brands, Inc	809,581
19,232		Nordstrom, Inc	722,739
1,873		Stage Stores, Inc	23,150

		TOTAL APPAREL AND ACCESSORY STORES	5,372,685

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
77		Columbia Sportswear Co	3,006
8,678	*	Liz Claiborne, Inc	48,857
70,242		Nike, Inc (Class B)	4,640,890
5,265		Phillips-Van Heusen Corp	214,180
2,141		Polo Ralph Lauren Corp (Class A)	173,378
6,530		VF Corp	478,257

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,558,568

AUTO REPAIR, SERVICES AND PARKING - 0.05%
4,680	*	Dollar Thrifty Automotive Group, Inc	119,855
10,649	*	Hertz Global Holdings, Inc	126,936
1,721		Ryder System, Inc	70,854
3,199	*	Wright Express Corp	101,920

		TOTAL AUTO REPAIR, SERVICES AND PARKING	419,565

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
533		Advance Auto Parts	21,576
5,013	*	Autozone, Inc	792,404
8,078	*	Carmax, Inc	195,892
2,041	*	Copart, Inc	74,762
2,611	*	Rush Enterprises, Inc (Class A)	31,045

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,115,679

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.23%
2,717		Fastenal Co	$113,136
210,287		Home Depot, Inc	6,083,603
137,906		Lowe’s Cos, Inc	3,225,621

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,422,360

BUSINESS SERVICES - 7.63%
36,096	*	3Com Corp	270,720
6,044	*	3D Systems Corp	68,297
626		Administaff, Inc	14,767
50,030	*	Adobe Systems, Inc	1,840,103
10,789	*	Akamai Technologies, Inc	273,285
6,964	*	Alliance Data Systems Corp	449,805
40,790	*	Art Technology Group, Inc	183,963
17,790	*	Autodesk, Inc	452,044
110,132		Automatic Data Processing, Inc	4,715,852
1,800	*	Blackboard, Inc	81,702
4,480	*	Blue Coat Systems, Inc	127,859
15,700	*	BPZ Energy, Inc	149,150
305		Brink’s Co	7,424
4,688	*	Ciber, Inc	16,174
11,750	*	Cogent, Inc	122,083
600		Cognex Corp	10,632
15,948	*	Compuware Corp	115,304
9,356	*	COMSYS IT Partners, Inc	83,175
2,053	*	CSG Systems International, Inc	39,192
8,976	*	Deltek, Inc	69,833
2,857		Deluxe Corp	42,255
6,173	*	DivX, Inc	34,816
11,638	*	DST Systems, Inc	506,835
18,516		Earthlink, Inc	153,868
107,693	*	eBay, Inc	2,535,093
1,170	*	Ebix, Inc	57,131
22,941	*	Expedia, Inc	589,813
4,595		Fair Isaac Corp	97,919
6,230	*	FalconStor Software, Inc	25,294
9,758		Fidelity National Information Services, Inc	228,728
149	*	Gartner, Inc	2,688
989	*	Gerber Scientific, Inc	4,994
21,250	*	Google, Inc (Class A)	13,174,575
295	*	Hudson Highland Group, Inc	1,398
1,420		iGate Corp	14,200
23,057		IMS Health, Inc	485,580
13,194	*	Informatica Corp	341,197
42,677		Innovative Solutions & Support, Inc	195,887
1,537		Interactive Data Corp	38,886
5,595	*	Internap Network Services Corp	26,297
400	*	inVentiv Health, Inc	6,468
3,346		Ipass, Inc	3,480
10,239	*	Iron Mountain, Inc	233,040
8,973		Jack Henry & Associates, Inc	207,456
6,848	*	Lamar Advertising Co (Class A)	212,904
17,247	*	Lawson Software, Inc	114,693

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,066	*	Lionbridge Technologies	$4,752
3,792	*	Liquidity Services, Inc	38,185
7,600	*	Magma Design Automation, Inc	17,556
3,859		Manpower, Inc	210,624
6,347		Marchex, Inc (Class B)	32,243
7,427	*	Mentor Graphics Corp	65,580
616,529		Microsoft Corp	18,797,969
5,413	*	ModusLink Global Solutions, Inc	50,936
77,732	*	MoneyGram International, Inc	223,868
13,091	*	Monster Worldwide, Inc	227,783
685	*	MPS Group, Inc	9,412
12,062	*	Network Equipment Technologies, Inc	48,851
22,052		NIC, Inc	201,555
47,902	*	Novell, Inc	198,793
57,926		Omnicom Group, Inc	2,267,803
2,100	*	PDF Solutions, Inc	8,085
2,681		Pegasystems, Inc	91,154
1,100		QAD, Inc	6,721
17,622	*	Radisys Corp	168,290
8,052	*	RealNetworks, Inc	29,873
15,379	*	Red Hat, Inc	475,211
17,071		Robert Half International, Inc	456,308
8,479	*	S1 Corp	55,283
7,089	*	Salesforce.com, Inc	522,956
16,509	*	Sapient Corp	136,529
8,703	*	Smith Micro Software, Inc	79,545
3,590	*	SonicWALL, Inc	27,320
81,240	*	Sun Microsystems, Inc	761,219
3,032	*	Sybase, Inc	131,589
89,922	*	Symantec Corp	1,608,705
3,047	*	Synchronoss Technologies, Inc	48,173
25,055	*	TIBCO Software, Inc	241,280
10,213	*	TNS, Inc	262,372
35,044		Total System Services, Inc	605,210
2,880	*	TradeStation Group, Inc	22,723
3,040	*	Ultimate Software Group, Inc	89,285
5,036		United Online, Inc	36,209
5,055	*	Vasco Data Security International	31,695
457		Viad Corp	9,428
91,900	*	Yahoo!, Inc	1,542,082

		TOTAL BUSINESS SERVICES	58,270,014

CHEMICALS AND ALLIED PRODUCTS - 12.10%
51,888		Abbott Laboratories	2,801,433
50,427		Air Products & Chemicals, Inc	4,087,613
1,000		Alberto-Culver Co	29,290
3,462	*	Alexion Pharmaceuticals, Inc	169,015
12,000	*	Alexza Pharmaceuticals, Inc	28,800
2,038	*	Alkermes, Inc	19,178
122,856	*	Amgen, Inc	6,949,963
1,650	*	Amicus Therapeutics, Inc	6,551
1,775	*	Arena Pharmaceuticals, Inc	6,301

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

828	*	Array Biopharma, Inc	$2,327
2,400	*	Auxilium Pharmaceuticals, Inc	71,952
27,832		Avery Dennison Corp	1,015,590
32,833		Avon Products, Inc	1,034,240
675		Balchem Corp	22,619
13,053	*	Biodel, Inc	56,650
40,134	*	Biogen Idec, Inc	2,147,169
8,101	*	BioMarin Pharmaceuticals, Inc	152,380
8,002	*	BioMimetic Therapeutics, Inc	95,464
259,364		Bristol-Myers Squibb Co	6,548,940
4,139	*	Calgon Carbon Corp	57,532
2,940	*	Cambrex Corp	16,405
2,700	*	Caraco Pharmaceutical Laboratories Ltd	16,308
1,130		Church & Dwight Co, Inc	68,309
7,067		Clorox Co	431,087
70,847		Colgate-Palmolive Co	5,820,081
3,345	*	Cypress Bioscience, Inc	19,267
13,313	*	Dendreon Corp	349,866
50,126	*	Durect Corp	123,811
50,802		Ecolab, Inc	2,264,753
533		Estee Lauder Cos (Class A)	25,776
32,764	*	Genzyme Corp	1,605,764
3,741	*	Geron Corp	20,763
118,023	*	Gilead Sciences, Inc	5,108,035
13,714		H.B. Fuller Co	311,994
12,009	*	Human Genome Sciences, Inc	367,475
6,897	*	Idexx Laboratories, Inc	368,576
2,774		Innophos Holdings, Inc	63,774
6,627	*	Inverness Medical Innovations, Inc	275,087
4,662	*	Invitrogen Corp	243,496
73,636	*	Javelin Pharmaceuticals, Inc	95,727
227,746		Johnson & Johnson	14,669,119
8,526		Lubrizol Corp	621,972
980	*	MAP Pharmaceuticals, Inc	9,339
293,571		Merck & Co, Inc	10,727,083
3,919		Minerals Technologies, Inc	213,468
4,050	*	Molecular Insight Pharmaceuticals, Inc	9,113
8,240		Nalco Holding Co	210,202
5,898	*	Neurocrine Biosciences, Inc	16,043
6,130	*	Omnova Solutions, Inc	37,577
419	*	OraSure Technologies, Inc	2,129
10,130	*	Orexigen Therapeutics, Inc	75,367
3,207		PDL BioPharma, Inc	22,000
4,530	*	Penwest Pharmaceuticals Co	11,733
12,492		Perrigo Co	497,681
3,248	*	Pharmasset, Inc	67,234
4,057	*	PharMerica Corp	64,425
9,525	*	Pozen, Inc	57,055
59,988		Praxair, Inc	4,817,636
236,939		Procter & Gamble Co	14,365,611
3,084	*	Progenics Pharmaceuticals, Inc	13,693
10,125		RPM International, Inc	205,841

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,871	*	Salix Pharmaceuticals Ltd	$276,123
6,484		Sensient Technologies Corp	170,529
11,390	*	SIGA Technologies, Inc	66,062
31,000		Sigma-Aldrich Corp	1,566,430
1,886	*	SuperGen, Inc	4,941
8,040	*	Synta Pharmaceuticals Corp	40,682
1,710	*	United Therapeutics Corp	90,032
3,191	*	USANA Health Sciences, Inc	101,793
7,555		Valspar Corp	205,043
4,030	*	Vertex Pharmaceuticals, Inc	172,686

		TOTAL CHEMICALS AND ALLIED PRODUCTS	92,308,003

COMMUNICATIONS - 4.34%
20,866		Alaska Communications Systems Group, Inc	166,511
381	*	Anixter International, Inc	17,945
41,492		CenturyTel, Inc	1,502,425
177,355	*	DIRECTV	5,914,789
5,670	*	Entercom Communications Corp (Class A)	40,087
60,104	*	Entravision Communications Corp (Class A)	204,354
1,558	*	Equinix, Inc	165,382
18,083	*	FiberTower Corp	75,587
3,400		Fisher Communications, Inc	55,250
158,445		Frontier Communications Corp	1,237,455
58,936		Gray Television, Inc	88,993
31,291	*	ICO Global Communications Holdings Ltd (Class A)	33,794
17,895	*	Leap Wireless International, Inc	314,057
43,155	*	Liberty Global, Inc (Class A)	945,526
48,257	*	Liberty Media Corp - Capital (Series A)	1,152,377
9,411	*	Liberty Media Corp-Starz	434,318
76,115	*	Liberty Media Holding Corp (Interactive A)	825,087
43,996	*	Lin TV Corp (Class A)	196,222
13,472	*	Mediacom Communications Corp (Class A)	60,220
22,820	*	MetroPCS Communications, Inc	174,117
2,408	*	NeuStar, Inc (Class A)	55,480
16,370	*	NII Holdings, Inc (Class B)	549,705
3,739		NTELOS Holdings Corp	66,629
257,060		Qwest Communications International, Inc	1,082,223
389,903	*	Sprint Nextel Corp	1,427,045
13,691	*	SureWest Communications	136,362
2,435	*	Switch & Data Facilities Co, Inc	49,211
9,729	*	Syniverse Holdings, Inc	170,063
10,850	*	Terremark Worldwide, Inc	74,214
61,539		Time Warner Cable, Inc	2,547,099
14,925	*	TiVo, Inc	151,937
270,460		Verizon Communications, Inc	8,960,339
103,342	*	Viacom, Inc (Class B)	3,072,358
111,447		Windstream Corp	1,224,803

		TOTAL COMMUNICATIONS	33,171,964

DEPOSITORY INSTITUTIONS - 4.75%
1,100		Associated Banc-Corp	12,111
2,836		Bank of Hawaii Corp	133,462

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

138,148		Bank of New York Mellon Corp	$3,864,000
30,970		BankAtlantic Bancorp Inc (Class A)	40,261
84,328		BB&T Corp	2,139,401
5,245		City National Corp	239,172
20,643		Comerica, Inc	610,414
114,670		Fifth Third Bancorp	1,118,033
25,746	*	First Horizon National Corp	344,993
1,300		First Midwest Bancorp, Inc	14,157
36,115	*	Flagstar Bancorp, Inc	21,669
2,850		Fulton Financial Corp	24,852
32,086		Hudson City Bancorp, Inc	440,541
55,830		Keycorp	309,857
18,422		M&T Bank Corp	1,232,248
31,618		Marshall & Ilsley Corp	172,318
20,613		New York Community Bancorp, Inc	299,095
3,790		NewAlliance Bancshares, Inc	45,518
26,441		Northern Trust Corp	1,385,508
3,640		Old National Bancorp	45,245
3,430		People’s United Financial, Inc	57,281
57,063		PNC Financial Services Group, Inc	3,012,356
10,833		Popular, Inc	24,483
8,893		Provident Financial Services, Inc	94,710
100,894		Regions Financial Corp	533,729
1,650		South Financial Group, Inc	1,064
60,660		State Street Corp	2,641,136
55,113		SunTrust Banks, Inc	1,118,243
4,100	*	SVB Financial Group	170,929
16,641		Synovus Financial Corp	34,114
213,335		US Bancorp	4,802,170
840		Washington Federal, Inc	16,246
650		Webster Financial Corp	7,716
415,600		Wells Fargo & Co	11,217,043
2,527		Zions Bancorporation	32,421

		TOTAL DEPOSITORY INSTITUTIONS	36,256,496

EATING AND DRINKING PLACES - 1.40%
9,927	*	AFC Enterprises	81,004
1,289		Bob Evans Farms, Inc	37,317
19,167		Darden Restaurants, Inc	672,187
117,697		McDonald’s Corp	7,349,001
700	*	O’Charleys, Inc	4,585
200	*	Ruby Tuesday, Inc	1,440
4,670	*	Sonic Corp	47,027
89,751	*	Starbucks Corp	2,069,658
11,590		Yum! Brands, Inc	405,302

		TOTAL EATING AND DRINKING PLACES	10,667,521

EDUCATIONAL SERVICES - 0.01%
816	*	ITT Educational Services, Inc	78,303

		TOTAL EDUCATIONAL SERVICES	78,303

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 6.39%
90,168	*	AES Corp	$1,200,136
29,380		AGL Resources, Inc	1,071,489
26,137		Alliant Energy Corp	790,906
22,232		Aqua America, Inc	389,282
28,719		Atmos Energy Corp	844,339
59,244		Avista Corp	1,279,078
22,750	*	Calpine Corp	250,250
29,330		Centerpoint Energy, Inc	425,578
5,970		Central Vermont Public Service Corp	124,176
4,056		CH Energy Group, Inc	172,461
46,200	*	Clean Energy Fuels Corp	711,942
68,073		Cleco Corp	1,860,435
70,819		Consolidated Edison, Inc	3,217,306
67,633		Crosstex Energy, Inc	409,180
30,856		Edison International	1,073,172
109,854		El Paso Corp	1,079,865
8,701		Energen Corp	407,207
59,246		FPL Group, Inc	3,129,374
67,848		Hawaiian Electric Industries, Inc	1,418,023
58,358		Idacorp, Inc	1,864,538
1,741		ITC Holdings Corp	90,689
5,573		Laclede Group, Inc	188,200
12,084		MGE Energy, Inc	431,882
48,171		National Fuel Gas Co	2,408,550
4,389		New Jersey Resources Corp	164,149
17,901		Nicor, Inc	753,632
113,405		NiSource, Inc	1,744,169
28,882		Northeast Utilities	744,867
4,127		Northwest Natural Gas Co	185,880
27,598	*	NRG Energy, Inc	651,589
24,919		NSTAR	917,019
77,724		NV Energy, Inc	962,223
92,806		OGE Energy Corp	3,423,612
129,104		Pepco Holdings, Inc	2,175,402
20,823		PG&E Corp	929,747
28,761		Piedmont Natural Gas Co, Inc	769,357
50,267		PPL Corp	1,624,127
45,090		Public Service Enterprise Group, Inc	1,499,243
48,467		Questar Corp	2,014,773
21,989		Resource America, Inc (Class A)	88,836
27,120		Sempra Energy	1,518,178
4,988		SJW Corp	112,579
13,267		South Jersey Industries, Inc	506,534
4,683		Southwest Gas Corp	133,606
10,634		UGI Corp	257,236
4,960		UIL Holdings Corp	139,277
14,518		WGL Holdings, Inc	486,934
102,242		Williams Cos, Inc	2,155,261

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	48,796,288

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.58%
35,067	*	Adaptec, Inc	117,474

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,380	*	Advanced Energy Industries, Inc	$111,290
46,700	*	Advanced Micro Devices, Inc	452,056
410	*	American Superconductor Corp	16,769
44,048		Ametek, Inc	1,684,395
2,880	*	Anadigics, Inc	12,154
7,647	*	Avnet, Inc	230,634
3,942		Baldor Electric Co	110,731
3,544	*	Benchmark Electronics, Inc	67,017
522,125	*	Cisco Systems, Inc	12,499,672
5,533	*	Conexant Systems, Inc	12,837
8,703	*	Cree, Inc	490,588
1,600		CTS Corp	15,392
3,700	*	Dolby Laboratories, Inc (Class A)	176,601
1,190	*	DTS, Inc	40,710
11,507		Eaton Corp	732,075
1,559	*	Energy Conversion Devices, Inc	16,479
3,735	*	Evergreen Solar, Inc	5,640
13,951	*	Finisar Corp	124,443
7,674	*	First Solar, Inc	1,039,059
3,111	*	FuelCell Energy, Inc	11,697
9,460	*	GrafTech International Ltd	147,103
1,329	*	Greatbatch, Inc	25,557
2,255		Harman International Industries, Inc	79,556
13,812	*	Harmonic, Inc	87,430
8,524	*	Hutchinson Technology, Inc	87,456
523,683		Intel Corp	10,683,132
3,975	*	InterDigital, Inc	105,497
2,007		Lincoln Electric Holdings, Inc	107,294
12,190	*	Loral Space & Communications, Inc	385,326
556		LSI Industries, Inc	4,381
57,650	*	LSI Logic Corp	346,477
57,973	*	Micron Technology, Inc	612,195
266,342		Motorola, Inc	2,066,813
28,437	*	NetApp, Inc	977,947
38,312	*	ON Semiconductor Corp	337,529
12,666	*	Oplink Communications, Inc	207,596
3,910	*	Photronics, Inc	17,400
7,198		Plantronics, Inc	187,004
183	*	PLX Technology, Inc	591
9,781	*	Polycom, Inc	244,232
2,828	*	Power-One, Inc	12,302
29,726	*	Powerwave Technologies, Inc	37,455
12,155	*	QLogic Corp	229,365
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	15,476
11,334	*	RF Micro Devices, Inc	54,063
11,454	*	Silicon Storage Technology, Inc	29,322
338,196	*	Sirius XM Radio, Inc	202,918
11,377	*	Skyworks Solutions, Inc	161,440
3,292	*	Sunpower Corp (Class A)	77,955
777		Sycamore Networks, Inc	16,247
23,453	*	Symmetricom, Inc	121,956
2,770	*	Synaptics, Inc	84,901

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,020	*	Tekelec	$107,266
7,051		Teleflex, Inc	379,978
35,417	*	Tellabs, Inc	201,169
195,628		Texas Instruments, Inc	5,098,065
9,427	*	Thomas & Betts Corp	337,392
23,218	*	Triquint Semiconductor, Inc	139,308
2,358	*	TTM Technologies, Inc	27,188
13,011	*	Valence Technology, Inc	11,840
1,000		Vicor Corp	9,300
1,445		Whirlpool Corp	116,554
18,448		Xilinx, Inc	462,307
10,944	*	Zix Corp	18,714
1,396	*	Zoltek Cos, Inc	13,262

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,643,972

ENGINEERING AND MANAGEMENT SERVICES - 0.86%
94,210		Accenture plc	3,909,714
3,523	*	Amylin Pharmaceuticals, Inc	49,991
5,260	*	Ariad Pharmaceuticals, Inc	11,993
4,094	*	Celera Corp	28,290
805		Corporate Executive Board Co	18,370
353	*	Gen-Probe, Inc	15,144
7,453	*	Hewitt Associates, Inc (Class A)	314,964
14,939	*	Incyte Corp	136,094
8,839	*	Isis Pharmaceuticals, Inc	98,113
400	*	Maxygen, Inc	2,436
2,746	*	Navigant Consulting, Inc	40,806
43,062		Paychex, Inc	1,319,419
3,875	*	Regeneron Pharmaceuticals, Inc	93,698
235,382	*	Rentech, Inc	289,520
3,623	*	Savient Pharmaceuticals, Inc	49,309
19	*	Symyx Technologies, Inc	105
7,360	*	Tetra Tech, Inc	199,971

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,577,937

FABRICATED METAL PRODUCTS - 0.94%
4,071		Aptargroup, Inc	145,498
18,882		Commercial Metals Co	295,503
837	*	Commercial Vehicle Group, Inc	5,014
7,107		Dynamic Materials Corp	142,495
2,918		Gulf Island Fabrication, Inc	61,366
105,757		Illinois Tool Works, Inc	5,075,278
1,400		Insteel Industries, Inc	18,200
42,882	*	NCI Building Systems, Inc	77,616
6,115		Pentair, Inc	197,515
4,517		Quanex Building Products Corp	76,653
3,025		Snap-On, Inc	127,837
16,681		Stanley Works	859,238
1,496		Valmont Industries, Inc	117,361

		TOTAL FABRICATED METAL PRODUCTS	7,199,574

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 3.70%
46,324		Campbell Soup Co	$1,565,751
63,794		General Mills, Inc	4,517,253
45,435		H.J. Heinz Co	1,942,801
1,337	*	Hansen Natural Corp	51,341
25,279		Hershey Co	904,735
2,354		J.M. Smucker Co	145,360
68,542		Kellogg Co	3,646,434
186,787		Kraft Foods, Inc (Class A)	5,076,871
1,730		Lancaster Colony Corp	85,981
2,752		McCormick & Co, Inc	99,430
152,849		PepsiCo, Inc	9,293,219
221	*	Ralcorp Holdings, Inc	13,196
69,596		Sara Lee Corp	847,679
2,009		Tootsie Roll Industries, Inc	55,006

		TOTAL FOOD AND KINDRED PRODUCTS	28,245,057

FOOD STORES - 0.24%
315	*	Great Atlantic & Pacific Tea Co, Inc	3,714
30,911		Kroger Co	634,603
48,931		Safeway, Inc	1,041,741
6,940	*	Whole Foods Market, Inc	190,503

		TOTAL FOOD STORES	1,870,561

FORESTRY - 0.15%
27,006		Weyerhaeuser Co	1,165,039

		TOTAL FORESTRY	1,165,039

FURNITURE AND FIXTURES - 0.23%
1,540		Herman Miller, Inc	24,609
11,749		Hill-Rom Holdings, Inc	281,859
3,520		HNI Corp	97,258
4,756	*	Kinetic Concepts, Inc	179,063
18,373		Leggett & Platt, Inc	374,809
57,989		Masco Corp	800,828
1,069	*	Tempur-Pedic International, Inc	25,260

		TOTAL FURNITURE AND FIXTURES	1,783,686

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
25,138	*	Bed Bath & Beyond, Inc	971,081
25,147		Best Buy Co, Inc	992,300
3,890	*	GameStop Corp (Class A)	85,347
1,000	*	Pier 1 Imports, Inc	5,090
5,067		RadioShack Corp	98,807
1,505		Williams-Sonoma, Inc	31,274

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,183,899

GENERAL BUILDING CONTRACTORS - 0.05%
100	*	Amrep Corp	1,370
121	*	Avatar Holdings, Inc	2,058
7,815		Lennar Corp (Class A)	99,798

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,853	*	M/I Homes, Inc	$50,423
7,517	*	Pulte Homes, Inc	75,170
48,558	*	Standard-Pacific Corp	181,606

		TOTAL GENERAL BUILDING CONTRACTORS	410,425

GENERAL MERCHANDISE STORES - 1.65%
76,900		Costco Wholesale Corp	4,550,173
24,110		JC Penney Co, Inc	641,567
16,000		Macy’s, Inc	268,160
457	*	Retail Ventures, Inc	4,063
107,642		Target Corp	5,206,643
52,465		TJX Companies, Inc	1,917,596

		TOTAL GENERAL MERCHANDISE STORES	12,588,202

HEALTH SERVICES - 0.57%
1,661	*	Amsurg Corp	36,575
1,680	*	Corvel Corp	56,347
5,738	*	Edwards Lifesciences Corp	498,345
15,297	*	Five Star Quality Care, Inc	53,081
3,186	*	Healthways, Inc	58,431
18,348	*	Laboratory Corp of America Holdings	1,373,164
7,760	*	LCA-Vision, Inc	39,731
7,985	*	LifePoint Hospitals, Inc	259,592
41,909	*	Nektar Therapeutics	390,592
6,226	*	Nighthawk Radiology Holdings, Inc	28,204
25,379		Quest Diagnostics, Inc	1,532,385

		TOTAL HEALTH SERVICES	4,326,447

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
2,642	*	Comverge, Inc	29,696
6,798	*	LB Foster Co (Class A)	202,648
2,100	*	Matrix Service Co	22,365

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	254,709

HOLDING AND OTHER INVESTMENT OFFICES - 1.60%
44,450		Annaly Mortgage Management, Inc	771,208
17,100		Anworth Mortgage Asset Corp	119,700
53,654	*	Ashford Hospitality Trust, Inc	248,955
8,937		Boston Properties, Inc	599,405
9,218		Capstead Mortgage Corp	125,826
3,730		CBL & Associates Properties, Inc	36,069
3,150		Cedar Shopping Centers, Inc	21,420
2,455		Cherokee, Inc	43,748
22,863		Duke Realty Corp	278,243
50,811		Equity Residential	1,716,395
153	*	FelCor Lodging Trust, Inc	551
10,020		First Industrial Realty Trust, Inc	52,405
17,351		HCP, Inc	529,900
5,275		Health Care REIT, Inc	233,788
66,800		Hersha Hospitality Trust	209,752
863		Highwoods Properties, Inc	28,781
64,209		Host Marriott Corp	749,319

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,102		HRPT Properties Trust	$91,240
23,687	*	iStar Financial, Inc	60,639
27,046		Kimco Realty Corp	365,932
2,659		Lexington Corporate Properties Trust	16,167
7,923		Liberty Property Trust	253,615
720		LTC Properties, Inc	19,260
648		Macerich Co	23,296
4,785		MFA Mortgage Investments, Inc	35,170
2,620		Mid-America Apartment Communities, Inc	126,494
33,594		NorthStar Realty Finance Corp	115,227
1,000		Post Properties, Inc	19,600
27,099		Prologis	370,985
32,162		Public Storage, Inc	2,619,594
23,510		RAIT Investment Trust	30,798
2,250		Regency Centers Corp	78,885
3,440		Resource Capital Corp	16,925
3,242		UDR, Inc	53,298
42,468		Virgin Media, Inc	714,736
14,318		Vornado Realty Trust	1,001,400
7,013		WABCO Holdings, Inc	180,865
15,111		Weingarten Realty Investors	299,047

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,258,638

HOTELS AND OTHER LODGING PLACES - 0.29%
17,527		Choice Hotels International, Inc	554,905
10,915	*	Gaylord Entertainment Co	215,571
18,705	*	Great Wolf Resorts, Inc	44,331
14,627	*	Lodgian, Inc	21,794
7,730		Marcus Corp	99,099
34,947		Marriott International, Inc (Class A)	952,306
9,841		Starwood Hotels & Resorts Worldwide, Inc	359,885

		TOTAL HOTELS AND OTHER LODGING PLACES	2,247,891

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.38%
90,167		3M Co	7,454,105
6,920	*	AGCO Corp	223,793
109,504	*	Allis-Chalmers Energy, Inc	412,830
1,565		Ampco-Pittsburgh Corp	49,344
172,632		Applied Materials, Inc	2,406,490
2,055	*	Astec Industries, Inc	55,362
8,648	*	Axcelis Technologies, Inc	12,194
9,845		Black & Decker Corp	638,251
3,285		Briggs & Stratton Corp	61,462
757		Cascade Corp	20,810
61,805		Caterpillar, Inc	3,522,267
1,693	*	Columbus McKinnon Corp	23,126
22,605	*	Cray, Inc	145,124
29,468		Cummins, Inc	1,351,402
65,996		Deere & Co	3,569,724
217,431	*	Dell, Inc	3,122,309
1,640		Donaldson Co, Inc	69,766
2,211	*	Dril-Quip, Inc	124,877
129,714		Emerson Electric Co	5,525,817

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,176	*	ENGlobal Corp	$16,201
3,442	*	Entegris, Inc	18,174
10,690	*	Flotek Industries, Inc	14,325
13,794	*	FMC Technologies, Inc	797,845
400		Gardner Denver, Inc	17,020
11,755		Graco, Inc	335,840
226,730		Hewlett-Packard Co	11,678,863
15,553	*	Immersion Corp	71,077
1,629	*	Intermec, Inc	20,949
111,749		International Business Machines Corp	14,627,945
3,282	*	Intevac, Inc	37,645
3,007		John Bean Technologies Corp	51,149
95,577		Johnson Controls, Inc	2,603,517
10,047	*	Lam Research Corp	393,943
7,744	*	Lexmark International, Inc (Class A)	201,189
1,117		Lufkin Industries, Inc	81,764
9,926		Manitowoc Co, Inc	98,962
6,975		Modine Manufacturing Co	82,584
11,634		Nordson Corp	711,768
2,572	*	Oil States International, Inc	101,054
7,866		Pall Corp	284,749
134,656	*	Quantum Corp	394,542
1,686	*	Safeguard Scientifics, Inc	17,383
305		Sauer-Danfoss, Inc	3,663
67,563		Seagate Technology, Inc	1,228,971
4,222	*	Sigma Designs, Inc	45,175
9,316	*	STEC, Inc	152,223
2,438	*	Tecumseh Products Co (Class A)	28,500
18,665		Tennant Co	488,836
2,380	*	Ultratech, Inc	35,367
11,815	*	Varian Medical Systems, Inc	553,533

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	63,983,809

INSTRUMENTS AND RELATED PRODUCTS - 4.61%
1,715	*	Affymetrix, Inc	10,016
38,711	*	Agilent Technologies, Inc	1,202,751
34,652		Allergan, Inc	2,183,423
377		Analogic Corp	14,518
91,139		Baxter International, Inc	5,348,036
10,942		Beckman Coulter, Inc	716,044
47,863		Becton Dickinson & Co	3,774,476
3,850	*	Bruker BioSciences Corp	46,431
7,400	*	Cardiac Science Corp	16,502
9,136	*	Cepheid, Inc	114,017
56,318		Danaher Corp	4,235,113
19,211		Dentsply International, Inc	675,651
10,358	*	Flir Systems, Inc	338,914
13,551		Garmin Ltd	416,016
12,138		Hillenbrand, Inc	228,680
16,290	*	Hologic, Inc	236,205
2,682	*	Illumina, Inc	82,203
2,798	*	Intuitive Surgical, Inc	848,689

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

670		Invacare Corp	$16,710
11,291	*	ION Geophysical Corp	66,843
350	*	Itron, Inc	23,650
3,346	*	Ixia	24,894
82	*	L-1 Identity Solutions, Inc	614
4,280	*	LTX-Credence Corp	7,618
147,565		Medtronic, Inc	6,489,908
5,828	*	Millipore Corp	421,656
4,410		Movado Group, Inc	42,865
606	*	OYO Geospace Corp	25,991
381	*	Resmed, Inc	19,915
7,790		Rockwell Automation, Inc	365,974
610	*	Rofin-Sinar Technologies, Inc	14,402
4,723		Roper Industries, Inc	247,344
39,565	*	St. Jude Medical, Inc	1,455,201
7,640		STERIS Corp	213,691
1,367		Techne Corp	93,722
34,895	*	Thermo Electron Corp	1,664,143
7,118	*	Trimble Navigation Ltd	179,374
11,676	*	Vivus, Inc	107,302
8,187	*	Waters Corp	507,267
110,932		Xerox Corp	938,485
29,985	*	Zimmer Holdings, Inc	1,772,413
800	*	Zygo Corp	5,384

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,193,051

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
44,108		AON Corp	1,691,100
25,878	*	Crawford & Co (Class B)	101,959
51,511		Hartford Financial Services Group, Inc	1,198,146
11,873	*	National Financial Partners Corp	96,053

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,087,258

INSURANCE CARRIERS - 4.33%
60,638		Aetna, Inc	1,922,225
90,814		Aflac, Inc	4,200,148
132	*	Alleghany Corp	36,432
1,240		American Physicians Capital, Inc	37,597
2,918	*	Arch Capital Group Ltd	208,783
23,114		Aspen Insurance Holdings Ltd	588,251
17,494		Assurant, Inc	515,723
3,844	*	Catalyst Health Solutions, Inc	140,191
6,345	*	Centene Corp	134,324
82,703		Chubb Corp	4,067,334
66,420		Cincinnati Financial Corp	1,742,861
7,730		Endurance Specialty Holdings Ltd	287,788
5,095		Erie Indemnity Co (Class A)	198,807
60,661	*	Genworth Financial, Inc (Class A)	688,502
3,915		Hanover Insurance Group, Inc	173,943
18,517	*	Humana, Inc	812,711
51,599		Lincoln National Corp	1,283,783
802	*	Markel Corp	272,680

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,448	*	Molina Healthcare, Inc	$101,726
19,700		Montpelier Re Holdings Ltd	341,204
28,452		Phoenix Cos, Inc	79,097
9,265		Platinum Underwriters Holdings Ltd	354,757
3,089		PMI Group, Inc	7,784
49,235		Principal Financial Group	1,183,609
124,511	*	Progressive Corp	2,239,953
7,015		Protective Life Corp	116,098
7,470		Radian Group, Inc	54,606
941		Stancorp Financial Group, Inc	37,659
95,609		Travelers Cos, Inc	4,767,065
35,872		UnumProvident Corp	700,221
19,277		W.R. Berkley Corp	474,985
85,739	*	WellPoint, Inc	4,997,725
18,219		XL Capital Ltd (Class A)	333,954

		TOTAL INSURANCE CARRIERS	33,102,526

LEATHER AND LEATHER PRODUCTS - 0.15%
28,832		Coach, Inc	1,053,233
2,309		Weyco Group, Inc	54,585

		TOTAL LEATHER AND LEATHER PRODUCTS	1,107,818

LEGAL SERVICES - 0.02%
2,433	*	FTI Consulting, Inc	114,740

		TOTAL LEGAL SERVICES	114,740

LUMBER AND WOOD PRODUCTS - 0.00%**
300		Skyline Corp	5,520

		TOTAL LUMBER AND WOOD PRODUCTS	5,520

METAL MINING - 0.16%
2,358	*	Rosetta Resources, Inc	46,995
24,050		Royal Gold, Inc	1,132,755
6,100	*	Stillwater Mining Co	57,828

		TOTAL METAL MINING	1,237,578

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%
8,717		Armstrong World Industries, Inc	339,353
3,340		Callaway Golf Co	25,184
1,145		Daktronics, Inc	10,545
86,400		Mattel, Inc	1,726,272
390	*	Nautilus, Inc	792

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,102,146

MISCELLANEOUS RETAIL - 2.22%
32,753	*	Amazon.com, Inc	4,405,933
658	*	Coldwater Creek, Inc	2,935
148,146		CVS Corp	4,771,782
1,162	*	Dollar Tree, Inc	56,125
6,674	*	GSI Commerce, Inc	169,453
21,583	*	Hibbett Sports, Inc	474,610

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,652	*	HSN, Inc	$114,114
315		Nutri/System, Inc	9,819
12,229	*	Office Depot, Inc	78,877
930	*	Overstock.com, Inc	12,611
5,813		Petsmart, Inc	155,149
1,574	*	Priceline.com, Inc	343,919
71,871		Staples, Inc	1,767,308
6,747		Tiffany & Co	290,121
117,997		Walgreen Co	4,332,850

		TOTAL MISCELLANEOUS RETAIL	16,985,606

MOTION PICTURES - 0.28%
1,457	*	Avid Technology, Inc	18,591
13,567	*	Discovery Communications, Inc (Class A)	416,100
10,408	*	Discovery Communications, Inc (Class C)	276,020
8,379	*	DreamWorks Animation SKG, Inc (Class A)	334,741
3,481		Regal Entertainment Group (Class A)	50,266
21,196		Scripps Networks Interactive (Class A)	879,634
7,584	*	tw telecom inc (Class A)	129,990

		TOTAL MOTION PICTURES	2,105,342

NONDEPOSITORY INSTITUTIONS - 1.34%
151,398		American Express Co	6,134,646
20,349	*	AmeriCredit Corp	387,445
56,480		Capital One Financial Corp	2,165,443
28,896		CapitalSource, Inc	114,717
56,881		Discover Financial Services	836,720
14,580		Federal Agricultural Mortgage Corp (Class C)	102,206
35,105		Medallion Financial Corp	286,808
26,217	*	NewStar Financial, Inc	102,771
1,600	*	PHH Corp	25,776
2,313	*	World Acceptance Corp	82,875

		TOTAL NONDEPOSITORY INSTITUTIONS	10,239,407

NONMETALLIC MINERALS, EXCEPT FUELS - 0.23%
22,193		AMCOL International Corp	630,725
920		Compass Minerals International, Inc	61,815
7,870	*	General Moly, Inc	16,370
19,573		Vulcan Materials Co	1,030,909

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,739,819

OIL AND GAS EXTRACTION - 6.85%
58,507		Apache Corp	6,036,166
8,591		Atlas America, Inc	259,190
6,616	*	ATP Oil & Gas Corp	120,940
580	*	Atwood Oceanics, Inc	20,793
8,754		Berry Petroleum Co (Class A)	255,179
23,650	*	Boots & Coots, Inc	39,023
3,340	*	Bronco Drilling Co, Inc	16,934
18,325		Cabot Oil & Gas Corp	798,787
35,667	*	Callon Petroleum Co	53,501
18,825	*	Cameron International Corp	786,885

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

837	*	Carrizo Oil & Gas, Inc	$22,172
95,876		Chesapeake Energy Corp	2,481,271
14,691		Cimarex Energy Co	778,182
8,189	*	Complete Production Services, Inc	106,457
7,644	*	Contango Oil & Gas Co	359,344
300	*	Continental Resources, Inc	12,867
1,310	*	Dawson Geophysical Co	30,274
70,999	*	Denbury Resources, Inc	1,050,785
76,197		Devon Energy Corp	5,600,480
26,580		Diamond Offshore Drilling, Inc	2,616,004
8,230	*	Encore Acquisition Co	395,205
42,698		EOG Resources, Inc	4,154,515
55,564		Equitable Resources, Inc	2,440,371
4,570		EXCO Resources, Inc	97,021
1,383	*	Exterran Holdings, Inc	29,665
8,890	*	Geokinetics, Inc	85,522
8,200	*	Geomet, Inc	11,972
27,602	*	Global Industries Ltd	196,802
2,553	*	GMX Resources, Inc	35,078
8,531	*	Goodrich Petroleum Corp	207,730
23,633		Helmerich & Payne, Inc	942,484
3,600	*	Hercules Offshore, Inc	17,208
50,009	*	Meridian Resource Corp	13,002
24,273	*	Nabors Industries Ltd	531,336
81,311		National Oilwell Varco, Inc	3,585,002
17,980	*	Newfield Exploration Co	867,175
45,230		Noble Energy, Inc	3,221,281
2,860	*	Northern Oil And Gas, Inc	33,862
1,457	*	Oceaneering International, Inc	85,264
21,861	*	Parker Drilling Co	108,212
40,940	*	PetroHawk Energy Corp	982,151
5,699	*	Petroleum Development Corp	103,779
11,473	*	Petroquest Energy, Inc	70,329
15,320	*	Pioneer Drilling Co	121,028
25,923		Pioneer Natural Resources Co	1,248,711
29,768	*	Pride International, Inc	949,897
22,220	*	Quicksilver Resources, Inc	333,522
14,194		Range Resources Corp	707,571
4,932	*	Rex Energy Corp	59,184
2,430		RPC, Inc	25,272
22,107		Smith International, Inc	600,647
22,938	*	Southwestern Energy Co	1,105,612
13,646		St. Mary Land & Exploration Co	467,239
4,655	*	Stone Energy Corp	84,023
46,321	*	Sulphco, Inc	31,035
10,883	*	Swift Energy Co	260,757
16,220	*	Ultra Petroleum Corp	808,729
7,073	*	Unit Corp	300,603
12,073	*	Venoco, Inc	157,432
10,198		W&T Offshore, Inc	119,317
8,331	*	Whiting Petroleum Corp	595,250
101,090		XTO Energy, Inc	4,703,718

		TOTAL OIL AND GAS EXTRACTION	52,339,747

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.99%
15,019		Bemis Co	$445,313
8,531	*	Buckeye Technologies, Inc	83,263
1,841	*	Domtar Corporation	102,010
2,230		Glatfelter	27,095
28,360		International Paper Co	759,481
61,247		Kimberly-Clark Corp	3,902,046
41,921		MeadWestvaco Corp	1,200,198
3,207		Rock-Tenn Co (Class A)	161,665
20,204		Sonoco Products Co	590,967
11,530		Temple-Inland, Inc	243,398
1,674		Wausau Paper Corp	19,418

		TOTAL PAPER AND ALLIED PRODUCTS	7,534,854

PERSONAL SERVICES - 0.03%
6,560		Regis Corp	102,139
1,350		Unifirst Corp	64,949
1,105		Weight Watchers International, Inc	32,222

		TOTAL PERSONAL SERVICES	199,310

PETROLEUM AND COAL PRODUCTS - 1.09%
2,550		Ashland, Inc	101,031
68,980		Hess Corp	4,173,290
130,060		Marathon Oil Corp	4,060,473

		TOTAL PETROLEUM AND COAL PRODUCTS	8,334,794

PIPELINES, EXCEPT NATURAL GAS - 0.58%
217,133		Spectra Energy Corp	4,453,398

		TOTAL PIPELINES, EXCEPT NATURAL GAS	4,453,398

PRIMARY METAL INDUSTRIES - 1.08%
111,502		Alcoa, Inc	1,797,412
5,142		Allegheny Technologies, Inc	230,207
457		Encore Wire Corp	9,629
8,963		Gibraltar Industries, Inc	140,988
5,740	*	Horsehead Holding Corp	73,185
8,610		Hubbell, Inc (Class B)	407,253
52,400	*	Metalico, Inc	257,808
56,758		Nucor Corp	2,647,761
5,230		Olympic Steel, Inc	170,393
33,580		Steel Dynamics, Inc	595,038
12,740		Tredegar Corp	201,547
20,329		United States Steel Corp	1,120,534
43,966		Worthington Industries, Inc	574,636

		TOTAL PRIMARY METAL INDUSTRIES	8,226,391

PRINTING AND PUBLISHING - 0.48%
5,611	*	ACCO Brands Corp	40,848
11,146		Dun & Bradstreet Corp	940,388

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,473	*	EW Scripps Co (Class A)	$93,772
4,867		Harte-Hanks, Inc	52,466
1,940		John Wiley & Sons, Inc (Class A)	81,247
42,077		Journal Communications, Inc (Class A)	163,680
1,890	*	Lee Enterprises, Inc	6,558
4,910		Meredith Corp	151,474
33,775		New York Times Co (Class A)	417,459
12,660		R.R. Donnelley & Sons Co	281,938
13,835		Standard Register Co	70,559
3,087		Washington Post Co (Class B)	1,357,045

		TOTAL PRINTING AND PUBLISHING	3,657,434

RAILROAD TRANSPORTATION - 1.17%
15,960		Burlington Northern Santa Fe Corp	1,573,975
61,985		CSX Corp	3,005,653
533	*	Genesee & Wyoming, Inc (Class A)	17,397
10,587	*	Kansas City Southern Industries, Inc	352,441
75,915		Norfolk Southern Corp	3,979,465

		TOTAL RAILROAD TRANSPORTATION	8,928,931

REAL ESTATE - 0.04%
10,428	*	CB Richard Ellis Group, Inc (Class A)	141,507
1,693	*	Forest City Enterprises, Inc (Class A)	19,944
4,316	*	Forestar Real Estate Group, Inc	94,865
229		Jones Lang LaSalle, Inc	13,832
7,397		Stewart Enterprises, Inc (Class A)	38,095

		TOTAL REAL ESTATE	308,243

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
190	*	Deckers Outdoor Corp	19,327
9,908		Sealed Air Corp	216,588
1,937		Spartech Corp	19,874
3,250		Tupperware Corp	151,353

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	407,142

SECURITY AND COMMODITY BROKERS - 2.73%
17,531		Ameriprise Financial, Inc	680,553
13,210		BlackRock, Inc	3,067,363
14,886		Broadridge Financial Solutions, Inc	335,828
159,706		Charles Schwab Corp	3,005,667
7,911		CME Group, Inc	2,657,700
8,802		Duff & Phelps Corp	160,725
5,278		Eaton Vance Corp	160,504
8,590		Evercore Partners, Inc (Class A)	261,136
7,906		Federated Investors, Inc (Class B)	217,415
39,060		Franklin Resources, Inc	4,114,972
9,971	*	IntercontinentalExchange, Inc	1,119,743
57,773		Invesco Ltd	1,357,088
153	*	Investment Technology Group, Inc	3,014
14,501		Legg Mason, Inc	437,350
13,810	*	Nasdaq Stock Market, Inc	273,714
34,248		NYSE Euronext	866,474

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,110	*	Pzena Investment Management, Inc (Class A)	$9,035
16,279		SEI Investments Co	285,208
33,589		T Rowe Price Group, Inc	1,788,614
6,457		US Global Investors, Inc (Class A)	79,486

		TOTAL SECURITY AND COMMODITY BROKERS	20,881,589

SOCIAL SERVICES - 0.01%
9,200	*	Capital Senior Living Corp	46,184

		TOTAL SOCIAL SERVICES	46,184

SPECIAL TRADE CONTRACTORS - 0.05%
1,500		Chemed Corp	71,955
1,785	*	Layne Christensen Co	51,247
11,456	*	Quanta Services, Inc	238,743

		TOTAL SPECIAL TRADE CONTRACTORS	361,945

STONE, CLAY, AND GLASS PRODUCTS - 0.45%
241		Apogee Enterprises, Inc	3,374
980	*	Cabot Microelectronics Corp	32,301
3,846		CARBO Ceramics, Inc	262,182
144,354		Corning, Inc	2,787,476
11,056		Gentex Corp	197,350
6,160	*	Owens Corning, Inc	157,942

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,440,625

TEXTILE MILL PRODUCTS - 0.01%
4,154		Oxford Industries, Inc	85,905

		TOTAL TEXTILE MILL PRODUCTS	85,905

TRANSPORTATION BY AIR - 0.91%
74,916	*	Airtran Holdings, Inc	391,062
13,648	*	Continental Airlines, Inc (Class B)	244,572
44,910	*	Delta Air Lines, Inc	511,076
10,270	*	ExpressJet Holdings, Inc	49,501
47,756		FedEx Corp	3,985,237
74,966	*	JetBlue Airways Corp	408,565
800	*	PHI, Inc	16,560
6,690		Skywest, Inc	113,195
104,904		Southwest Airlines Co	1,199,053

		TOTAL TRANSPORTATION BY AIR	6,918,821

TRANSPORTATION EQUIPMENT - 1.37%
560		A.O. Smith Corp	24,298
19,815		American Axle & Manufacturing Holdings, Inc	158,916
12,937		ArvinMeritor, Inc	144,636
1,151	*	ATC Technology Corp	27,451
41,452	*	BE Aerospace, Inc	974,122
429		Federal Signal Corp	2,583
316,100	*	Ford Motor Co	3,161,000
1,482	*	Fuel Systems Solutions, Inc	61,118

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

44,428		Genuine Parts Co	$1,686,487
34,843		Harley-Davidson, Inc	878,044
18,144		Harsco Corp	584,781
35,416		Paccar, Inc	1,284,538
31,780	*	Spirit Aerosystems Holdings, Inc (Class A)	631,151
7,881		Superior Industries International, Inc	120,579
23,429	*	Tenneco, Inc	415,396
8,143		Westinghouse Air Brake Technologies Corp	332,560

		TOTAL TRANSPORTATION EQUIPMENT	10,487,660

TRANSPORTATION SERVICES - 0.07%
4,123		CH Robinson Worldwide, Inc	242,144
3,826		Expeditors International Washington, Inc	132,877
6,302	*	Interval Leisure Group, Inc	78,586
14,576	*	Orbitz Worldwide, Inc	106,988

		TOTAL TRANSPORTATION SERVICES	560,595

TRUCKING AND WAREHOUSING - 0.72%
95,998		United Parcel Service, Inc (Class B)	5,507,405

		TOTAL TRUCKING AND WAREHOUSING	5,507,405

WATER TRANSPORTATION - 0.07%
2,390		Alexander & Baldwin, Inc	81,810
10,069	*	Gulfmark Offshore, Inc	285,054
6,923	*	Hornbeck Offshore Services, Inc	161,167

		TOTAL WATER TRANSPORTATION	528,031

WHOLESALE TRADE-DURABLE GOODS - 0.57%
25,354		Agilysys, Inc	230,721
18,420		Barnes Group, Inc	311,298
9,320		BorgWarner, Inc	309,610
8,335		Castle (A.M.) & Co	114,106
8,120	*	Chindex International, Inc	114,736
1,841	*	MWI Veterinary Supply, Inc	69,406
890		Owens & Minor, Inc	38,208
14,567	*	Patterson Cos, Inc	407,585
22,354		Reliance Steel & Aluminum Co	966,140
533	*	Tech Data Corp	24,870
3,750	*	Tyler Technologies, Inc	74,663
16,828		W.W. Grainger, Inc	1,629,454
3,133	*	WESCO International, Inc	84,622

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,375,419

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
1,181		Airgas, Inc	56,216
6,350	*	Akorn, Inc	11,367
10,683		Allscripts Healthcare Solutions, Inc	216,117
413	*	Clearwater Paper Corp	22,703
1,522	*	Dean Foods Co	27,457
13,375	*	Endo Pharmaceuticals Holdings, Inc	274,321
3,014	*	Henry Schein, Inc	158,536

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

300	Men’s Wearhouse, Inc	$6,318
2,547	Nash Finch Co	94,468
2,716	Spartan Stores, Inc	38,812
128,214	Sysco Corp	3,582,298

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,488,613

	TOTAL COMMON STOCKS	755,983,514

	(Cost $758,433,708)

	TOTAL INVESTMENTS - 98.98%	755,983,514
	(Cost $758,433,708)
	OTHER ASSETS AND LIABILITIES, NET - 1.02%	7,827,413

	NET ASSETS - 100.00%	$763,810,927

The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.25%

APARTMENT REITS - 14.68%
256,000		American Campus Communities, Inc	$7,193,600
30,000		Associated Estates Realty Corp	338,100
280,000		AvalonBay Communities, Inc	22,990,800
35,000		BRE Properties, Inc. (Class A)	1,157,800
690,000		Equity Residential	23,308,200
29,000		Essex Property Trust, Inc	2,425,850
225,000		Post Properties, Inc.	4,410,000
660,000		UDR, Inc	10,850,400

		TOTAL APARTMENT REITS	72,674,750

DIVERSIFIED REITS - 10.81%
95,000		Colonial Properties Trust	1,114,350
300,000		Cousins Properties, Inc	2,289,000
193,100		Digital Realty Trust, Inc.	9,709,068
198,000		Entertainment Properties Trust	6,983,460
420,000		Mission West Properties, Inc	3,019,000
435,000		Vornado Realty Trust	30,423,900

		TOTAL DIVERSIFIED REITS	53,539,578

FORESTRY - 1.95%
200,000		Plum Creek Timber Co, Inc	7,552,000
50,000		Rayonier, Inc	2,108,000

		TOTAL FORESTRY	9,660,000

GENERAL BUILDING CONTRACTORS - 0.27%
43,545		MDC Holdings, Inc	1,351,637

		TOTAL GENERAL BUILDING CONTRACTORS	1,351,637

HEALTHCARE REITS - 11.98%
600,000		HCP, Inc	18,324,000
240,000		CHealth Care REIT, Inc	10,636,800
120,000		Healthcare Realty Trust, Inc	2,575,200
245,000		Nationwide Health Properties, Inc	8,619,100
130,000		Omega Healthcare Investors, Inc	2,528,500
240,000		Senior Housing Properties Trust	5,248,800
260,000		Ventas, Inct	11,372,400

		TOTAL HEALTHCARE REITS	59,304,800

HOLDING AND OTHER INVESTMENT OFFICES - 1.94%
30,000		iShares Cohen & Steers Realty Majors Index Fund	1,575,600
175,000		iShares Dow Jones US Real Estate Index Fund	8,036,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,611,600

HOTEL REITS - 6.87%
330,000		DiamondRock Hospitality Co	2,795,100
550,000	*	FelCor Lodging Trust, Inc	1,980,000
1,700,000		Host Marriott Corp	19,839,000
125,000		LaSalle Hotel Properties	2,653,750
760,000		Sunstone Hotel Investors, Inc	6,748,800

		TOTAL HOTEL REITS	34,016,650

INDUSTRIAL REITS - 4.38%
145,00		AMB Property Corp	3,704,750

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

210,000		DCT Industrial Trust, Inc	$1,054,200
121,000		EastGroup Properties, Inc	4,631,880
92,000		First Industrial Realty Trust, Inc	481,160
865,000		Prologis	11,841,850

		TOTAL INDUSTRIAL REITS	21,713,840

MANUFACTURED HOMES REITS - 0.76%
75,000		Equity Lifestyle Properties, Inc	3,785,250

		TOTAL MANUFACTURED HOMES REITS	3,785,250

MORTGAGE REITS - 0.06%
123,500	*	Gramercy Capital Corp	319,865

		TOTAL MORTGAGE REITS	319,865

OFFICE PROPERTY REITS - 12.53%
168,500		Alexandria Real Estate Equities, Inc	10,832,865
113,000		BioMed Realty Trust, Inc	1,783,140
415,000		Boston Properties, Inc	27,834,050
150,000		Corporate Office Properties Trust	5,494,500
50,000		Kilroy Realty Corp	1,533,500
290,000		SL Green Realty Corp	14,569,600

		TOTAL OFFICE PROPERTY REITS	62,047,655

REGIONAL MALL REITS - 15.62%
420,000		CBL & Associates Properties, Inc	4,061,400
1,150,000		Glimcher Realty Trust	3,105,000
410,000		Macerich Co	14,739,500
658,000		Simon Property Group, Inc	52,508,400
80,000		Taubman Centers, Inc	2,872,800

		TOTAL REGIONAL MALL REITS	77,287,100

SHOPPING CENTER REITS - 7.47%
79,000		Acadia Realty Trust	1,332,730
375,000		Developers Diversified Realty Corp	3,472,500
80,000		Federal Realty Investment Trust	5,417,600
1,125,000		Kimco Realty Corp	15,221,250
330,000		Regency Centers Corp	11,659,800

		TOTAL SHOPPING CENTER REITS	37,013,880

SINGLE TENANT REITS - 2.99%
4,200		Alexander's, Inc	1,278,564
155,000		National Retail Properties, Inc	3,289,100
395,000		Realty Income Corp	10,234,450

		TOTAL SINGLE TENANT REITS	14,802,114

STORAGE REITS - 5.39%
170,000		Extra Space Storage, Inc	1,963,500
242,000		Public Storage, Inc	19,710,900
55,000		Sovran Self Storage, Inc	1,965,150
420,000		U-Store-It Trust	3,074,400

		TOTAL STORAGE REITS	26,713,950

NONDEPOSITORY INSTITUTIONS -0.00%**
211,200	*,f,m	People's Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 1.55%
199,000	*	CB Richard Ellis Group, Inc (Class A)	2,700,430
49,500		Jones Lang LaSalle, Inc	2,989,800
672,000		Thomas Properties Group, Inc	1,989,120

		TOTAL REAL ESTATE	7,679,350

		TOTAL COMMON STOCKS	491,522,019

		(Cost $560,686,184)

		TOTAL INVESTMENTS - 99.25%	491,522,019
		(Cost $560,686,184)
		OTHER ASSETS & LIABILITIES, NET - 0.75%	3,695,264

		NET ASSETS - 100.00%	$495,217,283

*	Non-income producing
**	Percentage represents less than 0.01%

m	Indicates a security that has been deemed illiquid.
f	Restricted security

TIAA-CREF FUNDS - Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES		COMPANY	VALUE

TIAA-CREF FUNDS - 100.10%(a)
20,840,315		TIAA-CREF Bond Plus Fund	$203,818,279
5,667,356		TIAA-CREF Enhanced International Equity Index Fund	37,801,267
6,442,899		TIAA-CREF Enhanced Large-Cap Growth Index Fund	53,411,633
7,163,041		TIAA-CREF Enhanced Large-Cap Value Index Fund	52,003,678
3,680,303		TIAA-CREF Growth & Income Fund	29,884,064
4,564,919		TIAA-CREF International Equity Fund	38,025,778
3,909,133		TIAA-CREF Large-Cap Growth Fund	35,690,386
3,100,080		TIAA-CREF Large-Cap Value Fund	34,720,893
172,706		TIAA-CREF Mid-Cap Growth Fund	2,575,044
189,993		TIAA-CREF Mid-Cap Value Fund	2,713,101
1,566,495		TIAA-CREF Small-Cap Equity Fund	17,858,044

		TOTAL TIAA-CREF FUNDS	508,502,167

		(Cost $518,369,849)

		TOTAL INVESTMENTS - 100.10%	508,502,167
		(Cost $518,369,849)
		OTHER ASSETS & LIABILITIES, NET - (0.10)%	(493,624)

		NET ASSETS - 100.00%	$508,008,543

	(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 93.25%

CORPORATE BONDS - 29.43%

AGENCY SECURITIES - 5.19%
$ 9,829,354	AMAL Ltd	3.470%	08/21/21	Aaa	$9,279,699
5,000,000	Bank of America Corp	2.380	06/22/12	Aaa	5,094,715
11,000,000	Citigroup Funding, Inc	2.000	03/30/12	Aaa	11,089,419
11,000,000	Citigroup Funding, Inc	1.880	10/22/12	Aaa	10,958,442
12,000,000	Citigroup, Inc	2.130	04/30/12	Aaa	12,128,496
3,000,000	General Electric Capital Corp	2.130	12/21/12	Aaa	3,002,781
17,000,000	GMAC, Inc	1.750	10/30/12	Aaa	16,889,331
16,394,000	GMAC, Inc	2.200	12/19/12	Aaa	16,494,528
4,000,000	KeyBank NA	3.200	06/15/12	Aaa	4,151,940
3,000,000	New York Community Bank	3.000	12/16/11	Aaa	3,081,027
2,000,000	Regions Bank	3.250	12/09/11	Aaa	2,075,376
2,386,343	Rowan Cos, Inc	3.530	05/01/20	NR	2,395,196
5,000,000	Rowan Cos, Inc	3.160	07/15/21	NR	4,874,702
4,916,414	San Clemente Leasing LLC	3.590	08/27/21	NR	4,823,215
2,000,000	Sovereign Bank	2.750	01/17/12	Aaa	2,052,908
7,000,000	State Street Corp	2.150	04/30/12	Aaa	7,091,693
5,000,000	US Central Federal Credit Union	1.900	10/19/12	Aaa	4,996,090
4,000,000	Wells Fargo & Co	2.130	06/15/12	Aaa	4,046,512
5,000,000	Western Corporate Federal Credit Union	1.750	11/02/12	Aaa	4,977,550

	TOTAL AGENCY SECURITIES				129,503,620

AMUSEMENT AND RECREATION SERVICES - 0.09%
500,000	Speedway Motorsports, Inc	8.750	06/01/16	Ba1	527,500
178,357	Walt Disney Co	6.380	03/01/12	A2	194,821
1,500,000	Walt Disney Co	4.500	12/15/13	A2	1,593,369

	TOTAL AMUSEMENT AND RECREATION SERVICES				2,315,690

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
500,000	Home Depot, Inc	5.250	12/16/13	Baa1	535,279
925,000	Home Depot, Inc	5.880	12/16/36	Baa1	892,863
425,000	Lowe’s Cos, Inc	8.250	06/01/10	A1	438,643

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				1,866,785

BUSINESS SERVICES - 0.16%
670,000	Daimler Finance North America LLC	5.880	03/15/11	A3	700,535
1,350,000	Daimler Finance North America LLC	5.750	09/08/11	A3	1,418,057
178,357	Daimler Finance North America LLC	7.300	01/15/12	A3	193,899
675,000	Oracle Corp	4.950	04/15/13	A2	724,316
950,000	Oracle Corp	3.750	07/08/14	A2	980,222

	TOTAL BUSINESS SERVICES				4,017,029

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

CHEMICALS AND ALLIED PRODUCTS - 1.09%

$ 370,000	Abbott Laboratories	5.600%	05/15/11	A1	$392,434
1,000,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	1,037,369
250,000	Airgas, Inc	4.500	09/15/14	Baa3	253,788
600,000	Amgen, Inc	5.850	06/01/17	A3	655,651
345,000	Clorox Co	5.450	10/15/12	Baa2	370,931
1,000,000	Clorox Co	3.550	11/01/15	Baa2	988,641
180,000	Colgate-Palmolive Co	6.450	06/16/28	Aa3	198,664
500,000	Eastman Chemical Co	5.500	11/15/19	Baa2	498,439
740,000	Ecolab, Inc	6.880	02/01/11	A2	781,240
1,105,000	EI Du Pont de Nemours & Co	4.130	03/06/13	A2	1,151,814
1,000,000	EI Du Pont de Nemours & Co	3.250	01/15/15	A2	990,631
2,400,000	EI Du Pont de Nemours & Co	4.630	01/15/20	A2	2,349,598
2,000,000	Eli Lilly & Co	3.550	03/06/12	A1	2,081,372
500,000	Eli Lilly & Co	5.950	11/15/37	A1	526,780
1,750,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,887,538
720,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	797,671
900,000	Johnson & Johnson	5.850	07/15/38	Aaa	970,983
2,515,000	Novartis Capital Corp	4.130	02/10/14	Aa2	2,643,710
2,150,000	Pfizer, Inc	4.450	03/15/12	A1	2,273,945
1,500,000	Pfizer, Inc	6.200	03/15/19	A1	1,667,433
1,575,000	Potash Corp of Saskatchewan, Inc	4.880	03/30/20	Baa1	1,553,930
1,200,000	Praxair, Inc	5.250	11/15/14	A2	1,310,534
960,000	Procter & Gamble Co	5.550	03/05/37	Aa3	991,457
705,000	Schering-Plough Corp	6.550	09/15/37	Aa3	800,673
178,357	Wyeth	6.950	03/15/11	A1	190,532

	TOTAL CHEMICALS AND ALLIED PRODUCTS				27,365,758

COMMUNICATIONS - 2.50%
390,000	America Movil SAB de C.V.	6.130	11/15/37	A3	390,171
1,000,000	American Tower Corp	4.630	04/01/15	Baa3	1,011,455
1,075,000	AT&T, Inc	4.950	01/15/13	A2	1,146,896
940,000	AT&T, Inc	6.150	09/15/34	A2	929,194
650,000	AT&T, Inc	6.500	09/01/37	A2	673,725
2,575,000	AT&T, Inc	6.300	01/15/38	A2	2,615,515
370,000	BellSouth Capital Funding Corp	7.880	02/15/30	A2	422,474
1,875,000	BellSouth Corp	5.200	09/15/14	A2	2,008,112
180,000	BellSouth Corp	6.880	10/15/31	A2	189,054
178,357	British Telecommunications plc	9.130	12/15/10	Baa2	191,077
178,357	CBS Corp	6.630	05/15/11	Baa3	186,910
3,275,000	Cellco Partnership	3.750	05/20/11	A2	3,377,069
2,350,000	Cellco Partnership	5.550	02/01/14	A2	2,550,403
3,425,000	Cellco Partnership	8.500	11/15/18	A2	4,248,307
64,000	Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa1	73,773
330,000	Comcast Corp	5.650	06/15/35	Baa1	308,460
270,000	Comcast Corp	6.500	11/15/35	Baa1	279,952
1,650,000	Comcast Corp	6.400	05/15/38	Baa1	1,697,896
1,650,000	Comcast Corp	6.550	07/01/39	Baa1	1,729,807
950,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	1,221,805
925,000	DirecTV Holdings LLC	4.750	10/01/14	Ba2	942,886
2,500,000	DirecTV Holdings LLC	5.880	10/01/19	Ba2	2,542,740
833,357	France Telecom S.A.	7.750	03/01/11	A3	893,167

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,330,000		New Cingular Wireless Services, Inc	7.880%	03/01/11	A2	$1,428,947
90,000		Sprint Capital Corp	8.380	03/15/12	Ba3	93,150
1,000,000		Sprint Capital Corp	8.750	03/15/32	Ba3	942,500
365,000		Sprint Nextel Corp	6.000	12/01/16	Ba3	333,063
1,025,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	1,110,990
1,000,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	1,100,291
2,000,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	2,229,726
1,750,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	1,875,703
1,400,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	1,363,264
1,000,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	1,195,000
1,475,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,620,223
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,416,550
1,100,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	1,208,419
1,500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	1,828,161
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	2,471,520
2,000,000		Time Warner Cable, Inc	5.000	02/01/20	Baa2	1,939,462
1,250,000		Verizon Communications, Inc	4.350	02/15/13	A3	1,307,529
645,000		Verizon Communications, Inc	8.750	11/01/18	A3	805,617
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	679,516
1,475,000		Verizon Communications, Inc	8.950	03/01/39	A3	1,995,755
670,000		Verizon New England, Inc	4.750	10/01/13	Baa2	696,842
1,120,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,193,296
178,357		Verizon New York, Inc	6.880	04/01/12	Baa3	194,055
500,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	519,230
850,000		Viacom, Inc	4.380	09/15/14	Baa2	876,572
350,000		Viacom, Inc	6.130	10/05/17	Baa2	377,496
900,000		Vodafone Group plc	5.380	01/30/15	Baa1	967,193

		TOTAL COMMUNICATIONS				62,400,918

DEPOSITORY INSTITUTIONS - 4.27%
1,010,000		Asian Development Bank/Pasig	4.130	09/15/10	Aaa	1,036,320
1,400,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	1,459,500
1,400,000	g	Banco Santander Chile	2.880	11/13/12	Aa3	1,410,301
178,357		Bank of America Corp	7.400	01/15/11	A3	188,795
400,000		Bank of America Corp	4.900	05/01/13	A2	414,684
1,075,000		Bank of America Corp	7.380	05/15/14	A2	1,219,818
2,275,000		Bank of America Corp	5.300	03/15/17	A1	2,229,705
1,700,000		Bank of America Corp	6.000	09/01/17	A2	1,764,471
1,750,000		Bank of America Corp	5.750	12/01/17	A2	1,792,032
825,000		Bank of America Corp	7.630	06/01/19	A2	954,399
1,275,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	1,341,890
875,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	918,653
178,357		Bank One Corp	5.900	11/15/11	A1	190,359
2,225,000		Bank One Corp	5.250	01/30/13	A1	2,359,526
980,000		Barclays Bank plc	2.500	01/23/13	Aa3	978,872
825,000		Barclays Bank plc	5.200	07/10/14	Aa3	874,507
350,000	i	BB&T Capital Trust IV	6.820	06/12/57	A2	315,000
1,275,000		BB&T Corp	3.850	07/27/27	A1	1,319,695
1,900,000		Capital One Bank USA NA	8.800	07/15/19	A3	2,245,167
1,100,000		Capital One Capital V	8.880	05/15/40	Baa2	1,171,500
1,480,000		Capital One Financial Corp	5.700	09/15/11	Baa1	1,554,549

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 750,000		Citigroup, Inc	5.100%	09/29/11	A3	$775,370
178,357		Citigroup, Inc	6.000	02/21/12	A3	188,291
1,125,000		Citigroup, Inc	5.300	10/17/12	A3	1,171,961
2,375,000		Citigroup, Inc	5.500	10/15/14	A3	2,404,761
1,100,000		Citigroup, Inc	6.130	05/15/18	A3	1,105,949
4,475,000		Citigroup, Inc	8.500	05/22/19	A3	5,167,519
1,700,000		Citigroup, Inc	6.880	03/05/38	A3	1,696,631
850,000		Citigroup, Inc	8.130	07/15/39	A3	959,350
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,420,807
2,150,000		Credit Suisse	5.500	05/01/14	Aa1	2,333,182
1,700,000		Credit Suisse	5.300	08/13/19	Aa1	1,745,858
15,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	11,539,185
900,000		Deutsche Bank AG.	3.880	08/18/14	Aa1	919,041
270,000		Golden West Financial Corp	4.750	10/01/12	A1	281,903
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	281,684
900,000		HSBC Holdings plc	6.500	09/15/37	A1	940,313
1,350,000	g	ICICI Bank Ltd	5.500	03/25/15	Baa2	1,343,655
670,000	i	ING Groep NV	5.780	12/30/49	Ba1	494,923
370,000		JPMorgan Chase & Co	7.880	06/15/10	A1	381,572
11,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	11,384,801
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	261,999
2,000,000		JPMorgan Chase & Co	3.700	01/20/15	Aa3	2,005,916
2,980,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	3,203,485
3,775,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	4,152,791
1,400,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	1,541,086
500,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	429,822
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	392,677
2,800,000		Northern Trust Corp	4.630	05/01/14	A1	2,983,736
1,700,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	1,723,518
1,260,000	g,i	Rabobank Nederland NV	11.000	12/30/49	Aa2	1,536,260
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	Aaa	3,063,150
1,400,000		State Street Corp	4.300	05/30/14	A1	1,448,733
1,010,000		Union Bank of California NA	5.950	05/11/16	A3	1,003,179
425,000		USB Capital XIII Trust	6.630	12/15/39	A2	431,945
200,000		Wachovia Bank NA	5.300	10/15/11	A1	212,304
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,328,960
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,913,210
4,900,000		Wells Fargo & Co	4.750	02/09/15	Aa3	4,996,495
560,000		Zions Bancorporation	7.750	09/23/14	Baa3	494,200

		TOTAL DEPOSITORY INSTITUTIONS				106,399,965

ELECTRIC, GAS, AND SANITARY SERVICES - 2.62%
1,100,000		AGL Capital Corp	5.250	08/15/19	Baa1	1,107,701
1,945,000		Alliant Energy Corp	1.000	10/15/14	Baa1	1,945,492
1,175,000		Atmos Energy Corp	8.500	03/15/19	Baa2	1,427,182
2,300,000		Carolina Power & Light Co	5.300	01/15/19	A1	2,401,727
330,000		Carolina Power & Light Co	5.700	04/01/35	A1	328,175
500,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	569,281
270,000		CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	304,121
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	969,399
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa1	596,692

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 625,000		Connecticut Light & Power Co	5.500%	02/01/19	A2	$659,523
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	1,010,852
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	351,453
875,000		Dominion Resources, Inc	5.200	08/15/19	Baa2	888,643
1,750,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	1,914,479
4,280,000		Duke Energy Carolinas LLC	5.300	02/15/40	A1	4,111,342
2,900,000		Duke Energy Corp	3.950	09/15/14	Baa2	2,937,955
2,830,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	2,864,461
2,990,000	g	Enel Finance International S.A.	5.130	10/07/19	A2	3,008,466
1,175,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	1,400,575
825,000		FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	842,072
950,000		FirstEnergy Solutions Corp	6.050	08/15/21	Baa2	958,366
550,000		Florida Power & Light Co	4.850	02/01/13	Aa2	582,216
670,000		Florida Power Corp	4.500	06/01/10	A1	680,971
500,000		Florida Power Corp	6.400	06/15/38	A1	545,897
950,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	1,059,404
290,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa1	322,280
185,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	199,092
1,175,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	1,445,839
850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	856,639
1,400,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	1,527,553
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	281,303
950,000		Nevada Power Co	6.500	08/01/18	Baa3	1,017,996
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	2,074,142
3,000,000		Northern States Power Co	5.350	11/01/39	A1	2,895,405
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Baa1	249,855
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	710,235
1,050,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	1,282,100
750,000		PacifiCorp	6.000	01/15/39	A2	788,219
2,200,000		PG&E Corp	5.750	04/01/14	Baa1	2,371,345
200,000		Potomac Electric Power Co	7.900	12/15/38	A3	255,486
850,000		Progress Energy, Inc	7.050	03/15/19	Baa2	950,936
675,000		Public Service Co of Colorado	4.880	03/01/13	A2	711,882
270,000		Public Service Co of Colorado	5.500	04/01/14	A2	293,144
2,700,000		Public Service Co of Oklahoma	5.150	12/01/19	Baa1	2,680,655
660,000		Public Service Electric & Gas Co	5.300	05/01/18	A2	692,850
1,800,000		Public Service Electric & Gas Co	5.380	11/01/39	A2	1,743,737
330,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa1	342,421
1,395,000	g	Republic Services, Inc	5.250	11/15/21	Baa3	1,371,602
475,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	510,046
250,000		Southern California Edison Co	6.000	01/15/34	A1	263,421
650,000		Veolia Environnement	5.250	06/03/13	A3	687,435
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,339,274
3,925,000		Waste Management, Inc	6.130	11/30/39	Baa3	3,900,528

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				65,231,865

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.48%
1,700,000		Amphenol Corp	4.750	11/15/14	Baa3	1,700,597
850,000		Analog Devices, Inc	5.000	07/01/14	A3	886,714
2,270,000		Cisco Systems, Inc	4.450	01/15/20	A1	2,226,834
2,500,000		Cisco Systems, Inc	5.500	01/15/40	A1	2,390,525

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 625,000		General Electric Co	5.250%	12/06/17	Aa2	$638,666
725,000		Koninklijke Philips Electronics NV	6.880	03/11/38	A3	822,434
515,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	509,405
925,000		Nokia OYJ	5.380	05/15/19	A2	944,371
515,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	526,446
1,225,000		Whirlpool Corp	8.000	05/01/12	Baa3	1,327,169

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				11,973,161

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.06%
1,400,000		National Agricultural Cooperative Federation	5.000	09/30/14	A2	1,451,002

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				1,451,002

FABRICATED METAL PRODUCTS - 0.02%
425,000		CRH America, Inc	6.950	03/15/12	Baa1	460,364

		TOTAL FABRICATED METAL PRODUCTS				460,364

FOOD AND KINDRED PRODUCTS - 0.71%
1,525,000		Bottling Group LLC	6.950	03/15/14	Aa2	1,754,677
700,000		Bunge Ltd	8.500	06/15/19	Baa2	797,935
700,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	735,291
300,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	A3	297,677
1,750,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	Baa3	1,751,864
835,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	936,718
925,000		General Mills, Inc	5.250	08/15/13	Baa1	997,927
1,500,000		General Mills, Inc	5.650	02/15/19	Baa1	1,590,827
178,357		Kraft Foods, Inc	6.250	06/01/12	Baa2	192,221
800,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	868,045
755,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	793,914
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	331,494
2,600,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	Baa1	2,577,870
2,200,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	Baa1	2,166,428
850,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	924,302
150,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	156,063
550,000		PepsiCo, Inc	7.900	11/01/18	Aa2	674,990
178,357		Tyson Foods, Inc	8.250	10/01/11	B2	190,842

		TOTAL FOOD AND KINDRED PRODUCTS				17,739,085

FOOD STORES - 0.17%
875,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	939,761
850,000		Delhaize Group S.A.	6.500	06/15/17	Baa3	923,127
465,000		Kroger Co	6.800	04/01/11	Baa2	493,778
275,000		Kroger Co	5.000	04/15/13	Baa2	290,817
900,000		Kroger Co	6.400	08/15/17	Baa2	983,183
175,000		Kroger Co	6.800	12/15/18	Baa2	194,416
375,000		Safeway, Inc	5.000	08/15/19	Baa2	371,876

		TOTAL FOOD STORES				4,196,958

GENERAL MERCHANDISE STORES - 0.11%
425,000		TJX Cos, Inc	6.950	04/15/19	A3	491,235
875,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	860,404

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,375,000		Wal-Mart Stores, Inc	6.200%	04/15/38	Aa2	$1,516,341

		TOTAL GENERAL MERCHANDISE STORES				2,867,980

HEALTH SERVICES - 0.07%
500,000		Express Scripts, Inc	7.250	06/15/19	Baa3	568,092
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,261,944

		TOTAL HEALTH SERVICES				1,830,036

HOLDING AND OTHER INVESTMENT OFFICES - 0.30%
510,000		AMB Property LP	6.630	12/01/19	Baa1	500,223
575,000		Boston Properties LP	6.250	01/15/13	Baa2	612,802
500,000		Boston Properties LP	5.880	10/15/19	Baa2	501,566
350,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	355,635
350,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	313,943
325,000		Duke Realty LP	7.380	02/15/15	Baa2	342,739
350,000		Duke Realty LP	8.250	08/15/19	Baa2	365,735
178,357		EOP Operating LP	7.000	07/15/11	WR	180,862
50,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	48,194
375,000		Highwoods Properties, Inc	5.850	03/15/17	Baa3	342,092
150,000		Kimco Realty Corp	5.700	05/01/17	Baa1	144,494
375,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	388,033
55,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	52,988
125,000	g	PPF Funding, Inc	5.350	04/15/12	Baa2	113,166
125,000		ProLogis	5.500	04/01/12	Baa2	126,546
300,000		ProLogis	5.500	03/01/13	Baa2	296,778
25,000		ProLogis	5.750	04/01/16	Baa2	23,481
375,000		ProLogis	5.630	11/15/16	Baa2	345,579
500,000		Realty Income Corp	5.950	09/15/16	Baa1	492,590
525,000		Regency Centers LP	5.250	08/01/15	Baa2	502,668
50,000		Regency Centers LP	5.880	06/15/17	Baa2	46,270
350,000		Simon Property Group LP	6.750	05/15/14	A3	372,988
150,000		Simon Property Group LP	5.250	12/01/16	A3	145,879
710,000		Simon Property Group LP	10.350	04/01/19	A3	891,807

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				7,507,058

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.41%
325,000		Black & Decker Corp	8.950	04/15/14	Baa3	384,243
935,000		Dover Corp	6.500	02/15/11	A2	987,752
1,625,000		Hewlett-Packard Co	4.250	02/24/12	A2	1,704,521
1,200,000		Hewlett-Packard Co	2.950	08/15/12	A2	1,224,552
975,000		Hewlett-Packard Co	4.750	06/02/14	A2	1,041,161
650,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	776,709
850,000		International Game Technology	7.500	06/15/19	Baa2	921,086
3,075,000		ITT Corp	4.900	05/01/14	Baa1	3,222,153

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				10,262,177

INSTRUMENTS AND RELATED PRODUCTS - 0.46%
500,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	517,328
950,000		Boston Scientific Corp	4.500	01/15/15	Ba1	951,939
600,000		Medtronic, Inc	4.750	09/15/15	A1	647,732
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	333,596

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,200,000		St. Jude Medical, Inc	3.750%	07/15/14	Baa1	$1,212,948
1,450,000	g	Thermo Fisher Scientific, Inc	2.150	12/28/12	Baa1	1,429,981
485,000	g	Thermo Fisher Scientific, Inc	3.250	11/18/14	Baa1	475,495
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa1	524,234
650,000		Xerox Corp	7.630	06/15/13	Baa2	662,971
675,000		Xerox Corp	8.250	05/15/14	Baa2	774,308
750,000		Xerox Corp	4.250	02/15/15	Baa2	744,772
450,000		Xerox Corp	5.630	12/15/19	Baa2	449,372
105,000		Zimmer Holdings, Inc	4.630	11/30/19	Baa1	104,047
2,685,000		Zimmer Holdings, Inc	5.750	11/30/39	Baa1	2,632,123

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				11,460,846

INSURANCE CARRIERS - 0.81%
850,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	921,900
460,000		Aetna, Inc	6.500	09/15/18	A3	489,264
425,000		Aetna, Inc	6.630	06/15/36	A3	435,794
2,525,000		Aflac, Inc	8.500	05/15/19	A2	2,908,775
1,950,000		Aflac, Inc	6.900	12/17/39	A2	1,921,066
1,175,000		Allstate Corp	7.450	05/16/19	A3	1,365,141
1,325,000		American Financial Group, Inc	9.880	06/15/19	Baa2	1,485,644
750,000		Chubb Corp	6.000	05/11/37	A2	771,423
250,000		Metlife, Inc	5.000	06/15/15	A3	262,945
1,700,000		Metlife, Inc	6.750	06/01/16	A3	1,903,730
500,000		Metlife, Inc	5.700	06/15/35	A3	493,790
2,700,000		Prudential Financial, Inc	7.380	06/15/19	Baa2	3,027,150
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A3	1,523,064
925,000		Travelers Cos, Inc	5.800	05/15/18	A2	985,800
250,000		Travelers Cos, Inc	5.900	06/02/19	A2	267,012
750,000		WellPoint, Inc	5.880	06/15/17	Baa1	772,689
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	615,921

		TOTAL INSURANCE CARRIERS				20,151,108

METAL MINING - 0.21%
1,500,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	1,642,500
825,000		Newmont Mining Corp	6.250	10/01/39	Baa2	825,986
850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	917,181
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	988,632
750,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	Baa1	949,191

		TOTAL METAL MINING				5,323,490

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
560,000		Harsco Corp	5.130	09/15/13	Baa1	587,605

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				587,605

MISCELLANEOUS RETAIL - 0.16%
2,650,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,796,847
175,000		CVS Caremark Corp	6.600	03/15/19	Baa2	191,501
900,000		Staples, Inc	9.750	01/15/14	Baa2	1,096,606

		TOTAL MISCELLANEOUS RETAIL				4,084,954

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MOTION PICTURES - 0.08%
$ 1,088,357		Time Warner, Inc	6.880%	05/01/12	Baa2	$1,191,471
850,000		Time Warner, Inc	6.500	11/15/36	Baa2	887,519

		TOTAL MOTION PICTURES				2,078,990

NONDEPOSITORY INSTITUTIONS - 3.48%
575,000		American Express Co	7.000	03/19/18	A3	633,231
1,125,000		American Express Co	8.130	05/20/19	A3	1,333,194
1,350,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,393,943
1,200,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	1,439,926
825,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	805,166
6,000,000	g	CDP Financial, Inc	3.000	11/25/14	Aaa	5,854,860
10,000,000		Citigroup Funding, Inc	2.250	12/10/12	Aaa	10,078,499
5,200,000		Countrywide Home Loans, Inc	4.000	03/22/11	A2	5,310,713
600,000		General Electric Capital Corp	5.880	02/15/12	Aa2	642,825
5,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	5,072,450
2,400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	2,433,660
178,357		General Electric Capital Corp	6.000	06/15/12	Aa2	192,252
4,000,000		General Electric Capital Corp	2.630	12/28/12	Aaa	4,073,652
1,650,000		General Electric Capital Corp	5.900	05/13/14	Aa2	1,783,769
6,100,000		General Electric Capital Corp	5.500	06/04/14	Aa2	6,463,432
2,000,000		General Electric Capital Corp	3.750	11/14/14	Aa2	1,996,508
1,225,000		General Electric Capital Corp	6.880	01/10/39	Aa2	1,265,039
1,520,000		HSBC Finance Corp	5.250	01/14/11	A3	1,573,650
178,357		HSBC Finance Corp	7.000	05/15/12	A3	193,938
7,250,000		HSBC Finance Corp	6.380	11/27/12	A3	7,895,488
250,000		HSBC Finance Corp	4.750	07/15/13	A3	260,311
1,400,000	g	Hutchinson Whampoa International	5.750	09/11/19	A3	1,419,265
946,000	g	Hyundai Capital Services, Inc	6.000	05/05/15	Baa2	987,779
2,250,000		International Lease Finance Corp	5.750	06/15/11	B1	2,067,300
975,000		International Lease Finance Corp	5.630	09/20/13	B1	764,801
875,000		International Lease Finance Corp	6.630	11/15/13	B1	704,362
1,000,000		JPMorgan Chase Capital XXVII	7.000	11/01/39	A2	1,008,513
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,356,197
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	837,329
3,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	3,216,837
1,400,000	g	LUKOIL International Finance BV	7.250	11/05/19	Baa2	1,410,500
1,077,000		MBNA Corp	6.130	03/01/13	A2	1,142,586
178,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	A2	196,057
1,330,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	1,338,258
1,610,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	1,742,669
850,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	1,126,315
1,845,000		Svensk Exportkredit AB	5.130	03/01/17	Aa1	1,948,350
1,920,000	g	Temasek Financial I Ltd	4.300	10/25/19	Aaa	1,878,851
843,750		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	875,247
60,000	g	WEA Finance LLC	7.130	04/15/18	A2	65,600

		TOTAL NONDEPOSITORY INSTITUTIONS				86,783,322

OIL AND GAS EXTRACTION - 1.50%
1,925,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa3	2,082,267
510,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	634,397

TIAA-CREF FUNDS- Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 850,000		Anadarko Petroleum Corp	7.950%	06/15/39	Baa3	$1,051,470
1,325,000		Baker Hughes, Inc	6.500	11/15/13	A2	1,495,626
1,110,000		Baker Hughes, Inc	6.880	01/15/29	A2	1,261,645
600,000		BJ Services Co	5.750	06/01/11	Baa1	633,686
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	1,002,673
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,271,489
725,000	g	Cenovus Energy, Inc	4.500	09/15/14	Baa2	748,379
178,357		Devon Financing Corp ULC	6.880	09/30/11	Baa1	193,752
325,000		EnCana Corp	6.500	05/15/19	Baa2	363,557
350,000		EnCana Corp	6.630	08/15/37	Baa2	379,751
1,325,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	1,399,309
500,000		Enterprise Products Operating LLC	5.600	10/15/14	Baa3	532,415
250,000		Enterprise Products Operating LLC	5.000	03/01/15	Baa3	256,942
700,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	753,566
400,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	431,496
2,000,000		Enterprise Products Operating LLC	6.130	10/15/39	Baa3	1,932,146
725,000		EOG Resources, Inc	5.630	06/01/19	A3	770,194
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	539,751
400,000		Husky Energy, Inc	6.800	09/15/37	Baa2	423,764
350,000		Nexen, Inc	6.200	07/30/19	Baa3	370,342
2,200,000		Nexen, Inc	7.500	07/30/39	Baa3	2,522,178
550,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	556,119
375,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	348,950
1,835,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	2,115,410
823,000		Petrobras International Finance Co	6.880	01/20/40	Baa1	845,714
1,400,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	1,394,820
250,000		Petroleos Mexicanos	8.000	05/03/19	Baa1	289,375
1,230,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	1,376,063
1,400,000	g	Petronas Capital Ltd	5.250	08/12/19	A1	1,400,655
1,700,000		Plains All American Pipeline LP	5.750	01/15/20	Baa3	1,701,268
1,200,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	Aa2	1,204,560
950,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	961,726
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,456,041
1,000,000		XTO Energy, Inc	4.630	06/15/13	Baa2	1,063,177
750,000		XTO Energy, Inc	5.500	06/15/18	Baa2	800,000

		TOTAL OIL AND GAS EXTRACTION				37,564,673

PAPER AND ALLIED PRODUCTS - 0.06%
592,000		Celulosa Arauco y Constitucion S.A.	7.250	07/29/19	Baa2	643,297
800,000		International Paper Co	7.300	11/15/39	Baa3	848,688
357		International Paper Co	6.750	09/01/11	Baa3	360

		TOTAL PAPER AND ALLIED PRODUCTS				1,492,345

PETROLEUM AND COAL PRODUCTS - 0.62%
1,650,000		BP Capital Markets plc	3.130	03/10/12	Aa1	1,699,579
2,500,000		BP Capital Markets plc	3.880	03/10/15	Aa1	2,568,535
1,625,000		Chevron Corp	3.450	03/03/12	Aa1	1,688,892
2,125,000		ConocoPhillips	4.600	01/15/15	A1	2,256,729
1,725,000		ConocoPhillips	6.500	02/01/39	A1	1,914,477
500,000		Hess Corp	7.000	02/15/14	Baa2	562,530
700,000		Hess Corp	8.130	02/15/19	Baa2	844,170

TIAA-CREF FUNDS- Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,500,000		Hess Corp	6.000%	01/15/40	Baa2	$1,485,371
625,000		Marathon Oil Corp	7.500	02/15/19	Baa1	721,323
425,000		Shell International Finance BV	6.380	12/15/38	Aa1	479,136
625,000		Statoil ASA	2.900	10/15/14	Aa2	622,415
700,000		Valero Energy Corp	6.630	06/15/37	Baa2	656,832

		TOTAL PETROLEUM AND COAL PRODUCTS				15,499,989

PIPELINES, EXCEPT NATURAL GAS - 0.26%
950,000		Magellan Midstream Partners LP	6.550	07/15/19	Baa2	1,031,237
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	983,327
220,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	225,379
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,320,005
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	1,007,805

		TOTAL PIPELINES, EXCEPT NATURAL GAS				6,567,753

PRIMARY METAL INDUSTRIES - 0.25%
178,357		Alcoa, Inc	6.500	06/01/11	Baa3	188,070
750,000		ArcelorMittal	5.380	06/01/13	Baa3	791,438
415,000		ArcelorMittal	9.850	06/01/19	Baa3	536,762
2,000,000		ArcelorMittal	7.000	10/15/39	Baa3	2,105,828
1,345,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	1,345,000
1,016,000	g	Gerdau S.A.	7.000	01/20/20	Baa1	1,043,940
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	356,913

		TOTAL PRIMARY METAL INDUSTRIES				6,367,951

PRINTING AND PUBLISHING - 0.20%
300,000		News America, Inc	7.250	05/18/18	Baa1	341,400
330,000		News America, Inc	7.630	11/30/28	Baa1	352,691
1,100,000		News America, Inc	6.650	11/15/37	Baa1	1,161,938
1,800,000	g	News America, Inc	6.900	08/15/39	Baa1	1,963,573
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,235,025

		TOTAL PRINTING AND PUBLISHING				5,054,627

RAILROAD TRANSPORTATION - 0.27%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	721,539
2,000,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	Baa1	1,981,364
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	473,326
370,000		Canadian National Railway Co	4.400	03/15/13	A3	385,720
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	661,137
740,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	790,133
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,227,798
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	360,379
250,000		Union Pacific Corp	5.130	02/15/14	Baa2	265,448

		TOTAL RAILROAD TRANSPORTATION				6,866,844

REAL ESTATE - 0.02%
750,000	g,i	USB Realty Corp	6.090	12/30/49	A2	549,375

		TOTAL REAL ESTATE				549,375

TIAA-CREF FUNDS- Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

SECURITY AND COMMODITY BROKERS - 1.86%
$ 1,700,000		BlackRock, Inc	3.500%	12/10/14	A1	$1,678,651
1,950,000		BlackRock, Inc	5.000	12/10/19	A1	1,916,228
950,000		Charles Schwab Corp	4.950	06/01/14	A2	1,002,187
178,357		Credit Suisse USA, Inc	6.500	01/15/12	Aa1	194,086
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	1,034,098
1,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	775,000
178,357		Goldman Sachs Group, Inc	6.600	01/15/12	A1	193,899
100,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	103,031
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	1,613,493
1,645,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	1,740,181
810,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	885,952
1,400,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	1,454,131
5,050,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	5,887,305
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	196,989
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	513,944
750,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	225
5,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	6,132,804
1,875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,973,008
1,075,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	1,131,306
3,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	3,313,122
3,225,000		Morgan Stanley	6.000	05/13/14	A2	3,467,526
875,000		Morgan Stanley	6.000	04/28/15	A2	932,069
1,190,000		Morgan Stanley	5.750	10/18/16	A2	1,234,699
1,375,000		Morgan Stanley	5.450	01/09/17	A2	1,389,735
965,000		Morgan Stanley	5.950	12/28/17	A2	995,340
835,000		Morgan Stanley	6.630	04/01/18	A2	902,775
1,650,000		Morgan Stanley	7.300	05/13/19	A2	1,852,835
3,900,000		Morgan Stanley	5.630	09/23/19	A2	3,928,509

		TOTAL SECURITY AND COMMODITY BROKERS				46,443,128

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
305,000		3M Co	4.380	08/15/13	Aa2	328,374
1,300,000		3M Co	5.700	03/15/37	Aa2	1,356,660

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,685,034

TOBACCO PRODUCTS - 0.12%
850,000		Philip Morris International, Inc	4.880	05/16/13	A2	897,308
1,675,000		Philip Morris International, Inc	6.880	03/17/14	A2	1,897,972
300,000		Philip Morris International, Inc	6.380	05/16/38	A2	324,278

		TOTAL TOBACCO PRODUCTS				3,119,558

TRANSPORTATION EQUIPMENT - 0.28%
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	2,008,357
435,000		Boeing Co	5.000	03/15/14	A2	468,299
790,000		Goodrich Corp	6.130	03/01/19	Baa2	853,371
100,000		Honeywell International, Inc	3.880	02/15/14	A2	104,182
975,000	g	Meccanica Holdings USA	6.250	01/15/40	A3	976,161
740,000		United Technologies Corp	6.350	03/01/11	A2	784,305
1,025,000		United Technologies Corp	6.130	02/01/19	A2	1,132,674
530,000		United Technologies Corp	5.400	05/01/35	A2	516,169
235,000		United Technologies Corp	6.050	06/01/36	A2	249,812

		TOTAL TRANSPORTATION EQUIPMENT				7,093,330

TIAA-CREF FUNDS- Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.14%
$ 350,000		Vale Overseas Ltd	6.250%	01/23/17	Baa2	$365,091
725,000		Vale Overseas Ltd	5.630	09/15/19	Baa2	732,053
725,000		Vale Overseas Ltd	6.880	11/21/36	Baa2	724,392
1,765,000		Vale Overseas Ltd	6.880	11/10/39	Baa2	1,776,867

		TOTAL WHOLESALE TRADE-DURABLE GOODS				3,598,403

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
1,900,000	g	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	1,938,492
550,000	g	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	573,574
950,000		McKesson Corp	6.500	02/15/14	Baa3	1,050,856
2,300,000		Procter & Gamble Co	4.600	01/15/14	Aa3	2,448,985

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				6,011,907

		TOTAL CORPORATE BONDS				735,774,683

		(Cost $709,863,353)

GOVERNMENT BONDS - 58.75%

AGENCY SECURITIES - 6.61%
10,000,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	10,231,240
4,000,000		Federal Home Loan Bank (FHLB)	2.380	04/30/10	Aaa	4,028,788
2,500,000		FHLB	5.000	11/17/17	Aaa	2,704,298
3,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.880	02/09/10	Aaa	3,516,100
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,082,655
7,500,000		FHLMC	5.500	08/20/12	Aaa	8,229,585
5,000,000		FHLMC	2.130	09/21/12	Aaa	5,053,180
3,000,000		FHLMC	4.130	12/21/12	Aaa	3,190,506
2,000,000		FHLMC	3.500	05/29/13	Aaa	2,092,328
5,100,000		FHLMC	2.500	04/23/14	Aaa	5,097,017
7,670,000		FHLMC	5.130	10/18/16	Aaa	8,399,770
2,500,000		FHLMC	3.750	03/27/19	Aaa	2,451,053
4,200,000		Federal National Mortgage Association (FNMA)	7.130	06/15/10	Aaa	4,330,759
1,975,000		FNMA	3.250	08/12/10	Aaa	2,010,175
5,000,000		FNMA	1.380	04/28/11	Aaa	5,036,770
4,000,000		FNMA	5.000	10/15/11	Aaa	4,275,012
10,000,000		FNMA	2.750	03/13/14	Aaa	10,084,930
10,000,000		FNMA	2.500	05/15/14	Aaa	9,980,380
10,000,000		FNMA	3.000	09/16/14	Aaa	10,126,770
20,000,000		FNMA	2.630	11/20/14	Aaa	19,844,919
1,502,293		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,507,160
1,210,855		Overseas Private Investment Corp	3.420	01/15/15	NR	1,256,129
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,355,415
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,840,905
4,750,000		Private Export Funding Corp	3.050	10/15/14	Aaa	4,718,327
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	13,922,648
5,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	4,988,005

		TOTAL AGENCY SECURITIES				165,354,824

TIAA-CREF FUNDS- Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

FOREIGN GOVERNMENT BONDS - 2.54%
$ 970,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500%	06/10/19	Baa2	$1,042,750
2,000,000	g	Belgium Government International Bond	2.880	09/15/14	Aa1	1,985,868
1,700,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	1,810,500
250,000		Brazilian Government International Bond	7.130	01/20/37	Baa3	286,875
2,750,000		Canada Government International Bond	2.380	09/10/14	Aaa	2,702,241
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,744,298
1,110,000		China Development Bank	5.000	10/15/15	A1	1,191,936
600,000		Development Bank of Japan	4.250	06/09/15	Aa2	622,256
840,000		Eksportfinans A/S	5.000	02/14/12	Aa1	895,332
600,000		European Investment Bank	4.880	02/15/36	Aaa	571,379
994,000		Export-Import Bank of Korea	5.880	01/14/15	A2	1,066,673
1,690,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	1,712,044
2,535,000		Federative Republic of Brazil	6.000	01/17/17	Baa3	2,737,800
519,444		Federative Republic of Brazil	8.000	01/15/18	Baa3	592,686
2,020,000		International Finance Corp	5.130	05/02/11	Aaa	2,119,923
178,357		Italian Republic	5.630	06/15/12	NR	193,968
1,275,000		Italy Government International Bond	5.380	06/12/17	NR	1,361,462
3,600,000		Japan Finance Corp	2.000	06/24/11	Aa2	3,643,412
1,211,000	g	Korea Expressway Corp	4.500	03/23/15	A2	1,233,864
130,000		Mexico Government International Bond	5.880	01/15/14	Baa1	142,025
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	791,250
1,120,000		Mexico Government International Bond	6.050	01/11/40	Baa1	1,076,656
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,196,777
709,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	815,350
375,000		Peruvian Government International Bond	7.350	07/21/25	Baa3	429,375
1,135,000		Poland Government International Bond	6.380	07/15/19	A2	1,234,520
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,602,159
3,740,000		Province of Ontario Canada	3.130	09/08/10	Aa1	3,809,639
178,357		Province of Quebec Canada	6.130	01/22/11	Aa2	188,539
5,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	5,102,691
6,000,000		Province of Ontario Canada	4.100	06/16/14	Aa1	6,261,691
2,600,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,798,115
1,285,000		Province of Quebec Canada	4.630	05/14/18	Aa2	1,313,718
3,000,000		Province of Ontario Canada	4.000	10/07/19	Aa1	2,872,629
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,170,032
820,000	g	Qatar Govt International Bond	4.000	01/20/15	Aa2	822,050
830,000	g	Qatar Govt International Bond	6.400	01/20/40	Aa2	834,150
1,400,000		Republic of Korea	5.750	04/16/14	A2	1,530,284
886,000		South Africa Government International Bond	6.880	05/27/19	A3	994,535
205,000		United Mexican States	5.880	02/17/14	Baa1	222,938
700,000		United Mexican States	5.950	03/19/19	Baa1	740,250

		TOTAL FOREIGN GOVERNMENT BONDS				63,464,640

MORTGAGE BACKED - 32.60%
1,385,454	h,i	Federal Home Loan Mortgage Corp (FHLMC)	2.910	02/01/36		1,415,200
485,353	h,i	FHLMC	5.800	07/01/36		513,177
1,110,739	h,i	FHLMC	3.350	09/01/36		1,148,566
1,204,547	h,i	FHLMC	5.940	09/01/36		1,275,649

TIAA-CREF FUNDS- Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,551,383	h,i	FHLMC	6.060%	09/01/36		$2,701,670
3,734,809	h,i	FHLMC	5.780	03/01/37		3,956,876
3,589,834	h,i	FHLMC	5.880	04/01/37		3,781,120
2,599,738	h,i	FHLMC	5.960	05/01/37		2,770,351
1,130,765	h,i	FHLMC	5.720	06/01/37		1,197,912
2,767,067	h,i	FHLMC	5.790	08/01/37		2,947,932
3,701,239	h,i	FHLMC	5.830	09/01/37		3,942,542
34,020		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		37,056
3,164		FGLMC	7.500	05/01/16		3,448
3,942		FGLMC	7.500	06/01/16		4,293
1,808,577		FGLMC	4.500	09/01/18		1,883,387
1,879,725		FGLMC	4.500	01/01/19		1,952,778
3,130,830		FGLMC	4.500	05/01/19		3,252,505
1,220,442		FGLMC	4.500	01/01/20		1,267,873
2,306,972		FGLMC	5.000	05/01/20		2,425,488
366,407		FGLMC	4.500	07/01/20		379,959
50,303		FGLMC	7.000	10/01/20		56,083
9,403,889		FGLMC	4.500	06/01/21		9,751,726
5,700,776		FGLMC	4.500	06/01/21		5,911,640
1,235,059		FGLMC	5.000	04/01/23		1,292,456
3,462,227		FGLMC	4.000	07/01/24		3,488,571
1,313,963		FGLMC	4.500	09/01/24		1,351,889
4,029		FGLMC	6.500	10/01/28		4,362
82,391		FGLMC	6.500	01/01/29		89,188
13,166		FGLMC	6.500	03/01/29		14,252
60,685		FGLMC	6.500	07/01/29		65,692
9,512		FGLMC	8.000	01/01/31		10,899
87,422		FGLMC	6.500	09/01/31		94,552
111,351		FGLMC	8.000	09/01/31		127,600
629,248		FGLMC	7.000	12/01/31		694,898
1,947,418		FGLMC	6.000	03/01/33		2,086,172
355,809		FGLMC	6.000	03/01/33		380,271
1,752,401		FGLMC	4.500	07/01/33		1,761,894
3,142,600		FGLMC	5.000	09/01/33		3,235,568
1,371,682		FGLMC	5.500	09/01/33		1,443,410
1,467,197		FGLMC	5.500	09/01/33		1,543,920
1,118,896		FGLMC	5.500	09/01/33		1,177,405
1,693,256		FGLMC	5.500	10/01/33		1,781,799
4,753,941		FGLMC	5.500	12/01/33		5,005,504
9,009,518		FGLMC	7.000	12/01/33		9,949,491
4,665,160		FGLMC	5.000	01/01/34		4,803,171
2,393,088		FGLMC	5.000	05/01/34		2,461,640
1,669,329		FGLMC	6.000	09/01/34		1,782,009
11,306,947		FGLMC	5.000	12/01/34		11,630,843
666,738		FGLMC	5.500	12/01/34		701,394
3,951,561		FGLMC	4.500	04/01/35		3,965,556
2,026,070		FGLMC	6.000	05/01/35		2,157,131
2,439,442		FGLMC	7.000	05/01/35		2,693,952
891,259		FGLMC	6.000	07/01/35		948,913
311,699		FGLMC	5.500	08/01/35		327,706
534,070		FGLMC	6.000	08/01/35		568,618

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 812,805		FGLMC	5.000%	10/01/35		$835,073
2,635,215		FGLMC	5.000	11/01/35		2,707,409
766,885		FGLMC	6.000	01/01/36		815,295
1,115,394		FGLMC	5.000	02/01/36		1,145,951
2,302,710		FGLMC	5.500	04/01/36		2,416,646
598,248		FGLMC	6.500	05/01/36		641,060
1,617,188		FGLMC	6.500	10/01/36		1,732,918
3,437,110		FGLMC	5.500	01/01/37		3,607,176
6,389,133		FGLMC	5.500	04/01/37		6,700,270
2,662,240		FGLMC	6.000	08/01/37		2,827,798
1,161,802		FGLMC	6.000	09/01/37		1,234,052
3,005,399		FGLMC	6.500	11/01/37		3,219,835
5,097,661		FGLMC	5.000	04/01/38		5,233,047
1,172,923		FGLMC	5.000	04/01/38		1,204,074
756,824		FGLMC	5.500	07/01/38		793,638
4,490,687		FGLMC	6.000	11/01/38		4,766,191
2,441,547		FGLMC	5.500	01/01/39		2,560,308
6,831,258		FGLMC	4.500	05/01/39		6,821,296
3,953,079		FGLMC	4.000	06/01/39		3,815,751
2,755,544		FGLMC	5.000	07/01/39		2,828,451
6,000,000	h	FGLMC	6.500	01/15/40		6,421,872
42,520		Federal National Mortgage Association (FNMA)	5.000	06/01/13		43,901
1,819,822		FNMA	4.440	07/01/13		1,901,814
20,342		FNMA	6.000	09/01/13		21,443
1,946,928		FNMA	4.760	10/01/13		2,030,935
16,411		FNMA	6.500	12/01/13		17,668
1,472,896		FNMA	4.780	02/01/14		1,547,671
23,279		FNMA	6.000	06/01/14		24,889
54		FNMA	6.500	07/01/14		54
4,367,356		FNMA	4.640	11/01/14		4,567,369
4,531,378		FNMA	4.880	03/01/16		4,780,789
51,219		FNMA	6.500	10/01/16		55,604
270,521		FNMA	6.500	11/01/16		293,679
192,925		FNMA	6.500	04/01/17		209,441
1,278,476		FNMA	5.000	12/01/17		1,347,351
246,970		FNMA	5.500	04/01/18		263,211
2,884,281		FNMA	5.500	04/01/18		3,075,720
118,179		FNMA	5.500	05/01/18		126,022
1,139,064		FNMA	4.500	10/01/18		1,187,248
2,618,286		FNMA	5.000	11/01/18		2,759,698
141,074		FNMA	6.000	01/01/19		152,176
283,702		FNMA	4.500	05/01/19		294,994
976,935		FNMA	4.500	06/01/19		1,015,819
686,103		FNMA	5.000	03/01/20		722,851
467,936		FNMA	4.500	11/01/20		486,560
1,411,936		FNMA	5.000	12/01/20		1,484,031
1,003,690		FNMA	5.000	03/01/21		1,057,448
932,976		FNMA	5.500	08/01/21		989,944
4,845,184		FNMA	4.500	06/01/23		4,994,118
4,358,408		FNMA	5.000	07/01/23		4,559,595
3,090,010		FNMA	5.000	07/01/23		3,232,646

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 565,009		FNMA	5.000%	11/01/23		$586,982
466,703		FNMA	5.500	02/01/24		494,564
3,823,605		FNMA	4.000	05/01/24		3,851,503
260,652		FNMA	5.500	07/01/24		275,789
3,522		FNMA	8.000	07/01/24		4,039
1,032,465		FNMA	4.500	08/01/24		1,063,234
4,882,409		FNMA	4.000	09/01/24		4,918,033
4,000,000	h	FNMA	4.500	01/25/25		4,113,752
3,495,106		FNMA	5.000	03/01/25		3,623,940
7,774,481		FNMA	5.000	10/01/25		8,061,057
2,000		FNMA	7.500	01/01/29		2,254
6,208		FNMA	6.500	04/01/29		6,722
1,964		FNMA	7.500	07/01/29		2,216
16,813		FNMA	7.500	07/01/29		18,969
2,718		FNMA	7.500	02/01/31		3,067
15,365		FNMA	7.500	03/01/31		17,338
9,393		FNMA	7.500	05/01/31		10,599
15,214		FNMA	6.500	09/01/31		16,450
8,235		FNMA	6.500	10/01/31		8,905
83,291		FNMA	6.500	11/01/31		90,058
174,500		FNMA	6.000	01/01/32		186,715
1,467,334		FNMA	6.500	07/01/32		1,585,638
2,294,176		FNMA	5.500	01/01/33		2,413,783
8,604,606		FNMA	6.000	01/01/33		9,222,205
312,007		FNMA	5.000	02/01/33		321,481
1,818,051		FNMA	5.000	02/01/33		1,873,539
1,866,450		FNMA	4.500	03/25/33		1,937,893
1,134,924		FNMA	4.500	08/01/33		1,141,781
892,398		FNMA	5.000	08/01/33		919,495
533,593		FNMA	5.500	09/01/33		560,829
810,273		FNMA	5.500	09/01/33		851,631
1,933,113		FNMA	4.500	10/01/33		1,944,793
963,973		FNMA	5.000	10/01/33		993,243
883,965		FNMA	5.000	10/01/33		910,807
3,531,580		FNMA	5.500	10/01/33		3,711,838
1,834,820		FNMA	5.500	10/01/33		1,928,472
7,694,673		FNMA	5.000	11/01/33		7,928,319
2,542,431		FNMA	5.500	12/01/33		2,672,201
3,387,758		FNMA	6.000	02/01/34		3,618,549
297,230		FNMA	5.000	03/01/34		306,255
338,821		FNMA	5.000	03/01/34		349,109
457,199		FNMA	5.000	03/01/34		471,082
937,089		FNMA	5.000	03/01/34		965,543
6,489,825		FNMA	5.000	03/01/34		6,686,886
2,572,666		FNMA	5.000	04/01/34		2,648,372
8,377,688		FNMA	5.000	08/01/34		8,638,808
973,229		FNMA	6.000	08/01/34		1,039,530
5,455,096		FNMA	5.500	09/01/34		5,733,533
1,561,847		FNMA	5.500	09/01/34		1,641,566
1,007,130		FNMA	6.000	11/01/34		1,074,168
336,574		FNMA	6.000	12/01/34		358,978

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 6,764,894		FNMA	4.500%	01/01/35		$6,793,081
778,208		FNMA	5.500	01/01/35		817,929
17,228,681		FNMA	5.500	02/01/35		18,108,062
2,958,720		FNMA	5.500	04/01/35		3,107,889
5,279,673		FNMA	5.500	04/01/35		5,549,156
646,440		FNMA	6.000	04/01/35		689,469
819,373		FNMA	5.500	05/01/35		860,683
1,911,513		FNMA	6.000	05/01/35		2,033,969
90,259		FNMA	7.500	06/01/35		101,139
1,910,626		FNMA	4.500	08/01/35		1,916,199
2,666,332		FNMA	5.000	08/01/35		2,741,461
6,541,759		FNMA	5.500	09/01/35		6,875,662
2,082,337		FNMA	5.000	10/01/35		2,141,011
2,431,062		FNMA	5.500	10/01/35		2,553,628
2,614,351		FNMA	5.500	10/01/35		2,746,158
758,880		FNMA	5.000	11/01/35		775,402
4,175,877		FNMA	5.500	11/01/35		4,386,411
315,273		FNMA	5.500	12/01/35		331,168
2,189,776		FNMA	6.000	12/01/35		2,330,059
2,787,112		FNMA	5.000	02/01/36		2,865,645
349,839		FNMA	5.000	02/01/36		357,510
764,277		FNMA	5.000	02/01/36		781,036
3,624,284	i	FNMA	5.740	02/01/36		3,833,666
2,105,216		FNMA	6.500	02/01/36		2,260,476
4,691,919		FNMA	6.000	03/01/36		4,983,697
1,779,327		FNMA	5.500	04/01/36		1,869,034
4,325,694		FNMA	6.000	06/01/36		4,618,198
2,424,657	i	FNMA	5.920	07/01/36		2,569,239
2,795,101	i	FNMA	5.990	07/01/36		2,955,257
1,271,073		FNMA	6.500	09/01/36		1,364,020
472,695	i	FNMA	5.760	12/01/36		498,935
2,492,948		FNMA	6.000	12/01/36		2,647,978
2,117,030		FNMA	5.000	02/01/37		2,175,028
9,016,903		FNMA	5.500	02/01/37		9,456,008
475,558		FNMA	7.000	02/01/37		521,788
3,611,954		FNMA	5.500	03/01/37		3,785,027
1,098,979		FNMA	6.500	03/01/37		1,178,139
2,129,320		FNMA	6.500	03/01/37		2,285,026
2,096,907		FNMA	7.000	04/01/37		2,300,751
964,126		FNMA	6.500	08/01/37		1,033,574
3,639,119		FNMA	6.500	08/01/37		3,901,250
899,523		FNMA	6.000	09/01/37		954,197
1,126,906		FNMA	6.000	09/01/37		1,195,401
1,505,791		FNMA	6.000	09/01/37		1,597,315
1,362,742		FNMA	6.000	09/01/37		1,445,571
273,641		FNMA	6.500	09/01/37		293,352
2,674,973		FNMA	6.500	09/01/37		2,867,654
5,050,695	i	FNMA	5.880	10/01/37		5,325,549
2,237,050		FNMA	7.000	11/01/37		2,454,518
5,449,288		FNMA	5.500	01/01/38		5,710,400
500,948		FNMA	6.500	01/01/38		537,032

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 9,565,347		FNMA	5.500%	02/01/38		$10,023,686
205,789		FNMA	6.500	02/01/38		220,613
4,432,678		FNMA	6.500	03/01/38		4,751,720
2,075,171		FNMA	6.500	03/01/38		2,224,532
669,402		FNMA	6.500	03/01/38		717,582
4,832,287		FNMA	5.000	04/01/38		4,964,400
5,228,737		FNMA	5.000	04/01/38		5,371,689
12,402,642		FNMA	5.000	04/01/38		12,741,725
4,058,045		FNMA	5.000	05/01/38		4,168,991
1,766,975	i	FNMA	5.250	09/01/38		1,860,054
1,508,047	i	FNMA	4.910	10/01/38		1,579,901
3,141,741		FNMA	4.500	01/01/39		3,139,437
2,883,125		FNMA	5.500	01/01/39		3,021,275
2,550,963		FNMA	6.000	01/01/39		2,704,420
2,420,078		FNMA	6.000	01/01/39		2,565,661
3,005,993		FNMA	4.500	02/01/39		3,003,788
7,639,433		FNMA	4.500	02/01/39		7,633,830
2,307,862		FNMA	5.500	02/01/39		2,418,447
2,769,742		FNMA	5.000	04/01/39		2,845,189
3,972,219		FNMA	4.500	05/01/39		3,968,909
3,464,701		FNMA	4.500	08/01/39		3,461,814
24,000,000	h	FNMA	4.000	01/25/40		23,167,487
55,000,000	h	FNMA	4.500	01/25/40		54,896,874
10,000,000	h	FNMA	5.000	01/25/40		10,260,939
3,000,000	h	FNMA	5.500	01/25/40		3,140,157
47,000,000	h	FNMA	6.000	01/25/40		49,775,913
15,000,000	h	FNMA	6.500	01/25/40		16,064,069
355		Government National Mortgage Association (GNMA)	7.000	01/15/28		395
2,041		GNMA	7.000	02/15/28		2,271
2,056		GNMA	7.000	06/15/28		2,287
2,936		GNMA	7.000	06/15/28		3,266
41,249		GNMA	6.500	09/15/28		44,561
7,716		GNMA	6.500	09/15/28		8,335
32,552		GNMA	6.500	11/15/28		35,165
9,704		GNMA	7.500	11/15/28		10,923
644		GNMA	8.500	07/15/30		746
30,379		GNMA	8.500	10/15/30		35,199
26,532		GNMA	8.500	10/20/30		30,629
4,279		GNMA	8.500	12/15/30		4,957
6,416		GNMA	7.000	06/20/31		7,126
3,397		GNMA	6.500	07/15/31		3,669
26,845		GNMA	7.000	07/15/31		29,899
29,898		GNMA	7.000	07/15/31		33,299
16,005		GNMA	7.500	02/15/32		18,011
2,676		GNMA	6.500	03/15/33		2,857
811,092		GNMA	5.500	07/15/33		855,865
1,795,820		GNMA	5.500	09/15/33		1,894,952
702,638		GNMA	5.500	02/20/35		739,114
5,267,930		GNMA	5.000	03/20/35		5,437,417
4,907,340		GNMA	5.500	05/20/35		5,162,094
1,936,277		GNMA	5.500	02/20/36		2,034,004

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 357,131		GNMA	6.000%	10/20/36		$379,020
378,419		GNMA	6.000	01/20/37		401,472
4,319,888		GNMA	5.500	02/15/37		4,533,378
1,237,355		GNMA	6.000	02/20/37		1,312,734
1,037,692		GNMA	6.000	12/15/37		1,098,165
2,668,610		GNMA	5.000	04/15/38		2,749,408
2,862,211		GNMA	5.500	07/15/38		3,002,321
3,048,870		GNMA	5.500	07/20/38		3,200,005
1,393,124		GNMA	6.000	08/15/38		1,473,440
1,221,391		GNMA	6.000	08/20/38		1,294,815
1,165,210		GNMA	6.500	11/20/38		1,242,680
2,959,357		GNMA	4.500	03/15/39		2,966,576
6,888,797		GNMA	4.500	05/15/39		6,905,602
7,594,780		GNMA	5.000	06/15/39		7,824,729
6,969,862		GNMA	5.000	06/15/39		7,180,889
3,507,136		GNMA	4.500	07/20/39		3,509,133
1,345,070		GNMA	5.000	07/20/39		1,384,961
1,364,514		GNMA	4.000	08/15/39		1,320,690
10,000,000	h	GNMA	4.500	01/15/40		10,006,249
7,000,000	h	GNMA	5.000	01/15/40		7,197,967
9,000,000	h	GNMA	5.500	01/15/40		9,427,500
2,475,546		GNMA	6.230	09/15/43		2,505,639
3,973,335		GNMA	6.500	01/15/44		4,267,092

		TOTAL MORTGAGE BACKED				815,352,685

MUNICIPAL BONDS - 0.03%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	687,722

		TOTAL MUNICIPAL BONDS				687,722

U.S. TREASURY SECURITIES - 16.97%
54,236,000		United States Treasury Bond	8.000	11/15/21		73,854,192
30,650,000		United States Treasury Bond	5.250	02/15/29		33,207,375
5,194,000		United States Treasury Bond	5.380	02/15/31		5,739,370
101,000		United States Treasury Bond	4.500	02/15/36		99,485
2,509,000		United States Treasury Bond	4.380	02/15/38		2,408,640
1,950,000		United States Treasury Note	0.880	05/31/11		1,952,361
13,250,000		United States Treasury Note	1.000	07/31/11		13,270,180
4,525,000		United States Treasury Note	1.000	08/31/11		4,527,299
12,275,000		United States Treasury Note	1.000	09/30/11		12,271,649
11,000,000		United States Treasury Note	1.880	06/15/12		11,120,318
2,915,000		United States Treasury Note	1.380	10/15/12		2,898,603
2,240,000		United States Treasury Note	1.380	11/15/12		2,223,899
4,530,000		United States Treasury Note	3.130	08/31/13		4,707,309
7,458,000		United States Treasury Note	2.750	10/31/13		7,638,044
41,182,000		United States Treasury Note	2.000	11/30/13		40,963,241
13,287,000		United States Treasury Note	1.880	04/30/14		13,013,992
30,190,000		United States Treasury Note	2.250	05/31/14		29,984,799
19,370,000		United States Treasury Note	2.630	06/30/14		19,510,742
15,961,000		United States Treasury Note	2.380	08/31/14		15,843,782
33,609,000		United States Treasury Note	2.380	10/31/14		33,244,006
3,755,000		United States Treasury Note	2.130	11/30/14		3,666,119

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 25,000,000		United States Treasury Note	2.630%	12/31/14		$24,927,750
750,000		United States Treasury Note	2.630	02/29/16		729,609
4,600,000		United States Treasury Note	2.380	03/31/16		4,400,907
3,475,000		United States Treasury Note	2.630	04/30/16		3,367,219
11,900,000		United States Treasury Note	3.250	07/31/16		11,921,384
12,763,000		United States Treasury Note	4.750	08/15/17		13,848,851
12,312,000		United States Treasury Note	4.000	08/15/18		12,574,590
2,144,000		United States Treasury Note	3.380	11/15/19		2,062,271
3,000,000		United States Treasury Note	6.380	08/15/27		3,663,750
12,080,000		United States Treasury Note	3.500	02/15/39		9,894,269
26,000		United States Treasury Note	4.500	08/15/39		25,411
11,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		4,686,297

		TOTAL U.S. TREASURY SECURITIES				424,247,713

		TOTAL GOVERNMENT BONDS				1,469,107,584

		(Cost $1,440,618,658)

STRUCTURED ASSETS - 5.07%

ASSET BACKED - 2.41%
1,783,970		AmeriCredit Automobile Receivables Trust	5.160	04/06/12	Aa3	1,794,509
		Series - 2007 BF (Class A3A)
2,020,328		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	2,074,817
		Series - 2006 AF (Class A4)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	0
		Series - 2006 WMC1 (Class N1)
7,900,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	8,157,323
		Series - 2009 2A (Class A)
450,033	i	Capital One Auto Finance Trust	0.260	05/15/13	Aa2	444,566
		Series - 2006 C (Class A4)
4,000,000		Capital One Multi-Asset Execution Trust	4.790	08/15/13	A2	4,060,674
		Series - 2003 B5 (Class B5)
2,000,000	i	Capital One Multi-Asset Execution Trust	0.260	03/16/15	Aaa	1,966,370
		Series - 2007 A4 (Class A4)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	231,531
		Series - 2004 2 (Class 1B)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	427,374
		Series - 2004 2 (Class 1M1)
961,103		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aa2	858,741
		Series - 2002 1 (Class AF6)
1,477,459		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	1,417,661
		Series - 2006 1 (Class A3)
3,468,752		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	3,402,948
		Series - 2006 2 (Class A3)
130,243	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	B3	44,851
		Series - 2004 B (Class 1A)
1,214,835		Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	1,157,039
		Series - 2007 MX1 (Class A1)
7,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	4,673,813
		Series - 2007 1A (Class AF3)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$1,085,310		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590%	10/25/29	Baa2	$1,024,189
		Series - 2006 HLTV (Class A3)
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	840,316
		Series - 2006 HLTV (Class A4)
5,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	4,621,391
		Series - 2007 1 (Class A3F)
781,963		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	788,576
		Series - 2007 1 (Class A1F)
234,298		Household Automotive Trust	5.610	08/17/11	Aaa	236,779
		Series - 2006 2 (Class A3)
232,234	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	232,581
		Series - 2007 A (Class A3)
2,437,974	g	JPMorgan Auto Receivables Trust	5.220	07/15/15	A1	2,485,136
		Series - 2008 A (Class C)
1,072,649	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,054,138
		Series - 2006 1A (Class A)
1,150,000		Merrill Auto Trust Securitization	6.150	04/15/15	Aaa	1,222,761
		Series - 2008 1 (Class A4A)
8,000,000	i	Residential Asset Mortgage Products, Inc	0.850	11/25/34	Aa1	5,657,029
		Series - 2004 RS11 (Class M1)
252,078	i	Residential Asset Securities Corp	6.490	10/25/30	Baa1	208,530
		Series - 2001 KS2 (Class AI6)
1,400,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	1,342,853
		Series - 2006 HI5 (Class A2)
2,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	1,813,876
		Series - 2006 HI5 (Class A3)
821,565		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	799,052
		Series - 2006 HI2 (Class A2)
2,020,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	1,364,048
		Series - 2006 HI3 (Class A3)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	53,822
		Series - 2006 HI1 (Class M2)
6,760,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	4,958,853
		Series - 2006 HI4 (Class A3)
423,031	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	416,537
		Series - 2006 1A (Class A1)
648,621	g,i	Wachovia Loan Trust	0.590	05/25/35	Aaa	405,674
		Series - 2005 SD1 (Class A)

		TOTAL ASSET BACKED				60,238,358

OTHER MORTGAGE BACKED - 2.66%
350,000	i	Banc of America Commercial Mortgage, Inc	5.400	06/10/39	Aaa	352,564
		Series - 2004 3 (Class A5)
1,340,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/42	Aaa	1,329,268
		Series - 2005 1 (Class A5)
1,320,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,183,349
		Series - 2006 6 (Class A4)
292,352		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	288,698
		Series - 2004 8 (Class 3A1)
950,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	912,849
		Series - 2006 PW14 (Class A4)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 825,000	i	Bear Stearns Commercial Mortgage Securities	5.460%	03/11/39	Aaa	$806,380
		Series - 2006 PW11 (Class A4)
910,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	870,509
		Series - 2005 PWR8 (Class A4)
1,855,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	1,875,050
		Series - 2004 PWR4 (Class A3)
1,465,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	1,456,682
		Series - 2006 T24 (Class A4)
1,950,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	1,891,196
		Series - 2004 T16 (Class A6)
6,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	5,734,813
		Series - 2006 CD3 (Class A5)
2,995,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	2,716,081
		Series - 2007 C9 (Class A4)
1,803,637		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	1,514,649
		Series - 2004 30CB (Class 1A15)
855,585		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	811,279
		Series - 2005 17 (Class 1A10)
3,055,946	i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	Aaa	2,620,019
		Series - 2007 TF2A (Class A1)
1,360,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	1,097,765
		Series - 2007 C1 (Class A3)
		Credit Suisse/Morgan Stanley Commercial Mortgage
838,064	i	Certificate	0.420	05/15/23	Aaa	736,968
		Series - 2006 HC1A (Class A1)
920,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	905,455
		Series - 2003 C3 (Class A5)
1,835,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	1,767,836
		Series - 2005 C5 (Class A4)
1,083,143		Developers Diversified Realty Corp	3.810	10/14/22	Aaa	1,067,526
		Series - 2009 DDR1 (Class A)
990,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	1,007,011
		Series - 2003 C3 (Class A4)
1,931,849	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/33	Aaa	1,863,734
		Series - 2003 AR1 (Class A5)
1,360,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	1,288,206
		Series - 2005 GG5 (Class A5)
5,375,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	4,749,053
		Series - 2007 GG9 (Class A4)
3,665,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	3,253,288
		Series - 2007 GG11 (Class A4)
1,320,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	1,203,858
		Series - 2006 GG6 (Class A4)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	1,181,984
		Series - 2006 GG8 (Class A4)
1,600,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	02/15/20	Aaa	1,325,998
		Series - 2006 FL1A (Class A2)
1,075,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	Aaa	1,064,863
		Series - 2009 IWST (Class A2)
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	1,528,063
		Series - 2003 CB6 (Class A2)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 465,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860%	04/15/45	Aaa	$476,582
		Series - 2006 LDP7 (Class A2)
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	981,723
		Series - 2007 CB19 (Class AM)
1,620,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	1,587,695
		Series - 2005 C1 (Class A4)
1,225,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	1,199,123
		Series - 2005 C2 (Class A5)
650,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	653,306
		Series - 2003 C1 (Class A4)
1,305,000	i	LB-UBS Commercial Mortgage Trust	6.150	04/15/41	Aaa	1,207,942
		Series - 2008 C1 (Class A2)
861,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	692,392
		Series - 2005 CIP1 (Class AM)
700,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	684,100
		Series - 2006 C1 (Class A4)
775,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	236,600
		Series - 2008 C1 (Class C)
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	1,347,751
		Series - 2006 1 (Class A4)
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	953,237
		Series - 2007 8 (Class AM)
442,716		Morgan Stanley Capital I	4.690	06/13/41	Aaa	446,350
		Series - 2004 T15 (Class A2)
1,485,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	1,487,419
		Series - 2004 T15 (Class A4)
250,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	234,853
		Series - 0 HQ10 (Class A4)
90,880		Morgan Stanley Capital I	4.810	01/14/42	Aaa	90,848
		Series - 2005 HQ5 (Class A2)
1,800,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	1,774,199
		Series - 2005 HQ5 (Class A4)
1,740,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	1,498,070
		Series - 2007 IQ13 (Class A4)
670,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	656,322
		Series - 2006 HQ9 (Class A4)
1,925,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.350	09/15/21	A1	1,306,754
		Series - 2006 WL7A (Class A2)
500,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	505,800
		Series - 2007 C31 (Class A2)

		TOTAL OTHER MORTGAGE BACKED				66,426,060

		TOTAL STRUCTURED ASSETS				126,664,418

		(Cost $135,606,162)
		TOTAL BONDS				2,331,546,685

		(Cost $2,286,088,173)

SHARES		COMPANY

PREFERRED STOCKS - 0.02%

MORTGAGE BACKED - 0.02%
109,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	115,350
346,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	381,104

		Total MORTGAGE BACKED				496,454

		TOTAL PREFERRED STOCKS				496,454

		(Cost $11,407,875)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

SHORT-TERM INVESTMENTS - 12.80%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 8.10%
$ 6,000,000	Federal Home Loan Bank (FHLB)		01/15/10		$5,999,813
22,400,000	FHLB		01/22/10		22,399,085
19,940,000	FHLB		01/27/10		19,939,424
9,745,000	FHLB		02/17/10		9,744,109
11,065,000	Federal Home Loan Mortgage Corp (FHLMC)		03/08/10		11,064,026
19,445,000	FHLMC		04/13/10		19,439,653
9,075,000	Federal National Mortgage Association (FNMA)		01/15/10		9,074,965
15,010,000	FNMA		01/19/10		15,009,625
10,520,000	FNMA		02/01/10		10,519,547
11,240,000	FNMA		02/03/10		11,239,279
36,800,000	FNMA		02/04/10		36,798,633
8,870,000	FNMA		02/17/10		8,869,247
22,540,000	FNMA		03/17/10		22,537,747

					202,635,153

U.S. TREASURY BILLS - 4.70%
34,950,000	United States Cash Management Bill		06/10/10		34,922,250
25,000,000	United States Treasury Bill		03/04/10		24,998,150
28,720,000	United States Treasury Bill		05/20/10		28,704,261
28,880,000	United States Treasury Bill		05/27/10		28,861,632

					117,486,293

	TOTAL SHORT-TERM INVESTMENTS				320,121,446

	(Cost $320,114,132)

	TOTAL INVESTMENTS - 106.07%				2,652,164,585
	(Cost $2,617,610,180)
	OTHER ASSETS & LIABILITIES, NET - (6.07)%				(151,683,934)

	NET ASSETS - 100.00%				$2,500,480,651

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not Rated by Moody’s
plc	Public Limited Company

†	As provided by Moody’s Investors Services
*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At 12/31/2009, the value of these securities amounted to $109,362,912 or 4.37% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009

TIAA-CREF FUNDS - Bond Fund

j	Zero coupon
n	In default

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 1.38%

APPAREL AND ACCESSORY STORES - 0.19%
$ 1,000,000	j	Hanesbrands, Inc	0.000%	11/17/15	Ba1	$1,005,970

		TOTAL APPAREL AND ACCESSORY STORES				1,005,970

CHEMICALS AND ALLIED PRODUCTS - 0.77%
1,000,000	i	JohnsonDiversey, Inc	5.200	11/24/15	Ba2	1,001,250
1,000,000	j	Mylan, Inc	0.000	10/02/14	Ba3	976,770
1,000,000	j	Nalco Co	0.000	05/13/16	Ba1	1,007,680
996,587	j	Solutia, Inc	0.000	02/28/14	Ba3	1,010,171

		TOTAL CHEMICALS AND ALLIED PRODUCTS				3,995,871

NONDEPOSITORY INSTITUTIONS - 0.42%
1,000,000		Reynolds Consumer Products Term Loan	0.000	11/16/15	NR	1,003,540
1,175,500		Universal City TL	0.000	11/17/14	Ba2	1,176,969

		TOTAL NONDEPOSITORY INSTITUTIONS				2,180,509

		TOTAL BANK LOAN OBLIGATIONS				7,182,350

		(Cost $7,201,109)

BONDS - 94.92% f

CORPORATE BONDS - 40.76%

AGENCY SECURITIES - 1.68%
2,000,000		GMAC, Inc	2.200	12/19/12	Aaa	2,012,264
500,000		KeyBank NA	3.200	06/15/12	Aaa	518,993
2,000,000		New York Community Bank	3.000	12/16/11	Aaa	2,054,018
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,075,376
2,000,000		Sovereign Bank	2.750	01/17/12	Aaa	2,052,908

		TOTAL AGENCY SECURITIES				8,713,559

AMUSEMENT AND RECREATION SERVICES - 0.72%
500,000	g	Ameristar Casinos, Inc	9.250	06/01/14	B2	518,750
1,100,000	g	Peninsula Gaming LLC	8.380	08/15/15	Ba2	1,097,250
500,000	g	Penn National Gaming, Inc	8.750	08/15/19	B1	511,250
1,000,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	995,000
575,000		Walt Disney Co	4.500	12/15/13	A2	610,791

		TOTAL AMUSEMENT AND RECREATION SERVICES				3,733,041

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
175,000		Home Depot, Inc	5.880	12/16/36	Baa1	168,920
100,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	103,210

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				272,130

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BUSINESS SERVICES - 1.64%
$ 250,000		Daimler Finance North America LLC	5.880%	03/15/11	A3	$261,394
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	262,603
500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	521,856
624,000	i	Interpublic Group of Cos, Inc	2.270	11/15/10	Ba3	611,520
750,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba3	720,000
500,000		Iron Mountain, Inc	7.750	01/15/15	B2	502,500
420,000		Iron Mountain, Inc	8.380	08/15/21	B2	433,650
1,630,000		Lamar Media Corp	7.250	01/01/13	B2	1,625,925
187,000		Lamar Media Corp	6.630	08/15/15	B2	179,520
1,265,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	1,345,644
300,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	312,750
200,000		Oracle Corp	4.950	04/15/13	A2	214,612
400,000		Scientific Games Corp	6.250	12/15/12	Ba3	394,000
500,000		Scientific Games Corp	9.250	06/15/19	Ba3	525,000
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	639,000

		TOTAL BUSINESS SERVICES				8,549,974

CHEMICALS AND ALLIED PRODUCTS - 1.01%
150,000		Abbott Laboratories	5.600	05/15/11	A1	159,095
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	363,079
75,000		Airgas, Inc	4.500	09/15/14	Baa3	76,136
500,000	g	Airgas, Inc	7.130	10/01/18	Ba1	521,251
200,000		Amgen, Inc	5.850	06/01/17	A3	218,550
500,000		Eli Lilly & Co	3.550	03/06/12	A1	520,343
150,000		Eli Lilly & Co	5.950	11/15/37	A1	158,034
500,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	539,297
185,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	204,957
250,000	g	Nalco Co	8.250	05/15/17	Ba2	265,625
375,000		Novartis Capital Corp	4.130	02/10/14	Aa2	394,191
500,000		Pfizer, Inc	4.450	03/15/12	A1	528,825
500,000		Pfizer, Inc	6.200	03/15/19	A1	555,810
200,000		Praxair, Inc	5.250	11/15/14	A2	218,422
250,000		Procter & Gamble Co	5.550	03/05/37	Aa3	258,192
220,000		Schering-Plough Corp	6.550	09/15/37	Aa3	249,856

		TOTAL CHEMICALS AND ALLIED PRODUCTS				5,231,663

COAL MINING - 0.49%
500,000	g	Arch Coal, Inc	8.750	08/01/16	B1	528,750
500,000		Arch Western Finance LLC	6.750	07/01/13	B1	496,250
500,000	g	Cloud Peak Energy Resources LLC	8.250	12/15/17	B1	500,000
1,000,000		Peabody Energy Corp	7.380	11/01/16	Ba1	1,031,250

		TOTAL COAL MINING				2,556,250

COMMUNICATIONS - 5.00%
500,000		Allbritton Communications Co	7.750	12/15/12	Caa1	491,875
150,000		America Movil SAB de C.V.	6.130	11/15/37	A3	150,066
200,000	g	American Tower Corp	4.630	04/01/15	Baa3	202,291
350,000		AT&T, Inc	4.950	01/15/13	A2	373,408
275,000		AT&T, Inc	6.150	09/15/34	A2	271,839
425,000		AT&T, Inc	6.500	09/01/37	A2	440,513
800,000		AT&T, Inc	6.300	01/15/38	A2	812,587
75,000		BellSouth Capital Funding Corp	7.880	02/15/30	A2	85,637

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 750,000	g	CC Holdings GS V LLC	7.750%	05/01/17	Baa3	$798,750
1,050,000		Cellco Partnership	3.750	05/20/11	A2	1,082,723
800,000		Cellco Partnership	8.500	11/15/18	A2	992,306
1,000,000	g	Clearwire Communications LLC	12.000	12/01/15	Caa1	1,015,000
550,000		Comcast Corp	6.500	11/15/35	Baa1	570,274
50,000		Comcast Corp	6.400	05/15/38	Baa1	51,451
50,000		Comcast Corp	6.550	07/01/39	Baa1	52,418
1,000,000		Cricket Communications, Inc	7.750	05/15/16	Ba2	997,500
696,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	741,240
250,000	g	DirecTV Holdings LLC	4.750	10/01/14	Ba2	254,834
750,000		DirecTV Holdings LLC	7.630	05/15/16	Ba2	819,375
750,000	g	DirecTV Holdings LLC	5.880	10/01/19	Ba2	762,822
1,000,000		DISH DBS Corp	7.880	09/01/19	Ba3	1,048,749
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	514,375
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	541,250
500,000		Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	517,500
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	295,459
200,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	258,462
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	502,500
500,000		Qwest Corp	8.880	03/15/12	Ba1	537,500
655,000	g	SBA Telecommunications, Inc	8.000	08/15/16	Ba2	684,475
120,000	g	SBA Telecommunications, Inc	8.250	08/15/19	Ba2	127,200
525,000		Sprint Nextel Corp	6.000	12/01/16	Ba3	479,063
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	82,522
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	83,615
525,000		Telefonica Emisiones SAU	5.880	07/15/19	Baa1	562,711
500,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	A3	486,880
460,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa2	549,700
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	1,050,673
275,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	302,105
350,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	426,571
625,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	744,434
300,000		Verizon Communications, Inc	4.350	02/15/13	A3	313,807
210,000		Verizon Communications, Inc	8.750	11/01/18	A3	262,294
475,000		Verizon Communications, Inc	8.950	03/01/39	A3	642,701
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	2,343,974
275,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	285,577
125,000		Viacom, Inc	4.380	09/15/14	Baa2	128,908
75,000		Viacom, Inc	6.130	10/05/17	Baa2	80,892
1,000,000		Virgin Media Finance plc	9.500	08/15/16	B2	1,073,749

		TOTAL COMMUNICATIONS				25,894,555

DEPOSITORY INSTITUTIONS - 4.86%
500,000	g	Banco Bradesco S.A.	6.750	09/29/19	Baa2	521,250
500,000	g	Banco do Brasil Cayman	8.500	12/30/49	Baa2	532,500
500,000	g	Banco Santander Chile	2.880	11/13/12	Aa3	503,679
200,000		Bank of America Corp	4.900	05/01/13	A2	207,342
350,000		Bank of America Corp	7.380	05/15/14	A2	397,150
650,000		Bank of America Corp	5.300	03/15/17	A1	637,059
25,000		Bank of America Corp	6.000	09/01/17	A2	25,948
350,000		Bank of America Corp	5.750	12/01/17	A2	358,406
275,000		Bank of America Corp	7.630	06/01/19	A2	318,133

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 375,000		Bank of New York Mellon Corp	4.300%	05/15/14	Aa2	$394,674
275,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	288,719
550,000		Bank One Corp	5.250	01/30/13	A1	583,254
70,000		Barclays Bank plc	2.500	01/23/13	Aa3	69,919
250,000		Barclays Bank plc	5.200	07/10/14	Aa3	265,002
150,000		BB&T Corp	3.850	07/27/27	A1	155,258
500,000		Capital One Bank USA NA	8.800	07/15/19	A3	590,834
350,000		Capital One Capital V	8.880	05/15/40	Baa2	372,750
300,000		Citigroup, Inc	5.100	09/29/11	A3	310,148
500,000		Citigroup, Inc	5.300	10/17/12	A3	520,872
275,000		Citigroup, Inc	5.500	10/15/14	A3	278,446
300,000		Citigroup, Inc	6.130	05/15/18	A3	301,622
550,000		Citigroup, Inc	8.500	05/22/19	A3	635,114
525,000		Citigroup, Inc	6.880	03/05/38	A3	523,959
275,000		Citigroup, Inc	8.130	07/15/39	A3	310,378
300,000		Credit Suisse	5.000	05/15/13	Aa1	319,931
1,000,000		Credit Suisse	5.500	05/01/14	Aa1	1,085,201
250,000		Credit Suisse	5.300	08/13/19	Aa1	256,744
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	1,984,445
250,000		Deutsche Bank AG.	3.880	08/18/14	Aa1	255,289
250,000		Discover Bank	8.700	11/18/19	Ba1	267,839
250,000		Golden West Financial Corp	4.750	10/01/12	A1	261,021
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	234,737
483,000	g	ICICI Bank Ltd	5.500	03/25/15	Baa2	480,730
275,000	i	ING Groep NV	5.780	12/30/49	Ba1	203,140
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	288,198
2,225,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	2,391,863
800,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	880,062
475,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	522,869
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	214,911
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,167,416
600,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	608,300
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	Aa2	853,478
500,000	g,i	Standard Chartered plc	6.410	12/30/49	Baa2	396,863
450,000		State Street Corp	4.300	05/30/14	A1	465,664
100,000		Union Bank of California NA	5.950	05/11/16	A3	99,325
125,000		USB Capital XIII Trust	6.630	12/15/39	A2	127,043
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	383,354
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	334,812
1,850,000		Wells Fargo & Co	4.750	02/09/15	Aa3	1,886,431
200,000		Zions Bancorporation	7.750	09/23/14	Baa3	176,500

		TOTAL DEPOSITORY INSTITUTIONS				25,248,582

ELECTRIC, GAS, AND SANITARY SERVICES - 2.44%
700,000	g	AES Corp	8.750	05/15/13	Ba3	717,500
500,000		AES Corp	8.000	10/15/17	B1	513,125
350,000		AGL Capital Corp	5.250	08/15/19	Baa1	352,450
365,000		Alliant Energy Corp	1.000	10/15/14	Baa1	365,092
250,000		Atmos Energy Corp	8.500	03/15/19	Baa2	303,656
190,000		Carolina Power & Light Co	5.130	09/15/13	A1	203,363
250,000		Carolina Power & Light Co	5.300	01/15/19	A1	261,057
275,000		Carolina Power & Light Co	5.700	04/01/35	A1	273,479

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 200,000		CenterPoint Energy Houston Electric LLC	7.000%	03/01/14	Baa1	$227,712
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	290,820
400,000		CMS Energy Corp	8.750	06/15/19	Ba1	437,817
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa1	198,897
200,000		Connecticut Light & Power Co	5.500	02/01/19	A2	211,047
125,000		Dominion Resources, Inc	5.200	08/15/19	Baa2	126,949
500,000		Duke Energy Corp	3.950	09/15/14	Baa2	506,544
250,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	253,044
250,000	g	Enel Finance International S.A.	5.130	10/07/19	A2	251,544
375,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	446,991
250,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	278,791
100,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa1	111,131
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	Baa2	251,953
300,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	327,333
523,000		Mirant North America LLC	7.380	12/31/13	B1	517,116
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	260,466
250,000		Nevada Power Co	6.650	04/01/36	Baa3	263,085
200,000		NiSource Finance Corp	10.750	03/15/16	Baa3	246,437
1,000,000		NRG Energy, Inc	7.250	02/01/14	B1	1,012,499
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	53,003
325,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	396,841
150,000		PacifiCorp	6.000	01/15/39	A2	157,644
500,000		PG&E Corp	5.750	04/01/14	Baa1	538,942
50,000		Potomac Electric Power Co	7.900	12/15/38	A3	63,872
275,000		Progress Energy, Inc	7.050	03/15/19	Baa2	307,656
400,000		Public Service Co of Oklahoma	5.150	12/01/19	Baa1	397,134
250,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa1	259,410
145,000	g	Republic Services, Inc	5.250	11/15/21	Baa3	142,568
500,000		Sabine Pass LNG LP	7.250	11/30/13	B2	453,750
150,000		San Diego Gas & Electric Co	6.000	06/01/39	Aa3	161,067
175,000		Veolia Environnement	5.250	06/03/13	A3	185,079
335,000		Waste Management, Inc	6.130	11/30/39	Baa3	332,911

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				12,659,775

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.05%
340,000		Cisco Systems, Inc	4.450	01/15/20	A1	333,534
75,000		General Electric Co	5.250	12/06/17	Aa2	76,640
1,000,000		L-3 Communications Corp	6.130	07/15/13	Ba2	1,009,999
250,000		L-3 Communications Corp	6.380	10/15/15	Ba2	250,938
145,000	g	L-3 Communications Corp	5.200	10/15/19	Baa2	143,425
300,000		Nokia OYJ	5.380	05/15/19	A2	306,283
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	Baa2	495,426
500,000	g	Power Sector Assets & Liabilities Management Corp	7.250	05/27/19	Ba3	536,250
500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	Ba3	515,000
145,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	148,223
400,000		Whirlpool Corp	8.000	05/01/12	Baa3	433,361
1,100,000		Whirlpool Corp	8.600	05/01/14	Baa3	1,245,487

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				5,494,566

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.10%
500,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	A2	518,215

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				518,215

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

FABRICATED METAL PRODUCTS - 0.43%
$ 167,000		Ball Corp	6.880%	12/15/12	Ba1	$169,088
537,000		Ball Corp	7.130	09/01/16	Ba1	550,424
120,000		Ball Corp	7.380	09/01/19	Ba1	123,300
150,000		CRH America, Inc	6.950	03/15/12	Baa1	162,482
200,000		Crown Americas LLC	7.630	11/15/13	B1	206,500
500,000		Crown Americas LLC	7.750	11/15/15	B1	517,500
500,000		Silgan Holdings, Inc	7.250	08/15/16	Ba3	513,750

		TOTAL FABRICATED METAL PRODUCTS				2,243,044

FOOD AND KINDRED PRODUCTS - 0.95%
500,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	532,500
500,000		Constellation Brands, Inc	7.250	09/01/16	Ba3	507,500
1,000,000	g	Del Monte Corp	7.500	10/15/19	B1	1,030,000
100,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	112,182
450,000		General Mills, Inc	5.650	02/15/19	Baa1	477,248
225,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	244,138
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	552,489
150,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	163,112
25,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	26,010
175,000		PepsiCo, Inc	7.900	11/01/18	Aa2	214,770
1,000,000	g	Smithfield Foods, Inc	10.000	07/15/14	Ba3	1,085,000

		TOTAL FOOD AND KINDRED PRODUCTS				4,944,949

FOOD STORES - 0.60%
275,000		Delhaize Group S.A.	5.880	02/01/14	Baa3	295,354
250,000		Delhaize Group S.A.	6.500	06/15/17	Baa3	271,508
1,000,000		Ingles Markets, Inc	8.880	05/15/17	B1	1,039,999
475,000		Kroger Co	6.800	04/01/11	Baa2	504,397
75,000		Kroger Co	5.000	04/15/13	Baa2	79,314
50,000		Kroger Co	6.800	12/15/18	Baa2	55,548
750,000		Stater Brothers Holdings	8.130	06/15/12	B2	757,500
95,000		Stater Brothers Holdings	7.750	04/15/15	B2	96,425

		TOTAL FOOD STORES				3,100,045

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
500,000		GSC Holdings Corp	8.000	10/01/12	Ba1	518,125

		TOTAL FURNITURE AND HOME FURNISHINGS STORES				518,125

GENERAL BUILDING CONTRACTORS - 0.08%
385,000	g	Corp GEO SAB de C.V.	8.880	09/25/14	Ba3	397,513

		TOTAL GENERAL BUILDING CONTRACTORS				397,513

GENERAL MERCHANDISE STORES - 0.15%
125,000		TJX Cos, Inc	6.950	04/15/19	A3	144,481
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	245,830
375,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	413,547

		TOTAL GENERAL MERCHANDISE STORES				803,858

TIAA-CREF FUNDS- Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

HEALTH SERVICES - 1.37%
$ 1,000,000	g	Apria Healthcare Group, Inc	11.250%	11/01/14	Ba2	$1,097,500
1,500,000		CHS	8.880	07/15/15	B3	1,552,499
500,000	g	DASA Finance Corp	8.750	05/29/18	Ba3	518,750
1,115,000		DaVita, Inc	6.630	03/15/13	B1	1,117,787
250,000		Express Scripts, Inc	7.250	06/15/19	Baa3	284,046
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	440,000
262,000	o	HCA, Inc	9.630	11/15/16	B2	283,615
500,000	g	HCA, Inc	8.500	04/15/19	Ba3	538,750
500,000	g	HCA, Inc	7.880	02/15/20	Ba3	520,625
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	548,672
250,000		US Oncology, Inc	9.130	08/15/17	Ba3	262,500

		TOTAL HEALTH SERVICES				7,164,744

HOLDING AND OTHER INVESTMENT OFFICES - 0.49%
150,000		AMB Property LP	6.630	12/01/19	Baa1	147,124
75,000		Boston Properties LP	5.880	10/15/19	Baa2	75,235
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	Baa3	101,610
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	89,698
150,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	156,596
100,000		Duke Realty LP	7.380	02/15/15	Baa2	105,458
130,000		Duke Realty LP	8.250	08/15/19	Baa2	135,844
25,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	24,097
125,000		Mack-Cali Realty Corp	7.750	08/15/19	Baa2	129,344
50,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	48,171
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	Baa3	505,625
50,000	g	PPF Funding, Inc	5.350	04/15/12	Baa2	45,266
25,000		ProLogis	5.500	04/01/12	Baa2	25,309
100,000		ProLogis	5.500	03/01/13	Baa2	98,926
135,000		ProLogis	5.630	11/15/16	Baa2	124,409
150,000		Realty Income Corp	5.950	09/15/16	Baa1	147,777
150,000		Regency Centers LP	5.250	08/01/15	Baa2	143,619
25,000		Regency Centers LP	5.880	06/15/17	Baa2	23,135
100,000		Simon Property Group LP	6.750	05/15/14	A3	106,568
25,000		Simon Property Group LP	5.250	12/01/16	A3	24,313
210,000		Simon Property Group LP	10.350	04/01/19	A3	263,775

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,521,899

HOTELS AND OTHER LODGING PLACES - 0.17%
835,000	g	MGM Mirage	10.380	05/15/14	B1	905,975

		TOTAL HOTELS AND OTHER LODGING PLACES				905,975

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.42%
300,000		3M Co	5.700	03/15/37	Aa2	313,076
100,000		Black & Decker Corp	8.950	04/15/14	Baa3	118,229
475,000		Hewlett-Packard Co	4.250	02/24/12	A2	498,245
350,000		Hewlett-Packard Co	4.750	06/02/14	A2	373,750
200,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	238,987
575,000	g	Seagate Technology International	10.000	05/01/14	Ba1	635,374

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,177,661

INSTRUMENTS AND RELATED PRODUCTS - 0.39%
125,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	129,332
275,000		Medtronic, Inc	4.750	09/15/15	A1	296,876

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$125,000		Northrop Grumman Corp	7.750%	02/15/31	Baa1	$154,443
150,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	151,619
500,000		Xerox Corp	7.630	06/15/13	Baa2	509,978
525,000		Xerox Corp	8.250	05/15/14	Baa2	602,239
150,000		Xerox Corp	5.630	12/15/19	Baa2	149,791
53,000		Zimmer Holdings, Inc	4.630	11/30/19	Baa1	52,519

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,046,797

INSURANCE CARRIERS - 0.81%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	298,262
240,000		Aetna, Inc	6.500	09/15/18	A3	255,268
150,000		Aetna, Inc	6.630	06/15/36	A3	153,810
375,000		Allstate Corp	7.450	05/16/19	A3	435,683
400,000		Chubb Corp	6.000	05/11/37	A2	411,426
550,000		Metlife, Inc	5.000	06/15/15	A3	578,477
525,000		Metlife, Inc	6.750	06/01/16	A3	587,916
275,000		Metlife, Inc	5.700	06/15/35	A3	271,584
300,000	g	Prudential Funding LLC	6.750	09/15/23	A3	285,575
300,000		Travelers Cos, Inc	5.800	05/15/18	A2	319,719
75,000		Travelers Cos, Inc	5.900	06/02/19	A2	80,104
250,000		Unum Group	7.130	09/30/16	Ba1	259,024
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	258,593

		TOTAL INSURANCE CARRIERS				4,195,441

JUSTICE, PUBLIC ORDER AND SAFETY - 0.20%
1,000,000		Corrections Corp of America	7.750	06/01/17	Ba2	1,030,000

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,030,000

LEGAL SERVICES - 0.16%
814,000		FTI Consulting, Inc	7.630	06/15/13	Ba2	825,193

		TOTAL LEGAL SERVICES				825,193

METAL MINING - 0.42%
375,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	410,625
250,000		Newmont Mining Corp	6.250	10/01/39	Baa2	250,299
250,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	Baa1	316,397
350,000		Teck Resources Ltd	9.750	05/15/14	Ba2	403,813
250,000		Teck Resources Ltd	10.750	05/15/19	Ba2	298,750
500,000	g	Vedanta Resources plc	8.750	01/15/14	Ba2	511,250

		TOTAL METAL MINING				2,191,134

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
500,000		Harsco Corp	5.130	09/15/13	Baa1	524,648

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				524,648

MISCELLANEOUS RETAIL - 0.37%
50,000		CVS Caremark Corp	6.600	03/15/19	Baa2	54,714
1,000,000	g	QVC, Inc	7.500	10/01/19	Ba2	1,020,000
250,000		Staples, Inc	9.750	01/15/14	Baa2	304,613
500,000		Susser Holdings LLC	10.630	12/15/13	B3	521,250

		TOTAL MISCELLANEOUS RETAIL				1,900,577

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MOTION PICTURES - 0.13%
$ 375,000		Time Warner, Inc	6.880%	05/01/12	Baa2	$410,528
275,000		Time Warner, Inc	6.500	11/15/36	Baa2	287,139

		TOTAL MOTION PICTURES				697,667

NONDEPOSITORY INSTITUTIONS - 3.40%
175,000		American Express Co	7.000	03/19/18	A3	192,723
350,000		American Express Co	8.130	05/20/19	A3	414,771
430,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	515,973
250,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	Baa1	243,990
500,000	g	CCL Finance Ltd	9.500	08/15/14	Ba3	537,500
300,000		Countrywide Financial Corp	6.250	05/15/16	A3	305,150
300,000		Countrywide Home Loans, Inc	4.000	03/22/11	A2	306,387
500,000	g	Drummond Co, Inc	7.380	02/15/16	B1	488,750
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	B3	504,229
225,000		General Electric Capital Corp	5.880	02/15/12	Aa2	241,059
600,000		General Electric Capital Corp	2.200	06/08/12	Aaa	608,415
525,000		General Electric Capital Corp	5.900	05/13/14	Aa2	567,563
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aa2	2,860,863
400,000		General Electric Capital Corp	6.880	01/10/39	Aa2	413,074
650,000		HSBC Finance Corp	5.250	01/14/11	A3	672,942
1,500,000		HSBC Finance Corp	6.380	11/27/12	A3	1,633,550
500,000	g	Hutchinson Whampoa International	5.750	09/11/19	A3	506,881
338,000	g	Hyundai Capital Services, Inc	6.000	05/05/15	Baa2	352,927
415,000		International Lease Finance Corp	5.750	06/15/11	B1	381,302
275,000		International Lease Finance Corp	5.630	09/20/13	B1	215,713
250,000		International Lease Finance Corp	6.630	11/15/13	B1	201,246
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	Aaa	320,513
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,032,676
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	540,212
500,000	g	LUKOIL International Finance BV	7.250	11/05/19	Baa2	503,750
554,000	g	Majapahit Holding BV	8.000	08/07/19	Ba2	584,470
275,000		MBNA Corp	6.130	03/01/13	A2	291,747
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	432,961
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	331,269
500,000	g	T2 Capital Finance Co S.A.	6.950	02/06/17	Baa1	497,650
500,000		TAM LINHAS AERES S.A.	7.380	04/25/17	B1	442,500
505,000	g	Temasek Financial I Ltd	4.300	10/25/19	Aaa	494,177

		TOTAL NONDEPOSITORY INSTITUTIONS				17,636,933

OIL AND GAS EXTRACTION - 3.50%
150,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	186,587
275,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	340,181
1,500,000		Atlas Energy Operating Co LLC	10.750	02/01/18	B3	1,657,499
250,000		Baker Hughes, Inc	6.880	01/15/29	A2	284,154
330,000		Berry Petroleum Co	10.250	06/01/14	B2	358,875
300,000		BJ Services Co	5.750	06/01/11	Baa1	316,843
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	592,979
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	315,009
250,000		Chesapeake Energy Corp	7.630	07/15/13	Ba3	261,875
250,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	245,000

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,000,000		Denbury Resources, Inc	7.500%	04/01/13	B1	$1,005,000
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	A3	519,854
125,000		EnCana Corp	6.500	05/15/19	Baa2	139,830
100,000		EnCana Corp	6.630	08/15/37	Baa2	108,500
750,000		Encore Acquisition Co	9.500	05/01/16	B1	791,250
425,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	448,835
275,000		Enterprise Products Operating LLC	5.600	10/15/14	Baa3	292,828
75,000		Enterprise Products Operating LLC	5.000	03/01/15	Baa3	77,083
250,000		Enterprise Products Operating LLC	6.130	10/15/39	Baa3	241,518
225,000		EOG Resources, Inc	5.630	06/01/19	A3	239,026
500,000		Gaz Capital S.A.	6.510	03/07/22	Baa1	460,000
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	539,751
125,000		Husky Energy, Inc	6.800	09/15/37	Baa2	132,426
430,000	g	KazMunaiGaz Finance Sub BV	11.750	01/23/15	Baa2	518,150
125,000		Nexen, Inc	6.200	07/30/19	Baa3	132,265
500,000		Nexen, Inc	7.500	07/30/39	Baa3	573,223
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	101,113
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	116,317
500,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	576,406
294,000		Petrobras International Finance Co	6.880	01/20/40	Baa1	302,114
500,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	498,150
100,000		Petroleos Mexicanos	8.000	05/03/19	Baa1	115,750
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	481,063
500,000	g	Petronas Capital Ltd	5.250	08/12/19	A1	500,234
350,000		Plains Exploration & Production Co	8.630	10/15/19	B1	359,625
500,000		Range Resources Corp	7.500	05/15/16	Ba3	513,750
100,000		Range Resources Corp	7.250	05/01/18	Ba3	102,000
440,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	Aa2	441,672
250,000		SEACOR Holdings, Inc	7.380	10/01/19	Ba1	253,086
1,495,000		Southwestern Energy Co	7.500	02/01/18	Ba2	1,584,700
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	660,818
300,000		XTO Energy, Inc	4.630	06/15/13	Baa2	318,953
450,000		XTO Energy, Inc	5.500	06/15/18	Baa2	480,000

		TOTAL OIL AND GAS EXTRACTION				18,184,292

PAPER AND ALLIED PRODUCTS - 0.53%
191,000		Celulosa Arauco y Constitucion S.A.	7.250	07/29/19	Baa2	207,550
235,000		Domtar Corp	10.750	06/01/17	Ba3	276,125
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	Ba3	795,000
950,000		Greif, Inc	7.750	08/01/19	Ba2	969,000
250,000		International Paper Co	7.300	0	Baa3	265,215
250,000		Verso Paper Holdings LLC	9.130	08/01/14	B2	238,750

		TOTAL PAPER AND ALLIED PRODUCTS				2,751,640

PETROLEUM AND COAL PRODUCTS - 0.72%
500,000	g	Ashland, Inc	9.130	06/01/17	Ba3	548,750
525,000		BP Capital Markets plc	3.130	03/10/12	Aa1	540,775
250,000		BP Capital Markets plc	3.880	03/10/15	Aa1	256,854
525,000		Chevron Corp	3.450	03/03/12	Aa1	545,642
575,000		ConocoPhillips	6.500	02/01/39	A1	638,160
175,000		Hess Corp	7.000	02/15/14	Baa2	196,886
175,000		Hess Corp	8.130	02/15/19	Baa2	211,042

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 175,000		Marathon Oil Corp	7.500%	02/15/19	Baa1	$201,970
125,000		Shell International Finance BV	6.380	12/15/38	Aa1	140,922
200,000		Statoil ASA	2.900	10/15/14	Aa2	199,173
250,000		Valero Energy Corp	6.630	06/15/37	Baa2	234,583

		TOTAL PETROLEUM AND COAL PRODUCTS				3,714,757

PIPELINES, EXCEPT NATURAL GAS - 0.14%
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	503,902
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	234,567

		TOTAL PIPELINES, EXCEPT NATURAL GAS				738,469

PRIMARY METAL INDUSTRIES - 0.29%
500,000		ArcelorMittal	9.850	06/01/19	Baa3	646,701
480,000	g	CSN Islands XI Corp	6.880	09/21/19	Ba1	480,000
362,000	g	Gerdau S.A.	7.000	01/20/20	Baa1	371,955

		TOTAL PRIMARY METAL INDUSTRIES				1,498,656

PRINTING AND PUBLISHING - 0.36%
100,000		News America, Inc	7.250	05/18/18	Baa1	113,800
250,000		News America, Inc	7.630	11/30/28	Baa1	267,190
325,000		News America, Inc	6.650	11/15/37	Baa1	343,300
500,000	g	News America, Inc	6.900	08/15/39	Baa1	545,437
550,000		Thomson Corp	5.700	10/01/14	Baa1	603,790

		TOTAL PRINTING AND PUBLISHING				1,873,517

RAILROAD TRANSPORTATION - 0.48%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	296,154
250,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	Baa1	247,671
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	157,775
550,000		Canadian National Railway Co	4.400	03/15/13	A3	573,368
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	291,638
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	600,632
300,000		Union Pacific Corp	5.130	02/15/14	Baa2	318,538

		TOTAL RAILROAD TRANSPORTATION				2,485,776

REAL ESTATE - 0.10%
500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	Ba3	501,250

		TOTAL REAL ESTATE				501,250

SECURITY AND COMMODITY BROKERS - 2.39%
500,000		BlackRock, Inc	3.500	12/10/14	A1	493,721
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	387,500
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	645,397
600,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	637,208
425,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	449,591
275,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	285,633
775,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	903,497
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	147,742
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	385,458
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	150
1,000,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	1,071,232

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,650,000		Merrill Lynch & Co, Inc	5.450%	02/05/13	A2	$1,736,247
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	A2	315,713
925,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	996,630
500,000		Morgan Stanley	5.380	10/15/15	A2	516,628
900,000		Morgan Stanley	5.750	10/18/16	A2	933,806
250,000		Morgan Stanley	6.630	04/01/18	A2	270,292
725,000		Morgan Stanley	7.300	05/13/19	A2	814,124
1,000,000		Morgan Stanley	5.630	09/23/19	A2	1,007,310
448,000		Nuveen Investments, Inc	10.500	11/15/15	Caa3	406,560

		TOTAL SECURITY AND COMMODITY BROKERS				12,404,439

SOCIAL SERVICES - 0.09%
500,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	480,000

		TOTAL SOCIAL SERVICES				480,000

STONE, CLAY, AND GLASS PRODUCTS - 0.30%
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	NR	523,750
980,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	1,006,950

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,530,700

TOBACCO PRODUCTS - 0.18%
200,000		Philip Morris International, Inc	4.880	05/16/13	A2	211,131
550,000		Philip Morris International, Inc	6.880	03/17/14	A2	623,215
100,000		Philip Morris International, Inc	6.380	05/16/38	A2	108,093

		TOTAL TOBACCO PRODUCTS				942,439

TRANSPORTATION BY AIR - 0.19%
1,000,000		Bristow Group, Inc	6.130	06/15/13	Ba2	987,500

		TOTAL TRANSPORTATION BY AIR				987,500

TRANSPORTATION EQUIPMENT - 0.81%
285,000		Boeing Co	5.000	03/15/14	A2	306,816
1,000,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	1,032,500
500,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	519,375
265,000		Goodrich Corp	6.130	03/01/19	Baa2	286,257
150,000		Honeywell International, Inc	3.880	02/15/14	A2	156,273
125,000	g	Meccanica Holdings USA	6.250	01/15/40	A3	125,149
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,165,858
350,000		United Technologies Corp	6.130	02/01/19	A2	386,767
150,000		United Technologies Corp	6.050	06/01/36	A2	159,455

		TOTAL TRANSPORTATION EQUIPMENT				4,138,450

WATER TRANSPORTATION - 0.16%
500,000	g	DP World Ltd	6.850	07/02/37	Ba1	384,611
445,000	g	Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	445,000

		TOTAL WATER TRANSPORTATION				829,611

WHOLESALE TRADE-DURABLE GOODS - 0.31%
500,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	529,375
500,000	g	Adaro Indonesia PT	7.630	10/22/19	Ba1	494,375

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 125,000		Vale Overseas Ltd	6.250%	01/23/17	Baa2	$130,390
125,000		Vale Overseas Ltd	5.630	09/15/19	Baa2	126,216
125,000		Vale Overseas Ltd	6.880	11/21/36	Baa2	124,895
205,000		Vale Overseas Ltd	6.880	11/10/39	Baa2	206,378

		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,611,629

WHOLESALE TRADE-NONDURABLE GOODS - 0.43%
250,000	g	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	Baa2	255,065
175,000	g	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	Baa2	182,501
1,000,000		Inergy LP	6.880	12/15/14	B1	987,500
250,000		McKesson Corp	6.500	02/15/14	Baa3	276,541
450,000		SuperValu, Inc	7.500	11/15/14	Ba3	455,625
65,000		SuperValu, Inc	8.000	05/01/16	Ba3	65,975

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,223,207

		TOTAL CORPORATE BONDS				211,594,845

		(Cost $201,718,970)

GOVERNMENT BONDS 45.26%

AGENCY SECURITIES - 1.12%
		Federal Farm Credit Bank (FFCB)
650,000		FFCB	2.630	04/21/11	Aaa	665,031
		Federal Home Loan Bank (FHLB)
1,000,000		FHLB	5.000	11/17/17	Aaa	1,081,718
		Federal Home Loan Mortgage Corp (FHLMC)
990,000		FHLMC	2.500	04/23/14	Aaa	989,421
1,000,000		FHLMC	3.750	03/27/19	Aaa	980,421
		Federal Home Loan Mortgage Corp Gold (FGLMC)
291,923		FGLMC	5.000	04/01/23	Aaa	305,490
1,767,403		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,773,129

		TOTAL AGENCY SECURITIES				5,795,210

FOREIGN GOVERNMENT BONDS - 4.54%
		Banco Nacional de Desenvolvimento Economico e
500,000	g	Social	6.500	06/10/19	Baa2	537,500
235,000		Banque Centrale de Tunisie	8.250	09/19/27	Baa2	283,175
500,000	g	Barbados Government International Bond	6.630	12/05/35	Baa3	422,373
735,000		Brazilian Government International Bond	5.880	01/15/19	Baa3	782,775
600,000		Brazilian Government International Bond	7.130	01/20/37	Baa3	688,500
500,000		China Development Bank	5.000	10/15/15	A1	536,908
500,000		Colombia Government International Bond	6.130	01/18/41	Ba1	463,750
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	B1	269,750
250,000		Development Bank of Japan	4.250	06/09/15	Aa2	259,274
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	524,560
350,000		Eksportfinans A/S	5.000	02/14/12	Aa1	373,055
500,000	g	El Salvador Government International Bond	7.650	06/15/35	Ba1	492,500
275,000		European Investment Bank	4.880	02/15/36	Aaa	261,882
355,000		Export-Import Bank of Korea	5.880	01/14/15	A2	380,955
500,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	506,522
500,000		Federative Republic of Brazil	6.000	01/17/17	Baa3	540,000
500,000	g	Indonesia Government International Bond	6.880	01/17/18	Ba2	547,500

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 500,000		International Finance Corp	5.130%	05/02/11	Aaa	$524,734
225,000		Italy Government International Bond	5.380	06/12/17	NR	240,258
1,100,000		Italy Government International Bond	6.880	09/27/23	Aa2	1,245,076
250,000		Japan Finance Corp	2.000	06/24/11	Aa2	253,015
433,000	g	Korea Expressway Corp	4.500	03/23/15	A2	441,175
100,000		Mexico Government International Bond	5.880	01/15/14	Baa1	109,250
150,000		Mexico Government International Bond	6.750	09/27/34	Baa1	158,250
300,000		Mexico Government International Bond	6.050	01/11/40	Baa1	288,390
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	52,034
500,000		Panama Government International Bond	5.200	01/30/20	Ba1	501,250
275,000		Peruvian Government International Bond	7.130	03/30/19	Baa3	316,250
135,000		Peruvian Government International Bond	7.350	07/21/25	Baa3	154,575
500,000		Peruvian Government International Bond	6.550	03/14/37	Baa3	520,000
398,000		Poland Government International Bond	6.380	07/15/19	A2	432,898
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	640,864
600,000		Province of Ontario Canada	3.130	09/08/10	Aa1	611,172
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,041,075
1,400,000		Province of Ontario Canada	4.100	06/16/14	Aa1	1,461,060
620,000		Province of Quebec Canada	4.630	05/14/18	Aa2	633,856
291,000	g	Qatar Govt International Bond	4.000	01/20/15	Aa2	291,728
296,000	g	Qatar Govt International Bond	6.400	01/20/40	Aa2	297,480
275,000	g	Republic of El Salvador	7.380	12/01/19	Ba1	282,563
500,000		Republic of Korea	5.750	04/16/14	A2	546,530
500,000	g	Republic of Lithuania	6.750	01/15/15	Baa1	509,058
500,000		Republic of the Philippines	6.380	10/23/34	Ba3	490,000
500,000		Republic of Turkey	7.500	07/14/17	Ba3	567,500
470,000		Russia Government International Bond	7.500	03/31/30	Baa1	530,513
256,000		South Africa Government International Bond	6.880	05/27/19	A3	287,360
400,000		South Africa Government International Bond	5.880	05/30/22	A3	404,400
52,000		United Mexican States	5.880	02/17/14	Baa1	56,550
300,000		United Mexican States	5.950	03/19/19	Baa1	317,250
500,000		Uruguay Government International Bond	6.880	09/28/25	Ba3	525,000

		TOTAL FOREIGN GOVERNMENT BONDS				23,602,093

MORTGAGE BACKED - 31.41%
		Federal Home Loan Mortgage Corp (FHLMC)
762,000	h,i	FHLMC	2.910	02/01/36		778,360
2,103,198	h,i	FHLMC	5.800	07/01/36		2,223,769
425,783	h,i	FHLMC	3.350	09/01/36		440,284
1,000,542	h,i	FHLMC	6.060	09/01/36		1,059,478
719,383	h,i	FHLMC	5.740	02/01/37		764,192
1,067,088	h,i	FHLMC	5.780	03/01/37		1,130,536
149,576	h,i	FHLMC	5.880	04/01/37		157,547
194,980	h,i	FHLMC	5.960	05/01/37		207,776
4,899,981	h,i	FHLMC	5.720	06/01/37		5,190,948
935,706	h,i	FHLMC	5.790	08/01/37		996,866
		Federal Home Loan Mortgage Corp Gold (FGLMC)
6,432		FGLMC	7.000	09/01/10		6,589
69,677		FGLMC	6.500	12/01/16		75,141
800,908		FGLMC	5.500	01/01/19		853,821
283,779		FGLMC	4.500	01/01/20		294,807
1,387,111		FGLMC	4.500	07/01/20		1,438,418

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 511,180		FGLMC	4.500%	09/01/20		$530,088
471,824		FGLMC	5.000	10/01/20		496,063
1,029,352		FGLMC	5.500	10/01/20		1,095,748
56,029		FGLMC	7.000	10/01/20		62,467
411,420		FGLMC	4.500	06/01/21		426,638
792,779		FGLMC	5.500	08/01/21		841,438
310,573		FGLMC	4.500	09/01/24		319,537
182,573		FGLMC	6.500	01/01/29		197,636
9,838		FGLMC	8.000	01/01/31		11,272
742,741		FGLMC	6.000	03/01/33		793,804
2,636,196		FGLMC	5.500	12/01/33		2,775,695
2,611,561		FGLMC	7.000	12/01/33		2,884,028
1,725,706		FGLMC	5.000	01/01/34		1,776,759
632,137		FGLMC	5.000	05/01/34		650,245
923,681		FGLMC	4.500	10/01/34		928,685
493,880		FGLMC	5.500	12/01/34		519,551
1,257,559		FGLMC	5.500	03/01/35		1,322,140
706,978		FGLMC	7.000	05/01/35		780,738
2,062,795		FGLMC	5.500	06/01/35		2,168,728
1,063,171		FGLMC	5.500	06/01/35		1,117,769
708,478		FGLMC	5.000	11/01/35		727,888
278,117		FGLMC	5.000	02/01/36		285,736
575,678		FGLMC	5.500	04/01/36		604,162
117,489		FGLMC	6.500	05/01/36		125,897
539,063		FGLMC	6.500	10/01/36		577,639
572,852		FGLMC	5.500	01/01/37		601,196
1,277,827		FGLMC	5.500	04/01/37		1,340,054
782,660		FGLMC	6.000	08/01/37		832,065
89,369		FGLMC	6.000	09/01/37		94,927
698,820		FGLMC	6.500	11/01/37		748,681
2,639,612		FGLMC	5.000	12/01/37		2,709,864
1,699,220		FGLMC	5.000	04/01/38		1,744,349
586,461		FGLMC	5.000	04/01/38		602,037
1,513,649		FGLMC	5.500	07/01/38		1,587,275
1,283,054		FGLMC	6.000	11/01/38		1,361,769
790,616		FGLMC	4.000	06/01/39		763,150
1,000,000	h	FGLMC	6.500	01/15/40		1,070,312
555,400		FGLMC	6.000	04/01/35		591,328
		Federal National Mortgage Association (FNMA)
28,347		FNMA	5.000	06/01/13		29,268
2,182,068		FNMA	4.780	02/01/14		2,292,846
2,769,993		FNMA	4.640	11/01/14		2,896,850
393,554		FNMA	4.570	01/01/15		410,562
154,510		FNMA	6.500	10/01/16		167,737
64,026		FNMA	6.500	11/01/16		69,507
390,645		FNMA	5.000	12/01/17		411,691
117,208		FNMA	6.500	02/01/18		126,802
275,262		FNMA	5.500	04/01/18		293,364
112,058		FNMA	5.500	05/01/18		119,495
126,586		FNMA	6.000	01/01/19		136,548
1,000,000		FNMA	4.000	02/25/19		1,013,773
975,175		FNMA	4.500	04/01/19		1,013,988

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 227,158	FNMA	4.500%	06/01/19		$236,199
343,051	FNMA	5.000	03/01/20		361,425
108,805	FNMA	4.500	11/01/20		113,136
112,188	FNMA	4.500	12/01/20		116,443
349,946	FNMA	5.000	12/01/20		367,815
501,845	FNMA	5.000	03/01/21		528,724
34,713	FNMA	8.000	03/01/23		39,668
518,559	FNMA	5.500	02/01/24		549,515
955,901	FNMA	4.000	05/01/24		962,876
1,167,101	FNMA	5.500	07/01/24		1,234,876
516,233	FNMA	4.500	08/01/24		531,617
2,803,241	FNMA	5.000	10/01/25		2,906,571
19,674	FNMA	9.000	11/01/25		22,743
16,925	FNMA	7.500	01/01/29		19,076
373,794	FNMA	7.000	07/01/32		412,526
132,769	FNMA	5.000	02/01/33		136,800
691,278	FNMA	4.500	03/25/33		717,738
887,204	FNMA	5.500	06/01/33		932,488
357,615	FNMA	5.000	07/01/33		368,474
1,980,332	FNMA	5.500	07/01/33		2,081,411
1,123,687	FNMA	4.500	08/01/33		1,130,476
1,143,854	FNMA	4.500	10/01/33		1,150,765
477,214	FNMA	5.000	10/01/33		491,705
437,607	FNMA	5.000	10/01/33		450,894
928,529	FNMA	5.000	11/01/33		956,724
989,541	FNMA	5.000	11/01/33		1,019,588
533,798	FNMA	5.500	12/01/33		561,044
337,074	FNMA	5.500	12/01/33		354,279
370,032	FNMA	5.500	12/01/33		388,919
479,997	FNMA	5.500	01/01/34		504,497
221,711	FNMA	5.000	03/01/34		228,443
183,146	FNMA	5.000	03/01/34		188,707
223,929	FNMA	5.000	03/01/34		230,729
927,810	FNMA	5.000	03/01/34		955,983
1,854,236	FNMA	5.000	03/01/34		1,910,539
1,426,617	FNMA	5.000	04/01/34		1,468,598
3,538,921	FNMA	5.000	08/01/34		3,649,222
648,819	FNMA	6.000	08/01/34		693,020
224,383	FNMA	6.000	12/01/34		239,319
576,450	FNMA	5.500	01/01/35		605,873
1,158,849	FNMA	5.500	02/01/35		1,217,998
1,407,913	FNMA	5.500	04/01/35		1,479,775
430,960	FNMA	6.000	04/01/35		459,646
3,502,356	FNMA	5.500	05/01/35		3,678,932
2,589,757	FNMA	5.500	05/01/35		2,720,324
1,131,073	FNMA	6.000	05/01/35		1,203,532
82,054	FNMA	7.500	06/01/35		91,944
578,987	FNMA	6.000	07/01/35		616,079
748,868	FNMA	5.000	08/01/35		769,969
892,058	FNMA	5.500	09/01/35		937,590
2,548,655	FNMA	5.000	10/01/35		2,620,469
197,067	FNMA	5.000	10/01/35		202,619

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 734,563		FNMA	5.500%	10/01/35		$771,597
593,609		FNMA	5.500	12/01/35		623,536
712,662		FNMA	5.000	02/01/36		732,743
729,854		FNMA	6.000	03/01/36		775,242
1,124,491		FNMA	5.000	04/01/36		1,155,473
1,871,704		FNMA	6.000	04/01/36		1,988,100
484,887		FNMA	6.500	04/01/36		520,344
1,515,410	i	FNMA	5.920	07/01/36		1,605,774
1,401,532	i	FNMA	5.720	09/01/36		1,481,173
423,691		FNMA	6.500	09/01/36		454,673
2,048,347	i	FNMA	5.760	12/01/36		2,162,051
621,229		FNMA	6.000	12/01/36		659,861
309,113		FNMA	7.000	02/01/37		339,162
709,773		FNMA	6.500	03/01/37		761,675
63,706		FNMA	7.000	04/01/37		69,899
292,899		FNMA	6.500	08/01/37		313,997
242,611		FNMA	6.500	08/01/37		260,087
69,193		FNMA	6.000	09/01/37		73,399
86,685		FNMA	6.000	09/01/37		91,954
115,830		FNMA	6.000	09/01/37		122,871
104,827		FNMA	6.000	09/01/37		111,198
974,863		FNMA	6.500	09/01/37		1,045,083
270,142		FNMA	6.500	09/01/37		289,601
178,332		FNMA	6.500	09/01/37		191,177
514,476		FNMA	6.500	09/01/37		551,534
930,124		FNMA	6.500	09/01/37		997,122
328,292	i	FNMA	5.880	10/01/37		346,158
400,036		FNMA	6.000	11/01/37		424,351
2,643,818		FNMA	6.000	11/01/38		2,802,859
734,341		FNMA	5.500	01/01/39		769,529
676,392		FNMA	6.000	01/01/39		717,081
657,630		FNMA	6.000	01/01/39		697,190
816,846		FNMA	4.500	02/01/39		816,247
1,909,858		FNMA	4.500	02/01/39		1,908,458
621,348		FNMA	5.500	02/01/39		651,120
688,264		FNMA	5.000	04/01/39		707,012
980,795		FNMA	4.500	05/01/39		979,978
767,184		FNMA	4.500	08/01/39		766,545
2,000,000	h	FNMA	4.000	01/25/40		1,930,624
5,000,000	h	FNMA	4.500	01/25/40		4,990,625
2,000,000	h	FNMA	5.000	01/25/40		2,052,188
1,000,000	h	FNMA	5.500	01/25/40		1,046,719
1,000,000	h	FNMA	6.500	01/25/40		1,070,938
1,000,000	h	FNMA	6.000	01/25/40		1,059,062
		Government National Mortgage Association (GNMA)
14,697		GNMA	6.500	09/15/23		15,655
35,460		GNMA	7.500	11/15/23		39,915
5,576		GNMA	7.500	08/15/28		6,277
53,841		GNMA	6.500	12/15/28		58,164
113,479		GNMA	6.500	03/15/29		122,590
31,987		GNMA	8.500	10/20/30		36,925
11,613		GNMA	7.000	06/20/31		12,898

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 154,287		GNMA	5.000%	02/15/33		$159,874
201,861		GNMA	5.500	07/15/33		213,004
1,562,451		GNMA	5.000	09/15/33		1,619,034
321,564		GNMA	5.500	11/20/33		339,039
1,329,190		GNMA	5.500	02/20/35		1,398,192
463,428		GNMA	5.500	03/20/35		487,486
297,240		GNMA	6.000	10/20/36		315,458
315,267		GNMA	6.000	01/20/37		334,473
462,446		GNMA	6.000	02/20/37		490,618
864,306		GNMA	6.000	12/15/37		914,674
707,586		GNMA	5.000	04/15/38		729,010
715,553		GNMA	5.500	07/15/38		750,580
762,217		GNMA	5.500	07/20/38		800,001
361,286		GNMA	6.000	08/15/38		382,115
316,323		GNMA	6.000	08/20/38		335,339
986,452		GNMA	4.500	03/15/39		988,858
312,756		GNMA	5.000	07/20/39		322,032
322,521		GNMA	4.000	08/15/39		312,163
2,000,000	h	GNMA	5.000	01/15/40		2,056,562
1,000,000	h	GNMA	5.500	01/15/40		1,047,500
495,109		GNMA	6.230	09/15/43		501,128

		TOTAL MORTGAGE BACKED				163,162,217

U.S. TREASURY SECURITIES - 8.19%
8,302,000		United States Treasury Bond	8.000	11/15/21		11,304,991
6,600,000		United States Treasury Bond	5.250	02/15/29		7,150,691
507,000		United States Treasury Bond	4.500	02/15/36		499,395
587,000		United States Treasury Bond	4.380	02/15/38		563,520
595,000		United States Treasury Note	0.880	05/31/11		595,721
4,100,000		United States Treasury Note	1.000	09/30/11		4,098,880
2,000,000		United States Treasury Note	1.880	06/15/12		2,021,876
860,000		United States Treasury Note	1.380	11/15/12		853,818
311,000		United States Treasury Note	1.880	04/30/14		304,610
670,000		United States Treasury Note	2.250	05/31/14		665,446
2,570,000		United States Treasury Note	2.630	06/30/14		2,588,674
3,465,000		United States Treasury Note	2.380	08/31/14		3,439,553
1,315,000		United States Treasury Note	2.380	10/31/14		1,300,719
455,000		United States Treasury Note	2.130	11/30/14		444,230
850,000		United States Treasury Note	2.630	02/29/16		826,890
1,000,000		United States Treasury Note	2.380	03/31/16		956,719
470,000		United States Treasury Note	3.250	07/31/16		470,845
1,159,000		United States Treasury Note	3.380	11/15/19		1,114,819
875,000		United States Treasury Note	3.500	02/15/39		716,679
380,000		United States Treasury Note	4.500	08/15/39		371,391
1,900,000		United States Treasury Note	4.380	11/15/39		1,818,657
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		426,027

		TOTAL U.S. TREASURY SECURITIES				42,534,151

		TOTAL GOVERNMENT BONDS				235,093,671

		(Cost $227,826,661)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

STRUCTURED ASSETS - 8.90%

ASSET BACKED - 5.46%
$ 420,902		AmeriCredit Automobile Receivables Trust	5.640%	09/06/13	Aa3	$432,254
		Series - 2006 AF (Class A4)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	516,286
		Series - 2009 2A (Class A)
1,537,359		Centex Home Equity	5.540	01/25/32	Aaa	1,448,540
		Series - 2002 A (Class AF6)
		Chase Funding Mortgage Loan Asset-Backed
674,364	i	Certificates	5.700	02/25/35	Baa2	231,531
		Series - 2004 2 (Class 1B)
		Chase Funding Mortgage Loan Asset-Backed
674,364	i	Certificates	5.700	02/25/35	Aa2	427,374
		Series - 2004 2 (Class 1M1)
2,000,000		Chase Issuance Trust	4.260	05/15/13	Aaa	2,079,269
		Series - 2008 A9 (Class A9)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	76,266
		Series - 2002 2 (Class MF2)
339,504		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	6,800
		Series - 2002 2 (Class BF)
130,243	i	Countrywide Home Equity Loan Trust	0.450	02/15/29	B3	44,851
		Series - 2004 B (Class 1A)
145,780	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	138,845
		Series - 2007 MX1 (Class A1)
3,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	2,003,063
		Series - 2007 1A (Class AF3)
		GMAC Mortgage Corporation Loan Trust 2006-HLTV
2,004,231		A3	5.590	10/25/29	Baa2	1,891,359
		Series - 2006 HLTV (Class A3)
		GMAC Mortgage Corporation Loan Trust 2006-HLTV
2,650,000		A4	5.810	10/25/29	Baa3	1,649,508
		Series - 2006 HLTV (Class A4)
521,308		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	525,717
		Series - 2007 1 (Class A1F)
		HOUSEHOLD CREDIT CARD MASTER NOTE
500,000	i	TRUST I	0.280	04/15/13	Aaa	497,532
		Series - 2007 1 (Class A)
38,706	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	38,763
		Series - 2007 A (Class A3)
742,832	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	730,013
		Series - 2006 1A (Class A)
17,230	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	17,230
		Series - 2006 AA (Class A)
1,000,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	498,884
		Series - 2006 3 (Class AF3)
733,695		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	605,750
		Series - 2003 RZ5 (Class A7)
5,000,000	i	Residential Asset Mortgage Products, Inc	0.850	11/25/34	Aa1	3,535,643
		Series - 2004 RS11 (Class M1)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 340,646	i	Residential Asset Securities Corp	6.490%	10/25/30	Baa1	$281,798
		Series - 2001 KS2 (Class AI6)
250,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	239,795
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	4,833,371
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	675,271
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	237,642
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	403,663
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	2,587,992
		Series - 2006 HI4 (Class A3)
730,189		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	653,160
		Series - 2002 2 (Class AF6)
942,395	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	927,929
		Series - 2006 1A (Class A1)
274,839	g,i	Wachovia Loan Trust	0.590	05/25/35	Aaa	171,896
		Series - 2005 SD1 (Class A)

		TOTAL ASSET BACKED				28,407,995

OTHER MORTGAGE BACKED - 3.44%
340,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/42	Aaa	337,277
		Series - 2005 1 (Class A5)
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	291,355
		Series - 2006 6 (Class A4)
144,371		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	142,567
		Series - 2004 8 (Class 3A1)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	192,179
		Series - 2006 PW14 (Class A4)
110,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	105,226
		Series - 2005 PWR8 (Class A4)
205,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	207,216
		Series - 2004 PWR4 (Class A3)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	596,593
		Series - 2006 T24 (Class A4)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	223,064
		Series - 2004 T16 (Class A6)
1,300,000		Citicorp Mortgage Securities, Inc	5.500	07/25/35	Baa3	881,609
		Series - 2005 4 (Class 1A7)
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	1,047,890
		Series - 2006 CD3 (Class A5)
85,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	77,084
		Series - 2007 C9 (Class A4)
592,577		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	497,632
		Series - 2004 30CB (Class 1A15)
1,800,000		Countrywide Alternative Loan Trust	5.500	10/25/35	B3	666,257

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2005 42CB (Class A12)
$ 423,557		Countrywide Home Loan Mortgage Pass Through Trust	5.250%	09/25/35	NR	$401,623
		Series - 2005 17 (Class 1A10)
496,902	g,i	Credit Suisse Mortgage Capital Certificates	0.410	04/15/22	Aaa	426,019
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
628,548	g,i	Certificate	0.420	05/15/23	Aaa	552,726
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	241,127
		Series - 2003 C3 (Class A5)
615,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	592,490
		Series - 2005 C5 (Class A4)
1,028,237	g	Developers Diversified Realty Corp	3.810	10/14/22	Aaa	1,013,411
		Series - 2009 DDR1 (Class A)
260,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	Aaa	264,468
		Series - 2003 C3 (Class A4)
1,000,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	883,545
		Series - 2007 GG9 (Class A4)
835,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	741,199
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	296,404
		Series - 2006 GG6 (Class A4)
500,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	437,772
		Series - 2006 GG8 (Class A4)
		JP Morgan Chase Commercial Mortgage Securities
225,000	g	Corp	5.630	12/05/27	Aaa	222,878
		Series - 2009 IWST (Class A2)
		JP Morgan Chase Commercial Mortgage Securities
1,000,000	i	Corp	5.260	07/12/37	Aaa	1,025,547
		Series - 2003 CB6 (Class A2)
		JP Morgan Chase Commercial Mortgage Securities
235,000	i	Corp	5.860	04/15/45	Aaa	240,853
		Series - 2006 LDP7 (Class A2)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	406,724
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	Aaa	318,135
		Series - 2005 C2 (Class A5)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	175,890
		Series - 2003 C1 (Class A4)
378,000	i	LB-UBS Commercial Mortgage Trust	6.150	04/15/41	Aaa	349,887
		Series - 2008 C1 (Class A2)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	194,513
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	268,754
		Series - 2006 C1 (Class A4)
220,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	67,164
		Series - 2008 C1 (Class C)
		Merrill Lynch/Countrywide Commercial Mortgage
250,000	i	Trust	5.420	02/12/39	Aaa	240,670
		Series - 2006 1 (Class A4)
		Merrill Lynch/Countrywide Commercial Mortgage
365,000	i	Trust	5.960	08/12/49	Aaa	266,614

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2007 8 (Class AM)
$ 370,000	i	Morgan Stanley Capital I	5.270%	06/13/41	Aaa	$370,603
		Series - 2004 T15 (Class A4)
60,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	56,365
		Series - 0 HQ10 (Class A4)
32,695		Morgan Stanley Capital I	4.810	01/14/42	Aaa	32,683
		Series - 2005 HQ5 (Class A2)
475,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	468,191
		Series - 2005 HQ5 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	361,603
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	97,958
		Series - 2006 HQ9 (Class A4)
940,000		Residential Accredit Loans, Inc	5.750	05/25/35	B2	352,643
		Series - 2005 QS6 (Class A7)
1,108,140	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	858,776
		Series - 2006 N1 (Class N1)
100,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	A2	59,126
		Series - 2007 C30 (Class AM)
250,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	252,900
		Series - 2007 C31 (Class A2)

		TOTAL OTHER MORTGAGE BACKED				17,805,210

		TOTAL STRUCTURED ASSETS				46,213,205

		(Cost $59,559,486)
		TOTAL BONDS				492,901,721

		(Cost $489,105,117)
SHARES

PREFERRED STOCKS - 0.03%

MORTGAGE BACKED - 0.03%
38,322	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/2049	Ca	40,238
110,728	*	Federal National Mortgage Association (FNMA)	8.250	12/30/2049	Ca	121,801

		Total MORTGAGE BACKED				162,039

		TOTAL PREFERRED STOCKS				162,039

		(Cost $3,726,250)

TIAA-CREF MUTUAL FUND- 0.88%
492,931		TIAA-CREF High-Yield Fund				4,549,749

		TOTAL TIAA-CREF MUTUAL FUND				4,549,749

		(Cost $4,890,556)

SHORT-TERM INVESTMENTS - 4.04%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.06%
		Federal Home Loan Bank (FHLB)
$4,515,000		FHLB		02/12/10		4,514,658
		Federal National Mortgage Association (FNMA)
2,205,000		FNMA		02/03/10		2,204,859
3,995,000		FNMA		05/24/10		3,993,133

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				10,712,650

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

U.S. TREASURY BILLS - 1.98%
$ 7,300,000		United States Cash Management Bill		06/10/10		$7,294,204
3,000,000		United States Treasury Bill		05/27/10		2,998,092

		TOTAL U.S. TREASURY BILLS				10,292,296

		TOTAL SHORT-TERM INVESTMENTS				21,004,946

		(Cost $21,003,953)

		TOTAL PORTFOLIO - 101.25%				525,800,805
		(Cost $525,926,985)
		OTHER ASSETS AND LIABILITIES,NET - (1.25)%				(6,500,535)

		NET ASSETS - 100.00%				$519,300,270

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	NR	Not Rated by Moody’s
	plc	Public Limited Company

	†	As provided by Moody’s Investors Services
	*	Non-income producing

	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At 12/31/2009, the value of these securities amounted to $56,727,459 or 10.92% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	n	In default
	o	Payment in Kind Bond

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 94.37% f

CORPORATE BONDS - 33.47%

AGENCY SECURITIES - 6.22%
$ 3,000,000		Bank of America Corp	2.380%	06/22/12	Aaa	$3,056,829
1,000,000		CitiBank NA	1.380	08/10/11	Aaa	1,002,651
2,000,000		Citigroup Funding, Inc	1.880	10/22/12	Aaa	1,992,444
2,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	2,021,416
300,000		General Electric Capital Corp	2.130	12/21/12	Aaa	300,278
2,800,000		GMAC, Inc	1.750	10/30/12	Aaa	2,781,772
1,600,000		GMAC, Inc	2.200	12/19/12	Aaa	1,609,811
500,000		KeyBank NA	3.200	06/15/12	Aaa	518,993
750,000		New York Community Bank	3.000	12/16/11	Aaa	770,257
1,500,000		Regions Bank	3.250	12/09/11	Aaa	1,556,532
1,000,000		Sovereign Bank	2.750	01/17/12	Aaa	1,026,454
1,000,000		State Street Corp	2.150	04/30/12	Aaa	1,013,099
500,000		US Central Federal Credit Union	1.900	10/19/12	Aaa	499,609
500,000		Wells Fargo & Co	2.130	06/15/12	Aaa	505,814

		TOTAL AGENCY SECURITIES				18,655,959

BUSINESS SERVICES - 0.57%
500,000		Daimler Finance North America LLC	5.880	03/15/11	A3	522,788
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	105,041
1,000,000		Oracle Corp	4.950	04/15/13	A2	1,073,061

		TOTAL BUSINESS SERVICES				1,700,890

CHEMICALS AND ALLIED PRODUCTS - 1.65%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	207,474
40,000		Airgas, Inc	4.500	09/15/14	Baa3	40,606
1,000,000		Clorox Co	5.450	10/15/12	Baa2	1,075,162
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	A2	990,631
500,000		Eli Lilly & Co	3.550	03/06/12	A1	520,343
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	1,073,449
500,000		Novartis Capital Corp	4.130	02/10/14	Aa2	525,589
500,000		Pfizer, Inc	4.450	03/15/12	A1	528,825

		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,962,079

COMMUNICATIONS - 1.97%
200,000	g	American Tower Corp	4.630	04/01/15	Baa3	202,291
100,000		AT&T, Inc	7.300	11/15/11	A2	110,107
150,000		AT&T, Inc	4.950	01/15/13	A2	160,032
550,000		Cellco Partnership	3.750	05/20/11	A2	567,141
1,300,000		Cellco Partnership	5.550	02/01/14	A2	1,410,861
175,000	g	DirecTV Holdings LLC	4.750	10/01/14	Ba2	178,384
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	502,500
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	921,309

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,375,000		Time Warner Cable, Inc	6.200%	07/01/13	Baa2	$1,510,377
200,000		Verizon Communications, Inc	4.350	02/15/13	A3	209,205
125,000		Viacom, Inc	4.380	09/15/14	Baa2	128,908

		TOTAL COMMUNICATIONS				5,901,115

DEPOSITORY INSTITUTIONS - 6.33%
500,000	g	Banco Santander Chile	2.880	11/13/12	Aa3	503,679
675,000		Bank of America Corp	7.380	05/15/14	A2	765,932
200,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	210,493
1,000,000		Barclays Bank plc	2.500	01/23/13	Aa3	998,849
125,000		Barclays Bank plc	5.200	07/10/14	Aa3	132,501
600,000		Citigroup, Inc	5.100	09/29/11	A3	620,296
1,000,000		Citigroup, Inc	5.300	10/17/12	A3	1,041,743
2,000,000		Citigroup, Inc	5.500	10/15/14	A3	2,025,061
130,000		Credit Suisse	5.000	05/15/13	Aa1	138,637
500,000		Credit Suisse	5.500	05/01/14	Aa1	542,601
250,000		Deutsche Bank AG.	3.880	08/18/14	Aa1	255,289
500,000	g	FIA Card Services NA	7.130	11/15/12	A1	544,281
483,000	g	ICICI Bank Ltd	5.500	03/25/15	Baa2	480,730
3,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	3,104,945
1,000,000		JPMorgan Chase & Co	4.650	06/01/14	Aa3	1,053,439
1,000,000		JPMorgan Chase & Co	3.700	01/20/15	Aa3	1,002,958
275,000		Northern Trust Corp	4.630	05/01/14	A1	293,046
500,000	g	Shinhan Bank	6.000	06/29/12	A2	531,689
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	Aaa	3,063,149
225,000		State Street Corp	4.300	05/30/14	A1	232,832
250,000		Wachovia Bank NA	5.300	10/15/11	A1	265,380
1,000,000		Wells Fargo & Co	3.750	10/01/14	A1	997,054
200,000		Zions Bancorporation	7.750	09/23/14	Baa3	176,500

		TOTAL DEPOSITORY INSTITUTIONS				18,981,084

ELECTRIC, GAS, AND SANITARY SERVICES - 1.41%
180,000		Alliant Energy Corp	1.000	10/15/14	Baa1	180,046
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa1	284,641
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A1	546,993
535,000	g	Enel Finance International S.A.	3.880	10/07/14	A2	541,515
125,000		FirstEnergy Solutions Corp	4.800	02/15/15	Baa2	127,587
500,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	545,554
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	662,533
500,000		PG&E Corp	5.750	04/01/14	Baa1	538,942
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	Aa2	523,822
250,000		Veolia Environnement	5.250	06/03/13	A3	264,398

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				4,216,031

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.48%
250,000		Amphenol Corp	4.750	11/15/14	Baa3	250,088
668,000		Cisco Systems, Inc	2.900	11/17/14	A1	666,783
250,000		L-3 Communications Corp	6.380	10/15/15	Ba2	250,937
75,000		Tyco International Finance S.A.	4.130	10/15/14	Baa1	76,667
200,000		Whirlpool Corp	8.000	05/01/12	Baa3	216,681

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,461,156

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.17%
$ 500,000	g	National Agricultural Cooperative Federation	5.000%	09/30/14	A2	$518,215

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				518,215

FOOD AND KINDRED PRODUCTS - 0.86%
600,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	645,615
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	Baa3	1,001,065
600,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	656,651
125,000		General Mills, Inc	5.250	08/15/13	Baa1	134,855
125,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	135,927

		TOTAL FOOD AND KINDRED PRODUCTS				2,574,113

FOOD STORES - 0.35%
1,000,000		Kroger Co	5.000	04/15/13	Baa2	1,057,515

		TOTAL FOOD STORES				1,057,515

GENERAL MERCHANDISE STORES - 0.34%
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	1,005,249

		TOTAL GENERAL MERCHANDISE STORES				1,005,249

HOLDING AND OTHER INVESTMENT OFFICES - 0.26%
130,000		Boston Properties LP	6.250	01/15/13	Baa2	138,547
210,000		Duke Realty LP	5.630	08/15/11	Baa2	214,993
75,000		Duke Realty LP	7.380	02/15/15	Baa2	79,094
100,000	g	PPF Funding, Inc	5.350	04/15/12	Baa2	90,533
25,000		ProLogis	5.500	04/01/12	Baa2	25,309
75,000		ProLogis	5.500	03/01/13	Baa2	74,195
150,000		Simon Property Group LP	6.750	05/15/14	A3	159,852

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				782,523

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.73%
50,000		Black & Decker Corp	8.950	04/15/14	Baa3	59,114
300,000		Hewlett-Packard Co	4.250	02/24/12	A2	314,681
200,000		Hewlett-Packard Co	2.950	08/15/12	A2	204,092
100,000		Hewlett-Packard Co	4.750	06/02/14	A2	106,786
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,083,227
125,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	149,367
250,000		ITT Corp	4.900	05/01/14	Baa1	261,964

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,179,231

INSTRUMENTS AND RELATED PRODUCTS - 0.46%
125,000		Agilent Technologies, Inc	4.450	09/14/12	Baa3	129,332
250,000		Boston Scientific Corp	4.500	01/15/15	Ba1	250,510
120,000		St. Jude Medical, Inc	3.750	07/15/14	Baa1	121,295
200,000	g	Thermo Fisher Scientific, Inc	2.150	12/28/12	Baa1	197,239
245,000	g	Thermo Fisher Scientific, Inc	3.250	11/18/14	Baa1	240,198
250,000		Xerox Corp	7.630	06/15/13	Baa2	254,988
175,000		Xerox Corp	8.250	05/15/14	Baa2	200,747

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,394,309

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

INSURANCE CARRIERS - 0.81%
$ 1,020,000		Progressive Corp	6.380%	01/15/12	A1	$1,093,106
1,000,000		Prudential Financial, Inc	5.800	06/15/12	Baa2	1,053,996
250,000		United Health Group, Inc	4.880	02/15/13	Baa1	261,566

		TOTAL INSURANCE CARRIERS				2,408,668

METAL MINING - 0.07%
200,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	215,807

		TOTAL METAL MINING				215,807

MISCELLANEOUS RETAIL - 0.55%
1,000,000		CVS Caremark Corp	4.880	09/15/14	Baa2	1,059,412
500,000		Staples, Inc	9.750	01/15/14	Baa2	609,226

		TOTAL MISCELLANEOUS RETAIL				1,668,638

NONDEPOSITORY INSTITUTIONS - 4.71%
250,000		American Express Centurion Bank	5.550	10/17/12	A2	267,357
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,290,688
150,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	179,991
500,000	g	CDP Financial, Inc	3.000	11/25/14	Aaa	487,905
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	Aaa	3,023,549
1,000,000	i	Countrywide Financial Corp	0.720	05/07/12	A2	976,750
1,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	1,014,490
400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	405,610
2,000,000		General Electric Capital Corp	2.630	12/28/12	Aaa	2,036,826
275,000		General Electric Capital Corp	5.900	05/13/14	Aa2	297,295
500,000		General Electric Capital Corp	3.750	11/14/14	Aa2	499,127
1,250,000		HSBC Finance Corp	5.250	01/14/11	A3	1,294,120
500,000		HSBC Finance Corp	4.750	07/15/13	A3	520,621
500,000	g	Hutchison Whampoa International	4.630	09/11/15	A3	504,495
338,000	g	Hyundai Capital Services, Inc	6.000	05/05/15	Baa2	352,927
172,000		International Lease Finance Corp	5.750	06/15/11	B1	158,034
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	270,106
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	A1	538,322

		TOTAL NONDEPOSITORY INSTITUTIONS				14,118,213

OIL AND GAS EXTRACTION - 0.76%
200,000		Baker Hughes, Inc	6.500	11/15/13	A2	225,755
250,000		BJ Services Co	5.750	06/01/11	Baa1	264,036
250,000	g	Cenovus Energy, Inc	4.500	09/15/14	Baa2	258,062
500,000		Devon Energy Corp	5.630	01/15/14	Baa1	540,147
225,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	237,618
500,000	g	Petroleos Mexicanos	4.880	03/15/15	Baa1	498,150
250,000		XTO Energy, Inc	4.630	06/15/13	Baa2	265,794

		TOTAL OIL AND GAS EXTRACTION				2,289,562

PAPER AND ALLIED PRODUCTS - 0.35%
1,000,000		Bemis Co, Inc	5.650	08/01/14	Baa1	1,064,385

		TOTAL PAPER AND ALLIED PRODUCTS				1,064,385

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

PETROLEUM AND COAL PRODUCTS - 0.56%
$ 275,000		BP Capital Markets plc	3.630%	05/08/14	Aa1	$281,326
500,000		BP Capital Markets plc	3.880	03/10/15	Aa1	513,707
300,000		Chevron Corp	3.450	03/03/12	Aa1	311,795
350,000		ConocoPhillips	4.600	01/15/15	A1	371,697
75,000		Hess Corp	7.000	02/15/14	Baa2	84,380
100,000		Statoil ASA	2.900	10/15/14	Aa2	99,586

		TOTAL PETROLEUM AND COAL PRODUCTS				1,662,491

PRIMARY METAL INDUSTRIES - 0.04%
110,000		ArcelorMittal	5.380	06/01/13	Baa3	116,078

		TOTAL PRIMARY METAL INDUSTRIES				116,078

PRINTING AND PUBLISHING - 0.36%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	1,073,078

		TOTAL PRINTING AND PUBLISHING				1,073,078

RAILROAD TRANSPORTATION - 0.61%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	1,076,924
500,000		Canadian National Railway Co	4.950	01/15/14	A3	533,906
200,000		Union Pacific Corp	5.130	02/15/14	Baa2	212,359

		TOTAL RAILROAD TRANSPORTATION				1,823,189

SECURITY AND COMMODITY BROKERS - 1.71%
500,000		BlackRock, Inc	3.500	12/10/14	A1	493,721
350,000		Charles Schwab Corp	4.950	06/01/14	A2	369,227
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	387,500
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	A1	77,273
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	699,180
190,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	200,994
260,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	284,380
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	150
500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	535,616
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	315,681
1,000,000		Morgan Stanley	5.300	03/01/13	A2	1,053,995
525,000		Morgan Stanley	6.000	05/13/14	A2	564,481
150,000		Morgan Stanley	6.000	04/28/15	A2	159,783

		TOTAL SECURITY AND COMMODITY BROKERS				5,141,981

TOBACCO PRODUCTS - 0.15%
150,000		Philip Morris International, Inc	4.880	05/16/13	A2	158,348
250,000		Philip Morris International, Inc	6.880	03/17/14	A2	283,280

		TOTAL TOBACCO PRODUCTS				441,628

TRANSPORTATION EQUIPMENT - 0.30%
285,000		Boeing Co	5.000	03/15/14	A2	306,816
550,000		Honeywell International, Inc	5.630	08/01/12	A2	600,881

		TOTAL TRANSPORTATION EQUIPMENT				907,697

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.69%
$ 700,000	Anheuser-Busch InBev Worldwide, Inc	4.130%	01/15/15	Baa2	$710,746
1,000,000	McKesson Corp	6.500	02/15/14	Baa3	1,106,164
250,000	Procter & Gamble Co	4.600	01/15/14	Aa3	266,194

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,083,104

	TOTAL CORPORATE BONDS				100,403,988

	(Cost $97,728,706)

GOVERNMENT BONDS - 56.41%

AGENCY SECURITIES - 19.46%
4,400,000	Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	4,501,746
1,000,000	Federal Home Loan Bank (FHLB)	2.380	04/30/10	Aaa	1,007,197
1,200,000	FHLB	3.630	09/16/11	Aaa	1,252,070
6,500,000	Federal Home Loan Mortgage Corp (FHLMC)	4.880	02/09/10	Aaa	6,529,899
2,700,000	FHLMC	7.000	03/15/10	Aaa	2,736,504
2,000,000	FHLMC	3.250	07/16/10	Aaa	2,033,062
4,000,000	FHLMC	2.130	09/21/12	Aaa	4,042,544
230,000	FHLMC	2.500	04/23/14	Aaa	229,865
5,900,000	Federal National Mortgage Association (FNMA)	7.130	06/15/10	Aaa	6,083,685
250,000	FNMA	3.250	08/12/10	Aaa	254,453
2,500,000	FNMA	1.380	04/28/11	Aaa	2,518,385
3,000,000	FNMA	2.000	01/09/12	Aaa	3,043,629
3,000,000	FNMA	0.880	01/12/12	Aaa	2,976,891
2,000,000	FNMA	3.630	02/12/13	Aaa	2,097,700
1,500,000	FNMA	2.750	03/13/14	Aaa	1,512,740
1,000,000	FNMA	2.500	05/15/14	Aaa	998,038
2,000,000	FNMA	3.000	09/16/14	Aaa	2,025,354
5,000,000	FNMA	2.630	11/20/14	Aaa	4,961,230
7,000,000	Private Export Funding Corp	4.900	12/15/11	Aaa	7,497,581
2,000,000	Private Export Funding Corp	3.550	04/15/13	Aaa	2,090,908

	TOTAL AGENCY SECURITIES				58,393,481

FOREIGN GOVERNMENT BONDS - 4.55%
500,000	Belgium Government International Bond	2.880	09/15/14	Aa1	496,467
1,000,000	Canada Government International Bond	2.380	09/10/14	Aaa	982,633
250,000	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	258,032
1,100,000	Eksportfinans A/S	5.000	02/14/12	Aa1	1,172,459
300,000	Export-Import Bank of Korea	8.130	01/21/14	A2	348,266
1,000,000	Federal Republic of Germany	3.880	06/01/10	Aaa	1,013,044
1,500,000	International Finance Corp	5.130	05/02/11	Aaa	1,574,201
1,000,000	Japan Finance Corp	2.000	06/24/11	Aa2	1,012,059
433,000	Korea Expressway Corp	4.500	03/23/15	A2	441,175
500,000	Province of Manitoba Canada	5.000	02/15/12	Aa1	534,053
600,000	Province of Ontario Canada	3.130	09/08/10	Aa1	611,172
2,000,000	Province of Ontario Canada	2.630	01/20/12	Aa1	2,041,076
1,200,000	Province of Ontario Canada	4.100	06/16/14	Aa1	1,252,338
791,000	Qatar Govt International Bond	4.000	01/20/15	Aa2	792,978

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 500,000		Republic of Korea	5.750%	04/16/14	A2	$546,530
516,000		United Mexican States	5.880	02/17/14	Baa1	561,150

		TOTAL FOREIGN GOVERNMENT BONDS				13,637,633

MORTGAGE BACKED - 0.41%
338,517		Federal Home Loan Mortgage Corp	5.130	10/15/15		347,246
81,845		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		88,069
361,726		FGLMC	5.500	01/01/19		385,624
320,363		FGLMC	5.500	01/01/19		341,528
42,520		Federal National Mortgage Association (FNMA)	5.000	06/01/13		43,901

		TOTAL MORTGAGE BACKED				1,206,368

U.S. TREASURY SECURITIES - 31.99%
937,500		United States Treasury Note	0.880	05/31/11		938,635
500		United States Treasury Note	1.000	08/31/11		500
3,927,000		United States Treasury Note	1.000	09/30/11		3,925,928
12,000,000		United States Treasury Note	0.750	11/30/11		11,921,724
21,211,000		United States Treasury Note	4.630	12/31/11		22,662,639
16,401,000		United States Treasury Note	1.380	09/15/12		16,324,113
60,000		United States Treasury Note	1.380	10/15/12		59,663
100,000		United States Treasury Note	1.380	11/15/12		99,281
7,395,000		United States Treasury Note	3.130	09/30/13		7,685,601
3,654,900		United States Treasury Note	2.750	10/31/13		3,743,133
14,949,000		United States Treasury Note	2.000	11/30/13		14,869,591
2,318,000		United States Treasury Note	1.880	04/30/14		2,270,372
45,000		United States Treasury Note	2.250	05/31/14		44,694
1,635,000		United States Treasury Note	2.630	06/30/14		1,646,880
7,990,000		United States Treasury Note	2.380	08/31/14		7,931,321
1,865,000		United States Treasury Note	2.380	10/31/14		1,844,746

		TOTAL U.S. TREASURY SECURITIES				95,968,821

		TOTAL GOVERNMENT BONDS				169,206,303

		(Cost $166,020,488)

STRUCTURED ASSETS - 4.49%

ASSET BACKED - 4.41%
230,520		Aames Mortgage Trust	6.900	06/25/32	Aaa	141,010
		Series - 2002 1 (Class A3)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	0
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	Aaa	516,286
		Series - 2009 2A (Class A)
204,981		Centex Home Equity	5.540	01/25/32	Aaa	193,139
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	115,766
		Series - 2004 2 (Class 1B)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	174,755
		Series - 2004 2 (Class 1M2)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	76,266

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

		Series - 2002 2 (Class MF2)
$ 339,504		CIT Group Home Equity Loan Trust	6.830%	06/25/33	Ca	$6,800
		Series - 2002 2 (Class BF)
223,136	i	Countrywide Asset-Backed Certificates	0.340	06/25/21	Caa1	182,518
		Series - 2006 S3 (Class A1)
2,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	1,335,375
		Series - 2007 1A (Class AF3)
1,512,627		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	1,427,441
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,244,912
		Series - 2006 HLTV (Class A4)
12,902	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	12,921
		Series - 2007 A (Class A3)
1,039,964	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,022,018
		Series - 2006 1A (Class A)
15,203	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	15,203
		Series - 2006 AA (Class A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Caa2	249,442
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	2,761,926
		Series - 2006 HI2 (Class A3)
1,600,633		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,557,379
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	877,853
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	134,554
		Series - 2006 HI1 (Class M2)
730,189		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	653,160
		Series - 2002 2 (Class AF6)
523,553	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	515,516
		Series - 2006 1A (Class A1)

		TOTAL ASSET BACKED				13,214,240

OTHER MORTGAGE BACKED - 0.08%
242,850		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	241,756
		Series - 2003 9 (Class 1A4)

		TOTAL OTHER MORTGAGE BACKED				241,756

		TOTAL STRUCTURED ASSETS				13,455,996

		(Cost $18,875,063)
		TOTAL BONDS				283,066,287

		(Cost $282,624,257)

SHARES		COMPANY

PREFERRED STOCKS - 0.03%

MORTGAGE BACKED - 0.03%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380%	12/30/49	Ca	16,525
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	61,425

		Total MORTGAGE BACKED				77,950

		TOTAL PREFERRED STOCKS				77,950

		(Cost $1,789,475)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

	TOTAL INVESTMENTS - 94.40%				$283,144,237
	(Cost $284,413,732)
	OTHER ASSETS AND LIABILITIES, NET - 5.60%				16,807,971

	NET ASSETS - 100.00%				$299,952,208

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not Rated by Moody’s
plc	Public Limited Company

†	As provided by Moody’s Investors Services

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At 12/31/2009, the value of these securities amounted to $15,542,077 or 5.18% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009
m	Indicates a security that has been deemed illiquid.
n	In default

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 3.48%

APPAREL AND ACCESSORY STORES - 0.37%
$ 2,000,000	j	Hanesbrands, Inc	0.000%	11/17/15	Ba1	$2,011,940

		TOTAL APPAREL AND ACCESSORY STORES				2,011,940

BUSINESS SERVICES - 0.33%
2,000,000	j	Ceridian Corp	0.000	11/08/14	B1	1,796,660

		TOTAL BUSINESS SERVICES				1,796,660

CHEMICALS AND ALLIED PRODUCTS - 2.02%
3,000,000	j	Mylan, Inc	0.000	10/02/14	Ba3	2,930,310
3,000,000	j	Nalco Co	0.000	05/13/16	Ba1	3,023,040
5,033,072	j	Solutia, Inc	0.000	02/28/14	Ba3	5,101,673

		TOTAL CHEMICALS AND ALLIED PRODUCTS				11,055,023

ELECTRIC, GAS, AND SANITARY SERVICES - 0.32%
2,150,500	i	Texas Competitive Electric Holdings Co LLC	3.820	10/10/14	B1	1,741,238

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,741,238

SECURITY AND COMMODITY BROKERS - 0.44%
2,718,383	i	Nuveen Investments, Inc	5.220	11/13/14	B3	2,376,030

		TOTAL SECURITY AND COMMODITY BROKERS				2,376,030

		TOTAL BANK LOAN OBLIGATIONS				18,980,891

		(Cost $18,210,595)

CORPORATE BONDS - 92.81%

AMUSEMENT AND RECREATION SERVICES - 3.22%
2,150,000	g	Ameristar Casinos, Inc	9.250	06/01/14	B2	2,230,625
2,175,000	g	Peninsula Gaming LLC	8.380	08/15/15	Ba2	2,169,563
3,000,000	g	Penn National Gaming, Inc	8.750	08/15/19	B1	3,067,499
2,175,000	g	Pokagon Gaming Authority	10.380	06/15/14	B2	2,262,000
1,425,000	g	Seminole Indian Tribe of Florida	7.800	10/01/20	Ba1	1,208,714
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,741,250
2,000,000		Speedway Motorsports, Inc	8.750	06/01/16	Ba1	2,110,000
1,750,000		WMG Acquisition Corp	7.380	04/15/14	B1	1,690,938
1,000,000	g	WMG Acquisition Corp	9.500	06/15/16	Ba2	1,071,250

		TOTAL AMUSEMENT AND RECREATION SERVICES				17,551,839

AUTO REPAIR, SERVICES AND PARKING - 0.78%
3,150,000		Hertz Corp	8.880	01/01/14	B2	3,220,875
975,000		Hertz Corp	10.500	01/01/16	B3	1,040,813

		TOTAL AUTO REPAIR, SERVICES AND PARKING				4,261,688

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.80%
$ 2,755,000		Asbury Automotive Group, Inc	8.000%	03/15/14	Caa1	$2,706,788
1,690,000		Sonic Automotive, Inc	8.630	08/15/13	Caa3	1,681,550

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,388,338

BUSINESS SERVICES - 6.92%
1,394,000		Ceridian Corp	11.250	11/15/15	Caa2	1,329,528
1,795,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba3	1,723,200
2,500,000		Iron Mountain, Inc	7.750	01/15/15	B2	2,512,500
1,685,000		Iron Mountain, Inc	8.380	08/15/21	B2	1,739,763
1,750,000	g	JDA Software Group, Inc	8.000	12/15/14	B1	1,785,000
2,000,000		Lamar Media Corp	7.250	01/01/13	B2	1,995,000
4,140,000		Lamar Media Corp	9.750	04/01/14	Ba3	4,569,525
625,000		Lamar Media Corp	6.630	08/15/15	B2	600,000
2,800,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	2,978,499
3,000,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	3,127,500
3,000,000	j	Nielsen Finance LLC	0.000	08/01/16	Caa1	2,737,500
3,597,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,543,045
860,000	g	Scientific Games Corp	7.880	06/15/16	Ba3	864,300
1,000,000		Scientific Games Corp	9.250	06/15/19	Ba3	1,050,000
4,500,000		Sungard Data Systems, Inc	9.130	08/15/13	Caa1	4,612,500
875,000		Sungard Data Systems, Inc	10.630	05/15/15	Caa1	963,594
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,586,850

		TOTAL BUSINESS SERVICES				37,718,304

CHEMICALS AND ALLIED PRODUCTS - 2.15%
2,533,000	g	Airgas, Inc	7.130	10/01/18	Ba1	2,640,653
1,220,000	g	Georgia Gulf Corp	9.000	01/15/17	B3	1,232,200
1,750,000	g	JohnsonDiversey, Inc	8.250	11/15/19	B3	1,771,875
572,000		Nalco Co	8.880	11/15/13	B2	589,160
1,750,000	g	Nalco Co	8.250	05/15/17	Ba2	1,859,375
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	Caa2	1,623,720
1,960,000		Solutia, Inc	8.750	11/01/17	B2	2,040,850

		TOTAL CHEMICALS AND ALLIED PRODUCTS				11,757,833

COAL MINING - 2.48%
1,000,000	g	Arch Coal, Inc	8.750	08/01/16	B1	1,057,500
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	3,027,126
4,200,000	g	Cloud Peak Energy Resources LLC	8.250	12/15/17	B1	4,200,000
1,000,000	g	Cloud Peak Energy Resources LLC	8.500	12/15/19	B1	1,020,000
666,000	g	Drummond Co, Inc	9.000	10/15/14	B1	698,468
2,581,000	g,n	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	1,526,016
2,025,000		Peabody Energy Corp	6.880	03/15/13	Ba1	2,047,781

		TOTAL COAL MINING				13,576,891

COMMUNICATIONS - 14.15%
1,652,000		Allbritton Communications Co	7.750	12/15/12	Caa1	1,625,155
1,835,000	g	Cablevision Systems Corp	8.630	09/15/17	B1	1,910,694
2,250,000	g	CC HOLDINGS GS V LLC	7.750	05/01/17	Baa3	2,396,250
4,375,000	g	Charter Communications Operating LLC	8.000	04/30/12	B1	4,495,313
1,530,000		Citizens Communications Co	7.130	03/15/19	Ba2	1,445,850

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,450,000	g	Clear Channel Worldwide Holdings, Inc	9.250%	12/15/17	B2	$1,493,500
350,000	g	Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	B2	357,000
1,750,000	g	Clearwire Communications LLC	12.000	12/01/15	Caa1	1,776,250
2,000,000		Cricket Communications, Inc	7.750	05/15/16	Ba2	1,995,000
2,600,000	g	CSC Holdings LLC	8.630	02/15/19	Ba3	2,798,250
3,250,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	3,461,250
8,960,000		DISH DBS Corp	7.880	09/01/19	Ba3	9,396,800
2,000,000		Echostar DBS Corp	6.630	10/01/14	Ba3	2,017,500
3,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	3,247,500
5,000,000	g	Intelsat Jackson Holdings Ltd	8.500	11/01/19	B3	5,150,000
2,000,000		Intelsat Subsidiary Holding Co Ltd	8.500	01/15/13	B3	2,040,000
1,000,000		Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	1,035,000
2,250,000	g	Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	2,317,500
2,000,000		MetroPCS Wireless, Inc	9.250	11/01/14	B3	2,025,000
700,000		Qwest Corp	8.880	03/15/12	Ba1	752,500
625,000	g	SBA Telecommunications, Inc	8.000	08/15/16	Ba2	653,125
465,000	g	SBA Telecommunications, Inc	8.250	08/15/19	Ba2	492,900
10,724,000		Sprint Capital Corp	6.900	05/01/19	Ba3	9,866,079
750,000		Sprint Capital Corp	6.880	11/15/28	Ba3	623,438
750,000		Sprint Capital Corp	8.750	03/15/32	Ba3	706,875
430,000	g	Univision Communications, Inc	12.000	07/01/14	B2	473,538
1,250,000		Videotron Ltee	6.880	01/15/14	Ba2	1,256,250
9,300,000		Virgin Media Finance plc	9.500	08/15/16	B2	9,985,874
1,300,000		Windstream Corp	8.130	08/01/13	Ba3	1,348,750

		TOTAL COMMUNICATIONS				77,143,141

DEPOSITORY INSTITUTIONS - 2.65%
2,000,000	g	Banco do Brasil Cayman	8.500	12/30/49	Baa2	2,130,000
1,750,000	i	Bank of America Corp	8.000	12/30/49	Ba3	1,684,795
3,500,000	i	Bank of America Corp	8.130	12/30/49	Ba3	3,369,590
3,000,000	i	CITIGROUP CAPITAL XXI	8.300	12/21/57	Baa3	2,887,500
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	Baa1	2,681,796
2,135,000	g,i	Standard Chartered plc	6.410	12/30/49	Baa2	1,694,603

		TOTAL DEPOSITORY INSTITUTIONS				14,448,284

EATING AND DRINKING PLACES - 0.64%
3,200,000		Wendys	10.000	07/15/16	B2	3,488,000

		TOTAL EATING AND DRINKING PLACES				3,488,000

ELECTRIC, GAS, AND SANITARY SERVICES - 8.59%
2,000,000	g	AES Corp	8.750	05/15/13	Ba3	2,050,000
2,813,000		AES Corp	7.750	03/01/14	B1	2,855,195
1,500,000		AES Corp	8.000	10/15/17	B1	1,539,375
1,414,000		CMS Energy Corp	8.750	06/15/19	Ba1	1,547,682
3,006,000		Dynegy Holdings, Inc	8.750	02/15/12	B3	3,156,300
1,275,000		Edison Mission Energy	7.500	06/15/13	B2	1,198,500
2,150,000	g	El Paso Corp	7.750	07/15/11	Ba3	2,204,096
2,595,000		El Paso Corp	12.000	12/12/13	Ba3	3,042,638
3,750,000		El Paso Corp	8.250	02/15/16	Ba3	4,003,124
2,600,000		El Paso Corp	7.750	01/15/32	Ba3	2,458,594
1,500,000	g	Intergen NV	9.000	06/30/17	Ba3	1,563,750
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	2,005,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 2,315,000		Mirant North America LLC	7.380%	12/31/13	B1	$2,288,956
3,500,000		NRG Energy, Inc	7.250	02/01/14	B1	3,543,750
1,620,000		NRG Energy, Inc	7.380	02/01/16	B1	1,622,025
2,000,000		NRG Energy, Inc	8.500	06/15/19	B1	2,050,000
2,100,000		Reliant Energy, Inc	7.630	06/15/14	B2	2,079,000
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	B2	4,834,253
1,526,000		Sabine Pass LNG LP	7.500	11/30/16	B2	1,270,395
1,500,000		Sierra Pacific Resources	8.630	03/15/14	Ba3	1,554,375

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				46,867,008

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.88%
1,800,000		Hynix Semiconductor, Inc	4.500	12/14/12	NR	1,761,197
2,000,000		L-3 Communications Corp	6.130	07/15/13	Ba2	2,020,000
1,000,000		L-3 Communications Corp	6.130	01/15/14	Ba2	1,006,250

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				4,787,447

FABRICATED METAL PRODUCTS - 3.02%
610,000		Ball Corp	6.880	12/15/12	Ba1	617,625
2,460,000		Ball Corp	7.130	09/01/16	Ba1	2,521,500
480,000		Ball Corp	7.380	09/01/19	Ba1	493,200
520,000		Crown Americas LLC	7.630	11/15/13	B1	536,900
1,000,000		Crown Americas LLC	7.750	11/15/15	B1	1,035,000
2,540,000	g	Crown Americas LLC	7.630	05/15/17	B1	2,635,250
6,000,000	g	Reynolds Group Issuer, Inc	7.750	10/15/16	B1	6,135,000
1,475,000		Silgan Holdings, Inc	6.750	11/15/13	B1	1,489,750
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	Ba3	1,027,500

		TOTAL FABRICATED METAL PRODUCTS				16,491,725

FOOD AND KINDRED PRODUCTS - 1.98%
4,015,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	4,275,975
2,000,000	g	Del Monte Corp	7.500	10/15/19	B1	2,060,000
2,720,000	g	Smithfield Foods, Inc	10.000	07/15/14	Ba3	2,951,200
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	Caa1	1,507,365

		TOTAL FOOD AND KINDRED PRODUCTS				10,794,540

FOOD STORES - 2.43%
3,100,000		Couche-Tard US LP	7.500	12/15/13	Ba1	3,154,250
3,250,000		Ingles Markets, Inc	8.880	05/15/17	B1	3,380,000
4,108,000		Stater Brothers Holdings	8.130	06/15/12	B2	4,149,080
2,526,000		Stater Brothers Holdings	7.750	04/15/15	B2	2,563,890

		TOTAL FOOD STORES				13,247,220

GENERAL BUILDING CONTRACTORS - 0.17%
900,000	g	Corp GEO SAB de C.V.	8.880	09/25/14	Ba3	929,250

		TOTAL GENERAL BUILDING CONTRACTORS				929,250

GENERAL MERCHANDISE STORES - 0.94%
2,000,000		Macy’s Retail Holdings, Inc	8.880	07/15/15	Ba2	2,205,000
3,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	Ba2	2,925,000

		TOTAL GENERAL MERCHANDISE STORES				5,130,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

HEALTH SERVICES - 6.13%
$ 4,000,000	g	Apria Healthcare Group, Inc	11.250%	11/01/14	Ba2	$4,389,999
2,265,000	g	Apria Healthcare Group, Inc	12.380	11/01/14	B1	2,491,500
5,750,000		Community Health Services	8.880	07/15/15	B3	5,951,250
961,000		DaVita, Inc	6.630	03/15/13	B1	963,403
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,854,625
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	2,420,000
3,860,000		HCA, Inc	9.130	11/15/14	B2	4,072,300
3,155,000	o	HCA, Inc	9.630	11/15/16	B2	3,415,288
150,000	g	HCA, Inc	9.880	02/15/17	B2	165,750
4,000,000	g	HCA, Inc	8.500	04/15/19	Ba3	4,309,999
1,500,000	g	HCA, Inc	7.880	02/15/20	Ba3	1,561,875
900,000		HCA, Inc	7.500	11/06/33	Caa1	787,083
1,000,000		US Oncology, Inc	9.130	08/15/17	Ba3	1,050,000

		TOTAL HEALTH SERVICES				33,433,072

HOLDING AND OTHER INVESTMENT OFFICES - 1.75%
3,445,000		Developers Diversified Realty Corp	5.380	10/15/12	Baa3	3,237,800
1,750,000		Developers Diversified Realty Corp	9.630	03/15/16	Baa3	1,826,946
2,500,000	g	DuPont Fabros Technology LP	8.500	12/15/17	Ba2	2,540,625
2,000,000		Highwoods Realty LP	7.500	04/15/18	Baa3	1,946,820

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				9,552,191

HOTELS AND OTHER LODGING PLACES - 0.41%
2,040,000	g	MGM Mirage	10.380	05/15/14	B1	2,213,400

		TOTAL HOTELS AND OTHER LODGING PLACES				2,213,400

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.33%
1,650,000	g	Seagate Technology International	10.000	05/01/14	Ba1	1,823,250

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,823,250

INSURANCE CARRIERS - 0.89%
1,975,000		American Financial Group, Inc	9.880	06/15/19	Baa2	2,214,451
4,000,000	i	American International Group, Inc	8.180	05/15/58	Ba2	2,640,000

		TOTAL INSURANCE CARRIERS				4,854,451

JUSTICE, PUBLIC ORDER AND SAFETY - 0.89%
1,000,000		Corrections Corp of America	6.250	03/15/13	Ba2	1,005,000
1,250,000		Corrections Corp of America	6.750	01/31/14	Ba2	1,250,000
2,500,000		Corrections Corp of America	7.750	06/01/17	Ba2	2,575,000

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				4,830,000

LEGAL SERVICES - 0.31%
1,000,000		FTI Consulting, Inc	7.630	06/15/13	Ba2	1,013,750
649,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	657,113

		TOTAL LEGAL SERVICES				1,670,863

METAL MINING - 1.66%
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	1,866,975
4,250,000		Teck Resources Ltd	9.750	05/15/14	Ba2	4,903,438
1,900,000		Teck Resources Ltd	10.750	05/15/19	Ba2	2,270,500

		TOTAL METAL MINING				9,040,913

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MISCELLANEOUS RETAIL - 2.34%
$ 1,198,000		Ferrellgas Partners LP	6.750%	05/01/14	Ba3	$1,180,030
1,440,000	g	Ferrellgas Partners LP	9.130	10/01/17	Ba3	1,522,800
2,600,000	g	QVC, Inc	7.500	10/01/19	Ba2	2,652,000
1,600,000		Rite Aid Corp	10.380	07/15/16	Caa2	1,696,000
1,500,000		Rite Aid Corp	7.500	03/01/17	Caa2	1,410,000
4,114,000		Susser Holdings LLC	10.630	12/15/13	B3	4,288,845

		TOTAL MISCELLANEOUS RETAIL				12,749,675

NONDEPOSITORY INSTITUTIONS - 3.55%
2,000,000		American General Finance Corp	5.380	10/01/12	B2	1,608,222
5,160,000		American General Finance Corp	6.900	12/15/17	B2	3,582,866
2,978,000	g	CCL Finance Ltd	9.500	08/15/14	Ba3	3,201,350
2,000,000		Ford Motor Credit Co	7.380	02/01/11	B3	2,040,772
3,348,000		Ford Motor Credit Co	9.880	08/10/11	B3	3,505,429
2,382,000		Ford Motor Credit Co	7.000	10/01/13	B3	2,378,413
875,000		Ford Motor Credit Co	12.000	05/15/15	B3	1,014,675
2,000,000		Ford Motor Credit Co	8.000	12/15/16	B3	2,002,658

		TOTAL NONDEPOSITORY INSTITUTIONS				19,334,385

OIL AND GAS EXTRACTION - 6.62%
5,550,000		Atlas Energy Operating Co LLC	10.750	02/01/18	B3	6,132,750
1,340,000		Berry Petroleum Co	10.250	06/01/14	B2	1,457,250
1,265,000		Chesapeake Energy Corp	7.630	07/15/13	Ba3	1,325,088
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	1,017,500
250,000		Chesapeake Energy Corp	9.500	02/15/15	Ba3	274,375
4,375,000		Chesapeake Energy Corp	6.880	11/15/20	Ba3	4,221,874
2,276,000		Cimarex Energy Co	7.130	05/01/17	Ba3	2,298,760
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,422,050
2,000,000		Encore Acquisition Co	9.500	05/01/16	B1	2,110,000
675,000		Encore Acquisition Co	7.250	12/01/17	B1	675,000
1,652,000		Ferrellgas Escrow LLC	6.750	05/01/14	Ba3	1,627,220
1,600,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	Baa3	1,790,000
3,000,000		Pioneer Natural Resources Co	6.880	05/01/18	Ba1	2,968,259
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	B1	1,350,938
2,100,000		Plains Exploration & Production Co	8.630	10/15/19	B1	2,157,750
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,266,908
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,802,500
250,000		Range Resources Corp	7.250	05/01/18	Ba3	255,000
900,000		Southwestern Energy Co	7.500	02/01/18	Ba2	954,000

		TOTAL OIL AND GAS EXTRACTION				36,107,222

PAPER AND ALLIED PRODUCTS - 3.85%
1,985,000		Cenveo Corp	7.880	12/01/13	Caa1	1,836,125
1,100,000	g	Cenveo Corp	10.500	08/15/16	B3	1,127,500
1,000,000		Domtar Corp	7.130	08/15/15	Ba3	1,005,000
1,519,000		Domtar Corp	10.750	06/01/17	Ba3	1,784,825
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,701,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 8,000,000	g	Georgia-Pacific LLC	8.250%	05/01/16	Ba3	$8,479,999
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,234,800
1,900,000		Greif, Inc	7.750	08/01/19	Ba2	1,938,000
2,000,000		Verso Paper Holdings LLC	9.130	08/01/14	B2	1,910,000

		TOTAL PAPER AND ALLIED PRODUCTS				21,017,249

PERSONAL SERVICES - 0.43%
2,400,000		Mac-Gray Corp	7.630	08/15/15	B3	2,331,000

		TOTAL PERSONAL SERVICES				2,331,000

PETROLEUM AND COAL PRODUCTS - 1.66%
6,000,000	g	Ashland, Inc	9.130	06/01/17	Ba3	6,585,000
1,750,000		Frontier Oil Corp	8.500	09/15/16	Ba3	1,820,000
600,000		Tesoro Corp	9.750	06/01/19	Ba1	621,000

		TOTAL PETROLEUM AND COAL PRODUCTS				9,026,000

PRIMARY METAL INDUSTRIES - 0.52%
272,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	269,620
2,600,000		Texas Industries, Inc	7.250	07/15/13	B2	2,554,500

		TOTAL PRIMARY METAL INDUSTRIES				2,824,120

PRINTING AND PUBLISHING - 0.12%
640,000	g	American Achievement Corp	8.250	04/01/12	B2	638,400

		TOTAL PRINTING AND PUBLISHING				638,400

REAL ESTATE - 0.32%
1,750,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	Ba3	1,754,375

		TOTAL REAL ESTATE				1,754,375

SECURITY AND COMMODITY BROKERS - 0.52%
3,143,000		Nuveen Investments, Inc	10.500	11/15/15	Caa3	2,852,273

		TOTAL SECURITY AND COMMODITY BROKERS				2,852,273

SOCIAL SERVICES - 0.49%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,668,800

		TOTAL SOCIAL SERVICES				2,668,800

STONE, CLAY, AND GLASS PRODUCTS - 0.73%
2,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	NR	2,618,750
1,300,000	g	USG Corp	9.750	08/01/14	B1	1,387,750

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,006,500

TRANSPORTATION BY AIR - 0.78%
1,000,000		Bristow Group, Inc	6.130	06/15/13	Ba2	987,500
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	3,245,220

		TOTAL TRANSPORTATION BY AIR				4,232,720

TRANSPORTATION EQUIPMENT - 1.48%
2,450,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,529,625
4,109,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	4,268,224

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 1,250,000	g	TRW Automotive, Inc	8.880%	12/01/17	Caa1	$1,300,000

		TOTAL TRANSPORTATION EQUIPMENT				8,097,849

WATER TRANSPORTATION - 0.58%
1,404,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	1,396,980
1,775,000	g	Hornbeck Offshore Services, Inc	8.000	09/01/17	Ba3	1,775,000

		TOTAL WATER TRANSPORTATION				3,171,980

WHOLESALE TRADE-DURABLE GOODS - 2.39%
4,000,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	4,235,000
6,000,000	g	McJunkin Red Man Corp	9.500	12/15/16	B3	5,865,000
1,000,000		Russel Metals, Inc	6.380	03/01/14	Ba2	950,000
1,900,000		Ryerson, Inc	12.000	11/01/15	Caa1	1,985,500

		TOTAL WHOLESALE TRADE-DURABLE GOODS				13,035,500

WHOLESALE TRADE-NONDURABLE GOODS - 2.26%
1,640,000		AmeriGas Partners LP	7.130	05/20/16	Ba3	1,640,000
850,000		Inergy LP	6.880	12/15/14	B1	839,375
2,750,000		Inergy LP	8.250	03/01/16	B1	2,791,250
4,050,000		SuperValu, Inc	7.500	11/15/14	Ba3	4,100,625
2,885,000		SuperValu, Inc	8.000	05/01/16	Ba3	2,928,275

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				12,299,525

		TOTAL CORPORATE BONDS				506,147,221

		(Cost $477,971,137)

SHORT-TERM INVESTMENTS - 2.57%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.57%
14,010,000		Federal Home Loan Bank (FHLB)		01/04/10		14,009,999

		TOTAL SHORT-TERM INVESTMENTS				14,009,999

		(Cost $14,009,999)

		TOTAL PORTFOLIO - 98.86%				539,138,111
		(Cost $510,191,731)
		OTHER ASSETS AND LIABILITIES,NET - 1.14%				6,234,121

		NET ASSETS - 100.00%				$545,372,232

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	NR	Not Rated by Moody’s
	plc	Public Limited Company

	†	As provided by Moody’s Investors Services

	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At 12/31/2009, the value of these securities amounted to $164,439,448 or 30.15% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009
	j	Zero coupon

TIAA-CREF FUNDS - High-Yield Fund

n	In default
o	Payment in Kind Bond

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

LONG-TERM MUNICIPAL BONDS - 99.69%

ALASKA - 0.89%
$ 660,000		Alaska Railroad Corp	5.250%	08/01/16	A1	$730,917
1,445,000		Borough of North Slope AK	5.500	06/30/18	A2	1,660,103

		TOTAL ALASKA				2,391,020

ALABAMA - 2.04%
1,000,000		Alabama Public School & College Authority	5.000	05/01/19	Aa2	1,109,960
2,470,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,509,273
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,840,585

		TOTAL ALABAMA				5,459,818

ARKANSAS - 1.22%
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,888,512
1,220,000		North Little Rock AR	6.500	07/01/15	Baa1	1,383,626

		TOTAL ARKANSAS				3,272,138

ARIZONA - 1.81%
1,000,000		Arizona School Facilities Board	5.750	09/01/18	A2	1,137,070
2,000,000		City of Tucson AZ	5.000	07/01/20	Aa3	2,274,600
1,260,000		Tucson AZ	5.250	07/01/14	A1	1,428,223

		TOTAL ARIZONA				4,839,893

CALIFORNIA - 4.37%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.130	11/01/23	NR	977,190
120,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	152,977
2,000,000		County of San Bernardino CA	5.250	08/01/19	A3	2,037,580
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Baa1	20,359
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	Baa1	2,615,626
2,125,000		Los Angeles Unified School District, COP	5.000	10/01/17	A2	2,254,901
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	524,916
635,000		Sacramento City Financing Authority	5.400	11/01/20	Baa1	667,099
1,830,000		State of California	5.000	03/01/17	Baa1	1,946,711
511,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	WR	506,345

		TOTAL CALIFORNIA				11,703,704

COLORADO - 0.69%
1,645,000		Colorado State Higher Education	5.000	11/01/25	Aa3	1,743,141
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	A3	111,537

		TOTAL COLORADO				1,854,678

CONNECTICUT - 0.41%
905,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	Aaa	1,103,349

		TOTAL CONNECTICUT				1,103,349

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

DISTRICT OF COLUMBIA - 0.26%
$ 635,000		District of Columbia, COP	5.250%	01/01/14	A2	$689,045

		TOTAL DISTRICT OF COLUMBIA				689,045

FLORIDA - 9.76%
2,985,000		Broward County School Board, COP	5.250	07/01/16	A1	3,271,819
1,950,000		City of Jacksonville FL	5.000	10/01/19	Aa3	2,114,733
512,000		City of Lakeland FL, ETM	5.750	10/01/19	WR	565,018
1,190,000		County of Brevard FL	5.000	07/01/16	Baa1	1,242,182
1,000,000		County of Broward FL	5.000	01/01/21	Aa1	1,122,240
1,000,000		County of Miami-Dade FL	5.000	07/01/17	Aa3	1,091,150
2,000,000		County of Orange FL	5.250	10/01/22	NR	2,204,060
2,120,000		County of Seminole FL	5.250	10/01/24	Aa3	2,374,960
1,600,000		First Governmental Financing Commission	5.500	07/01/15	A1	1,786,368
2,200,000		Florida Department of Transportation	5.000	07/01/18	Aa3	2,461,954
1,910,000		Florida State Board of Education	5.000	07/01/18	A2	2,083,779
1,000,000		Florida State Department of Management Services	5.000	08/01/18	Aa2	1,097,780
3,725,000		Lake County School Board, COP	5.250	06/01/17	Baa1	3,994,193
100,000		Orange County Health Facilities Authority, ETM	5.700	10/01/12	Aaa	112,046
500,000		Town of Jupiter FL	5.500	07/01/21	Aa2	578,015

		TOTAL FLORIDA				26,100,297

GEORGIA - 2.71%
10,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Baa1	11,322
3,895,000		City of Atlanta GA	5.500	11/01/13	Baa1	4,295,394
1,000,000		Gwinnett County Development Authority	5.250	01/01/20	Aa1	1,114,280
1,140,000		Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	WR	1,266,900
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	A1	566,678

		TOTAL GEORGIA				7,254,574

ILLINOIS - 5.91%
4,475,000		Chicago Board of Education	6.000	01/01/20	A1	4,913,895
		Chicago Metropolitan Water Reclamation District-Greater
85,000		Chicago, ETM	7.000	01/01/11	Aaa	87,572
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	A2	1,103,830
1,000,000		Chicago State University	5.500	12/01/23	Baa1	1,033,520
2,500,000		CHICAGO TRANSIT AUTHORITY	5.500	06/01/18	A2	2,784,150
1,005,000		City of Chicago IL	5.000	12/01/15	Aa3	1,163,327
		Cook County Community Consolidated School District No 64,
470,000		GO	5.500	12/01/14	Aa3	541,229
		Cook-Kane Lake & Mchenry Counties Community College
250,000		District No 512	5.000	12/01/18	Aaa	284,200
675,000	i	Illinois Finance Authority	5.500	03/01/14	Baa3	675,884
200,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	219,254
175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aa3	197,423
		Madison-Bond Etc Counties Community Unit School District
100,000		No 5, GO	5.000	02/01/19	WR	98,210
2,500,000		State of Illinois	6.250	12/15/20	A3	2,723,430

		TOTAL ILLINOIS				15,825,924

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

INDIANA - 5.62%
$ 1,285,000		Center Grove School Building Corp	5.000%	07/15/14	WR	$1,435,049
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	WR	820,235
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aa3	1,147,720
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	WR	1,721,218
2,120,000		Indiana Bond Bank	5.250	04/01/19	Baa1	2,374,972
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	363,741
3,180,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A3	3,492,200
800,000		Lawrence Township School Building Corp	5.000	07/10/19	Aa3	862,768
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aa3	575,415
770,000		South Bend Community School Building Corp	5.000	01/15/16	WR	866,951
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,381,188

		TOTAL INDIANA				15,041,457

LOUISIANA - 1.55%
2,000,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	2,076,560
2,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	2,073,328

		TOTAL LOUISIANA				4,149,888

MASSACHUSETTS- 0.64%
1,200,000		Commonwealth of Massachusetts	5.250	09/01/22	Aa2	1,413,144
275,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	287,898

		TOTAL MASSACHUSETTS				1,701,042

MICHIGAN - 6.05%
1,405,000		Caledonia Community Schools, GO	5.000	05/01/15	Aa3	1,582,620
900,000		City of Detroit MI	6.500	07/01/15	WR	994,473
3,030,000		Detroit City School District	6.000	05/01/21	Aa3	3,256,625
2,355,000	i	Detroit MI	5.000	07/01/14	Aa3	2,474,184
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aa2	332,868
1,450,000		L’Anse Creuse Public Schools, GO	5.000	05/01/15	Aa3	1,658,989
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Baa1	1,166,623
1,095,000		Michigan State Housing Development Authority	5.000	04/01/16	NR	1,106,070
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aa3	448,475
1,830,000		State of Michigan	5.250	05/15/18	Aa3	2,081,546
1,050,000		Wayne County Airport Authority	5.000	12/01/17	A2	1,089,501

		TOTAL MICHIGAN				16,191,974

MINNESOTA - 0.85%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,158,400
1,000,000		State of Minnesota	5.000	06/01/21	Aa3	1,120,970

		TOTAL MINNESOTA				2,279,370

MISSOURI - 1.91%
1,325,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,531,806
		Missouri State Environmental Improvement & Energy
1,200,000		Resources Authority	5.500	07/01/12	Aaa	1,338,552
2,040,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	Baa1	2,247,203

		TOTAL MISSOURI				5,117,561

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MISSISSIPPI - 1.59%
$ 920,000		County of Lowndes MS	6.800%	04/01/22	Ba1	$991,490
3,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	Baa1	3,260,980

		TOTAL MISSISSIPPI				4,252,470

NORTH CAROLINA - 1.86%
1,000,000		County of Durham NC	5.000	04/01/22	Aaa	1,169,960
1,000,000		County of New Hanover NC	5.000	12/01/20	Aa1	1,166,550
1,175,000		North Carolina Eastern Municipal Power Agency	5.000	01/01/21	Aaa	1,373,669
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	A2	41,978
1,135,000		Pitt County NC, ETM	5.250	12/01/21	Aaa	1,225,437

		TOTAL NORTH CAROLINA				4,977,594

NEBRASKA - 1.07%
2,000,000		Central Plains Energy Project	5.000	12/01/15	Ba3	2,081,930
790,000		Nebraska Investment Finance Authority	5.900	09/01/24	NR	793,702

		TOTAL NEBRASKA				2,875,632

NEW JERSEY - 4.20%
25,000		Garden State Preservation Trust	5.130	11/01/18	Aa3	28,734
20,000		Mercer County Improvement Authority	5.800	01/01/18	Aaa	23,056
1,690,000		New Jersey Economic Development Authority	5.380	06/15/14	Baa2	1,818,696
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	1,334,622
215,000		New Jersey State Turnpike Authority	6.500	01/01/16	A3	255,737
2,500,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	2,756,879
2,430,000		Newark Housing Authority	5.250	01/01/24	Baa1	2,683,646
2,000,000		State of New Jersey	5.250	08/01/22	Aa3	2,342,280

		TOTAL NEW JERSEY				11,243,650

NEW MEXICO - 0.08%
205,000		New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	210,765

		TOTAL NEW MEXICO				210,765

NEVADA - 0.19%
500,000		County of Clark NV	5.300	10/01/11	NR	505,480

		TOTAL NEVADA				505,480

NEW YORK - 3.73%
300,000	i	City of New York NY	3.380	08/01/16	Aa1	300,000
35,000		Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	Baa1	35,000
310,000		East Rochester Housing Authority	4.200	08/15/17	NR	319,632
195,000		Lackawanna Housing Authority	5.000	09/01/16	NR	214,038
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	A2	1,124,180
5,325,000		New York State Dormitory Authority	4.150	08/15/17	NR	5,614,604
130,000		New York State Thruway Authority	5.500	04/01/12	A1	142,113
1,000,000		New York State Urban Development Corp	5.000	03/15/18	NR	1,136,480
1,050,000		Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,100,264

		TOTAL NEW YORK				9,986,311

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

OHIO - 5.15%
$ 1,095,000		Buckeye Tobacco Settlement Financing Authority	5.000%	06/01/15	Baa3	$1,108,578
2,000,000		Cincinnati City School District	5.250	12/01/24	Aa3	2,283,380
1,000,000		Ohio Air Quality Development Authority	5.630	06/01/18	Baa1	1,070,000
2,300,000		Ohio State Water Development Authority	5.500	06/01/17	Aaa	2,746,380
6,260,000		State of Ohio	5.000	05/01/17	Aa2	6,574,806

		TOTAL OHIO				13,783,144

OKLAHOMA - 0.06%
155,000		Grand River Dam Authority	5.500	06/01/13	A2	170,340

		TOTAL OKLAHOMA				170,340

OREGON - 0.10%
265,000		Oregon State Housing & Community Services Department	5.650	07/01/28	Aa2	265,408

		TOTAL OREGON				265,408

PENNSYLVANIA - 5.30%
1,065,000		Allegheny County Hospital Development Authority	5.300	07/01/26	Baa1	1,179,933
1,580,000		Carbon County Hospital Authority	5.400	11/15/14	Baa1	1,641,383
1,390,000		Carbon County Industrial Development Authority, AMT	6.650	05/01/10	NR	1,400,939
250,000		City of Philadelphia PA	5.000	08/01/16	A3	271,833
3,160,000		Commonwealth of Pennsylvania	5.000	01/01/16	Aa2	3,650,137
2,225,000		Pennsylvania Economic Development Financing Authority	6.500	11/01/16	A2	2,227,262
575,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	488,060
2,000,000		Philadelphia School District, GO	5.000	06/01/24	Aa3	2,087,780
1,110,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	1,231,790

		TOTAL PENNSYLVANIA				14,179,117

PUERTO RICO - 7.49%
3,575,000		Commonwealth of Puerto Rico	5.000	07/01/13	Baa3	3,768,616
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,269,625
		Puerto Rico Commonwealth Infrastructure Financing
1,215,000		Authority	5.500	07/01/19	Baa3	1,242,009
5,300,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aa3	5,729,341
3,670,000	i	Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	3,808,929
4,090,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	4,196,914

		TOTAL PUERTO RICO				20,015,434

RHODE ISLAND - 0.96%
715,000		Providence Housing Authority	5.000	09/01/17	Aa3	766,683
1,590,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	1,808,330

		TOTAL RHODE ISLAND				2,575,013

SOUTH CAROLINA - 1.18%
385,000		County of Greenville SC, COP	5.000	04/01/17	Baa1	389,474
315,000		County of Richland SC	4.600	09/01/12	Baa3	320,333
150,000		Georgetown County SC	5.700	04/01/14	Baa3	157,509
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	Aa3	1,224,350
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	A2	1,056,750

		TOTAL SOUTH CAROLINA				3,148,416

SOUTH DAKOTA - 0.22%
500,000		State of South Dakota	6.700	09/01/17	Aa3	599,665

		TOTAL SOUTH DAKOTA				599,665

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

TENNESSEE - 2.54%
$ 125,000		Clarksville Natural Gas Acquisition Corp	5.000%	12/15/16	A2	$128,463
		Metropolitan Government Nashville & Davidson County
1,500,000		Health & Educational Facs Bd	6.000	12/01/16	WR	1,657,350
4,800,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Ba3	5,013,069

		TOTAL TENNESSEE				6,798,882

TEXAS - 13.30%
2,635,000		Alliance Airport Authority, AMT	4.850	04/01/21	Baa2	2,554,870
970,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,043,080
5,005,000	i	Brazos River Authority	6.300	07/01/32	Caa3	4,903,442
400,000		Charterwood Municipal Utility District	5.950	05/01/12	Aaa	400,080
2,630,000		County of Harris TX	5.000	08/15/16	Aa3	3,015,101
1,000,000		County of Montgomery TX	5.000	03/01/20	Aa3	1,110,040
		Dallas-Fort Worth International Airport Facilities
500,000		Improvement Corp	5.000	11/01/19	A1	546,195
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	526,985
1,935,000		Harris County Flood Control District	5.250	10/01/18	Aa1	2,255,373
2,600,000	i	Harris County Industrial Development Corp	0.190	03/01/24	Aaa	2,600,000
1,445,000		Humble Independent School District	5.000	02/15/18	Aa3	1,623,934
2,500,000		Lower Colorado River Authority	6.000	01/01/17	Baa1	2,861,903
695,000	i	Matagorda County Navigation District No	5.130	11/01/28	Baa1	672,938
220,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	Aaa	256,566
3,500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	A2	3,751,370
2,985,000	i	Sabine River Authority	5.500	05/01/22	Caa3	2,066,161
2,700,000		State of Texas	5.000	08/01/18	Aa1	2,802,816
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A2	2,568,500

		TOTAL TEXAS				35,559,354

VIRGINIA - 1.21%
320,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	357,414
2,500,000		Virginia College Building Authority	5.000	02/01/24	Aa1	2,889,650

		TOTAL VIRGINIA				3,247,064

VERMONT - 0.38%
1,010,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aa3	1,013,333

		TOTAL VERMONT				1,013,333

WASHINGTON - 1.95%
200,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Baa1	212,560
3,790,000		Port of Seattle WA	5.500	09/01/17	A1	4,226,769
700,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aa2	773,255

		TOTAL WASHINGTON				5,212,584

WISCONSIN - 0.44%
1,000,000		State of Wisconsin	5.000	05/01/19	A1	1,106,620
65,000		State of Wisconsin	6.880	06/01/11	Aa1	68,321

		TOTAL WISCONSIN				1,174,941

		TOTAL LONG-TERM MUNICIPAL BONDS				266,770,329

		(Cost $262,099,834)

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	VALUE

	TOTAL INVESTMENTS - 99.69%	266,770,329
	(Cost $262,099,834)
	OTHER ASSETS & LIABILITIES, NET - 0.31%	820,715

	NET ASSETS - 100.00%	$267,591,044

The following abbreviations are used in portfolio descriptions:
AMT	Alternative Minimum Tax (subject to)
ETM	Escrowed to Maturity

†	As provided by Moody’s Investors Services
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 98.66%

U.S. TREASURY SECURITIES - 98.66%
$ 20,816,590	k	United States Treasury Inflation Indexed Notes	3.500%	01/15/11	$21,592,341
30,069,775	k	United States Treasury Inflation Indexed Notes	2.380	04/15/11	30,957,765
10,768,080	k	United States Treasury Inflation Indexed Notes	3.380	01/15/12	11,516,795
22,664,045	k	United States Treasury Inflation Indexed Notes	2.000	04/15/12	23,683,927
40,679,144	k	United States Treasury Inflation Indexed Notes	3.000	07/15/12	43,736,426
24,392,111	k	United States Treasury Inflation Indexed Notes	0.630	04/15/13	24,803,727
37,857,562	k	United States Treasury Inflation Indexed Notes	1.880	07/15/13	39,871,698
39,057,779	k	United States Treasury Inflation Indexed Notes	2.000	01/15/14	41,303,602
24,208,128	k	United States Treasury Inflation Indexed Notes	1.250	04/15/14	25,019,488
35,424,961	k	United States Treasury Inflation Indexed Notes	2.000	07/15/14	37,528,318
35,689,768	k	United States Treasury Inflation Indexed Notes	1.630	01/15/15	37,117,358
31,340,352	k	United States Treasury Inflation Indexed Notes	1.880	07/15/15	33,022,451
30,011,253	k	United States Treasury Inflation Indexed Notes	2.000	01/15/16	31,692,363
29,002,759	k	United States Treasury Inflation Indexed Notes	2.500	07/15/16	31,583,540
25,368,617	k	United States Treasury Inflation Indexed Notes	2.380	01/15/17	27,400,085
23,233,048	k	United States Treasury Inflation Indexed Notes	2.630	07/15/17	25,550,916
23,423,222	k	United States Treasury Inflation Indexed Notes	1.630	01/15/18	23,977,697
22,455,104	k	United States Treasury Inflation Indexed Notes	1.380	07/15/18	22,500,710
22,402,413	k	United States Treasury Inflation Indexed Notes	2.130	01/15/19	23,757,064
24,601,806	k	United States Treasury Inflation Indexed Notes	1.880	07/15/19	25,535,912
44,759,994	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/25	47,228,778
29,869,665	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	29,998,014
25,003,839	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/27	26,312,640
23,939,152	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	22,955,396
31,020,861	k	United States Treasury Inflation Indexed Bonds	3.630	04/15/28	38,342,281
23,459,605	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	25,162,256
34,616,322	k	United States Treasury Inflation Indexed Bonds	3.880	04/15/29	44,544,180
9,340,986	k	United States Treasury Inflation Indexed Bonds	3.380	04/15/32	11,547,794

		TOTAL U.S. TREASURY SECURITIES			828,243,522

		TOTAL GOVERNMENT BONDS			828,243,522

		(Cost $799,764,855)
		TOTAL BONDS			828,243,522

		(Cost $799,764,855)

		TOTAL INVESTMENTS - 98.66%			828,243,522
		(Cost $799,764,855)
		OTHER ASSETS AND LIABILITIES, NET - 1.34%			11,212,946

		NET ASSETS - 100.00%			$839,456,468

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

BONDS - 98.40%

CORPORATE BONDS - 21.37%

AGENCY SECURITIES - 0.14%
$ 160,000	Citigroup, Inc	2.130%	04/30/12	Aaa	$161,713

	TOTAL AGENCY SECURITIES				161,713

AUTO REPAIR, SERVICES AND PARKING - 0.01%
7,000	Ryder System, Inc	5.950	05/02/11	Baa1	7,240

	TOTAL AUTO REPAIR, SERVICES AND PARKING				7,240

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
175,000	Lowe’s Cos, Inc	5.500	10/15/35	A1	171,725

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				171,725

BUSINESS SERVICES - 0.30%
103,000	Daimler Finance North America LLC	7.300	01/15/12	A3	111,975
25,000	Microsoft Corp	4.200	06/01/19	Aaa	24,961
95,000	Oracle Corp	5.750	04/15/18	A2	102,713
100,000	WPP Finance UK	5.880	06/15/14	Baa3	103,270

	TOTAL BUSINESS SERVICES				342,919

CHEMICALS AND ALLIED PRODUCTS - 1.16%
39,000	Abbott Laboratories	6.000	04/01/39	A1	41,111
41,000	Dow Chemical Co	8.550	05/15/19	Baa3	48,919
40,000	EI du Pont de Nemours & Co	5.250	12/15/16	A2	42,278
43,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	47,639
520,000	Johnson & Johnson	3.800	05/15/13	Aaa	547,594
192,000	Lubrizol Corp	8.880	02/01/19	Baa2	238,711
100,000	Pfizer, Inc	6.200	03/15/19	A1	111,162
40,000	Praxair, Inc	3.250	09/15/15	A2	39,903
25,000	Procter & Gamble Co	3.500	02/15/15	Aa3	25,575
170,000	Wyeth	5.950	04/01/37	A1	177,272

	TOTAL CHEMICALS AND ALLIED PRODUCTS				1,320,164

COMMUNICATIONS - 1.96%
195,000	AT&T Corp	8.000	11/15/31	A2	238,001
46,000	AT&T Mobility LLC	7.130	12/15/31	A2	51,413
19,000	AT&T, Inc	5.880	08/15/12	A2	20,742
34,000	CenturyTel, Inc	7.600	09/15/39	Baa3	34,844
129,000	Comcast Corp	7.050	03/15/33	Baa1	140,847
20,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	25,722
50,000	DirecTV Holdings LLC	4.750	10/01/14	Ba2	50,967
45,000	France Telecom S.A.	8.500	03/01/31	A3	59,887
63,000	Qwest Corp	8.880	03/15/12	Ba1	67,725

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 150,000		Telecom Italia Capital S.A.	4.950%	09/30/14	Baa2	$155,472
250,000		Time Warner Cable, Inc	7.500	04/01/14	Baa2	288,045
640,000		Verizon Communications, Inc	4.350	02/15/13	A3	669,454
121,000		Viacom, Inc	4.380	09/15/14	Baa2	124,783
303,000		Vodafone Group plc	5.630	02/27/17	Baa1	321,837

		TOTAL COMMUNICATIONS				2,249,739

DEPOSITORY INSTITUTIONS - 3.81%
75,000		Asian Development Bank	5.820	06/16/28	Aaa	79,179
200,000		Bank of America Corp	5.380	08/15/11	A2	209,955
130,000		Bank of America Corp	2.100	04/30/12	Aaa	131,200
150,000		Bank of America Corp	3.130	06/15/12	Aaa	155,430
500,000		Bank of America Corp	5.490	03/15/19	A3	472,405
100,000		Barclays Bank plc	5.200	07/10/14	Aa3	106,001
70,000		BB&T Corp	4.900	06/30/17	A2	68,147
110,000		Citigroup, Inc	2.880	12/09/11	Aaa	113,300
277,000		Citigroup, Inc	5.880	05/29/37	A3	244,088
135,000		Credit Suisse	5.300	08/13/19	Aa1	138,642
100,000		Deutsche Bank AG.	3.880	08/18/14	Aa1	102,116
50,000		HSBC Bank USA NA	4.630	04/01/14	A1	52,195
16,000		HSBC Bank USA NA	5.880	11/01/34	A1	15,561
33,000		HSBC Bank USA NA	7.000	01/15/39	A1	36,968
105,000		Inter-American Development Bank	3.880	09/17/19	Aaa	102,770
300,000		JPMorgan Chase & Co	5.600	06/01/11	Aa3	317,558
319,000		JPMorgan Chase & Co	5.130	09/15/14	A1	336,469
33,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	36,326
80,000		PNC Funding Corp	5.400	06/10/14	A3	85,558
80,000		UBS AG.	5.750	04/25/18	Aa3	81,441
470,000		US Bank NA	6.300	02/04/14	Aa2	520,783
550,000		Wachovia Bank NA	5.300	10/15/11	A1	583,835
248,000	i	Wachovia Capital Trust III	5.800	12/30/49	Ba1	189,720
164,000		Wells Fargo & Co	5.380	02/07/35	A1	151,741
20,000		Western Union Co	5.930	10/01/16	A3	21,574

		TOTAL DEPOSITORY INSTITUTIONS				4,352,962

EATING AND DRINKING PLACES - 0.03%
30,000		McDonald’s Corp	6.300	03/01/38	A3	33,092

		TOTAL EATING AND DRINKING PLACES				33,092

EDUCATIONAL SERVICES - 0.02%
20,000		Princeton University	5.700	03/01/39	Aaa	20,547

		TOTAL EDUCATIONAL SERVICES				20,547

ELECTRIC, GAS, AND SANITARY SERVICES - 1.88%
40,000		Appalachian Power Co	7.000	04/01/38	Baa2	44,001
60,000		Atmos Energy Corp	4.950	10/15/14	Baa2	62,869
32,000		Commonweatlh Edison Co	5.900	03/15/36	Baa1	31,824
160,000		Dominion Resources, Inc	5.150	07/15/15	Baa2	169,339
246,000		Duke Energy Corp	5.050	09/15/19	Baa2	245,180
47,000		Florida Power & Light Co	4.950	06/01/35	Aa2	42,937
29,000		Florida Power Corp	5.650	06/15/18	A1	31,124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 427,000	Georgia Power Co	5.950%	02/01/39	A2	$445,727
100,000	Kinder Morgan Energy Partners LP	5.800	03/01/21	Baa2	103,143
229,000	Midamerican Energy Holdings Co	5.880	10/01/12	Baa1	249,402
20,000	Pacific Gas & Electric Co	6.050	03/01/34	A3	20,881
334,000	PSEG Power LLC	7.750	04/15/11	Baa1	357,396
63,000	Republic Services, Inc	5.500	09/15/19	Baa3	63,973
35,000	Southern California Edison Co	6.050	03/15/39	A1	37,295
75,000	Toledo Edison Co	7.250	05/01/20	Baa1	85,585
43,000	Veolia Environnement	5.250	06/03/13	A3	45,477
15,000	Waste Management, Inc	7.130	12/15/17	Baa3	16,631
75,000	Williams Cos, Inc	7.880	09/01/21	Baa3	86,027

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				2,138,811

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.59%
93,000	Cisco Systems, Inc	4.950	02/15/19	A1	95,326
30,000	Cisco Systems, Inc	4.450	01/15/20	A1	29,430
247,000	Koninklijke Philips Electronics NV	5.750	03/11/18	A3	262,823
261,000	Tyco International Finance S.A.	6.000	11/15/13	Baa1	285,894

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				673,473

ENGINEERING AND MANAGEMENT SERVICES - 0.04%
44,000	Quest Diagnostics, Inc	5.450	11/01/15	Baa3	47,568

	TOTAL ENGINEERING AND MANAGEMENT SERVICES				47,568

FABRICATED METAL PRODUCTS - 0.07%
75,000	CRH America, Inc	5.300	10/15/13	Baa1	78,164

	TOTAL FABRICATED METAL PRODUCTS				78,164

FOOD AND KINDRED PRODUCTS - 0.85%
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	Baa2	320,289
50,000	Bottling Group LLC	5.130	01/15/19	A2	51,958
25,000	ConAgra Foods, Inc	7.000	04/15/19	Baa2	28,295
80,000	Diageo Capital plc	5.750	10/23/17	A3	86,094
25,000	Dr Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	28,045
45,000	General Mills, Inc	5.200	03/17/15	Baa1	48,021
225,000	Kellogg Co	5.130	12/03/12	A3	244,185
103,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	111,761
50,000	Reynolds American, Inc	6.750	06/15/17	Baa3	51,780

	TOTAL FOOD AND KINDRED PRODUCTS				970,428

FOOD STORES - 0.13%
45,000	Kroger Co	6.150	01/15/20	Baa2	48,161
39,000	Safeway, Inc	6.350	08/15/17	Baa2	42,684
50,000	Starbucks Corp	6.250	08/15/17	Baa3	52,883

	TOTAL FOOD STORES				143,728

FURNITURE AND FIXTURES - 0.01%
10,000	Johnson Controls, Inc	5.500	01/15/16	Baa2	10,171

	TOTAL FURNITURE AND FIXTURES				10,171

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

GENERAL BUILDING CONTRACTORS - 0.02%
$ 10,000	MDC Holdings, Inc	5.500%	05/15/13	Baa3	$10,047
10,000	Toll Brothers Finance Corp	5.150	05/15/15	Ba1	9,569

	TOTAL GENERAL BUILDING CONTRACTORS				19,616

GENERAL MERCHANDISE STORES - 0.23%
60,000	Target Corp	7.000	07/15/31	A2	67,155
100,000	Wal-Mart Stores, Inc	4.500	07/01/15	Aa2	106,631
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	85,495

	TOTAL GENERAL MERCHANDISE STORES				259,281

HEALTH SERVICES - 0.02%
25,000	Howard Hughes Medical Institute	3.450	09/01/14	Aaa	25,332

	TOTAL HEALTH SERVICES				25,332

HOLDING AND OTHER INVESTMENT OFFICES - 0.45%
60,000	BHP Billiton Finance Ltd	5.400	03/29/17	A1	64,283
25,000	Boston Properties LP	5.000	06/01/15	Baa2	24,964
35,000	ERP Operating LP	5.250	09/15/14	Baa1	35,597
130,000	HCP, Inc	6.000	01/30/17	Baa3	122,342
30,000	International Finance Corp	3.000	04/22/14	Aaa	30,068
34,000	ProLogis	6.630	05/15/18	Baa2	32,245
88,000	Simon Property Group LP	5.100	06/15/15	A3	86,927
92,000	Telefonica Europe BV	8.250	09/15/30	Baa1	114,544

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				510,970

HOTELS AND OTHER LODGING PLACES - 0.01%
10,000	Marriott International, Inc	5.630	02/15/13	Baa3	10,261

	TOTAL HOTELS AND OTHER LODGING PLACES				10,261

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.68%
10,000	Black & Decker Corp	8.950	04/15/14	Baa3	11,823
36,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	40,231
61,000	Caterpillar Financial Services Corp	7.150	02/15/19	A2	70,539
10,000	Caterpillar, Inc	7.300	05/01/31	A2	11,973
18,000	Deere & Co	5.380	10/16/29	A2	17,966
50,000	Dell, Inc	5.880	06/15/19	A2	52,912
310,000	Hewlett-Packard Co	4.250	02/24/12	A2	325,171
100,000	International Business Machines Corp	4.750	11/29/12	A1	107,434
53,000	International Business Machines Corp	5.600	11/30/39	A1	53,304
76,000	John Deere Capital Corp	4.950	12/17/12	A2	81,504

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				772,857

INSTRUMENTS AND RELATED PRODUCTS - 0.32%
120,000	Baxter International, Inc	4.500	08/15/19	A3	120,088
16,000	Baxter International, Inc	6.250	12/01/37	A3	17,482
100,000	Emerson Electric Co	4.880	10/15/19	A2	102,218
36,000	Northrop Grumman Corp	7.750	02/15/31	Baa1	44,480
80,000	Xerox Corp	4.250	02/15/15	Baa2	79,442

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				363,710

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

INSURANCE CARRIERS - 0.81%
$ 75,000	Allstate Corp	5.550%	05/09/35	A3	$72,226
151,000	American International Group, Inc	4.250	05/15/13	A3	139,480
133,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	Aa2	142,396
50,000	MetLife, Inc	6.380	06/15/34	A3	53,432
200,000	Prudential Financial, Inc	4.750	09/17/15	Baa2	202,802
60,000	Prudential Financial, Inc	6.100	06/15/17	Baa2	62,107
50,000	Travelers Cos, Inc	5.900	06/02/19	A2	53,402
124,000	UnitedHealth Group, Inc	6.000	02/15/18	Baa1	128,086
65,000	UnitedHealth Group, Inc	6.630	11/15/37	Baa1	65,116

	TOTAL INSURANCE CARRIERS				919,047

METAL MINING - 0.30%
98,000	Newmont Mining Corp	5.880	04/01/35	Baa2	92,908
227,000	Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	244,941

	TOTAL METAL MINING				337,849

MISCELLANEOUS RETAIL - 0.11%
70,000	CVS Caremark Corp	5.750	06/01/17	Baa2	73,879
38,000	Staples, Inc	9.750	01/15/14	Baa2	46,301

	TOTAL MISCELLANEOUS RETAIL				120,180

MOTION PICTURES - 0.09%
48,000	Historic TW, Inc	6.630	05/15/29	Baa2	50,050
53,000	Time Warner, Inc	5.880	11/15/16	Baa2	57,214

	TOTAL MOTION PICTURES				107,264

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.82%
873,000	European Investment Bank	3.250	10/14/11	Aaa	903,232
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	Aaa	32,714

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				935,946

NONDEPOSITORY INSTITUTIONS - 2.35%
69,000	American Express Co	8.150	03/19/38	A3	86,330
200,000	Capital One Financial Corp	7.380	05/23/14	Baa1	226,446
100,000	Citigroup Funding, Inc	2.250	12/10/12	Aaa	100,785
120,000	General Electric Capital Corp	3.000	12/09/11	Aaa	123,699
125,000	General Electric Capital Corp	2.200	06/08/12	Aaa	126,753
493,000	General Electric Capital Corp	3.500	08/13/12	Aa2	503,173
110,000	General Electric Capital Corp	2.630	12/28/12	Aaa	112,025
80,000	General Electric Capital Corp	5.380	10/20/16	Aa2	83,179
112,000	General Electric Capital Corp	6.880	01/10/39	Aa2	115,661
163,000	HSBC Finance Corp	5.500	01/19/16	A3	171,000
75,000	International Lease Finance Corp	5.300	05/01/12	B1	63,706
635,000	Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	Aaa	661,861
125,000	Landwirtschaftliche Rentenbank	4.130	07/15/13	Aaa	131,791
25,000	SLM Corp	5.050	11/14/14	Ba1	22,549
154,000	XL Capital Finance Europe plc	6.500	01/15/12	Baa2	159,368

	TOTAL NONDEPOSITORY INSTITUTIONS				2,688,326

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
$ 10,000	Vulcan Materials Co	7.000%	06/15/18	Baa2	$10,907

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				10,907

OIL AND GAS EXTRACTION - 0.96%
163,000	Apache Corp	6.000	01/15/37	A3	173,440
75,000	Canadian Natural Resources Ltd	5.900	02/01/18	Baa2	80,603
65,000	Enterprise Products Operating LLC	5.000	03/01/15	Baa3	66,805
50,000	EQT Corp	6.500	04/01/18	Baa1	51,297
74,000	Nabors Industries, Inc	9.250	01/15/19	Baa1	90,629
175,000	Noble Energy, Inc	8.250	03/01/19	Baa2	209,366
65,000	Pemex Project Funding Master Trust	6.630	06/15/35	Baa1	61,890
47,000	Petrobras International Finance Co	6.130	10/06/16	Baa1	50,408
181,000	Plains All American Pipeline LP	5.750	01/15/20	Baa3	181,135
25,000	Talisman Energy, Inc	7.750	06/01/19	Baa2	29,360
93,000	Transocean, Inc	6.000	03/15/18	Baa2	99,226

	TOTAL OIL AND GAS EXTRACTION				1,094,159

PAPER AND ALLIED PRODUCTS - 0.06%
10,000	Bemis Co, Inc	5.650	08/01/14	Baa1	10,644
44,000	International Paper Co	9.380	05/15/19	Baa3	54,083

	TOTAL PAPER AND ALLIED PRODUCTS				64,727

PETROLEUM AND COAL PRODUCTS - 0.70%
100,000	BP Capital Markets plc	3.880	03/10/15	Aa1	102,741
58,000	Chevron Corp	3.450	03/03/12	Aa1	60,280
280,000	ConocoPhillips	4.600	01/15/15	A1	297,358
235,000	Marathon Oil Corp	6.600	10/01/37	Baa1	249,287
31,000	Shell International Finance BV	6.380	12/15/38	Aa1	34,949
25,000	Valero Energy Corp	6.880	04/15/12	Baa2	27,297
30,000	Valero Energy Corp	7.500	04/15/32	Baa2	30,851

	TOTAL PETROLEUM AND COAL PRODUCTS				802,763

PIPELINES, EXCEPT NATURAL GAS - 0.07%
50,000	TransCanada PipeLines Ltd	7.130	01/15/19	A3	58,460
19,000	TransCanada PipeLines Ltd	7.630	01/15/39	A3	23,401

	TOTAL PIPELINES, EXCEPT NATURAL GAS				81,861

PRIMARY METAL INDUSTRIES - 0.07%
57,000	ArcelorMittal USA, Inc	6.500	04/15/14	Baa3	60,836
15,000	Xstrata Finance Canada Ltd	5.800	11/15/16	Baa2	15,374

	TOTAL PRIMARY METAL INDUSTRIES				76,210

PRINTING AND PUBLISHING - 0.12%
130,000	News America, Inc	6.400	12/15/35	Baa1	133,489

	TOTAL PRINTING AND PUBLISHING				133,489

RAILROAD TRANSPORTATION - 0.23%
94,000	Norfolk Southern Corp	7.250	02/15/31	Baa1	109,307

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 149,000	Union Pacific	5.750%	11/15/17	Baa2	$157,209

	TOTAL RAILROAD TRANSPORTATION				266,516

SECURITY AND COMMODITY BROKERS - 1.25%
20,000	BlackRock, Inc	6.250	09/15/17	A1	21,504
150,000	Goldman Sachs Group, Inc	1.630	07/15/11	Aaa	151,342
100,000	Goldman Sachs Group, Inc	6.600	01/15/12	A1	108,714
115,000	Goldman Sachs Group, Inc	3.250	06/15/12	Aaa	119,477
370,000	Goldman Sachs Group, Inc	7.500	02/15/19	A1	431,347
53,000	Lazard Group LLC	7.130	05/15/15	Ba1	55,022
213,000	Morgan Stanley	5.630	01/09/12	A2	224,784
236,000	Morgan Stanley	7.300	05/13/19	A2	265,011
40,000	NYSE Euronext	4.800	06/28/13	A2	41,965

	TOTAL SECURITY AND COMMODITY BROKERS				1,419,166

TOBACCO PRODUCTS - 0.12%
55,000	Altria Group, Inc	10.200	02/06/39	Baa1	73,372
52,000	Philip Morris International, Inc	6.880	03/17/14	A2	58,922

	TOTAL TOBACCO PRODUCTS				132,294

TRANSPORTATION BY AIR - 0.07%
34,000	Continental Airlines, Inc	5.980	04/19/22	Baa1	32,810
10,000	Delta Air Lines, Inc	7.570	11/18/10	NR	10,138
34,000	FedEx Corp	8.000	01/15/19	Baa2	40,951

	TOTAL TRANSPORTATION BY AIR				83,899

TRANSPORTATION EQUIPMENT - 0.25%
136,000	Boeing Co	5.130	02/15/13	A2	145,364
11,000	General Dynamics Corp	5.380	08/15/15	A2	12,052
82,000	Honeywell International, Inc	5.700	03/15/37	A2	83,825
39,000	Lockheed Martin Corp	5.500	11/15/39	Baa1	38,213

	TOTAL TRANSPORTATION EQUIPMENT				279,454

TRANSPORTATION SERVICES - 0.04%
42,000	United Parcel Service, Inc	3.880	04/01/14	Aa3	43,637

	TOTAL TRANSPORTATION SERVICES				43,637

WHOLESALE TRADE-DURABLE GOODS - 0.06%
69,000	Vale Overseas Ltd	6.880	11/21/36	Baa2	68,942

	TOTAL WHOLESALE TRADE-DURABLE GOODS				68,942

	TOTAL CORPORATE BONDS				24,351,107

	(Cost $24,441,597)

GOVERNMENT BONDS - 73.46%

AGENCY SECURITIES - 7.77%
500,000	Federal Farm Credit Bank (FFCB)	4.850	03/12/12	Aaa	536,720

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 100,000	FFCB	3.000%	09/22/14	Aaa	$100,320
225,000	Federal Home Loan Bank (FHLB)	1.630	03/16/11	Aaa	227,397
1,000,000	FHLB	1.630	07/27/11	Aaa	1,009,560
240,000	FHLB	3.630	10/18/13	Aaa	251,409
125,000	FHLB	3.130	12/13/13	Aaa	128,353
110,000	FHLB	5.250	06/18/14	Aaa	122,200
95,000	FHLB	4.750	12/16/16	Aaa	101,910
200,000	FHLB	5.000	11/17/17	Aaa	216,344
225,000	Federal Home Loan Mortgage Corp (FHLMC)	5.630	03/15/11	Aaa	238,115
480,000	FHLMC	5.130	04/18/11	Aaa	506,610
353,000	FHLMC	1.630	04/26/11	Aaa	356,798
195,000	FHLMC	2.130	03/23/12	Aaa	197,988
211,000	FHLMC	4.130	09/27/13	Aaa	224,875
207,000	FHLMC	4.500	01/15/14	Aaa	223,755
310,000	FHLMC	3.630	08/25/14	Aaa	313,012
108,000	FHLMC	4.380	07/17/15	Aaa	115,040
125,000	FHLMC	4.750	11/17/15	Aaa	135,246
132,000	FHLMC	4.750	01/19/16	Aaa	142,358
213,000	FHLMC	5.250	04/18/16	Aaa	234,308
127,000	FHLMC	5.500	07/18/16	Aaa	142,006
116,000	FHLMC	5.130	10/18/16	Aaa	127,037
101,000	Federal National Mortgage Association (FNMA)	1.750	03/23/11	Aaa	102,234
436,000	FNMA	1.380	04/28/11	Aaa	439,206
650,000	FNMA	6.000	05/15/11	Aaa	695,883
96,000	FNMA	3.880	07/12/13	Aaa	102,071
176,000	FNMA	5.130	01/02/14	Aa2	186,847
214,000	FNMA	2.750	02/05/14	Aaa	216,418
231,000	FNMA	2.750	03/13/14	Aaa	232,962
656,000	FNMA	2.500	05/15/14	Aaa	654,713
145,000	FNMA	4.630	10/15/14	Aaa	157,106
215,000	FNMA	5.000	03/15/16	Aaa	233,699
155,000	FNMA	6.630	11/15/30	Aaa	186,280

	TOTAL AGENCY SECURITIES				8,858,780

FOREIGN GOVERNMENT BONDS - 1.99%
331,000	Brazilian Government International Bond	5.880	01/15/19	Baa3	352,514
240,000	Canada Government International Bond	2.380	09/10/14	Aaa	235,832
125,000	Eksportfinans A/S	5.000	02/14/12	Aa1	133,234
95,000	Export Development Canada	3.500	05/16/13	Aaa	98,525
180,000	Export-Import Bank of Korea	8.130	01/21/14	A2	208,960
70,000	Hydro Quebec	9.400	02/01/21	Aa2	93,496
150,000	Italian Republic	2.130	10/05/12	NR	149,561
74,000	Italian Republic	5.380	06/15/33	NR	72,777
87,000	Mexico Government International Bond	5.880	01/15/14	Baa1	95,048
66,000	Mexico Government International Bond	7.500	04/08/33	Baa1	75,735
80,000	Peruvian Government International Bond	7.130	03/30/19	Baa3	92,000
194,000	Province of Ontario Canada	5.000	10/18/11	Aa1	206,158
41,000	Province of Quebec Canada	7.500	09/15/29	Aa2	51,582
289,000	South Africa Government International Bond	7.380	04/25/12	A3	317,178
80,000	United Mexican States	5.950	03/19/19	Baa1	84,600

	TOTAL FOREIGN GOVERNMENT BONDS				2,267,200

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

MORTGAGE BACKED - 36.47%
$ 785,463		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.000%	11/01/18		$803,060
144,071		FGLMC	4.000	05/01/19		147,194
201,482		FGLMC	5.500	11/01/19		214,730
166,404		FGLMC	5.000	10/01/22		174,225
300,368		FGLMC	5.000	10/01/23		314,328
49,748		FGLMC	4.500	05/01/24		51,184
150,000		FGLMC	4.500	12/01/24		154,330
359,855		FGLMC	4.000	02/01/29		353,086
175,000	h	FGLMC	5.000	12/01/29		180,832
109,742	h	FGLMC	7.000	04/01/32		121,192
170,320		FGLMC	5.500	11/01/32		179,333
682,868		FGLMC	5.000	03/01/33		703,069
135,492		FGLMC	6.000	03/01/33		144,807
355,898		FGLMC	5.000	04/01/33		366,426
126,910		FGLMC	6.500	08/01/33		137,063
442,769		FGLMC	4.500	06/01/34		444,338
34,618		FGLMC	5.500	01/01/35		36,418
49,280		FGLMC	5.500	01/01/35		51,842
53,123	h,i	FGLMC	4.950	10/01/35		55,664
1,063,285		FGLMC	5.000	12/01/35		1,092,415
164,452	h	FGLMC	5.000	02/01/36		168,957
522,170		FGLMC	6.000	07/01/36		557,417
177,910	h	FGLMC	6.000	09/01/36		189,141
339,580		FGLMC	5.500	11/01/36		356,382
463,967	h	FGLMC	6.500	03/01/37		497,169
219,963	h,i	FGLMC	5.790	05/01/37		232,999
1,663,256		FGLMC	5.500	06/01/37		1,744,252
765,900	h,i	FGLMC	5.890	09/01/37		814,033
148,285		FGLMC	5.500	06/01/38		155,498
1,104,763		FGLMC	6.000	03/01/39		1,172,540
138,489		FGLMC	4.500	08/01/39		138,288
874,971		FGLMC	4.000	09/01/39		844,663
402,763	h	FGLMC	5.500	09/01/39		422,313
194,614		FGLMC	4.000	11/01/39		187,853
348,820		FGLMC	5.000	11/01/39		358,049
750,000	h	FGLMC	4.500	12/01/39		748,906
81,361	h,i	Federal Home Loan Mortgage Corp (FHLMC)	5.870	02/01/37		86,192
228,239		Federal National Mortgage Association (FNMA)	5.500	09/01/16		242,675
54,908		FNMA	6.000	05/01/17		58,844
428,028		FNMA	5.000	09/01/17		451,087
51,585		FNMA	5.000	12/01/17		54,364
603,130		FNMA	4.500	09/01/18		628,644
23,743		FNMA	5.000	01/01/19		25,015
51,279	h	FNMA	4.500	06/01/19		53,320
118,960		FNMA	4.500	10/01/20		123,472
93,050		FNMA	6.000	08/01/21		99,547
229,423		FNMA	4.500	04/01/23		236,475
158,046		FNMA	5.000	06/01/23		165,341
113,835		FNMA	4.000	06/01/24		114,666

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 349,691		FNMA	4.000%	09/01/24		$352,242
266,118		FNMA	5.000	01/01/25		276,176
49,925		FNMA	5.000	02/01/28		51,665
97,978		FNMA	4.000	07/01/29		96,089
90,000	h	FNMA	4.500	01/01/30		91,218
162,998		FNMA	6.000	11/01/31		174,408
43,767		FNMA	6.500	08/01/32		47,295
52,976	h	FNMA	7.500	09/01/32		59,779
1,606,129		FNMA	5.500	06/01/33		1,688,108
850,064		FNMA	5.000	07/01/33		875,876
259,921	h	FNMA	5.000	03/01/34		267,813
94,509	h	FNMA	4.500	05/01/34		95,080
170,108		FNMA	5.000	08/01/34		175,273
49,040		FNMA	5.500	11/01/34		51,543
689,773		FNMA	5.500	02/01/35		724,980
1,221,392		FNMA	5.000	08/01/35		1,255,807
325,002	i	FNMA	5.190	01/01/36		339,876
277,942		FNMA	6.500	09/01/36		298,266
757,211		FNMA	6.000	10/01/36		804,300
235,660	i	FNMA	5.440	01/01/37		248,327
953,426		FNMA	5.500	01/01/37		999,856
47,017		FNMA	5.000	03/01/37		48,305
65,047	i	FNMA	6.040	03/01/37		68,952
723,356		FNMA	5.500	06/01/37		758,017
989,703		FNMA	6.000	09/01/37		1,049,858
505,590		FNMA	6.500	10/01/37		542,008
112,678	h	FNMA	6.500	01/01/38		120,794
274,160	h	FNMA	7.000	02/01/38		300,811
321,761		FNMA	5.000	03/01/38		330,558
66,972	h	FNMA	6.000	03/01/38		71,043
724,385		FNMA	5.500	11/01/38		759,096
248,277		FNMA	5.000	12/01/38		255,065
1,082,227		FNMA	6.000	01/01/39		1,147,330
128,394		FNMA	5.500	04/01/39		134,546
1,278,863		FNMA	4.500	07/01/39		1,277,797
1,471,448		FNMA	4.000	08/01/39		1,421,940
298,280		FNMA	5.000	09/01/39		306,405
250,000	h	FNMA	4.500	01/01/40		249,792
47,921	h	Government National Mortgage Association (GNMA)	5.000	02/15/18		50,709
58,979		GNMA	4.000	08/15/24		59,925
171,035		GNMA	5.500	12/20/32		180,439
325,677		GNMA	5.500	05/15/33		343,654
85,520		GNMA	5.000	08/15/33		88,617
252,767		GNMA	5.500	05/20/36		265,525
62,671		GNMA	6.500	06/15/36		66,743
93,462		GNMA	5.000	09/15/36		96,329
145,351		GNMA	6.000	09/15/36		153,981
93,788		GNMA	5.000	12/15/36		96,654
95,783		GNMA	6.500	04/15/37		101,961
225,333		GNMA	6.000	06/15/37		238,465
275,091		GNMA	6.000	08/20/37		291,850

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 201,304	GNMA	6.500%	08/20/37		$214,710
74,877	GNMA	5.500	05/20/38		78,589
156,255	GNMA	5.500	07/20/38		164,000
229,975	GNMA	5.500	08/15/38		241,232
210,481	GNMA	6.000	08/20/38		223,134
299,115	GNMA	5.000	10/15/38		308,171
506,784	GNMA	4.500	03/15/39		508,021
270,992	GNMA	4.000	05/15/39		262,289
348,706	GNMA	5.000	06/15/39		358,971
24,698	GNMA	4.500	07/20/39		24,712
259,687	GNMA	5.500	08/15/39		272,399
861,223	GNMA	6.000	08/15/39		910,873
258,179	GNMA	4.000	08/20/39		249,162
88,682	GNMA	5.000	08/20/39		91,312
174,345	GNMA	5.000	09/15/39		179,624
536,116	GNMA	5.000	09/20/39		552,016
124,523	GNMA	4.500	10/20/39		124,594
300,000	GNMA	4.500	12/15/39		300,732

	TOTAL MORTGAGE BACKED				41,569,325

MUNICIPAL BONDS - 0.38%
30,000	Los Angeles Unified School District	5.750	07/01/34	Aa3	27,707
35,000	New Jersey State Turnpike Authority	7.410	01/01/40	A3	39,192
30,000	New York State Dormitory Authority	5.630	03/15/39	Aaa	28,496
85,000	State of California	7.550	04/01/39	Baa1	82,371
300,000	State of Illinois	5.100	06/01/33	A2	249,870

	TOTAL MUNICIPAL BONDS				427,636

U.S. TREASURY SECURITIES - 26.85%
259,100	United States Treasury Bond	8.000	11/15/21		352,821
180,000	United States Treasury Bond	5.250	02/15/29		195,019
124,000	United States Treasury Bond	5.380	02/15/31		137,020
785,000	United States Treasury Bond	4.500	02/15/36		773,225
134,000	United States Treasury Bond	4.750	02/15/37		136,931
136,000	United States Treasury Bond	5.000	05/15/37		144,436
144,000	United States Treasury Bond	4.380	02/15/38		138,240
404,700	United States Treasury Note	0.880	12/31/10		406,186
625,000	United States Treasury Note	4.250	01/15/11		648,438
527,000	United States Treasury Note	0.880	01/31/11		528,647
247,000	United States Treasury Note	5.000	02/15/11		258,858
645,900	United States Treasury Note	0.880	02/28/11		647,464
250,000	United States Treasury Note	4.500	02/28/11		260,947
552,800	United States Treasury Note	0.880	03/31/11		553,815
161,000	United States Treasury Note	4.750	03/31/11		168,899
459,400	United States Treasury Note	0.880	04/30/11		460,010
324,000	United States Treasury Note	0.880	05/31/11		324,392
285,000	United States Treasury Note	1.130	06/30/11		286,158
500,000	United States Treasury Note	1.000	07/31/11		500,762
88,000	United States Treasury Note	1.130	01/15/12		87,917
338,000	United States Treasury Note	1.380	02/15/12		338,977
293,000	United States Treasury Note	1.380	03/15/12		293,664

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 90,000	United States Treasury Note	4.500%	03/31/12		$96,328
325,000	United States Treasury Note	1.380	04/15/12		325,305
137,000	United States Treasury Note	4.500	04/30/12		146,879
423,000	United States Treasury Note	1.380	05/15/12		423,000
125,000	United States Treasury Note	4.750	05/31/12		134,990
539,000	United States Treasury Note	1.880	06/15/12		544,896
404,000	United States Treasury Note	1.500	07/15/12		404,631
125,000	United States Treasury Note	4.630	07/31/12		135,000
476,500	United States Treasury Note	1.750	08/15/12		479,590
230,000	United States Treasury Note	4.380	08/15/12		247,448
150,000	United States Treasury Note	4.130	08/31/12		160,359
790,000	United States Treasury Note	1.380	09/15/12		786,295
165,000	United States Treasury Note	4.000	11/15/12		176,254
193,000	United States Treasury Note	3.630	12/31/12		204,082
160,000	United States Treasury Note	2.880	01/31/13		165,663
230,000	United States Treasury Note	3.880	02/15/13		244,950
202,000	United States Treasury Note	2.750	02/28/13		208,123
235,000	United States Treasury Note	2.500	03/31/13		240,342
209,000	United States Treasury Note	3.130	04/30/13		217,752
205,000	United States Treasury Note	3.380	06/30/13		215,170
239,000	United States Treasury Note	4.250	08/15/13		257,896
500,000	United States Treasury Note	3.130	08/31/13		519,571
196,000	United States Treasury Note	3.130	09/30/13		203,702
165,000	United States Treasury Note	2.750	10/31/13		168,983
164,000	United States Treasury Note	2.000	11/30/13		163,129
183,000	United States Treasury Note	1.500	12/31/13		178,182
153,000	United States Treasury Note	1.880	04/30/14		149,856
100,000	United States Treasury Note	4.750	05/15/14		110,031
148,000	United States Treasury Note	2.250	05/31/14		146,994
169,000	United States Treasury Note	2.630	06/30/14		170,228
185,000	United States Treasury Note	2.630	07/31/14		185,925
117,000	United States Treasury Note	4.250	08/15/14		126,223
133,000	United States Treasury Note	2.380	08/31/14		132,023
3,805,000	United States Treasury Note	2.380	09/30/14		3,772,885
1,125,000	United States Treasury Note	4.250	08/15/15		1,204,100
176,000	United States Treasury Note	2.380	03/31/16		168,383
164,000	United States Treasury Note	5.130	05/15/16		182,911
70,000	United States Treasury Note	7.250	05/15/16		86,652
1,040,000	United States Treasury Note	3.250	06/30/16		1,043,006
225,000	United States Treasury Note	3.250	07/31/16		225,404
236,000	United States Treasury Note	3.000	08/31/16		232,110
173,000	United States Treasury Note	4.630	11/15/16		187,178
178,400	United States Treasury Note	7.500	11/15/16		224,826
160,000	United States Treasury Note	8.750	05/15/17		216,263
180,000	United States Treasury Note	4.750	08/15/17		195,314
139,200	United States Treasury Note	8.880	08/15/17		189,747
197,000	United States Treasury Note	4.250	11/15/17		206,481
282,000	United States Treasury Note	3.500	02/15/18		279,687
224,000	United States Treasury Note	3.880	05/15/18		227,448
248,000	United States Treasury Note	4.000	08/15/18		253,289
415,300	United States Treasury Note	3.750	11/15/18		415,268

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 412,400		United States Treasury Note	2.750%	02/15/19		$379,666
130,100		United States Treasury Note	8.880	02/15/19		181,733
428,200		United States Treasury Note	3.130	05/15/19		405,519
284,100		United States Treasury Note	3.630	08/15/19		279,306
151,300		United States Treasury Note	8.130	08/15/19		203,640
360,000		United States Treasury Note	3.380	11/15/19		346,277
148,500		United States Treasury Note	8.750	08/15/20		210,081
125,700		United States Treasury Note	7.880	02/15/21		168,949
125,000		United States Treasury Note	8.130	05/15/21		170,996
122,000		United States Treasury Note	8.130	08/15/21		167,331
127,000		United States Treasury Note	7.250	08/15/22		164,525
446,000		United States Treasury Note	7.130	02/15/23		571,995
194,000		United States Treasury Note	6.250	08/15/23		231,709
280,000		United States Treasury Note	6.880	08/15/25		355,381
117,600		United States Treasury Note	6.000	02/15/26		137,574
279,000		United States Treasury Note	6.130	11/15/27		332,359
122,600		United States Treasury Note	6.250	05/15/30		149,764
183,000		United States Treasury Note	4.500	05/15/38		179,197
518,000		United States Treasury Note	3.500	02/15/39		424,274
296,000		United States Treasury Note	4.250	05/15/39		277,685
241,000		United States Treasury Note	4.500	08/15/39		235,540

		TOTAL U.S. TREASURY SECURITIES				30,597,079

		TOTAL GOVERNMENT BONDS				83,720,020

		(Cost $84,267,909)

STRUCTURED ASSETS - 3.57%

ASSET BACKED - 0.53%
200,000		Chase Issuance Trust	4.260	05/15/13	Aaa	207,927
		Series - 2008 A9 (Class A9)
190,000		Chase Issuance Trust	2.400	06/17/13	NR	192,864
		Series - 2009 A3 (Class A3)
196,000		CitiBank Credit Card Issuance Trust	5.450	05/10/13	Aaa	206,291
		Series - 2006 A4 (Class A4)

		TOTAL ASSET BACKED				607,082

OTHER MORTGAGE BACKED - 3.04%
50,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	Aaa	47,830
		Series - 2005 PWR8 (Class A4)
125,000	i	Bear Stearns Commercial Mortgage Securities	5.470	01/12/45	Aaa	118,302
		Series - 2007 T26 (Class A4)
125,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/49	Aaa	113,359
		Series - 2007 C9 (Class A4)
715,000	i	Credit Suisse Mortgage Capital Certificates	5.720	06/15/39	Aaa	732,401
		Series - 2007 C3 (Class A2)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	Aaa	162,739
		Series - 2006 C4 (Class A3)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE

$ 180,000	i	Greenwich Capital Commercial Funding	5.320%	06/10/36	Aaa	$182,700
		Series - 0 GG1 (Class A7)
535,000		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	Aaa	541,981
		Series - 2007 GG9 (Class A2)
150,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	132,532
		Series - 2007 GG9 (Class A4)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	Aaa	118,081
		Series - 2006 CB17 (Class A4)
45,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	39,027
		Series - 2006 LDP9 (Class A3)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	Aaa	367,867
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	Aaa	119,157
		Series - 2006 C6 (Class A4)
325,000	i	Wachovia Bank Commercial Mortgage Trust	5.420	01/15/45	Aaa	311,313
		Series - 2006 C23 (Class A4)
685,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aa2	480,461
		Series - 2007 C33 (Class AM)

		TOTAL OTHER MORTGAGE BACKED				3,467,750

		TOTAL STRUCTURED ASSETS				4,074,832

		(Cost $4,023,837)
		TOTAL BONDS				112,145,959

		(Cost $112,733,343)

SHORT-TERM INVESTMENTS - 2.05%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.05%
2,335,000		Federal Home Loan Bank (FHLB)		01/13/10		2,334,977

						2,334,977

		TOTAL SHORT-TERM INVESTMENTS				2,334,977

		(Cost $2,334,977)

		TOTAL INVESTMENTS - 100.45%				114,480,936
		(Cost $115,068,320)
		OTHER ASSETS AND LIABILITIES, NET - (0.45)%				(516,861)

		NET ASSETS - 100.00%				$113,964,075

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not Rated by Moody’s
plc	Public Limited Company

TIAA-CREF FUNDS - Bond Index Fund

†	As provided by Moody’s Investors Services
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At 12/31/2009, the value of these securities amounted to $130,314 or 0.11% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.03%

BANKER'S ACCEPTANCES - 5.20%
$ 1,077,000	Bank of America NA		01/04/10	$1,076,982
1,497,000	Bank of America NA		01/05/10	1,496,967
1,751,000	Bank of America NA		01/08/10	1,750,932
1,098,000	Bank of America NA		01/21/10	1,097,909
4,583,000	Bank of America NA		02/04/10	4,581,562
1,181,000	Bank of America NA		02/09/10	1,180,706
1,324,000	Bank of America NA		02/11/10	1,323,578
3,000,000	Bank of America NA		02/12/10	2,997,900
2,810,000	Bank of America NA		02/18/10	2,809,251
1,494,000	Bank of America NA		02/22/10	1,493,568
2,398,000	Bank of America NA		02/23/10	2,397,329
3,036,000	Bank of America NA		03/01/10	3,033,709
139,000	Bank of America NA		03/10/10	138,940
1,464,000	Bank of America NA		03/24/10	1,463,166
1,176,000	Bank of America NA		03/25/10	1,175,349
1,242,000	Bank of America NA		04/13/10	1,241,155
2,344,000	Bank of America NA		05/12/10	2,341,015
591,000	JPMorgan Chase Bank NA		01/14/10	590,957
2,081,000	JPMorgan Chase Bank NA		01/25/10	2,080,723
1,301,000	JPMorgan Chase Bank NA		01/26/10	1,300,819
4,000,000	JPMorgan Chase Bank NA		02/01/10	3,999,311
10,094,000	JPMorgan Chase Bank NA		02/09/10	10,092,014
7,503,000	JPMorgan Chase Bank NA		02/16/10	7,501,562
1,662,000	JPMorgan Chase Bank NA		02/22/10	1,661,640
1,000,000	JPMorgan Chase Bank NA		04/29/10	999,017
1,000,000	Wachovia Bank NA		01/12/10	999,936
302,259	Wachovia Bank NA		02/04/10	302,159
2,115,000	Wachovia Bank NA		02/23/10	2,113,848
1,555,068	Wachovia Bank NA		03/08/10	1,553,785
1,614,000	Wachovia Bank NA		03/15/10	1,612,789
484,748	Wachovia Bank NA		03/29/10	484,221

	TOTAL BANKER'S ACCEPTANCES			66,892,799

CERTIFICATE OF DEPOSIT - 11.49%
9,100,000	Abbey National North America LLC	0.210%	02/05/10	9,100,088
2,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.190	01/19/10	2,000,005
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.280	02/26/10	5,000,428
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.340	05/17/10	5,000,094
1,760,000	Bank of Montreal	0.140	01/08/10	1,760,003
2,500,000	Bank of Montreal	0.180	01/15/10	2,500,010
4,900,000	Bank of Montreal	0.190	03/18/10	4,900,104
5,000,000	Bank of Nova Scotia	0.950	06/10/10	5,000,000
5,000,000	Barclays Bank plc	0.780	01/11/10	5,000,000
5,000,000	Barclays Bank plc	0.960	04/19/10	5,000,000

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,285,000	Barclays Bank plc	0.820%	05/11/10	$2,285,000
5,000,000	Barclays Bank plc	0.570	05/17/10	5,000,000
5,500,000	Barclays Bank plc	0.500	06/02/10	5,500,000
5,000,000	Barclays Bank plc	0.620	07/01/10	5,000,000
3,500,000	Barclays Bank plc	0.580	08/18/10	3,500,000
10,000,000	BNP Paribas Finance, Inc	0.220	01/29/10	10,000,078
5,000,000	Calyon North America, Inc	0.180	01/11/10	5,000,014
5,000,000	Calyon North America, Inc	0.270	02/03/10	5,000,046
2,280,000	Canadian Imperial Bank of Commerce	0.250	01/20/10	2,280,000
10,325,000	Lloyds TSB Bank plc	0.220	01/11/10	10,325,042
5,000,000	Rabobank Nederland NV	0.520	01/15/10	5,000,039
3,915,000	Rabobank Nederland NV	0.190	03/02/10	3,915,065
5,000,000	Rabobank Nederland NV	0.170	03/03/10	5,000,085
5,000,000	Rabobank Nederland NV	1.050	04/30/10	5,008,040
10,000,000	Royal Bank of Canada	0.230	01/22/10	10,000,058
5,000,000	Royal Bank of Scotland plc	0.250	01/22/10	5,000,000
4,550,000	Royal Bank of Scotland plc	0.680	04/05/10	4,550,000
5,000,000	Toronto-Dominion Bank	0.250	01/25/10	5,000,000
5,000,000	Toronto-Dominion Bank	0.180	03/03/10	5,000,000

	TOTAL CERTIFICATE OF DEPOSIT			147,624,199

COMMERCIAL PAPER - 43.53%
3,770,000	Abbey National North America LLC		01/20/10	3,769,582
5,530,000	Abbey National North America LLC		02/11/10	5,528,930
5,000,000	Abbey National North America LLC		02/24/10	4,998,725
4,000,000	Abbey National North America LLC		03/22/10	3,998,133
1,875,000	American Honda Finance Corp		01/05/10	1,874,969
5,000,000	American Honda Finance Corp		01/22/10	4,999,417
5,000,000	American Honda Finance Corp		01/26/10	4,999,444
5,000,000	American Honda Finance Corp		01/28/10	4,999,325
2,100,000	Bank of Nova Scotia		01/12/10	2,099,865
5,000,000	Bank of Nova Scotia		01/15/10	4,999,708
3,940,000	Bank of Nova Scotia		01/26/10	3,939,453
9,235,000	Bank of Nova Scotia		01/28/10	9,233,684
4,435,000	Bank of Nova Scotia		02/18/10	4,433,936
7,600,000	Bank of Nova Scotia		02/19/10	7,598,222
3,695,000	BNP Paribas Finance, Inc		01/07/10	3,694,865
4,000,000	BNP Paribas Finance, Inc		01/12/10	3,999,731
2,200,000	BNP Paribas Finance, Inc		01/26/10	2,199,694
12,385,000	BNP Paribas Finance, Inc		01/27/10	12,382,987
5,000,000	BNP Paribas Finance, Inc		01/29/10	4,999,378
2,976,000	Calyon North America, Inc		01/13/10	2,975,832
2,470,000	Calyon North America, Inc		04/06/10	2,468,696
3,000,000	Coca-Cola Co		01/14/10	2,999,838
8,905,000	Coca-Cola Co		01/19/10	8,904,307
1,300,000	Coca-Cola Co		01/25/10	1,299,905
2,375,000	Coca-Cola Co		02/02/10	2,374,747
3,000,000	Coca-Cola Co		03/15/10	2,998,844
2,875,000	Coca-Cola Co		04/08/10	2,873,528
5,000,000	Coca-Cola Co		04/16/10	4,997,083
4,150,000	Fairway Finance LLC		01/06/10	4,149,902
2,000,000	Fairway Finance LLC		03/09/10	1,999,256

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,000,000	Fairway Finance LLC		03/10/10	$1,999,131
2,250,000	Govco LLC		01/27/10	2,249,643
10,248,000	Govco LLC		03/05/10	10,244,413
4,465,000	Govco LLC		03/10/10	4,461,879
5,000,000	Johnson & Johnson		02/17/10	4,999,086
5,000,000	Johnson & Johnson		03/26/10	4,998,367
4,500,000	Johnson & Johnson		04/05/10	4,498,003
1,100,000	Johnson & Johnson		04/19/10	1,099,406
6,000,000	Johnson & Johnson		04/20/10	5,997,275
6,725,000	Johnson & Johnson		05/03/10	6,720,897
5,125,000	Johnson & Johnson		05/24/10	5,121,539
1,825,000	Kitty Hawk Funding Corp		02/17/10	1,824,571
4,862,000	Kitty Hawk Funding Corp		03/01/10	4,860,247
500,000	Lloyds TSB Bank plc		01/07/10	499,982
3,280,000	Lloyds TSB Bank plc		01/26/10	3,279,601
2,750,000	Lloyds TSB Bank plc		02/17/10	2,749,210
5,000,000	Lloyds TSB Bank plc		02/26/10	4,998,134
4,580,000	Lloyds TSB Bank plc		03/19/10	4,574,612
14,000,000	Nestle Capital Corp		01/19/10	13,995,799
4,000,000	Nestle Capital Corp		02/16/10	3,996,576
5,000,000	Nestle Capital Corp		02/22/10	4,999,278
4,525,000	Nestle Capital Corp		03/02/10	4,523,569
2,000,000	Nestle Capital Corp		04/16/10	1,999,125
5,000,000	Old Line Funding LLC		01/06/10	4,999,861
883,000	Old Line Funding LLC		01/11/10	882,956
9,520,000	Old Line Funding LLC		01/13/10	9,519,365
8,000,000	Old Line Funding LLC		01/25/10	7,999,147
1,250,000	Old Line Funding LLC		01/26/10	1,249,861
3,000,000	Old Line Funding LLC		02/17/10	2,999,295
5,000,000	Old Line Funding LLC		03/15/10	4,998,074
8,700,000	Park Avenue Receivables Corp		01/04/10	8,699,868
4,475,000	Park Avenue Receivables Corp		01/12/10	4,474,781
5,000,000	Park Avenue Receivables Corp		01/14/10	4,999,711
1,110,000	Park Avenue Receivables Corp		01/26/10	1,109,869
3,000,000	Park Avenue Receivables Corp		02/08/10	2,999,462
3,000,000	Private Export Funding Corp		01/27/10	2,999,393
1,155,000	Private Export Funding Corp		02/05/10	1,154,382
1,000,000	Private Export Funding Corp		02/11/10	999,374
5,000,000	Private Export Funding Corp		02/17/10	4,997,062
3,400,000	Private Export Funding Corp		03/02/10	3,399,150
3,350,000	Private Export Funding Corp		03/08/10	3,347,482
3,000,000	Private Export Funding Corp		03/09/10	2,997,711
3,000,000	Private Export Funding Corp		04/05/10	2,998,277
5,450,000	Private Export Funding Corp		04/07/10	5,442,442
3,595,000	Private Export Funding Corp		04/16/10	3,593,008
5,000,000	Private Export Funding Corp		04/26/10	4,991,854
6,025,000	Province of Ontario Canada		01/07/10	6,024,819
4,110,000	Province of Ontario Canada		02/04/10	4,109,418
10,000,000	Province of Ontario Canada		03/09/10	9,997,674
3,000,000	Province of Ontario Canada		04/19/10	2,997,750
6,050,000	Rabobank USA Financial Corp		02/08/10	6,048,556
10,000,000	Rabobank USA Financial Corp		03/05/10	9,996,850

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 1,530,000	Ranger Funding Co LLC		01/14/10	$1,529,867
9,000,000	Ranger Funding Co LLC		01/20/10	8,998,907
5,000,000	Ranger Funding Co LLC		02/10/10	4,998,556
1,040,000	Ranger Funding Co LLC		02/22/10	1,039,700
5,000,000	Ranger Funding Co LLC		02/24/10	4,998,575
5,000,000	Ranger Funding Co LLC		03/03/10	4,998,221
3,000,000	Ranger Funding Co LLC		03/23/10	2,998,515
1,916,000	Royal Bank of Canada		01/22/10	1,915,743
4,000,000	Royal Bank of Canada		01/25/10	3,999,467
5,000,000	Royal Bank of Canada		02/23/10	4,998,232
3,000,000	Royal Bank of Canada		06/21/10	2,996,723
3,000,000	Santander Central Hispano Finance Delaware, Inc		04/09/10	2,995,753
1,500,000	Santander Central Hispano Finance Delaware, Inc		04/30/10	1,498,314
3,000,000	Santander Central Hispano Finance Delaware, Inc		06/03/10	2,991,585
20,600,000	Sheffield Receivables Corp		01/07/10	20,599,267
5,000,000	Sheffield Receivables Corp		02/03/10	4,999,038
4,000,000	Straight-A Funding LLC		02/16/10	3,998,978
6,085,000	Svensk Exportkredit AB		02/01/10	6,083,882
10,000,000	Svensk Exportkredit AB		03/17/10	9,996,667
5,000,000	Svensk Exportkredit AB		03/19/10	4,998,075
3,320,000	Svensk Exportkredit AB		04/01/10	3,318,113
3,000,000	Toronto-Dominion Holdings USA, Inc		01/11/10	2,999,817
2,000,000	Toronto-Dominion Holdings USA, Inc		03/15/10	1,998,581
3,000,000	Toronto-Dominion Holdings USA, Inc		03/23/10	2,995,748
3,000,000	Toronto-Dominion Holdings USA, Inc		04/06/10	2,994,854
5,500,000	Toronto-Dominion Holdings USA, Inc		05/14/10	5,490,855
10,000,000	Toyota Motor Credit Corp		01/05/10	9,999,828
5,000,000	Toyota Motor Credit Corp		01/12/10	4,999,771
5,060,000	Toyota Motor Credit Corp		01/14/10	5,059,726
5,000,000	Toyota Motor Credit Corp		02/17/10	4,998,760
5,000,000	Toyota Motor Credit Corp		02/18/10	4,998,733
4,460,000	Toyota Motor Credit Corp		03/01/10	4,458,611
3,000,000	Variable Funding Capital Co LLC		01/08/10	2,999,907
5,000,000	Variable Funding Capital Co LLC		01/12/10	4,999,755
4,000,000	Variable Funding Capital Co LLC		01/14/10	3,999,682
5,000,000	Variable Funding Capital Co LLC		01/20/10	4,999,446
3,000,000	Variable Funding Capital Co LLC		01/29/10	2,999,603
5,000,000	Variable Funding Capital Co LLC		02/10/10	4,999,056
10,000,000	Yorktown Capital LLC		01/21/10	9,998,611

	TOTAL COMMERCIAL PAPER			559,453,303

INTEREST BEARING SHORT TERM - 0.16%
2,000,000	Svensk Exportkredit AB	4.500%	09/27/10	2,056,769

	TOTAL INTEREST BEARING SHORT TERM			2,056,769

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 25.26%
905,000	Federal Home Loan Bank (FHLB)		02/17/10	904,622
2,000,000	FHLB		01/11/10	1,999,922
100,000	FHLB		01/12/10	99,976
1,100,000	FHLB		02/05/10	1,099,925
100,000	FHLB		02/10/10	99,900
100,000	FHLB		02/11/10	99,903

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 10,000,000	FHLB		02/19/10	$9,998,911
10,497,000	FHLB		03/19/10	10,494,306
2,000,000	FHLB		03/24/10	1,999,408
5,000,000	FHLB		03/26/10	4,998,658
870,000	FHLB		04/01/10	868,956
4,187,000	FHLB		04/22/10	4,179,254
2,144,000	FHLB		05/05/10	2,141,785
2,616,000	FHLB		05/12/10	2,614,477
5,000,000	FHLB		09/15/10	4,985,722
4,000,000	FHLB		09/16/10	3,988,247
2,545,000	FHLB		09/17/10	2,537,676
3,000,000	FFCB		04/21/10	2,996,150
500,000	Federal Home Loan Mortgage Corp (FHLMC)		01/04/10	499,985
5,455,000	FHLMC		01/06/10	5,454,886
4,575,000	FHLMC		01/20/10	4,574,590
5,000,000	FHLMC		01/21/10	4,999,417
3,095,000	FHLMC		01/26/10	3,094,033
4,040,000	FHLMC		01/27/10	4,039,562
4,200,000	FHLMC		02/02/10	4,199,440
9,800,000	FHLMC		02/08/10	9,797,625
3,705,000	FHLMC		02/12/10	3,704,308
8,000,000	FHLMC		02/16/10	7,998,467
5,000,000	FHLMC		02/22/10	4,998,194
5,000,000	FHLMC		03/02/10	4,998,708
5,000,000	FHLMC		03/09/10	4,998,465
11,050,000	FHLMC		03/16/10	11,046,492
24,768,000	FHLMC		03/22/10	24,759,623
5,000,000	FHLMC		03/24/10	4,998,861
4,547,000	FHLMC		03/29/10	4,545,214
10,700,000	FHLMC		03/30/10	10,695,571
6,105,000	FHLMC		03/31/10	6,102,602
3,500,000	FHLMC		04/01/10	3,498,688
17,950,000	FHLMC		04/12/10	17,943,147
5,000,000	FHLMC		04/20/10	4,997,426
3,330,000	FHLMC		04/28/10	3,328,377
12,685,000	FHLMC		05/04/10	12,678,053
3,370,000	FHLMC		05/05/10	3,365,992
5,700,000	FHLMC		05/10/10	5,696,913
3,565,000	FHLMC		05/11/10	3,562,747
3,200,000	FHLMC		05/17/10	3,197,945
1,500,000	FHLMC		06/01/10	1,497,861
260,000	Federal National Mortgage Association (FNMA)		01/25/10	259,938
8,830,000	FNMA		02/10/10	8,828,332
2,745,000	FNMA		02/22/10	2,743,513
6,316,000	FNMA		03/10/10	6,314,210
3,100,000	FNMA		03/15/10	3,099,057
6,500,000	FNMA		03/24/10	6,497,728
3,050,000	FNMA		03/31/10	3,049,246
9,890,000	FNMA		04/01/10	9,876,037
5,953,000	FNMA		04/14/10	5,949,764
4,750,000	FNMA		04/21/10	4,747,750
6,615,000	FNMA		05/05/10	6,610,896

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 5,000,000		FNMA		05/19/10	$4,997,125
3,000,000		FNMA		05/25/10	2,997,780
7,000,000		FNMA		05/26/10	6,995,247
4,000,000		FNMA		06/09/10	3,996,467
1,320,000		FNMA		08/16/10	1,317,919
5,000,000		FNMA		12/01/10	4,981,213

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			324,643,212

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 5.53%
10,000,000	i	Federal Home Loan Bank (FHLB)	0.120%	01/08/10	10,000,001
10,000,000	i	FHLB	0.210	01/13/10	9,999,934
7,000,000	i	FHLB	0.740	02/26/10	7,000,000
10,000,000	i	FHLB	0.780	03/11/10	9,999,943
2,500,000	i	FHLB	0.560	06/22/10	2,499,206
2,555,000	i	FHLB	1.060	07/13/10	2,562,035
9,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.140	02/04/10	9,000,000
20,000,000	i	FHLMC	0.140	02/09/10	20,000,763

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			71,061,882

U.S. TREASURY BILLS - 8.86%
16,135,000		United States Cash Management Bill		06/10/10	16,110,813
24,670,000		United States Cash Management Bill		06/17/10	24,642,265
15,000,000		United States Treasury Bill		02/11/10	14,995,871
8,085,000		United States Treasury Bill		03/04/10	8,082,858
7,000,000		United States Treasury Bill		04/08/10	6,997,077
10,000,000		United States Treasury Bill		04/15/10	9,995,450
3,115,000		United States Treasury Bill		04/22/10	3,113,415
1,835,000		United States Treasury Bill		05/13/10	1,833,957
10,000,000		United States Treasury Bill		05/20/10	9,994,981
5,000,000		United States Treasury Bill		05/27/10	4,996,654
6,500,000		United States Treasury Note	2.880	06/30/10	6,573,235
5,000,000		United States Treasury Note	2.750	07/31/10	5,068,244
1,500,000		United States Treasury Note	1.250	11/30/10	1,511,333

		TOTAL U.S. TREASURY BILLS			113,916,153

		TOTAL SHORT-TERM INVESTMENTS			1,285,648,317

		(Cost $1,285,648,317)

		TOTAL INVESTMENTS - 100.03%			1,285,648,317
		(Cost $1,285,648,317)
		OTHER ASSETS & LIABILITIES, NET - (0.03)%			(323,377)

		NET ASSETS - 100.00%			$1,285,324,940

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
plc	Public Limited Company

TIAA-CREF FUNDS - Money Market Fund

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2009

TIAA-CREF Funds – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-seven series (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of December 31, 2009, the Funds did not have any securities out on loan.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies – These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

As of December 31, 2009, 100% of the investments in the Large-Cap Growth Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Enhanced-Large Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice

Equity Fund, Real Estate Securities Fund, and the Managed Allocation Fund were valued based on Level 1 inputs.

As of December 31, 2009, 100% of the investments in the High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Growth & Income
Domestic Common Stocks	$1,458,364,143	$-	$-	$1,458,364,143
Foreign Common Stocks
Business Services	4,562,032	-	-	4,562,032
Chemicals and Allied Products	14,587,699	4,335,887	-	18,923,586
Food and Kindred Products	2,902,726	16,412,186	-	19,314,912
Metal Mining	5,111,225	9,514,143	-	14,625,368
Oil and Gas Extraction	6,696,465	2,489,099	-	9,185,564
Total	$1,492,224,290	$32,751,315	$-	$1,524,975,605
International Equity
Domestic Common Stocks
Holding and Other Investment Offices	$29,212,404	$-	$-	$29,212,404
Industrial Machinery and Equipment	8,457,610			8,457,610
Foreign Common Stocks	-	2,052,516,497	-	2,052,516,497
Total	$37,670,014	$2,052,516,497	$-	$2,090,186,511
Large-Cap Value
Domestic Common Stocks	$1,118,239,525	$-	$-	$1,118,239,525
Foreign Common Stocks
Amusement and Recreation Services	856,105	-	-	856,105
Chemicals and Allied Products	15,026,036	8,014,092	-	23,040,128
Communications	-	2,240,512	-	2,240,512
Depository Institutions	-	1,154,577	-	1,154,577
Electronic and Other Electric Equipment	-	7,767,653	-	7,767,653
Food and Kindred Products	12,465,502	-	-	12,465,502
Hotels and Other Lodging Places	-	7,570,228	-	7,570,228
Metal Mining	-	6,510,736	-	6,510,736
Oil and Gas Extraction	-	1,858,864	-	1,858,864
Paper and Allied Products	-	54,513	-	54,513
Real Estate	-	516,174	-	516,174
Preferred Stocks	6,255,568	-	-	6,255,568
Total	$1,152,842,736	$35,687,349	$-	$1,188,530,085
Mid-Cap Growth
Domestic Common Stocks	$750,912,201	$-	$-	$750,912,201
Foreign Common Stocks
Business Services	-	12,645,905	-	12,645,905
Chemicals and Allied Products	-	4,290,608	-	4,290,608
Heavy Construction, Except Building	-	3,932,189	-	3,932,189
Oil and Gas Extraction	-	10,905,872	-	10,905,872
Total	$750,912,201	$31,774,574	$-	$782,686,775

Mid-Cap Value
Domestic Common Stocks	$1,475,956,426	$-	$-	$1,475,956,426
Foreign Common Stocks	-	-	-	-
Apparel and Accessory Stores	-	3,745,805	-	3,745,805
Chemicals and Allied Products	5,920,482	4,382,661	-	10,303,143
Coal Mining	-	4,859,832	-	4,859,832
Communications	-	2,906,814	-	2,906,814
Metal Mining	2,126,751	13,641,897	-	15,768,648
Oil and Gas Extraction	5,391,900	13,718,053	-	19,109,953
Primary Metal Industries	-	3,996,130	-	3,996,130
Printing and Publishing	-	8,676,750	-	8,676,750
Rubber and Miscellaneous Plastic Products	-	4,140,451	-	4,140,451
Transportation Equipment	-	7,316,318	-	7,316,318
Total	$1,489,395,559	$67,384,711	$-	$1,556,780,270
Small-Cap Blend Index
Domestic Common Stocks	$627,691,809	$-	$-	$627,691,809
Foreign Common Stocks	-	-	-	-
Electronic and Other Electric Equipment	-	1	-	1
Futures*	(537)	-	-	(537)
Total	$627,691,272	$1	$-	$627,691,273
International Equity Index
Domestic Common Stocks
Holding and Other Investment Offices	$6,164,070	$-	$-	$6,164,070
Foreign Common Stocks	24,138	1,434,808,630	-	1,434,832,768
Futures*	(20,307)	-	-	(20,307)
Total	$6,167,901	$1,434,808,630	$-	$1,440,976,531
Enhanced International Equity Index
Domestic Common Stocks
Holding and Other Investment Offices	$4,147,500	$-	$-	$4,147,500
Foreign Common Stocks	12,441,592	378,338,834	-	390,780,426
Total	$16,589,092	$378,338,834	$-	$394,927,926
Bond
Corporate Bonds	$-	$735,774,683	$-	$735,774,683
Government Bonds	-	1,469,107,584	-	1,469,107,584
Structured Assets	-	126,664,418	-	126,664,418
Preferred Stocks	496,454	-	-	496,454
Short-term investments	-	320,121,446	-	320,121,446
Total	$496,454	$2,651,668,131	$-	$2,652,164,585
Bond Plus
Bank Loan Obligations	$-	$7,182,350	$-	$7,182,350
Corporate Bonds	-	211,594,845	-	211,594,845
Government Bonds	-	235,093,671	-	235,093,671
Structured Assets	-	46,213,205	-	46,213,205
Preferred Stocks	162,039	-	-	162,039
Investments in Registered Investment Companies	4,549,749	-	-	4,549,749
Short-term investments	-	21,004,946	-	21,004,946
Total	$4,711,788	$521,089,017	$-	$525,800,805
Short-Term Bond
Corporate Bonds	$-	$100,403,988	$-	$100,403,988
Government Bonds	-	169,206,303	-	169,206,303
Structured Assets		13,455,996	-	13,455,996
Preferred Stocks	77,950	-	-	77,950
Total	$77,950	$283,066,287	$-	$283,144,237

* Futures contracts are derivative instruments not reflected in the schedule of investments.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3—investments

At December 31, 2009, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Growth & Income Fund	$1,398,449,765	$172,795,256	$(46,269,417)	$126,525,839
International Equity Fund	2,029,733,670	220,972,997	(160,520,156)	60,452,841
Large-Cap Growth Fund	685,361,598	100,383,694	(8,263,542)	92,120,151
Large-Cap Value Fund	1,235,070,357	86,028,920	(132,569,192)	(46,540,272)
Mid-Cap Growth Fund	705,547,198	112,388,836	(35,249,259)	77,139,577
Mid-Cap Value Fund	1,446,858,238	180,485,496	(70,563,464)	109,922,032
Small-Cap Equity Fund	662,076,069	99,304,311	(49,936,253)	49,368,058
Large-Cap Growth Index Fund	473,769,689	62,047,456	(27,250,414)	34,797,042
Large-Cap Value Index Fund	625,376,470	33,024,649	(120,471,512)	(87,446,863)
Equity Index Fund	1,497,431,511	278,809,569	(161,833,886)	116,975,683
S&P 500 Index Fund	1,253,120,507	117,528,411	(210,835,291)	(93,306,880)
Small-Cap Blend Index Fund	666,323,511	78,649,595	(117,281,296)	(38,631,701)
International Equity Index	1,484,192,060	108,625,694	(151,820,916)	(43,195,222)
Enhanced International Equity Index Fund	365,965,186	43,989,051	(15,026,311)	28,962,740
Enhanced Large-Cap Growth Index	499,078,663	76,135,313	(6,008,259)	70,127,054
Enhanced Large-Cap Value Index	510,990,355	68,202,031	(20,137,744)	48,064,287
Social Choice Equity Fund	758,433,708	71,291,875	(73,742,069)	(2,450,194)
Real Estate Securities Fund	560,686,184	19,754,095	(88,918,260)	(69,164,165)
Managed Allocation Fund	518,369,849	16,755,145	(26,622,827)	(9,867,682)
Bond Fund	2,617,610,180	74,274,604	(39,720,199)	34,554,405
Bond Plus Fund	525,926,985	20,538,711	(20,664,891)	(126,180)
Short-Term Bond Fund	284,413,732	6,907,529	(8,177,024)	(1,269,495)
High-Yield Fund	510,191,731	32,748,000	(3,801,620)	28,946,380
Tax-Exempt Bond Fund	262,099,834	7,016,757	(2,346,262)	4,670,495
Inflation-Linked Bond Fund	799,764,855	28,682,347	(203,680)	28,478,667
Bond Index Fund	115,068,320	296,880	(884,264)	(587,384)

At December 31, 2009, the Funds held the following open futures contracts

		Number of		Expiration	Unrealized
Fund	Future	Contracts	Market Value	Date	(Loss)
INTERNATIONAL EQUITY	MSCI EAFE EMINI INDEX	38	$2,980,720	March 2010	$(20,307)
LARGE-CAP GROWTH INDEX	S+P 500 E MINI INDEX	46	2,554,610	March 2010	(23,731)
LARGE-CAP VALUE INDEX	S+P 500 E MINI INDEX	50	2,776,750	March 2010	(28,663)
EQUITY INDEX	S+P 500 E MINI INDEX	75	4,165,125	March 2010	(40,731)
	S+P MIDCAP 400 EMINI INDEX	7	507,430	March 2010	(7,276)
	RUSSELL 2000 MINI INDEX	9	561,510	March 2010	(5,960)
SMALL-CAP BLEND INDEX	RUSSELL 2000 MINI INDEX	3	187,170	March 2010	(537)

Note 4—accounting pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the Funds.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.11%(a)
16,180,734	TIAA-CREF Bond Fund	$163,910,837
4,229,211	TIAA-CREF Enhanced International Equity Index Fund	28,208,839
4,829,941	TIAA-CREF Enhanced Large-Cap Growth Index Fund	40,040,214
5,370,679	TIAA-CREF Enhanced Large-Cap Value Index Fund	38,991,127
2,762,214	TIAA-CREF Growth & Income Fund	22,429,178
1,495,799	TIAA-CREF High-Yield Fund	13,806,223
1,642,469	TIAA-CREF Inflation-Linked Bond Fund	17,492,290
3,398,381	TIAA-CREF International Equity Fund	28,308,516
2,928,783	TIAA-CREF Large-Cap Growth Fund	26,739,785
2,322,694	TIAA-CREF Large-Cap Value Fund	26,014,178
129,068	TIAA-CREF Mid-Cap Growth Fund	1,924,410
142,065	TIAA-CREF Mid-Cap Value Fund	2,028,684
4,041,165	TIAA-CREF Money Market Fund	4,041,165
2,184,013	TIAA-CREF Short-Term Bond Fund	22,058,533
1,176,192	TIAA-CREF Small-Cap Equity Fund	13,408,585

	TOTAL TIAA-CREF FUNDS	449,402,564

	(Cost $433,437,657)

	TOTAL INVESTMENTS - 100.11%	449,402,564
	(Cost $433,437,657)
	OTHER ASSETS & LIABILITIES, NET - (0.11)%	(480,375)

	NET ASSETS - 100.00%	$448,922,189

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.03%(a)
16,037,580	TIAA-CREF Bond Fund	$162,460,683
5,690,984	TIAA-CREF Enhanced International Equity Index Fund	37,958,866
6,527,273	TIAA-CREF Enhanced Large-Cap Growth Index Fund	54,111,096
7,259,554	TIAA-CREF Enhanced Large-Cap Value Index Fund	52,704,360
3,733,315	TIAA-CREF Growth & Income Fund	30,314,521
2,013,284	TIAA-CREF High-Yield Fund	18,582,615
1,423,595	TIAA-CREF Inflation-Linked Bond Fund	15,161,287
4,573,235	TIAA-CREF International Equity Fund	38,095,048
3,957,729	TIAA-CREF Large-Cap Growth Fund	36,134,070
3,139,436	TIAA-CREF Large-Cap Value Fund	35,161,679
174,371	TIAA-CREF Mid-Cap Growth Fund	2,599,870
192,028	TIAA-CREF Mid-Cap Value Fund	2,742,164
1,974,350	TIAA-CREF Short-Term Bond Fund	19,940,933
1,589,864	TIAA-CREF Small-Cap Equity Fund	18,124,453

	TOTAL TIAA-CREF FUNDS	524,091,645

	(Cost $505,516,754)

	TOTAL INVESTMENTS - 100.03%	524,091,645
	(Cost $505,516,754)
	OTHER ASSETS & LIABILITIES, NET - (0.03)%	(131,798)

	NET ASSETS - 100.00%	$523,959,847

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
14,403,504	TIAA-CREF Bond Fund	$145,907,497
6,930,570	TIAA-CREF Enhanced International Equity Index Fund	46,226,902
8,005,110	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,362,359
8,904,447	TIAA-CREF Enhanced Large-Cap Value Index Fund	64,646,289
4,578,840	TIAA-CREF Growth & Income Fund	37,180,184
2,322,660	TIAA-CREF High-Yield Fund	21,438,148
950,898	TIAA-CREF Inflation-Linked Bond Fund	10,127,061
5,569,358	TIAA-CREF International Equity Fund	46,392,753
4,855,271	TIAA-CREF Large-Cap Growth Fund	44,328,627
3,850,760	TIAA-CREF Large-Cap Value Fund	43,128,514
213,730	TIAA-CREF Mid-Cap Growth Fund	3,186,718
235,540	TIAA-CREF Mid-Cap Value Fund	3,363,518
1,006,351	TIAA-CREF Short-Term Bond Fund	10,164,142
1,950,139	TIAA-CREF Small-Cap Equity Fund	22,231,585

	TOTAL TIAA-CREF FUNDS	564,684,297

	(Cost $542,673,190)

	TOTAL INVESTMENTS - 100.02%	564,684,297
	(Cost $542,673,190)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(140,116)

	NET ASSETS - 100.00%	$564,544,181

(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.10%(a)
11,087,288	TIAA-CREF Bond Fund	$112,314,226
7,273,450	TIAA-CREF Enhanced International Equity Index Fund	48,513,910
8,424,328	TIAA-CREF Enhanced Large-Cap Growth Index Fund	69,837,676
9,371,310	TIAA-CREF Enhanced Large-Cap Value Index Fund	68,035,710
4,818,752	TIAA-CREF Growth & Income Fund	39,128,269
2,312,206	TIAA-CREF High-Yield Fund	21,341,665
5,844,859	TIAA-CREF International Equity Fund	48,687,675
5,110,400	TIAA-CREF Large-Cap Growth Fund	46,657,948
4,052,689	TIAA-CREF Large-Cap Value Fund	45,390,120
225,035	TIAA-CREF Mid-Cap Growth Fund	3,355,267
247,892	TIAA-CREF Mid-Cap Value Fund	3,539,896
2,052,411	TIAA-CREF Small-Cap Equity Fund	23,397,485

	TOTAL TIAA-CREF FUNDS	530,199,847

	(Cost $509,200,871)

	TOTAL INVESTMENTS - 100.10%	530,199,847
	(Cost $509,200,871)
	OTHER ASSETS & LIABILITIES, NET - (0.10)%	(508,686)

	NET ASSETS - 100.00%	$529,691,161

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.08%(a)
6,575,654	TIAA-CREF Bond Fund	$66,611,375
7,663,187	TIAA-CREF Enhanced International Equity Index Fund	51,113,457
8,917,273	TIAA-CREF Enhanced Large-Cap Growth Index Fund	73,924,191
9,921,613	TIAA-CREF Enhanced Large-Cap Value Index Fund	72,030,908
5,101,164	TIAA-CREF Growth & Income Fund	41,421,454
2,203,751	TIAA-CREF High-Yield Fund	20,340,620
6,158,094	TIAA-CREF International Equity Fund	51,296,921
5,410,938	TIAA-CREF Large-Cap Growth Fund	49,401,865
4,290,605	TIAA-CREF Large-Cap Value Fund	48,054,775
238,005	TIAA-CREF Mid-Cap Growth Fund	3,548,657
262,448	TIAA-CREF Mid-Cap Value Fund	3,747,762
2,172,941	TIAA-CREF Small-Cap Equity Fund	24,771,522

	TOTAL TIAA-CREF FUNDS	506,263,507

	(Cost $481,789,359)

	TOTAL INVESTMENTS - 100.08%	506,263,507
	(Cost $481,789,359)
	OTHER ASSETS & LIABILITIES, NET - (0.08)%	(382,106)

	NET ASSETS - 100.00%	$505,881,401

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.06%(a)
2,944,974	TIAA-CREF Bond Fund	$29,832,590
8,216,673	TIAA-CREF Enhanced International Equity Index Fund	54,805,210
9,618,370	TIAA-CREF Enhanced Large-Cap Growth Index Fund	79,736,286
10,705,800	TIAA-CREF Enhanced Large-Cap Value Index Fund	77,724,107
5,503,222	TIAA-CREF Growth & Income Fund	44,686,163
2,167,800	TIAA-CREF High-Yield Fund	20,008,797
6,602,873	TIAA-CREF International Equity Fund	55,001,932
5,840,586	TIAA-CREF Large-Cap Growth Fund	53,324,551
4,629,706	TIAA-CREF Large-Cap Value Fund	51,852,710
256,592	TIAA-CREF Mid-Cap Growth Fund	3,825,780
283,193	TIAA-CREF Mid-Cap Value Fund	4,043,990
2,344,701	TIAA-CREF Small-Cap Equity Fund	26,729,591

	TOTAL TIAA-CREF FUNDS	501,571,707

	(Cost $469,361,175)

	TOTAL INVESTMENTS - 100.06%	501,571,707
	(Cost $469,361,175)
	OTHER ASSETS & LIABILITIES, NET - (0.06)%	(290,275)

	NET ASSETS - 100.00%	$501,281,432

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.06%(a)
4,419,525	TIAA-CREF Bond Fund	$44,769,786
12,336,557	TIAA-CREF Enhanced International Equity Index Fund	82,284,835
14,429,844	TIAA-CREF Enhanced Large-Cap Growth Index Fund	119,623,407
16,060,171	TIAA-CREF Enhanced Large-Cap Value Index Fund	116,596,844
8,255,881	TIAA-CREF Growth & Income Fund	67,037,750
3,252,054	TIAA-CREF High-Yield Fund	30,016,456
9,913,587	TIAA-CREF International Equity Fund	82,580,184
8,761,173	TIAA-CREF Large-Cap Growth Fund	79,989,511
6,945,200	TIAA-CREF Large-Cap Value Fund	77,786,238
384,981	TIAA-CREF Mid-Cap Growth Fund	5,740,067
424,828	TIAA-CREF Mid-Cap Value Fund	6,066,538
3,517,374	TIAA-CREF Small-Cap Equity Fund	40,098,069

	TOTAL TIAA-CREF FUNDS	752,589,685

	(Cost $698,347,243)

	TOTAL INVESTMENTS - 100.06%	752,589,685
	(Cost $698,347,243)
	OTHER ASSETS & LIABILITIES, NET - (0.06)%	(437,085)

	NET ASSETS - 100.00%	$752,152,600

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.04%(a)
267,496	TIAA-CREF Bond Fund	$2,709,735
736,691	TIAA-CREF Enhanced International Equity Index Fund	4,913,728
862,463	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,149,821
959,982	TIAA-CREF Enhanced Large-Cap Value Index Fund	6,969,472
493,468	TIAA-CREF Growth & Income Fund	4,006,956
196,802	TIAA-CREF High-Yield Fund	1,816,485
592,001	TIAA-CREF International Equity Fund	4,931,369
523,724	TIAA-CREF Large-Cap Growth Fund	4,781,599
415,143	TIAA-CREF Large-Cap Value Fund	4,649,600
23,008	TIAA-CREF Mid-Cap Growth Fund	343,047
25,394	TIAA-CREF Mid-Cap Value Fund	362,623
210,247	TIAA-CREF Small-Cap Equity Fund	2,396,821

	TOTAL TIAA-CREF FUNDS	45,031,256

	(Cost $39,120,632)

	TOTAL INVESTMENTS - 100.04%	45,031,256
	(Cost $39,120,632)
	OTHER ASSETS & LIABILITIES, NET - (0.04)%	(16,620)

	NET ASSETS - 100.00%	$45,014,636

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.99%(a)
125,304	TIAA-CREF Bond Fund	$1,269,332
344,273	TIAA-CREF Enhanced International Equity Index Fund	2,296,298
402,174	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,334,026
447,648	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,249,928
230,108	TIAA-CREF Growth & Income Fund	1,868,480
92,205	TIAA-CREF High-Yield Fund	851,050
276,659	TIAA-CREF International Equity Fund	2,304,567
244,217	TIAA-CREF Large-Cap Growth Fund	2,229,703
193,585	TIAA-CREF Large-Cap Value Fund	2,168,150
10,729	TIAA-CREF Mid-Cap Growth Fund	159,966
11,841	TIAA-CREF Mid-Cap Value Fund	169,094
98,040	TIAA-CREF Small-Cap Equity Fund	1,117,659

	TOTAL TIAA-CREF FUNDS	21,018,253

	(Cost $18,212,690)

	TOTAL INVESTMENTS - 99.99%	21,018,253
	(Cost $18,212,690)
	OTHER ASSETS & LIABILITIES, NET - 0.01%	2,741

	NET ASSETS - 100.00%	$21,020,994

(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
1,767,518	TIAA-CREF Bond Fund	$17,904,956
307,868	TIAA-CREF Enhanced International Equity Index Fund	2,053,482
352,461	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,921,905
392,005	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,845,955
201,593	TIAA-CREF Growth & Income Fund	1,636,939
45,365	TIAA-CREF High-Yield Fund	418,720
233,965	TIAA-CREF Inflation-Linked Bond Fund	2,491,731
247,402	TIAA-CREF International Equity Fund	2,060,855
213,710	TIAA-CREF Large-Cap Growth Fund	1,951,174
169,525	TIAA-CREF Large-Cap Value Fund	1,898,676
9,412	TIAA-CREF Mid-Cap Growth Fund	140,339
10,369	TIAA-CREF Mid-Cap Value Fund	148,072
833,412	TIAA-CREF Money Market Fund	833,412
330,234	TIAA-CREF Short-Term Bond Fund	3,335,359
85,850	TIAA-CREF Small-Cap Equity Fund	978,685

	TOTAL TIAA-CREF FUNDS	41,620,260

	(Cost $38,480,946)

	TOTAL INVESTMENTS - 100.02%	41,620,260
	(Cost $38,480,946)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(6,544)

	NET ASSETS - 100.00%	$41,613,716

(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-seven series of funds.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to schedule of investments.

Accounting for investments: Securities transactions are accounted for as of trade date.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies—These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2009, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investments

At December 31, 2009, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Lifecycle 2010 Fund	$433,437,657	$22,204,595	$(6,239,688)	$15,964,907
Lifecycle 2015 Fund	505,516,754	27,944,604	(9,369,713)	18,574,891
Lifecycle 2020 Fund	542,673,190	31,770,286	(9,759,179)	22,011,107
Lifecycle 2025 Fund	509,200,871	31,400,387	(10,401,411)	20,998,976
Lifecycle 2030 Fund	481,789,359	33,875,126	(9,400,978)	24,474,148
Lifecycle 2035 Fund	469,361,175	37,967,890	(5,757,358)	32,210,532
Lifecycle 2040 Fund	698,347,243	59,878,603	(5,636,161)	54,242,442
Lifecycle 2045 Fund	39,120,632	5,910,624	-	5,910,624
Lifecycle 2050 Fund	18,212,690	2,805,563	-	2,805,563
Lifecycle Retirement Income Fund	38,480,946	3,139,314	-	3,139,314

Note 4—accounting pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the financial statements.

12

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
 December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.11%(a)
474,823	TIAA-CREF Bond Index Fund	$4,729,233
497,150	TIAA-CREF Equity Index Fund	4,126,347
58,983	TIAA-CREF Inflation-Linked Bond Fund	628,167
88,931	TIAA-CREF International Equity Index Fund	1,390,875

	TOTAL TIAA-CREF FUNDS	10,874,622

	(Cost $10,815,355)

	TOTAL INVESTMENTS - 100.11%	10,874,622
	(Cost $10,815,355)
	OTHER ASSETS & LIABILITIES, NET - (0.11)%	(12,482)

	NET ASSETS - 100.00%	$10,862,140

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.08%(a)
527,604	TIAA-CREF Bond Index Fund	$5,254,938
742,124	TIAA-CREF Equity Index Fund	6,159,629
49,702	TIAA-CREF Inflation-Linked Bond Fund	529,326
132,747	TIAA-CREF International Equity Index Fund	2,076,157

	TOTAL TIAA-CREF FUNDS	14,020,050

	(Cost $13,933,644)

	TOTAL INVESTMENTS - 100.08%	14,020,050
	(Cost $13,933,644)
	OTHER ASSETS & LIABILITIES, NET - (0.08)%	(11,131)

	NET ASSETS - 100.00%	$14,008,919

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.08%(a)
435,250	TIAA-CREF Bond Index Fund	$4,335,092
828,677	TIAA-CREF Equity Index Fund	6,878,016
22,918	TIAA-CREF Inflation-Linked Bond Fund	244,081
148,222	TIAA-CREF International Equity Index Fund	2,318,195

	TOTAL TIAA-CREF FUNDS	13,775,384

	(Cost $13,667,828)

	TOTAL INVESTMENTS - 100.08%	13,775,384
	(Cost $13,667,828)
	OTHER ASSETS & LIABILITIES, NET - (0.08)%	(10,348)

	NET ASSETS - 100.00%	$13,765,036

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.09%(a)
311,952	TIAA-CREF Bond Index Fund	$3,107,037
830,214	TIAA-CREF Equity Index Fund	6,890,774
148,492	TIAA-CREF International Equity Index Fund	2,322,416

	TOTAL TIAA-CREF FUNDS	12,320,227

	(Cost $12,195,262)

	TOTAL INVESTMENTS - 100.09%	12,320,227
	(Cost $12,195,262)
	OTHER ASSETS & LIABILITIES, NET - (0.09)%	(11,448)

	NET ASSETS - 100.00%	$12,308,779

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.07%(a)
275,193	TIAA-CREF Bond Index Fund	$2,740,926
1,190,713	TIAA-CREF Equity Index Fund	9,882,917
212,962	TIAA-CREF International Equity Index Fund	3,330,724

	TOTAL TIAA-CREF FUNDS	15,954,567

	(Cost $15,781,405)

	TOTAL INVESTMENTS - 100.07%	15,954,567
	(Cost $15,781,405)
	OTHER ASSETS & LIABILITIES, NET - (0.07)%	(11,595)

	NET ASSETS - 100.00%	$15,942,972

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.07%(a)
146,747	TIAA-CREF Bond Index Fund	$1,461,599
1,175,974	TIAA-CREF Equity Index Fund	9,760,583
210,319	TIAA-CREF International Equity Index Fund	3,289,384

	TOTAL TIAA-CREF FUNDS	14,511,566

	(Cost $14,324,803)

	TOTAL INVESTMENTS - 100.07%	14,511,566
	(Cost $14,324,803)
	OTHER ASSETS & LIABILITIES, NET - (0.07)%	(10,601)

	NET ASSETS - 100.00%	$14,500,965

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.04%(a)
267,341	TIAA-CREF Bond Index Fund	$2,662,718
2,142,711	TIAA-CREF Equity Index Fund	17,784,499
383,217	TIAA-CREF International Equity Index Fund	5,993,515

	TOTAL TIAA-CREF FUNDS	26,440,732

	(Cost $26,162,006)

	TOTAL INVESTMENTS - 100.04%	26,440,732
	(Cost $26,162,006)
	OTHER ASSETS & LIABILITIES, NET - (0.04)%	(11,432)

	NET ASSETS - 100.00%	$26,429,300

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.17%(a)
71,008	TIAA-CREF Bond Index Fund	$707,242
568,806	TIAA-CREF Equity Index Fund	4,721,088
101,729	TIAA-CREF International Equity Index Fund	1,591,043

	TOTAL TIAA-CREF FUNDS	7,019,373

	(Cost $6,890,332)

	TOTAL INVESTMENTS - 100.17%	7,019,373
	(Cost $6,890,332)
	OTHER ASSETS & LIABILITIES, NET - (0.17)%	(11,823)

	NET ASSETS - 100.00%	$7,007,550

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.19%(a)
64,935	TIAA-CREF Bond Index Fund	$646,752
520,119	TIAA-CREF Equity Index Fund	4,316,989
93,022	TIAA-CREF International Equity Index Fund	1,454,859

	TOTAL TIAA-CREF FUNDS	6,418,600

	(Cost $6,294,186)

	TOTAL INVESTMENTS - 100.19%	6,418,600
	(Cost $6,294,186)
	OTHER ASSETS & LIABILITIES, NET - (0.19)%	(11,971)

	NET ASSETS - 100.00%	$6,406,629

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.20%(a)
264,772	TIAA-CREF Bond Index Fund	$2,637,129
188,420	TIAA-CREF Equity Index Fund	1,563,887
49,366	TIAA-CREF Inflation-Linked Bond Fund	525,750
33,709	TIAA-CREF International Equity Index Fund	527,205

	TOTAL TIAA-CREF FUNDS	5,253,971

	(Cost $5,217,678)

	TOTAL INVESTMENTS - 100.20%	5,253,971
	(Cost $5,217,678)
	OTHER ASSETS & LIABILITIES, NET - (0.20)%	(10,675)

	NET ASSETS - 100.00%	$5,243,296

(a) The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of forty-seven series of funds.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of trade date.

Transactions with affiliates: The Funds may purchase or sell investment services in transactions with affiliated entities under procedures adopted by the Board of Trustees pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2009, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investments

At December 31, 2009, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Lifecycle Index 2010 Fund	$10,815,355	$96,275	$(37,007)	$59,268
Lifecycle Index 2015 Fund	13,933,644	128,005	(41,599)	86,406
Lifecycle Index 2020 Fund	13,667,828	140,591	(33,035)	107,556
Lifecycle Index 2025 Fund	12,195,262	149,342	(24,377)	124,965
Lifecycle Index 2030 Fund	15,781,405	194,344	(21,182)	173,162
Lifecycle Index 2035 Fund	14,324,803	198,086	(11,323)	186,763
Lifecycle Index 2040 Fund	26,162,006	299,282	(20,556)	278,726
Lifecycle Index 2045 Fund	6,890,332	134,611	(5,569)	129,042
Lifecycle Index 2050 Fund	6,294,186	129,519	(5,105)	124,414
Lifecycle Index Retirement Income Fund	5,217,678	57,379	(21,086)	36,293

Note 4—accounting pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the financial statements.

Item 2. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: February 19, 2010	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 19, 2010	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: February 19, 2010	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer